AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks (98.5%):
Aerospace & Defense (1.6%):
2,447 Airbus SE $ 459,547
8,498 Austal, Ltd.* 28,674
11,931 Babcock International Group plc 183,752
13,792 BAE Systems plc 401,410
110 Bet Shemesh Engines Holdings 1997, Ltd.* 24,623
940 Bombardier, Inc., Class B* 166,266
5,330 CAE, Inc.* 138,797
5,345 Chemring Group plc 36,195
75 CTT Systems AB 1,050
51 Dassault Aviation SA 18,913
42 Elbit Systems, Ltd. 35,211
89 FACC AG* 1,355
1,632 Hensoldt AG 141,655
611 INVISIO AB 16,845
2,026 Kongsberg Gruppen ASA 86,810
1,014 Leonardo SpA 68,099
394 LISI SA 24,347
1,814 MDA Space, Ltd.* 45,960
10,708 Melrose Industries plc 72,118
891 MTU Aero Engines AG 318,938
12,593 QinetiQ Group plc 76,147
292 Rheinmetall AG 486,904
47,917 Rolls-Royce Holdings plc 731,627
250 Saab AB, Class B 16,408
2,037 Safran SA 666,097
15,312 Senior plc 58,680
18,600 Singapore Technologies Engineering, Ltd. 158,559
517 Thales SA 151,775
504 TKMS AG & Co. KGaA* 45,693
4,662,455
Air Freight & Logistics (0.5%):
2,500 AZ-COM MARUWA Holdings, Inc. 14,007
4,417 bpost SA* 9,219
283 CTT-Correios de Portugal SA 2,002
8,483 Deutsche Post AG 437,420
879 DSV A/S 210,026
5,752 Freightways Group, Ltd. 39,728
1,800 Hamakyorex Co., Ltd. 20,204
138 ID Logistics Group SACA* 51,650
3,532 InPost SA* 61,997
20,500 KLN Logistics Group, Ltd. 17,301
1,200 Konoike Transport Co., Ltd. 22,129
1,984 Logista Integral SA 74,628
958 Mainfreight, Ltd. 31,924
2,300 Mitsui-Soko Holdings Co., Ltd. 58,589
7,500 NIPPON EXPRESS HOLDINGS, Inc. 169,356
783 Oesterreichische Post AG 31,273
1,800 Sankyu, Inc. 100,187
900 SBS Holdings, Inc. 24,251
3,900 Senko Group Holdings Co., Ltd. 44,969
5,700 SG Holdings Co., Ltd. 53,451
2,000 Shibusawa Logistics Corp. 16,882
51,000 Singapore Post, Ltd. 13,702
2,900 Yamato Holdings Co., Ltd. 32,028
1,536,923
Automobile Components (1.5%):
1,000 Aisan Industry Co., Ltd. 11,716
Shares Value
Common Stocks, continued
Automobile Components, continued
9,900 Aisin Corp. $ 137,056
7,300 Akebono Brake Industry Co., Ltd.* 5,531
1,027 AKWEL SADIR 8,424
6,206 Amotiv, Ltd. 29,008
2,455 ARB Corp., Ltd. 35,695
2,319 Aumovio SE* 89,560
104 Autoneum Holding AG 15,084
1,920 Brembo NV 18,256
10,800 Bridgestone Corp. 224,185
1,647 Bulten AB 7,481
906 CIE Automotive SA 28,573
10,458 Cie Generale des Etablissements Michelin SCA 356,072
12,732 CIR SpA-Compagnie Industriali* 9,971
2,089 Continental AG 143,586
2,800 Daido Metal Co., Ltd. 15,405
2,400 Daikyonishikawa Corp. 12,618
583 Dauch Corp.* 3,302
9,500 Denso Corp. 117,964
8,380 Dometic Group AB(a) 22,853
600 Eagle Industry Co., Ltd. 10,920
673 EDAG Engineering Group AG* 2,986
1,724 ElringKlinger AG 9,835
1,500 Exco Technologies, Ltd. 8,196
1,000 Exedy Corp. 35,280
1,700 FCC Co., Ltd. 34,971
342 Feintool International Holding AG, Registered
Shares* 3,855
4,399 Forvia SE 50,096
1,000 F-Tech, Inc. 4,452
800 Futaba Industrial Co., Ltd. 4,884
6,562 Gestamp Automocion SA(a) 22,564
3,200 GS Yuasa Corp. 110,003
1,400 G-Tekt Corp. 16,223
400 HI-LEX Corp. 7,218
700 H-One Co., Ltd. 5,253
300 Imasen Electric Industrial 1,584
13,642 Johnson Electric Holdings, Ltd. 40,976
5,100 JTEKT Corp. 54,406
287 Kendrion NV 5,666
5,100 Koito Manufacturing Co., Ltd. 79,241
25,060 Kongsberg Automotive ASA* 5,020
1,400 KYB Corp. 36,917
1,033 Linamar Corp. 63,997
6,513 Magna International, Inc. 363,790
3,466 Martinrea International, Inc. 23,274
2,000 Mitsuba Corp. 15,485
400 Murakami Corp. 16,866
2,500 Musashi Seimitsu Industry Co., Ltd. 42,541
5,100 NHK Spring Co., Ltd. 80,884
600 Nichirin Co., Ltd. 15,509
3,200 Nifco, Inc. 90,535
2,200 Nippon Seiki Co., Ltd. 32,545
2,300 Niterra Co., Ltd. 107,348
2,700 NOK Corp. 48,678
4,057 Nokian Renkaat Oyj^ 42,916
1,300 NPR-RIKEN Corp. 31,314
1,743 Opmobility 30,761
2,600 Pacific Industrial Co., Ltd.* 49,410
1,500 Piolax, Inc. 15,098

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Automobile Components, continued
14,795 Pirelli & C SpA(a) $ 101,872
3,500 Press Kogyo Co., Ltd. 18,339
1,900 Sanoh Industrial Co., Ltd. 8,182
2,535 Schaeffler AG 20,620
1,300 Seiren Co., Ltd. 25,544
2,400 Shoei Co., Ltd. 25,187
3,700 Stanley Electric Co., Ltd. 67,300
5,600 Sumitomo Electric Industries, Ltd. 313,603
5,000 Sumitomo Rubber Industries, Ltd. 64,645
1,400 Tachi-S Co., Ltd., Class S 18,043
800 Taiho Kogyo Co., Ltd. 5,264
2,500 Tokai Rika Co., Ltd. 47,419
1,000 Topre Corp. 15,129
4,400 Toyo Tire Corp. 101,368
2,800 Toyoda Gosei Co., Ltd. 72,894
2,900 Toyota Boshoku Corp. 45,114
1,000 TPR Co., Ltd. 7,841
2,600 TS Tech Co., Ltd. 29,287
2,000 Unipres Corp. 16,762
4,944 Valeo SE 60,573
3,400 Yokohama Rubber Co., Ltd. (The) 129,793
600 Yorozu Corp. 3,447
4,112,063
Automobiles (1.1%):
2,511 Bayerische Motoren Werke AG 226,749
335 Ferrari NV 112,903
171 Ferrari NV, ADR 57,875
20,500 Honda Motor Co., Ltd. 165,955
15,300 Isuzu Motors, Ltd. 219,798
298 Knaus Tabbert AG* 4,344
15,600 Mazda Motor Corp. 105,323
4,004 Mercedes-Benz Group AG 242,548
22,000 Mitsubishi Motors Corp. 43,056
28,600 Nissan Motor Co., Ltd.* 60,714
2,700 Nissan Shatai Co., Ltd. 16,229
4,101 Renault SA 139,128
23,310 Stellantis NV 168,343
7,400 Subaru Corp. 118,228
20,500 Suzuki Motor Corp. 245,633
48,820 Toyota Motor Corp. 1,012,100
197 Trigano SA 32,617
530 Volkswagen AG 54,058
12,581 Volvo Car AB, Class B*^ 27,895
13,200 Yamaha Motor Co., Ltd. 94,097
3,147,593
Banks (11.5%):
4,800 77 Bank, Ltd. (The) 94,549
7,892 ABN AMRO Bank NV, Class CV 252,393
536 Addiko Bank AG* 15,391
53,023 AIB Group plc 563,873
800 Akita Bank, Ltd. (The) 25,157
1,530 Aktia Bank Oyj 22,306
2,404 AL Sydbank 194,112
189 Alandsbanken Abp, Class B 10,920
16,341 ANZ Group Holdings, Ltd. 410,694
3,500 Aozora Bank, Ltd. 55,928
1,000 Awa Bank, Ltd. (The) 36,652
8,643 Banca Monte dei Paschi di Siena SpA 75,298
Shares Value
Common Stocks, continued
Banks, continued
49,047 Banco Bilbao Vizcaya Argentaria SA $ 1,070,372
18,777 Banco Bilbao Vizcaya Argentaria SA, ADR 406,710
17,769 Banco BPM SpA 248,226
199,239 Banco Comercial Portugues SA, Class R 195,291
155,480 Banco de Sabadell SA 558,923
2,101 Banco di Desio e della Brianza SpA 21,039
81,839 Banco Santander SA 925,910
9,759 Bank Hapoalim BM 228,605
16,869 Bank Leumi Le-Israel BM, Class IS 376,229
32,912 Bank of East Asia, Ltd. (The) 54,911
15,183 Bank of Ireland Group plc 277,819
2,400 Bank of Iwate, Ltd. (The) 24,705
1,871 Bank of Montreal 253,457
4,062 Bank of Montreal, ADR 549,751
1,500 Bank of Nagoya, Ltd. (The) 54,727
1,899 Bank of Nova Scotia (The) 131,711
8,317 Bank of Nova Scotia (The), ADR 576,451
21,633 Bank of Queensland, Ltd. 100,427
800 Bank of Saga, Ltd. (The) 23,997
2,000 Bank of the Ryukyus, Ltd. 28,511
10,418 Bankinter SA^ 163,984
710 Banque Cantonale de Geneve, Class BR 30,629
844 Banque Cantonale Vaudoise, Registered Shares 136,769
79,226 Barclays plc 417,414
2,296 BAWAG Group AG*(a) 350,387
11,562 Bendigo & Adelaide Bank, Ltd. 79,290
317 Berner Kantonalbank AG, Registered Shares 159,211
5,565 BNP Paribas SA 530,056
23,542 BOC Hong Kong Holdings, Ltd. 129,722
18,661 BPER Banca SpA 243,564
31,551 CaixaBank SA 378,511
750 Canadian Imperial Bank of Commerce 71,091
4,827 Canadian Imperial Bank of Commerce, ADR 457,358
6,200 CCI Group, Inc. 37,071
7,100 Chiba Bank, Ltd. (The) 91,489
1,900 Chiba Kogyo Bank, Ltd. (The) 23,580
4,200 Chugin Financial Group, Inc. 74,919
3,308 Close Brothers Group plc* 17,618
9,513 Commerzbank AG 341,485
4,220 Commonwealth Bank of Australia 492,817
5,991 Credit Agricole SA 112,455
2,418 Credito Emiliano SpA 41,064
16,000 Dah Sing Banking Group, Ltd. 24,872
5,600 Dah Sing Financial Holdings, Ltd. 28,955
8,700 Daishi Hokuetsu Financial Group, Inc. 104,471
8,395 Danske Bank A/S 407,619
15,061 DBS Group Holdings, Ltd. 669,367
4,211 DNB Bank ASA 131,421
1,600 Ehime Bank, Ltd. (The) 15,856
682 EQB, Inc. 54,662
2,912 Erste Group Bank AG 314,616
650 FIDEA Holdings Co., Ltd. 7,724
13,904 FinecoBank Banca Fineco SpA 308,669
1,400 First Bank of Toyama, Ltd. (The) 21,092
1,095 First International Bank Of Israel, Ltd. (The) 84,617
1,000 Fukui Bank, Ltd. (The) 20,546
2,200 Fukuoka Financial Group, Inc. 83,535
8,100 Gunma Bank, Ltd. (The) 107,402
8,800 Hachijuni Bank, Ltd. (The) 110,539

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Banks, continued
34,267 Heartland Group Holdings, Ltd. $ 23,755
9,200 Hirogin Holdings, Inc. 101,743
2,700 Hokuhoku Financial Group, Inc. 101,646
62,150 HSBC Holdings plc 1,016,820
3,281 HSBC Holdings plc, ADR 270,650
7,600 Hyakugo Bank, Ltd. (The) 73,798
4,000 Hyakujushi Bank, Ltd. (The) 54,430
3 Hypothekarbank Lenzburg AG, Class R 15,660
16,126 ING Groep NV 421,304
76,993 Intesa Sanpaolo SpA 467,956
11,744 Israel Discount Bank, Ltd., Class A 117,843
3,300 Iyogin Holdings, Inc. 60,374
10,800 Japan Post Bank Co., Ltd. 177,700
44,262 Judo Capital Holdings, Ltd.* 41,642
6,500 Juroku Financial Group, Inc. 74,344
1,407 Jyske Bank A/S, Registered Shares 194,823
2,333 KBC Group NV 285,158
3,200 Keiyo Bank, Ltd. (The) 41,442
400 Kita-Nippon Bank, Ltd. (The) 11,648
2,400 Kiyo Bank, Ltd. (The) 59,080
3,400 Kyoto Financial Group, Inc. 88,681
7,790 Kyushu Financial Group, Inc. 56,675
1,096 Laurentian Bank of Canada 31,905
381 Liechtensteinische Landesbank AG 47,415
1,414 Lion Finance Group plc 175,367
339,112 Lloyds Banking Group plc 419,063
583 Luzerner Kantonalbank AG, Registered Shares 77,406
10,470 Mebuki Financial Group, Inc. 80,654
47,500 Mitsubishi UFJ Financial Group, Inc. 802,620
3,000 Miyazaki Bank, Ltd. (The) 34,537
1,267 Mizrahi Tefahot Bank, Ltd. 91,949
9,980 Mizuho Financial Group, Inc. 398,388
3,900 Musashino Bank, Ltd. (The) 52,247
6,113 MyState, Ltd. 18,666
4,000 Nanto Bank, Ltd. (The) 36,247
15,286 National Australia Bank, Ltd. 441,994
2,007 National Bank of Canada 259,746
50,743 NatWest Group plc 376,459
3,100 Nishi-Nippon Financial Holdings, Inc. 74,105
19,472 Nordea Bank Abp 335,120
3,381 Norion Bank AB* 20,100
9,500 North Pacific Bank, Ltd. 57,974
1,200 Ogaki Kyoritsu Bank, Ltd. (The) 47,310
3,000 Oita Bank, Ltd. (The) 36,541
820 Okinawa Financial Group, Inc. 27,667
461 Oma Saastopankki Oyj 6,461
17,646 Oversea-Chinese Banking Corp., Ltd. 303,988
2,493 Pareto Bank ASA 22,048
5,215 Permanent TSB Group Holdings plc* 17,712
1,522 Procrea Holdings, Inc. 30,271
28,000 Public Financial Holdings, Ltd. 5,172
3,857 Raiffeisen Bank International AG* 164,959
1,000 Rakuten Bank, Ltd.* 36,228
7,675 Resona Holdings, Inc. 85,408
781 Ringkjoebing Landbobank A/S 188,228
12,035 Royal Bank of Canada 1,945,813
5,793 Royal Bank of Canada, ADR 937,192
3,560 San ju San Financial Group, Inc. 33,377
4,900 San-In Godo Bank, Ltd. (The) 54,465
Shares Value
Common Stocks, continued
Banks, continued
7,500 Senshu Ikeda Holdings, Inc. $ 41,477
26,300 Seven Bank, Ltd. 44,784
7,500 Shiga Bank, Ltd. (The) 90,044
2,100 Shikoku Bank, Ltd. (The) 30,313
400 Shimizu Bank, Ltd. (The) 6,323
5,900 Shizuoka Financial Group, Inc. 97,480
8,685 Skandinaviska Enskilda Banken AB, Class A 159,653
11,580 Societe Generale SA 845,413
538 SpareBank 1 Oestlandet 11,058
1,426 SpareBank 1 Sor-Norge ASA 31,062
1,551 Sparebanken More 18,836
1,150 Sparebanken Norge 23,778
523 Sparekassen Sjaelland-Fyn A/S 25,176
126 St. Galler Kantonalbank AG, Registered Shares 105,674
11,828 Standard Chartered plc 245,605
16,600 Sumitomo Mitsui Financial Group, Inc. 547,248
3,500 Sumitomo Mitsui Trust Group, Inc. 111,391
4,100 Suruga Bank, Ltd. 53,039
8,846 Svenska Handelsbanken AB, Class A^ 115,567
5,769 Swedbank AB, Class A 195,976
1,853 TBC Bank Group plc 100,408
1,305 TF Bank AB 23,015
4,500 Tochigi Bank, Ltd. (The) 25,464
6,500 Toho Bank, Ltd. (The) 27,085
800 Tokyo Kiraboshi Financial Group, Inc. 56,884
7,500 TOMONY Holdings, Inc. 39,304
4,701 Toronto-Dominion Bank (The) 439,107
4,953 Toronto-Dominion Bank (The), ADR 462,164
2,100 Towa Bank, Ltd. (The) 13,419
1,200 Tsukuba Bank, Ltd. 4,427
39,799 Unicaja Banco SA(a) 118,545
9,339 UniCredit SpA 672,854
8,527 United Overseas Bank, Ltd. 245,307
743 Valiant Holding AG 165,841
900 VersaBank 12,753
239 Walliser Kantonalbank, Registered Shares 46,393
19,776 Westpac Banking Corp. 543,150
1,600 Yamagata Bank, Ltd. (The) 24,657
4,400 Yamaguchi Financial Group, Inc. 68,010
700 Yamanashi Chuo Bank, Ltd. (The) 23,502
14,100 Yokohama Financial Group, Inc. 125,366
6 Zuger Kantonalbank, Class BR 77,016
32,388,034
Beverages (1.0%):
2,757 AG Barr plc 23,799
1,900 Andrew Peller, Ltd., Class A 7,117
12,147 Anheuser-Busch InBev SA/NV 842,770
13,000 Asahi Group Holdings, Ltd. 130,480
30,200 Budweiser Brewing Co. APAC, Ltd.^(a) 27,714
14,772 C&C Group plc 22,067
1,210 Carlsberg AS, Class B 150,999
2,400 Coca-Cola Bottlers Japan Holdings, Inc. 54,649
2,736 Coca-Cola Europacific Partners plc 248,073
2,713 Coca-Cola HBC AG* 153,774
1,734 Davide Campari-Milano NV, Class M 12,348
9,254 Diageo plc 171,916
1,485 Diageo plc, ADR 110,558
2,583 Heineken NV 198,744
2,400 Ito En, Ltd. 45,077

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Beverages, continued
4,900 Kirin Holdings Co., Ltd. $ 77,969
109 Laurent-Perrier 10,420
1,200 Lifedrink Co., Inc. 9,277
653 Olvi Oyj, A Shares 25,794
2,951 Pernod Ricard SA 220,230
1,532 Royal Unibrew A/S 125,138
2,500 Sapporo Holdings, Ltd. 27,068
2,400 Suntory Beverage & Food, Ltd. 67,874
3,300 Takara Holdings, Inc. 32,279
12,746 Treasury Wine Estates, Ltd. 33,105
2,829,239
Biotechnology (0.3%):
63 Argenx SE* 45,896
2,965 Bavarian Nordic A/S* 89,282
415 Bioarctic AB, Class B*(a) 14,352
1,017 BioGaia AB, B Shares 12,999
760 Clinuvel Pharmaceuticals, Ltd. 5,206
1,439 CSL, Ltd. 141,334
1,490 Galapagos NV* 44,871
688 Genmab A/S* 184,108
6,461 Grifols SA 67,850
8,774 Mesoblast, Ltd.* 13,292
20,503 Pharming Group NV* 34,028
378 Swedish Orphan Biovitrum AB* 15,812
2,800 Takara Bio, Inc.* 20,298
1,382 Telix Pharmaceuticals, Ltd.*^ 13,229
1,960 Vitrolife AB 19,622
1,105 Zealand Pharma A/S* 51,121
773,300
Broadline Retail (0.9%):
1,600 ASKUL Corp. 11,233
24,109 B&M European Value Retail plc 54,291
1,900 Belluna Co., Ltd. 10,539
2,059 Canadian Tire Corp., Ltd., Class A 276,941
3,143 Dollarama, Inc. 385,796
6,374 Europris ASA(a) 60,261
17,501 Harvey Norman Holdings, Ltd. 60,013
2,500 Isetan Mitsukoshi Holdings, Ltd. 45,692
3,000 Izumi Co., Ltd. 19,767
8,200 J. Front Retailing Co., Ltd. 126,215
4,015 Lindex Group OYJ* 10,633
2,918 Max Stock, Ltd. 24,778
2,800 Mercari, Inc.* 65,916
30,000 Metro Holdings, Ltd. 10,872
10,327 Myer Holdings, Ltd.* 2,093
1,465 Next plc 247,017
14,500 Pan Pacific International Holdings Corp. 88,955
5,399 Prosus NV* 246,771
2,236 Puuilo Oyj 32,963
12,000 Rakuten Group, Inc.* 55,976
6,900 Ryohin Keikaku Co., Ltd. 146,753
1,600 Seria Co., Ltd. 38,276
9,000 Takashimaya Co., Ltd. 107,681
24,280 THG plc*^ 9,331
1,077 Tokmanni Group Corp.^ 8,919
3,646 Warehouse Group, Ltd. (The)* 1,379
6,822 Wesfarmers, Ltd. 345,747
Shares Value
Common Stocks, continued
Broadline Retail, continued
4,000 Wing On Co. International, Ltd. $ 7,264
2,502,072
Building Products (1.1%):
3,100 AGC, Inc. 109,334
2,028 Arbonia AG 11,450
2,091 Ariston Holding NV 8,956
2,613 Assa Abloy AB, Class B 93,754
136 Belimo Holding AG, Class R 109,952
2,400 Bunka Shutter Co., Ltd. 29,053
1,300 Central Glass Co., Ltd. 32,949
5,989 Cie de Saint-Gobain SA 492,800
2,300 Daikin Industries, Ltd. 279,053
5,524 Deceuninck NV 12,830
1,026 Dormakaba Holding AG 65,959
24,693 Fletcher Building, Ltd.* 42,059
35 Forbo Holding AG, Registered Shares 32,852
537 Geberit AG, Registered Shares 363,469
5,720 Genuit Group plc 21,768
12,753 GWA Group, Ltd. 18,546
3,039 Inrom Construction Industries, Ltd. 23,933
1,684 Inwido AB 26,551
5,198 James Halstead plc 8,330
3,006 Kingspan Group plc 253,700
1,300 Kondotec, Inc. 12,354
2,281 Lindab International AB 37,058
9,000 Lixil Corp. 92,942
297 Meier Tobler Group AG 13,094
494 Munters Group AB(a) 8,801
641 Nederman Holding AB 9,477
2,170 Nibe Industrier AB, Class B 9,051
5,700 Nichias Corp. 105,651
1,100 Nichiha Corp. 22,746
1,200 Nihon Dengi Co., Ltd. 17,326
1,800 Nihon Flush Co., Ltd. 9,132
4,900 Nippon Sheet Glass Co., Ltd.* 15,380
2 Norcros plc 7
1,400 Okabe Co., Ltd. 8,386
1,958 Recticel SA 21,527
19,244 Reliance Worldwide Corp., Ltd. 41,073
1,867 ROCKWOOL A/S, Class A 55,461
3,440 ROCKWOOL A/S, Class B 96,043
1,900 Sankyo Tateyama, Inc. 8,267
3,100 Sanwa Holdings Corp. 70,565
47 Schweiter Technologies AG 17,051
700 Sekisui Jushi Corp. 9,492
700 Shin Nippon Air Technologies Co., Ltd. 14,737
2,700 Sinko Industries, Ltd. 20,650
3,824 Systemair AB 29,044
1,800 Takara Standard Co., Ltd. 31,423
1,400 Takasago Thermal Engineering Co., Ltd. 38,678
1,100 TOTO, Ltd. 36,183
3,919 Volution Group plc 29,807
41,175 Xinyi Glass Holdings, Ltd.^ 51,640
306 Zehnder Group AG, Registered Shares 25,401
2,995,745
Capital Markets (3.1%):
8,071 3i Group plc 264,422
54,618 Aberdeen Group plc 139,006

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Capital Markets, continued
11,831 ABG Sundal Collier Holding ASA $ 9,824
2,350 AGF Management, Ltd., Class B 34,213
11,052 AJ Bell plc 68,916
9,083 Allfunds Group plc 90,879
903 Altamir 25,823
1,347 Amundi SA(a) 115,836
9,979 Ashmore Group plc 28,238
939 ASX, Ltd. 34,083
4,100 Australian Ethical Investment, Ltd. 12,969
1,518 Avanza Bank Holding AB 58,669
3,866 Azimut Holding SpA 146,831
1,968 Banca Generali SpA 117,334
521 Bellevue Group AG, Class BR 5,137
12,000 Bright Smart Securities & Commodities Group, Ltd.* 18,125
921 Brookfield Corp., ADR 37,273
1,985 Brookfield Corp., Class A 80,447
563 Brooks Macdonald Group plc 10,047
1,527 Bure Equity AB 35,473
150 Cie Financiere Tradition SA, Class BR 49,672
5,668 CMC Markets plc(a) 26,312
12,600 Daiwa Securities Group, Inc. 118,529
11,894 Deutsche Bank AG, Registered Shares 347,995
552 Deutsche Beteiligungs AG 16,089
1,980 Deutsche Boerse AG 575,580
1,036 DWS Group GmbH & Co. KGaA(a) 65,568
4,307 EFG International AG* 91,619
170 eQ Oyj 2,031
899 EQT Holdings, Ltd. 12,827
981 Euronext NV(a) 157,821
4,000 Fiera Capital Corp., Class A 15,357
2,430 flatexDEGIRO AG 82,919
838 Flow Traders, Ltd.* 26,602
1,819 Foresight Group Holdings, Ltd. 8,569
5,224 GAM Holding AG* 696
1,973 Georgia Capital plc* 95,506
557 Gimv NV 29,217
2,400 GMO Financial Holdings, Inc. 13,583
44,000 Guotai Junan International Holdings, Ltd.^ 13,258
7,694 Hong Kong Exchanges & Clearing, Ltd. 389,983
1,131 HUB24, Ltd. 65,613
2,880 ICG plc 58,573
5,100 iFAST Corp., Ltd.^ 35,921
8,797 IG Group Holdings plc 165,901
2,332 IGM Financial, Inc.^ 111,126
4,298 Impax Asset Management Group plc 7,041
28,403 Insignia Financial, Ltd.* 93,006
4,942 IntegraFin Holdings plc 20,146
13,081 Investec plc 100,501
28,448 IP Group plc* 20,073
200 IwaiCosmo Holdings, Inc. 4,468
2,600 JAFCO Group Co., Ltd. 37,281
11,900 Japan Exchange Group, Inc. 138,182
3,861 Julius Baer Group, Ltd. 284,583
17,082 Jupiter Fund Management plc 38,082
800 Kyokuto Securities Co., Ltd. 8,439
13,152 L1 Group, Ltd. 9,032
2,122 Liontrust Asset Management plc 6,850
741 London Stock Exchange Group plc 87,562
1,015 MA Financial Group, Ltd. 4,971
Shares Value
Common Stocks, continued
Capital Markets, continued
1,408 Macquarie Group, Ltd. $ 199,724
9,183 Magellan Financial Group, Ltd. 63,174
22,059 Man Group plc 74,521
2,300 Marusan Securities Co., Ltd. 14,624
2,300 Matsui Securities Co., Ltd. 13,811
2,471 Meitav Investment House, Ltd. 86,814
2,900 Mito Securities Co., Ltd. 12,671
3,035 MLP SE 24,550
496 Mutares SE & Co. KGaA^ 16,460
18,051 Navigator Global Investments, Ltd. 26,582
3,405 Netwealth Group, Ltd. 52,071
11,700 Nihon M&A Center Holdings, Inc. 47,203
9,608 Ninety One plc 29,213
24,100 Nomura Holdings, Inc. 190,640
1,900 Nordnet AB (publ) 61,786
18,105 NZX, Ltd. 13,760
7,300 Okasan Securities Group, Inc. 38,526
2,367 Onex Corp. 172,764
231 Partners Group Holding AG 248,240
2,699 Perpetual, Ltd. 29,750
2,662 Plus500, Ltd. 143,691
2,595 Polar Capital Holdings plc 21,129
40,781 Quilter plc(a) 95,044
942 Rathbones Group plc 25,022
9,785 Ratos AB, B Shares 33,835
8,000 SBI Holdings, Inc. 149,033
12,137 Schroders plc 92,529
11,100 Singapore Exchange, Ltd. 170,357
840 Sparx Group Co., Ltd. 10,079
500 Sprott, Inc. 71,364
11,465 St James's Place plc 180,306
2,100 Strike Co., Ltd. 18,253
364 Swissquote Group Holding SA, Registered Shares 179,524
1,296 Taaleri plc 10,894
2,584 Tamburi Investment Partners SpA 23,381
1,062 Tel Aviv Stock Exchange, Ltd. 47,061
800 Tikehau Capital SCA 15,022
2,855 TMX Group, Ltd. 101,256
8,500 Tokai Tokyo Financial Holdings, Inc. 38,771
26,693 TP ICAP Group plc 96,519
18,493 UBS Group AG 719,447
5,986 UOB-Kay Hian Holdings, Ltd. 16,016
22,000 Value Partners Group, Ltd. 5,577
1,171 Van Lanschot Kempen NV 77,635
947 VIEL & Cie SA 16,459
1,096 Vontobel Holding AG, Class R 95,127
128 VP Bank AG, Class A 13,830
289 VZ Holding AG 54,911
3,692 XPS Pensions Group plc 14,433
8,724,018
Chemicals (3.2%):
4,100 5N Plus, Inc.* 93,384
900 Achilles Corp. 7,691
2,300 ADEKA Corp. 53,199
1,800 Aica Kogyo Co., Ltd. 41,464
3,715 Aimia, Inc.* 7,479
2,749 Air Liquide SA 566,219
7,900 Air Water, Inc. 107,583
3,964 Akzo Nobel NV 227,444

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Chemicals, continued
77 Alzchem Group AG $ 15,098
700 Arakawa Chemical Industries, Ltd. 5,722
1,067 Arkema SA 72,596
1,200 Artience Co., Ltd. 28,710
28,200 Asahi Kasei Corp. 273,094
700 ASAHI YUKIZAI Corp. 24,916
13,890 BASF SE 839,209
772 Borregaard ASA 14,003
400 C Uyemura & Co., Ltd. 50,862
1,400 Chugoku Marine Paints, Ltd. 29,868
4,338 Clariant AG, Registered Shares* 43,022
987 Corbion NV 21,608
1,507 Croda International plc 56,303
1,000 Dai Nippon Toryo Co., Ltd. 7,796
8,400 Daicel Corp. 65,724
800 Dainichiseika Color & Chemicals Manufacturing
Co., Ltd. 5,513
3,200 Denka Co., Ltd. 72,616
3,300 DIC Corp. 77,167
200 DKS Co., Ltd. 9,798
144 DSM-Firmenich AG 10,283
57,661 Dyno Nobel, Ltd. 125,015
19,833 Elementis plc 39,446
13,127 Elkem ASA*(a) 38,924
84 EMS-Chemie Holding AG 65,609
9,485 Essentra plc 11,469
4,814 Evonik Industries AG 93,233
1,021 FUCHS SE 35,001
1,600 Fujimi, Inc. 28,114
1,800 Fuso Chemical Co., Ltd. 32,285
41 Givaudan SA, Registered Shares 138,709
200 Gurit Holding AG, Class BR* 9,901
5,343 Hexpol AB 40,732
3,363 ICL Group, Ltd. 17,342
1,500 Ishihara Sangyo Kaisha, Ltd. 26,607
500 JCU Corp. 17,117
4,610 Johnson Matthey plc 117,224
700 JSP Corp. 10,212
3,115 K+S AG, Registered Shares 58,646
1,900 Kaneka Corp. 57,979
6,100 Kansai Paint Co., Ltd. 91,325
1,300 Kanto Denka Kogyo Co., Ltd. 11,293
600 KeePer Technical Laboratory Co., Ltd. 11,442
1,600 KEIWA, Inc. 12,001
4,979 Kemira Oyj 108,976
88,854 Keppel Infrastructure Trust 35,341
1,400 KH Neochem Co, Ltd. 24,438
1,500 Koatsu Gas Kogyo Co., Ltd. 10,534
2,000 Konishi Co., Ltd. 17,456
3,400 Kumiai Chemical Industry Co., Ltd. 16,708
10,500 Kuraray Co., Ltd. 110,569
900 Kureha Corp. 22,659
1,200 Kuriyama Holdings Corp. 14,203
1,374 LANXESS AG 29,845
549 Lenzing AG* 15,260
1,200 Lintec Corp. 34,527
400 MEC Co., Ltd. 16,733
1,400 Methanex Corp. 83,432
19,400 Mitsubishi Chemical Group Corp. 112,357
Shares Value
Common Stocks, continued
Chemicals, continued
2,800 Mitsubishi Gas Chemical Co., Inc. $ 65,405
6,800 Mitsui Chemicals, Inc. 81,062
600 Moriroku Co., Ltd. 9,177
12,400 Nanofilm Technologies International, Ltd. 5,683
800 Nihon Kagaku Sangyo Co., Ltd. 12,134
2,300 Nihon Nohyaku Co., Ltd. 14,651
4,000 Nihon Parkerizing Co., Ltd. 36,902
600 Nippon Chemical Industrial Co., Ltd. 10,960
5,400 Nippon Kayaku Co., Ltd. 60,544
8,700 Nippon Paint Holdings Co., Ltd. 54,308
2,500 Nippon Sanso Holdings Corp. 89,266
3,900 Nippon Shokubai Co., Ltd. 56,383
1,300 Nippon Soda Co., Ltd. 28,907
2,900 Nissan Chemical Corp. 111,281
9,200 Nitto Denko Corp. 184,083
3,600 NOF Corp. 71,172
4,753 Novonesis (Novozymes) B 281,273
6,341 Nufarm, Ltd.* 9,004
4,544 Nutrien, Ltd. 343,062
3,137 Nutrien, Ltd., ADR 236,718
500 Okamoto Industries, Inc. 19,012
600 Okura Industrial Co., Ltd. 17,873
6,697 Orica, Ltd. 93,710
900 Osaka Organic Chemical Industry, Ltd. 20,353
600 PILLAR Corp. 27,693
2,300 Resonac Holdings Corp. 150,290
1,000 Riken Technos Corp. 10,638
15 Robertet SA 14,048
500 Sakai Chemical Industry Co., Ltd. 11,085
1,100 Sakata INX Corp. 15,934
700 Sanyo Chemical Industries, Ltd. 22,234
900 Sekisui Kasei Co., Ltd. 2,527
1,100 Shikoku Kasei Holdings Corp. 30,515
10,400 Shin-Etsu Chemical Co., Ltd. 423,191
1,800 Shin-Etsu Polymer Co., Ltd. 22,127
866 Sika AG, Registered Shares 144,060
300 SK Kaken Co., Ltd. 19,380
1,125 SOL SpA 77,035
1,216 Solvay SA, Class A 37,589
285 SP Group A/S 15,572
400 Stella Chemifa Corp. 12,530
1,600 Sumitomo Bakelite Co., Ltd. 49,674
27,427 Sumitomo Chemical Co., Ltd. 88,521
1,500 Sumitomo Seika Chemicals Co., Ltd. 11,388
1,479 Syensqo SA 85,554
2,450 Symrise AG 207,410
4,585 Synthomer plc* 2,452
700 T. Hasegawa Co., Ltd. 12,560
3,600 Taiyo Holdings Co., Ltd. 115,192
3,000 Takasago International Corp. 22,873
600 Tayca Corp. 6,520
6,900 Teijin, Ltd. 72,042
205 Tessenderlo Group SA 4,677
2,400 Toagosei Co., Ltd. 26,115
9,200 Tokai Carbon Co., Ltd. 57,216
2,200 Tokuyama Corp. 52,895
1,000 Tokyo Ohka Kogyo Co., Ltd. 48,768
16,400 Toray Industries, Inc. 115,638
6,300 Tosoh Corp. 93,255

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Chemicals, continued
200 Toyo Gosei Co., Ltd.^ $ 13,034
3,400 Toyobo Co., Ltd. 28,821
3,300 UBE Corp. 51,820
1,041 Umicore SA 19,707
700 Valqua, Ltd. 20,651
2,109 Victrex plc 15,959
571 Wacker Chemie AG 55,307
1,291 Yara International ASA 75,201
800 Yushiro, Inc. 15,439
2,800 Zacros Corp. 23,179
5,600 Zeon Corp. 62,974
8,975,248
Commercial Services & Supplies (1.3%):
6,000 ALSOK Co., Ltd. 47,988
22,328 AMA Group, Ltd.* 7,304
1,123 Befesa SA(a) 37,861
896 Bilfinger SE 101,438
3,449 Black Diamond Group, Ltd. 39,551
500 Boyd Group, Inc. 63,840
11,094 Brambles, Ltd. 173,316
7,404 Bravida Holding AB(a) 78,077
200 Calian Group, Ltd. 10,495
300 Central Security Patrols Co., Ltd. 5,711
250 Cewe Stiftung & Co. KGAA 27,121
59,285 Cleanaway Waste Management, Ltd. 93,799
3,808 Coor Service Management Holding AB(a) 24,015
2,400 CTS Co., Ltd. 13,777
4,100 Dai Nippon Printing Co., Ltd. 74,460
1,500 Daiseki Co., Ltd. 36,876
3,731 Derichebourg SA 36,031
2,180 Dexterra Group, Inc. 19,027
104 DO & CO AG 19,748
4,446 doValue SpA*(a) 10,360
26,433 Downer EDI, Ltd. 140,742
1,100 Duskin Co., Ltd. 29,359
13,659 Element Fleet Management Corp. 296,277
6,853 Elis SA 193,956
643 GFL Environmental, Inc. 26,827
435 GL Events SACA 14,899
800 grems, Inc. 13,975
1,595 Hargreaves Services plc 15,752
900 Inaba Seisakusho Co., Ltd. 9,743
4,768 ISS A/S 174,910
1,800 Itoki Corp. 35,080
5,200 Japan Elevator Service Holdings Co., Ltd. 54,011
21,513 Johnson Service Group plc 36,360
9,900 Kokuyo Co., Ltd. 53,991
4,600 Kosaido Holdings Co., Ltd. 14,335
1,600 Kyodo Printing Co., Ltd. 16,196
2,302 Lassila & Tikanoja Oyj* 19,724
2,724 Loomis AB, Class B 123,377
2,302 Luotea plc* 6,652
700 Matsuda Sangyo Co., Ltd. 28,324
5,449 Mears Group plc 23,715
39,904 Mitie Group plc 90,693
600 Mitsubishi Pencil Co., Ltd. 8,840
2,800 NAC Co., Ltd. 9,216
900 Nichiban Co., Ltd. 10,704
10,600 Nippon Parking Development Co., Ltd. 17,888
Shares Value
Common Stocks, continued
Commercial Services & Supplies, continued
1,600 Okamura Corp. $ 25,160
1,100 Oyo Corp. 20,058
4,100 Park24 Co., Ltd. 49,276
1,100 Pilot Corp. 32,779
2,400 Prestige International, Inc. 10,255
22,243 Prosegur Cash SA(a) 16,231
1,281 RB Global, Inc. 122,869
9,054 Rentokil Initial plc 56,286
900 Sato Corp. 12,817
952 Sdiptech AB* 20,375
95 Seche Environnement SACA^ 8,838
1,400 Secom Co., Ltd. 53,761
6,718 Securitas AB, Class B 112,994
24,072 Serco Group plc 91,194
641 Societe BIC SA 40,083
5,573 SPIE SA 278,621
700 Studio Alice Co., Ltd. 8,700
1,817 Takkt AG 5,109
2,580 TOPPAN Holdings, Inc. 68,377
2,000 TRE Holdings Corp. 20,008
800 Waste Connections, Inc. 129,999
418 Waste Connections, Inc., ADR 67,900
3,638,031
Communications Equipment (0.3%):
485 Adtran Networks SE 12,782
700 Aiphone Co., Ltd. 12,071
1,000 AudioCodes, Ltd. 8,410
700 DKK Co., Ltd. 13,522
1,700 Evertz Technologies, Ltd. 19,690
726 EVS Broadcast Equipment SA 28,212
500 Icom, Inc. 9,402
55,338 Nokia Oyj 440,981
10,200 Quarterhill, Inc.* 8,873
418 RTX A/S* 6,188
600 Sangoma Technologies Corp.* 2,364
684 Telefonaktiebolaget LM Ericsson, Class A 7,703
29,389 Telefonaktiebolaget LM Ericsson, Class B^ 333,074
7,500 VTech Holdings, Ltd. 56,648
959,920
Construction & Engineering (2.7%):
859 Ackermans & van Haaren NV 262,234
2,213 ACS Actividades de Construccion y Servicios SA 273,806
1,453 Aecon Group, Inc. 43,677
1,375 AF Gruppen ASA 24,204
3,000 Asanuma Corp. 18,794
1,130 Ashtrom Group, Ltd. 24,699
1,762 AtkinsRealis Group, Inc. 113,379
1,210 Badger Infrastructure Solutions, Ltd. 53,971
6,990 Balfour Beatty plc 69,933
1,900 Bird Construction, Inc. 54,422
11,372 Boustead Singapore, Ltd. 16,553
7,969 Bouygues SA 459,691
268 Burkhalter Holding AG 54,054
1,300 Chudenko Corp. 37,963
494 Cie d'Entreprises CFE 5,834
3,721 COMSYS Holdings Corp. 119,080
6,325 Costain Group plc 15,373
1,000 CTI Engineering Co., Ltd. 19,300

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Construction & Engineering, continued
3,000 Dai-Dan Co., Ltd. $ 51,210
310 Danya Cebus, Ltd. 15,991
335 Deme Group NV 72,283
1,000 Ebara Jitsugyo Co., Ltd. 15,451
2,529 Eiffage SA 388,234
818 Elecnor SA 32,354
816 Electra, Ltd./Israel 23,289
7,737 Eltel AB* 6,845
37,002 Empresas ICA SAB de CV*(b) —
5,200 EXEO Group, Inc. 88,824
4,019 Ferrovial SE 261,274
440 Fudo Tetra Corp. 8,348
2,931 Fugro NV 36,426
200 Fukuda Corp. 10,635
4,363 Galliford Try Holdings plc 27,742
3,400 Hazama Ando Corp. 42,427
1,200 Hibiya Engineering, Ltd. 20,830
212 HOCHTIEF AG 93,226
783 Implenia AG, Registered Shares 61,789
5,936 INFRONEER Holdings, Inc. 82,643
5,765 Instalco AB 19,294
5,200 JGC Holdings Corp. 76,798
1,100 Kajima Corp. 41,791
1,100 Kandenko Co., Ltd. 41,869
600 Kawada Technologies, Inc. 5,888
2,069 Keller Group plc 52,771
19,638 Kier Group plc 49,986
500 Kinden Corp. 22,565
13,407 Koninklijke BAM Groep NV 135,412
2,013 Koninklijke Heijmans NV 182,305
500 Kraftia Corp. 30,313
2,800 Kumagai Gumi Co., Ltd. 27,509
770 Kvutzat Acro, Ltd. 10,417
1,447 Lycopodium, Ltd. 13,073
4,354 Maas Group Holdings, Ltd. 12,996
5,316 Maire SpA 82,950
31,500 MECOM Power and Construction, Ltd.* 656
1,700 Meisei Industrial Co., Ltd. 18,688
3,300 MIRAIT ONE Corp. 75,738
300 Mitsubishi Kakoki Kaisha, Ltd. 5,727
1,800 Miyaji Engineering Group, Inc. 19,699
3,129 Monadelphous Group, Ltd. 59,373
1,042 Morgan Sindall Group plc 57,230
2,652 Mota-Engil SGPS SA^ 13,853
824 Multiconsult ASA(a) 14,027
3,753 NCC AB, Class B 83,363
1,000 Nichireki Group Co., Ltd. 13,472
1,600 Nippon Densetsu Kogyo Co., Ltd. 48,814
18,618 NRW Holdings, Ltd. 69,216
3,100 Obayashi Corp. 74,661
19,012 Obrascon Huarte Lain SA* 9,298
1,100 Okumura Corp. 44,513
4,000 Oriental Shiraishi Corp. 9,481
6,889 Peab AB, Class B 71,156
6,900 Penta-Ocean Construction Co., Ltd. 73,367
635 Per Aarsleff Holding A/S 74,110
999 Porr AG 42,413
1,500 Raito Kogyo Co., Ltd. 36,617
2,254 Renew Holdings plc 25,569
Shares Value
Common Stocks, continued
Construction & Engineering, continued
6,006 Sacyr SA $ 29,710
900 Sanki Engineering Co., Ltd. 39,007
1,700 Seikitokyu Kogyo Co., Ltd. 16,221
25,671 Service Stream, Ltd. 34,405
16,220 Severfield plc* 5,354
1,612 Shapir Engineering and Industry, Ltd.* 19,338
4,498 Shikun & Binui, Ltd.* 23,678
1,500 Shimizu Corp. 27,043
1,500 Shinnihon Corp. 18,578
4,400 SHO-BOND Holdings Co., Ltd. 39,238
4,619 Skanska AB, Class B 124,642
31,648 SRG Global, Ltd. 54,166
1,061 Stantec, Inc. 91,736
1,244 Stantec, Inc., ADR 107,482
669 Strabag SE, Class BR 67,713
2,413 Sweco AB, Class B 34,149
2,100 Taihei Dengyo Kaisha, Ltd. 39,163
1,600 Taikisha, Ltd. 33,821
700 Taisei Corp. 73,110
800 Takamatsu Construction Group Co., Ltd. 18,322
400 Tekken Corp. 11,787
2,000 Toa Corp. Tokyo 39,582
400 TOA ROAD Corp. 4,354
130 Tobishima Holdings, Inc. 1,731
8,600 Toda Corp. 80,299
2,000 Toenec Corp. 25,620
1,000 Tokyo Energy & Systems, Inc. 11,275
3,400 Tokyu Construction Co., Ltd. 30,783
500 Totetsu Kogyo Co., Ltd. 17,123
3,108 Veidekke ASA 60,923
25,655 Ventia Services Group Pty, Ltd. 93,080
7,347 Vinci SA 1,100,194
16,795 Webuild SpA 44,632
910 West Holdings Corp. 10,236
11,845 Worley, Ltd. 92,211
980 WSP Global, Inc. 152,542
1,700 Yahagi Construction Co., Ltd. 22,689
1,400 Yokogawa Bridge Holdings Corp. 26,424
1,500 Yondenko Corp. 17,691
1,200 Yurtec Corp. 19,729
7,513,547
Construction Materials (0.8%):
6,549 Amrize, Ltd.* 364,298
1,800 Asia Pile Holdings Corp. 16,052
4,647 Breedon Group plc 18,467
2,655 Buzzi SpA 133,905
1,108 Cementir Holding NV 19,807
4,586 Forterra plc(a) 9,501
1,160 H+H International A/S, Class B* 14,857
2,196 Heidelberg Materials AG 452,225
7,265 Holcim AG* 603,023
15,092 Ibstock plc(a) 20,251
800 Imerys SA 20,136
3,808 James Hardie Industries plc* 70,317
1,200 Maeda Kosen Co., Ltd. 14,814
8,852 Marshalls plc 16,443
2,500 Nippon Concrete Industries Co., Ltd. 5,018
666 RHI Magnesita NV 21,145
1,500 Shinagawa Refra Co., Ltd. 19,519

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Construction Materials, continued
22,814 SigmaRoc plc* $ 35,645
1,500 Sumitomo Osaka Cement Co., Ltd. 36,428
4,200 Taiheiyo Cement Corp. 93,925
1,300 TYK Corp. 4,560
2,000 Vertex Corp. 25,109
998 Vicat SACA 72,838
2,029 Wienerberger AG 54,303
100 Yotai Refractories Co., Ltd. 1,150
2,143,736
Consumer Finance (0.3%):
9,400 Acom Co., Ltd. 27,607
3,500 AEON Financial Service Co., Ltd. 34,677
7,800 Aiful Corp. 21,633
8,198 Axactor ASA* 5,637
4,614 B2 Impact ASA 11,170
1,142 Cembra Money Bank AG 142,325
3,533 Credit Corp. Group, Ltd. 26,297
4,500 Credit Saison Co., Ltd. 116,571
3,324 FleetPartners Group, Ltd. 5,832
7,892 Funding Circle Holdings plc*(a) 13,454
300 goeasy, Ltd. 8,246
2,509 Hoist Finance AB(a) 39,641
11,800 Hong Leong Finance, Ltd. 23,525
14,415 International Personal Finance plc 46,968
6,715 Isracard, Ltd. 29,892
5,602 J Trust Co., Ltd. 19,120
900 Jaccs Co., Ltd. 22,967
5,100 Marui Group Co., Ltd. 98,719
272 Moltiply Group SpA 9,958
1,520 Orient Corp. 9,317
213,600 Oshidori International Holdings, Ltd.* 47,085
2,100 Premium Group Co., Ltd. 22,405
10,234 Solvar, Ltd. 11,124
38,000 Sun Hung Kai & Co., Ltd. 20,670
10,046 Vanquis Banking Group plc* 15,165
10,059 Zip Co., Ltd.* 11,198
841,203
Consumer Staples Distribution & Retail (2.0%):
702 Acomo NV 21,738
10,815 Aeon Co., Ltd. 129,095
1,100 Ain Holdings, Inc. 39,280
6,472 Alimentation Couche-Tard, Inc. 366,897
1,800 Arcs Co., Ltd. 43,070
1,386 Axfood AB 47,301
3,200 Axial Retailing, Inc. 25,272
600 Belc Co., Ltd. 28,729
3,500 Blue Zones Holdings Co., Ltd. 42,186
21,362 Carrefour SA 393,772
17,108 Coles Group, Ltd. 259,605
875 Colruyt Group NV 36,754
800 Cosmos Pharmaceutical Corp. 34,375
1,300 Create SD Holdings Co., Ltd. 27,156
500 Daikokutenbussan Co., Ltd.* 15,368
12,300 DFI Retail Group Holdings, Ltd. 51,756
4,760 Empire Co., Ltd. 170,530
33,434 Endeavour Group, Ltd. 75,404
900 Fuji Co., Ltd./Ehime 11,868
1,000 G-7 Holdings, Inc. 8,496
Shares Value
Common Stocks, continued
Consumer Staples Distribution & Retail, continued
1,000 Genky DrugStores Co., Ltd. $ 25,065
2,179 George Weston, Ltd. 153,967
3,700 H2O Retailing Corp. 55,991
500 Halows Co., Ltd. 13,534
1,600 Heiwado Co., Ltd. 30,012
3,009 HelloFresh SE* 13,641
10,000 Hong Kong Technology Venture Co., Ltd. 1,661
200 Itochu-Shokuhin Co., Ltd. 16,440
57,232 J Sainsbury plc 256,969
3,770 Jeronimo Martins SGPS SA 90,426
1,200 JM Holdings Co., Ltd. 11,768
900 Kato Sangyo Co., Ltd. 38,201
3,850 Kesko Oyj, Class A 84,737
10,165 Kesko Oyj, Class B 224,917
1,600 Kobe Bussan Co., Ltd. 34,779
11,313 Koninklijke Ahold Delhaize NV 528,063
1,800 Kusuri no Aoki Holdings Co., Ltd. 44,031
2,200 Life Corp. 35,565
3,896 Loblaw Cos., Ltd. 177,643
215 M Yochananof & Sons, Ltd. 24,779
28,214 Marks & Spencer Group plc 126,696
689 MARR SpA 6,077
5,540 MatsukiyoCocokara & Co. 88,540
600 Maxvalu Tokai Co., Ltd. 13,680
38,038 Metcash, Ltd. 78,127
3,317 Metro, Inc. 226,984
901 North West Co., Inc. (The) 35,324
5,999 Ocado Group plc* 14,433
10,925 Olam Group, Ltd. 7,453
1,200 Qol Holdings Co., Ltd. 14,170
337 Rami Levy Chain Stores Hashikma Marketing 2006,
Ltd. 40,437
1,000 Retail Partners Co., Ltd. 7,963
2,000 San-A Co., Ltd. 38,567
10,700 Seven & i Holdings Co., Ltd. 144,029
28,900 Sheng Siong Group, Ltd. 63,602
3,049 Shufersal, Ltd. 44,535
38,447 Sonae SGPS SA 85,347
3,300 Sugi Holdings Co., Ltd. 72,709
2,400 Sundrug Co., Ltd. 59,305
85,411 Tesco plc 538,463
2,520 Tsuruha Holdings, Inc. 39,783
2,100 United Super Markets Holdings, Inc. 11,907
1,700 Valor Holdings Co., Ltd. 39,425
1,400 Watahan & Co., Ltd. 12,732
7,136 Woolworths Group, Ltd. 179,643
800 YAKUODO Holdings Co., Ltd. 9,434
800 Yamatane Corp. 11,028
2,800 Yokorei Co., Ltd. 27,346
5,728,580
Containers & Packaging (0.4%):
6,052 Billerud Aktiebolag 46,769
4,231 Cascades, Inc. 35,925
4,483 CCL Industries, Inc. 280,925
2,123 Corticeira Amorim SGPS SA 16,041
3,926 Elopak ASA 14,758
2,100 FP Corp. 31,364
1,900 Fuji Seal International, Inc. 31,225
1,000 Hokkan Holdings, Ltd. 14,116

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Containers & Packaging, continued
1,951 Huhtamaki Oyj $ 63,678
7,104 International Paper Co. 253,613
282 Mayr Melnhof Karton AG 28,715
3,531 Metsa Board Oyj* 12,502
50,822 Orora, Ltd. 66,787
1,500 Pack Corp. (The) 12,603
7,600 Rengo Co., Ltd. 61,591
6,633 SIG Group AG* 99,556
500 Taisei Lamick Group Head Quarter & Innovation
Co., Ltd. 7,931
600 Tomoku Co., Ltd. 12,933
2,800 Toyo Seikan Group Holdings, Ltd. 63,862
3,570 Transcontinental, Inc., Class A 13,398
83 Vetropack Holding AG 2,361
537 Vidrala SA 47,991
1,200 Winpak, Ltd. 38,945
501 Zignago Vetro SpA 4,054
1,261,643
Distributors (0.1%):
1,200 Arata Corp. 22,586
18,778 Bapcor, Ltd. 7,896
2,000 Central Automotive Products, Ltd. 24,196
299 D'ieteren Group 55,271
1,000 Doshisha Co., Ltd. 21,195
1,200 Happinet Corp. 20,568
4,313 Headlam Group plc* 2,140
10,764 Inchcape plc 106,453
500 Media Do Co., Ltd. 4,989
1,681 MEKO AB 12,270
1,000 PALTAC Corp. 30,465
85 Tadiran Group, Ltd. 5,380
313,409
Diversified Consumer Services (0.1%):
3,986 AcadeMedia AB(a) 42,321
3,907 Auction Technology Group plc* 17,253
33,000 EC Healthcare* 1,957
24,848 G8 Education, Ltd.^ 4,141
1,700 IBJ, Inc. 7,204
3,637 IDP Education, Ltd. 10,447
3,200 JP-Holdings, Inc. 13,730
1,200 LITALICO, Inc. 8,672
5,138 ME GROUP INTERNATIONAL plc 9,156
6,596 Pearson plc 86,540
25,000 Perfect Medical Health Management, Ltd. 3,574
600 PIA Corp. 12,669
900 QB Net Holdings Co., Ltd. 7,661
931 Riso Kyoiku Group Corp. 1,136
1,600 San Holdings, Inc. 13,630
240,091
Diversified Telecommunication Services (2.6%):
3,878 Aussie Broadband, Ltd. 13,034
979 BCE, Inc. 24,706
492 BCE, Inc., ADR 12,418
28,186 Bezeq The Israeli Telecommunication Corp., Ltd. 67,639
198,972 BT Group plc 557,630
3,412 Cellnex Telecom SA(a) 110,764
9,495 Chorus, Ltd. 51,185
Shares Value
Common Stocks, continued
Diversified Telecommunication Services, continued
90,000 CITIC Telecom International Holdings, Ltd. $ 31,110
701 Cogeco Communications, Inc. 35,582
47,136 Deutsche Telekom AG 1,737,863
2,104 Elisa Oyj 102,001
1,192 Eurotelesites AG* 6,117
2,209 Gamma Communications plc 20,755
24,829 Helios Towers plc* 59,702
74,295 HKT Trust & HKT, Ltd., Class SS 115,838
2,700 Internet Initiative Japan, Inc. 41,976
141,424 Koninklijke KPN NV 786,484
41,300 NETLINK NBN TRUST 31,090
8,252 NOS SGPS SA 52,303
124,300 NTT, Inc. 123,420
60,235 Orange SA 1,230,573
628 Ovzon AB* 3,564
57,202 PCCW, Ltd. 42,320
3,796 Proximus SADP 30,830
4,622 Quebecor, Inc., Class B 196,291
4,571 RAI Way SpA(a) 30,949
3,900 Singapore Telecommunications, Ltd. 15,101
22,616 Spark New Zealand, Ltd. 26,956
1,465 Sunrise Communications AG 87,414
12,209 Superloop, Ltd.* 27,901
503 Swisscom AG, Registered Shares 419,989
362,236 Telecom Italia SpA 253,687
233,136 Telecom Italia SpA, Savings Share 192,539
47,699 Telefonica SA 210,889
3,601 Telekom Austria AG, Class A 38,121
3,510 Telenor ASA 61,863
42,014 Telia Co. AB 214,957
27,105 Telstra Group, Ltd. 99,807
692 TELUS Corp. 8,896
10,029 TPG Telecom, Ltd. 27,864
2,802 Tuas, Ltd.* 11,980
1,900 U-Next Holdings Co., Ltd. 19,858
2,332 United Internet AG, Class RE 74,068
1,900 Vision, Inc. 13,737
7,321,771
Electric Utilities (1.4%):
882 Acciona SA 232,735
442 BKW AG 87,079
5,900 Chubu Electric Power Co., Inc. 96,867
6,700 Chugoku Electric Power Co., Inc. (The) 42,506
5,000 CK Infrastructure Holdings, Ltd. 39,908
6,564 CLP Holdings, Ltd. 61,804
6,116 Contact Energy, Ltd. 32,632
38,410 EDP - Energias de Portugal SA 203,328
405 Elia Group SA/NV* 62,057
3,812 Elmera Group ASA(a) 13,815
3,100 Emera, Inc. 160,717
4,061 Endesa SA 171,232
63,820 Enel SpA 694,706
772 EVN AG 25,528
2,726 Fortis, Inc. 152,106
1,244 Fortis, Inc., ADR 69,403
6,069 Fortum Oyj 154,237
25,063 Genesis Energy, Ltd. 31,494
31,000 HK Electric Investments & HK Electric Investments,
Ltd. 25,562

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Electric Utilities, continued
4,600 Hokkaido Electric Power Co., Inc. $ 31,335
3,500 Hokuriku Electric Power Co. 23,808
2,900 Hydro One, Ltd.(a) 119,782
10,428 Iberdrola SA 239,350
7,900 Kansai Electric Power Co., Inc. (The) 130,137
2,800 Kyushu Electric Power Co., Inc. 32,240
2,422 Mercury NZ, Ltd. 8,713
532 Naturenergie Holding AG 21,575
1,800 Okinawa Electric Power Co., Inc. (The) 12,062
16,345 Origin Energy, Ltd. 140,052
8,000 Power Assets Holdings, Ltd. 62,332
4,891 Redeia Corp. SA 82,760
246 Romande Energie Holding SA, Registered Shares 15,203
3,500 Shikoku Electric Power Co., Inc. 38,936
4,853 SSE plc 167,520
17,604 Terna - Rete Elettrica Nazionale 201,571
6,400 Tohoku Electric Power Co., Inc. 47,647
14,600 Tokyo Electric Power Co. Holdings, Inc.* 59,493
522 Verbund AG 39,766
3,831,998
Electrical Equipment (1.6%):
2,947 ABB, Ltd., Registered Shares 239,747
4,098 Accelleron Industries AG 370,219
138 Alfen N.V.*^(a) 1,479
1,361 AQ Group AB 27,020
6,056 Ballard Power Systems, Inc.* 14,586
38 Carlo Gavazzi Holding AG, Registered Shares* 7,319
600 Chiyoda Integre Co., Ltd. 12,703
1,500 Cosel Co., Ltd. 10,849
700 Denyo Co., Ltd. 15,378
355 DiscoverIE Group plc 2,556
299 Energiekontor AG 13,233
3,114 Fagerhult Group AB 9,032
1,900 Fuji Electric Co., Ltd. 133,063
9,000 Fujikura, Ltd. 244,904
700 Furukawa Electric Co., Ltd. 133,765
1,200 Futaba Corp. 4,882
485 GARO AB* 576
3,993 Hexatronic Group AB* 13,582
441 Hirakawa Hewtech Corp. 10,714
580 Huber + Suhner AG, Registered Shares 128,502
800 Idec Corp. 15,305
2,076 Legrand SA 320,750
4,700 Mabuchi Motor Co., Ltd. 47,179
754 Mersen SA 19,763
2,800 Mitsubishi Electric Corp. 91,450
15,831 NEL ASA* 3,465
1,236 Nexans SA 167,216
5,500 NIDEC Corp.* 69,226
500 Nippon Carbon Co., Ltd. 14,240
1,000 Nitto Kogyo Corp. 27,113
1,522 NKT A/S* 199,417
3,813 Nordex SE* 200,800
38 Phoenix Mecano AG, Registered Shares 19,865
2,372 Prysmian SpA 277,330
700 Sanyo Denki Co., Ltd. 19,926
1,284 Schneider Electric SE 352,629
1,000 SEC Carbon, Ltd. 16,920
2,150 SGL Carbon SE* 8,139
Shares Value
Common Stocks, continued
Electrical Equipment, continued
2,705 Siemens Energy AG $ 445,117
4,566 Signify NV(a) 95,468
600 Sinfonia Technology Co., Ltd. 41,211
371 SMA Solar Technology AG* 19,572
1,100 SWCC Corp. 88,091
921 TKH Group NV 39,509
1,300 Ushio, Inc. 23,827
12,178 Vestas Wind Systems A/S 364,666
4,268 Volex plc 25,948
2,117 Zumtobel Group AG 9,313
4,417,564
Electronic Equipment, Instruments & Components (1.4%):
500 A&D HOLON Holdings Co., Ltd. 8,187
600 Ai Holdings Corp. 10,310
800 Aichi Tokei Denki Co., Ltd. 14,862
5,560 Alps Alpine Co., Ltd. 75,234
121 ALSO Holding AG, Registered Shares 21,355
2,000 Amano Corp. 47,933
619 Arad, Ltd. 8,879
1,200 Arisawa Manufacturing Co., Ltd. 17,428
883 AT&S Austria Technologie & Systemtechnik AG* 53,366
1,617 Audinate Group, Ltd.* 2,865
8,000 Azbil Corp. 69,229
868 Barco NV 9,620
2,200 Canon Marketing Japan, Inc. 48,470
1,548 Celestica, Inc.* 436,743
157 Cicor Technologies, Ltd., Registered Shares* 23,415
5,800 Citizen Watch Co., Ltd. 61,540
3,400 CMK Corp. 11,939
2,095 Codan, Ltd. 46,130
6,000 Cowell e Holdings, Inc.* 19,940
1,000 Daitron Co., Ltd. 17,144
3,500 Daiwabo Holdings Co., Ltd. 68,262
4,500 Dexerials Corp. 62,012
867 Dicker Data, Ltd. 5,124
53,316 Dustin Group AB*(a) 7,746
59,000 FIT Hon Teng, Ltd.*^(a) 52,878
400 Furuno Electric Co., Ltd. 15,828
900 Furuya Metal Co., Ltd. 34,849
1,680 Gooch & Housego plc 16,767
400 Hagiwara Electric Holdings Co., Ltd. 9,030
1,413 Halma plc 71,776
3,300 Hamamatsu Photonics KK 38,087
1,373 Hanza AB 21,638
8,786 Hexagon AB, Class B 85,533
500 Hioki EE Corp. 22,496
400 Hirose Electric Co., Ltd. 52,234
1,000 Horiba, Ltd. 116,669
1,300 Hosiden Corp. 21,400
2,200 Ibiden Co., Ltd. 107,904
1,122 Incap Oyj* 12,320
172 Inficon Holding AG 21,624
1,000 Iriso Electronics Co., Ltd. 20,554
1,800 Japan Aviation Electronics Industry, Ltd. 26,035
1,100 Japan Cash Machine Co., Ltd. 7,157
1,226 Jenoptik AG 40,357
1,000 Jeol, Ltd. 37,126
1,400 Kaga Electronics Co., Ltd. 33,463
300 Keyence Corp. 106,257

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
1,894 Kitron ASA $ 18,467
1,200 Koa Corp. 11,366
6,700 Kyocera Corp. 103,588
3,500 Kyosan Electric Manufacturing Co., Ltd. 13,824
4,068 Lagercrantz Group AB, B Shares 86,657
527 Landis+Gyr Group AG* 33,592
1,212 LPKF Laser & Electronics SE* 8,894
1,000 Macnica Holdings, Inc. 15,036
200 Maruwa Co., Ltd. 70,032
1,900 Maxell, Ltd. 25,265
500 Meiko Electronics Co., Ltd. 79,808
2,414 Midwich Group plc 5,087
4,600 Murata Manufacturing Co., Ltd. 103,145
3,146 Mycronic AB 73,894
2,911 NCAB Group AB* 17,405
75 Nedap NV 6,911
399 Next Vision Stabilized Systems, Ltd. 38,668
1,100 Nichicon Corp. 12,237
2,200 Nihon Dempa Kogyo Co., Ltd. 16,752
600 Nippon Chemi-Con Corp. 5,586
1,800 Nippon Electric Glass Co., Ltd. 69,492
2,100 Nippon Signal Co., Ltd. 21,507
1,800 Nissha Co., Ltd. 13,961
685 Note AB 12,332
24,877 Novonix, Ltd.*^ 4,593
3,600 Oki Electric Industry Co., Ltd. 60,909
3,100 Omron Corp. 89,311
1,200 Optex Group Co., Ltd. 20,292
900 Osaki Electric Co., Ltd. 9,742
30,000 PAX Global Technology, Ltd. 16,423
4,407 Pricer AB, Class B* 1,343
1,100 Restar Corp. 18,455
1,200 Riken Keiki Co., Ltd. 22,707
900 Ryoyo Ryosan Holdings, Inc. 17,357
1,100 Satori Electric Co., Ltd. 12,731
221 Sesa SpA 20,396
1,900 Shimadzu Corp. 45,078
1,200 Shinko Shoji Co., Ltd. 9,580
2,000 Siix Corp. 15,004
4,611 Softwareone Holding AG 40,270
6,120 Strix Group plc* 2,980
2,000 Sumida Corp. 13,952
700 Suzuden Corp. 7,606
700 Tachibana Eletech Co., Ltd. 12,883
3,300 Taiyo Yuden Co., Ltd. 80,530
2,500 Tamura Corp. 9,773
16,500 TDK Corp. 213,951
245 Telsys, Ltd. 20,774
700 Tokyo Electron Device, Ltd. 13,557
7,103 TT Electronics plc* 11,117
483 Vaisala Oyj, A Shares 24,860
6,800 Venture Corp., Ltd. 81,825
10,000 VSTECS Holdings, Ltd. 11,130
1,100 Yashima Denki Co., Ltd. 20,439
3,300 Yokogawa Electric Corp. 102,231
1,100 Yokowo Co., Ltd. 21,149
4,036,169
Energy Equipment & Services (0.7%):
7,314 Akastor ASA 11,492
Shares Value
Common Stocks, continued
Energy Equipment & Services, continued
6,540 Aker Solutions ASA $ 31,146
2,991 BW Offshore, Ltd. 16,013
3,100 Calfrac Well Services, Ltd.* 14,598
8,074 CES Energy Solutions Corp. 106,868
4,087 DOF Group ASA 58,375
4,858 Enerflex, Ltd. 101,638
106,730 Ezion Holdings, Ltd.*(b) —
3,519 Hunting plc 23,201
2,980 Odfjell Drilling, Ltd. 31,168
1,211 Odfjell Technology, Ltd. 9,232
2,850 Pason Systems, Inc. 27,129
1,600 PHX Energy Services Corp. 15,196
518 Precision Drilling Corp.* 50,984
50,343 Saipem SpA^ 230,197
5,609 SBM Offshore NV 223,049
174 SBO AG 7,225
3,416 Solstad Maritime Holding A/S 10,152
2,859 Solstad Offshore ASA 20,315
3,678 Subsea 7 SA 114,513
4,631 Technip Energies NV 194,618
1,654 Tecnicas Reunidas SA* 59,503
4,415 Tenaris SA 128,943
435 TerraVest Industries, Inc. 41,354
4,441 TGS ASA 59,724
2,300 Total Energy Services, Inc. 37,537
800 Toyo Kanetsu KK 13,976
7,311 Trican Well Service, Ltd. 38,424
7,098 Vallourec SACA 176,419
294 Viridien* 45,028
1,898,017
Entertainment (0.3%):
800 Akatsuki, Inc. 13,902
1,100 Amuse, Inc. 14,094
800 Anycolor, Inc. 14,717
1,400 Avex, Inc. 10,552
2,427 Borussia Dortmund GmbH & Co. KGaA 8,502
4,300 Capcom Co., Ltd. 91,189
702 Coffee Stain Group AB* 1,286
4,900 COLOPL, Inc. 12,984
1,370 CTS Eventim AG & Co. KGaA 78,558
2,100 Daiichikosho Co., Ltd. 22,398
702 Embracer Group AB, Class B* 3,589
5,146 EVT, Ltd. 47,449
649 G5 Entertainment AB 3,757
2,400 GREE Holdings, Inc. 5,613
38,000 IGG, Inc. 17,025
400 Kinepolis Group NV 12,232
800 Konami Group Corp. 99,545
1,000 MIXI, Inc. 16,090
3,270 Modern Times Group MTG AB, Class B* 31,957
600 Nexon Co., Ltd. 11,310
1,000 Nintendo Co., Ltd. 57,066
3,400 Square Enix Holdings Co., Ltd. 54,041
21,268 Stillfront Group AB* 8,593
700 Toei Animation Co., Ltd. 11,489
400 Toei Co., Ltd. 14,981
1,500 Toho Co., Ltd. 15,825
1,040 Ubisoft Entertainment SA*^ 4,657
10,012 Universal Music Group NV 194,108

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Entertainment, continued
18,998 Vivendi SE $ 39,654
917,163
Financial Services (0.9%):
129 Adyen NV*(a) 129,066
85,105 AMP, Ltd. 77,809
9,449 Australian Finance Group, Ltd. 11,934
1,008 Banca IFIS SpA 24,717
4,735 Banca Mediolanum SpA 96,157
3,852 BFF Bank SpA*(a) 6,473
4,421 Burford Capital, Ltd. 18,352
22,106 Challenger, Ltd. 127,226
3,889 Deutsche Pfandbriefbank AG(a) 13,284
2,900 Edenred SE 57,733
800 eGuarantee, Inc. 8,212
5,345 EML Payments, Ltd.* 2,073
807 Eurazeo SE 38,197
1,900 Financial Partners Group Co., Ltd. 19,057
2,400 Firm Capital Mortgage Investment Corp.^ 20,361
2,200 Fuyo General Lease Co., Ltd. 59,673
200 GMO Financial Gate, Inc. 6,618
800 GMO Payment Gateway, Inc. 42,138
698 GRENKE AG 10,181
4,600 G-Resources Group, Ltd. 6,321
1,036 HAL Trust 209,327
10,134 Helia Group, Ltd. 36,907
2,517 Infratil, Ltd. 16,939
1,600 Japan Investment Adviser Co., Ltd. 19,404
2,400 Japan Securities Finance Co., Ltd. 31,640
51,009 M&G plc 185,376
28,620 Mitsubishi HC Capital, Inc. 255,725
82 Mivtach Shamir Holdings, Ltd. 9,775
4,000 Mizuho Leasing Co., Ltd. 35,414
915 Mortgage Advice Bureau Holdings, Ltd. 6,790
14,213 Nexi SpA(a) 52,908
16,085 OFX Group, Ltd.* 5,995
7,289 Omni Bridgeway, Ltd.* 7,974
10,100 ORIX Corp. 302,624
13,641 OSB Group plc 94,483
5,857 Paragon Banking Group plc 56,142
2,488 Paypoint plc^ 18,325
10,548 Pepper Money, Ltd. 12,757
926 Pluxee NV 11,344
2,895 Poste Italiane SpA^(a) 68,103
400 Ricoh Leasing Co., Ltd. 14,788
543 SBI ARUHI Corp. 2,856
3 Schweizerische Nationalbank, Registered Shares 12,667
66,100 Sony Financial Group, Inc. 60,222
3,600 Timbercreek Financial Corp. 17,445
5,500 Tokyo Century Corp. 71,020
3,429 Washington H Soul Pattinson & Co., Ltd. 95,829
1,637 Wise plc, Class A* 19,645
36,491 Worldline SA*^(a) 11,020
1,800 Zenkoku Hosho Co., Ltd. 35,910
2,554,936
Food Products (2.4%):
5,530 a2 Milk Co., Ltd. (The) 36,707
1,484 AAK AB 38,300
1,313 AEP Plantations plc 29,648
Shares Value
Common Stocks, continued
Food Products, continued
364 Agrana Beteiligungs AG $ 5,139
4,600 Ajinomoto Co., Inc. 128,990
502 Aryzta AG* 39,216
3,280 Associated British Foods plc 82,080
772 Atria Oyj 15,067
1,699 Austevoll Seafood ASA 18,203
9,834 Australian Agricultural Co., Ltd.* 9,172
163 Bakkafrost P/F 7,638
50 Barry Callebaut AG, Registered Shares 87,689
8,863 Bega Cheese, Ltd. 36,943
48 Bell Food Group AG 12,203
854 Bonduelle SCA^ 8,346
3,100 Calbee, Inc. 60,011
360 Canada Packers, Inc. 5,221
1 Chocoladefabriken Lindt & Spruengli AG 142,258
800 Chubu Shiryo Co., Ltd. 8,910
6,342 Cloetta AB, B Shares 36,002
1,228 Cranswick plc 85,419
2,452 Danone SA 196,899
17,600 Delfi, Ltd. 13,024
1,000 DyDo Group Holdings, Inc. 16,612
2,372 Ebro Foods SA 51,760
6,815 Elders, Ltd. 34,303
49 Emmi AG, Registered Shares 52,470
1,300 Ezaki Glico Co., Ltd. 48,323
1,600 Feed One Co., Ltd. 11,989
90,669 First Pacific Co., Ltd. 63,665
27,100 First Resources, Ltd. 61,071
5,564 Fonterra Co-operative Group, Ltd. 26,161
10,200 Food Empire Holdings, Ltd. 24,209
1,616 ForFarmers NV 11,812
9,500 Fraser and Neave, Ltd. 10,634
1,900 Fuji Oil Co., Ltd. 43,602
1,600 Fujicco Co., Ltd. 16,029
700 Fujiya Co., Ltd. 10,923
2,595 Glanbia plc 51,058
289,700 Golden Agri-Resources, Ltd. 69,025
6,985 GrainCorp, Ltd., Class A 32,021
14,632 Greencore Group plc 47,049
1,502 Grieg Seafood ASA* 11,897
1,100 High Liner Foods, Inc. 11,728
710 Hilton Food Group plc 4,836
800 Hokuto Corp. 9,658
2,000 House Foods Group, Inc. 38,475
700 Imuraya Group Co., Ltd. 10,717
5,374 Inghams Group, Ltd. 7,393
940 Itoham Yonekyu Holdings, Inc. 34,130
600 Iwatsuka Confectionery Co., Ltd. 12,145
911 JDE Peet's NV 33,538
600 J-Oil Mills, Inc. 7,651
1,300 Kagome Co., Ltd. 23,077
1,200 Kameda Seika Co., Ltd. 10,980
700 Kenko Mayonnaise Co., Ltd. 9,797
1,416 Kerry Group plc, Class A 112,126
1,200 Kewpie Corp. 30,661
3,900 Kikkoman Corp. 35,554
2,600 Kotobuki Spirits Co., Ltd. 30,142
518 KWS Saat SE & Co. KGaA 45,050
500 Kyokuyo Co., Ltd. 15,785

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Food Products, continued
147 Lassonde Industries, Inc., Class A $ 24,045
2,420 Leroy Seafood Group ASA 12,314
8 Lotus Bakeries NV 90,903
1,065 M.P. Evans Group plc 21,058
1,449 Magnum Ice Cream Co. NV (The)* 21,384
4,794 Magnum Ice Cream Co. NV (The), ADR* 71,670
1,803 Maple Leaf Foods, Inc. 38,888
1,200 Marudai Food Co., Ltd. 17,304
2,000 Megmilk Snow Brand Co., Ltd. 40,960
3,300 MEIJI Holdings Co., Ltd. 80,533
800 Mitsui DM Sugar Co., Ltd. 17,215
2,600 Morinaga & Co., Ltd. 44,443
2,300 Morinaga Milk Industry Co., Ltd. 69,340
829 Mowi ASA 18,843
22,644 Nestle SA, Registered Shares 2,246,596
389 Neto Malinda Trading, Ltd. 19,064
1,800 NH Foods, Ltd. 79,674
6,800 Nichirei Corp. 84,918
1,800 Nippn Corp. 30,876
3,600 Nisshin Oillio Group, Ltd. (The) 43,485
3,900 Nisshin Seifun Group, Inc. 51,725
10,000 Nissin Foods Co., Ltd. 9,200
2,700 Nissin Foods Holdings Co., Ltd. 51,369
9,700 Nissui Corp. 82,780
326 Orior AG* 4,520
149 Orkla ASA 1,875
20,925 Premier Foods plc 51,479
1,180 Premium Brands Holdings Corp. 69,677
1,300 Prima Meat Packers, Ltd. 22,444
4,461 Raisio Oyj, Class V 13,818
13,979 Ridley Corp., Ltd.^ 26,389
1,300 Riken Vitamin Co., Ltd. 23,783
4,400 Rogers Sugar, Inc. 21,163
1,300 Rokko Butter Co., Ltd. 9,536
600 S Foods, Inc. 11,446
800 S&B Foods, Inc. 23,861
400 Sakata Seed Corp. 10,950
2,346 Sanford, Ltd. 9,516
5,028 Saputo, Inc. 157,105
127 Savencia SA 8,911
3,496 Scales Corp., Ltd. 11,965
1,119 Scandi Standard AB 17,551
476 Schouw & Co. A/S 49,039
3,426 Select Harvests, Ltd.* 9,185
800 Showa Sangyo Co., Ltd. 16,508
306 Sipef NV 35,194
274 Societe LDC SADIR 31,591
1,800 Starzen Co., Ltd. 14,444
297 Strauss Group, Ltd. 13,084
737 Suedzucker AG^ 11,122
7,095 Tate & Lyle plc 34,015
700 Toyo Suisan Kaisha, Ltd. 48,875
3,900 Umios Corp. 36,052
798 Viscofan SA 55,960
24,000 Vitasoy International Holdings, Ltd. 19,088
400 Warabeya Nichiyo Holdings Co., Ltd. 7,589
800 Wellneo Sugar Co., Ltd. 14,464
197,415 WH Group, Ltd.(a) 260,137
22,400 Wilmar International, Ltd. 67,501
Shares Value
Common Stocks, continued
Food Products, continued
2,300 Yakult Honsha Co., Ltd. $ 38,559
2,400 Yamazaki Baking Co., Ltd. 53,748
1,500 Yukiguni Factory Co., Ltd. 10,189
6,872,061
Gas Utilities (0.5%):
8,684 AltaGas, Ltd. 301,246
9,902 APA Group 68,076
1,174 Ascopiave SpA 4,625
900 Brookfield Infrastructure Corp. 35,569
3,473 Enagas SA 68,986
77,850 Hong Kong & China Gas Co., Ltd. 71,362
17,057 Italgas SpA 198,647
100 K&O Energy Group, Inc. 3,521
2,607 Naturgy Energy Group SA 78,261
4,400 Nippon Gas Co., Ltd. 81,815
3,100 Osaka Gas Co., Ltd. 125,723
1,812 Rubis SCA 72,495
1,300 Shizuoka Gas Co., Ltd. 12,448
9,280 Snam SpA 70,569
7,604 Superior Plus Corp. 36,683
5,600 Toho Gas Co., Ltd. 45,164
2,600 Tokyo Gas Co., Ltd. 122,776
1,397,966
Ground Transportation (0.9%):
64,153 Aurizon Holdings, Ltd. 176,819
1,170 Ayvens SA(a) 13,782
1,300 Canadian National Railway Co. 133,823
1,849 Canadian National Railway Co., ADR 190,022
2,788 Canadian Pacific Kansas City, Ltd. 219,428
724 Canadian Pacific Kansas City, Ltd., ADR 56,950
3,100 Central Japan Railway Co. 80,282
54,400 ComfortDelGro Corp., Ltd. 61,388
4,500 East Japan Railway Co. 102,710
24,945 Firstgroup plc 54,781
500 Fukuyama Transporting Co., Ltd. 16,926
4,100 Hankyu Hanshin Holdings, Inc. 118,535
1,100 Ichinen Holdings Co., Ltd. 14,872
206 Jungfraubahn Holding AG, Registered Shares 68,782
4,900 Keikyu Corp. 47,312
10,500 Keio Corp. 51,317
3,300 Keisei Electric Railway Co., Ltd. 24,616
4,820 Kelsian Group, Ltd. 13,064
3,400 Kintetsu Group Holdings Co., Ltd. 69,306
2,700 Kyushu Railway Co. 64,102
19,217 Lindsay Australia, Ltd. 8,035
400 Maruzen Showa Unyu Co., Ltd. 21,038
7,711 MTR Corp., Ltd. 31,644
3,700 Mullen Group, Ltd. 45,435
3,800 Nagoya Railroad Co., Ltd. 41,504
2,700 NANKAI Co., Ltd. 52,351
1,800 Nikkon Holdings Co., Ltd. 48,718
1,300 Nishi-Nippon Railroad Co., Ltd. 24,941
588 NTG Nordic Transport Group A/S* 14,840
4,500 Odakyu Electric Railway Co., Ltd. 46,848
1,000 Sakai Moving Service Co., Ltd. 17,312
700 Sanyo Electric Railway Co., Ltd. 8,919
3,300 Seibu Holdings, Inc. 92,158
2,200 Seino Holdings Co., Ltd. 33,865

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Ground Transportation, continued
323 Sixt SE $ 23,969
1,700 Sotetsu Holdings, Inc. 31,493
141 Stef SA 19,173
1,708 TFI International, Inc. 185,941
200 TFI International, Inc., ADR 21,726
2,800 Tobu Railway Co., Ltd. 50,577
5,000 Tokyu Corp. 59,065
4,383 Tourism Holdings, Ltd. 5,560
17,033 Transport International Holdings, Ltd. 23,155
3,200 West Japan Railway Co. 63,565
8,809 Zigup plc 45,103
2,595,752
Health Care Equipment & Supplies (1.2%):
6,242 Advanced Medical Solutions Group plc 15,966
795 Alcon AG, ADR 59,903
4,885 Alcon AG 366,569
5,018 Ambu A/S, Class B 53,976
5,475 Ansell, Ltd. 107,144
6,703 Arjo AB, Class B 17,762
2,700 Asahi Intecc Co., Ltd. 57,608
1,537 Bausch + Lomb Corp.* 24,438
600 BioMerieux 63,887
362 Carl Zeiss Meditec AG, Class BR 10,065
246 Cellavision AB 3,992
630 Cochlear, Ltd. 73,968
976 Coloplast A/S, Class B 66,556
251 Coltene Holding AG, Registered Shares*^ 15,055
12,000 Convatec Group plc(a) 34,501
3,084 Demant A/S* 93,741
1,374 Eckert & Ziegler SE 23,158
5,167 Elekta AB, Class B^ 30,700
442 EssilorLuxottica SA 102,855
2,617 Fisher & Paykel Healthcare Corp., Ltd. 56,662
500 Fukuda Denshi Co., Ltd. 30,855
3,444 Getinge AB, B Shares 69,608
405 Guerbet* 4,518
2,200 Hoya Corp. 379,527
537 Ion Beam Applications 8,128
2,000 Japan Lifeline Co., Ltd. 17,409
6,332 Koninklijke Philips NV 173,408
1,761 Koninklijke Philips NV, NYS 48,251
1,600 Mani, Inc. 15,423
133 Medacta Group SA(a) 24,879
671 Medistim ASA 14,703
849 Medmix AG(a) 9,275
2,700 Menicon Co., Ltd. 29,222
10 Metall Zug AG, Registered Shares 9,170
19,000 Modern Dental Group, Ltd. 14,970
2,300 Nakanishi, Inc. 39,588
4,923 Nanosonics, Ltd.*^ 12,871
7,100 Nipro Corp. 69,940
15,000 Olympus Corp. 142,819
458 Pentixapharm Holding AG* 963
2,100 PHC Holdings Corp. 14,551
457 Revenio Group Oyj 10,061
600 Rion Co., Ltd. 10,447
16,500 Riverstone Holdings, Ltd. 8,813
4,131 Siemens Healthineers AG(a) 173,274
2,180 Smith & Nephew plc, ADR 69,280
Shares Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
2,518 Smith & Nephew plc $ 39,770
795 Sonova Holding AG 180,250
360 STRATEC SE 7,096
1,215 Straumann Holding AG, Class R 126,782
8,100 Sysmex Corp. 70,621
10,700 Terumo Corp. 143,283
21 Ypsomed Holding AG, Registered Shares 7,280
3,255,541
Health Care Providers & Services (0.8%):
5,600 Alfresa Holdings Corp. 90,249
3,647 Ambea AB(a) 51,462
2,889 Amplifon SpA 31,524
1,500 Amvis Holdings, Inc. 3,956
1,700 As One Corp. 23,763
6,164 Attendo AB(a) 66,065
5,975 Australian Clinical Labs, Ltd.^ 8,620
700 BML, Inc. 18,005
6,760 Clariane SE* 28,184
20,000 C-Mer Medical Holdings, Ltd. 3,304
2,319 CVS Group plc 34,532
2,189 EBOS Group, Ltd. 28,183
263 Elan Corp. 1,206
2,912 Extendicare, Inc. 55,104
2,701 Fagron 67,797
1,400 France Bed Holdings Co., Ltd. 11,474
6,241 Fresenius Medical Care AG 277,633
5,456 Fresenius SE & Co. KGaA 279,444
2,134 Galenica AG(a) 243,666
1,500 H.U. Group Holdings, Inc. 30,520
26,644 Healius, Ltd. 10,356
2,572 Humana AB 13,245
4,878 Integral Diagnostics, Ltd. 7,991
1,000 Japan Medical Dynamic Marketing, Inc. 3,444
225 LNA Sante SA 7,280
1,304 Medical Facilities Corp. 15,638
1,574 Medicover AB, Class B 31,478
56 Medios AG* 778
4,900 Medipal Holdings Corp. 91,459
3,565 Mediterranean Towers, Ltd. 18,972
24,681 Monash IVF Group, Ltd. 11,261
1,110 NMC Health plc*(b) —
11,023 Novolog, Ltd. 3,508
23,114 Oceania Healthcare, Ltd.* 9,305
6,310 Oriola Oyj, Class B 6,894
13,300 Raffles Medical Group, Ltd. 10,488
3,907 Ramsay Health Care, Ltd. 106,466
3,761 Regis Healthcare, Ltd. 16,104
15,555 Ryman Healthcare, Ltd.* 18,988
3,800 Ship Healthcare Holdings, Inc. 58,108
1,474 Sienna Senior Living, Inc. 22,943
3,229 Sigma Healthcare, Ltd. 5,936
1,900 Solasto Corp. 13,565
5,862 Sonic Healthcare, Ltd. 82,955
9,842 Spire Healthcare Group plc(a) 19,148
9,450 Summerset Group Holdings, Ltd. 48,276
2,200 Suzuken Co., Ltd. 82,943
2,745 Terveystalo Oyj(a) 27,551
176,600 Thomson Medical Group, Ltd.* 7,607
1,100 Toho Holdings Co., Ltd. 33,236

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Health Care Providers & Services, continued
1,300 Tokai Corp./Gifu $ 20,346
1,600 Vital KSK Holdings, Inc. 14,884
6,991 Well Health Technologies Corp.* 19,301
2,195,145
Health Care Technology (0.1%):
7,980 AGFA-Gevaert NV* 4,263
2,802 Ascom Holding AG, Registered Shares 18,504
3,500 M3, Inc. 35,735
800 Medley, Inc.* 9,651
800 NNIT A/S*(a) 5,707
648 Pro Medicus, Ltd. 53,523
1,213 RaySearch Laboratories AB 24,667
1,731 Sectra AB, Class B 41,652
193,702
Hotels, Restaurants & Leisure (1.4%):
2,117 Accor SA 101,417
600 Aeon Fantasy Co., Ltd. 8,816
1,000 Airtrip Corp. 4,319
4,661 Amadeus IT Group SA 264,920
2,067 Aristocrat Leisure, Ltd. 65,663
1,638 Basic-Fit NV*(a) 56,402
5,071 Betsson AB, Class B 54,375
1,065 Better Collective A/S* 15,575
20,000 Cafe de Coral Holdings, Ltd. 10,963
1,433 Carnival plc, ADR 36,928
970 Cie des Alpes 26,674
23,206 Coast Entertainment Holdings, Ltd.* 7,641
5,293 Collins Foods, Ltd. 32,040
4,300 Colowide Co., Ltd. 49,429
12,553 Compass Group plc 348,716
3,168 Corporate Travel Management, Ltd.* 6,585
8,200 Create Restaurants Holdings, Inc.^ 39,511
2,300 Curves Holdings Co., Ltd. 10,790
1,621 Domino's Pizza Enterprises, Ltd. 18,350
5,120 Domino's Pizza Group plc 11,715
400 Doutor Nichires Holdings Co., Ltd. 7,447
4,906 Elior Group SA(a) 14,001
1,240 Evolution AB(a) 77,376
6,500 Fairwood Holdings, Ltd. 3,393
131 Fattal Holdings 1998, Ltd.* 24,018
896 FDJ UNITED 26,131
4,764 Flight Centre Travel Group, Ltd.^ 35,844
1,500 Food & Life Cos., Ltd. 88,783
900 Fuji Kyuko Co., Ltd. 13,868
1,000 Fujita Kanko, Inc. 13,064
557 Fuller Smith & Turner plc 4,823
14,000 Galaxy Entertainment Group, Ltd. 63,117
400 Genki Global Dining Concepts Corp. 7,288
143,500 Genting Singapore, Ltd. 75,357
1,960 Greggs plc 39,780
10,742 Gym Group plc*(a) 24,932
600 Hiday Hidaka Corp. 11,242
2,000 HIS Co., Ltd. 13,273
5,443 Hollywood Bowl Group plc 17,061
18,230 Hongkong & Shanghai Hotels, Ltd. (The)* 13,796
1,416 Ibersol SGPS SA 17,806
1,900 Ichibanya Co., Ltd. 11,018
435 InterContinental Hotels Group plc, ADR 58,055
Shares Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
808 InterContinental Hotels Group plc $ 106,415
535 Issta, Ltd. 17,695
3,676 J D Wetherspoon plc 27,061
868 Jumbo Interactive, Ltd. 4,630
1,100 KOMEDA Holdings Co, Ltd. 20,545
3,200 Koshidaka Holdings Co., Ltd. 21,918
2,800 Kyoritsu Maintenance Co., Ltd. 43,169
29,337 Lottery Corp., Ltd. (The) 109,322
2,737 Lottomatica Group SpA 78,991
33,812 Marston's plc* 23,545
300 Matsuyafoods Holdings Co., Ltd. 10,796
1,200 McDonald's Holdings Co. Japan, Ltd. 62,657
3,184 Melia Hotels International SA 35,644
15,600 MGM China Holdings, Ltd. 22,190
14,000 Miramar Hotel & Investment 19,108
11,969 Mitchells & Butlers plc* 40,279
1,200 Monogatari Corp. (The) 35,814
413 MTY Food Group, Inc. 11,429
46,867 NagaCorp, Ltd. 23,257
600 Ohsho Food Service Corp. 11,719
5,176 On the Beach Group plc(a) 10,819
4,100 Oriental Land Co., Ltd. 69,804
900 Pizza Pizza Royalty Corp. 9,771
7,247 Playtech plc 32,151
600 Pollard Banknote, Ltd. 7,808
12,439 Rank Group plc 14,909
4,800 Resorttrust, Inc. 52,791
3,149 Restaurant Brands International, Inc. 233,056
700 Ringer Hut Co., Ltd. 10,064
4,600 Round One Corp. 23,909
1,200 Royal Holdings Co., Ltd. 11,073
1,100 Saizeriya Co., Ltd. 44,549
18,188 Sands China, Ltd. 38,657
5,957 Scandic Hotels Group AB(a) 53,944
36,000 Shangri-La Asia, Ltd. 20,595
42,585 SJM Holdings, Ltd.*^ 11,383
913 SkiStar AB 15,887
23,951 SKYCITY Entertainment Group, Ltd.* 9,663
5,000 Skylark Holdings Co., Ltd. 108,057
1,749 Sodexo SA 89,772
12,769 SSP Group plc 29,870
91,665 Tabcorp Holdings, Ltd. 60,450
137 Tivoli A/S 13,182
800 Tokyotokeiba Co., Ltd. 28,871
1,400 Toridoll Holdings Corp. 38,425
5,230 Trainline plc*(a) 15,722
6,237 TUI AG 47,295
11,838 TUI AG Frankfurt 89,768
6,523 WEB Travel Group, Ltd.* 12,124
6,523 Webjet Group, Ltd. 2,383
4,802 Whitbread plc 145,933
31,600 Wynn Macau, Ltd. 22,111
1,900 Yoshinoya Holdings Co., Ltd. 39,542
1,308 Young & Co.'s Brewery plc, Class A 13,066
1,515 Young & Co.'s Brewery plc, Class NV 12,827
1,200 Zensho Holdings Co., Ltd. 69,613
4,068,330

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Household Durables (1.2%):
2,404 Azorim-Investment Development & Construction
Co., Ltd.* $ 14,409
4,812 Bang & Olufsen A/S* 6,510
27,373 Barratt Redrow plc 95,734
2,739 Bellway plc 66,872
1,610 Berkeley Group Holdings plc 73,789
11,184 Bonava AB, B Shares* 11,141
2,349 Breville Group, Ltd. 43,004
27,975 Cairn Homes plc 68,448
2,500 Casio Computer Co., Ltd. 22,297
600 Chofu Seisakusho Co., Ltd. 7,587
9,402 Crest Nicholson Holdings plc 12,508
619 De' Longhi SpA 21,860
1,000 Dorel Industries, Inc., Class B* 1,337
451 Electra Consumer Products 1970, Ltd. 10,741
3,176 Electrolux AB, Class B* 19,990
1,200 ES-Con Japan, Ltd. 8,224
715 Fiskars OYJ Abp 10,079
1,300 FJ Next Holdings Co., Ltd. 12,979
1,000 Foster Electric Co., Ltd. 18,624
1,600 Fuji Corp., Ltd. 8,138
7,325 Glenveagh Properties plc*(a) 16,405
4,025 GN Store Nord A/S* 63,380
7,600 Haseko Corp. 141,247
2,710 Henry Boot plc 6,532
700 Hoosiers Holdings Co., Ltd. 5,299
3,400 Iida Group Holdings Co., Ltd. 51,707
1,337 JM AB 17,019
7,000 JVCKenwood Corp. 48,904
692 Kaufman & Broad SA 22,894
600 Ki-Star Real Estate Co., Ltd. 12,624
1,300 LEC, Inc. 9,253
540 Leifheit AG 9,320
73,600 Man Wah Holdings, Ltd. 40,745
1,659 Maytronics, Ltd.* 1,678
1,363 Neinor Homes SA*(a) 26,306
6,500 Nikon Corp. 78,688
50,184 Nobia AB* 10,499
1,500 Noritz Corp. 21,805
1,200 Open House Group Co., Ltd. 76,850
14,700 Panasonic Holdings Corp. 244,105
8,393 Persimmon plc 120,057
1,900 Rinnai Corp. 44,230
567 Sabaf SpA 9,173
1,200 Sangetsu Corp. 23,479
693 SEB SA 35,878
4,900 Sekisui House, Ltd. 109,398
5,800 Sharp Corp.* 21,374
53,000 Sony Group Corp. 1,093,300
14,400 Sumitomo Forestry Co., Ltd. 130,534
251 Surteco Group SE 3,018
400 Tama Home Co., Ltd.^ 10,120
4,800 Tamron Co., Ltd. 30,537
89,907 Taylor Wimpey plc 106,278
1,000 Toa Corp. Hyogo 11,200
100 Token Corp. 8,511
7,319 Vistry Group plc* 32,618
100 V-ZUG Holding AG 4,816
3,849 YIT Oyj* 11,693
Shares Value
Common Stocks, continued
Household Durables, continued
1,200 Zojirushi Corp. $ 12,711
3,258,456
Household Products (0.3%):
636 Essity AB, Class A 16,386
5,634 Essity AB, Class B 145,313
1,423 Henkel AG & Co. KGaA 101,903
5,600 Lion Corp. 58,463
2,861 McBride plc 5,199
3,600 Pigeon Corp. 37,230
4,330 Reckitt Benckiser Group plc 293,801
1,100 ST Corp. 10,229
1,600 Transaction Co., Ltd. 11,693
12,000 Unicharm Corp. 69,885
750,102
Independent Power and Renewable Electricity Producers
(0.6%):
1,688 7C Solarparken AG* 3,433
2,451 Boralex, Inc., Class A 64,566
3,000 Capital Power Corp. 142,117
7,088 Cloudberry Clean Energy ASA* 9,694
1,098 Corp ACCIONA Energias Renovables SA 27,339
14,274 Drax Group plc 168,587
5,896 EDP Renovaveis SA 94,330
1,700 EF-ON, Inc. 3,961
2,600 Electric Power Development Co., Ltd. 71,545
249 Enlight Renewable Energy, Ltd.* 16,651
1,000 eRex Co., Ltd. 6,140
881 ERG SpA 22,540
161 Grenergy Renovables SA* 21,443
445 Kenon Holdings, Ltd. 36,687
9,223 Meridian Energy, Ltd. 29,466
7,372 Northland Power, Inc. 123,706
691 OPC Energy, Ltd.* 23,977
2,011 Orron Energy ab* 1,543
3,969 Orsted AS*(a) 97,189
1,500 Polaris Renewable Energy, Inc. 13,211
2,100 RENOVA, Inc.* 11,383
8,053 RWE AG 536,288
2,554 Scatec ASA*(a) 34,566
11,000 Shandong Hi-Speed Holdings Group, Ltd.* 1,874
1,714 Solaria Energia y Medio Ambiente SA* 47,992
6,992 TransAlta Corp. 91,943
882 Voltalia SA, Registered Shares*^ 7,194
1,709,365
Industrial Conglomerates (0.7%):
125 Aker ASA, A Shares 13,816
1,959 BayWa AG*^ 6,157
865 Bonheur ASA 21,458
8,000 Chevalier International Holdings, Ltd. 4,255
13,930 CK Hutchison Holdings, Ltd. 107,060
49,379 CTF Services, Ltd. 49,712
2,932 DCC plc 180,676
2,300 Gakken Holdings Co., Ltd. 14,421
2,000 Guoco Group, Ltd. 17,617
100 Hikari Tsushin, Inc. 25,319
18,500 Hitachi, Ltd. 540,725
545 Indus Holding AG 16,686

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Industrial Conglomerates, continued
515 Italmobiliare SpA $ 15,893
2,100 Jardine Cycle & Carriage, Ltd. 56,752
3,600 Keihan Holdings Co., Ltd. 73,552
9,000 Keppel, Ltd. 83,545
1,187 Lifco AB, Class B 35,733
2,900 Mie Kotsu Group Holdings, Inc. 10,082
5,400 Nisshinbo Holdings, Inc. 50,063
7,406 Nolato AB, Class B 37,677
5,800 Sekisui Chemical Co., Ltd. 96,707
1,230 Siemens AG, Registered Shares 291,705
3,581 Smiths Group plc 109,053
27,456 Storskogen Group AB, Class B 25,705
4,146 Swire Pacific, Ltd., Class A 45,473
5,000 Swire Pacific, Ltd., Class B 8,182
5,400 TOKAI Holdings Corp. 39,764
933 Volati AB 7,920
1,985,708
Insurance (5.4%):
4,475 Admiral Group plc 188,758
32,466 Aegon, Ltd. 236,675
7,175 Aegon, Ltd., ADR, Registered Shares 52,091
4,666 Ageas SA/NV 341,702
73,040 AIA Group, Ltd. 820,541
33,031 Alm Brand A/S 80,707
2,500 Anicom Holdings, Inc. 21,909
5,157 ASR Nederland NV 355,229
4,196 AUB Group, Ltd. 70,984
30,482 Aviva plc 242,768
6,922 AXA SA 317,301
22,280 Beazley plc 373,747
500 Brookfield Wealth Solutions, Ltd.* 20,760
6,720 Chesnara plc 26,777
2,054 Clal Insurance Enterprises Holdings, Ltd. 145,876
3,983 Coface SA 69,157
26,600 Daiichi Life Group, Inc. 243,096
3,500 Definity Financial Corp. 164,796
5,700 E-L Financial Corp., Ltd. 64,872
207 Fairfax Financial Holdings, Ltd. 352,762
1,054 FBD Holdings plc 19,999
300 FP Partner, Inc. 4,509
928 Generali 37,413
274 Gjensidige Forsikring ASA 7,158
997 Great-West Lifeco, Inc. 46,700
922 Hannover Rueck SE 285,325
1,246 Harel Insurance Investments & Financial Services,
Ltd. 69,495
2,129 Helvetia Baloise Holding AG 550,079
9,627 Hiscox, Ltd. 193,989
3,086 iA Financial Corp., Inc. 342,524
506 IDI Insurance Co., Ltd. 33,687
42,553 Insurance Australia Group, Ltd. 214,095
2,110 Intact Financial Corp. 382,406
9,300 Japan Post Holdings Co., Ltd. 106,706
6,900 Japan Post Insurance Co., Ltd. 69,715
38,522 Just Group plc 111,690
7,712 Lancashire Holdings, Ltd. 60,171
61,855 Legal & General Group plc 203,835
13,545 Linea Directa Aseguradora SA Cia de Seguros y
Reaseguros 18,628
Shares Value
Common Stocks, continued
Insurance, continued
6,273 Mandatum Oyj $ 50,339
953 Manulife Financial Corp. 32,833
8,627 Manulife Financial Corp., ADR 297,114
28,427 Mapfre SA 127,234
24,385 Medibank Pvt, Ltd. 73,781
384 Menora Mivtachim Holdings, Ltd. 55,780
6,642 Migdal Insurance & Financial Holdings, Ltd.* 35,133
7,100 MS&AD Insurance Group Holdings, Inc. 185,821
1,012 Muenchener Rueckversicherungs-Gesellschaft AG in
Muenchen, Class R 630,320
14,653 nib holdings, Ltd. 64,653
8,032 NN Group NV 628,189
2,268 Phoenix Financial, Ltd. 120,571
382 Protector Forsikring ASA 18,529
7,758 Prudential plc, ADR^ 220,560
16,140 Prudential plc 225,043
42,625 QBE Insurance Group, Ltd. 626,152
8,346 Sabre Insurance Group plc(a) 17,380
3,822 Saga plc* 23,859
30,949 Sampo Oyj, A Shares 331,587
5,589 SCOR SE 197,433
445 Solid Forsakring AB 4,965
5,200 Sompo Holdings, Inc. 203,200
1,922 Standard Life plc 17,378
15,474 Steadfast Group, Ltd. 45,658
3,669 Storebrand ASA 66,363
8,091 Sun Life Financial, Inc. 506,960
14,633 Suncorp Group, Ltd. 163,213
335 Swiss Life Holding AG 367,273
4,396 Swiss Re AG 734,276
4,100 T&D Holdings, Inc. 104,216
1,209 Talanx AG 147,115
16,600 Tokio Marine Holdings, Inc. 775,257
18,588 TOWER, Ltd. 19,832
892 Trisura Group, Ltd.* 27,923
7,516 Tryg A/S 179,939
9,616 Unipol Assicurazioni SpA 225,074
3,657 UNIQA Insurance Group AG 64,704
54 Vaudoise Assurances Holding SA 54,553
1,397 Vienna Insurance Group AG Wiener Versicherung
Gruppe 100,739
1,001 Wuestenrot & Wuerttembergische AG 15,740
826 Zurich Insurance Group AG 589,086
15,324,407
Interactive Media & Services (0.2%):
12,713 Auto Trader Group plc(a) 79,511
1,246 CAR Group, Ltd. 20,145
1,202 Hemnet Group AB 13,537
3,500 Kakaku.com, Inc. 45,890
1,170 Karnov Group AB, Class B* 8,787
19,700 LY Corp. 47,750
600 MarkLines Co., Ltd. 5,817
14,381 MONY Group plc 28,811
424 REA Group, Ltd. 46,950
11,674 Rightmove plc 66,487
1,281 Scout24 SE(a) 98,139
2,510 SEEK, Ltd. 24,166

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Interactive Media & Services, continued
430 Vend Marketplaces ASA, Class B $ 10,709
496,699
IT Services (0.9%):
3,641 Addnode Group AB 25,652
114 Adesso SE 7,621
370 Allgeier SE 7,217
847 Alten SA 53,239
1,244 Appen, Ltd.* 1,254
1,600 Argo Graphics, Inc. 14,632
2,661 Atea ASA* 38,957
600 Avant Group Corp.^ 4,932
600 Base Co., Ltd. 12,144
1,894 Bechtle AG 64,044
1,800 BIPROGY, Inc. 53,027
1,186 CANCOM SE 33,106
2,314 Capgemini SE 270,435
1,100 CGI, Inc. 80,430
1,233 CGI, Inc., ADR 90,132
500 Change Holdings, Inc. 2,978
4,933 Columbus A/S 7,520
944 Computacenter plc 37,475
1,100 Comture Corp. 10,086
870 Data#3, Ltd. 4,009
1,200 Dentsu Soken, Inc. 15,186
3,600 DTS Corp. 23,532
4,883 Econocom Group SA/NV 7,917
558 Enea AB* 3,322
3,891 FDM Group Holdings plc 5,192
283 Formula Systems 1985, Ltd. 34,202
7,100 Fujitsu, Ltd. 144,304
2,500 Future Corp. 25,231
824 GFT Technologies SE 16,835
1,900 GMO internet group, Inc. 34,991
1,451 Indra Sistemas SA^ 79,944
1,400 Ines Corp. 17,288
227 Infotel SA 9,685
1,684 iomart Group plc* 265
222 IONOS Group SE* 6,378
600 JBCC Holdings, Inc. 4,575
600 JIG-SAW, Inc.* 9,273
1,495 Kainos Group plc 14,431
816 KNOW IT AB 9,265
1,146 Kontron AG^ 25,016
226 Macquarie Technology Group, Ltd.* 9,422
1,665 Matrix IT, Ltd. 46,331
1,060 Megaport, Ltd.* 5,533
300 Mitsubishi Research Institute, Inc. 8,920
114 Nagarro SE 6,277
10,057 NCC Group plc 15,463
5,700 NEC Corp. 142,021
1,040 Netcompany Group A/S*(a) 63,092
7,599 NEXTDC, Ltd.* 60,900
2,556 Nomura Research Institute, Ltd. 70,827
300 NS Solutions Corp. 6,979
2,800 NSD Co., Ltd. 48,615
2,300 Obic Co., Ltd. 56,053
1,128 One Software Technologies, Ltd. 21,197
2,500 Otsuka Corp. 47,948
1,200 Pole To Win Holdings, Inc. 2,222
Shares Value
Common Stocks, continued
IT Services, continued
1,470 Proact IT Group AB $ 15,492
385 Reply SpA 35,902
60 Secunet Security Networks AG 12,218
5,900 SHIFT, Inc.* 24,021
300 Shopify, Inc., Class A* 35,601
650 Shopify, Inc., ADR, Class A* 77,103
4,800 Simplex Holdings, Inc. 24,610
4,396 Softcat plc 71,180
273 Sopra Steria Group 38,106
23,000 SUNeVision Holdings, Ltd. 16,509
464 Sword Group 16,726
1,700 TechMatrix Corp. 19,318
2,780 Tieto Oyj 60,349
2,500 TIS, Inc. 53,951
2,500 Uchida Yoko Co., Ltd. 31,483
153 Wavestone 8,182
573 Wiit SpA 17,400
2,475,673
Leisure Products (0.3%):
702 Asmodee Group AB, Class B* 7,982
4,900 Bandai Namco Holdings, Inc. 121,044
1,496 Beneteau SACA 11,835
705 BRP, Inc. 50,687
777 Games Workshop Group plc 183,128
1,000 GLOBERIDE, Inc. 13,301
391 Harvia Oyj 15,118
600 Kawai Musical Instruments Manufacturing Co., Ltd. 10,755
500 Mars Group Holdings Corp. 9,572
1,300 Mizuno Corp. 28,251
1,500 Noritsu Koki Co., Ltd. 19,286
800 Roland Corp. 19,589
6,200 Sankyo Co., Ltd. 76,407
216 Sanlorenzo SpA/Ameglia 7,754
1,700 Sega Sammy Holdings, Inc. 26,187
600 Shimano, Inc. 62,881
700 Spin Master Corp.(a) 8,948
4,547 Technogym SpA(a) 92,137
464 Thule Group AB(a) 10,100
2,500 Tomy Co., Ltd. 41,353
1,800 Tsuburaya Fields Holdings, Inc. 16,201
700 Universal Entertainment Corp.* 2,970
7,500 Yamaha Corp. 52,876
1,100 Yonex Co., Ltd. 20,670
909,032
Life Sciences Tools & Services (0.4%):
1,587 AddLife AB, Class B 23,572
321 Chemometec A/S 15,216
3,683 Eurofins Scientific SE 269,309
2,062 Evotec SE* 10,169
945 Gerresheimer AG^ 21,488
716 Lonza Group AG, Registered Shares 458,204
101 Medcap AB* 5,036
585 PolyPeptide Group AG*(a) 21,051
731 Qiagen NV 29,278
6,831 Qiagen NV, ADR 273,513
82 Sartorius Stedim Biotech 16,052
619 Siegfried Holding AG, Registered Shares* 58,653

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Life Sciences Tools & Services, continued
255 Tecan Group AG, Class R $ 43,344
1,244,885
Machinery (3.9%):
1,879 Aalberts NV 65,333
2,100 Aida Engineering, Ltd. 14,353
900 Airman Corp. 11,008
726 Alfa Laval AB 39,635
2,008 Alimak Group AB(a) 22,927
900 Alinco, Inc. 5,889
9,393 Alstom SA* 267,609
6,600 Amada Co., Ltd. 91,577
2,403 ANDRITZ AG 166,303
2,700 Asahi Diamond Industrial Co., Ltd. 20,685
11,197 Atlas Copco AB, Class A 197,051
7,276 Atlas Copco AB, Class B 113,112
1,049 ATS Corp.* 29,572
1,300 Bando Chemical Industries, Ltd. 16,829
1,134 Beijer Alma AB, Class B 29,113
5,403 Bodycote plc 44,292
275 Bucher Industries AG, Registered Shares 121,357
62 Burckhardt Compression Holding AG 37,176
56 Bystronic AG 14,677
1,400 CKD Corp. 39,418
755 Construcciones y Auxiliar de Ferrocarriles SA 51,240
90 Daetwyler Holding AG, Class BR 16,108
3,600 Daifuku Co., Ltd. 125,786
500 Daihatsu Infinearth Mfg Co., Ltd. 6,605
5,799 Daimler Truck Holding AG 276,409
233 Danieli & C Officine Meccaniche SpA 16,079
1,585 Danieli & C Officine Meccaniche SpA, Savings Share 78,965
3,900 DMG Mori Co., Ltd. 59,743
1,587 Duerr AG 34,386
5,300 Ebara Corp. 149,355
3,512 Electrolux Professional AB, Class B 19,031
2,998 Epiroc AB, Class A 73,646
1,306 Epiroc AB, Class B 28,102
900 FANUC Corp. 31,349
1,473 FLSmidth & Co. A/S 111,930
820 Fluidra SA 19,006
13,800 Frencken Group, Ltd. 22,395
1,300 Fuji Corp./Aichi 39,661
1,100 Furukawa Co., Ltd. 30,911
1,000 Galilei Co., Ltd. 22,694
5,790 GEA Group AG 409,127
1,134 Georg Fischer AG, Registered Shares 58,103
371 Gesco SE 5,916
2,000 Glory, Ltd. 50,916
16,185 Heidelberger Druckmaschinen AG* 25,056
5,448 Hexagon Composites ASA* 5,708
1,869 Hexagon Purus ASA* 203
981 Hiab Oyj, Class B 46,319
7,900 Hino Motors, Ltd.* 18,959
500 Hirata Corp. 7,730
1,200 Hisaka Works, Ltd. 11,766
2,300 Hitachi Construction Machinery Co., Ltd. 78,700
2,000 Hoshizaki Corp. 64,139
700 Hosokawa Micron Corp. 26,041
679 Husqvarna AB, A Shares 2,671
2,705 Husqvarna AB, Class R 10,652
Shares Value
Common Stocks, continued
Machinery, continued
6,300 IHI Corp. $ 128,771
4,848 IMI plc 165,255
2,434 Indutrade AB 56,320
12 Interroll Holding AG, Class R 22,410
1,300 Iseki & Co., Ltd. 12,952
9,031 Iveco Group NV 200,313
300 Japan Steel Works, Ltd. (The) 16,337
768 JOST Werke SE(a) 44,264
1,572 Kalmar Oyj, Class B 79,710
5,600 Kanadevia Corp. 36,303
96 Kardex Holding AG, Registered Shares 28,727
900 Kato Works Co., Ltd. 7,918
5,000 Kawasaki Heavy Industries, Ltd. 94,879
1,845 KION Group AG 95,842
400 Kitagawa Corp. 3,976
2,600 Kitz Corp. 30,042
1,589 Knorr-Bremse AG 177,382
572 Koenig & Bauer AG* 5,341
10,500 Komatsu, Ltd. 412,216
79 Komax Holding AG, Class R* 5,053
900 Komori Corp. 8,797
4,232 Kone Oyj, Class B 269,781
6,675 Konecranes Oyj 218,102
665 Krones AG 88,522
13,100 Kubota Corp. 206,725
2,600 Kurita Water Industries, Ltd. 123,723
1,200 Kyokuto Kaihatsu Kogyo Co., Ltd. 22,061
1,200 Maezawa Kyuso Industries Co., Ltd. 11,973
1,300 Makino Milling Machine Co., Ltd.* 94,146
1,400 Makita Corp. 45,475
586 Manitou BF SA 13,199
3,200 Max Co., Ltd. 32,924
1,200 Meidensha Corp. 58,776
800 METAWATER Co., Ltd. 17,562
11,036 Metso Oyj 190,842
9,032 MINEBEA MITSUMI, Inc. 148,173
2,200 MISUMI Group, Inc. 37,337
6,200 Mitsubishi Heavy Industries, Ltd. 169,148
700 Mitsuboshi Belting, Ltd. 17,530
1,500 Mitsui E&S Co., Ltd. 54,515
1,300 Miura Co., Ltd. 26,101
6,671 Morgan Advanced Materials plc 18,008
1,500 Morita Holdings Corp. 25,679
800 Nachi-Fujikoshi Corp. 23,057
2,000 Namura Shipbuilding Co., Ltd. 55,233
956 NFI Group, Inc.* 13,210
5,700 NGK Corp. 147,812
2,300 Nikkiso Co., Ltd. 36,691
2,700 Nikko Co., Ltd. 13,401
1,267 Nilfisk Holding A/S* 27,262
700 Nippon Thompson Co., Ltd. 3,910
400 Nissei ASB Machine Co., Ltd. 19,070
800 Nitta Corp. 22,527
500 Nitto Kohki Co., Ltd. 5,182
1,900 Nitto Seiko Co., Ltd. 9,239
900 Nittoku Co., Ltd. 12,634
900 Nomura Micro Science Co., Ltd. 17,948
1,000 Noritake Co., Ltd. 19,934
995 Norma Group SE^ 19,090

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Machinery, continued
9,300 NSK, Ltd. $ 65,535
22,000 NTN Corp. 45,369
400 Obara Group, Inc. 13,297
4,495 OC Oerlikon Corp. AG^ 17,652
800 Oiles Corp. 12,135
400 Okamoto Machine Tool Works, Ltd. 9,748
1,400 OKUMA Corp. 31,804
700 Organo Corp. 63,028
2,000 OSG Corp. 32,493
692 Palfinger AG 27,340
150 Plasson Industries, Ltd. 7,442
69 Rational AG 49,939
1,090 Renk Group AG 63,845
1,820 Rieter Holding AG, Registered Shares 6,966
17,511 Rotork plc 72,744
500 Ryobi, Ltd. 7,735
5,052 Sandvik AB 193,169
500 Savaria Corp. 9,616
105 Schindler Holding AG, Registered Shares 33,033
63,000 Seatrium, Ltd. 116,832
360 SFS Group AG 53,662
1,100 Shibaura Machine Co., Ltd. 26,720
500 Shibuya Corp. 10,713
1,200 Shima Seiki Manufacturing, Ltd. 6,920
1,900 Shinmaywa Industries, Ltd. 28,285
78,000 Singamas Container Holdings, Ltd. 6,202
2,200 Sintokogio, Ltd. 12,802
7,590 Skellerup Holdings, Ltd. 22,714
5,262 SKF AB, B Shares 125,747
100 SMC Corp. 39,118
2,300 Sodick Co., Ltd. 17,993
623 Spirax Group plc 55,749
772 Stabilus SE 14,064
1,498 Stadler Rail AG^ 38,240
671 Sulzer AG, Registered Shares 140,552
2,600 Sumitomo Heavy Industries, Ltd. 79,408
3,900 Tadano, Ltd. 33,118
1,500 Takeuchi Manufacturing Co., Ltd. 59,736
3,785 Talgo SA*(a) 11,990
478 Technotrans SE 14,915
11,687 Techtronic Industries Co., Ltd. 155,565
700 Teikoku Sen-I Co., Ltd. 12,869
1,300 THK Co., Ltd. 38,778
2,100 Tocalo Co., Ltd. 34,334
1,392 TOMRA Systems ASA 16,660
2,410 Trelleborg AB, Class B 89,849
1,100 Tsubaki Nakashima Co., Ltd.* 2,038
2,600 Tsubakimoto Chain Co. 38,458
1,800 Tsugami Corp. 37,591
1,200 Tsukishima Holdings Co., Ltd. 20,721
1,200 Tsurumi Manufacturing Co., Ltd. 15,824
3,924 Valmet Oyj 111,883
163 VAT Group AG(a) 100,578
707 VBG Group AB, Class B 26,177
6,879 Vesuvius plc 36,380
1,462 Volvo AB, Class A 48,040
14,717 Volvo AB, Class B 480,402
208 Vossloh AG 16,472
1,416 Wacker Neuson SE 29,958
Shares Value
Common Stocks, continued
Machinery, continued
6,472 Wartsila OYJ Abp $ 241,967
560 Washtec AG 29,184
3,582 Weir Group plc (The) 133,989
1,600 YAMABIKO Corp. 35,962
58,500 Yangzijiang Shipbuilding Holdings, Ltd. 173,872
1,400 Yaskawa Electric Corp. 37,068
10,995,622
Marine Transportation (0.5%):
600 Algoma Central Corp. 9,102
35 AP Moller - Maersk A/S, Class A 85,033
55 AP Moller - Maersk A/S, Class B 136,323
196 Clarkson plc 12,023
894 D/S Norden A/S 41,076
1,478 DFDS A/S* 24,162
423 Hapag-Lloyd AG(a) 58,833
3,326 Hoegh Autoliners ASA 47,953
3,300 Iino Kaiun Kaisha, Ltd. 36,746
1,400 Inui Global Logistics Co., Ltd. 13,066
3,976 Irish Continental Group plc^ 29,241
2,300 Japan Transcity Corp. 18,076
4,300 Kawasaki Kisen Kaisha, Ltd. 72,399
1,189 Klaveness Combination Carriers ASA(a) 11,616
506 Kuehne + Nagel International AG, Class R 115,628
4,700 Mitsui OSK Lines, Ltd. 194,547
6,500 MPC Container Ships ASA 15,368
5,100 Nippon Yusen KK 187,199
600 NS United Kaiun Kaisha, Ltd. 27,979
1,260 Odfjell SE, A Shares 15,422
190,000 Pacific Basin Shipping, Ltd. 70,253
30,000 SITC International Holdings Co., Ltd. 132,445
329 Stolt-Nielsen, Ltd. 11,382
2,499 Wallenius Wilhelmsen ASA, Class B 31,541
318 Wilh Wilhelmsen Holding ASA, A Shares 23,843
1,421,256
Media (0.6%):
336 4imprint Group plc 15,186
996 Alma Media Oyj 14,631
65 APG SGA SA 15,972
8,376 ARN Media, Ltd. 1,356
4,886 Atresmedia Corp. de Medios de Comunicacion SA 27,295
1,951 Bloomsbury Publishing plc 14,489
19,285 Canal+ SA* 52,087
5,500 CyberAgent, Inc. 46,619
2,500 Dentsu Group, Inc.* 42,914
9,975 Eutelsat Communications SACA*^ 23,637
400 Fuji Media Holdings, Inc. 10,146
2,193 Future plc 8,608
7,000 Hakuhodo DY Holdings, Inc. 45,640
1,912 Havas NV* 33,672
13,469 Informa plc 134,254
500 Intage Holdings, Inc. 5,329
841 IPSOS SA 33,271
112,358 ITV plc 111,913
9,582 IVE Group, Ltd. 17,395
1,321 JCDecaux SE 28,562
4,254 M&C Saatchi plc 6,349
1,664 Metropole Television SA 22,217
7,548 MFE-MediaForEurope NV 22,034

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Media, continued
9,408 MFE-MediaForEurope NV, Class A $ 28,248
2,046 MFE-MediaForEurope NV, Class B 7,880
3,263 Next 15 Group plc 9,707
48,093 Nine Entertainment Co. Holdings, Ltd. 31,591
200 Nippon Television Holdings, Inc. 4,025
1,307 NRJ Group 10,333
19,083 oOh!media, Ltd. 12,476
602 Perion Network, Ltd.* 6,109
68,000 Pico Far East Holdings, Ltd. 21,587
3,949 Publicis Groupe SA 326,542
12,118 Reach plc 9,699
1,338 RTL Group SA^ 56,305
10,874 S4 Capital plc 4,028
3,679 Sanoma Oyj 38,198
11,237 SES SA 80,120
6,212 SKY Network Television, Ltd. 11,145
2,600 SKY Perfect JSAT Corp. 48,955
24,480 Southern Cross Media Group, Ltd. 9,007
880 Stroeer SE & Co. KGaA 30,978
200 TBS Holdings, Inc. 7,199
5,942 Team Internet Group plc* 2,897
15,000 Television Broadcasts, Ltd.* 5,350
2,236 Television Francaise 1 SA 18,091
700 TV Asahi Holdings Corp. 15,291
500 TV Tokyo Holdings Corp. 13,010
124 TX Group AG 20,652
1,000 ValueCommerce Co., Ltd. 2,699
1,600 Vector, Inc. 12,598
23,328 Viaplay Group AB, Class B* 3,187
500 Wowow, Inc. 3,940
2,369 WPP plc, ADR 36,838
12,238 WPP plc 37,918
700 Zenrin Co., Ltd. 4,408
1,664,587
Metals & Mining (6.2%):
5,810 Acerinox SA 82,210
1,200 ADF Group, Inc. 8,041
2,157 Agnico Eagle Mines, Ltd. 437,898
1,934 Agnico Eagle Mines, Ltd., ADR 392,563
1,600 Aichi Steel Corp. 29,223
5,402 Alamos Gold, Inc. 240,369
6,600 Algoma Steel Group, Inc. 27,258
41,565 Alkane Resources, Ltd.* 42,466
6,565 Alleima AB 52,332
500 Altius Minerals Corp. 17,589
723 AMG Critical Materials NV 29,233
1,271 Anglo American plc 53,990
3,040 Antofagasta plc 135,219
1,631 APERAM SA 65,565
64,633 Arafura Rare Earths, Ltd.* 12,670
5,391 ArcelorMittal SA 280,842
2,800 ARE Holdings, Inc. 61,065
3,752 Atalaya Mining Copper SA 35,469
21,161 Aurelia Metals, Ltd.* 3,764
1,113 Aurubis AG 192,985
25,622 AVZ Minerals, Ltd.* 2,686
42,842 B2Gold Corp. 194,666
7,834 Barrick Mining Corp. 320,198
13,509 Barrick Mining Corp., ADR 551,032
Shares Value
Common Stocks, continued
Metals & Mining, continued
1,188 Bekaert SA $ 55,403
20,726 Bellevue Gold, Ltd.* 22,374
41,746 BHP Group, Ltd. 1,524,988
6,804 BlueScope Steel, Ltd. 120,981
1,613 Boliden AB* 85,666
9,940 Capital, Ltd. 15,678
7,978 Capricorn Metals, Ltd. 63,502
10,700 Capstone Copper Corp.* 80,698
9,300 Centerra Gold, Inc. 165,419
8,967 Central Asia Metals plc 19,385
8,376 Champion Iron, Ltd. 30,834
16,254 China Gold International Resources Corp., Ltd. 327,557
400 CK-San-Etsu Co., Ltd. 10,651
16,568 Coeur Mining, Inc.* 309,824
5,000 Daido Steel Co., Ltd. 58,846
1,400 Daiki Aluminium Industry Co., Ltd. 12,635
1,000 Dowa Holdings Co., Ltd. 57,023
7,448 DPM Metals, Inc. 262,278
2,800 Dynacor Group, Inc. 11,797
7,200 Ecora Royalties plc 13,463
8,362 Eldorado Gold Corp. 287,190
14,809 Emerald Resources NL* 57,141
6,695 Endeavour Mining plc 401,488
15,607 Equinox Gold Corp. 225,426
216 Eramet SA^ 12,688
1,599 ERO Copper Corp.* 42,616
41,069 Evolution Mining, Ltd. 372,117
4,900 First Majestic Silver Corp. 105,053
5,571 First Quantum Minerals, Ltd.* 133,217
4,900 Foraco International SA* 9,195
21,514 Fortescue, Ltd. 303,840
13,552 Fortuna Mining Corp.* 134,750
5,500 Fortuna Mining Corp., ADR* 54,615
368 Franco-Nevada Corp. 91,133
4,743 Fresnillo plc 210,081
8,215 Galiano Gold, Inc.* 20,554
13,966 Genesis Minerals, Ltd.* 59,459
51,226 Glencore plc* 390,283
200 Godo Steel, Ltd. 4,649
8,900 GoGold Resources, Inc.* 17,021
3,735 Granges AB 58,952
34 Griffin Mining, Ltd.* 123
1,650 Hill & Smith plc 46,272
9,715 Hochschild Mining plc 78,941
9,462 Hudbay Minerals, Inc. 198,165
19,832 IAMGOLD Corp.* 373,000
9,517 IGO, Ltd.* 52,441
11,751 Iluka Resources, Ltd. 54,548
10,231 Imdex, Ltd. 27,477
1,991 Imperial Metals Corp.* 11,122
1,905 Ivanhoe Mines, Ltd., Class A* 16,285
8,000 JFE Holdings, Inc. 93,195
50,009 Jupiter Mines, Ltd. 9,072
9,836 K92 Mining, Inc.* 166,962
10,422 Kinross Gold Corp. 318,677
13,800 Kobe Steel, Ltd. 166,615
1,000 Kurimoto, Ltd. 9,841
1,000 Kyoei Steel, Ltd. 14,843
2,000 Labrador Iron Ore Royalty Corp. 42,160

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Metals & Mining, continued
2,100 Largo, Inc.* $ 2,401
14,207 Lucara Diamond Corp.* 2,451
1,594 Lundin Gold, Inc. 121,833
4,207 Lundin Mining Corp. 104,925
2,387 Lynas Rare Earths, Ltd.* 32,432
48,387 Macmahon Holdings, Ltd. 24,108
3,114 Major Drilling Group International, Inc.* 35,866
7,800 Maruichi Steel Tube, Ltd. 70,854
48,808 Metals X, Ltd.* 44,080
27,183 MGX Resources, Ltd.* 7,144
176,000 Midas Holdings, Ltd.*(b) —
740 Mineral Resources, Ltd.* 27,848
3,400 Mitsubishi Materials Corp. 106,276
500 Mitsubishi Steel Manufacturing Co., Ltd. 5,690
700 Mitsui Kinzoku Co., Ltd. 131,273
30,000 Mongolian Mining Corp.* 40,056
1,800 Nakayama Steel Works, Ltd. 7,056
2,200 Neturen Co., Ltd. 17,574
35,440 Nickel Industries, Ltd.* 22,077
6,200 Nippon Denko Co., Ltd. 16,337
2,700 Nippon Light Metal Holdings Co., Ltd. 48,323
29,975 Nippon Steel Corp. 110,130
130 Nippon Yakin Kogyo Co., Ltd. 3,851
1,500 Nittetsu Mining Co., Ltd. 24,303
5,714 Norsk Hydro ASA 60,630
17,688 Northern Star Resources, Ltd. 258,167
11,709 OceanaGold Corp. 369,226
21,175 OM Holdings, Ltd. 3,781
1,304 OR Royalties, Inc. 49,661
500 Osaka Steel Co., Ltd.* 8,689
1,400 OSAKA Titanium Technologies Co., Ltd. 22,598
9,047 Outokumpu Oyj 49,733
900 Pacific Metals Co., Ltd. 15,293
53,360 Pan African Resources plc 100,744
3,938 Pan American Silver Corp. 215,459
33,353 Perenti, Ltd. 45,579
51,864 Perseus Mining, Ltd. 191,836
11,976 PLS Group, Ltd.* 43,713
46,182 Ramelius Resources, Ltd. 122,618
1,734 Rana Gruber ASA 14,086
37,118 Regis Resources, Ltd. 177,638
70,587 Resolute Mining, Ltd.* 70,600
3,187 Rio Tinto plc 296,192
4,730 Rio Tinto, Ltd. 531,695
370 Royal Gold, Inc. 94,161
997 Salzgitter AG 42,047
19,433 Sandfire Resources, Ltd.* 221,130
1,200 Seabridge Gold, Inc.* 34,036
3,431 Sims, Ltd. 42,968
56,381 South32, Ltd. 169,440
2,078 SSAB AB, Class A 16,482
8,788 SSAB AB, Class B 70,075
5,949 SSR Mining, Inc.* 174,762
39,661 St Barbara, Ltd.* 17,466
15,147 Stanmore Resources, Ltd. 29,055
4,892 Straits Trading Co., Ltd. 6,180
2,400 Sumitomo Metal Mining Co., Ltd. 139,150
16,334 Syrah Resources, Ltd.* 1,438
21,561 Syrah Resources, Ltd., ADR 1,974
Shares Value
Common Stocks, continued
Metals & Mining, continued
4,474 Taseko Mines, Ltd.* $ 28,982
6,038 Teck Resources, Ltd., Class B 312,991
15,172 thyssenkrupp AG 130,847
900 Toho Titanium Co., Ltd. 13,683
700 Toho Zinc Co., Ltd.* 5,409
300 Tokyo Rope Manufacturing Co., Ltd. 3,590
2,300 Tokyo Steel Manufacturing Co., Ltd. 23,681
1,200 Tokyo Tekko Co., Ltd. 15,148
100 Topy Industries, Ltd. 1,870
3,585 Torex Gold Resources, Inc. 164,571
969 Trevali Mining Corp.*(b) —
700 Triple Flag Precious Metals Corp. 24,308
3,573 Tubacex SA^ 11,902
6,800 UACJ Corp. 101,136
28,821 Vault Minerals, Ltd. 86,704
2,097 Victoria Gold Corp.* 136
2,734 voestalpine AG 123,354
2,068 Vulcan Steel, Ltd. 7,529
5,500 Wesdome Gold Mines, Ltd.* 98,224
54,361 West African Resources, Ltd.* 123,198
43,691 Westgold Resources, Ltd. 186,243
416 Wheaton Precious Metals Corp. 54,613
600 Yamato Kogyo Co., Ltd. 46,052
4,000 Yodoko, Ltd. 35,436
17,504,339
Multi-Utilities (1.1%):
64,938 A2A SpA 184,039
1,540 ACEA SpA 39,878
7,439 AGL Energy, Ltd. 50,740
3,800 Algonquin Power & Utilities Corp. 23,277
5,995 Algonquin Power & Utilities Corp., ADR 36,809
1,724 Atco, Ltd., Class I 84,397
1,866 Canadian Utilities, Ltd., Class A 65,549
72,687 Centrica plc 205,573
22,365 E.ON SE 488,761
32,820 Engie SA 1,057,981
29,629 Hera SpA 137,338
15,986 Iren SpA 45,533
388 National Grid plc, ADR 32,825
18,281 National Grid plc 308,151
9,377 REN - Redes Energeticas Nacionais SGPS SA 40,704
18,300 Sembcorp Industries, Ltd.^ 95,060
2,957 Telecom Plus plc 50,634
5,516 Veolia Environnement SA 210,684
3,157,933
Office REITs (0.0%
†
):
5,187 Helical plc 12,038
Oil, Gas & Consumable Fuels (7.0%):
7,481 Advantage Energy, Ltd.* 60,401
5,553 Aker BP ASA 204,007
15,563 Amplitude Energy, Ltd. 18,473
3,770 Ampol, Ltd. 86,960
14,756 ARC Resources, Ltd. 307,129
507 Ashdod Refinery, Ltd. 14,392
20,509 Athabasca Oil Corp.* 165,883
19,094 Baytex Energy Corp. 85,387
58,994 Beach Energy, Ltd. 52,166

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
7,041 Birchcliff Energy, Ltd. $ 38,675
351 BLUENORD ASA* 20,164
12,929 Bollore SE 73,889
2,100 Bonterra Energy Corp.* 9,904
6,703 Boss Energy, Ltd.* 7,287
15,890 BP plc, ADR 746,830
151,966 BP plc 1,197,703
173,000 Brightoil Petroleum Holdings, Ltd.*(b) —
3,350 BW LPG, Ltd.(a) 58,358
379 Cameco Corp., ADR 41,163
1,527 Canacol Energy, Ltd.* —
3,514 Canadian Natural Resources, Ltd. 171,443
13,764 Canadian Natural Resources, Ltd., ADR 670,720
7,312 Cardinal Energy, Ltd.^ 59,772
15,369 Cenovus Energy, Inc. 407,954
2,956 Cenovus Energy, Inc., ADR 78,423
8,421 Channel Infrastructure NZ, Ltd. 14,009
13,100 China Aviation Oil Singapore Corp., Ltd. 21,095
2,622 CMB Tech NV 33,330
1,031 CMB Tech NV, ADR 13,042
3,800 Cosmo Energy Holdings Co., Ltd. 106,497
7,840 Deep Yellow, Ltd.* 9,874
264 Delek Group, Ltd. 88,463
2,097 Diversified Energy Co.^ 38,204
5,671 DNO ASA 12,718
9,308 Enbridge, Inc. 504,649
24,100 ENEOS Holdings, Inc. 215,086
5,890 Energean plc 67,338
11,914 Eni SpA 338,268
28,229 EnQuest plc 7,600
11,010 Equinor ASA 466,333
201 Equital, Ltd.* 8,531
968 Etablissements Maurel et Prom SA 11,807
762 Flex LNG, Ltd.* 22,639
4,800 Freehold Royalties, Ltd. 59,944
420 Friedrich Vorwerk Group SE 34,157
2,118 Frontera Energy Corp. 20,557
498 Frontline plc 17,629
11,493 Galp Energia SGPS SA 279,375
1,292 Gaztransport Et Technigaz SA 301,060
6,249 Genel Energy plc* 4,449
6,350 Gibson Energy, Inc.^ 135,501
5,883 Gulf Keystone Petroleum, Ltd. 16,600
3,092 Hafnia, Ltd. 23,529
5,124 Harbour Energy plc 20,266
9,800 Headwater Exploration, Inc. 90,538
9,700 Idemitsu Kosan Co., Ltd. 94,309
1,473 Imperial Oil, Ltd. 192,965
14,900 Inpex Corp. 437,235
2,244 International Petroleum Corp. Stockholm* 60,533
2,823 International Petroleum Corp. Toronto* 75,915
2,400 Itochu Enex Co., Ltd. 30,220
6,600 Iwatani Corp. 84,435
3,100 Japan Petroleum Exploration Co., Ltd. 51,091
2,500 Journey Energy, Inc.* 9,796
34,924 Karoon Energy, Ltd. 48,478
6,400 Kelt Exploration, Ltd.* 43,114
5,450 Keyera Corp. 210,845
1,478 Koninklijke Vopak NV 79,739
Shares Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
10,558 Meren Energy, Inc. $ 18,521
1,700 Mitsuuroko Group Holdings Co., Ltd. 25,961
3,760 Neste Oyj 121,409
21,426 New Hope Corp., Ltd. 86,049
64,000 NewOcean Energy Holdings, Ltd.*(b) —
134 North Atlantic Energies 10,182
2,800 Obsidian Energy, Ltd.* 26,613
62,710 Oil Refineries, Ltd.* 26,977
771 Okeanis Eco Tankers Corp.(a) 40,450
4,510 OMV AG 327,485
1,541 Ovintiv, Inc. 91,503
4,512 Paladin Energy, Ltd.* 35,716
5,770 Panoro Energy ASA* 20,292
3,407 Paramount Resources, Ltd., Class A 72,774
1,973 Parex Resources, Inc. 38,782
326 Paz Retail And Energy, Ltd. 80,317
6,336 Pembina Pipeline Corp. 283,660
1,584 Pembina Pipeline Corp., ADR 70,900
8,660 Peyto Exploration & Development Corp. 169,228
12,892 Pharos Energy plc 4,658
10,900 Pine Cliff Energy, Ltd. 5,329
3,732 PrairieSky Royalty, Ltd. 86,398
15,138 Repsol SA 425,262
1,600 Sala Corp. 10,463
2,300 San-Ai Obbli Co., Ltd. 35,081
93,037 Santos, Ltd. 510,833
7,382 Secure Waste Infrastructure Corp. 115,860
8,575 Serica Energy plc 32,826
51,129 Shell plc 2,387,199
4,447 South Bow Corp. 147,967
363 South Bow Corp., ADR 12,095
2,000 Spartan Delta Corp.* 18,693
487 Strathcona Resources, Ltd. 14,755
11,312 Suncor Energy, Inc. 748,305
9,010 Suncor Energy, Inc., ADR 595,651
1,486 Sunococorp LLC 91,612
1,871 Surge Energy, Inc. 12,645
1,411 Tamar Petroleum, Ltd.(a) 15,779
23,200 Tamarack Valley Energy, Ltd. 191,818
972 TC Energy Corp.^ 60,875
1,817 TC Energy Corp., ADR 113,744
670 Tidewater Midstream And Infrastructure, Ltd.* 4,273
2,100 Topaz Energy Corp. 46,683
1,569 TORM plc, Class A 44,030
17,634 TotalEnergies SE 1,627,986
6,452 Tourmaline Oil Corp. 308,846
64,721 Tullow Oil plc*^ 10,688
2,990 Var Energi ASA 15,342
542 Verbio SE* 28,629
2,297 Vermilion Energy, Inc. 31,658
35,317 Viva Energy Group, Ltd.(a) 62,009
40,866 Whitecap Resources, Inc. 461,281
9,220 Whitecap Resources, Inc., ADR 103,817
24,779 Whitehaven Coal, Ltd. 156,564
28,199 Woodside Energy Group, Ltd. 672,414
14,140 Yancoal Australia, Ltd. 80,153
19,817,886
Paper & Forest Products (0.4%):
800 Acadian Timber Corp. 9,847

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Paper & Forest Products, continued
1,498 Canfor Corp.* $ 14,776
168 CPH Group AG 12,259
2,200 Daio Paper Corp. 14,324
1,086 Ence Energia y Celulosa SA*^ 2,909
2,900 Hokuetsu Corp. 16,859
807 Holmen AB, B Shares 28,902
539 Iberpapel Gestion SA 12,223
2,427 Interfor Corp.* 17,711
7,920 Mondi plc 89,157
2,362 Navigator Co. SA (The)^ 9,255
4,800 Nippon Paper Industries Co., Ltd. 38,731
21,500 Oji Holdings Corp. 115,793
770 Semapa-Sociedade de Investimento e Gestao 19,986
1,107 Stella-Jones, Inc. 74,288
13,685 Stora Enso Oyj, Class R 161,176
7,679 Svenska Cellulosa AB SCA, Class B 88,930
1,800 Tokushu Tokai Paper Co., Ltd. 18,302
7,815 UPM-Kymmene Oyj 243,056
1,061 West Fraser Timber Co., Ltd. 69,273
820 Western Forest Products, Inc.* 8,690
1,066,447
Passenger Airlines (0.2%):
3,316 Air Canada* 43,199
1,552 Air France-KLM* 15,709
80,763 Air New Zealand, Ltd. 20,246
1,100 ANA Holdings, Inc. 19,560
47,347 Cathay Pacific Airways, Ltd. 68,569
7,555 Deutsche Lufthansa AG, Registered Shares 62,351
5,559 easyJet plc 25,770
7,034 El Al Israel Airlines 30,751
1,028 Exchange Income Corp. 77,154
5,300 Japan Airlines Co., Ltd. 86,239
2,549 JET2 plc 37,840
6,981 Qantas Airways, Ltd. 40,991
30,900 Singapore Airlines, Ltd. 159,931
688,310
Personal Care Products (0.5%):
1,408 Beiersdorf AG 124,552
744 Interparfums SA 19,915
1,114 Jamieson Wellness, Inc.(a) 27,552
2,600 Kao Corp. 101,605
300 Kose Holdings Corp. 11,191
982 L'Oreal SA 402,630
1,600 Mandom Corp.* 31,102
1,000 Milbon Co., Ltd. 17,066
600 Noevir Holdings Co., Ltd. 17,138
161 Pharmanutra SpA 14,696
5,635 PZ Cussons plc 6,000
2,300 Rohto Pharmaceutical Co., Ltd. 35,066
1,300 Shiseido Co., Ltd. 26,665
8,801 Unilever plc, ADR 501,393
1,336,571
Pharmaceuticals (4.9%):
1,266 ALK-Abello A/S 39,897
730 Almirall SA 10,346
800 ASKA Pharmaceutical Holdings Co., Ltd. 12,106
15,000 Astellas Pharma, Inc. 244,928
Shares Value
Common Stocks, continued
Pharmaceuticals, continued
6,024 AstraZeneca plc $ 1,176,417
2,815 AstraZeneca plc, ADR 555,174
49 Aurora Cannabis, Inc.* 161
3,586 Bausch Health Cos., Inc.* 19,388
1,145 Bausch Health Cos., Inc., ADR* 6,183
31,096 Bayer AG, Registered Shares 1,413,468
298 Boiron SA 9,306
129 Camurus AB* 6,446
90 Canopy Growth Corp.* 85
4,400 Chugai Pharmaceutical Co., Ltd. 243,468
207 COSMO Pharmaceuticals NV 21,893
1,700 Cronos Group, Inc.* 4,267
4,200 Daiichi Sankyo Co., Ltd. 74,055
2,060 Daito Pharmaceutical Co., Ltd. 18,903
438 Dermapharm Holding SE* 21,260
1,900 Eisai Co., Ltd. 59,052
192 Euroapi SA* 293
5,156 Faes Farma SA 28,008
700 Fuji Pharma Co., Ltd. 10,549
500 Fuso Pharmaceutical Industries, Ltd. 7,483
348 Galderma Group AG 67,480
11,310 GSK plc, ADR 624,199
14,025 GSK plc 384,575
10,077 H Lundbeck A/S 62,473
2,536 H Lundbeck A/S, Class A 13,149
66,133 Haleon plc 327,304
3,600 Haw Par Corp., Ltd. 47,714
2,599 Hikma Pharmaceuticals plc 43,557
1,100 Hisamitsu Pharmaceutical Co., Inc. 41,930
1,245 Ipsen SA 233,445
1,100 Kaken Pharmaceutical Co., Ltd. 28,874
1,000 Kissei Pharmaceutical Co., Ltd. 29,498
2,747 Knight Therapeutics, Inc.* 14,635
800 Kyorin Pharmaceutical Co., Ltd. 8,353
3,000 Kyowa Kirin Co., Ltd. 49,561
203 Laboratorios Farmaceuticos Rovi SA 19,164
4,918 Mayne Pharma Group, Ltd.* 7,773
403 Merck KGaA 50,042
1,000 Mochida Pharmaceutical Co., Ltd. 22,024
2,142 Neuren Pharmaceuticals, Ltd.* 17,645
2,000 Nippon Shinyaku Co., Ltd. 65,233
4,406 Novartis AG, ADR 673,016
10,301 Novartis AG, Registered Shares 1,564,387
21,389 Novo Nordisk A/S, Class B 788,277
3,400 Nxera Pharma Co., Ltd.* 18,933
3,900 Ono Pharmaceutical Co., Ltd. 62,325
5,000 Organigram Global, Inc.* 6,650
751 Orion Oyj, Class A 60,894
3,926 Orion Oyj, Class B 317,473
2,600 Otsuka Holdings Co., Ltd. 183,542
2,135 Recordati Industria Chimica e Farmaceutica SpA 121,432
4,512 Roche Holding AG 1,782,080
213 Roche Holding AG, Class BR 88,251
4,874 Sandoz Group AG 382,405
5,313 Sanofi SA 512,401
5,200 Santen Pharmaceutical Co., Ltd. 59,061
2,500 Sawai Group Holdings Co., Ltd. 35,243
1,300 Seikagaku Corp. 6,046
3,200 Shionogi & Co., Ltd. 71,204

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Pharmaceuticals, continued
2,832 SNDL, Inc.* $ 3,738
8,800 Takeda Pharmaceutical Co., Ltd. 324,670
3,966 Teva Pharmaceutical Industries, Ltd., ADR* 119,456
2,648 Teva Pharmaceutical Industries, Ltd.* 79,634
1,200 Towa Pharmaceutical Co., Ltd. 30,651
1,300 Tsumura & Co. 30,881
1,113 UCB SA 335,203
48,000 United Laboratories International Holdings, Ltd.
(The)^ 59,218
166 Vetoquinol SA 15,196
98 Virbac SACA 40,451
1,100 ZERIA Pharmaceutical Co., Ltd. 15,327
13,929,809
Professional Services (1.1%):
4,040 Adecco Group AG 97,796
2,453 AFRY AB 33,624
4,471 ALS, Ltd. 64,906
770 Altech Corp. 12,596
203 Amadeus Fire AG 5,759
1,079 Arcadis NV 34,728
1,900 BayCurrent, Inc. 55,299
1,800 Bell System24 Holdings, Inc. 16,534
372 Bertrandt AG* 6,379
6,927 Bureau Veritas SA 208,055
1,774 Capita plc* 6,341
5,418 Computershare, Ltd. 106,975
700 Creek & River Co., Ltd. 6,286
180 Danel Adir Yeoshua, Ltd. 25,548
1,400 dip Corp.^ 18,483
900 EJ Holdings, Inc. 9,967
900 en, Inc., Japan 6,412
9,546 Experian plc 331,755
1,200 FULLCAST Holdings Co., Ltd. 12,638
3,000 Funai Soken Holdings, Inc. 21,714
175 Groupe Crit SA 11,524
35,410 Hays plc 15,570
349 Hilan, Ltd. 21,648
10,200 Infomart Corp. 30,347
1,600 Insource Co., Ltd. 7,111
2,958 Intertek Group plc 144,201
5,324 IPH, Ltd. 12,081
300 IR Japan Holdings, Ltd. 1,351
4,000 JAC Recruitment Co., Ltd. 21,500
1,000 LIKE, Inc. 9,838
1,000 Management Solutions Co., Ltd. 8,077
1,344 McMillan Shakespeare, Ltd. 13,685
2,700 MEITEC Group Holdings, Inc. 56,153
1,900 Open Up Group, Inc. 21,527
9,157 Pagegroup plc 16,857
1,400 Pasona Group, Inc. 16,524
43,400 Persol Holdings Co., Ltd. 63,511
2,100 Quick Co., Ltd. 11,211
2,226 Randstad NV 58,474
9,500 Recruit Holdings Co., Ltd. 411,018
1,821 RELX plc, ADR 60,366
6,345 RELX plc 209,158
3,902 Robert Walters plc 4,347
10,192 RWS Holdings plc 10,317
3,358 SGS SA, Registered Shares^ 355,506
Shares Value
Common Stocks, continued
Professional Services, continued
2,600 SIGMAXYZ Holdings, Inc. $ 10,356
1,501 SmartGroup Corp., Ltd. 8,589
2,900 SMS Co., Ltd. 30,473
3,200 S-Pool, Inc. 5,082
4,264 SThree plc 8,445
1,633 Talenom OYJ 2,403
1,100 Tanseisha Co., Ltd. 10,285
1,195 Teleperformance SE 70,197
589 Thomson Reuters Corp. 53,170
293 Thomson Reuters Corp., ADR 26,364
1,000 TKC Corp. 23,426
1,200 Transcosmos, Inc. 29,543
16,500 UT Group Co., Ltd. 20,479
700 Visional, Inc.* 31,303
800 WDB Holdings Co., Ltd. 7,758
1,200 Weathernews, Inc. 14,294
2,443 Wolters Kluwer NV 182,737
3,208,601
Real Estate Management & Development (2.1%):
206 AFI Properties, Ltd.* 14,286
65 Africa Israel Residences, Ltd. 4,960
1 Airport City, Ltd.* 12
2,300 Airport Facilities Co., Ltd. 14,013
664 Allreal Holding AG, Registered Shares 187,936
2,672 Alony Hetz Properties & Investments, Ltd. 28,775
492 Alrov Properties and Lodgings, Ltd. 41,438
100 Altus Group, Ltd. 3,433
2,393 Amot Investments, Ltd. 14,675
3,174 Annehem Fastigheter AB, Class B* 6,060
300 Aoyama Zaisan Networks Co., Ltd. 2,457
25 Argo Properties NV* 1,027
20,148 Aroundtown SA*^ 53,187
10,000 Asia Standard International Group, Ltd.* 255
3,508 Atrium Ljungberg AB, B Shares 10,958
77 Azrieli Group, Ltd. 10,321
110 Big Shopping Centers, Ltd. 25,207
116 Blue Square Real Estate, Ltd. 14,386
1,139 BRANICKS Group AG* 1,812
3,700 Bukit Sembawang Estates, Ltd. 13,190
376 CA Immobilien Anlagen AG 10,636
31,443 Capitaland India Trust 24,955
40,500 CapitaLand Investment, Ltd. 86,350
3,868 Castellum AB 44,964
781 Catena AB 36,683
3,021 Cedar Woods Properties, Ltd. 14,846
218 Cham Swiss Properties AG 6,901
18,000 Chinese Estates Holdings, Ltd. 2,738
52,000 Chuang's Consortium International, Ltd.* 1,990
851 Cibus Nordic Real Estate AB (publ) 12,853
17,200 City Developments, Ltd. 110,855
24,175 CK Asset Holdings, Ltd. 138,095
840 Colliers International Group, Inc. 89,822
127 Colliers International Group, Inc., ADR 13,575
725 CPI Europe AG* 13,122
476,000 CSI Properties, Ltd.* 12,895
2,632 CTP NV(a) 44,288
4,900 Daito Trust Construction Co., Ltd. 114,135
8,300 Daiwa House Industry Co., Ltd. 259,479
1,800 Dear Life Co., Ltd. 11,874

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Real Estate Management & Development, continued
478 Deutsche EuroShop AG $ 11,246
1,307 Deutsche Wohnen SE 28,653
2,651 Dios Fastigheter AB 17,725
3,016 Eastnine AB 14,272
1,172 Entra ASA(a) 12,706
2,467 Fabege AB 19,923
91,904 Far East Consortium International, Ltd.* 9,178
5,271 Fastighets AB Balder, B Shares* 31,017
168 Fastighetsbolaget Emilshus AB, Class B* 913
862 FastPartner AB, Class A 3,930
100 FirstService Corp. 13,913
436 FirstService Corp., ADR 60,578
11,092 Foxtons Group plc 6,354
16,000 Frasers Property, Ltd. 12,122
— Gav-Yam Lands Corp., Ltd. 3
600 Goldcrest Co., Ltd. 12,695
1,873 Grand City Properties SA* 19,535
10,516 Great Eagle Holdings, Ltd. 22,193
6,700 GuocoLand, Ltd. 12,350
28,000 Hang Lung Group, Ltd. 53,329
37,486 Hang Lung Properties, Ltd. 42,115
7,709 Harworth Group plc 14,981
17,706 Henderson Land Development Co., Ltd. 65,672
86 Hiag Immobilien Holding AG 14,538
37,840 HKR International, Ltd.* 5,664
9,400 Ho Bee Land, Ltd. 15,495
18,500 Hong Fok Corp., Ltd. 12,649
18,600 Hongkong Land Holdings, Ltd. 145,479
2,049 Hufvudstaden AB, Class A 26,032
8,300 Hulic Co., Ltd. 96,630
11,000 Hysan Development Co., Ltd. 26,785
151 IES Holdings, Ltd.* 26,360
242 Immobel SA* 5,784
700 Information Services Corp., Class A 22,823
1,430 Instone Real Estate Group SE(a) 12,751
11,338 International Workplace Group plc 26,566
145 Intershop Holding AG 30,562
164 Investis Holding SA 31,676
1,643 Israel Canada T.R, Ltd. 9,189
59 Isras Investment Co., Ltd. 15,138
348 Jeudan A/S 10,967
800 JINUSHI Co., Ltd. 16,762
25,000 K. Wah International Holdings, Ltd. 7,087
1,700 Katitas Co., Ltd. 34,154
1,200 Keihanshin Building Co., Ltd. 14,768
16,225 Kerry Properties, Ltd. 45,488
2,347 K-fast Holding AB, Class B* 2,501
28,863 Kowloon Development Co., Ltd. 15,992
400 La Holdings Co., Ltd. 22,597
17,100 Lai Sun Development Co., Ltd.* 1,350
759 Land Development Nimrodi Group, Ltd. 8,333
45,902 Langham Hospitality Investments and Langham
Hospitality Investments, Ltd., Class SS 3,341
1,038 LEG Immobilien SE 67,591
21,734 Lendlease Corp., Ltd. 49,761
4,300 Leopalace21 Corp. 17,494
3,878 Lifestyle Communities, Ltd.* 12,570
8,000 Liu Chong Hing Investment, Ltd. 4,798
4,644 LSL Property Services plc 13,811
Shares Value
Common Stocks, continued
Real Estate Management & Development, continued
3,270 Lumo Kodit Oyj $ 30,121
100 Mainstreet Equity Corp. 12,636
353 Mega Or Holdings, Ltd. 56,443
226 Melisron, Ltd. 29,279
3,000 Mingfa Group International Co., Ltd.* 39
4,200 Mirarth Holdings, Inc. 10,610
2,300 Mitsubishi Estate Co., Ltd. 63,650
11,900 Mitsui Fudosan Co., Ltd. 125,968
9,306 Mivne Real Estate KD, Ltd.* 38,639
298 Mobimo Holding AG, Registered Shares 142,226
100 Morguard Corp. 8,257
51,087 New World Development Co., Ltd.* 52,806
1,539 Nexity SA* 14,368
1,700 Nisshin Group Holdings Co., Ltd. 7,653
12,500 Nomura Real Estate Holdings, Inc. 80,450
844 NP3 Fastigheter AB 22,097
1,983 Nyfosa AB 13,782
17,900 OUE, Ltd. 15,529
54,608 Oxley Holdings, Ltd.* 3,501
1,965 Pandox AB 37,599
1,455 PATRIZIA SE 11,658
11,336 Peet, Ltd. 14,671
4,226 PEXA Group, Ltd.* 44,592
1,195 Platzer Fastigheter Holding AB, Class B 8,621
32 Plazza AG, Registered Shares 18,190
222 Prashkovsky Investments and Construction, Ltd.* 10,372
1,027 PSP Swiss Property AG, Registered Shares 204,460
3,100 Relo Group, Inc. 37,119
1,892 Sagax AB, Class B 35,284
22,824 Samhallsbyggnadsbolaget i Norden AB* 9,092
3,634 Savills plc 39,904
1,875 Selvaag Bolig ASA 6,393
3,363 Servcorp, Ltd. 15,997
70,000 Shun Tak Holdings, Ltd.* 5,172
41,933 Sino Land Co., Ltd. 62,487
5,000 Soundwill Holdings, Ltd.* 4,340
200 SRE Holdings Corp. 3,682
1,400 Starts Corp., Inc. 42,304
716 Stendorren Fastigheter AB, Class B* 14,167
5,367 StorageVault Canada, Inc. 16,978
3,000 Sumitomo Realty & Development Co., Ltd. 84,352
1,493 Summit Real Estate Holdings, Ltd. 25,664
1,800 Sun Frontier Fudousan Co., Ltd. 30,209
7,921 Sun Hung Kai Properties, Ltd. 134,256
10,000 Swire Properties, Ltd. 29,065
2,489 Swiss Prime Site AG, Registered Shares 421,806
4,836 TAG Immobilien AG 75,624
21,000 TAI Cheung Holdings, Ltd. 10,402
2,900 TOC Co., Ltd. 14,964
5,300 Tokyo Tatemono Co., Ltd. 121,679
15,100 Tokyu Fudosan Holdings Corp. 128,317
1,800 Tosei Corp. 17,968
213 UBM Development AG* 4,356
12,900 UOL Group, Ltd. 98,284
409 VGP NV 39,543
6,001 Vonovia SE 149,431
5,039 Wallenstam AB, B Shares 21,961
7 Warteck Invest AG, Registered Shares 18,134
6,203 Watkin Jones plc* 2,066

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Real Estate Management & Development, continued
22,829 Wharf Real Estate Investment Co., Ltd. $ 66,187
3,217 Wihlborgs Fastigheter AB 29,505
7,300 Wing Tai Holdings, Ltd. 9,315
16,000 Wing Tai Properties, Ltd. 4,373
148 YH Dimri Construction & Development, Ltd. 20,018
13 Zug Estates Holding AG, Class B 39,410
5,826,358
Residential REITs (0.0%
†
):
26,076 Grainger plc 56,125
Retail REITs (0.0%
†
):
13,324 Investore Property, Ltd. 8,006
Semiconductors & Semiconductor Equipment (2.5%):
4,600 Advantest Corp. 622,419
8,383 AEM Holdings, Ltd.* 27,814
1,944 ams-OSRAM AG* 20,503
565 ASM International NV 430,318
1,128 ASML Holding NV 1,492,863
1,184 ASML Holding NV, NYS 1,563,863
4,719 ASMPT, Ltd. 61,551
436 BE Semiconductor Industries NV 91,978
156 Camtek, Ltd.* 23,524
600 Disco Corp. 240,441
189 Elmos Semiconductor SE 31,488
1,700 Ferrotec Corp. 69,643
7,905 Infineon Technologies AG 347,285
24,323 IQE plc* 7,997
2,200 Japan Material Co., Ltd. 22,763
2,100 Kokusai Electric Corp. 69,592
500 Lasertec Corp. 110,255
447 Melexis NV 27,725
900 Micronics Japan Co., Ltd. 55,440
4,000 Mitsui High-Tec, Inc. 15,346
34 Nova, Ltd.* 15,116
349 PVA TePla AG* 11,899
4,500 Renesas Electronics Corp. 63,908
3,400 Rohm Co., Ltd. 66,296
2,000 Rorze Corp. 34,165
500 RS Technologies Co., Ltd. 11,590
700 Sanken Electric Co., Ltd.* 32,229
2,000 SCREEN Holdings Co., Ltd. 117,850
2,000 Shibaura Mechatronics Corp. 52,440
300 Shindengen Electric Manufacturing Co., Ltd. 5,791
543 Siltronic AG 32,882
3,500 Socionext, Inc. 42,536
403 SOITEC* 24,609
6,865 STMicroelectronics NV 235,636
11,300 SUMCO Corp. 123,284
409 SUSS MicroTec SE^ 23,334
2,800 Tokyo Electron, Ltd. 684,811
700 Tokyo Seimitsu Co., Ltd. 61,330
1,200 Torex Semiconductor, Ltd. 12,036
168 Tower Semiconductor, Ltd.* 29,481
200 Ulvac, Inc. 10,709
1,978 X-Fab Silicon Foundries SE*(a) 11,084
700 Yamaichi Electronics Co., Ltd. 34,464
7,070,288
Shares Value
Common Stocks, continued
Software (0.7%):
36 accesso Technology Group plc* $ 117
7,046 Alfa Financial Software Holdings plc(a) 13,555
600 Alpha Systems, Inc. 12,827
339 Atoss Software SE 29,929
14,000 Bitfarms, Ltd.* 27,479
4,889 BlackBerry, Ltd.* 15,853
10,781 Bravura Solutions, Ltd. 15,429
3,916 Bytes Technology Group plc 14,273
1,500 Celsys, Inc. 12,643
16,478 Cint Group AB* 6,672
500 Computer Engineering & Consulting, Ltd. 6,126
1,926 Computer Modelling Group, Ltd. 5,927
101 Constellation Software, Inc. 177,325
1,200 Cybozu, Inc. 15,868
1,168 Dassault Systemes SE 23,777
300 Descartes Systems Group, Inc. (The)* 21,491
564 Descartes Systems Group, Inc. (The), ADR* 40,360
300 Digital Arts, Inc. 9,930
8,979 dotdigital group plc 5,576
989 Dye & Durham, Ltd. 2,780
1,633 Easor OYJ* 1,210
1,000 Enghouse Systems, Ltd. 11,956
567 Fabasoft AG 7,103
1,600 Fixstars Corp. 12,278
1,966 F-Secure Oyj 3,685
2,775 GB Group plc 7,386
1,235 Gentrack Group, Ltd.* 4,724
5,283 Hansen Technologies, Ltd. 18,054
700 I'll, Inc. 10,581
3,230 IRESS, Ltd. 15,701
550 IVU Traffic Technologies AG 11,449
800 Justsystems Corp. 17,816
200 Kinaxis, Inc.* 20,188
811 Lightspeed Commerce, Inc.* 7,253
314 Lime Technologies AB 6,908
36 Linedata Services 1,714
500 Miroku Jyoho Service Co., Ltd. 5,501
2,800 m-up Holdings, Inc. 11,307
672 Nemetschek SE 49,455
145 Nice, Ltd.* 16,000
1,335 Objective Corp., Ltd. 10,863
6,227 Open Text Corp. 138,786
896 Open Text Corp., ADR 19,927
600 Oracle Corp. 32,865
3,833 Pinewood Technologies Group plc* 10,746
1,000 Plus Alpha Consulting Co., Ltd. 12,917
308 QT Group Oyj* 6,799
6,000 Rakus Co., Ltd. 28,453
11,134 Sage Group plc (The) 124,333
1,527 SAP SE 258,384
22,650 Sinch AB*(a) 59,898
500 SRA Holdings 14,681
8,800 Systena Corp. 23,221
1,187 TeamViewer SE*(a) 5,972
5,164 Technology One, Ltd. 99,330
1,437 Temenos AG, Registered Shares 124,013
2,000 Trend Micro, Inc. 66,795
9,354 Truecaller AB, Class B 10,817
5,420 Vista Group International, Ltd.* 5,254

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Software, continued
778 Vitec Software Group AB, B Shares $ 19,733
400 WingArc1st, Inc. 6,601
871 WiseTech Global, Ltd. 23,768
1,457 Xero, Ltd.* 77,919
1,880,281
Specialty Retail (1.3%):
1,200 ABC-Mart, Inc. 19,188
16,866 Accent Group, Ltd. 8,777
12,945 Adairs, Ltd. 11,675
900 Alpen Co., Ltd. 11,696
1,300 and ST HD Co., Ltd. 24,241
1,700 AOKI Holdings, Inc. 17,384
4,500 Aoyama Trading Co., Ltd. 23,086
1,470 ARCLANDS Corp. 16,591
1,865 Aritzia, Inc.* 152,214
1,006 ASOS plc* 2,868
2,500 Autobacs Seven Co., Ltd. 24,775
613 AutoCanada, Inc.* 9,057
2,250 Autosports Group, Ltd. 3,623
3,578 Avolta AG* 214,682
8,196 BHG Group AB* 20,334
2,300 Bic Camera, Inc.^ 25,192
2,768 Bilia AB, A Shares 36,692
34,054 boohoo Group plc* 8,131
3,245 Byggmax Group AB 18,770
712 Carasso Motors, Ltd.* 6,865
614 Card Factory plc 509
3,919 CECONOMY AG* 19,445
14,275 Cettire, Ltd.* 2,259
800 Chiyoda Co., Ltd. 5,186
869 Clas Ohlson AB, B Shares 34,450
40,320 Currys plc 67,055
4,700 DCM Holdings Co., Ltd. 47,786
928 Delek Automotive Systems, Ltd. 5,987
7,507 DFS Furniture plc* 12,032
291 Dor Alon Energy in Israel 1988, Ltd. 19,382
4,223 Dunelm Group plc 44,140
5,339 Eagers Automotive, Ltd. 83,541
3,700 EDION Corp. 50,552
11,595 Esprit Holdings, Ltd.* 1,370
1,200 Fast Retailing Co., Ltd. 477,660
1,026 Fielmann Group AG 51,487
617 Fnac Darty SA 25,200
138 Fox Wizel, Ltd. 11,903
4,126 Frasers Group plc* 34,718
1,200 Geo Holdings Corp. 12,885
100,000 Giordano International, Ltd. 18,648
3,424 H & M Hennes & Mauritz AB, Class B 63,870
10,860 Halfords Group plc 18,638
5 Hallenstein Glasson Holdings, Ltd. 29
1,000 Honeys Holdings Co., Ltd. 9,213
485 Hornbach Holding AG & Co. KGaA 45,093
7,100 Hour Glass, Ltd. (The) 12,707
2,800 IDOM, Inc. 22,357
5,471 Industria de Diseno Textil SA 314,518
3,000 Istyle, Inc. 8,088
1,000 Jade Group, Inc. 9,470
1,330 JB Hi-Fi, Ltd. 67,159
69,594 JD Sports Fashion plc 65,335
Shares Value
Common Stocks, continued
Specialty Retail, continued
700 JINS Holdings, Inc. $ 22,653
1,500 Joshin Corp. 26,763
1,900 Joyful Honda Co., Ltd. 25,467
2,166 Kamux Corp.^ 4,307
233 Kid ASA(a) 3,035
42,353 Kingfisher plc 160,801
26,469 KMD Brands, Ltd.*^ 2,968
900 Kohnan Shoji Co., Ltd. 23,243
600 Komeri Co., Ltd. 13,311
3,300 K's Holdings Corp. 34,968
1,166 Leon's Furniture, Ltd. 21,813
1,809 Lovisa Holdings, Ltd. 26,923
9,000 Luk Fook Holdings International, Ltd. 27,163
531 Maisons du Monde SA*(a) 862
1,279 Matas A/S^ 20,985
450 Mobilezone Holding AG, Registered Shares 8,675
7,872 Moonpig Group plc 21,653
1,800 Nextage Co., Ltd. 36,272
3,447 Nick Scali, Ltd. 38,286
400 Nishimatsuya Chain Co., Ltd. 5,309
5,800 Nitori Holdings Co., Ltd. 92,127
8,100 Nojima Corp. 55,764
28,290 Oriental Watch Holdings 11,934
2,200 PAL GROUP Holdings Co., Ltd. 20,237
1,951 Pet Valu Holdings, Ltd. 30,004
10,167 Pets at Home Group plc 24,517
3,066 Premier Investments, Ltd. 26,794
688 Retailors, Ltd. 7,532
10,500 Sanrio Co., Ltd. 64,799
200 Scroll Corp. 1,696
2,100 Shimamura Co., Ltd. 43,825
6,121 Super Retail Group, Ltd. 54,657
5,990 Synsam AB 43,764
1,400 Syuppin Co., Ltd. 9,827
1,018 Temple & Webster Group, Ltd.* 5,102
200 United Arrows, Ltd. 3,071
6,400 USS Co., Ltd. 67,015
13,891 Vertu Motors plc 10,632
5,000 VT Holdings Co., Ltd. 15,501
6,954 Watches of Switzerland Group plc*(a) 41,245
1,241 WH Smith plc 9,523
9,835 Wickes Group plc 27,315
100 Workman Co., Ltd. 3,996
1,600 World Co., Ltd. 15,023
700 Xebio Holdings Co., Ltd. 4,414
14,900 Yamada Holdings Co., Ltd. 49,656
2,000 Yellow Hat, Ltd. 19,685
4,980 Zalando SE*(a) 119,125
3,600 ZOZO, Inc. 25,180
3,747,930
Technology Hardware, Storage & Peripherals (0.3%):
5,700 Brother Industries, Ltd. 104,619
2,600 Canon, Inc. 72,416
3,519 Dynavox Group AB* 33,139
1,400 Eizo Corp. 18,263
1,800 Elecom Co., Ltd. 18,247
5,600 FUJIFILM Holdings Corp. 106,442
16,600 Konica Minolta, Inc. 55,611
739 Logitech International SA, Class R 67,538

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Technology Hardware, Storage & Peripherals, continued
1,313 Logitech International SA, ADR, Class R $ 119,641
4,000 MCJ Co., Ltd.* 58,254
1,173 Quadient SA 14,722
12,600 Ricoh Co., Ltd. 106,535
6,800 Seiko Epson Corp. 84,006
1,500 Toshiba TEC Corp. 25,764
4,400 Wacom Co., Ltd. 21,176
906,373
Textiles, Apparel & Luxury Goods (1.5%):
1,638 adidas AG 258,092
8,800 Asics Corp. 234,025
625 Brunello Cucinelli SpA^ 54,478
4,414 Burberry Group plc* 64,575
25 Calida Holding AG, Registered Shares 404
408 Canada Goose Holdings, Inc.* 4,476
18,000 Chow Sang Sang Holdings International, Ltd. 32,126
2,524 Cie Financiere Richemont SA, Registered Shares 449,871
47,372 Coats Group plc 50,599
26,500 Crystal International Group, Ltd.(a) 19,909
95 Delta Galil, Ltd. 4,949
14,425 Dr Martens plc 12,078
1,200 Fujibo Holdings, Inc. 28,120
2,356 Gildan Activewear, Inc. 131,224
1,142 Gildan Activewear, Inc., ADR, Class A 63,552
900 Goldwin, Inc. 12,646
900 Gunze, Ltd. 21,238
145 Hermes International SCA 276,898
989 HUGO BOSS AG 41,910
1,500 Japan Wool Textile Co., Ltd. (The) 17,407
668 Kering SA 201,967
500 Kurabo Industries, Ltd. 26,936
2,071 LVMH Moet Hennessy Louis Vuitton SE 1,151,042
1,211 Marimekko Oyj 14,287
2,903 Moncler SpA 174,932
3,357 New Wave Group AB, Class B 34,507
5,000 Onward Holdings Co., Ltd. 22,470
7,149 OVS SpA(a) 37,113
44,000 Pacific Textiles Holdings, Ltd. 6,091
1,333 Pandora A/S 93,637
6,200 PRADA SpA 29,303
2,064 Puma SE 52,420
7,277 Safilo Group SpA* 14,500
1,885 Salvatore Ferragamo SpA* 15,208
40,200 Samsonite Group SA(a) 75,814
2,100 Sankyo Seiko Co., Ltd. 11,628
500 Sanyo Shokai, Ltd. 12,364
1,400 Seiko Group Corp. 49,938
17,500 Stella International Holdings, Ltd. 31,831
1,053 Swatch Group AG (The) 46,449
744 Swatch Group AG (The), Class BR^ 165,431
11,500 Texhong International Group, Ltd. 8,614
60,000 Texwinca Holdings, Ltd. 9,225
377 Van de Velde NV 13,199
96,000 Viva Goods Company, Ltd.* 6,972
1,100 Wacoal Holdings Corp. 27,642
33,514 Yue Yuen Industrial Holdings, Ltd. 65,467
4,177,564
Shares Value
Common Stocks, continued
Tobacco (0.4%):
11,494 British American Tobacco plc $ 669,432
11,693 Imperial Brands plc 475,826
1,800 Japan Tobacco, Inc. 69,074
1,363 Scandinavian Tobacco Group A/S(a) 14,577
1,228,909
Trading Companies & Distributors (1.7%):
15,775 Acrow, Ltd. 9,099
2,837 AddTech AB, B Shares 96,449
900 ADENTRA, Inc. 21,774
1,000 Alconix Corp. 17,012
1,271 Alligo AB, Class B 17,075
2,358 Ashtead Technology Holdings plc 13,134
1,980 Azelis Group NV 20,051
2,058 Beijer Ref AB, Class B 28,298
731 Bergman & Beving AB 21,004
145 Bossard Holding AG, Registered Shares 26,590
3,281 Brenntag SE 216,440
2,490 Bufab AB 27,935
4,986 Bunzl plc 149,357
500 Chori Co., Ltd. 13,443
70,000 CSC Holdings, Ltd.* 227
500 Daiichi Jitsugyo Co., Ltd. 10,368
130,000 Deep Source Holdings, Ltd.* 14,498
1,063 Diploma plc 84,807
1,320 DKSH Holding AG 96,802
4,000 Doman Building Materials Group, Ltd. 27,579
5,300 Finning International, Inc. 328,006
5,497 Grafton Group plc 65,912
5,000 Hanwa Co., Ltd. 49,988
17,744 Howden Joinery Group plc 188,469
979 IMCD NV 102,164
3,600 Inaba Denki Sangyo Co., Ltd. 59,793
1,900 Inabata & Co., Ltd. 47,873
14,900 ITOCHU Corp. 189,403
616 Jacquet Metals SACA 14,612
1,500 Japan Pulp & Paper Co., Ltd. 10,004
700 Kamei Corp. 14,725
900 Kanaden Corp. 11,877
1,300 Kanamoto Co., Ltd. 36,057
7,000 Kanematsu Corp. 99,485
900 Kyokuto Boeki Kaisha, Ltd. 10,663
1,600 Marubeni Corp. 58,839
1,500 Mitani Corp. 22,074
4,400 Mitsubishi Corp. 151,116
9,900 Mitsui & Co., Ltd. 381,189
1,271 Momentum Group AB 16,542
3,800 MonotaRO Co., Ltd. 40,855
12,400 Nagase & Co., Ltd. 91,922
600 Nichiden Corp. 9,120
500 Nishio Holdings Co., Ltd. 13,765
3,414 OEM International AB, Class B 46,982
700 Onoken Co., Ltd. 6,166
3,537 Reece, Ltd.^ 32,589
6,117 Rexel SA 239,201
1,492 Richelieu Hardware, Ltd. 43,809
5,567 RS GROUP plc 41,564
2,211 Russel Metals, Inc. 76,302
1,300 Sanyo Trading Co., Ltd. 13,019
900 Sato Shoji Corp. 13,593

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Trading Companies & Distributors, continued
207 Scope Metals Group, Ltd. $ 12,822
600 Senshu Electric Co., Ltd. 22,615
1,812 SGH, Ltd. 51,378
22,549 SIG plc* 2,533
2,700 Sojitz Corp. 106,652
409 Solar A/S, B Shares*^ 12,856
17,864 Speedy Hire plc 5,343
4,100 Sumitomo Corp. 152,612
6,506 Sunbelt Rentals Holdings, Inc. 415,399
269 Thermador Groupe 22,183
1,893 Toromont Industries, Ltd. 265,066
700 Totech Corp. 16,382
5,700 Toyota Tsusho Corp. 223,067
4,274 Travis Perkins plc 32,159
2,400 Trusco Nakayama Corp. 34,757
800 Tsubakimoto Kogyo Co., Ltd. 13,879
800 UNISOL Holdings Corp. 11,062
800 Wajax Corp. 18,624
1,800 Wakita & Co., Ltd. 21,593
2,700 Yamazen Corp. 24,512
800 Yuasa Trading Co., Ltd. 30,062
4,935,176
Transportation Infrastructure (0.5%):
8,418 Aena SME SA(a) 250,614
954 Aeroports de Paris SA^ 116,064
14,079 Atlas Arteria, Ltd. 41,709
7,019 Auckland International Airport, Ltd. 32,181
4,596 Enav SpA(a) 27,619
819 Flughafen Zurich AG, Registered Shares 255,490
1,437 Fraport AG Frankfurt Airport Services Worldwide* 124,654
3,680 Getlink SE 79,292
182,200 Hutchison Port Holdings Trust, Class U 37,383
1,940 James Fisher & Sons plc* 11,668
2,200 Japan Airport Terminal Co., Ltd. 72,096
1,300 Kamigumi Co., Ltd. 44,990
4,800 Mitsubishi Logistics Corp. 40,420
2,553 Port of Tauranga, Ltd. 11,411
34,191 Qube Holdings, Ltd. 114,762
22,376 SATS, Ltd. 61,740
1,600 Sumitomo Warehouse Co., Ltd. (The) 41,039
13,167 Transurban Group 127,937
1,941 Westshore Terminals Investment Corp.^ 46,931
1,538,000
Water Utilities (0.1%):
11,551 Pennon Group plc 81,405
3,229 Severn Trent plc 132,566
8,227 United Utilities Group plc 143,806
357,777
Wireless Telecommunication Services (1.0%):
695 1&1 AG 18,915
39,507 Airtel Africa plc(a) 182,228
3,670 Cellcom Israel, Ltd. 39,745
5,312 Freenet AG 161,973
88,000 Hutchison Telecommunications Hong Kong Holdings,
Ltd. 13,177
27,000 KDDI Corp. 462,416
1,400 Okinawa Cellular Telephone Co. 30,554
Shares Value
Common Stocks, continued
Wireless Telecommunication Services, continued
328 Orange Belgium SA* $ 7,648
3,569 Partner Communications Co., Ltd. 39,889
6,245 Rogers Communications, Inc., Class B 240,209
187,000 SoftBank Corp. 249,583
38,400 SoftBank Group Corp. 922,998
21,800 StarHub, Ltd. 17,309
8,416 Tele2 AB, B Shares 173,096
236,345 Vodafone Group plc 358,307
2,918,047
Total Common Stocks (Cost $195,193,330) 278,451,525
Preferred Stocks (0.3%):
Automobiles (0.2%):
414 Bayerische Motoren Werke AG, 5.56% 37,191
1,470 Dr. Ing hc F Porsche AG, 2.11%^ 65,869
2,286 Porsche Automobil Holding SE, 6.14% 82,218
3,304 Volkswagen AG, 7.34% 330,824
516,102
Chemicals (0.0%
†
):
2,875 FUCHS SE, 3.23% 120,200
Construction Materials (0.0%
†
):
123 STO SE & Co KGaA, 0.29% 15,458
Ground Transportation (0.0%
†
):
910 Sixt SE, 5.01% 57,043
Health Care Equipment & Supplies (0.0%
†
):
411 Draegerwerk AG & Co. KGaA, 2.22% 43,529
Household Durables (0.0%
†
):
299 Einhell Germany AG, Class P, 2.28% 22,776
Household Products (0.1%):
2,084 Henkel AG & Co. KGaA, 3.07% 160,098
Life Sciences Tools & Services (0.0%
†
):
70 Sartorius AG, 0.35% 17,080
Machinery (0.0%
†
):
2,224 Jungheinrich AG, 3.08% 66,664
Total Preferred Stocks (Cost $1,202,767) 1,018,950
Contracts
Warrant (0.0%
†
):
Software (0.0%
†
):
201 Constellation Software, Inc., 3/31/40*(b) —
Total Warrant (Cost $—) —
Shares
Rights (0.0%
†
):
Diversified Telecommunication Services (0.0%
†
):
595,372 Telecom Italia SpA, Expires on 4/1/26* 13
Energy Equipment & Services (0.0%
†
):
6,504 Greencore Group CVR, Expires on 1/16/29* 1,770

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Percentages indicated are based on net assets as of March 31, 2026.
Shares Value
Rights, continued
Metals & Mining (0.0%
†
):
16,334 Syrah Resources., Ltd., Class AC, Expires on
4/17/26* $ —
Total Rights (Cost $–) 1,783
Shares Value
Unaffiliated Investment Companies (1.5%):
Money Market Funds (1.5%):
3,377,503 BlackRock Liquidity FedFund, Institutional Class,
3.55%(c)(d) $ 3,377,503
847,900 Dreyfus Treasury Securities Cash Management
Fund, Institutional Shares, 3.53%(d) 847,900
Total Unaffiliated Investment Companies (Cost $4,225,403) 4,225,403
Total Investment Securities
(Cost $200,621,500 ) — 100.3% 283,697,661
Net other assets (liabilities) — (0.3)% (893,167)
Net Assets — 100.0% $ 282,804,494
ADR—American Depository Receipt
CVR—Contingency Valued Rights
NYS—New York Shares
REIT—Real Estate Investment Trust
* Non-income producing security.
^ This security or a partial position of this security was on loan as of March 31, 2026. The total value of securities on loan as of March 31, 2026 was $2,879,063.
† Represents less than 0.05%.
(a) Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors.
(b) Security was valued using significant unobservable inputs as of March 31, 2026.
(c) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2026.
(d) The rate represents the effective yield at March 31, 2026.
Amounts shown as “—“ are either $0 or round to less than $1.

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total value of investments as of March 31, 2026:
Country Percentage
Australia 6.1%
Austria 0.8%
Belgium 1.1%
Bermuda 0.1%
Cambodia —%
†
Canada 12.5%
Chile —%
†
China 0.1%
Curacao 0.1%
Denmark 1.9%
Faroe Islands —%
†
Finland 1.6%
France 7.2%
Georgia 0.1%
Germany 6.7%
Greece —%
†
Hong Kong 1.9%
Ireland 0.8%
Isle of Man —%
†
Israel 1.3%
Italy 2.7%
Japan 22.0%
Jersey —%
†
Liechtenstein —%
†
Luxembourg 0.4%
Macau —%
†
Malaysia —%
†
Mauritius —%
†
Mexico 0.1%
Mongolia —%
†
Netherlands 3.8%
New Zealand 0.3%
Norway 0.8%
Peru —%
†
Poland —%
†
Portugal 0.4%
Singapore 1.3%
South Africa 0.1%
Spain 2.7%
Sweden 2.5%
Switzerland 7.9%
Taiwan, Province Of China —%
†
United Arab Emirates —%
†
United Kingdom 10.5%
United States 2.2%
100.0%
† Represents less than 0.05%.

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks (99.6%):
Aerospace & Defense (2.3%):
1,210 AAR Corp.* $ 132,447
712 Astronics Corp.* 47,512
415 Astronics Corp., Class B* 26,282
3,933 ATI, Inc.* 572,094
478 Axon Enterprise, Inc.* 203,002
6,225 Boeing Co. (The)* 1,238,962
2,029 BWX Technologies, Inc. 414,910
1,164 Cadre Holdings, Inc. 35,711
1,112 Carpenter Technology Corp. 438,295
685 CPI Aerostructures, Inc.* 2,685
684 Curtiss-Wright Corp. 465,886
625 Ducommun, Inc.* 76,250
1,717 FTAI Aviation, Ltd. 420,665
1,963 General Dynamics Corp. 673,741
7,467 General Electric Co. 2,118,911
570 HEICO Corp. 156,294
803 HEICO Corp., Class A 169,505
1,861 Hexcel Corp. 150,611
3,256 Howmet Aerospace, Inc. 750,378
1,079 Huntington Ingalls Industries, Inc. 409,912
4,565 Kratos Defense & Security Solutions, Inc.* 321,878
2,226 L3Harris Technologies, Inc. 768,304
5,551 Leonardo DRS, Inc. 247,130
903 Loar Holdings, Inc.* 51,733
2,580 Lockheed Martin Corp. 1,559,326
2,496 Mercury Systems, Inc.* 181,983
817 Moog, Inc., Class A 239,087
343 National Presto Industries, Inc. 47,011
1,156 Northrop Grumman Corp. 788,669
953 Park Aerospace Corp. 26,093
1,545 Rocket Lab Corp.* 99,220
11,517 RTX Corp. 2,221,629
5,931 StandardAero, Inc.* 153,198
4,314 Textron, Inc. 377,734
454 TransDigm Group, Inc. 526,168
1,234 V2X, Inc.* 84,529
624 VSE Corp. 115,066
1,291 Woodward, Inc. 462,075
16,774,886
Air Freight & Logistics (0.5%):
3,048 CH Robinson Worldwide, Inc. 506,181
3,483 Expeditors International of Washington, Inc. 498,870
4,168 FedEx Corp. 1,484,558
2,422 GXO Logistics, Inc.* 125,581
1,147 Hub Group, Inc., Class A 41,338
3,266 Radiant Logistics, Inc.* 23,025
11,120 United Parcel Service, Inc., Class B 1,093,986
3,773,539
Automobile Components (0.3%):
2,086 Adient plc* 42,158
5,861 Aptiv plc* 406,988
2,846 Autoliv, Inc. 299,285
7,638 BorgWarner, Inc. 414,438
1,256 Cooper-Standard Holdings, Inc.* 35,005
4,066 Dana, Inc. 136,821
6,775 Dauch Corporation* 40,176
938 Dorman Products, Inc.* 97,890
Shares Value
Common Stocks, continued
Automobile Components, continued
1,423 Fox Factory Holding Corp.* $ 23,423
4,300 Garrett Motion, Inc. 78,131
4,241 Gentex Corp. 92,666
999 Gentherm, Inc.* 27,752
9,399 Goodyear Tire & Rubber Co. (The)* 62,315
469 LCI Industries 57,678
997 Lear Corp. 120,717
1,190 Motorcar Parts of America, Inc.* 13,161
1,292 Patrick Industries, Inc. 143,502
1,374 Phinia, Inc. 94,036
6,438 QuantumScape Corp., Class A* 41,074
616 Standard Motor Products, Inc. 21,400
587 Stoneridge, Inc.* 2,835
275 Strattec Security Corp.* 21,543
789 Visteon Corp. 71,886
810 XPEL, Inc.* 35,851
2,380,731
Automobiles (1.1%):
92,867 Ford Motor Co. 1,071,685
17,569 General Motors Co. 1,308,890
1,998 Harley-Davidson, Inc. 40,400
468 Lucid Group, Inc., Class A* 4,460
31,135 Rivian Automotive, Inc., Class A* 468,582
12,385 Tesla, Inc.* 4,604,124
1,140 Thor Industries, Inc. 91,075
655 Winnebago Industries, Inc. 20,298
7,609,514
Banks (5.3%):
859 1st Source Corp. 59,451
504 ACNB Corp. 24,126
1,092 Amalgamated Financial Corp. 42,446
1,132 Amerant Bancorp, Inc., Class A 24,949
2,596 Ameris Bancorp 202,462
704 Ames National Corp. 19,867
1,076 Arrow Financial Corp. 36,121
4,856 Associated Banc-Corp. 125,576
4,554 Atlantic Union Bankshares Corp. 162,760
1,851 Axos Financial, Inc.* 157,502
3,331 Banc of California, Inc. 58,559
994 BancFirst Corp. 107,849
1,559 Bancorp, Inc. (The)* 83,765
210 Bank First Corp. 28,363
60,420 Bank of America Corp. 2,945,475
1,028 Bank of Hawaii Corp. 76,329
724 Bank of Marin Bancorp 18,556
1,870 Bank of NT Butterfield & Son, Ltd. (The) 98,138
3,906 Bank OZK 179,246
3,131 BankUnited, Inc. 141,396
1,389 Banner Corp. 84,285
433 Bar Harbor Bankshares 14,051
842 BCB Bancorp, Inc. 7,561
3,034 Beacon Financial Corp. 91,020
2,282 BOK Financial Corp. 292,233
280 Burke & Herbert Financial Services Corp. 17,441
977 Byline Bancorp, Inc. 30,844
74 C&F Financial Corp. 5,398
843 Camden National Corp. 40,000

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Banks, continued
489 Capital City Bank Group, Inc. $ 21,252
6,737 Capitol Federal Financial, Inc. 48,035
1,023 Carter Bankshares, Inc.* 23,856
2,578 Cathay General Bancorp 128,539
1,402 Central Pacific Financial Corp. 44,808
377 Chemung Financial Corp. 20,290
15,514 Citigroup, Inc. 1,759,443
943 Citizens & Northern Corp. 21,067
6,085 Citizens Financial Group, Inc. 364,917
604 City Holding Co. 72,190
938 Civista Bancshares, Inc. 21,377
1,465 CNB Financial Corp. 42,426
449 Coastal Financial Corp.* 34,169
56 Colony Bankcorp, Inc. 1,118
8,632 Columbia Banking System, Inc. 236,776
4,298 Columbia Financial, Inc.* 75,258
4,224 Commerce Bancshares, Inc. 207,821
1,992 Community Financial System, Inc. 116,831
517 Community Trust Bancorp, Inc. 31,392
933 Community West Bancshares 21,739
1,968 ConnectOne Bancorp, Inc. 52,683
2,044 Cullen/Frost Bankers, Inc. 280,192
1,289 Customers Bancorp, Inc.* 89,470
4,697 CVB Financial Corp. 91,075
1,876 Dime Community Bancshares, Inc. 63,446
1,065 Eagle Bancorp, Inc. 26,487
4,122 East West Bancorp, Inc. 440,065
7,314 Eastern Bankshares, Inc. 143,062
1,703 Enterprise Financial Services Corp. 92,149
682 Equity Bancshares, Inc., Class A 30,288
1,329 Farmers National Banc Corp. 17,490
1,860 FB Financial Corp. 96,608
18,273 Fifth Third Bancorp 848,964
1,053 Financial Institutions, Inc. 33,391
6,559 First BanCorp 140,100
814 First Bancorp, Inc. (The) 22,816
1,855 First Bancorp/Southern Pines NC 104,529
2,494 First Busey Corp. 63,023
664 First Business Financial Services, Inc. 35,810
408 First Capital, Inc. 20,249
200 First Citizens BancShares, Inc., Class A 376,932
4,143 First Commonwealth Financial Corp. 72,834
512 First Community Bankshares, Inc. 21,258
4,476 First Financial Bancorp 124,791
4,155 First Financial Bankshares, Inc. 122,365
536 First Financial Corp. 33,875
1,155 First Foundation, Inc.* 6,815
4,829 First Hawaiian, Inc. 118,987
12,540 First Horizon Corp. 285,410
4,307 First Interstate BancSystem, Inc., Class A 143,854
2,381 First Merchants Corp. 92,216
660 First Mid Bancshares, Inc. 27,185
853 Five Star Bancorp 32,175
3,344 Flagstar Financial, Inc. 44,040
2,253 Flushing Financial Corp. 34,606
11,879 FNB Corp. 198,617
7,484 Fulton Financial Corp. 152,225
769 German American Bancorp, Inc. 32,137
4,436 Glacier Bancorp, Inc. 198,156
Shares Value
Common Stocks, continued
Banks, continued
397 Great Southern Bancorp, Inc. $ 25,063
16 Greene County Bancorp, Inc. 359
3,146 Hancock Whitney Corp. 200,054
1,437 Hanmi Financial Corp. 37,879
45 Hawthorn Bancshares, Inc. 1,516
636 HBT Financial, Inc. 16,994
2,010 Heritage Commerce Corp. 25,085
1,197 Heritage Financial Corp. 31,122
2,750 Hilltop Holdings, Inc. 98,505
62 Hingham Institution For Savings (The) 17,722
7,316 Home BancShares, Inc. 197,020
484 HomeTrust Bancshares, Inc. 20,643
5,059 Hope Bancorp, Inc. 56,509
1,071 Horizon Bancorp, Inc. 17,746
38,957 Huntington Bancshares, Inc. 609,677
1,520 Independent Bank Corp. (Massachusetts) 114,319
855 Independent Bank Corp. (Michigan) 28,472
2,031 International Bancshares Corp. 136,666
33,325 JPMorgan Chase & Co. 9,802,882
2,442 Kearny Financial Corp. 18,437
1,249 Kentucky First Federal Bancorp* 5,371
26,625 KeyCorp 533,831
1,016 Lake Shore Bancorp, Inc. 15,423
788 Lakeland Financial Corp. 45,215
668 Landmark Bancorp, Inc. 16,566
712 LCNB Corp. 11,100
2,203 Live Oak Bancshares, Inc. 72,853
2,183 M&T Bank Corp. 451,270
628 Mechanics Bancorp 9,263
472 Mercantile Bank Corp. 23,836
684 Metrocity Bankshares, Inc. 19,610
407 Metropolitan Bank Holding Corp. 33,899
556 Mid Penn Bancorp, Inc. 17,881
241 Midland States Bancorp, Inc. 5,377
1,928 National Bank Holdings Corp., Class A 75,500
514 National Bankshares, Inc. 18,715
2,168 NBT Bancorp, Inc. 92,313
575 Nicolet Bankshares, Inc. 85,457
279 Northeast Bank 31,351
1,501 Northfield Bancorp, Inc. 20,324
5,982 Northwest Bancshares, Inc. 75,912
511 Norwood Financial Corp. 15,034
2,803 OceanFirst Financial Corp. 50,566
1,712 OFG Bancorp 69,268
440 Ohio Valley Banc Corp. 19,298
13,092 Old National Bancorp 289,333
2,225 Old Second Bancorp, Inc. 44,856
1,531 Origin Bancorp, Inc. 63,475
712 Orrstown Financial Services, Inc. 25,689
600 Park National Corp. 98,070
940 Pathward Financial, Inc. 83,876
1,165 Peapack-Gladstone Financial Corp. 41,020
608 Peoples Bancorp of North Carolina, Inc. 23,809
1,117 Peoples Bancorp, Inc. 36,716
4,643 Pinnacle Financial Partners, Inc. 399,948
3,533 PNC Financial Services Group, Inc. (The) 735,182
2,454 Popular, Inc. 329,253
432 Preferred Bank 39,178
707 Primis Financial Corp. 9,389

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Banks, continued
2,839 Prosperity Bancshares, Inc. $ 190,724
679 Provident Financial Holdings, Inc. 10,945
5,890 Provident Financial Services, Inc. 124,632
606 QCR Holdings, Inc. 51,783
487 RBB Bancorp 10,407
16,778 Regions Financial Corp. 438,241
3,404 Renasant Corp. 122,987
917 Republic Bancorp, Inc., Class A 64,694
420 Riverview Bancorp, Inc. 2,310
1,756 S&T Bancorp, Inc. 73,453
1,366 Seacoast Banking Corp. of Florida 41,376
1,694 ServisFirst Bancshares, Inc. 123,374
1,113 Shore Bancshares, Inc. 20,791
1,028 Sierra Bancorp 34,870
5,361 Simmons First National Corp., Class A 104,271
783 SmartFinancial, Inc. 30,600
100 South Plains Financial, Inc. 4,190
561 Southern Missouri Bancorp, Inc. 35,870
950 Southside Bancshares, Inc. 29,536
3,088 Southstate Bank Corp. 285,702
1,230 Stellar Bancorp, Inc. 45,030
1,764 Sterling Bancorp, Inc.* —
1,160 Stock Yards Bancorp, Inc. 76,896
1,721 Texas Capital Bancshares, Inc.* 163,288
7,031 TFS Financial Corp. 98,786
490 Tompkins Financial Corp. 38,632
2,786 Towne Bank 93,805
1,020 TriCo Bancshares 48,491
809 Triumph Financial, Inc.* 48,265
17,795 Truist Financial Corp. 818,036
559 TrustCo Bank Corp. 24,473
2,366 Trustmark Corp. 99,703
2,771 UMB Financial Corp. 312,541
4,934 United Bankshares, Inc. 204,366
4,469 United Community Banks, Inc. 140,729
1,190 United Security Bancshares 12,507
42 Unity Bancorp, Inc. 2,177
850 Univest Financial Corp. 29,121
13,739 US Bancorp 714,565
18,723 Valley National Bancorp 229,918
3,318 WaFd, Inc. 104,185
501 Washington Trust Bancorp, Inc. 16,763
4,145 Webster Financial Corp. 287,746
38,849 Wells Fargo & Co. 3,092,769
3,220 WesBanco, Inc. 111,058
1,062 West BanCorp, Inc. 25,265
1,404 Westamerica BanCorp 73,219
3,240 Western Alliance Bancorp 229,554
1,498 Western New England Bancorp, Inc. 19,369
2,219 Wintrust Financial Corp. 308,308
2,305 WSFS Financial Corp. 150,885
5,146 Zions Bancorp NA 296,513
38,488,864
Beverages (1.0%):
285 Boston Beer Co., Inc. (The), Class A* 65,664
1,890 Brown-Forman Corp., Class A 50,633
5,717 Brown-Forman Corp., Class B 151,158
992 Celsius Holdings, Inc.* 35,196
38,117 Coca-Cola Co. (The) 2,898,798
Shares Value
Common Stocks, continued
Beverages, continued
2,426 Coca-Cola Consolidated, Inc. $ 465,161
2,527 Constellation Brands, Inc., Class A 379,050
17,442 Keurig Dr Pepper, Inc. 459,248
838 MGP Ingredients, Inc. 15,411
5,189 Molson Coors Beverage Co., Class B 223,438
4,590 Monster Beverage Corp.* 332,591
2,478 National Beverage Corp.* 83,385
13,470 PepsiCo, Inc. 2,091,756
1,562 Vita Coco Co., Inc. (The)* 74,836
7,326,325
Biotechnology (2.0%):
14,208 AbbVie, Inc. 3,090,098
4,350 ACADIA Pharmaceuticals, Inc.* 96,831
5,117 ADMA Biologics, Inc.* 46,104
3,000 Alector, Inc.* 6,450
4,838 Alkermes plc* 171,072
4,027 Allogene Therapeutics, Inc.* 9,826
603 Alnylam Pharmaceuticals, Inc.* 199,515
4,823 Altimmune, Inc.* 14,855
6,556 Amgen, Inc. 2,306,729
955 Anika Therapeutics, Inc.* 13,847
2,832 Arcus Biosciences, Inc.* 61,171
1,693 Beam Therapeutics, Inc.* 40,344
2,049 Biogen, Inc.* 375,643
2,999 BioMarin Pharmaceutical, Inc.* 169,413
200 Bridgebio Pharma, Inc.* 14,852
2,711 Catalyst Pharmaceuticals, Inc.* 67,124
2,134 CRISPR Therapeutics AG* 101,514
1,870 Day One Biopharmaceuticals, Inc.* 40,093
5,538 Denali Therapeutics, Inc.* 106,330
1,656 Emergent BioSolutions, Inc.* 13,745
585 Enanta Pharmaceuticals, Inc.* 7,389
8,100 Exelixis, Inc.* 347,409
5,379 Fate Therapeutics, Inc.* 6,455
12,624 Gilead Sciences, Inc. 1,759,407
430 GRAIL, Inc.* 22,222
2,847 Halozyme Therapeutics, Inc.* 184,002
449 Ideaya Biosciences, Inc.* 14,961
5,459 Incyte Corp.* 513,801
1,060 Insmed, Inc.* 173,331
3,835 Intellia Therapeutics, Inc.* 49,165
258 Ionis Pharmaceuticals, Inc.* 19,373
2,011 Kiniksa Pharmaceuticals International plc, Class A* 96,830
200 Kodiak Sciences, Inc.* 7,624
505 Krystal Biotech, Inc.* 130,452
1,156 Kura Oncology, Inc.* 9,398
1,449 MacroGenics, Inc.* 4,188
7,460 MannKind Corp.* 18,277
2,956 MiMedx Group, Inc.* 11,676
2,731 Moderna, Inc.* 138,735
2,752 Myriad Genetics, Inc.* 12,384
834 Natera, Inc.* 166,792
2,508 Neurocrine Biosciences, Inc.* 330,404
24,422 PDL BioPharma, Inc.* 9,407
491 Protagonist Therapeutics, Inc.* 51,751
1,321 Prothena Corp PLC* 12,840
550 PTC Therapeutics, Inc.* 37,471
903 Regeneron Pharmaceuticals, Inc. 697,694
1,759 REGENXBIO, Inc.* 14,740

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Biotechnology, continued
3,704 Relay Therapeutics, Inc.* $ 36,855
2,810 Replimune Group, Inc.* 21,496
2,144 Revolution Medicines, Inc.* 208,504
1,042 Rocket Pharmaceuticals, Inc.* 3,730
18,777 Roivant Sciences, Ltd.* 520,123
2,441 Sarepta Therapeutics, Inc.* 53,116
1,408 TG Therapeutics, Inc.* 46,774
1,141 United Therapeutics Corp.* 676,590
1,179 Vanda Pharmaceuticals, Inc.* 8,147
2,439 Veracyte, Inc.* 78,560
638 Vericel Corp.* 20,524
1,508 Vertex Pharmaceuticals, Inc.* 673,382
4,355 Vir Biotechnology, Inc.* 39,021
2,359 Viridian Therapeutics, Inc.* 46,142
2,800 Voyager Therapeutics, Inc.* 10,808
2,293 Xencor, Inc.* 27,654
2,020 Zentalis Pharmaceuticals, Inc.* 4,727
14,269,887
Broadline Retail (2.9%):
91,265 Amazon.com, Inc.* 19,007,762
10,705 Coupang, Inc., Class A* 202,110
360 Dillard's, Inc., Class A 205,960
8,422 eBay, Inc. 766,570
1,076 Etsy, Inc.* 53,779
2,548 Kohl's Corp. 32,869
11,023 Macy's, Inc. 199,406
1,628 Ollie's Bargain Outlet Holdings, Inc.* 149,841
20,618,297
Building Products (0.9%):
3,282 A O Smith Corp. 216,415
1,208 AAON, Inc. 99,962
1,834 Advanced Drainage Systems, Inc. 251,496
1,489 Allegion plc, ADR 216,337
1,011 Allegion US plc 146,888
515 American Woodmark Corp.* 20,512
351 Apogee Enterprises, Inc. 11,773
1,196 Armstrong World Industries, Inc. 197,101
668 AZZ, Inc. 83,587
2,959 Builders FirstSource, Inc.* 243,614
1,142 Carlisle Cos., Inc. 380,994
10,703 Carrier Global Corp. 602,686
294 CSW Industrials, Inc. 76,611
1,588 Fortune Brands Innovations, Inc. 61,884
930 Gibraltar Industries, Inc.* 37,079
1,030 Griffon Corp. 74,860
7,176 Hayward Holdings, Inc.* 96,015
1,209 Insteel Industries, Inc. 40,634
2,896 Janus International Group, Inc.* 14,914
3,895 JELD-WEN Holding, Inc.* 4,830
5,239 Johnson Controls International plc 686,047
591 Lennox International, Inc. 274,301
4,291 Masco Corp. 259,048
5,076 Masterbrand, Inc.* 42,182
1,163 Modine Manufacturing Co.* 252,034
3,089 Owens Corning 334,292
1,160 Quanex Building Products Corp. 20,845
5,771 Resideo Technologies, Inc.* 194,540
1,014 Simpson Manufacturing Co., Inc. 174,023
Shares Value
Common Stocks, continued
Building Products, continued
1,514 Tecnoglass, Inc. $ 67,449
2,200 Trane Technologies plc 916,828
1,382 Trex Co., Inc.* 50,332
1,605 UFP Industries, Inc. 147,853
4,137 Zurn Elkay Water Solutions Corp. 185,503
6,483,469
Capital Markets (3.3%):
902 Acadian Asset Management, Inc. 49,087
870 Affiliated Managers Group, Inc. 240,729
1,822 Ameriprise Financial, Inc. 809,697
1,573 Ares Management Corp., Class A 171,614
2,215 Artisan Partners Asset Management, Inc., Class A 80,604
8,718 Bank of New York Mellon Corp. (The) 1,034,216
11,120 BGC Group, Inc., Class A 108,754
942 Blackrock, Inc. 905,931
3,823 Blackstone, Inc. 439,607
9,227 Carlyle Group, Inc. (The) 446,494
1,527 Cboe Global Markets, Inc. 429,194
14,969 Charles Schwab Corp. (The) 1,406,787
2,341 CME Group, Inc., Class A 691,414
1,414 Cohen & Steers, Inc. 88,446
1,318 Coinbase Global, Inc., Class A* 230,136
190 Diamond Hill Investment Group, Inc. 32,699
4,739 DigitalBridge Group, Inc. 73,075
1,257 Donnelley Financial Solutions, Inc.* 59,255
1,042 FactSet Research Systems, Inc. 226,104
2,635 Federated Hermes, Inc., Class B 149,431
10,808 Franklin Resources, Inc. 255,285
3,719 Goldman Sachs Group, Inc. (The) 3,146,237
847 Hamilton Lane, Inc., Class A 84,192
211 Hennessy Advisors, Inc. 2,057
1,450 Houlihan Lokey, Inc., Class A 208,249
2,308 Interactive Brokers Group, Inc., Class A 154,798
4,921 Intercontinental Exchange, Inc. 773,975
10,531 Invesco, Ltd. 255,798
5,268 Janus Henderson Group plc 270,617
4,759 Jefferies Financial Group, Inc. 196,404
3,582 KKR & Co., Inc. 331,335
852 Lazard, Inc., Class A 36,193
1,711 LPL Financial Holdings, Inc. 514,720
591 MarketAxess Holdings, Inc. 97,503
1,724 Moelis & Co., Class A 98,268
1,617 Moody's Corp. 705,416
14,675 Morgan Stanley 2,415,065
900 Morningstar, Inc. 152,145
792 MSCI, Inc., Class A 426,896
7,837 Nasdaq, Inc. 665,283
2,980 Northern Trust Corp. 415,919
1,608 Open Lending Corp.* 2,010
365 Oppenheimer Holdings, Inc., Class A 32,554
2,008 Piper Sandler Cos. 153,712
394 PJT Partners, Inc., Class A 55,050
3,272 Raymond James Financial, Inc. 473,753
10,341 Robinhood Markets, Inc., Class A* 716,631
2,023 S&P Global, Inc. 860,463
3,092 SEI Investments Co. 242,629
660 Silvercrest Asset Management Group, Inc., Class A 8,870
3,918 State Street Corp. 495,862
3,831 Stifel Financial Corp. 283,187

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Capital Markets, continued
3,348 StoneX Group, Inc.* $ 270,016
4,711 T. Rowe Price Group, Inc. 424,650
609 TPG, Inc. 24,671
1,632 Tradeweb Markets, Inc., Class A 192,021
1,975 Victory Capital Holdings, Inc., Class A 129,323
3,647 Virtu Financial, Inc., Class A 160,395
384 Virtus Investment Partners, Inc. 51,590
425 Westwood Holdings Group, Inc. 7,000
5,349 WisdomTree, Inc. 77,881
23,541,897
Chemicals (1.6%):
1,366 AdvanSix, Inc. 33,330
2,524 Air Products and Chemicals, Inc. 733,197
1,858 Albemarle Corp. 333,567
1,157 American Vanguard Corp.* 2,881
759 Ascent Industries Co.* 10,102
1,307 Ashland, Inc. 72,682
2,280 Aspen Aerogels, Inc.* 7,798
2,052 Avient Corp. 74,488
8,462 Axalta Coating Systems, Ltd.* 234,397
866 Balchem Corp. 146,770
1,813 Cabot Corp. 136,537
1,578 Celanese Corp., Class A 103,785
5,818 CF Industries Holdings, Inc. 755,409
1,736 Chemours Co. (The) 38,244
9,718 Corteva, Inc. 813,494
9,723 Dow, Inc. 404,963
6,371 DuPont de Nemours, Inc. 291,792
2,670 Eastman Chemical Co. 203,774
2,165 Ecolab, Inc. 575,933
4,830 Ecovyst, Inc.* 62,114
7,321 Element Solutions, Inc. 249,939
2,252 FMC Corp. 38,779
629 Hawkins, Inc. 96,614
1,167 HB Fuller Co. 71,981
4,875 Huntsman Corp. 64,886
1,105 Ingevity Corp.* 78,709
976 Innospec, Inc. 71,268
4,579 International Flavors & Fragrances, Inc. 332,206
1,037 Intrepid Potash, Inc.* 44,353
783 Koppers Holdings, Inc. 30,286
2,011 Kronos Worldwide, Inc. 13,212
4,133 Linde plc 2,048,976
2,398 LSB Industries, Inc.* 35,730
6,086 LyondellBasell Industries NV, Class A 490,288
2,017 Mativ Holdings, Inc. 17,548
1,189 Minerals Technologies, Inc. 84,324
8,816 Mosaic Co. (The) 224,808
329 NewMarket Corp. 210,873
2,958 Olin Corp. 87,941
5,387 Perimeter Solutions, Inc.* 131,551
3,266 PPG Industries, Inc. 349,070
405 Quaker Chemical Corp. 50,313
3,631 Rayonier Advanced Materials, Inc.* 40,195
3,862 RPM International, Inc. 383,883
1,138 Scotts Miracle-Gro Co. (The) 69,202
1,384 Sensient Technologies Corp. 119,633
2,433 Sherwin-Williams Co. (The) 779,898
1,581 Solstice Advanced Materials, Inc. 120,409
Shares Value
Common Stocks, continued
Chemicals, continued
744 Stepan Co. $ 37,185
5,093 Tronox Holdings plc 49,759
1,374 Westlake Corp. 160,511
11,619,587
Commercial Services & Supplies (0.7%):
1,835 ABM Industries, Inc. 70,684
2,927 ACCO Brands Corp. 8,781
1,392 ACV Auctions, Inc., Class A* 5,902
1,452 Brady Corp., Class A 117,960
3,454 BrightView Holdings, Inc.* 40,723
1,061 Brink's Co. (The) 109,951
1,374 Casella Waste Systems, Inc., Class A* 109,013
718 Cimpress plc* 52,414
3,447 Cintas Corp. 583,026
433 Civeo Corp.* 11,457
1,436 Clean Harbors, Inc.* 411,744
7,760 Copart, Inc.* 257,632
1,498 Deluxe Corp. 41,255
1,613 Ennis, Inc. 34,550
2,503 Enviri Corp.* 49,109
2,148 Healthcare Services Group, Inc.* 39,845
2,171 HNI Corp. 72,490
2,041 Interface, Inc., Class A 50,862
1,201 Liquidity Services, Inc.* 36,715
2,593 MillerKnoll, Inc. 37,495
400 Montrose Environmental Group, Inc.* 8,756
1,150 MSA Safety, Inc. 188,543
1,552 NL Industries, Inc. 9,048
3,623 OPENLANE, Inc.* 105,610
4,712 Pitney Bowes, Inc. 52,068
2,606 Quad/Graphics, Inc. 17,226
3,273 Republic Services, Inc., Class A 716,852
6,415 Rollins, Inc. 342,625
4,988 Tetra Tech, Inc. 150,239
615 UniFirst Corp. 154,728
3,794 Veralto Corp. 335,465
4,135 Vestis Corp.* 32,501
3,929 Waste Management, Inc. 902,845
5,158,114
Communications Equipment (0.9%):
752 Applied Optoelectronics, Inc.* 63,612
5,637 Arista Networks, Inc.* 692,111
1,420 Calix, Inc.* 69,566
2,745 Ciena Corp.* 1,065,691
25,186 Cisco Systems, Inc. 1,954,182
756 Comtech Telecommunications Corp.* 2,510
1,262 Digi International, Inc.* 60,828
1,266 F5, Inc.* 366,292
2,194 Harmonic, Inc.* 19,702
909 KVH Industries, Inc.* 8,145
1,037 Lumentum Holdings, Inc.* 728,762
1,931 Motorola Solutions, Inc. 837,996
1,010 NETGEAR, Inc.* 22,058
2,564 NetScout Systems, Inc.* 81,510
3,679 Ribbon Communications, Inc.* 7,799
2,004 Viasat, Inc.* 91,783

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Communications Equipment, continued
2,934 Viavi Solutions, Inc.* $ 97,644
6,170,191
Construction & Engineering (0.9%):
3,719 AECOM 315,446
10,917 API Group Corp.* 442,357
1,726 Arcosa, Inc. 183,198
349 Argan, Inc. 190,083
125 Cadeler A/S, ADR* 2,941
571 Comfort Systems USA, Inc. 787,403
1,733 Concrete Pumping Holdings, Inc.* 12,374
970 Construction Partners, Inc., Class A* 107,786
858 Dycom Industries, Inc.* 290,707
834 EMCOR Group, Inc. 615,750
1,345 Everus Construction Group, Inc.* 158,791
3,709 Fluor Corp.* 173,025
1,277 Granite Construction, Inc. 153,087
2,266 Great Lakes Dredge & Dock Corp.* 38,522
572 IES Holdings, Inc.* 272,541
300 Limbach Holdings, Inc.* 23,415
1,777 MasTec, Inc.* 571,732
1,750 Matrix Service Co.* 20,090
475 MYR Group, Inc.* 134,102
2,101 Orion Group Holdings, Inc.* 22,901
1,692 Primoris Services Corp. 242,024
1,148 Quanta Services, Inc. 630,275
886 Sterling Infrastructure, Inc.* 360,841
1,648 Tutor Perini Corp. 127,209
564 Valmont Industries, Inc. 225,357
6,523 WillScot Holdings Corp. 113,239
6,215,196
Construction Materials (0.3%):
3,861 CRH plc 405,868
1,149 Eagle Materials, Inc. 217,678
1,880 Knife River Corp.* 153,502
882 Martin Marietta Materials, Inc. 519,216
655 United States Lime & Minerals, Inc. 85,550
1,810 Vulcan Materials Co. 492,863
1,874,677
Consumer Finance (0.7%):
7,388 Ally Financial, Inc. 289,831
5,103 American Express Co. 1,543,555
283 Atlanticus Holdings Corp.* 14,849
1,206 Bread Financial Holdings, Inc. 90,317
5,434 Capital One Financial Corp. 991,325
1,912 Consumer Portfolio Services, Inc.* 14,780
322 Credit Acceptance Corp.* 136,354
245 Dave, Inc.* 42,652
672 Enova International, Inc.* 91,278
3,948 EZCORP, Inc., Class A* 100,200
1,445 FirstCash Holdings, Inc. 271,660
1,425 Green Dot Corp., Class A* 15,989
5,431 LendingClub Corp.* 77,772
194 LendingTree, Inc.* 8,319
5,097 Navient Corp. 41,693
1,103 Nelnet, Inc., Class A 142,243
4,076 OneMain Holdings, Inc. 218,025
1,683 PRA Group, Inc.* 29,453
Shares Value
Common Stocks, continued
Consumer Finance, continued
1,271 PROG Holdings, Inc. $ 36,465
568 Regional Management Corp. 18,318
5,562 SLM Corp. 119,082
16,883 SoFi Technologies, Inc.* 268,102
6,052 Synchrony Financial 411,657
835 Upstart Holdings, Inc.* 21,418
237 World Acceptance Corp.* 32,005
5,027,342
Consumer Staples Distribution & Retail (2.1%):
21,120 Albertsons Cos., Inc., Class A 359,885
1,137 Andersons, Inc. (The) 81,614
4,192 BJ's Wholesale Club Holdings, Inc.* 412,577
760 Casey's General Stores, Inc. 553,174
1,143 Chefs' Warehouse, Inc. (The)* 67,951
3,565 Costco Wholesale Corp. 3,552,273
3,569 Dollar General Corp. 423,747
4,041 Dollar Tree, Inc.* 442,530
3,290 Grocery Outlet Holding Corp.* 23,194
613 Ingles Markets, Inc., Class A 55,103
20,219 Kroger Co. (The) 1,463,047
5,908 Maplebear, Inc.* 221,314
1,320 Natural Grocers by Vitamin Cottage, Inc. 34,122
4,324 Performance Food Group Co.* 370,394
896 PriceSmart, Inc. 134,848
2,972 Sprouts Farmers Market, Inc.* 229,230
8,142 Sysco Corp. 580,769
8,897 Target Corp. 1,078,316
2,137 United Natural Foods, Inc.* 96,293
7,588 US Foods Holding Corp.* 699,689
738 Village Super Market, Inc., Class A 31,166
36,159 Walmart, Inc. 4,493,841
857 Weis Markets, Inc. 58,610
15,463,687
Containers & Packaging (0.5%):
10,859 Amcor PLC 431,645
1,453 AptarGroup, Inc. 183,107
14,926 Ardagh Metal Packaging SA 60,450
2,277 Avery Dennison Corp. 393,192
6,941 Ball Corp. 410,283
4,073 Crown Holdings, Inc. 408,318
12,138 Graphic Packaging Holding Co. 120,652
930 Greif, Inc., Class A 62,375
710 Greif, Inc., Class B^ 62,153
6,807 International Paper Co. 243,010
1,253 Myers Industries, Inc. 26,539
5,191 O-I Glass, Inc.* 54,558
2,974 Packaging Corp. of America 631,142
2,874 Silgan Holdings, Inc. 111,511
10,188 Smurfit WestRock plc 405,992
2,731 Sonoco Products Co. 147,720
1,718 TriMas Corp. 61,745
3,814,392
Distributors (0.1%):
3,656 Genuine Parts Co. 386,622
981 Gold.com, Inc. 39,318
7,407 LKQ Corp. 217,544
795 Pool Corp. 160,852

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Distributors, continued
811 Weyco Group, Inc. $ 25,993
830,329
Diversified Consumer Services (0.3%):
30,080 ADT, Inc. 197,625
541 American Public Education, Inc.* 30,772
1,437 Bright Horizons Family Solutions, Inc.* 118,021
418 Carriage Services, Inc., Class A 19,086
5,672 Chegg, Inc.* 4,205
1,590 Coursera, Inc.* 9,254
1,050 Covista, Inc.* 121,012
5,284 Driven Brands Holdings, Inc.* 66,631
510 Duolingo, Inc.* 50,271
2,016 Frontdoor, Inc.* 106,566
112 Graham Holdings Co., Class B 118,413
859 Grand Canyon Education, Inc.* 146,056
1,825 H&R Block, Inc. 57,925
5,415 Laureate Education, Inc., Class A* 188,659
1,139 Liberty Live Holdings, Inc., Class A* 104,378
2,653 Liberty Live Holdings, Inc., Class C* 249,674
919 Matthews International Corp., Class A 23,728
7,888 Mister Car Wash, Inc.* 54,979
2,352 OneSpaWorld Holdings, Ltd. 53,978
2,522 Perdoceo Education Corp. 93,844
3,911 Service Corp. International 322,697
1,012 Strategic Education, Inc. 83,955
1,470 Stride, Inc.* 129,610
1,696 Universal Technical Institute, Inc.* 61,226
2,412,565
Diversified Telecommunication Services (1.2%):
398 Anterix, Inc.* 15,200
1,035 AST SpaceMobile, Inc., Class A* 85,770
87,671 AT&T, Inc. 2,541,582
461 ATN International, Inc. 12,548
65,959 Comcast Corp., Class A 1,893,683
66 GCI Liberty, Inc., Class A* 2,432
1,147 GCI Liberty, Inc., Class C* 42,680
1,080 IDT Corp., Class B 53,028
3,924 Iridium Communications, Inc. 108,852
7,752 Liberty Global, Ltd., Class A* 93,722
7,480 Liberty Global, Ltd., Class C* 87,740
1,489 Liberty Latin America, Ltd., Class A* 12,865
4,461 Liberty Latin America, Ltd., Class C* 39,346
4,963 Lumen Technologies, Inc.* 34,493
1,333 Shenandoah Telecommunications Co. 20,555
78,468 Verizon Communications, Inc. 3,939,094
8,983,590
Electric Utilities (1.4%):
5,415 Alliant Energy Corp. 388,580
5,478 American Electric Power Co., Inc. 718,056
2,679 Constellation Energy Corp. 748,111
6,160 Duke Energy Corp. 806,590
3,534 Edison International 258,618
4,529 Entergy Corp. 508,878
4,917 Evergy, Inc. 402,801
4,109 Eversource Energy 284,672
10,064 Exelon Corp. 493,337
6,290 FirstEnergy Corp. 318,651
Shares Value
Common Stocks, continued
Electric Utilities, continued
1,272 Genie Energy, Ltd., Class B $ 17,986
1,318 Hawaiian Electric Industries, Inc.* 19,559
1,110 IDACORP, Inc. 158,697
1,002 MGE Energy, Inc. 77,445
15,262 NextEra Energy, Inc. 1,417,535
3,549 NRG Energy, Inc. 518,651
4,688 OGE Energy Corp. 224,836
486 Oklo, Inc., Class A* 24,101
974 Otter Tail Corp. 85,488
17,484 PG&E Corp. 307,194
2,502 Pinnacle West Capital Corp. 252,076
1,932 Portland General Electric Co. 101,952
7,714 PPL Corp. 294,675
8,776 Southern Co. (The) 847,060
989 TXNM Energy, Inc. 57,817
6,267 Xcel Energy, Inc. 497,850
9,831,216
Electrical Equipment (1.2%):
882 Acuity, Inc. 247,154
424 Allient, Inc. 25,054
3,420 AMETEK, Inc. 733,111
1,088 Atkore, Inc. 64,094
3,238 Bloom Energy Corp., Class A* 438,717
2,230 Eaton Corp. plc 797,604
4,723 Emerson Electric Co. 618,807
1,312 EnerSys 227,921
326 FuelCell Energy, Inc.* 2,129
1,473 GE Vernova, Inc. 1,285,782
1,272 Generac Holdings, Inc.* 248,460
1,006 Hubbell, Inc., Class B 493,684
1,831 LSI Industries, Inc. 34,057
3,753 Nextpower, Inc., Class A* 452,424
4,152 nVent Electric plc 491,099
14,602 Plug Power, Inc.* 33,001
343 Powell Industries, Inc. 185,590
300 Preformed Line Products Co. 81,225
1,493 Regal Rexnord Corp. 279,579
1,242 Rockwell Automation, Inc. 445,729
2,405 Sensata Technologies Holding plc 84,704
3,376 Shoals Technologies Group, Inc., Class A* 22,214
3,407 Sunrun, Inc.* 46,199
1,298 Thermon Group Holdings, Inc.* 65,419
4,043 Vertiv Holdings Co., Class A 1,013,095
604 Vicor Corp.* 97,244
8,514,096
Electronic Equipment, Instruments & Components (1.5%):
825 Advanced Energy Industries, Inc. 266,236
10,454 Amphenol Corp., Class A 1,320,863
1,518 Arrow Electronics, Inc.* 217,696
2,768 Avnet, Inc. 170,564
592 Badger Meter, Inc. 90,191
550 Bel Fuse, Inc., Class B 108,889
1,156 Belden, Inc. 132,744
1,054 Benchmark Electronics, Inc. 59,087
2,087 CDW Corp. 252,569
800 Climb Global Solutions, Inc. 15,856
1,563 Cognex Corp. 76,571
2,596 Coherent Corp.* 618,393

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
6,928 Corning, Inc. $ 942,000
1,712 Crane NXT Co. 69,490
1,231 CTS Corp. 58,793
2,838 Daktronics, Inc.* 55,483
1,053 ePlus, Inc. 79,238
642 Fabrinet* 334,816
9,796 Flex, Ltd.* 641,246
640 Frequency Electronics, Inc.* 28,326
430 Insight Enterprises, Inc.* 28,814
1,251 IPG Photonics Corp.* 143,352
1,409 Itron, Inc.* 126,289
2,373 Jabil, Inc. 630,340
1,915 Keysight Technologies, Inc.* 540,739
1,603 Kimball Electronics, Inc.* 37,975
3,669 Knowles Corp.* 94,220
415 Littelfuse, Inc. 140,830
1,471 Methode Electronics, Inc. 8,120
6,599 Mirion Technologies, Inc., Class A* 122,675
1,008 Napco Security Technologies, Inc. 39,705
373 Novanta, Inc.* 44,055
594 OSI Systems, Inc.* 157,713
1,121 PC Connection, Inc. 65,534
785 Plexus Corp.* 158,994
2,063 Ralliant Corp. 85,800
581 Rogers Corp.* 62,359
1,738 Sanmina Corp.* 225,314
738 ScanSource, Inc.* 26,789
1,892 TD SYNNEX Corp. 319,199
4,280 TE Connectivity plc 894,606
668 Teledyne Technologies, Inc.* 404,147
4,437 TTM Technologies, Inc.* 432,253
3,058 Vishay Intertechnology, Inc. 55,044
5,158 Vontier Corp. 182,954
1,123 Zebra Technologies Corp.* 234,797
10,801,668
Energy Equipment & Services (0.8%):
5,227 Archrock, Inc. 181,900
3,346 Atlas Energy Solutions, Inc. 43,900
14,053 Baker Hughes Co., Class A 857,936
519 Bristow Group, Inc. 24,336
1,828 Cactus, Inc., Class A 86,592
1,337 Core Laboratories, Inc. 22,448
562 DMC Global, Inc.* 2,928
1,095 Expro Group Holdings NV* 19,064
1,078 Expro Group Holdings NV, ADR* 18,768
306 Forum Energy Technologies, Inc.* 17,950
760 Geospace Technologies Corp.* 9,272
15,178 Halliburton Co. 591,790
5,456 Helix Energy Solutions Group, Inc.* 53,960
2,507 Helmerich & Payne, Inc. 90,327
1,028 Innovex International, Inc.* 25,073
3,291 Kodiak Gas Services, Inc. 191,931
6,339 Liberty Energy, Inc., Class A 182,563
1,436 Mammoth Energy Services, Inc.* 3,518
935 Natural Gas Services Group, Inc. 35,287
2,249 Noble Corp PLC 110,358
6,806 NOV, Inc. 128,021
2,644 Oceaneering International, Inc.* 93,783
3,066 Oil States International, Inc.* 35,688
Shares Value
Common Stocks, continued
Energy Equipment & Services, continued
3,281 ProPetro Holding Corp.* $ 47,279
3,679 RPC, Inc. 26,047
493 SEACOR Marine Holdings, Inc.* 3,530
1,954 Seadrill, Ltd.* 88,907
3,974 Select Water Solutions, Inc., Class A 60,802
17,292 SLB, Ltd. 888,636
762 Solaris Oilfield Infrastructure, Inc., Class A 43,061
11,940 TechnipFMC plc 825,412
4,086 TETRA Technologies, Inc.* 34,813
1,878 Tidewater, Inc.* 156,907
21,064 Transocean, Ltd.* 139,654
1,518 Valaris, Ltd.* 148,825
2,446 Weatherford International plc 231,343
5,522,609
Entertainment (1.3%):
247 Atlanta Braves Holdings, Inc.* 11,646
1,311 Atlanta Braves Holdings, Inc., ADR, Class C* 55,980
4,218 Cinemark Holdings, Inc. 120,297
3,641 Electronic Arts, Inc. 742,291
2,003 IMAX Corp.* 76,134
619 Liberty Media Corp.-Liberty Formula One, Class A* 48,331
2,832 Liberty Media Corp.-Liberty Formula One, Class C* 240,777
6,794 Lionsgate Studios Corp.* 65,154
2,986 Live Nation Entertainment, Inc.* 455,395
894 Madison Square Garden Entertainment Corp.* 52,666
1,459 Marcus Corp. (The) 25,051
39,517 Netflix, Inc.* 3,799,560
3,096 ROBLOX Corp., Class A* 175,110
3,328 Roku, Inc.* 314,895
894 Sphere Entertainment Co.* 104,956
783 Spotify Technology SA* 379,685
452 Starz Entertainment Corp.* 5,198
1,221 Take-Two Interactive Software, Inc.* 241,147
547 TKO Group Holdings, Inc., Class A 110,303
15,393 Walt Disney Co. (The) 1,483,577
38,783 Warner Bros Discovery, Inc.* 1,064,981
3,625 Warner Music Group Corp., Class A 92,582
9,665,716
Financial Services (3.3%):
3,675 Affirm Holdings, Inc., Class A* 168,388
3,381 Apollo Global Management, Inc. 376,711
16,012 Berkshire Hathaway, Inc., Class B* 7,672,950
6,310 Block, Inc.* 379,736
2,687 Cantaloupe, Inc.* 29,046
687 Cass Information Systems, Inc. 30,242
22,159 Corebridge Financial, Inc. 528,714
1,715 Corpay, Inc.* 499,048
2,817 Enact Holdings, Inc. 114,962
5,674 Equitable Holdings, Inc. 210,562
3,314 Essent Group, Ltd. 193,670
1,694 Euronet Worldwide, Inc.* 112,431
1,053 EVERTEC, Inc. 29,716
403 Federal Agricultural Mortgage Corp., Class C 59,785
7,974 Fidelity National Information Services, Inc. 374,060
5,587 Fiserv, Inc.* 311,755
2,700 Flywire Corp.* 31,428
4,256 Global Payments, Inc. 286,429
1,320 International Money Express, Inc.* 20,856

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Financial Services, continued
2,069 Jack Henry & Associates, Inc. $ 326,985
2,670 Jackson Financial, Inc., Class A 282,272
11,557 Marqeta, Inc., Class A* 47,152
8,862 Mastercard, Inc., Class A 4,427,987
1,982 Merchants Bancorp 85,048
8,579 MGIC Investment Corp. 225,199
1,800 NCR Atleos Corp.* 78,444
3,107 NMI Holdings, Inc.* 116,544
465 Onity Group, Inc.* 18,260
1,242 Paymentus Holdings, Inc., Class A* 31,547
8,549 Payoneer Global, Inc.* 41,292
14,238 PayPal Holdings, Inc. 643,985
1,468 Paysafe, Ltd.* 9,997
1,903 PennyMac Financial Services, Inc. 166,322
4,334 Radian Group, Inc. 143,369
4,683 Remitly Global, Inc.* 73,383
3,168 Repay Holdings Corp., Class A* 8,237
14,005 Rocket Cos., Inc., Class A* 199,571
3,907 Toast, Inc., Class A* 103,575
1,200 Velocity Financial, Inc.* 21,708
16,206 Visa, Inc., Class A 4,898,101
2,716 Voya Financial, Inc. 185,557
859 Walker & Dunlop, Inc. 38,122
728 Waterstone Financial, Inc. 13,126
13,449 Western Union Co. (The) 117,410
1,064 WEX, Inc.* 162,834
23,896,516
Food Products (0.9%):
6,678 Archer-Daniels-Midland Co. 485,424
2,035 B&G Foods, Inc.^ 9,788
3,050 Bunge Global SA 387,960
270 Calavo Growers, Inc. 6,963
1,746 Cal-Maine Foods, Inc. 138,196
7,417 Campbell's Company (The)^ 165,177
10,194 Conagra Brands, Inc. 160,250
2,669 Darling Ingredients, Inc.* 165,078
3,515 Dole PLC 50,229
1,004 Farmer Bros. Co.* 1,275
4,611 Flowers Foods, Inc. 37,580
2,403 Fresh Del Monte Produce, Inc. 96,745
585 Freshpet, Inc.* 34,492
12,544 General Mills, Inc. 466,888
2,250 Hain Celestial Group, Inc. (The)* 1,570
2,333 Hershey Co. (The) 485,007
11,394 Hormel Foods Corp. 258,074
2,239 Ingredion, Inc. 252,246
518 J & J Snack Foods Corp. 41,062
3,057 JM Smucker Co. (The) 294,817
300 John B Sanfilippo & Son, Inc. 23,799
14,999 Kraft Heinz Co. (The) 337,327
4,902 Lamb Weston Holdings, Inc. 207,158
916 Marzetti Company (The) 126,710
4,436 McCormick & Co., Inc. 223,752
778 McCormick & Co., Inc. (Maryland) 39,196
3,145 Mission Produce, Inc.* 43,275
13,015 Mondelez International, Inc., Class A 750,185
4,602 Pilgrim's Pride Corp. 173,771
1,982 Post Holdings, Inc.* 195,940
29 Seaboard Corp. 163,967
Shares Value
Common Stocks, continued
Food Products, continued
266 Seneca Foods Corp., Class A* $ 40,198
3,683 Simply Good Foods Co. (The)* 52,851
1,171 Tootsie Roll Industries, Inc. 50,030
4,785 Tyson Foods, Inc., Class A 306,575
1,200 Utz Brands, Inc. 9,504
1,400 Vital Farms, Inc.* 19,768
6,302,827
Gas Utilities (0.2%):
1,639 Atmos Energy Corp. 302,756
685 Chesapeake Utilities Corp. 86,563
6,133 MDU Resources Group, Inc. 127,076
2,460 National Fuel Gas Co. 231,142
3,823 New Jersey Resources Corp. 209,959
1,466 Northwest Natural Holding Co. 78,020
1,398 ONE Gas, Inc. 120,410
232 RGC Resources, Inc. 5,116
1,409 Southwest Gas Holdings, Inc. 122,442
1,483 Spire, Inc. 134,271
4,746 UGI Corp. 172,849
1,590,604
Ground Transportation (1.1%):
627 ArcBest Corp. 61,672
838 Covenant Logistics Group, Inc., Class A 22,752
39,810 CSX Corp. 1,634,200
1,925 Heartland Express, Inc. 20,020
14,347 Hertz Global Holdings, Inc.*^ 66,140
3,264 JB Hunt Transport Services, Inc. 691,642
4,007 Knight-Swift Transportation Holdings, Inc. 230,723
357 Landstar System, Inc. 57,231
2,625 Lyft, Inc., Class A* 34,912
3,042 Marten Transport, Ltd. 39,941
3,770 Norfolk Southern Corp. 1,081,990
2,306 Old Dominion Freight Line, Inc. 450,592
1,600 PAMT Corp.* 13,520
4,704 RXO, Inc.* 68,772
1,466 Ryder System, Inc. 300,105
378 Saia, Inc.* 132,784
3,510 Schneider National, Inc., Class B 92,523
11,865 Uber Technologies, Inc.* 853,449
670 U-Haul Holding Co., Class A*^ 32,013
5,327 U-Haul Holding Co., Class B 237,957
6,043 Union Pacific Corp. 1,466,153
1,564 Universal Logistics Holdings, Inc. 33,063
2,380 Werner Enterprises, Inc. 69,996
2,834 XPO, Inc.* 551,355
8,243,505
Health Care Equipment & Supplies (1.5%):
15,373 Abbott Laboratories 1,578,346
2,269 Accuray, Inc.* 881
1,146 Align Technology, Inc.* 196,459
912 AngioDynamics, Inc.* 10,369
1,619 Artivion, Inc.* 59,288
1,507 AtriCure, Inc.* 42,995
1,629 Avanos Medical, Inc.* 22,822
7,103 Baxter International, Inc. 119,330
3,952 Becton Dickinson & Co. 621,373
10,001 Boston Scientific Corp.* 627,563

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
1,408 CONMED Corp. $ 49,787
4,120 Cooper Cos., Inc. (The)* 294,580
4,674 DENTSPLY SIRONA, Inc. 54,218
4,104 Dexcom, Inc.* 257,731
4,976 Edwards Lifesciences Corp.* 398,478
994 Embecta Corp. 8,787
1,499 Enovis Corp.* 34,102
5,573 Envista Holdings Corp.* 141,387
5,900 GE HealthCare Technologies, Inc. 419,962
2,168 Globus Medical, Inc.* 186,795
1,277 Haemonetics Corp.* 71,972
612 ICU Medical, Inc.* 79,040
972 IDEXX Laboratories, Inc.* 546,157
433 Inogen, Inc.* 2,676
430 Inspire Medical Systems, Inc.* 22,179
1,321 Insulet Corp.* 277,199
979 Integer Holdings Corp.* 86,152
2,383 Integra LifeSciences Holdings Corp.* 22,448
1,854 Intuitive Surgical, Inc.* 854,675
400 iRadimed Corp. 38,504
1,570 Lantheus Holdings, Inc.* 119,085
619 LeMaitre Vascular, Inc. 67,576
725 LENSAR, Inc.* 4,321
983 LivaNova plc* 62,479
355 Masimo Corp.* 63,144
11,419 Medtronic plc 989,456
1,592 Merit Medical Systems, Inc.* 109,737
6,551 Neogen Corp.* 60,859
1,974 Omnicell, Inc.* 65,892
2,205 OraSure Technologies, Inc.* 6,615
825 Orthofix Medical, Inc.* 9,463
1,309 OrthoPediatrics Corp.* 20,774
616 Penumbra, Inc.* 202,276
1,798 QuidelOrtho Corp.* 29,541
1,711 ResMed, Inc. 384,085
1,128 Solventum Corp.* 73,658
1,569 STAAR Surgical Co.* 29,340
1,554 STERIS plc 343,636
2,172 Stryker Corp. 713,698
749 Teleflex, Inc. 89,588
284 TransMedics Group, Inc.* 28,232
193 UFP Technologies, Inc.* 37,365
227 Utah Medical Products, Inc. 14,072
1,100 Varex Imaging Corp.* 11,671
3,451 Zimmer Biomet Holdings, Inc. 312,039
10,974,857
Health Care Providers & Services (1.8%):
2,574 Acadia Healthcare Co., Inc.* 60,206
2,580 Accendra Health, Inc.* 5,882
5,283 AdaptHealth Corp., Class A* 62,868
643 Addus HomeCare Corp.* 60,217
730 AMN Healthcare Services, Inc.* 13,388
1,845 Astrana Health, Inc.* 45,239
1,805 Brightspring Health Services, Inc.* 76,911
9,264 Brookdale Senior Living, Inc.* 126,732
2,608 Cardinal Health, Inc. 551,096
431 Castle Biosciences, Inc.* 10,581
2,782 Cencora, Inc. 873,937
7,987 Centene Corp.* 261,494
Shares Value
Common Stocks, continued
Health Care Providers & Services, continued
369 Chemed Corp. $ 139,386
3,164 Cigna Group (The) 843,997
5,028 Community Health Systems, Inc.* 14,782
4,538 Concentra Group Holdings Parent, Inc. 97,340
1,197 CorVel Corp.* 65,416
1,732 Cross Country Healthcare, Inc.* 16,281
11,586 CVS Health Corp. 832,107
1,379 DaVita, Inc.* 211,939
2,819 Elevance Health, Inc. 825,262
3,066 Encompass Health Corp. 296,574
1,271 Enhabit, Inc.* 17,908
1,695 Ensign Group, Inc. (The) 341,542
790 Fulgent Genetics, Inc.* 12,561
435 Genedx Holdings Corp.* 27,936
451 Guardant Health, Inc.* 41,659
1,288 HCA Healthcare, Inc. 609,533
2,271 HealthEquity, Inc.* 189,787
3,879 Henry Schein, Inc.* 285,882
1,734 Humana, Inc. 300,658
1,529 InfuSystem Holdings, Inc.* 14,113
1,601 Labcorp Holdings, Inc. 427,163
1,629 Lifestance Health Group, Inc.* 10,377
1,005 McKesson Corp. 869,687
1,384 Molina Healthcare, Inc.* 184,487
575 National HealthCare Corp. 91,828
819 National Research Corp. 13,907
2,819 NeoGenomics, Inc.* 20,917
10,235 OPKO Health, Inc.* 11,668
5,126 Option Care Health, Inc.* 137,992
259 Pacs Group, Inc.* 8,319
4,528 Pediatrix Medical Group, Inc.* 96,854
792 Pennant Group, Inc. (The)* 24,140
3,140 Privia Health Group, Inc.* 64,590
2,024 Progyny, Inc.* 34,368
2,702 Quest Diagnostics, Inc. 529,538
2,093 RadNet, Inc.* 116,978
5,624 Select Medical Holdings Corp. 91,615
3,605 Surgery Partners, Inc.* 42,972
2,980 Tenet Healthcare Corp.* 562,356
7,136 UnitedHealth Group, Inc. 1,930,930
1,596 Universal Health Services, Inc., Class B 285,636
542 US Physical Therapy, Inc. 40,628
12,930,164
Health Care Technology (0.1%):
447 American Well Corp., Class A* 2,351
5,067 Certara, Inc.* 28,882
3,003 Definitive Healthcare Corp., Class A* 3,694
2,865 Doximity, Inc., Class A* 66,755
3,122 Evolent Health, Inc., Class A* 7,118
3,097 GoodRx Holdings, Inc., Class A* 6,070
1,056 Health Catalyst, Inc.* 1,341
1,357 HealthStream, Inc. 28,104
1,588 Phreesia, Inc.* 13,307
859 Schrodinger, Inc.* 9,758
394 Simulations Plus, Inc.* 4,657
5,449 Teladoc Health, Inc.* 29,697
339 TruBridge, Inc.* 4,963

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Health Care Technology, continued
1,445 Veeva Systems, Inc., Class A* $ 253,829
460,526
Hotels, Restaurants & Leisure (1.8%):
2,344 Airbnb, Inc., Class A* 296,000
6,558 Aramark 265,861
6 Biglari Holdings, Inc., Class A* 10,456
67 Biglari Holdings, Inc., Class B* 22,083
1,126 BJ's Restaurants, Inc.* 39,523
4,525 Bloomin' Brands, Inc. 24,435
267 Booking Holdings, Inc. 1,124,155
1,059 Boyd Gaming Corp. 87,029
992 Brinker International, Inc.* 141,628
3,815 Caesars Entertainment, Inc.* 100,830
19,031 Carnival Corp. 492,522
697 Cava Group, Inc.* 56,387
1,507 Cheesecake Factory, Inc. (The) 82,508
12,672 Chipotle Mexican Grill, Inc., Class A* 405,631
867 Choice Hotels International, Inc.^ 89,734
1,209 Churchill Downs, Inc. 108,604
718 Cracker Barrel Old Country Store, Inc.^ 20,183
1,966 Darden Restaurants, Inc. 385,415
1,810 Dave & Buster's Entertainment, Inc.* 19,602
362 Dine Brands Global, Inc. 9,499
703 Domino's Pizza, Inc. 252,229
1,751 DoorDash, Inc., Class A* 262,913
2,413 Dutch Bros, Inc., Class A* 122,243
1,288 El Pollo Loco Holdings, Inc.* 17,852
1,754 Expedia Group, Inc. 404,981
2,093 First Watch Restaurant Group, Inc.* 21,935
315 Flutter Entertainment plc, Class DI* 32,114
4,503 Global Business Travel Group I* 25,127
2,695 Hilton Grand Vacations, Inc.* 105,428
2,425 Hilton Worldwide Holdings, Inc. 737,394
789 Hyatt Hotels Corp., Class A 113,450
6,834 Krispy Kreme, Inc. 23,167
7,352 Las Vegas Sands Corp. 396,126
7,924 Life Time Group Holdings, Inc.* 213,473
1,822 Marriott International, Inc., Class A 595,922
1,169 Marriott Vacations Worldwide Corp. 76,125
5,849 McDonald's Corp. 1,817,811
1,328 MGM Resorts International* 49,149
126 Nathan's Famous, Inc. 12,692
16,062 Norwegian Cruise Line Holdings, Ltd.* 300,359
4,460 Penn Entertainment, Inc.* 67,034
2,100 Planet Fitness, Inc., Class A* 156,198
1,003 Pursuit Attractions and Hospitality, Inc.* 36,740
2,722 Royal Caribbean Cruises, Ltd. 749,040
778 Shake Shack, Inc., Class A* 68,830
9,057 Starbucks Corp. 811,417
4,289 Sweetgreen, Inc., Class A* 22,260
1,788 Texas Roadhouse, Inc., Class A 295,270
1,860 Travel + Leisure Co. 128,693
819 United Parks & Resorts, Inc.* 26,749
504 Vail Resorts, Inc. 64,673
7,813 Wendy's Co. (The)^ 54,300
173 Wingstop, Inc. 26,810
2,059 Wyndham Hotels & Resorts, Inc. 167,253
2,432 Wynn Resorts, Ltd. 246,970
Shares Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
2,756 Yum! Brands, Inc. $ 428,503
12,713,315
Household Durables (0.7%):
906 Beazer Homes USA, Inc.* 17,431
216 Cavco Industries, Inc.* 104,607
1,260 Century Communities, Inc. 72,299
864 Champion Homes, Inc.* 64,256
4,664 D.R. Horton, Inc. 639,994
1,479 Dream Finders Homes, Inc., Class A* 20,588
1,530 Ethan Allen Interiors, Inc. 34,058
431 Flexsteel Industries, Inc. 19,369
2,847 Garmin, Ltd. 660,533
2,761 GoPro, Inc., Class A* 2,126
1,329 Green Brick Partners, Inc.* 85,654
996 Helen of Troy, Ltd.* 14,362
500 Hooker Furnishings Corp. 6,440
145 Hovnanian Enterprises, Inc., Class A* 16,082
619 Installed Building Products, Inc. 164,128
971 KB Home 50,249
2,050 La-Z-Boy, Inc., Class Z 65,887
900 Legacy Housing Corp.* 18,387
4,316 Leggett & Platt, Inc. 42,642
2,851 Lennar Corp., Class A 247,581
119 Lennar Corp., Class B^ 10,010
663 LGI Homes, Inc.* 26,208
1,017 Lifetime Brands, Inc.^ 5,838
233 M/I Homes, Inc.* 28,531
374 Meritage Homes Corp. 23,128
1,935 Mohawk Industries, Inc.* 190,520
11,047 Newell Brands, Inc. 37,891
87 NVR, Inc.* 573,315
3,574 PulteGroup, Inc. 420,338
3,423 SharkNinja, Inc.* 362,496
4,489 Somnigroup International, Inc. 331,827
3,435 Taylor Morrison Home Corp., Class A* 200,054
2,550 Toll Brothers, Inc. 347,999
977 TopBuild Corp.* 343,220
1,146 Tri Pointe Homes, Inc.* 53,553
320 Universal Electronics, Inc.* 1,318
1,846 Whirlpool Corp.^ 99,536
5,402,455
Household Products (0.8%):
2,328 Central Garden & Pet Co., Class A* 75,474
3,717 Church & Dwight Co., Inc. 346,870
1,579 Clorox Co. (The) 163,632
9,263 Colgate-Palmolive Co. 789,485
2,927 Energizer Holdings, Inc. 48,061
5,064 Kimberly-Clark Corp. 488,524
666 Oil-Dri Corp. of America 43,350
24,399 Procter & Gamble Co. (The) 3,524,192
3,003 Reynolds Consumer Products, Inc. 63,604
1,363 Spectrum Brands Holdings, Inc. 100,453
245 WD-40 Co. 49,965
5,693,610
Independent Power and Renewable Electricity Producers
(0.2%):
6,117 AES Corp. (The) 86,189

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Independent Power and Renewable Electricity Producers,
continued
1,323 Clearway Energy, Inc., Class A $ 51,822
2,426 Clearway Energy, Inc., Class C 95,318
2,097 Ormat Technologies, Inc. 234,696
124 Talen Energy Corp.* 39,584
5,834 Vistra Corp. 877,025
1,384,634
Industrial Conglomerates (0.3%):
7,481 3M Co. 1,086,465
6,327 Honeywell International, Inc. 1,430,092
2,516,557
Insurance (3.0%):
7,215 Aflac, Inc. 791,558
4,245 Allstate Corp. (The) 880,158
1,900 American Coastal Insurance Corp. 21,375
2,691 American Financial Group, Inc. 343,668
8,219 American International Group, Inc. 618,480
745 AMERISAFE, Inc. 24,831
2,472 Aon plc, Class A 797,912
5,909 Arch Capital Group, Ltd.* 567,205
2,117 Arthur J. Gallagher & Co. 458,500
1,586 Assurant, Inc. 345,447
1,849 Assured Guaranty, Ltd. 150,656
2,923 Axis Capital Holdings, Ltd. 296,421
1,546 Baldwin Insurance Group, Inc. (The), Class A* 33,919
2,229 Brighthouse Financial, Inc.* 133,472
4,389 Brown & Brown, Inc. 286,207
3,337 Chubb, Ltd. 1,087,628
2,244 Cincinnati Financial Corp. 353,093
2,176 Citizens, Inc., Class A* 10,945
2,783 CNO Financial Group, Inc. 114,270
895 Crawford & Co., Class A 8,923
2,354 Crawford & Co., Class B 23,870
1,631 Donegal Group, Inc., Class A 28,021
800 eHealth, Inc.* 1,032
1,144 Employers Holdings, Inc. 47,064
377 Erie Indemnity Co., Class A 94,744
851 Everest Group, Ltd. 278,149
2,136 F&G Annuities & Life, Inc. 54,083
1,285 Fidelis Insurance Holdings, Ltd. 24,556
7,502 Fidelity National Financial, Inc. 347,943
3,923 First American Financial Corp. 236,518
12,514 Genworth Financial, Inc., Class A* 101,614
2,633 Globe Life, Inc. 366,435
318 Goosehead Insurance, Inc., Class A* 13,566
2,383 Greenlight Capital Re, Ltd., Class A* 41,202
1,122 Hanover Insurance Group, Inc. (The) 194,499
6,821 Hartford Insurance Group, Inc. (The) 922,404
397 HCI Group, Inc. 61,380
387 Heritage Insurance Holdings, Inc.* 10,159
802 Hippo Holdings, Inc.* 20,900
1,991 Horace Mann Educators Corp. 84,976
153 Investors Title Co. 33,253
1,185 James River Group Holdings, Inc. 7,465
2,388 Kemper Corp. 72,977
277 Kestrel Group, Ltd.* 2,992
585 Kinsale Capital Group, Inc. 199,871
6,606 Lincoln National Corp. 234,513
Shares Value
Common Stocks, continued
Insurance, continued
4,808 Loews Corp. $ 513,206
209 Markel Group, Inc.* 400,041
4,975 Marsh & McLennan Cos., Inc. 862,914
2,244 Mercury General Corp. 197,809
15,497 MetLife, Inc. 1,095,948
5,949 Old Republic International Corp. 237,365
2,416 Oscar Health, Inc., Class A* 27,711
906 Palomar Holdings, Inc.* 108,267
1,275 Primerica, Inc. 319,362
6,512 Principal Financial Group, Inc. 586,796
6,184 Progressive Corp. (The) 1,225,916
4,772 Prudential Financial, Inc. 466,177
1,386 Reinsurance Group of America, Inc. 282,966
1,121 RenaissanceRe Holdings, Ltd. 333,195
2,751 RLI Corp. 156,917
825 Safety Insurance Group, Inc. 59,928
1,539 Selective Insurance Group, Inc. 116,025
11,528 Selectquote, Inc.* 7,257
5,145 SiriusPoint, Ltd.* 110,823
1,533 Skyward Specialty Insurance Group, Inc.* 66,961
876 Stewart Information Services Corp. 53,944
1,767 Tiptree, Inc. 29,898
6,501 Travelers Cos., Inc. (The) 1,896,212
1,346 Trupanion, Inc.* 34,471
728 United Fire Group, Inc. 26,980
1,869 Universal Insurance Holdings, Inc. 63,845
3,844 Unum Group 280,727
6,035 W R Berkley Corp. 400,000
98 White Mountains Insurance Group, Ltd. 215,302
2,272 Willis Towers Watson plc 660,470
21,666,287
Interactive Media & Services (5.4%):
49,552 Alphabet, Inc., Class A 14,249,173
39,761 Alphabet, Inc., Class C 11,405,840
1,991 Bumble, Inc., Class A* 6,491
2,229 Cargurus, Inc., Class A* 75,897
1,955 Cars.com, Inc.* 15,875
2,881 DHI Group, Inc.* 8,096
5,463 Match Group, Inc. 167,769
21,927 Meta Platforms, Inc., Class A 12,545,094
7,936 Pinterest, Inc., Class A* 145,546
1,563 QuinStreet, Inc.* 18,772
212 Reddit, Inc., Class A* 28,546
764 Shutterstock, Inc. 12,690
11,369 Snap, Inc., Class A* 52,297
1,344 Travelzoo* 7,956
2,345 TripAdvisor, Inc.* 24,998
1,315 Yelp, Inc., Class A* 32,533
664 Zedge, Inc., Class B 1,946
830 Ziff Davis, Inc.* 34,827
7,176 ZoomInfo Technologies, Inc., Class A* 42,912
38,877,258
IT Services (1.0%):
6,511 Accenture plc, Class A 1,291,066
3,287 Akamai Technologies, Inc.* 377,512
3,327 Amdocs, Ltd. 217,120
726 ASGN, Inc.* 28,103
1,430 Cloudflare, Inc., Class A* 295,066

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
IT Services, continued
7,395 Cognizant Technology Solutions Corp., Class A $ 453,683
1,925 DigitalOcean Holdings, Inc.* 165,127
6,069 DXC Technology Co.* 76,287
943 EPAM Systems, Inc.* 127,682
4,318 Fastly, Inc., Class A* 125,481
772 Gartner, Inc.* 122,239
452 Globant SA* 20,842
2,021 GoDaddy, Inc., Class A* 167,076
2,548 Grid Dynamics Holdings, Inc.* 14,524
1,357 Hackett Group, Inc. (The) 17,655
9,194 International Business Machines Corp. 2,228,534
8,303 Kyndryl Holdings, Inc.* 108,935
565 MongoDB, Inc., Class A* 138,295
4,264 Okta, Inc.* 335,619
918 Snowflake, Inc.* 138,453
3,495 Twilio, Inc., Class A* 439,741
2,221 Unisys Corp.* 4,597
964 VeriSign, Inc. 239,419
7,133,056
Leisure Products (0.1%):
2,019 Acushnet Holdings Corp. 188,736
895 American Outdoor Brands, Inc.* 8,359
1,271 Brunswick Corp. 92,478
4,498 Callaway Golf Co.* 62,432
2,100 Clarus Corp. 5,712
658 Escalade, Inc. 11,298
1,267 Funko, Inc., Class A* 3,991
2,284 Hasbro, Inc. 213,782
303 Johnson Outdoors, Inc., Class A 14,093
931 Malibu Boats, Inc., Class A* 24,132
662 Marine Products Corp. 4,813
451 MasterCraft Boat Holdings, Inc.* 9,250
8,550 Mattel, Inc.* 124,232
1,038 Polaris, Inc. 56,571
1,410 Smith & Wesson Brands, Inc. 20,205
593 Sturm Ruger & Co., Inc. 23,773
2,016 YETI Holdings, Inc.* 73,765
937,622
Life Sciences Tools & Services (0.8%):
237 10X Genomics, Inc., Class A* 5,031
6,251 Adaptive Biotechnologies Corp.* 86,764
4,073 Agilent Technologies, Inc. 464,240
12,039 Avantor, Inc.* 94,386
1,287 Azenta, Inc.*^ 27,194
1,634 BioLife Solutions, Inc.* 31,177
486 Bio-Rad Laboratories, Inc., Class A* 135,472
1,373 Bio-Techne Corp. 71,753
1,904 Bruker Corp. 68,772
882 Charles River Laboratories International, Inc.* 152,145
2,030 CryoPort, Inc.* 16,808
4,103 Danaher Corp. 777,929
2,171 Fortrea Holdings, Inc.* 20,451
157 ICON plc* 17,374
1,684 Illumina, Inc.* 207,570
3,609 IQVIA Holdings, Inc.* 615,479
4,035 Maravai LifeSciences Holdings, Inc., Class A* 11,419
521 Medpace Holdings, Inc.* 250,179
125 Mesa Laboratories, Inc. 11,052
Shares Value
Common Stocks, continued
Life Sciences Tools & Services, continued
186 Mettler-Toledo International, Inc.* $ 234,583
1,666 OmniAb, Inc.* 2,616
442 OmniAb, Inc. - Vesting 12.5*(a) —
442 OmniAb, Inc. - Vesting 15*(a) —
10,633 Pacific Biosciences of California, Inc.* 14,036
453 Quanterix Corp.* 1,594
852 Repligen Corp.* 100,383
2,408 Revvity, Inc. 210,965
3,826 Sotera Health Co.* 54,865
2,362 Thermo Fisher Scientific, Inc. 1,160,994
1,476 Waters Corp.* 439,553
920 West Pharmaceutical Services, Inc. 230,589
5,515,373
Machinery (2.8%):
7,267 3D Systems Corp.* 13,662
636 Aebi Schmidt Holding AG 6,176
2,553 AGCO Corp. 295,816
463 Alamo Group, Inc. 76,381
935 Albany International Corp., Class A 48,816
2,830 Allison Transmission Holdings, Inc. 331,280
1,018 Astec Industries, Inc. 54,809
1,512 Atmus Filtration Technologies, Inc. 85,836
837 Blue Bird Corp.* 47,533
4,640 Caterpillar, Inc. 3,287,254
790 CECO Environmental Corp.* 47,068
37,481 CNH Industrial NV 412,291
504 Columbus McKinnon Corp. 7,323
707 Commercial Vehicle Group, Inc.* 2,411
1,385 Crane Co. 236,835
2,371 Cummins, Inc. 1,275,645
2,262 Deere & Co. 1,274,185
2,768 Donaldson Co., Inc. 234,920
471 Douglas Dynamics, Inc. 19,824
2,002 Dover Corp. 417,317
475 Energy Recovery, Inc.* 4,783
1,760 Enerpac Tool Group Corp., Class A 64,187
563 Enpro, Inc. 141,116
1,850 Esab Corp. 178,821
809 ESCO Technologies, Inc. 227,628
1,605 Federal Signal Corp. 173,565
3,322 Flowserve Corp. 244,200
6,191 Fortive Corp. 342,238
1,334 Franklin Electric Co., Inc. 122,955
8,717 Gates Industrial Corp. plc* 197,091
889 Gencor Industries, Inc.* 13,335
606 Gorman-Rupp Co. (The) 37,651
4,017 Graco, Inc. 340,039
1,381 Greenbrier Cos., Inc. (The) 72,710
650 Helios Technologies, Inc. 42,062
4,909 Hillman Solutions Corp.* 40,843
490 Hurco Cos., Inc.* 7,208
896 Hyster-Yale, Inc. 29,129
1,133 IDEX Corp. 214,760
3,592 Illinois Tool Works, Inc. 934,962
4,211 Ingersoll Rand, Inc. 337,385
2,021 ITT, Inc. 385,061
363 Kadant, Inc. 106,123
3,109 Kennametal, Inc. 112,328
787 L.B. Foster Co., Class A* 21,957

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Machinery, continued
1,324 Lincoln Electric Holdings, Inc. $ 329,782
221 Lindsay Corp. 26,314
1,300 Luxfer Holdings plc 15,834
2,529 Manitowoc Co., Inc. (The)* 29,463
1,811 Middleby Corp. (The)* 240,102
285 Miller Industries, Inc. 12,982
2,816 Mueller Industries, Inc. 312,013
5,048 Mueller Water Products, Inc., Class A 138,770
1,258 NN, Inc.* 1,824
864 Nordson Corp. 229,876
158 Omega Flex, Inc. 4,904
2,234 Oshkosh Corp. 328,867
3,688 Otis Worldwide Corp. 284,271
6,245 PACCAR, Inc. 721,298
754 Parker-Hannifin Corp. 675,011
1,058 Park-Ohio Holdings Corp. 25,434
4,445 Pentair plc 387,204
1,150 Proto Labs, Inc.* 65,573
847 RBC Bearings, Inc.* 460,023
1,172 Snap-on, Inc. 425,694
1,395 SPX Technologies, Inc.* 278,916
232 Standex International Corp. 59,128
3,210 Stanley Black & Decker, Inc. 228,103
1,047 Symbotic, Inc., Class A* 55,700
537 Tennant Co. 35,657
2,923 Terex Corp. 172,749
1,565 Timken Co. (The) 157,392
3,046 Titan International, Inc.* 21,048
2,332 Toro Co. (The) 217,902
3,237 Trinity Industries, Inc. 104,167
1,855 Wabash National Corp. 15,990
858 Watts Water Technologies, Inc., Class A 249,069
2,391 Westinghouse Air Brake Technologies Corp. 597,535
1,232 Worthington Enterprises, Inc. 64,237
3,043 Xylem, Inc. 363,639
19,903,990
Marine Transportation (0.1%):
795 Costamare Bulkers Holdings, Ltd.* 12,299
3,979 Costamare, Inc. 67,245
1,300 Genco Shipping & Trading, Ltd. 29,315
1,113 Kirby Corp.* 147,895
1,014 Matson, Inc. 166,235
422,989
Media (0.5%):
386 Advantage Solutions, Inc.* 8,160
1,413 AMC Networks, Inc., Class A* 9,594
1,200 Boston Omaha Corp., Class A* 14,016
3,213 Charter Communications, Inc., Class A* 693,622
3,378 DoubleVerify Holdings, Inc.* 32,091
2,167 EchoStar Corp., Class A* 253,691
4,792 Entravision Communications Corp., Class A 14,232
2,931 EW Scripps Co. (The), Class A* 10,903
3,424 Fox Corp., Class A 199,962
4,178 Fox Corp., Class B 221,852
2,099 John Wiley & Sons, Inc., Class A 79,972
334 Liberty Broadband Corp., Class A* 16,774
4,052 Liberty Broadband Corp., Class C* 203,816
3,830 Magnite, Inc.* 45,500
Shares Value
Common Stocks, continued
Media, continued
131 Marchex, Inc., Class B* $ 203
4,622 New York Times Co. (The), Class A 387,000
8,845 News Corp., Class A 220,506
5,387 News Corp., Class B 153,583
1,195 Nexstar Media Group, Inc., Class A 216,092
10,291 Omnicom Group, Inc. 775,015
8,141 Paramount Skydance Corp., Class B^ 73,432
1,353 Scholastic Corp. 52,848
1,768 Sinclair, Inc. 22,878
1,471 Sirius XM Holdings, Inc. 33,951
4,755 Stagwell, Inc., Class A* 29,909
1,890 TechTarget, Inc.* 7,333
1,103 Thryv Holdings, Inc.* 3,022
2,390 Trade Desk, Inc. (The), Class A* 54,229
7,573 USA TODAY Co., Inc.* 53,390
2,638 Versant Media Group, Inc. 97,659
3,985,235
Metals & Mining (0.9%):
4,652 Alcoa Corp. 308,567
438 Alpha Metallurgical Resources, Inc.* 89,908
799 Ampco-Pittsburgh Corp.* 5,369
3,215 Century Aluminum Co.* 188,688
6,342 Cleveland-Cliffs, Inc.* 53,590
18,225 Coeur Mining, Inc.* 342,083
3,541 Commercial Metals Co. 217,524
2,118 Compass Minerals International, Inc.* 49,455
7,664 Ferroglobe plc 31,576
841 Fortitude Gold Corp. 4,171
12,627 Freeport-McMoRan, Inc. 742,215
16,906 Hecla Mining Co. 314,959
389 Kaiser Aluminum Corp. 46,878
594 Materion Corp. 85,922
1,230 McEwen, Inc.* 25,117
2,052 Metallus, Inc.* 33,530
4,360 MP Materials Corp.* 210,414
14,077 Newmont Corp. 1,523,835
3,268 Nucor Corp. 552,619
3,009 Ramaco Resources, Inc., Class A* 46,519
116 Ramaco Resources, Inc., Class B 1,183
1,354 Reliance, Inc. 411,508
1,995 Royal Gold, Inc. 507,708
1,197 Ryerson Holding Corp. 26,909
873 Southern Copper Corp. 150,208
3,002 Steel Dynamics, Inc. 540,360
3,673 SunCoke Energy, Inc. 23,911
1,070 Tredegar Corp.* 8,506
1,717 Warrior Met Coal, Inc. 159,939
1,732 Worthington Steel, Inc. 52,566
6,755,737
Multi-Utilities (0.6%):
2,774 Ameren Corp. 304,918
2,050 Avista Corp. 82,287
1,766 Black Hills Corp. 122,578
6,847 CenterPoint Energy, Inc. 295,517
4,376 CMS Energy Corp. 339,490
3,685 Consolidated Edison, Inc. 417,069
8,965 Dominion Energy, Inc. 554,216
2,101 DTE Energy Co. 307,208

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Multi-Utilities, continued
9,580 NiSource, Inc. $ 447,003
1,067 Northwestern Energy Group, Inc. 70,358
4,897 Public Service Enterprise Group, Inc. 396,412
6,587 Sempra 640,059
305 Unitil Corp. 15,933
3,199 WEC Energy Group, Inc. 370,348
4,363,396
Oil, Gas & Consumable Fuels (4.9%):
13,443 Antero Midstream Corp. 306,500
7,853 Antero Resources Corp.* 333,281
8,630 APA Corp. 366,257
1,287 Ardmore Shipping Corp. 19,627
3,471 California Resources Corp. 240,263
600 Centrus Energy Corp., Class A* 104,154
3,657 Cheniere Energy, Inc. 1,037,710
16,698 Chevron Corp. 3,454,816
479 Chord Energy Corp. 68,104
7,534 Clean Energy Fuels Corp.* 18,684
4,859 CNX Resources Corp.* 187,314
8,223 Comstock Resources, Inc.* 173,341
23,033 ConocoPhillips 3,040,356
765 Core Natural Resources, Inc. 80,118
16,126 Coterra Energy, Inc. 566,668
1,513 Crescent Energy Co., Class A 20,426
2,160 CVR Energy, Inc.* 72,684
27,546 Devon Energy Corp. 1,386,115
6,306 DHT Holdings, Inc. 115,211
4,414 Diamondback Energy, Inc. 873,045
2,590 DT Midstream, Inc. 348,795
11,018 EOG Resources, Inc. 1,592,872
8,732 EQT Corp. 555,705
3,617 Expand Energy Corp. 397,074
49,736 Exxon Mobil Corp. 8,438,210
3,222 FutureFuel Corp. 12,405
3,367 Green Plains, Inc.* 55,387
682 Gulfport Energy Corp.* 144,291
3,447 HF Sinclair Corp. 215,058
1,748 International Seaways, Inc. 127,394
22,427 Kinder Morgan, Inc. 751,977
1,205 Kinetik Holdings, Inc., Class A^ 58,334
25,708 Kosmos Energy, Ltd.* 71,468
6,621 Magnolia Oil & Gas Corp., Class A 209,025
4,408 Marathon Petroleum Corp. 1,076,345
3,574 Matador Resources Co. 225,805
2,021 Murphy Oil Corp. 83,366
4,784 Nordic American Tankers, Ltd. 28,034
5,624 Northern Oil & Gas, Inc. 164,390
17,352 Occidental Petroleum Corp. 1,127,880
8,104 ONEOK, Inc. 732,521
7,754 Ovintiv, Inc. 460,277
2,100 Par Pacific Holdings, Inc.* 131,544
2,707 PBF Energy, Inc., Class A 128,907
3,867 Peabody Energy Corp. 127,418
10,904 Permian Resources Corp., Class A 232,473
5,794 Phillips 66 1,055,551
6 PrimeEnergy Resources Corp.* 1,397
8,206 Range Resources Corp. 370,747
916 Scorpio Tankers, Inc. 68,389
4,935 SFL Corp., Ltd. 53,249
Shares Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
3,241 SM Energy Co. $ 101,054
3,310 Talos Energy, Inc.* 52,166
3,542 Targa Resources Corp. 888,086
779 Teekay Tankers, Ltd., Class A 57,116
930 Texas Pacific Land Corp. 441,341
7,849 Uranium Energy Corp.* 105,962
6,929 VAALCO Energy, Inc. 43,930
4,224 Valero Energy Corp. 1,043,666
732 Viper Energy, Inc., Class A 34,397
622 Vitesse Energy, Inc.^ 11,296
9,330 W&T Offshore, Inc. 31,815
9,479 Williams Cos., Inc. (The) 689,882
2,201 World Kinect Corp. 50,777
35,062,450
Paper & Forest Products (0.0%
†
):
545 Clearwater Paper Corp.* 7,837
1,658 Louisiana-Pacific Corp. 120,620
3,875 Mercer International, Inc. 5,503
1,802 Sylvamo Corp. 76,116
210,076
Passenger Airlines (0.4%):
3,987 Alaska Air Group, Inc.* 146,642
639 Allegiant Travel Co.* 51,785
8,590 American Airlines Group, Inc.* 92,257
1,181 Copa Holdings SA, Class A 134,173
15,699 Delta Air Lines, Inc. 1,043,669
2,340 Frontier Group Holdings, Inc.* 8,260
15,406 JetBlue Airways Corp.* 68,094
1,602 SkyWest, Inc.* 147,112
8,797 Southwest Airlines Co. 330,503
2,740 Sun Country Airlines Holdings, Inc.* 45,265
13,099 United Airlines Holdings, Inc.* 1,206,025
3,273,785
Personal Care Products (0.1%):
3,523 BellRing Brands, Inc.* 56,685
15,106 Coty, Inc., Class A* 30,363
565 Edgewell Personal Care Co. 12,057
1,654 Estee Lauder Cos., Inc. (The), Class A 118,708
2,298 Herbalife, Ltd.* 33,827
871 Interparfums, Inc. 79,122
24,254 Kenvue, Inc. 418,139
654 Medifast, Inc.* 6,664
1,236 Nature's Sunshine Products, Inc.* 29,652
1,616 Nu Skin Enterprises, Inc., Class A 11,764
340 United-Guardian, Inc. 2,254
645 USANA Health Sciences, Inc.* 11,268
810,503
Pharmaceuticals (3.1%):
2,030 Aclaris Therapeutics, Inc.* 7,612
7,684 Amneal Pharmaceuticals, Inc.* 95,512
1,017 Amphastar Pharmaceuticals, Inc.* 19,923
900 ANI Pharmaceuticals, Inc.* 69,210
25 Assertio Holdings, Inc.* 476
34,764 Bristol-Myers Squibb Co. 2,108,437
1,180 Collegium Pharmaceutical, Inc.* 39,023
1,544 Corcept Therapeutics, Inc.* 62,239

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Pharmaceuticals, continued
1,313 Crinetics Pharmaceuticals, Inc.* $ 47,688
1,468 Cumberland Pharmaceuticals, Inc.* 4,771
1,559 Edgewise Therapeutics, Inc.* 49,108
9,737 Elanco Animal Health, Inc.* 233,006
8,143 Eli Lilly & Co. 7,489,687
2,317 Harmony Biosciences Holdings, Inc.* 64,899
3,292 Innoviva, Inc.* 76,704
2,297 Jazz Pharmaceuticals plc, ADR* 434,248
14,695 Johnson & Johnson 3,592,046
640 Ligand Pharmaceuticals, Inc.* 127,776
32,969 Merck & Co., Inc. 3,965,841
6,919 Organon & Co. 41,445
1,467 Pacira BioSciences, Inc.* 33,154
4,791 Perrigo Co. plc 51,455
70,585 Pfizer, Inc. 1,982,027
793 Phibro Animal Health Corp., Class A 43,861
2,307 Pliant Therapeutics, Inc.* 2,907
1,833 Prestige Consumer Healthcare, Inc.* 108,642
997 Rafael Holdings, Inc., Class B* 1,246
8,845 Royalty Pharma plc, Class A 424,295
2,134 SIGA Technologies, Inc. 11,417
2,269 Supernus Pharmaceuticals, Inc.* 117,285
22,924 Viatris, Inc. 309,703
5,285 Zoetis, Inc. 624,740
22,240,383
Professional Services (0.9%):
8,391 Alight, Inc., Class A 4,889
2,592 Amentum Holdings, Inc.* 67,599
4,244 Automatic Data Processing, Inc. 862,296
1,376 Barrett Business Services, Inc. 40,152
1,162 Booz Allen Hamilton Holding Corp., Class A 90,671
1,737 Broadridge Financial Solutions, Inc. 282,228
584 CACI International, Inc., Class A* 317,620
1,145 CBIZ, Inc.* 30,743
9,227 Clarivate plc* 23,344
1,162 Concentrix Corp. 31,792
6,347 Conduent, Inc.* 8,124
387 CRA International, Inc. 62,648
1,561 Equifax, Inc. 281,089
3,805 ExlService Holdings, Inc.* 115,862
1,216 Exponent, Inc. 79,344
5,623 First Advantage Corp.* 66,127
825 Forrester Research, Inc.*^ 4,670
483 FTI Consulting, Inc.* 85,380
4,605 Genpact, Ltd. 171,536
560 Huron Consulting Group, Inc.* 71,394
600 ICF International, Inc. 39,174
614 Insperity, Inc. 16,603
3,351 Jacobs Solutions, Inc. 426,515
4,759 KBR, Inc. 175,417
1,042 Kelly Services, Inc., Class A 9,222
720 Kforce, Inc. 21,053
2,097 Korn Ferry 132,006
3,343 Legalzoom.com, Inc.* 18,955
2,680 Leidos Holdings, Inc. 416,794
1,553 ManpowerGroup, Inc. 45,751
1,556 Maximus, Inc. 99,740
659 Mistras Group, Inc.* 9,740
1,830 Parsons Corp.* 99,131
Shares Value
Common Stocks, continued
Professional Services, continued
4,933 Paychex, Inc. $ 454,428
1,779 Paycom Software, Inc. 216,220
1,313 Paylocity Holding Corp.* 141,857
2,125 Resources Connection, Inc. 7,926
1,275 Robert Half, Inc. 32,385
1,707 Science Applications International Corp. 162,028
5,295 SS&C Technologies Holdings, Inc. 357,783
2,755 TIC Solutions, Inc.* 18,128
4,362 TransUnion 301,807
914 TriNet Group, Inc. 33,297
1,029 TrueBlue, Inc.* 4,023
2,127 TTEC Holdings, Inc.* 5,318
882 Ul Solutions, Inc., Class A 75,596
3,454 Upwork, Inc.* 37,856
1,771 Verisk Analytics, Inc., Class A 336,047
4,212 Verra Mobility Corp., Class A* 60,189
633 Willdan Group, Inc.* 48,462
6,500,959
Real Estate Management & Development (0.3%):
4,211 CBRE Group, Inc., Class A* 570,422
5,476 Compass, Inc., Class A* 40,029
5,428 CoStar Group, Inc.* 218,965
8,528 Cushman & Wakefield, Ltd.* 104,553
1,626 Douglas Elliman, Inc.* 2,667
1,163 eXp World Holdings, Inc. 6,966
1,407 Forestar Group, Inc.* 34,387
464 FRP Holdings, Inc.* 10,152
2,253 Howard Hughes Holdings, Inc.* 142,525
1,202 Jones Lang LaSalle, Inc.* 365,793
2,147 Marcus & Millichap, Inc. 57,089
4,888 Newmark Group, Inc., Class A 73,271
15,028 Opendoor Technologies, Inc.* 70,331
910 RE/MAX Holdings, Inc., Class A* 5,242
357 RMR Group, Inc. (The), Class A 5,523
693 Seaport Entertainment Group, Inc.* 14,886
1,337 St. Joe Co. (The) 83,964
1,447 Tejon Ranch Co.* 27,261
1,463 Zillow Group, Inc., Class A* 60,554
4,251 Zillow Group, Inc., Class C* 175,906
2,070,486
Semiconductors & Semiconductor Equipment (10.8%):
694 ACM Research, Inc., Class A* 27,309
10,242 Advanced Micro Devices, Inc.* 2,083,530
2,564 Allegro MicroSystems, Inc.* 80,843
1,120 Alpha & Omega Semiconductor, Ltd.* 24,819
392 Ambarella, Inc.* 20,178
3,194 Amkor Technology, Inc. 143,826
3,107 Analog Devices, Inc. 988,461
6,299 Applied Materials, Inc. 2,152,935
490 Astera Labs, Inc.* 53,704
815 Axcelis Technologies, Inc.* 75,860
35,934 Broadcom, Inc. 11,121,932
437 CEVA, Inc.* 8,163
719 Cirrus Logic, Inc.* 103,982
808 Cohu, Inc.* 24,741
440 Credo Technology Group Holding, Ltd.* 41,303
1,151 Diodes, Inc.* 78,567
1,785 Enphase Energy, Inc.* 67,491

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
1,826 Entegris, Inc. $ 214,080
1,560 First Solar, Inc.* 307,726
1,170 FormFactor, Inc.* 113,478
3,269 GLOBALFOUNDRIES, Inc.* 145,405
948 Ichor Holdings, Ltd.* 44,186
37,973 Intel Corp.* 1,675,749
1,417 KLA Corp. 2,086,405
1,328 Kulicke & Soffa Industries, Inc. 87,276
12,239 Lam Research Corp. 2,614,985
1,388 Lattice Semiconductor Corp.* 128,751
852 MACOM Technology Solutions Holdings, Inc.* 189,204
5,307 Marvell Technology, Inc. 525,658
4,653 Microchip Technology, Inc. 300,630
9,818 Micron Technology, Inc. 3,316,913
1,090 MKS, Inc. 250,493
329 Monolithic Power Systems, Inc. 359,712
150 NVE Corp. 9,825
238,303 NVIDIA Corp. 41,560,043
5,178 NXP Semiconductors NV 1,019,341
9,320 ON Semiconductor Corp.* 577,094
651 Onto Innovation, Inc.* 133,501
896 PDF Solutions, Inc.* 29,308
1,050 Penguin Solutions, Inc.* 18,480
1,058 Photronics, Inc.* 42,754
1,089 Power Integrations, Inc. 55,757
3,185 Qnity Electronics, Inc. 367,485
1,551 Qorvo, Inc.* 120,048
11,169 QUALCOMM, Inc. 1,438,344
2,376 Rambus, Inc.* 204,407
599 Silicon Laboratories, Inc.* 124,682
399 SiTime Corp.* 137,795
2,582 Skyworks Solutions, Inc. 138,266
2,213 SolarEdge Technologies, Inc.* 112,974
1,275 Synaptics, Inc.* 89,301
1,230 Teradyne, Inc. 364,646
8,086 Texas Instruments, Inc. 1,569,816
728 Ultra Clean Holdings, Inc.* 45,267
524 Universal Display Corp. 48,030
1,442 Veeco Instruments, Inc.* 48,826
77,714,285
Software (6.0%):
2,814 A10 Networks, Inc. 65,060
2,658 ACI Worldwide, Inc.* 109,005
4,029 Adeia, Inc. 96,817
3,701 Adobe, Inc.* 899,639
300 Agilysys, Inc.* 21,342
1,449 Alarm.com Holdings, Inc.* 62,582
425 Appfolio, Inc., Class A* 67,074
2,443 AppLovin Corp., Class A* 972,314
596 Atlassian Corp., Class A* 40,677
22,808 Aurora Innovation, Inc., Class A* 93,969
2,360 Autodesk, Inc.* 564,984
2,272 Aware, Inc.* 2,840
5,520 Bentley Systems, Inc., Class B 193,862
3,366 BILL Holdings, Inc.* 128,918
1,326 Blackbaud, Inc.* 51,197
987 BlackLine, Inc.* 36,519
3,382 Box, Inc., Class A* 79,951
1,450 Cadence Design Systems, Inc.* 402,912
Shares Value
Common Stocks, continued
Software, continued
16,691 CCC Intelligent Solutions Holdings, Inc.* $ 100,146
2,772 Cerence, Inc.* 17,491
4,099 Cleanspark, Inc.*^ 34,883
1,976 Clear Secure, Inc., Class A 95,658
606 Commvault Systems, Inc.* 47,201
491 Consensus Cloud Solutions, Inc.* 11,656
693 Crowdstrike Holdings, Inc., Class A* 270,554
71 Daily Journal Corp.* 34,246
2,120 Datadog, Inc., Class A* 250,266
4,872 Digital Turbine, Inc.* 14,031
3,046 Docusign, Inc.* 144,411
1,788 Dolby Laboratories, Inc., Class A 107,387
3,517 Dropbox, Inc., Class A* 79,906
5,606 Dynatrace, Inc.* 207,310
196 Fair Isaac Corp.* 209,238
1,378 Five9, Inc.* 20,904
8,011 Fortinet, Inc.* 654,659
3,553 Freshworks, Inc., Class A* 28,531
16,010 Gen Digital, Inc. 301,468
1,078 Guidewire Software, Inc.* 161,226
412 HubSpot, Inc.* 100,569
1,101 I3 Verticals, Inc., Class A*^ 24,618
729 Intapp, Inc.* 18,728
990 InterDigital, Inc. 298,980
1,644 Intuit, Inc. 710,833
1,376 Klaviyo, Inc., Class A* 26,777
1,093 Life360, Inc.* 44,616
2,986 LiveRamp Holdings, Inc.* 79,189
903 Manhattan Associates, Inc.* 120,207
69,876 Microsoft Corp. 25,865,999
4,817 N-able, Inc.* 22,495
3,127 nCino, Inc.* 46,843
3,866 NCR Voyix Corp.* 24,472
5,731 Nutanix, Inc., Class A* 217,835
879 OneSpan, Inc. 9,256
16,695 Oracle Corp., ADR 2,456,002
6,672 Palantir Technologies, Inc., Class A* 975,980
3,106 Palo Alto Networks, Inc.* 497,954
770 PAR Technology Corp.* 10,264
3,670 Pegasystems, Inc. 156,195
1,464 Progress Software Corp.* 37,552
1,456 PTC, Inc.* 207,465
877 Q2 Holdings, Inc.* 41,482
899 Qualys, Inc.* 78,977
947 RingCentral, Inc., Class A 35,219
9,443 Riot Platforms, Inc.* 116,716
854 Roper Technologies, Inc. 302,196
6,603 Salesforce, Inc. 1,232,582
1,627 Samsara, Inc., Class A* 51,560
4,881 SentinelOne, Inc., Class A* 62,867
5,530 ServiceNow, Inc.* 578,162
3,394 Sprinklr, Inc., Class A* 20,364
577 SPS Commerce, Inc.* 32,122
1,184 Synopsys, Inc.* 469,432
1,758 Teradata Corp.* 45,058
4,918 Trimble, Inc.* 320,801
493 Tyler Technologies, Inc.* 168,793
6,213 UiPath, Inc., Class A* 68,964
10,394 Unity Software, Inc.* 228,044

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Software, continued
1,088 Vertex, Inc., Class A* $ 12,936
1,396 Workday, Inc., Class A* 181,368
1,862 Xperi, Inc.* 10,427
3,400 Yext, Inc.* 13,056
1,061 Zeta Global Holdings Corp., Class A* 16,891
3,848 Zoom Communications, Inc.* 309,341
843 Zscaler, Inc.* 118,264
43,149,285
Specialty Retail (2.2%):
893 1-800-Flowers.com, Inc., Class A*^ 2,715
1,573 Abercrombie & Fitch Co.* 143,725
1,965 Academy Sports & Outdoors, Inc. 110,924
1,580 Advance Auto Parts, Inc. 83,345
4,153 American Eagle Outfitters, Inc. 69,355
200 America's Car-Mart, Inc., Class MA* 2,546
5,080 Arko Corp. 28,245
711 Asbury Automotive Group, Inc.* 138,936
1,491 AutoNation, Inc.* 291,133
173 AutoZone, Inc.* 584,356
2,163 Bath & Body Works, Inc. 40,383
1,432 Bed Bath & Beyond, Inc.* 6,644
7,542 Best Buy Co., Inc. 484,196
969 Boot Barn Holdings, Inc.* 141,823
1,798 Buckle, Inc. (The) 90,547
583 Build-A-Bear Workshop, Inc., Class A 21,833
1,471 Burlington Stores, Inc.* 478,634
1,672 Camping World Holdings, Inc., Class A 11,420
3,865 CarMax, Inc.* 160,707
1,347 Carvana Co., Class A* 423,470
1,987 Cato Corp. (The), Class A* 5,623
3,328 Chewy, Inc., Class A* 89,856
566 Citi Trends, Inc.* 24,519
3,425 Designer Brands, Inc., Class A^ 19,488
3,630 Destination XL Group, Inc.* 1,851
2,707 Dick's Sporting Goods, Inc. 536,771
896 Five Below, Inc.* 204,718
1,700 Floor & Decor Holdings, Inc., Class A* 86,360
11,299 GameStop Corp., Class A* 260,329
13,519 Gap, Inc. (The) 327,160
435 Genesco, Inc.* 12,611
489 Group 1 Automotive, Inc. 161,678
583 Haverty Furniture Cos., Inc. 12,348
10,395 Home Depot, Inc. (The) 3,418,812
1,642 Lands' End, Inc.* 18,456
794 Lithia Motors, Inc., Class A 198,278
4,532 Lowe's Cos., Inc. 1,070,821
527 MarineMax, Inc.* 14,261
1,792 Monro, Inc. 28,744
404 Murphy USA, Inc. 199,564
1,294 National Vision Holdings, Inc.* 33,515
6,549 O'Reilly Automotive, Inc.* 604,538
1,571 Penske Automotive Group, Inc. 234,896
11,500 Petco Health & Wellness Co., Inc., Class A* 31,970
588 PetMed Express, Inc.* 1,341
1,458 Revolve Group, Inc.* 32,965
255 RH* 35,654
4,695 Ross Stores, Inc. 1,017,078
4,033 Sally Beauty Holdings, Inc.* 55,857
1,200 Shoe Carnival, Inc. 18,708
Shares Value
Common Stocks, continued
Specialty Retail, continued
1,023 Signet Jewelers, Ltd. $ 86,587
472 Sleep Number Corp.* 847
844 Sonic Automotive, Inc., Class A 57,873
1,606 Sportsman's Warehouse Holdings, Inc.* 2,264
4,730 Stitch Fix, Inc., Class A* 15,656
854 Tilly's, Inc., Class A*^ 3,459
11,026 TJX Cos., Inc. (The) 1,760,852
7,680 Tractor Supply Co. 347,904
621 Ulta Beauty, Inc.* 324,603
2,049 Upbound Group, Inc. 36,984
3,151 Urban Outfitters, Inc.* 199,616
3,056 Valvoline, Inc.* 102,926
2,113 Victoria's Secret & Co.* 97,959
2,316 Warby Parker, Inc., Class A* 48,798
509 Wayfair, Inc., Class A* 38,282
2,088 Williams-Sonoma, Inc. 380,705
75 Winmark Corp. 32,066
729 Zumiez, Inc.* 16,155
15,627,243
Technology Hardware, Storage & Peripherals (6.0%):
148,193 Apple, Inc. 37,609,901
728 AstroNova, Inc.* 6,690
2,960 Corsair Gaming, Inc.* 16,428
2,509 Dell Technologies, Inc., Class C 411,802
1,231 Diebold Nixdorf, Inc.* 92,867
2,491 Everpure, Inc., Class A* 147,069
18,552 Hewlett Packard Enterprise Co. 441,723
9,409 HP, Inc. 180,747
351 IonQ, Inc.* 10,119
4,726 NetApp, Inc. 483,895
2,214 Sandisk Corp.* 1,406,643
2,606 Seagate Technology Holdings plc 1,020,927
5,158 Super Micro Computer, Inc.* 117,448
5,876 Western Digital Corp. 1,589,399
43,535,658
Textiles, Apparel & Luxury Goods (0.4%):
2,021 Birkenstock Holding plc* 72,412
3,285 Capri Holdings, Ltd.* 57,882
1,121 Columbia Sportswear Co. 61,442
2,286 Crocs, Inc.* 189,784
810 Culp, Inc.* 2,219
4,367 Deckers Outdoor Corp.* 437,093
5,644 Figs, Inc., Class A* 83,362
1,494 Fossil Group, Inc.* 6,439
1,294 G-III Apparel Group, Ltd. 35,844
1,895 Kontoor Brands, Inc. 133,200
1,811 Levi Strauss & Co., Class A 33,485
2,609 Lululemon Athletica, Inc.* 399,438
1,088 Movado Group, Inc. 26,569
6,202 NIKE, Inc., Class B 327,590
469 Oxford Industries, Inc. 18,061
966 PVH Corp. 67,388
1,083 Ralph Lauren Corp., Class A 372,541
570 Rocky Brands, Inc. 22,070
2,124 Steven Madden, Ltd. 72,046
700 Superior Group of Cos., Inc. 7,112
3,486 Tapestry, Inc. 491,910
6,570 Under Armour, Inc., Class A* 38,829

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods, continued
1,027 Unifi, Inc.* $ 3,666
802 Vera Bradley, Inc.* 2,534
7,133 VF Corp. 121,190
623 Wolverine World Wide, Inc. 10,167
3,094,273
Tobacco (0.4%):
13,319 Altria Group, Inc. 878,921
12,336 Philip Morris International, Inc. 2,039,634
400 Turning Point Brands, Inc. 34,716
947 Universal Corp. 49,907
3,003,178
Trading Companies & Distributors (0.8%):
1,000 Applied Industrial Technologies, Inc. 265,320
424 BlueLinx Holdings, Inc.* 22,972
954 Boise Cascade Co. 72,361
5,061 Core & Main, Inc., Class A* 250,013
5,864 Custom Truck One Source, Inc.* 38,526
1,158 Distribution Solutions Group, Inc.* 30,386
5,918 DNOW, Inc.* 70,483
644 DXP Enterprises, Inc.* 89,986
12,113 Fastenal Co. 562,043
3,969 Ferguson Enterprises, Inc. 925,809
1,246 GATX Corp. 212,742
977 Global Industrial Co. 30,795
1,214 Herc Holdings, Inc. 120,854
2,780 Hudson Technologies, Inc.* 16,346
730 McGrath RentCorp 80,504
1,673 MSC Industrial Direct Co., Inc., Class A 154,368
4,799 NPK International, Inc.* 69,538
1,941 Rush Enterprises, Inc., Class A 128,320
547 Rush Enterprises, Inc., Class B 35,199
1,018 SiteOne Landscape Supply, Inc.* 135,506
173 Transcat, Inc.* 12,707
1,773 United Rentals, Inc. 1,291,737
636 W.W. Grainger, Inc. 693,755
467 Watsco, Inc. 169,890
84 Watsco, Inc., Class B 30,266
1,227 WESCO International, Inc. 335,732
152 Willis Lease Finance Corp. 25,880
5,872,038
Water Utilities (0.1%):
830 American States Water Co. 62,765
2,086 American Water Works Co., Inc. 283,884
491 Artesian Resources Corp., Class A 15,638
1,755 California Water Service Group 79,572
6,172 Essential Utilities, Inc. 248,547
626 H2O America^ 36,727
355 Middlesex Water Co. 18,478
669 Pure Cycle Corp.* 6,730
372 York Water Co. (The) 11,327
763,668
Wireless Telecommunication Services (0.2%):
1,790 Array Digital Infrastructure, Inc. 82,591
5,179 Gogo, Inc.* 20,820
Shares Value
Common Stocks, continued
Wireless Telecommunication Services, continued
750 Old Market Capital Corp.* $ 3,353
1,649 Spok Holdings, Inc. 17,974
3,580 Telephone and Data Systems, Inc. 150,718
7,098 T-Mobile US, Inc. 1,490,793
1,766,249
Total Common Stocks (Cost $398,013,603) 719,537,416
Contracts
Warrants (0.0%
†
):
Real Estate Management & Development (0.0%
†
):
500 Opendoor Technologies, Inc., Series A, 11/20/26* 123
500 Opendoor Technologies, Inc., Series K, 11/20/26* 303
426
Total Warrants (Cost $—) 426
Shares
Rights (0.0%
†
):
Biotechnology (0.0%
†
):
1,262 Albireo Pharma, Inc. CVR, Expires on 3/2/27* 7,888
6,176 Chinook Therapeutics CVR, Expires on 1/4/27* —
2,004 Chinook Therapeutics CVR, Expires on 12/31/49* 762
1,306 Concentra Biosciences CVR, Expires on 9/4/29* —
4,602 Poseida Therapeutics, Inc. CVR, Expires on 1/2/29* 2,301
10,951
Containers & Packaging (0.0%
†
):
7,745 Resolute Fst CVR, Expires on 1/4/27* 2,062
Health Care (0.0%
†
):
3,435 Mirati Therapeutics, Inc. CVR, Expires on 1/4/27* 10,223
Health Care Equipment & Supplies (0.0%
†
):
278 ABIOMED, Inc. CVR, Expires on 1/4/27* 4,340
Pharmaceuticals (0.0%
†
):
11,626 Spectrum - Crv CVR, Expires on 1/4/27* —
1,793 Supernus Pharmaceuticals CVR, Expires on
12/31/26* 839
839
Total Rights (Cost $23,402) 28,415
Unaffiliated Investment Companies (0.5%):
Money Market Funds (0.5%):
848,292 BlackRock Liquidity FedFund, Institutional Class,
3.55%(b)(c) 848,292
2,765,551 Dreyfus Treasury Securities Cash Management
Fund, Institutional Shares, 3.53%(c) 2,765,551
Total Unaffiliated Investment Companies (Cost $3,613,842) 3,613,843
Total Investment Securities
(Cost $401,650,847 ) — 100.1% 723,180,100
Net other assets (liabilities) — (0.1)% (931,744)
Net Assets — 100.0% $ 722,248,356

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Percentages indicated are based on net assets as of March 31, 2026 .
ADR—American Depository Receipt
CVR—Contingency Valued Rights
* Non-income producing security.
† Represents less than 0.05%.
^ This security or a partial position of this security was on loan as of March 31, 2026. The total value of securities on loan as of March 31, 2026 was $843,861.
(a) Security was valued using significant unobservable inputs as of March 31, 2026.
(b) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2026.
(c) The rate represents the effective yield at March 31, 2026.
Amounts shown as “—“ are either $0 or round to less than $1.

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Asset-Backed Securities (4.0%):
$ 2,375,690 Affirm Asset Securitization Trust, Class A, Series
2025-X2, 4.45%, 10/15/30, Callable 5/15/27 @
100(a) $ 2,376,980
299,367 Affirm Asset Securitization Trust, Class A, Series
2025-X1, 5.08%, 4/15/30, Callable 10/15/26 @
100(a) 299,532
5,044,000 Affirm Master Trust, Class A, Series 2025-3A,
4.45%, 10/16/34, Callable 10/15/28 @ 100(a) 5,023,870
628,662 ARI Fleet Lease Trust, Class A2, Series 2024-A,
5.30%, 11/15/32, Callable 10/15/27 @ 100(a) 631,610
594,696 College Ave Student Loans LLC, Class A2, Series
2021-C, 2.32%, 7/26/55(a) 534,154
624,444 College Ave Student Loans LLC, Class A2, Series
2021-B, 1.76%, 6/25/52, Callable 1/25/34 @ 100(a) 565,083
77,859 College Ave Student Loans LLC, Class A1, Series
2021-A, 4.89%(TSFR1M+121bps), 7/25/51,
Callable 11/25/30 @ 100(a) 78,243
1,096,372 College Ave Student Loans LLC, Class A2, Series
2023-A, 5.33%, 5/25/55, Callable 4/25/37 @ 100(a) 1,108,203
1,652,000 Compass Datacenters Issuer III LLC, Class A21,
Series 2026-1A, 4.90%, 2/25/56, Callable 2/25/29
@ 100(a) 1,632,336
219,088 EDvestinU Private Education Loan Issue No 3 LLC,
Class A, Series 2021-A, 1.80%, 11/25/45(a) 203,055
2,385,669 ELFI Graduate Loan Program LLC, Class A, Series
2023-A, 6.37%, 2/4/48, Callable 2/25/34 @ 100(a) 2,468,017
423,000 Enterprise Fleet Financing LLC, Class A3, Series
2024-1, 5.16%, 9/20/30, Callable 8/20/27 @ 100(a) 428,597
1,892,000 Enterprise Fleet Financing LLC, Class A3, Series
2026-1, 4.12%, 3/20/30, Callable 11/20/29 @
100(a) 1,884,853
705,300 Enterprise Fleet Financing LLC, Class A3, Series
2022-3, 4.29%, 7/20/29, Callable 4/20/26 @ 100(a) 705,426
1,731,367 Foundation Finance Trust, Class A, Series 2024-1A,
5.50%, 12/15/49, Callable 12/15/30 @ 100(a) 1,755,909
309,595 GoodLeap Sustainable Home Solutions Trust, Class
A, Series 2022-1GS, 2.70%, 1/20/49, Callable
11/20/39 @ 100(a) 264,370
584,886 GreatAmerica Leasing Receivables Funding LLC,
Class A2, Series 2024-2, 5.28%, 3/15/27(a) 586,306
723,965 Lyra Music Assets Delaware, LP, Class A2, Series
2025-1A, 5.60%, 9/20/65, Callable 12/20/27 @
100(a) 728,772
1,473,926 M&T Bank RV Trust, Class A, Series 2026-1A,
4.35%, 1/15/46, Callable 9/15/36 @ 100(a) 1,457,434
529,766 M&T Equipment Notes, Class A2, Series 2025-1A,
4.70%, 12/16/27(a) 531,592
13,415 Mercedes-Benz Auto Receivables Trust, Class A3,
Series 2022-1, 5.21%, 8/16/27, Callable 12/15/26
@ 100 13,431
120,097 Mosaic Solar Loan Trust, Class A, Series 2022-2A,
4.38%, 1/21/53, Callable 5/20/37 @ 100(a) 111,707
628 Navient Private Education Loan Trust, Class
A2A, Series 2018-BA, 3.61%, 12/15/59, Callable
11/15/27 @ 100(a) 627
946,036 Navient Private Education Refi Loan Trust, Class
A2A, Series 2019-D, 3.01%, 12/15/59, Callable
9/15/31 @ 100(a) 922,185
Principal Amount Value
Asset-Backed Securities, continued
$ 3,162,227 Navient Private Education Refi Loan Trust, Class A,
Series 2021-EA, 0.97%, 12/16/69, Callable 9/15/30
@ 100(a) $ 2,827,891
508,421 Navient Private Education Refi Loan Trust, Class
A1B, Series 2020-IA, 4.79%(TSFR1M+111bps),
4/15/69, Callable 4/15/32 @ 100(a) 505,603
531,206 Navient Private Education Refi Loan Trust, Class A,
Series 2020-FA, 1.22%, 7/15/69, Callable 3/15/28
@ 100(a) 501,811
1,118,995 Navient Private Education Refi Loan Trust, Class A,
Series 2021-DA, 4.76%(PRIME-(199)bps), 4/15/60,
Callable 5/15/32 @ 100(a) 1,088,601
3,116,235 Navient Private Education Refi Loan Trust, Class A,
Series 2023-A, 5.51%, 10/15/71, Callable 9/15/33
@ 100(a) 3,158,665
208,656 Navient Private Education Refi Loan Trust, Class A,
Series 2021-A, 0.84%, 5/15/69, Callable 3/15/29
@ 100(a) 191,337
1,807 Navient Student Loan Trust, Class A2, Series 2018-
EA, 4.00%, 12/15/59, Callable 4/15/26 @ 100(a) 1,807
2,654,000 Navistar Financial Dealer Note Master Owner Trust,
Class A, Series 2024-1, 5.59%, 4/25/29(a) 2,656,117
1,292,668 Nelnet Student Loan Trust, Class APT2, Series
2021-A, 1.36%, 4/20/62, Callable 1/20/29 @ 100(a) 1,231,711
2,466,523 Nelnet Student Loan Trust, Class AFL, Series 2021-
BA, 4.57%(TSFR1M+89bps), 4/20/62, Callable
7/20/29 @ 100(a) 2,449,398
3,594,280 Nelnet Student Loan Trust, Class A1, Series 2025-
1A, 4.41%(SOFR30A+75bps), 10/25/33(a) 3,594,280
1,535,190 Nelnet Student Loan Trust, Class AFL, Series 2021-
CA, 4.53%(TSFR1M+85bps), 4/20/62, Callable
12/20/31 @ 100(a) 1,519,946
2,193,911 Nelnet Student Loan Trust, Class A1B, Series 2025-
BA, 5.02%(SOFR30A+135bps), 5/17/55, Callable
6/15/36 @ 100(a) 2,199,375
2,588,144 Nelnet Student Loan Trust, Class A1B, Series 2025-
AA, 4.77%(SOFR30A+110bps), 3/15/57, Callable
5/15/36 @ 100(a) 2,568,786
4,930,000 PFS Financing Corp., Class A, Series 2025-B, 4.85%,
2/15/30(a) 4,980,161
1,388,000 PFS Financing Corp., Class A, Series 2024-D,
5.34%, 4/15/29(a) 1,403,209
809,000 Point Broadband Funding LLC, Class A2, Series
2025-1A, 5.34%, 7/20/55, Callable 7/20/28 @
100(a) 809,040
134,139 Prodigy Finance CM2021-1 DAC, Class A, Series
2021-1A, 5.04%(TSFR1M+136bps), 7/25/51,
Callable 11/25/26 @ 100(a) 133,811
2,374,000 Qts Issuer ABS II LLC, Class A2, Series 2026-4A,
5.70%, 3/5/56, Callable 3/5/29 @ 100(a) 2,373,810
2,950,000 Qts Issuer ABS II LLC, Class A2, Series 2025-1A,
5.04%, 10/5/55, Callable 10/5/28 @ 100(a) 2,919,662
1,060,442 RCKT Mortgage Trust, Class A1A, Series 2024-
CES2, 6.14%, 4/25/44, Callable 4/25/27 @ 100(a)(b) 1,060,414
1,874,000 Regional Management Issuance Trust, Class A,
Series 2021-2, 1.90%, 8/15/33, Callable 8/15/26
@ 100(a) 1,816,790

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Asset-Backed Securities, continued
$ 671,000 Regional Management Issuance Trust, Class A,
Series 2024-2, 5.11%, 12/15/33, Callable 12/15/26
@ 100(a) $ 674,286
1,300,000 SAIF Securitization Trust, Class A1A, Series 2026-
CES1, 5.40%, 2/25/56, Callable 3/25/29 @ 100(a)(b) 1,298,587
317,000 SFS Auto Receivables Securitization Trust, Class A3,
Series 2025-1A, 4.75%, 7/22/30, Callable 2/20/29
@ 100(a) 318,639
4,461 SMB Private Education Loan Trust, Class A2B,
Series 2017-B, 4.54%(TSFR1M+86bps),
10/15/35(a) 4,459
596,414 SMB Private Education Loan Trust, Class APT1,
Series 2021-C, 1.39%, 1/15/53(a) 548,053
1,856,596 SMB Private Education Loan Trust, Class A2A1,
Series 2021-A, 4.52%(TSFR1M+84bps), 1/15/53(a) 1,838,996
98,261 SMB Private Education Loan Trust, Class A2B,
Series 2020-A, 4.62%(TSFR1M+94bps), 9/15/37(a) 97,680
658,302 SMB Private Education Loan Trust, Class A1A,
Series 2020-B, 1.29%, 7/15/53(a) 628,008
156,054 SMB Private Education Loan Trust, Class B, Series
2021-A, 2.31%, 1/15/53(a) 152,371
3,450,854 SMB Private Education Loan Trust, Class A1B,
Series 2022-D, 5.47%(SOFR30A+180bps),
10/15/58(a) 3,511,259
6,467,489 SMB Private Education Loan Trust, Class A1B,
Series 2023-B, 5.47%(SOFR30A+180bps),
10/16/56(a) 6,605,079
1,706,533 SMB Private Education Loan Trust, Class APT,
Series 2022-A, 2.85%, 11/16/54(a) 1,605,069
966,768 SMB Private Education Loan Trust, Class A1B,
Series 2024-A, 5.12%(SOFR30A+145bps),
3/15/56(a) 975,780
6,216,000 SoFi Consumer Loan Program Trust, Class A, Series
2026-B, 4.40%, 2/25/36(a) 6,215,888
873,141 SoFi Consumer Loan Program Trust, Class A, Series
2025-1, 4.80%, 2/27/34, Callable 1/25/28 @ 100(a) 875,016
426,791 SoFi Personal Loan Trust, Class A, Series 2024-1A,
6.06%, 2/12/31, Callable 9/12/27 @ 100(a) 428,776
137,361 SoFi Professional Loan Program LLC, Class A2FX,
Series 2019-B, 3.09%, 8/17/48, Callable 12/15/26
@ 100(a) 135,274
264,642 SoFi Professional Loan Program Trust, Class AFX,
Series 2020-C, 1.95%, 2/15/46, Callable 12/15/28
@ 100(a) 248,610
452,311 SoFi Professional Loan Program Trust, Class A2FX,
Series 2020-A, 2.54%, 5/15/46, Callable 3/15/28
@ 100(a) 437,076
1,849,000 Summit Issuer LLC, Class A2, Series 2025-1A,
5.21%, 11/20/55, Callable 11/20/28 @ 100(a) 1,848,062
1,694,000 Taco Bell Funding LLC, Class A2II, Series 2025-1A,
5.05%, 8/25/55, Callable 8/25/29 @ 100(a) 1,682,835
1,006,000 Taco Bell Funding LLC, Class A2I, Series 2025-1A,
4.82%, 8/25/55, Callable 2/25/28 @ 100(a) 991,293
758,115 Towd Point Mortgage Trust, Class A1A, Series
2023-CES2, 7.29%, 10/25/63, Callable 10/25/26
@ 100(a)(b) 765,065
1,075,121 UPX HIL 2025-1 Issuer Trust, Class A, Series 2025-
1, 5.16%, 1/25/47(a) 1,058,309
Principal Amount Value
Asset-Backed Securities, continued
$ 493,000 Wireless Propco Funding LLC, Class A2, Series 2025-
1A, 4.07%, 6/25/55, Callable 11/25/27 @ 100(a) $ 472,463
Total Asset-Backed Securities (Cost $98,283,604) 97,721,450
Collateralized Mortgage Obligations (6.2%):
2,640,755 A&D Mortgage Trust, Class A1, Series 2025-NQM2,
5.79%, 6/25/70, Callable 5/25/28 @ 100(a)(b) 2,649,460
1,219,179 A&D Mortgage Trust, Class A1, Series 2026-NQM1,
4.91%, 2/25/71, Callable 1/25/30 @ 100(a)(b) 1,208,490
917,341 A&D Mortgage Trust, Class A1, Series 2023-NQM5,
7.05%, 11/25/68, Callable 11/25/26 @ 100(a)(b) 924,176
4,895,000 Anchorage Capital CLO 7, Ltd., Class AR3, Series
2015-7A, 5.23%(TSFR3M+156bps), 4/28/37,
Callable 4/28/26 @ 100(a) 4,902,718
3,123,461 Angel Oak Mortgage Trust, Class A1, Series 2024-1,
5.21%, 8/25/68, Callable 1/25/27 @ 100(a)(b) 3,170,776
913,968 Angel Oak Mortgage Trust, Class A1, Series 2023-6,
6.50%, 12/25/67, Callable 8/25/26 @ 100(a)(b) 914,024
3,726,418 Angel Oak Mortgage Trust, Class A1, Series 2024-2,
5.99%, 1/25/69, Callable 1/25/27 @ 100(a)(b) 3,747,148
2,005,128 Angel Oak Mortgage Trust, Class A1, Series 2025-
11, 4.98%, 10/25/70, Callable 10/25/28 @ 100(a)(b) 1,994,537
1,455,163 Angel Oak Mortgage Trust, Class A1, Series 2025-2,
5.64%, 2/25/70, Callable 2/25/28 @ 100(a)(b) 1,460,849
926,388 Angel Oak Mortgage Trust, Class A1, Series 2023-1,
4.75%, 9/26/67, Callable 4/25/26 @ 100(a)(b) 931,825
640,000 Apidos CLO LIII, Class A1, Series 2025-53A,
4.99%(TSFR3M+132bps), 7/20/38, Callable
7/20/27 @ 100(a) 640,600
1,740,000 ARES Loan Funding, Ltd., Class AR, Series 2021-
ALFA, 4.84%(TSFR3M+117bps), 4/15/39, Callable
4/15/28 @ 100(a) 1,735,269
1,066,421 Arroyo Mortgage Trust, Class A1, Series 2022-2,
4.95%, 7/25/57, Callable 4/25/26 @ 100(a) 1,062,683
1,482,343 Battalion CLO IX, Ltd., Class ARR, Series 2015-9A,
4.63%(TSFR3M+96bps), 7/15/31, Callable 4/15/26
@ 100(a) 1,482,376
1,750,000 Benefit Street Partners CLO, Ltd., Class A1R, Series
2015-6BR, 4.85%(TSFR3M+118bps), 4/20/38,
Callable 4/20/27 @ 100(a) 1,746,500
640,000 Birch Grove CLO 16, Ltd., Class D1, Series
2026-16A(TSFR3M+295bps), 4/23/39(a) 640,000
2,260,259 BRAVO Residential Funding Trust, Class A1, Series
2025-NQM4, 5.61%, 2/25/65, Callable 4/25/28 @
100(a)(b) 2,263,700
1,647,009 BRAVO Residential Funding Trust, Class A1, Series
2023-NQM6, 6.60%, 9/25/63, Callable 8/25/26 @
100(a)(b) 1,677,294
1,320,930 BRAVO Residential Funding Trust, Class A1, Series
2025-NQM3, 5.57%, 3/25/65, Callable 3/25/28 @
100(a)(b) 1,317,843
2,016,301 BRAVO Residential Funding Trust, Class A1, Series
2025-NQM2, 5.68%, 11/25/64, Callable 2/25/28
@ 100(a)(b) 2,020,892
740,000 Canyon CLO, Ltd., Class BR2, Series 2020-1A,
5.32%(TSFR3M+165bps), 7/15/34, Callable
4/15/26 @ 100 738,866
3,389,858 Chase Home Lending Mortgage Trust, Class A11,
Series 2025-11, 4.96%(SOFR30A+130bps),
2/25/56, Callable 2/25/30 @ 100(a) 3,402,124

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Collateralized Mortgage Obligations, continued
$ 179,367 Chase Home Lending Mortgage Trust, Class A11,
Series 2019-ATR2, 4.69%(TSFR1M+101bps),
7/25/49, Callable 2/25/33 @ 100(a) $ 175,423
2,283,405 Chase Home Lending Mortgage Trust, Class A11,
Series 2025-8, 4.96%(SOFR30A+130bps), 6/25/56,
Callable 10/25/32 @ 100(a) 2,287,371
2,164,671 Chase Home Lending Mortgage Trust, Class
A11, Series 2025-2, 4.86%(SOFR30A+120bps),
12/25/55, Callable 6/25/34 @ 100(a) 2,161,671
490,203 CIM Trust, Class A11, Series 2019-INV3,
4.73%(SOFR30A+106bps), 8/25/49, Callable
3/25/31 @ 100(a) 484,016
82,849 CIM Trust, Class A1, Series 2021-R6, 1.43%,
7/25/61, Callable 9/25/26 @ 100(a)(b) 75,740
1,231,837 COLT Mortgage Loan Trust, Class A1, Series 2025-
INV2, 5.60%, 2/25/70, Callable 2/25/28 @ 100(a)(b) 1,233,453
422,437 COLT Mortgage Loan Trust, Class A1, Series 2023-
4, 7.16%, 10/25/68, Callable 10/25/26 @ 100(a)(b) 425,681
498,100 Cross Mortgage Trust, Class A1A, Series 2023-H2,
7.14%, 11/25/68, Callable 10/25/26 @ 100(a)(b) 503,582
2,118,311 Cross Mortgage Trust, Class A1, Series 2025-H2,
5.36%, 3/25/70, Callable 2/25/28 @ 100(a)(b) 2,119,167
1,334,684 Cross Mortgage Trust, Class A1, Series 2025-H6,
5.18%, 7/25/70, Callable 4/25/28 @ 100(a)(b) 1,330,406
1,199,193 CSMC, Class A1, Series 2021-NQM8, 2.84%,
10/25/66, Callable 4/25/26 @ 100(a)(b) 1,097,811
396,337 CSMC, Class A1, Series 2021-NQM4, 1.10%,
5/25/66, Callable 4/25/26 @ 100(a)(b) 345,022
229,550 Dryden 37 Senior Loan Fund, Class AR, Series 2015-
37A, 5.03%(TSFR3M+136bps), 1/15/31, Callable
4/15/26 @ 100(a) 229,682
1,037,539 EFMT, Class A1, Series 2025-NQM4, 4.97%,
9/25/70, Callable 8/25/28 @ 100(a)(b) 1,028,955
925,000 Elmwood CLO 23, Ltd., Class AR, Series 2023-2A,
5.02%(TSFR3M+135bps), 4/16/36, Callable
7/16/26 @ 100(a) 924,087
3,860,000 Elmwood CLO 26, Ltd., Class A1, Series 2024-1A,
5.17%(TSFR3M+150bps), 4/18/37, Callable
4/18/26 @ 100(a) 3,860,000
645,000 Elmwood CLO VI, Ltd., Class BRR, Series 2020-3A,
5.37%(TSFR3M+170bps), 7/18/37, Callable
7/18/26 @ 100(a) 644,617
346,274 Flagstar Mortgage Trust, Class A11, Series 2019-
1INV, 4.74%(TSFR1M+106bps), 10/25/49, Callable
4/25/36 @ 100(a) 341,028
1,120,000 Flatiron CLO 23 LLC, Class AR, Series 2023-1A,
4.91%(TSFR3M+124bps), 4/17/36, Callable
7/17/26 @ 100(a) 1,118,557
130,188 FS RIALTO, Class A, Series 2021-FL2,
5.01%(TSFR1M+133bps), 5/16/38, Callable
4/16/26 @ 100(a) 129,577
1,600,000 Garnet CLO 2, Ltd., Class A, Series 2025-2A,
5.43%(TSFR3M+135bps), 10/20/38, Callable
10/20/27 @ 100(a) 1,601,882
1,394,835 GCAT Trust, Class A1, Series 2025-NQM6, 4.94%,
10/25/70, Callable 10/25/28 @ 100(a)(b) 1,385,716
1,659,917 GCAT Trust, Class A1, Series 2021-NQM7, 1.92%,
8/25/66, Callable 4/25/32 @ 100(a)(b) 1,537,412
2,228,698 GCAT Trust, Class A1, Series 2025-INV2, 6.00%,
5/25/55, Callable 3/25/35 @ 100(a)(b) 2,264,218
Principal Amount Value
Collateralized Mortgage Obligations, continued
$ 335,000 Goldentree Loan Management US CLO, Ltd., Class
BR, Series 2023-17A, 5.32%(TSFR3M+165bps),
1/20/39, Callable 7/20/27 @ 100(a) $ 334,174
3,325,000 Golub Capital Partners CLO 81 B, Ltd., Class A1,
Series 2025-81A, 4.98%(TSFR3M+131bps),
7/20/38, Callable 7/20/27 @ 100(a) 3,316,741
1,596,360 GS Mortgage Backed Securities Trust, Class A1,
Series 2025-DSC2, 5.04%, 1/25/66, Callable
10/25/28 @ 100(a)(b) 1,589,084
1,110,159 GS Mortgage Backed Securities Trust, Class A1,
Series 2025-NQM5, 5.01%, 7/25/65, Callable
11/25/28 @ 100(a)(b) 1,104,366
1,138,794 GS Mortgage Backed Securities Trust, Class A1,
Series 2025-NQM4, 5.01%, 10/25/65, Callable
9/25/28 @ 100(a)(b) 1,133,331
1,500,000 Halseypoint CLO 7, Ltd., Class A1R, Series 2023-
7A, 5.12%(TSFR3M+145bps), 7/20/38, Callable
7/20/27 @ 100(a) 1,502,117
2,220,833 Homes Trust, Class A1, Series 2025-NQM2, 5.42%,
2/25/70, Callable 4/25/28 @ 100(a)(b) 2,219,042
510,000 ICG US CLO, Ltd., Class C, Series 2025-2A,
5.76%(TSFR3M+200bps), 1/18/39, Callable
1/18/28 @ 100(a) 509,599
3,245,000 INCREF LLC, Class A, Series 2025-FL1,
5.41%(TSFR1M+173bps), 10/19/42, Callable
11/19/27 @ 100(a) 3,246,933
1,285,413 J.P. Morgan Mortgage Trust, Class A12, Series
2021-14, 5.00%, 5/25/52, Callable 10/25/45 @
100(a)(b) 1,262,919
262,513 J.P. Morgan Mortgage Trust, Class A11, Series
2019-INV3, 4.79%(TSFR1M+111bps), 5/25/50,
Callable 12/25/30 @ 100(a) 260,478
116,797 J.P. Morgan Mortgage Trust, Class A11, Series
2019-7, 4.69%(TSFR1M+101bps), 2/25/50,
Callable 9/25/29 @ 100(a) 114,504
797,683 J.P. Morgan Mortgage Trust, Class A12, Series
2021-12, 5.00%, 2/25/52, Callable 2/25/45 @
100(a)(b) 783,723
309,861 J.P. Morgan Mortgage Trust, Class A11, Series
2019-INV2, 4.69%(TSFR1M+101bps), 2/25/50,
Callable 6/25/38 @ 100(a) 307,475
5,624 J.P. Morgan Mortgage Trust, Class A11, Series
2020-LTV1, 4.79%(TSFR1M+111bps), 6/25/50,
Callable 12/25/33 @ 100(a) 5,627
564,630 J.P. Morgan Mortgage Trust, Class A3, Series 2024-
2, 6.00%, 8/25/54, Callable 2/25/29 @ 100(a)(b) 571,335
808,733 J.P. Morgan Mortgage Trust, Class A4, Series 2021-
10, 2.50%, 12/25/51, Callable 8/25/38 @ 100(a)(b) 727,026
315,000 Kennedy Lewis CLO 6, Ltd., Class AR2, Series
6A, 5.07%(TSFR3M+140bps), 10/22/37, Callable
10/22/26 @ 100(a) 314,841
2,600,000 KKR CLO, Ltd., Class A1R2, Series 2027A,
4.78%(TSFR3M+111bps), 1/15/35, Callable
4/15/26 @ 100(a) 2,597,469
515,000 Madison Park Funding Lx, Ltd., Class A1R, Series
2022-60A, 5.04%(TSFR3M+137bps), 10/25/37,
Callable 10/25/26 @ 100(a) 514,748
1,407,009 MFA Trust, Class A1, Series 2025-NQM2, 5.68%,
5/27/70, Callable 5/25/28 @ 100(a)(b) 1,409,524

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Collateralized Mortgage Obligations, continued
$ 4,410,916 MFA Trust, Class A1, Series 2025-NQM1, 5.44%,
3/25/70, Callable 2/25/28 @ 100(a)(b) $ 4,408,364
946,130 MFA Trust, Class A1, Series 2023-INV2, 6.78%,
10/25/58, Callable 9/25/26 @ 100(a)(b) 951,739
1,999,788 MFA Trust, Class A1, Series 2023-NQM3, 6.62%,
7/25/68, Callable 8/25/26 @ 100(a)(b) 2,015,924
1,779,684 Morgan Stanley Residential Mortgage Loan Trust,
Class A1, Series 2025-NQM8, 4.96%, 9/25/70,
Callable 10/25/28 @ 100(a)(b) 1,769,624
7,311,695 Morgan Stanley Residential Mortgage Loan Trust,
Class A1, Series 2025-NQM3, 5.53%, 5/25/70,
Callable 5/25/28 @ 100(a)(b) 7,301,533
600,000 Neuberger Berman Loan Advisers CLO, Ltd., Class
AR, Series 2021-40A, 4.90%(TSFR3M+123bps),
10/16/37, Callable 10/16/26 @ 100(a) 599,104
530,000 New Mountain CLO 6, Ltd., Class A, Series CLO-6A,
5.07%(TSFR3M+140bps), 10/15/37, Callable
10/20/26 @ 100(a) 529,979
1,260,000 Oaktree CLO, Ltd., Class AR, Series 2021-2A,
4.64%(TSFR3M+97bps), 1/15/35, Callable 4/15/26
@ 100(a) 1,258,836
1,004,324 OBX Trust, Class A1, Series 2025-NQM3, 5.65%,
12/1/64, Callable 2/25/28 @ 100(a)(b) 1,004,696
1,985,907 OBX Trust, Class A1, Series 2025-NQM4, 5.40%,
2/25/55, Callable 2/25/28 @ 100(a)(b) 1,981,700
1,628,306 OBX Trust, Class A1, Series 2025-NQM6, 5.60%,
3/25/65, Callable 3/25/28 @ 100(a)(b) 1,637,690
394,864 OBX Trust, Class A1, Series 2023-NQM9, 7.16%,
10/25/63, Callable 10/25/26 @ 100(a)(b) 401,865
1,175,000 OCP Aegis CLO, Ltd., Class A, Series 2025-40A,
4.81%(TSFR3M+114bps), 4/16/38, Callable
4/16/27 @ 100(a) 1,172,178
725,000 PARK BLUE CLO III, Ltd., Class A1R, Series 2023-
3A, 5.15%(TSFR3M+148bps), 4/20/37, Callable
4/20/27 @ 100(a) 725,999
599,112 PRET Trust, Class A1, Series 2025-RPL2, 4.00%,
8/25/64, Callable 3/25/27 @ 100(a)(b) 580,396
1,685,718 PRKCM Trust, Class A1, Series 2021-AFC2, 2.07%,
11/25/56, Callable 10/25/38 @ 100(a)(b) 1,495,188
554,143 PRPM LLC, Class A1, Series 2024-RCF1, 4.00%,
1/25/54, Callable 4/25/26 @ 100(a)(b) 546,425
1,560,659 PRPM Trust, Class A1, Series 2025-NQM1, 5.80%,
11/25/69, Callable 2/25/28 @ 100(a)(b) 1,567,129
2,341,570 PRPM Trust, Class A1, Series 2026-NQM1, 5.13%,
2/25/71, Callable 3/25/29 @ 100(a)(b) 2,342,588
597,146 PRPM Trust, Class A1, Series 2024-NQM2, 6.33%,
6/25/69, Callable 7/25/27 @ 100(a)(b) 601,772
250,000 Regatta 36 Funding, Ltd., Class D1, Series
2026-1A(TSFR3M+300bps), 4/15/39(a) 250,000
440,967 Regatta XVIII Funding, Ltd., Class A1R, Series 2021-
1A, 4.83%(TSFR3M+116bps), 4/15/38, Callable
4/15/27 @ 100(a) 439,077
1,535,000 Rockford Tower CLO, Ltd., Class A1, Series 2024-
1A, 5.28%(TSFR3M+161bps), 4/20/37, Callable
4/20/26 @ 100(a) 1,538,007
986,468 Seasoned Credit Risk Transfer Trust, Class MA,
Series 2019-2, 3.50%, 8/26/58, Callable 4/25/52
@ 100 944,148
Principal Amount Value
Collateralized Mortgage Obligations, continued
$ 350,451 Seasoned Credit Risk Transfer Trust, Class MA,
Series 2018-2, 3.50%, 11/25/57, Callable 7/25/39
@ 100 $ 339,980
451,282 Sequoia Mortgage Trust, Class A1, Series 2022-1,
2.50%, 2/25/52, Callable 10/25/46 @ 100(a)(b) 375,164
2,262,303 Sequoia Mortgage Trust, Class A1A, Series
2024-HYB1, 4.44%, 11/25/63, Callable 8/25/37 @
100(a)(b) 2,265,160
3,464,347 Sequoia Mortgage Trust, Class A26F, Series 2025-
10, 4.91%(SOFR30A+125bps), 11/25/55, Callable
7/25/31 @ 100(a) 3,442,802
2,555,000 Sequoia Mortgage Trust, Class A1A, Series
2026-HYB1, 4.67%, 4/25/56, Callable 11/25/38 @
100(a)(b) 2,510,812
1,735,000 SG Residential Mortgage Trust, Class A1, Series
2026-2, 5.25%, 4/25/66, Callable 3/25/29 @ 100(a)
(b) 1,733,402
578,956 SG Residential Mortgage Trust, Class A1, Series
2021-1, 1.16%, 7/25/61, Callable 4/25/26 @ 100(a)
(b) 494,317
705,000 Sixth Street CLO 32, Ltd., Class D1, Series
2026-32A(TSFR3M+310bps), 4/21/39(a) 704,853
2,575,000 Sixth Street CLO XXII, Ltd., Class AR, Series 2023-
22A, 4.80%(TSFR3M+113bps), 4/21/38, Callable
4/21/26 @ 100(a) 2,560,848
465,000 Sound Point CLO XIX, Ltd., Class B1, Series 2018-
1A, 5.38%(TSFR3M+171bps), 4/15/31, Callable
4/15/26 @ 100(a) 465,013
425,000 Tikehau US CLO IV, Ltd., Class C1R, Series 2023-
1A, 5.97%(TSFR3M+230bps), 3/15/38, Callable
10/15/27 @ 100(a) 424,975
3,200,000 TRESTLES CLO, Ltd., Class A1RR, Series 2017-1A,
5.13%(TSFR3M+146bps), 7/25/37, Callable
7/25/26 @ 100(a) 3,205,296
2,507,917 UWM Mortgage Trust, Class A10, Series 2021-
INV5, 5.00%, 1/25/52, Callable 8/25/46 @ 100(a)(b) 2,457,759
1,400,580 Verus Securitization Trust, Class A1, Series 2022-2,
4.26%, 2/25/67, Callable 12/25/27 @ 100(a)(b) 1,321,558
1,949,833 Verus Securitization Trust, Class A1, Series 2025-9,
4.94%, 10/27/70, Callable 10/25/28 @ 100(a)(b) 1,940,034
280,000 Voya CLO, Ltd., Class AAR2, Series 2017-3A,
5.27%(TSFR3M+160bps), 4/20/34, Callable
4/20/26 @ 100(a) 279,598
Total Collateralized Mortgage Obligations (Cost $152,333,165) 152,347,812
Collateralized Mortgage-Backed Securities (4.7%):
2,045,000 1345T, Class A, Series 2025-AOA,
5.27%(TSFR1M+160bps), 6/15/42(a) 2,045,913
1,454,000 ALA Trust, Class B, Series 2025-OANA,
5.52%(TSFR1M+184bps), 6/15/40(a) 1,457,476
2,308,000 ALA Trust, Class A, Series 2025-OANA,
5.42%(TSFR1M+174bps), 6/15/40(a) 2,313,543
2,810,000 Alen Mortgage Trust, Class A, Series 2021-ACEN,
4.94%(TSFR1M+126bps), 4/15/34(a) 2,655,612
290,000 Ares Commercial Mortgage Trust, Class C, Series
2026-AZURE, 5.57%(TSFR1M+190bps), 3/15/38(a) 290,181
713,000 Ares Commercial Mortgage Trust, Class B, Series
2026-AZURE, 5.27%(TSFR1M+160bps), 3/15/38(a) 713,638
2,720,000 BAY Mortgage Trust, Class A, Series 2025-LIVN,
5.47%(TSFR1M+180bps), 5/15/35(a) 2,729,156

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Collateralized Mortgage-Backed Securities, continued
$ 563,000 BBCMS Mortgage Trust, Class D, Series 2025-C35,
4.50%, 7/15/58, Callable 7/15/35 @ 100(a) $ 438,702
1,405,000 BBCMS Mortgage Trust, Class A4, Series 2023-C22,
6.52%, 11/15/56, Callable 10/15/33 @ 100(b) 1,513,662
4,229,000 BBCMS Mortgage Trust, Class A, Series 2018-TALL,
4.59%(TSFR1M+92bps), 3/15/37(a) 4,007,460
1,040,000 Benchmark Mortgage Trust, Class B, Series 2019-
B15, 3.56%, 12/15/72, Callable 12/15/29 @ 100 898,440
3,120,000 Benchmark Mortgage Trust, Class A5, Series 2019-
B12, 3.12%, 8/15/52, Callable 8/15/29 @ 100 2,952,596
560,000 BFLD Commercial Mortgage Trust, Class B, Series
2024-UNIV, 5.51%(TSFR1M+184bps), 11/15/41(a) 560,218
1,641,000 BFLD Commercial Mortgage Trust, Class B, Series
2025-660F, 5.47%(TSFR1M+180bps), 11/15/42(a) 1,636,971
750,000 BFLD Commercial Mortgage Trust, Class A, Series
2024-UNIV, 5.17%(TSFR1M+149bps), 11/15/41(a) 750,305
2,636,000 BFLD Commercial Mortgage Trust, Class B, Series
2025-5MW, 5.16%, 10/10/42(a)(b) 2,631,881
2,141,363 BFLD Mortgage Trust, Class A, Series 2024-WRHS,
5.16%(TSFR1M+149bps), 7/15/39(a) 2,141,494
1,493,000 BFLD Trust, Class B, Series 2025-FPM, 5.22%,
10/10/40(a)(b) 1,502,134
1,185,000 BFLD Trust, Class A, Series 2025-FPM, 4.68%,
10/10/40(a)(b) 1,190,023
1,270,000 BMO Mortgage Trust, Class A3, Series 2024-5C8,
5.63%, 12/15/57, Callable 12/15/29 @ 100(b) 1,304,435
2,360,000 BPR Commercial Mortgage Trust, Class A, Series
2025-STAR, 4.62%, 11/5/42(a)(b) 2,341,674
805,000 BSTN Commercial Mortgage Trust, Class A, Series
2025-HUB, 4.57%, 4/13/41(a)(b) 804,700
1,426,000 BSTN Commercial Mortgage Trust, Class A, Series
2025-1C, 5.01%, 6/15/44(a)(b) 1,452,026
2,000,000 BX Commercial Mortgage Trust, Class A, Series
2020-VIV4, 2.84%, 3/9/44, Callable 3/9/30 @
100(a) 1,854,013
1,538,485 BX Commercial Mortgage Trust, Class A, Series
2024-BRBK, 6.56%(TSFR1M+288bps), 10/15/41(a) 1,534,190
2,220,163 BX Commercial Mortgage Trust, Class B, Series
2024-AIRC, 5.81%(TSFR1M+214bps), 8/15/41(a) 2,222,258
2,410,958 BX Commercial Mortgage Trust, Class A, Series
2024-AIRC, 5.36%(TSFR1M+169bps), 8/15/41(a) 2,413,302
883,897 BX Commercial Mortgage Trust, Class A, Series
2024-XL4, 5.11%(TSFR1M+144bps), 2/15/39(a) 884,181
947,436 BX Commercial Mortgage Trust, Class B, Series
2024-MF, 5.36%(TSFR1M+169bps), 2/15/39(a) 947,207
3,015,000 BX Commercial Mortgage Trust, Class A, Series
2026-VLT9, 5.37%(TSFR1M+170bps), 3/15/45(a) 2,992,482
1,273,000 BX Trust, Class A, Series 2025-TAIL,
5.07%(TSFR1M+140bps), 6/15/35(a) 1,271,528
2,805,000 BX Trust, Class A, Series 2024-VLT4,
5.16%(TSFR1M+149bps), 6/15/41(a) 2,787,557
940,000 BX Trust, Class B, Series 2024-BIO,
5.61%(TSFR1M+194bps), 2/15/41(a) 935,991
1,530,000 BX Trust, Class A, Series 2025-VLT6,
5.12%(TSFR1M+144bps), 3/15/42(a) 1,519,671
3,049,000 BX Trust, Class A, Series 2025-LIFE, 5.88%,
6/13/47(a)(b) 3,021,266
510,613 Cantor Commercial Real Estate Lending, Class
A4, Series 2019-CF2, 2.62%, 11/15/52, Callable
10/15/29 @ 100 471,943
Principal Amount Value
Collateralized Mortgage-Backed Securities, continued
$ 1,950,000 CEDR Commercial Mortgage Trust, Class A, Series
2022-SNAI, 4.66%(TSFR1M+99bps), 2/15/39(a) $ 1,939,533
1,460,000 CONE Trust, Class A, Series 2024-DFW1,
5.31%(TSFR1M+164bps), 8/15/41(a) 1,452,335
485,000 CSAIL Commercial Mortgage Trust, Class B, Series
2019-C15, 4.48%, 3/15/52, Callable 2/15/29 @ 100 461,290
2,135,000 CSMC, Class B, Series 2021-BHAR,
5.29%(TSFR1M+161bps), 11/15/38(a) 2,123,885
833,000 CSTL Commercial Mortgage Trust, Class B, Series
2026-GATE3, 4.94%, 2/10/43(a)(b) 823,087
664,000 DK Trust, Class A, Series 2025-LXP,
5.27%(TSFR1M+159bps), 8/15/37(a) 664,076
5,430,000 ELM Trust, Class A10, Series 2024-ELM, 5.41%,
6/10/39(a)(b) 5,440,308
5,430,000 ELM Trust, Class A15, Series 2024-ELM, 5.41%,
6/10/39(a)(b) 5,440,308
1,505,000 GS Mortgage Securities Corp. Trust, Class B, Series
2023-FUN, 6.46%(TSFR1M+279bps), 3/15/28(a) 1,509,748
1,010,000 GS Mortgage Securities Corp. Trust, Class A, Series
2024-RVR, 4.85%, 8/10/41(a)(b) 1,016,410
1,900,000 Hudson Yards Mortgage Trust, Class A, Series 2025-
SPRL, 5.47%, 1/13/40(a)(b) 1,945,304
2,299,000 INTOWN Mortgage Trust, Class A, Series 2025-
STAY, 5.02%(TSFR1M+135bps), 3/15/42(a) 2,296,412
1,160,000 INV Mortgage Trust, Class A, Series 2024-IND,
5.41%(TSFR1M+174bps), 11/15/41(a) 1,144,707
270,000 J.P. Morgan Chase Commercial Mortgage Securities
Trust, Class D, Series 2022-OPO, 3.45%, 1/5/39(a)
(b) 222,201
252,118 LBA Trust, Class A, Series 2024-7IND,
5.12%(TSFR1M+144bps), 10/15/41(a) 252,138
851,000 LQR Trust, Class A, Series 2025-CALI,
5.27%(TSFR1M+160bps), 1/15/43(a) 850,996
1,545,000 Manhattan West Mortgage Trust, Class A, Series
2020-1MW, 2.13%, 9/10/39(a) 1,488,960
271,623 MCR Mortgage Trust, Class A, Series 2024-HF1,
5.47%(TSFR1M+179bps), 12/15/41(a) 271,646
630,000 MF1, Class A, Series 2021-W10,
4.74%(TSFR1M+107bps), 12/15/34(a) 627,248
1,115,000 MIRA Trust, Class A, Series 2023-MILE, 6.75%,
6/10/38(a) 1,144,765
1,974,000 MLTI Trust, Class B, Series 2026-SF75,
5.37%(TSFR1M+170bps), 3/15/31(a) 1,964,515
1,540,000 Morgan Stanley Capital I Trust, Class A4, Series
2016-BNK2, 3.05%, 11/15/49, Callable 11/15/26
@ 100 1,515,047
1,755,000 NCMF Trust, Class B, Series 2025-MFS, 5.51%,
6/10/33(a)(b) 1,761,818
2,876,000 NCMF Trust, Class A, Series 2025-MFS, 4.88%,
6/10/33(a)(b) 2,867,220
1,910,000 NRTH Commercial Mortgage Trust, Class A, Series
2025-PARK, 5.07%(TSFR1M+139bps), 10/15/40(a) 1,907,893
345,000 NY Commercial Mortgage Trust, Class A, Series
2025-299P, 5.66%, 2/10/47(a)(b) 358,174
1,881,000 NYC Commercial Mortgage Trust, Class A, Series
2025-3BP, 4.89%(TSFR1M+121bps), 2/15/42(a) 1,872,139
1,630,000 NYC Commercial Mortgage Trust, Class A, Series
2025-11X, 5.42%(TSFR1M+174bps), 10/15/40(a) 1,631,002
1,425,302 One New York Plaza Trust, Class A, Series 2020-
1NYP, 4.74%(TSFR1M+106bps), 1/15/36(a) 1,371,865

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Collateralized Mortgage-Backed Securities, continued
$ 701,000 ONNI Commerical Mortgage Trust, Class A, Series
2024-APT, 5.20%, 7/15/39(a)(b) $ 709,780
1,117,000 PRM5 Trust, Class A, Series 2025-PRM5, 4.17%,
3/10/33(a)(b) 1,108,166
732,000 SCG Commercial Mortgage Trust, Class B, Series
2025-DLFN, 5.17%(TSFR1M+150bps), 3/15/35(a) 730,130
125,000 SG Commercial Mortgage Securities Trust, Class
A4, Series 2016-C5, 3.06%, 10/10/48, Callable
7/10/26 @ 100 123,905
2,900,000 TCO Commercial Mortgage Trust, Class A, Series
2024-DPM, 4.92%(TSFR1M+124bps), 12/15/39(a) 2,895,318
2,537,000 TEXAS Commercial Mortgage Trust, Class A, Series
2025-TWR, 4.97%(TSFR1M+129bps), 4/15/42(a) 2,522,702
7,195,327 Wells Fargo Commercial Mortgage Trust, Class
XA, Series 2016-LC25, 0.79%, 12/15/59, Callable
9/15/26 @ 100(b) 17,152
316,000 WHARF Commercial Mortgage Trust, Class B, Series
2025-DC, 5.17%, 7/15/40(a)(b) 318,903
Total Collateralized Mortgage-Backed Securities (Cost
$116,517,028) 115,978,915
Corporate Bonds (25.1%):
Aerospace & Defense (0.2%):
1,701,000 Boeing Co. (The), 7.01%, 5/1/64, Callable 11/1/63
@ 100 1,876,984
1,355,000 L3Harris Technologies, Inc., 4.40%, 6/15/28,
Callable 3/15/28 @ 100 1,354,623
147,000 L3Harris Technologies, Inc., 5.60%, 7/31/53,
Callable 1/31/53 @ 100 142,594
1,690,000 Northrop Grumman Corp., 4.95%, 3/15/53, Callable
9/15/52 @ 100 1,496,856
238,000 Textron, Inc., 3.00%, 6/1/30, Callable 3/1/30 @ 100 222,816
182,000 Textron, Inc., 2.45%, 3/15/31, Callable 12/15/30
@ 100 163,304
5,257,177
Automobiles (0.1%):
2,069,000 General Motors Financial Co., Inc., 3.10%, 1/12/32,
Callable 10/12/31 @ 100 1,849,282
Banks (3.6%):
1,129,000 Bank of America Corp., 3.42% (TSFR3M), 12/20/28,
Callable 12/20/27 @ 100 1,108,021
5,996,000 Bank of America Corp., 2.09% (SOFR), 6/14/29,
Callable 6/14/28 @ 100 5,694,713
5,108,000 Bank of America Corp., 3.97% (TSFR3M), 2/7/30,
Callable 2/7/29 @ 100, MTN 5,036,774
1,341,000 Bank of America Corp., 1.92% (SOFR), 10/24/31,
Callable 10/24/30 @ 100, MTN 1,185,217
5,770,000 Bank of America Corp., 2.57% (SOFR), 10/20/32,
Callable 10/20/31 @ 100 5,128,832
708,000 Bank of America Corp., 2.97% (SOFR), 2/4/33,
Callable 2/4/32 @ 100 640,734
149,000 Bank of America Corp., 5.02% (SOFR), 7/22/33,
Callable 7/22/32 @ 100 149,513
3,801,000 Bank of America Corp., 4.24% (TSFR3M), 4/24/38,
Callable 4/24/37 @ 100 3,436,936
4,034,000 Citigroup, Inc., 4.64% (SOFR), 5/7/28, Callable
5/7/27 @ 100 4,044,876
1,480,000 Citigroup, Inc., 4.79% (SOFR), 3/4/29, Callable
3/4/28 @ 100 1,484,863
Principal Amount Value
Corporate Bonds, continued
Banks, continued
$ 608,000 Citigroup, Inc., 5.17% (SOFR), 2/13/30, Callable
2/13/29 @ 100 $ 617,281
6,652,000 Citigroup, Inc., 2.67% (SOFR), 1/29/31, Callable
1/29/30 @ 100 6,168,519
2,915,000 Citigroup, Inc., 2.52% (SOFR), 11/3/32, Callable
11/3/31 @ 100 2,560,419
2,750,000 Citigroup, Inc., 3.06% (SOFR), 1/25/33, Callable
1/25/32 @ 100 2,485,758
940,000 Citigroup, Inc., 3.79% (SOFR), 3/17/33, Callable
3/17/32 @ 100 881,171
57,000 FNB Corp., 5.72% (SOFRINDX), 12/11/30, Callable
12/11/29 @ 100 56,914
9,126,000 JPMorgan Chase & Co., 4.92% (SOFR), 1/24/29,
Callable 1/24/28 @ 100 9,190,493
1,347,000 JPMorgan Chase & Co., 2.07% (SOFR), 6/1/29,
Callable 6/1/28 @ 100 1,281,650
154,000 JPMorgan Chase & Co., 5.58% (SOFR), 4/22/30,
Callable 4/22/29 @ 100 158,817
1,942,000 JPMorgan Chase & Co., 2.74% (TSFR3M),
10/15/30, Callable 10/15/29 @ 100 1,827,775
9,753,000 JPMorgan Chase & Co., 4.60% (SOFR), 10/22/30,
Callable 10/22/29 @ 100 9,762,022
2,870,000 JPMorgan Chase & Co., 5.14% (SOFR), 1/24/31,
Callable 1/24/30 @ 100 2,927,325
298,000 JPMorgan Chase & Co., 5.29% (SOFR), 7/22/35,
Callable 7/22/34 @ 100 301,399
5,607,000 JPMorgan Chase & Co., 3.88% (TSFR3M), 7/24/38,
Callable 7/24/37 @ 100 4,902,834
2,195,000 KeyBank NA, 5.00%, 1/26/33, Callable 10/26/32
@ 100 2,156,888
8,964,000 Wells Fargo & Co, 5.71% (SOFR), 4/22/28, Callable
4/22/27 @ 100 9,077,870
1,122,000 Wells Fargo & Co., 5.24% (SOFR), 1/24/31, Callable
1/24/30 @ 100 1,141,631
4,048,000 Wells Fargo & Co., 5.39% (SOFR), 4/24/34, Callable
4/24/33 @ 100 4,108,356
208,000 Wells Fargo & Co., 3.90%, 5/1/45 162,871
463,000 Wells Fargo & Co., 5.01% (TSFR3M), 4/4/51,
Callable 4/4/50 @ 100, MTN 407,714
88,088,186
Biotechnology (0.1%):
665,000 Amgen, Inc., 3.00%, 1/15/52, Callable 7/15/51 @
100^ 425,946
701,000 Amgen, Inc., 4.40%, 2/22/62, Callable 8/22/61
@ 100 539,937
1,235,000 Ascension Health, 4.08%, 11/15/28, Callable
10/15/28 @ 100 1,227,719
2,193,602
Broadline Retail (0.2%):
2,243,000 Amazon.com, Inc., 3.95%, 4/13/52, Callable
10/13/51 @ 100 1,719,551
3,495,000 Amazon.com, Inc., 5.95%, 3/13/66, Callable
9/13/65 @ 100 3,495,381
86,000 eBay, Inc., 6.30%, 11/22/32, Callable 8/22/32 @
100 92,402
318,000 Mercadolibre, Inc., 4.90%, 1/15/33, Callable
11/15/32 @ 100 307,029
5,614,363

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Capital Markets (2.9%):
$ 1,491,000 Goldman Sachs Group, Inc. (The), 1.95% (SOFR),
10/21/27, Callable 10/21/26 @ 100 $ 1,468,623
3,426,000 Goldman Sachs Group, Inc. (The), 3.62% (SOFR),
3/15/28, Callable 3/15/27 @ 100 3,396,379
3,273,000 Goldman Sachs Group, Inc. (The), 4.48% (SOFR),
8/23/28, Callable 8/23/27 @ 100 3,273,759
2,746,000 Goldman Sachs Group, Inc. (The), 3.81% (TSFR3M),
4/23/29, Callable 4/23/28 @ 100 2,706,834
6,002,000 Goldman Sachs Group, Inc. (The), 6.48% (SOFR),
10/24/29, Callable 10/24/28 @ 100 6,259,552
839,000 Goldman Sachs Group, Inc. (The), 4.69% (SOFR),
10/23/30, Callable 10/23/29 @ 100 839,575
4,030,000 Goldman Sachs Group, Inc. (The), 5.21% (SOFR),
1/28/31, Callable 1/28/30 @ 100 4,080,544
2,088,000 Goldman Sachs Group, Inc. (The), 5.22% (SOFR),
4/23/31, Callable 4/23/30 @ 100 2,124,381
1,209,000 Goldman Sachs Group, Inc. (The), 4.37% (SOFR),
10/21/31, Callable 10/21/30 @ 100 1,186,213
3,469,000 Goldman Sachs Group, Inc. (The), 3.10% (SOFR),
2/24/33, Callable 2/24/32 @ 100 3,118,902
196,000 Goldman Sachs Group, Inc. (The), 4.02% (TSFR3M),
10/31/38, Callable 10/31/37 @ 100 171,019
469,000 Morgan Stanley, 1.59% (SOFR), 5/4/27, Callable
5/4/26 @ 100 467,843
1,073,000 Morgan Stanley, 2.48% (SOFR), 1/21/28, Callable
1/21/27 @ 100 1,055,639
3,602,000 Morgan Stanley, 5.65% (SOFR), 4/13/28, Callable
4/13/27 @ 100 3,642,425
130,000 Morgan Stanley, 3.77% (TSFR3M), 1/24/29,
Callable 1/24/28 @ 100 128,393
2,412,000 Morgan Stanley, 5.16% (SOFR), 4/20/29, Callable
4/20/28 @ 100 2,431,940
6,845,000 Morgan Stanley, 5.45% (SOFR), 7/20/29, Callable
7/20/28 @ 100 6,975,028
2,575,000 Morgan Stanley, 4.13% (SOFR), 10/18/29, Callable
10/18/28 @ 100 2,540,034
761,000 Morgan Stanley, 6.41% (SOFR), 11/1/29, Callable
11/1/28 @ 100 792,298
925,000 Morgan Stanley, 5.66% (SOFR), 4/18/30, Callable
4/18/29 @ 100 948,708
373,000 Morgan Stanley, 4.65% (SOFR), 10/18/30, Callable
10/18/29 @ 100 372,545
1,691,000 Morgan Stanley, 5.23% (SOFR), 1/15/31, Callable
1/15/30 @ 100 1,710,298
1,612,000 Morgan Stanley, 2.70% (SOFR), 1/22/31, Callable
1/22/30 @ 100, MTN 1,495,934
6,463,000 Morgan Stanley, 5.19% (SOFR), 4/17/31, Callable
4/17/30 @ 100 6,557,108
1,014,000 Morgan Stanley, 1.79% (SOFR), 2/13/32, Callable
2/13/31 @ 100, MTN 874,346
1,135,000 Morgan Stanley, 2.24% (SOFR), 7/21/32, Callable
7/21/31 @ 100, MTN 992,837
4,918,000 Morgan Stanley, 2.51% (SOFR), 10/20/32, Callable
10/20/31 @ 100, MTN 4,341,325
548,000 Morgan Stanley, 2.94% (SOFR), 1/21/33, Callable
1/21/32 @ 100 490,608
888,000 Morgan Stanley, 5.25% (SOFR), 4/21/34, Callable
4/21/33 @ 100 890,836
Principal Amount Value
Corporate Bonds, continued
Capital Markets, continued
$ 3,073,000 Morgan Stanley, 5.42% (SOFR), 7/21/34, Callable
7/21/33 @ 100 $ 3,115,583
1,127,000 MSCI, Inc., 3.63%, 9/1/30, Callable 5/2/26 @
101.21(a) 1,061,576
646,000 MSCI, Inc., 3.88%, 2/15/31, Callable 5/2/26 @
101.94(a) 609,338
1,932,000 MSCI, Inc., 5.25%, 9/1/35, Callable 6/1/35 @ 100 1,882,740
510,000 MSCI, Inc., 5.15%, 3/15/36, Callable 12/15/35 @
100 493,934
72,497,097
Chemicals (0.3%):
627,000 Extra Space Storage, LP, 5.40%, 6/15/35, Callable
3/15/35 @ 100 627,531
2,089,000 FirstEnergy Transmission LLC, 4.75%, 1/15/33,
Callable 11/15/32 @ 100 2,057,521
1,670,000 FirstEnergy Transmission LLC, 5.00%, 1/15/35,
Callable 10/15/34 @ 100 1,640,797
1,055,000 FirstEnergy Transmission LLC, 5.45%, 7/15/44,
Callable 1/15/44 @ 100(a) 992,035
3,127,000 FirstEnergy Transmission LLC, 4.55%, 4/1/49,
Callable 10/1/48 @ 100(a) 2,579,040
295,000 Franciscan Missionaries of Our Lady Health System,
Inc., Series B, 3.91%, 7/1/49, Callable 1/1/49 @
100 218,977
8,115,901
Communications Equipment (0.1%):
1,933,000 Motorola Solutions, Inc., 5.55%, 8/15/35, Callable
5/15/35 @ 100 1,972,932
Consumer Finance (0.7%):
1,214,000 Ford Motor Credit Co. LLC, 5.92%, 3/20/28, Callable
2/20/28 @ 100 1,228,310
1,039,000 Ford Motor Credit Co. LLC, 6.80%, 11/7/28, Callable
10/7/28 @ 100 1,073,588
910,000 Ford Motor Credit Co. LLC, 2.90%, 2/10/29, Callable
12/10/28 @ 100 848,526
1,270,000 Ford Motor Credit Co. LLC, 4.97%, 4/6/29, Callable
3/6/29 @ 100 1,251,435
256,000 Ford Motor Credit Co. LLC, 5.88%, 11/7/29, Callable
10/7/29 @ 100 258,276
710,000 Synchrony Financial, 3.95%, 12/1/27, Callable
9/1/27 @ 100 701,019
825,000 Synchrony Financial, 5.02% (SOFR), 7/29/29,
Callable 7/29/28 @ 100 821,351
4,494,000 Synchrony Financial, 5.94% (SOFRINDX), 8/2/30,
Callable 8/2/29 @ 100 4,568,403
6,918,000 Synchrony Financial, 5.45% (SOFR), 3/6/31, Callable
3/6/30 @ 100 6,909,470
17,660,378
Containers & Packaging (0.0%
†
):
135,000 Berry Global, Inc., 1.65%, 1/15/27, Callable
12/15/26 @ 100 132,131
Diversified Consumer Services (0.0%
†
):
145,000 California Institute of Technology, 4.32%, 8/1/45 123,592
360,000 Massachusetts Institute of Technology, 4.68%,
7/1/14 292,388
415,980

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Diversified Telecommunication Services (0.7%):
$ 2,304,000 AT&T, Inc., 5.15%, 11/15/46, Callable 5/15/46
@ 100 $ 2,048,952
1,814,000 AT&T, Inc., 6.05%, 8/15/56, Callable 2/15/56 @
100 1,782,173
9,426,000 AT&T, Inc., 3.65%, 9/15/59, Callable 3/15/59 @
100 6,091,430
334,000 Comcast Corp., 2.65%, 8/15/62, Callable 2/15/62
@ 100 164,000
736,000 Comcast Corp., 2.99%, 11/1/63, Callable 5/1/63
@ 100 388,591
2,215,000 Verizon Communications, Inc., 5.25%, 4/2/35,
Callable 1/2/35 @ 100 2,208,922
169,000 Verizon Communications, Inc., 5.40%, 7/2/37,
Callable 4/2/37 @ 100 167,565
3,804,000 Verizon Communications, Inc., 5.88%, 11/30/55,
Callable 5/30/55 @ 100 3,693,444
1,939,000 Verizon Communications, Inc., 6.00%, 11/30/65,
Callable 5/30/65 @ 100 1,874,026
18,419,103
Electric Utilities (2.7%):
127,000 AEP Texas, Inc., Series E, 6.65%, 2/15/33 136,983
195,000 AEP Transmission Co. LLC, 5.38%, 6/15/35, Callable
3/15/35 @ 100 198,068
675,000 AEP Transmission Co. LLC, 3.15%, 9/15/49, Callable
3/15/49 @ 100 440,849
958,000 AEP Transmission Co. LLC, Series N, 2.75%,
8/15/51, Callable 2/15/51 @ 100 573,266
461,000 Baltimore Gas and Electric Co., 3.20%, 9/15/49,
Callable 3/15/49 @ 100 302,245
203,000 Dominion Energy South Carolina, Inc., 6.25%,
10/15/53, Callable 4/15/53 @ 100 212,366
1,724,000 Duke Energy Carolinas LLC, 4.95%, 1/15/33,
Callable 10/15/32 @ 100 1,749,348
169,000 Duke Energy Carolinas LLC, 5.25%, 3/15/35,
Callable 12/15/34 @ 100 171,521
164,000 Duke Energy Carolinas LLC, 3.95%, 3/15/48,
Callable 9/15/47 @ 100 125,420
957,000 Duke Energy Carolinas LLC, 3.20%, 8/15/49,
Callable 2/15/49 @ 100 636,150
1,386,000 Duke Energy Carolinas LLC, 3.45%, 4/15/51,
Callable 10/15/50 @ 100 958,717
527,000 Duke Energy Corp., 3.95%, 8/15/47, Callable
2/15/47 @ 100 391,132
2,118,000 Duke Energy Corp., 3.50%, 6/15/51, Callable
12/15/50 @ 100 1,419,975
2,569,000 Duke Energy Corp., 5.80%, 6/15/54, Callable
12/15/53 @ 100 2,452,848
1,597,000 Duke Energy Florida LLC, 1.75%, 6/15/30, Callable
3/15/30 @ 100 1,428,374
959,000 Duke Energy Ohio, Inc., 5.55%, 3/15/54, Callable
9/15/53 @ 100 913,348
1,076,000 Duke Energy Progress LLC, 2.00%, 8/15/31, Callable
5/15/31 @ 100 947,152
1,069,000 Duke Energy Progress LLC, 5.25%, 3/15/33, Callable
12/15/32 @ 100 1,098,531
1,630,000 Duke Energy Progress LLC, 4.38%, 3/30/44, Callable
9/30/43 @ 100 1,372,623
156,000 Duke Energy Progress LLC, 4.20%, 8/15/45, Callable
2/15/45 @ 100 126,539
Principal Amount Value
Corporate Bonds, continued
Electric Utilities, continued
$ 1,050,000 Duke Energy Progress LLC, 2.50%, 8/15/50, Callable
2/15/50 @ 100 $ 599,975
465,000 Duke Energy Progress LLC, 5.55%, 3/15/55, Callable
9/15/54 @ 100 448,883
398,000 FirstEnergy Corp., Series B, 3.90%, 7/15/27,
Callable 4/15/27 @ 100 394,571
6,753,000 FirstEnergy Corp., 2.65%, 3/1/30, Callable 12/1/29
@ 100 6,239,252
5,241,000 FirstEnergy Corp., Series C, 3.40%, 3/1/50, Callable
9/1/49 @ 100 3,462,760
1,554,000 Florida Power & Light Co., 2.88%, 12/4/51, Callable
6/4/51 @ 100 949,478
1,807,000 Georgia Power Co., 4.70%, 5/15/32, Callable
2/15/32 @ 100 1,808,220
1,605,000 Georgia Power Co., 5.25%, 3/15/34, Callable
9/15/33 @ 100 1,635,367
538,000 Georgia Power Co., 5.20%, 3/15/35, Callable
9/15/34 @ 100 544,880
1,000,000 NextEra Energy Capital Holdings, Inc., 4.69%,
9/1/27 1,003,934
609,000 NRG Energy, Inc., 4.45%, 6/15/29, Callable 3/15/29
@ 100(a) 600,205
5,907,000 NRG Energy, Inc., 7.00%, 3/15/33, Callable
12/15/32 @ 100(a) 6,371,450
349,000 Ohio Power Co., Series G, 6.60%, 2/15/33 375,840
783,000 Ohio Power Co., 5.00%, 6/1/33, Callable 3/1/33
@ 100 781,404
178,000 Ohio Power Co., 4.15%, 4/1/48, Callable 10/1/47
@ 100 136,982
632,000 Ohio Power Co., Series R, 2.90%, 10/1/51, Callable
4/1/51 @ 100 376,695
854,000 Pacific Gas and Electric Co., 6.15%, 1/15/33,
Callable 10/15/32 @ 100 890,244
3,560,000 Pacific Gas and Electric Co., 6.40%, 6/15/33,
Callable 3/15/33 @ 100 3,768,598
140,000 Pacific Gas and Electric Co., 5.80%, 5/15/34,
Callable 2/15/34 @ 100 143,487
475,000 Pacific Gas and Electric Co., 4.50%, 7/1/40, Callable
1/1/40 @ 100 402,890
181,000 Pacific Gas and Electric Co., 3.75%, 8/15/42,
Callable 2/15/42 @ 100 135,271
395,000 Pacific Gas and Electric Co., 4.75%, 2/15/44,
Callable 8/15/43 @ 100 329,779
2,674,000 Pacific Gas and Electric Co., 4.00%, 12/1/46,
Callable 6/1/46 @ 100 1,971,008
3,461,000 Pacific Gas and Electric Co., 4.95%, 7/1/50, Callable
1/1/50 @ 100 2,851,058
3,367,000 Pacific Gas and Electric Co., 3.50%, 8/1/50, Callable
2/1/50 @ 100 2,223,210
220,000 Pacific Gas and Electric Co., 5.25%, 3/1/52, Callable
9/1/51 @ 100 186,011
2,513,000 Pacific Gas and Electric Co., 6.75%, 1/15/53,
Callable 7/15/52 @ 100 2,602,108
1,452,000 Pacific Gas and Electric Co., 5.90%, 10/1/54,
Callable 4/1/54 @ 100 1,359,502
2,955,000 Pacific Gas And Electric Co., 6.10%, 10/15/55,
Callable 4/15/55 @ 100 2,838,632
2,324,000 Southern Co. (The), 4.25%, 7/1/36, Callable 1/1/36
@ 100 2,137,418

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Electric Utilities, continued
$ 1,350,007 Texas Electric Market Stabilization Funding N LLC,
Series A-1, 4.27%, 8/1/34(a) $ 1,333,180
706,000 T-Mobile USA, Inc., 4.20%, 10/1/29, Callable 9/1/29
@ 100 699,899
1,205,000 T-Mobile USA, Inc., 3.88%, 4/15/30, Callable
1/15/30 @ 100 1,169,644
525,000 Vistra Operations Co. LLC, 4.60%, 10/15/30,
Callable 9/15/30 @ 100(a) 513,918
66,941,208
Financial Services (0.5%):
9,135,000 Beignet Investor LLC, 6.58%, 5/30/49(a) 9,359,822
1,156,000 BP Capital Markets America, Inc., 2.77%, 11/10/50,
Callable 5/10/50 @ 100 701,729
342,000 DAE Funding LLC, 3.38%, 3/20/28, Callable 1/20/28
@ 100(a) 328,778
1,082,000 Equinix Europe 2 Financing Corp. LLC, 5.50%,
6/15/34, Callable 3/15/34 @ 100 1,097,499
915,000 Northwest Florida Timber Finance LLC, 4.75%,
3/4/29(a) 906,223
12,394,051
Gas Utilities (0.0%
†
):
301,000 Piedmont Natural Gas Co., Inc., 3.50%, 6/1/29,
Callable 3/1/29 @ 100 292,127
208,000 Piedmont Natural Gas Co., Inc., 2.50%, 3/15/31,
Callable 12/15/30 @ 100 187,257
479,384
Health Care Equipment & Supplies (0.1%):
397,000 Becton Dickinson & Co., 4.87%, 2/8/29, Callable
1/8/29 @ 100 400,468
2,495,000 Sutter Health, Series 2025, 5.54%, 8/15/35,
Callable 2/15/35 @ 100 2,566,851
2,967,319
Health Care Providers & Services (0.8%):
275,000 AHS Hospital Corp., Series 2021, 2.78%, 7/1/51,
Callable 1/1/51 @ 100 167,956
610,000 City of Hope, Series 2013, 5.62%, 11/15/43 590,290
350,000 CommonSpirit Health, 2.78%, 10/1/30, Callable
4/1/30 @ 100 321,797
130,000 CommonSpirit Health, 3.82%, 10/1/49, Callable
4/1/49 @ 100 94,761
965,000 Corewell Health Obligated Group, Series 2019-A,
3.49%, 7/15/49, Callable 1/15/49 @ 100 681,921
2,980,000 CVS Health Corp., 1.75%, 8/21/30, Callable 5/21/30
@ 100 2,624,415
1,240,000 Duke University Health System, Inc., Series 2017,
3.92%, 6/1/47, Callable 12/1/46 @ 100 971,849
235,000 Elevance Health, Inc., 3.13%, 5/15/50, Callable
11/15/49 @ 100 149,675
236,000 Elevance Health, Inc., 5.13%, 2/15/53, Callable
8/15/52 @ 100 206,000
138,000 Elevance Health, Inc., 5.65%, 6/15/54, Callable
12/15/53 @ 100 130,022
2,462,000 HCA, Inc., 5.00%, 3/1/28, Callable 2/1/28 @ 100 2,482,257
518,000 HCA, Inc., 5.63%, 9/1/28, Callable 3/1/28 @ 100 526,046
493,000 HCA, Inc., 5.88%, 2/1/29, Callable 8/1/28 @ 100 506,131
3,035,000 HCA, Inc., 4.60%, 11/15/32, Callable 9/15/32 @
100 2,975,930
1,379,000 HCA, Inc., 5.50%, 6/1/33, Callable 3/1/33 @ 100 1,405,605
Principal Amount Value
Corporate Bonds, continued
Health Care Providers & Services, continued
$ 1,050,000 HCA, Inc., 5.45%, 9/15/34, Callable 6/15/34 @ 100 $ 1,060,753
1,044,000 HCA, Inc., 5.75%, 3/1/35, Callable 12/1/34 @ 100 1,069,681
1,119,000 HCA, Inc., 4.90%, 11/15/35, Callable 8/15/35 @
100 1,080,256
2,969,000 HCA, Inc., 3.50%, 7/15/51, Callable 1/15/51 @ 100 1,942,691
353,000 HCA, Inc., 6.10%, 4/1/64, Callable 10/1/63 @ 100 338,737
197,000 Hoag Memorial Hospital Presbyterian, 3.80%,
7/15/52, Callable 1/15/52 @ 100 149,263
410,000 Mount Nittany Medical Center Obligated Group,
Series 2022, 3.80%, 11/15/52 299,970
19,776,006
Hotels, Restaurants & Leisure (0.1%):
1,644,000 Expedia Group, Inc., 4.63%, 8/1/27, Callable 5/1/27
@ 100 1,644,490
139,000 Expedia Group, Inc., 5.40%, 2/15/35, Callable
11/15/34 @ 100 137,429
1,781,919
Household Durables (0.0%
†
):
353,000 Dr. Horton, Inc., 5.50%, 10/15/35, Callable 7/15/35
@ 100 357,989
Independent Power and Renewable Electricity Producers
(0.5%):
500,000 Vistra Operations Co. LLC, 5.05%, 12/30/26(a) 501,685
2,908,000 Vistra Operations Co. LLC, 6.95%, 10/15/33,
Callable 7/15/33 @ 100(a) 3,161,351
4,901,000 Vistra Operations Co. LLC, 6.00%, 4/15/34, Callable
1/15/34 @ 100(a) 5,048,496
3,204,000 Vistra Operations Co. LLC, 5.70%, 12/30/34,
Callable 9/30/34 @ 100(a) 3,210,837
11,922,369
Interactive Media & Services (0.6%):
2,899,000 Alphabet, Inc., 4.10%, 11/15/30, Callable 10/15/30
@ 100 2,875,877
1,525,000 Alphabet, Inc., 5.65%, 2/15/56, Callable 8/15/55
@ 100 1,514,638
3,881,000 Alphabet, Inc., 5.70%, 11/15/75, Callable 5/15/75
@ 100 3,763,693
280,000 Meta Platforms, Inc., 5.60%, 5/15/53, Callable
11/15/52 @ 100 260,700
145,000 Meta Platforms, Inc., 5.40%, 8/15/54, Callable
2/15/54 @ 100 130,972
5,684,000 Meta Platforms, Inc., 4.65%, 8/15/62, Callable
2/15/62 @ 100 4,381,665
660,000 Meta Platforms, Inc., 5.55%, 8/15/64, Callable
2/15/64 @ 100 589,163
13,516,708
IT Services (0.3%):
1,508,000 Gartner, Inc., 4.50%, 7/1/28, Callable 5/2/26 @
100(a) 1,483,908
6,014,000 Gartner, Inc., 3.63%, 6/15/29, Callable 5/2/26 @
100.91(a) 5,657,653
958,000 Gartner, Inc., 3.75%, 10/1/30, Callable 4/12/26 @
101.88(a) 875,355
8,016,916

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Media (0.5%):
$ 190,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 6.65%, 2/1/34,
Callable 11/1/33 @ 100 $ 197,022
1,134,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 6.55%, 6/1/34,
Callable 3/1/34 @ 100 1,173,776
95,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 3.50%, 3/1/42,
Callable 9/1/41 @ 100 64,724
125,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 5.75%, 4/1/48,
Callable 10/1/47 @ 100 104,063
741,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 4.80%, 3/1/50,
Callable 9/1/49 @ 100 545,402
84,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 3.70%, 4/1/51,
Callable 10/1/50 @ 100 51,643
219,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 3.90%, 6/1/52,
Callable 12/1/51 @ 100 139,170
188,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 5.25%, 4/1/53,
Callable 10/1/52 @ 100 147,419
933,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 4.40%, 12/1/61,
Callable 6/1/61 @ 100 598,036
4,168,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 3.95%, 6/30/62,
Callable 12/30/61 @ 100 2,433,174
5,165,000 Discovery Global Holdings, Inc., 3.76%, 3/15/27,
Callable 2/15/27 @ 100 5,093,981
588,000 Paramount Global, 3.70%, 10/4/26, Callable 7/4/26
@ 100 582,498
345,000 Paramount Global, 2.90%, 1/15/27, Callable
10/15/26 @ 100 339,192
678,000 Paramount Global, 5.85%, 9/1/43, Callable 3/1/43
@ 100 465,027
210,000 Paramount Global, 5.25%, 4/1/44, Callable 10/1/43
@ 100 132,701
162,000 Paramount Global, 4.90%, 8/15/44, Callable
2/15/44 @ 100 100,200
234,000 Paramount Global, 4.60%, 1/15/45, Callable
7/15/44 @ 100 139,326
220,000 Paramount Global, 4.95%, 5/19/50, Callable
11/19/49 @ 100 129,952
12,437,306
Metals & Mining (0.1%):
567,000 Glencore Funding LLC, 4.88%, 3/12/29, Callable
12/12/28 @ 100(a) 570,120
2,233,000 Glencore Funding LLC, 2.50%, 9/1/30, Callable
6/1/30 @ 100(a) 2,024,152
2,594,272
Multi-Utilities (0.1%):
1,298,000 Dominion Energy, Inc., Series B, 7.00% (H15T5Y),
6/1/54, Callable 3/3/34 @ 100 1,366,928
Principal Amount Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels (4.3%):
$ 186,000 APA Corp., 4.25%, 1/15/30, Callable 10/15/29 @
100 $ 182,306
704,000 Cameron LNG LLC, 2.90%, 7/15/31, Callable
4/15/31 @ 100(a) 645,012
2,424,000 Cameron LNG LLC, 3.30%, 1/15/35, Callable
9/15/34 @ 100(a) 2,101,223
524,000 Cameron LNG LLC, 3.40%, 1/15/38, Callable
7/15/37 @ 100(a) 455,057
5,136,000 Cheniere Corpus Christi Holdings LLC, 5.13%,
6/30/27, Callable 1/1/27 @ 100 5,163,190
5,461,000 Cheniere Corpus Christi Holdings LLC, 3.70%,
11/15/29, Callable 5/18/29 @ 100 5,284,828
4,308,000 Cheniere Energy Partners, LP, 5.95%, 6/30/33,
Callable 12/30/32 @ 100 4,508,994
1,614,000 Cheniere Energy Partners, LP, 5.75%, 8/15/34,
Callable 2/15/34 @ 100 1,660,038
6,786,000 Cheniere Energy, Inc., 5.65%, 4/15/34, Callable
10/15/33 @ 100 6,979,571
2,527,000 Diamondback Energy, Inc., 3.50%, 12/1/29, Callable
9/1/29 @ 100 2,438,985
2,990,000 Diamondback Energy, Inc., 3.13%, 3/24/31, Callable
12/24/30 @ 100 2,768,540
844,000 Diamondback Energy, Inc., 4.25%, 3/15/52, Callable
9/15/51 @ 100 643,991
2,280,000 Diamondback Energy, Inc., 5.75%, 4/18/54, Callable
10/18/53 @ 100 2,145,608
270,000 Energy Transfer LP, 6.40%, 12/1/30, Callable
10/1/30 @ 100 287,859
2,409,000 Energy Transfer, LP, 5.95%, 5/15/54, Callable
11/15/53 @ 100 2,261,846
6,513,000 EQT Corp., 3.90%, 10/1/27, Callable 7/1/27 @ 100 6,459,163
5,138,000 EQT Corp., 5.70%, 4/1/28, Callable 3/1/28 @ 100 5,249,438
1,958,000 EQT Corp., 4.50%, 1/15/29, Callable 7/15/28 @ 100 1,952,273
3,239,000 EQT Corp., 5.00%, 1/15/29, Callable 7/15/28 @
100^ 3,251,146
5,600,000 EQT Corp., 7.00%, 2/1/30, Callable 11/1/29 @ 100 5,979,562
4,856,000 EQT Corp., 7.50%, 6/1/30, Callable 12/1/29 @ 100 5,278,001
17,366,000 EQT Corp., 4.75%, 1/15/31, Callable 7/15/30 @ 100 17,260,067
3,436,000 EQT Corp., 3.63%, 5/15/31, Callable 5/15/30 @
100(a) 3,191,144
9,202,000 Expand Energy Corp., 5.70%, 1/15/35, Callable
10/15/34 @ 100 9,312,176
563,000 Hess Corp., 5.80%, 4/1/47, Callable 10/1/46 @ 100 565,049
350,000 Repsol E&P Capital Markets US LLC, 4.81%,
9/16/28, Callable 8/16/28 @ 100(a) 350,729
820,000 Repsol E&P Capital Markets US LLC, 5.20%,
9/16/30, Callable 8/16/30 @ 100(a) 826,546
1,080,000 Repsol E&P Capital Markets US LLC, 5.98%,
9/16/35, Callable 6/16/35 @ 100(a) 1,096,104
3,000 Sabine Pass Liquefaction LLC, 4.20%, 3/15/28,
Callable 9/15/27 @ 100 2,981
2,458,098 Sabine Pass Liquefaction LLC, 5.90%, 9/15/37,
Callable 3/15/37 @ 100 2,547,676
365,000 Targa Resources Corp., 5.20%, 7/1/27, Callable
6/1/27 @ 100 368,811
1,677,000 Targa Resources Corp., 4.20%, 2/1/33, Callable
11/1/32 @ 100 1,582,706

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$ 1,894,000 Targa Resources Partners LP/Targa Resources
Partners Finance Corp., 5.50%, 3/1/30, Callable
4/12/26 @ 101.83 $ 1,907,387
760,000 Viper Energy Partners LLC, 4.90%, 8/1/30, Callable
7/1/30 @ 100 760,000
725,000 Viper Energy Partners LLC, 5.70%, 8/1/35, Callable
5/1/35 @ 100 730,437
106,198,444
Passenger Airlines (0.0%
†
):
256,760 United Airlines Pass Through Trust, Series 2019-1,
Class AA, 4.15%, 8/25/31 249,805
Pharmaceuticals (0.0%
†
):
163,000 Pfizer, Inc., 4.00%, 12/15/36 149,097
152,000 Pfizer, Inc., 4.30%, 6/15/43 128,987
752,000 Pfizer, Inc., 2.70%, 5/28/50, Callable 11/28/49 @
100 457,554
735,638
Residential REITs (0.1%):
2,947,019 AT&T Reign II Multi-Property Lease-Backed Pass-
Through Trust, 6.09%, 12/15/44(a) 2,929,467
Retail REITs (0.2%):
5,602,000 Store Capital LLC, 2.75%, 11/18/30, Callable
8/18/30 @ 100 5,044,993
Semiconductors & Semiconductor Equipment (0.8%):
2,157,000 Broadcom, Inc., 5.05%, 7/12/29, Callable 6/12/29
@ 100 2,198,708
1,337,000 Broadcom, Inc., 4.35%, 2/15/30, Callable 12/15/29
@ 100 1,329,251
130,000 Broadcom, Inc., 4.55%, 2/15/32, Callable 12/15/31
@ 100 128,648
4,744,000 Broadcom, Inc., 4.30%, 11/15/32, Callable 8/15/32
@ 100 4,621,031
453,000 Broadcom, Inc., 3.42%, 4/15/33, Callable 1/15/33
@ 100 413,578
4,370,000 Broadcom, Inc., 3.19%, 11/15/36, Callable 8/15/36
@ 100(a) 3,634,900
1,572,000 Broadcom, Inc., 4.93%, 5/15/37, Callable 2/15/37
@ 100(a) 1,518,560
1,130,000 Broadcom, Inc., 4.90%, 2/15/38, Callable 11/15/37
@ 100 1,084,822
286,000 Foundry Jv Holdco LLC, 6.25%, 1/25/35, Callable
10/25/34 @ 100(a) 299,245
415,000 Foundry JV Holdco LLC, 5.90%, 1/25/33, Callable
11/25/32 @ 100(a) 426,590
200,000 Foundry JV Holdco LLC, 6.10%, 1/25/36, Callable
10/24/35 @ 100(a) 205,038
200,000 Foundry JV Holdco LLC, 6.20%, 1/25/37, Callable
10/25/36 @ 100(a) 206,201
2,708,000 Foundry JV Holdco LLC, 6.40%, 1/25/38, Callable
10/25/37 @ 100(a) 2,821,205
494,000 TSMC Arizona Corp., 4.25%, 4/22/32, Callable
1/22/32 @ 100 489,496
19,377,273
Software (1.1%):
2,606,000 AppLovin Corp., 5.13%, 12/1/29, Callable 11/1/29
@ 100 2,618,290
Principal Amount Value
Corporate Bonds, continued
Software, continued
$ 2,347,000 AppLovin Corp., 5.38%, 12/1/31, Callable 10/1/31
@ 100 $ 2,364,652
562,000 AppLovin Corp., 5.50%, 12/1/34, Callable 9/1/34
@ 100 555,458
3,289,000 AppLovin Corp., 5.95%, 12/1/54, Callable 6/1/54
@ 100 2,970,253
2,424,000 Microsoft Corp., 2.92%, 3/17/52, Callable 9/17/51
@ 100 1,554,446
987,000 Oracle Corp., 4.38%, 5/15/55, Callable 11/15/54
@ 100 652,666
4,836,000 Oracle Corp., 5.95%, 9/26/55, Callable 3/26/55
@ 100 4,060,165
891,000 Oracle Corp., 6.70%, 2/4/56, Callable 8/4/55 @ 100 821,326
1,381,000 Oracle Corp., 3.85%, 4/1/60, Callable 10/1/59 @
100 801,193
4,655,000 Oracle Corp., 4.10%, 3/25/61, Callable 9/25/60
@ 100 2,842,878
193,000 Oracle Corp., 6.10%, 9/26/65, Callable 3/26/65
@ 100 158,630
1,658,000 Salesforce, Inc., 4.50%, 3/15/28, Callable 2/15/28
@ 100 1,657,491
3,216,000 Salesforce, Inc., 5.20%, 3/15/33, Callable 1/15/33
@ 100 3,203,834
1,610,000 Salesforce, Inc., 5.55%, 3/15/36, Callable 12/15/35
@ 100 1,598,524
25,859,806
Specialized REITs (2.4%):
4,283,000 American Tower Corp., 5.80%, 11/15/28, Callable
10/15/28 @ 100 4,415,092
5,557,000 American Tower Corp., 1.88%, 10/15/30, Callable
7/15/30 @ 100 4,903,841
2,511,000 American Tower Corp., 2.70%, 4/15/31, Callable
1/15/31 @ 100 2,275,313
1,317,000 Crown Castle, Inc., 3.65%, 9/1/27, Callable 6/1/27
@ 100 1,301,118
964,000 Crown Castle, Inc., 5.00%, 1/11/28, Callable
12/11/27 @ 100 970,807
366,000 Crown Castle, Inc., 3.80%, 2/15/28, Callable
11/15/27 @ 100 360,605
598,000 Crown Castle, Inc., 4.80%, 9/1/28, Callable 8/1/28
@ 100 600,517
6,302,000 Equinix, Inc., 2.00%, 5/15/28, Callable 3/15/28
@ 100 5,992,988
4,727,000 Equinix, Inc., 3.90%, 4/15/32, Callable 1/15/32
@ 100 4,447,937
1,700,000 Extra Space Storage, LP, 5.40%, 2/1/34, Callable
11/1/33 @ 100 1,711,749
23,189,000 VICI Properties LP, 4.75%, 2/15/28, Callable
1/15/28 @ 100 23,217,128
4,898,000 VICI Properties LP, 4.75%, 4/1/28, Callable 3/1/28
@ 100 4,904,181
1,675,000 VICI Properties LP/VICI Note Co., Inc., 5.75%,
2/1/27, Callable 11/1/26 @ 100(a) 1,678,695
129,000 VICI Properties LP/VICI Note Co., Inc., 3.75%,
2/15/27, Callable 5/2/26 @ 100(a) 128,045
1,825,000 VICI Properties, LP, 6.13%, 4/1/54, Callable 10/1/53
@ 100 1,742,143
58,650,159

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Technology Hardware, Storage & Peripherals (0.0%
†
):
$ 1,119,000 Apple, Inc., 2.65%, 2/8/51, Callable 8/8/50 @ 100 $ 669,673
Tobacco (0.8%):
366,000 Altria Group, Inc., 6.20%, 11/1/28, Callable 10/1/28
@ 100 381,035
1,738,000 Altria Group, Inc., 4.80%, 2/14/29, Callable
11/14/28 @ 100 1,752,486
153,000 Altria Group, Inc., 5.25%, 8/6/35, Callable 5/6/35
@ 100 152,094
4,011,000 Altria Group, Inc., 3.70%, 2/4/51, Callable 8/4/50
@ 100 2,749,416
2,758,000 BAT Capital Corp., 3.56%, 8/15/27, Callable 5/15/27
@ 100 2,727,783
3,676,000 BAT Capital Corp., 2.26%, 3/25/28, Callable 1/25/28
@ 100 3,528,464
3,456,000 BAT Capital Corp., 4.76%, 9/6/49, Callable 3/6/49
@ 100 2,836,045
6,149,000 BAT Capital Corp., 5.65%, 3/16/52, Callable 9/16/51
@ 100 5,678,823
19,806,146
Transportation Infrastructure (0.0%
†
):
313,909 Union Pacific Railroad Co. Pass Through Trust,
Series 2014-1, 3.23%, 5/14/26 313,622
Wireless Telecommunication Services (0.2%):
1,424,000 T-Mobile USA, Inc., 2.05%, 2/15/28, Callable
12/15/27 @ 100 1,365,968
369,000 T-Mobile USA, Inc., 3.38%, 4/15/29, Callable
4/12/26 @ 100.84 357,837
443,000 T-Mobile USA, Inc., 3.60%, 11/15/60, Callable
5/15/60 @ 100 286,913
2,984,000 T-Mobile USA, Inc., 5.80%, 9/15/62, Callable
3/15/62 @ 100 2,854,384
4,865,102
Total Corporate Bonds (Cost $627,103,267) 621,468,635
Foreign Bond (0.0%
†
):
Electric Utilities (0.0%
†
):
140,000 Ne Property BV, 3.88%, 9/30/33, Callable 6/30/33
@ 100, MTN(a) 155,522
Total Foreign Bond (Cost $164,254) 155,522
Yankee Debt Obligations (1.9%):
Banks (0.1%):
200,000 Banco Nacional de Panama, 2.50%, 8/11/30,
Callable 5/11/30 @ 100(a) 176,500
200,000 Bank Gospodarstwa Krajowego, 6.25%, 10/31/28(a) 209,456
731,000 Bank Gospodarstwa Krajowego, 5.75%, 7/9/34(a) 751,458
200,000 Corp Financiera de Desarrollo SA, 5.50%, 5/6/30,
Callable 4/6/30 @ 100(a) 203,149
322,000 Gaci First Investment Co., 5.13%, 2/14/53, Callable
8/14/52 @ 100(a) 270,014
348,000 Intercorp Peru, Ltd., 3.88%, 8/15/29, Callable
5/15/29 @ 100^(a) 333,772
1,944,349
Broadline Retail (0.0%
†
):
228,000 Prosus NV, 4.19%, 1/19/32, Callable 10/19/31 @
100(a) 215,403
Principal Amount Value
Yankee Debt Obligations, continued
Capital Markets (0.1%):
$ 272,000 Abu Dhabi Developmental Holding Co. PJSC,
5.38%, 5/8/29, Callable 4/8/29 @ 100(a) $ 275,674
329,000 Ma'aden Sukuk, Ltd., 5.25%, 2/13/30, Callable
1/13/30 @ 100(a) 331,804
265,000 Ma'aden Sukuk, Ltd., 5.50%, 2/13/35, Callable
11/13/34 @ 100(a) 266,004
873,482
Chemicals (0.1%):
860,000 Equate Petrochemical Co. KSCC, 4.25%, 11/3/26(a) 850,385
625,000 Freeport Indonesia PT, Registered Shares, 4.76%,
4/14/27, Callable 3/14/27 @ 100(a) 623,064
213,000 Freeport Indonesia PT, 5.32%, 4/14/32, Callable
1/14/32 @ 100(a) 212,260
761,000 SABIC Capital II BV, 4.50%, 10/10/28(a) 750,041
515,000 Sociedad Quimica y Minera de Chile SA, 4.25%,
1/22/50, Callable 7/22/49 @ 100(a) 387,234
2,822,984
Commercial Services & Supplies (0.0%
†
):
100,000 Embraer Netherlands Finance BV, 5.98%, 2/11/35,
Callable 11/11/34 @ 100 102,938
Diversified REITs (0.0%
†
):
312,000 Gerdau Trade, Inc., 5.75%, 6/9/35, Callable 3/9/35
@ 100 319,020
Electric Utilities (0.2%):
340,000 Kallpa Generacion SA, 5.88%, 1/30/32, Callable
11/30/31 @ 100(a) 349,263
375,000 Korea Mine Rehabilitation Mineral Resources Corp.,
4.88%, 4/13/31(a) 373,826
306,000 Minejesa Capital BV, 5.63%, 8/10/37(a) 291,036
2,110,000 NTT Finance Corp., 5.17%, 7/16/32, Callable
5/16/32 @ 100(a) 2,121,371
470,000 Pertamina Persero PT, 3.10%, 1/21/30, Callable
10/21/29 @ 100(a) 436,512
204,000 Pertamina Persero PT, 6.45%, 5/30/44(a) 205,076
910,000 Philippine Government International Bond, 1.65%,
6/10/31 779,077
150,000 Pluspetrol Camisea SA/Pluspetrol Lote 56 SA,
6.24%, 7/3/36, Callable 4/3/36 @ 100(a) 155,479
481,000 Republic of Poland Government International Bond,
Series 30Y, 5.50%, 4/4/53, Callable 10/4/52 @ 100 441,856
5,153,496
Electrical Equipment (0.0%
†
):
407,000 LG Energy Solution, Ltd., 5.25%, 4/2/31(a) 407,062
Financial Services (0.1%):
962,000 Consorcio Transmantaro SA, 4.70%, 4/16/34(a) 933,923
500,000 Latvia Government International Bond, 5.13%,
7/30/34(a) 500,719
305,000 Oman Government International Bond, 6.75%,
10/28/27(a) 312,729
281,632 Oriental Republic of Uruguay, 5.25%, 9/10/60,
Callable 3/10/60 @ 100 254,357
2,001,728
Food Products (0.0%
†
):
897,000 Grupo Bimbo SAB de CV, 4.00%, 9/6/49(a) 680,384

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Yankee Debt Obligations, continued
Health Care Equipment & Supplies (0.0%
†
):
$ 402,000 Corp. Financiera de Desarrollo SA, 5.95%, 4/30/29,
Callable 3/30/29 @ 100(a) $ 414,815
Hotels, Restaurants & Leisure (0.0%
†
):
655,000 Royal Caribbean Cruises, Ltd., 5.38%, 1/15/36,
Callable 10/15/35 @ 100 642,776
Independent Power and Renewable Electricity Producers
(0.0%
†
):
252,047 AES Panama Generation Holdings SRL, 4.38%,
5/31/30, Callable 2/28/30 @ 100(a) 233,144
506,000 Colbun SA, 3.15%, 1/19/32, Callable 10/19/31 @
100(a) 448,970
682,114
Industrial Conglomerates (0.0%
†
):
344,000 CK Hutchison International 23, Ltd., 4.75%,
4/21/28, Callable 3/21/28 @ 100(a) 346,573
Insurance (0.1%):
393,000 Mexico City Airport Trust, 5.50%, 10/31/46,
Callable 4/30/46 @ 100(a) 326,960
750,000 Nippon Life Insurance Co., 4.75%, 4/2/31, Callable
3/2/31 @ 100(a) 751,704
350,000 Nippon Life Insurance Co., 5.05%, 4/2/33, Callable
2/2/33 @ 100(a) 350,686
1,429,350
Metals & Mining (0.4%):
5,765,000 Anglo American Capital PLC, 2.88%, 3/17/31,
Callable 12/17/30 @ 100(a) 5,260,101
923,000 Anglo American Capital PLC, 5.50%, 5/2/33,
Callable 2/2/33 @ 100(a) 935,493
1,006,000 Anglo American Capital PLC, 4.75%, 3/16/52,
Callable 9/16/51 @ 100(a) 820,158
535,000 Anglo American Capital PLC, 6.00%, 4/5/54,
Callable 10/5/53 @ 100(a) 518,895
725,000 Antofagasta PLC, 2.38%, 10/14/30, Callable
7/14/30 @ 100(a) 650,061
269,000 Antofagasta PLC, 6.25%, 5/2/34, Callable 2/2/34
@ 100(a) 279,460
239,000 Corp Nacional del Cobre de Chile, Registered Shares,
6.44%, 1/26/36, Callable 10/26/35 @ 100(a) 251,260
1,058,000 Corp. Nacional del Cobre de Chile, Registered
Shares, 3.63%, 8/1/27, Callable 5/1/27 @ 100(a) 1,045,061
319,000 Nexa Resources SA, 6.75%, 4/9/34, Callable 1/9/34
@ 100^(a) 332,207
10,092,696
Mortgage Real Estate Investment Trusts (REITs) (0.0%
†
):
195,000 Fondo Mivivienda SA, 5.40%, 3/31/31, Callable
2/28/31 @ 100(a) 194,926
316,000 MFB Magyar Fejlesztesi Bank Zrt, 6.50%, 6/29/28(a) 324,295
140,000 Vale Overseas, Ltd., 6.40%, 6/28/54, Callable
12/28/53 @ 100 140,377
659,598
Multi-Utilities (0.0%
†
):
219,000 MVM Energetika Zrt, 7.50%, 6/9/28, Callable 3/9/28
@ 100(a) 227,177
Oil, Gas & Consumable Fuels (0.2%):
915,000 EIG Pearl Holdings Sarl, 4.39%, 11/30/46(a) 722,850
Principal Amount Value
Yankee Debt Obligations, continued
Oil, Gas & Consumable Fuels, continued
$ 285,000 Empresa Nacional del Petroleo, 6.15%, 5/10/33,
Callable 2/10/33 @ 100(a) $ 292,402
200,000 Empresa Nacional del Petroleo, 5.95%, 7/30/34,
Callable 4/30/34 @ 100(a) 201,682
710,432 Galaxy Pipeline Assets Bidco, Ltd., 2.94%,
9/30/40(a) 574,108
495,000 QatarEnergy, 2.25%, 7/12/31, Callable 4/12/31 @
100(a) 434,475
200,000 QazaqGaz NC JSC, Registered Shares, 4.38%,
9/26/27(a) 198,416
623,000 Saudi Arabian Oil Co., 3.25%, 11/24/50, Callable
5/24/50 @ 100(a) 385,694
383,000 Saudi Arabian Oil Co., 5.88%, 7/17/64, Callable
1/17/64 @ 100(a) 346,437
604,000 Saudi Arabian Oil Co., 3.50%, 11/24/70, Callable
5/24/70 @ 100(a) 358,276
3,514,340
Paper & Forest Products (0.0%
†
):
381,000 Suzano Austria GmbH, 3.75%, 1/15/31, Callable
10/15/30 @ 100 352,287
Passenger Airlines (0.0%
†
):
577,000 Empresa de Transporte de Pasajeros Metro SA,
4.70%, 5/7/50, Callable 11/7/49 @ 100(a) 482,797
Semiconductors & Semiconductor Equipment (0.0%
†
):
617,000 NXP BV/NXP Funding LLC/NXP USA, Inc., 4.30%,
6/18/29, Callable 3/18/29 @ 100 610,386
200,000 SK Hynix, Inc., Registered Shares, 6.50%,
1/17/33(a) 218,033
828,419
Sovereign Bond (0.6%):
434,000 Abu Dhabi Government International Bond, 3.88%,
4/16/50(a) 323,681
825,733 Chile Government International Bond, 4.95%,
1/5/36, Callable 10/5/35 @ 100 815,997
425,000 Hungary Government International Bond, 5.25%,
6/16/29(a) 425,204
200,000 Hungary Government International Bond, 6.00%,
9/26/35(a) 202,226
134,000 Hungary Government International Bond, Series
30Y, 7.63%, 3/29/41 151,321
236,000 Indonesia Government International Bond, 7.75%,
1/17/38(a) 279,266
449,000 Kazakhstan Government International Bond, 6.50%,
7/21/45(a) 478,385
486,000 Kuwait International Government Bond, 4.14%,
10/9/30(a) 478,082
200,000 Mexico Government International Bond, 3.75%,
1/11/28 197,327
559,000 Mexico Government International Bond, 4.75%,
4/27/32, Callable 1/27/32 @ 100 537,134
250,000 Mexico Government International Bond, 5.38%,
3/22/33, Callable 1/22/33 @ 100 243,833
296,000 Mexico Government International Bond, 6.13%,
2/9/38, Callable 11/9/37 @ 100 288,822
320,000 Mexico Government International Bond, 6.75%,
2/9/56, Callable 8/9/55 @ 100 310,032

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Yankee Debt Obligations, continued
Sovereign Bond, continued
$ 322,000 Mexico Government International Bond, 5.75%,
10/12/10 $ 262,114
502,000 Peruvian Government International Bond, 2.78%,
1/23/31, Callable 10/23/30 @ 100 459,260
232,000 Peruvian Government International Bond, 1.86%,
12/1/32, Callable 9/1/32 @ 100 191,251
135,000 Peruvian Government International Bond, 3.00%,
1/15/34, Callable 10/15/33 @ 100 115,511
3,600,000 Province of British Columbia Canada, 4.75%,
6/12/34 3,655,717
200,000 Qatar Government International Bond, 3.75%,
4/16/30(a) 193,596
200,000 Qatar Government International Bond, Registered
Shares, 5.10%, 4/23/48 183,590
324,000 Romanian Government International Bond, 5.25%,
11/25/27(a) 323,386
150,000 Romanian Government International Bond,
Registered Shares, 6.63%, 2/17/28(a) 153,012
314,000 Romanian Government International Bond,
Registered Shares, 5.88%, 1/30/29(a) 315,840
190,000 Romanian Government International Bond,
Registered Shares, 2.50%, 2/8/30, MTN(a) 202,948
430,000 Romanian Government International Bond, 3.63%,
3/27/32(a) 376,543
130,000 Romanian Government International Bond, 7.13%,
1/17/33(a) 135,807
366,000 Romanian Government International Bond, 5.75%,
7/4/36(a) 338,656
212,000 Saudi Government International Bond, 2.75%,
2/3/32(a) 188,527
200,000 Saudi Government International Bond, Registered
Shares, 3.25%, 11/17/51, MTN(a) 125,084
478,000 Saudi Government International Bond, 3.75%,
1/21/55(a) 321,699
320,000 Saudi Government International Bond, 5.88%,
1/12/56(a) 303,545
683,214 Uruguay Government International Bond, 5.75%,
10/28/34, Callable 7/28/34 @ 100 713,450
13,290,846
Wireless Telecommunication Services (0.0%
†
):
280,000 Bharti Airtel, Ltd., 3.25%, 6/3/31, Callable 3/5/31
@ 100(a) 262,628
Total Yankee Debt Obligations (Cost $48,319,410) 47,747,262
Municipal Bonds (0.5%):
Arizona (0.1%):
1,045,000 Maricopa County Industrial Development Authority
Revenue, 7.38%, 10/1/29, Continuously Callable
@100 1,099,381
California (0.1%):
905,000 California State University Revenue, Series B, Class
B, 2.72%, 11/1/52 586,720
435,000 State of California, GO, 7.50%, 4/1/34 500,444
440,000 University of California Revenue, Series BF, Class
BF, 2.65%, 5/15/50, Continuously Callable @100 273,076
347,000 University of California Revenue, Series AQ, Class
AQ, 4.77%, 5/15/15 281,670
Principal Amount Value
Municipal Bonds, continued
California, continued
$ 50,000 University of California Revenue, Series AD, 4.86%,
5/15/12 $ 40,872
1,682,782
Louisiana (0.1%):
2,870,000 Louisiana Local Government Environmental Facilities
& Community Development Authority Revenue,
Series A1-A3, 5.05%, 12/1/34 2,940,249
Massachusetts (0.1%):
2,035,000 Massachusetts Educational Financing Authority
Revenue, Series A, 6.35%, 7/1/49, Continuously
Callable @100 2,127,515
Michigan (0.0%
†
):
801,000 University of Michigan Revenue, Series B, Class B,
3.50%, 4/1/52, Continuously Callable @100 594,260
Minnesota (0.0%
†
):
406,000 University of Minnesota Revenue, 4.05%, 4/1/52 328,422
New Jersey (0.0%
†
):
575,000 New Jersey Transportation Trust Fund Authority
Revenue, Series B, 6.56%, 12/15/40 630,656
New York (0.1%):
1,045,000 New York State Dormitory Authority Revenue,
Series C, 2.05%, 3/15/30 966,025
1,420,000 New York State Dormitory Authority Revenue,
Series C, Class C, 2.15%, 3/15/31 1,285,524
165,000 United Nations Development Corp. Revenue, Series
A, Class A, 6.01%, 8/1/40, Continuously Callable
@100 175,851
2,427,400
Oklahoma (0.0%
†
):
255,000 Oklahoma Development Finance Authority Revenue,
Series A2, Class A2, 4.62%, 6/1/44 244,441
Texas (0.0%
†
):
430,000 State of Texas, GO, Series B, Class B, 2.75%,
10/1/41, Continuously Callable @100 318,530
Total Municipal Bonds (Cost $13,269,612) 12,393,636
U.S. Government Agency Mortgages (37.4%):
Government National Mortgage Association (6.5%):
4,049 4.50%, 9/15/33, Pool #615516 4,010
16,675 5.00%, 12/15/33, Pool #783571 17,088
6,845 6.50%, 8/20/38, Pool #4223 7,280
2,588 6.50%, 10/15/38, Pool #673213 2,753
3,721 6.50%, 11/20/38, Pool #4292 3,958
7,633 6.50%, 12/15/38, Pool #782510 8,111
67,052 5.00%, 1/15/39, Pool #782557 68,370
47,566 5.00%, 4/15/39, Pool #782619 48,684
35,795 5.00%, 4/15/39, Pool #711939 36,586
4,477 4.00%, 4/20/39, Pool #4422 4,315
4,578 5.00%, 6/15/39, Pool #782696 4,686
16,108 4.00%, 7/20/39, Pool #4494 15,523
27,663 5.00%, 10/20/39, Pool #4559 28,147
3,119 4.50%, 12/20/39, Pool #4598 3,114
8,434 4.50%, 1/15/40, Pool #728627 8,418
3,801 4.50%, 1/20/40, Pool #4617 3,795
3,119 4.50%, 2/20/40, Pool #4636 3,111
24,388 5.00%, 5/15/40, Pool #782958 24,866

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Government National Mortgage Association, continued
$ 199 4.50%, 5/20/40, Pool #4696 $ 198
14,766 5.00%, 6/15/40, Pool #697862 15,047
146,813 4.50%, 7/15/40, Pool #733795 143,472
17,107 4.50%, 7/15/40, Pool #745793 16,657
7,798 4.50%, 7/20/40, Pool #4746 7,705
14,141 4.50%, 8/20/40, Pool #4771 13,973
4,254 4.00%, 9/20/40, Pool #4800 4,144
8,591 4.50%, 9/20/40, Pool #748948 8,531
31,803 4.50%, 10/15/40, Pool #783609 31,687
111,304 4.00%, 10/20/40, Pool #4833 108,443
14,385 4.50%, 10/20/40, Pool #4834 14,214
209,120 4.00%, 11/20/40, Pool #4853 203,744
103,301 4.00%, 12/20/40, Pool #4882 100,644
61,965 4.00%, 1/15/41, Pool #759138 59,224
92,454 4.00%, 1/20/41, Pool #4922 90,076
10,046 4.50%, 2/15/41, Pool #738019 9,888
450,659 4.00%, 2/20/41, Pool #742887 438,200
1,577 4.00%, 2/20/41, Pool #4945 1,536
31,097 4.00%, 3/15/41, Pool #762838 29,721
2,278 5.00%, 4/20/41, Pool #5018 2,276
5,015 5.00%, 6/20/41, Pool #5083 5,011
37,119 4.50%, 6/20/41, Pool #783590 37,078
55,919 4.00%, 7/20/41, Pool #742895 53,907
2,659 5.00%, 7/20/41, Pool #5116 2,656
86,879 4.50%, 7/20/41, Pool #5115 86,239
25,778 4.50%, 7/20/41, Pool #783584 25,750
27,194 4.50%, 11/15/41, Pool #783610 27,860
73,521 3.50%, 1/15/42, Pool #553461 69,684
105,210 4.00%, 4/20/42, Pool #MA0023 102,358
44,494 5.00%, 7/20/42, Pool #MA0223 44,862
104,774 3.50%, 4/15/43, Pool #AD2334 99,430
200,927 3.50%, 4/20/43, Pool #MA0934 189,999
114,197 3.50%, 5/20/43, Pool #MA1012 107,987
9,903 4.00%, 7/20/43, Pool #MA1158 9,635
389,190 4.50%, 6/20/44, Pool #MA1997 378,504
6,762 4.00%, 8/20/44, Pool #AJ2723 6,547
12,034 4.00%, 8/20/44, Pool #AI4167 11,651
8,165 4.00%, 8/20/44, Pool #AJ4687 7,906
314,555 4.00%, 8/20/44, Pool #MA2149 303,863
15,305 3.00%, 12/20/44, Pool #MA2444 14,016
172,834 5.00%, 12/20/44, Pool #MA2448 172,667
184,316 3.00%, 2/15/45, Pool #784439 168,049
805,521 3.50%, 5/20/45, Pool #MA2826 759,051
106,162 5.00%, 12/20/45, Pool #MA3313 106,059
4,084,172 3.50%, 3/20/46, Pool #MA3521 3,814,846
778,888 3.50%, 5/20/46, Pool #MA3663 727,533
262,292 3.50%, 7/20/46, Pool #MA3803 244,940
1,058,987 3.50%, 9/20/46, Pool #MA3937 988,927
115,412 3.50%, 10/20/46, Pool #AX4344 107,952
72,125 3.50%, 10/20/46, Pool #AX4345 67,271
5,763 4.00%, 10/20/46, Pool #AQ0542 5,538
43,218 3.50%, 10/20/46, Pool #AX4341 40,595
58,583 3.50%, 10/20/46, Pool #AX4342 54,892
46,162 3.50%, 10/20/46, Pool #AX4343 43,526
67,531 4.50%, 3/15/47, Pool #AZ8560 65,266
53,179 4.50%, 4/15/47, Pool #AZ8597 51,388
77,560 4.50%, 4/15/47, Pool #AZ8596 76,066
50,468 4.50%, 5/15/47, Pool #BA7888 49,496
995,033 4.00%, 6/20/47, Pool #MA4511 955,189
Principal Amount Value
U.S. Government Agency Mortgages, continued
Government National Mortgage Association, continued
$ 9,586 4.00%, 9/15/47, Pool #BC5919 $ 9,164
12,258 4.00%, 10/15/47, Pool #BD3187 11,728
14,046 4.00%, 10/15/47, Pool #BE1031 13,153
12,175 4.00%, 11/15/47, Pool #BE1030 11,680
774,742 4.00%, 11/20/47, Pool #MA4838 743,726
13,897 4.00%, 12/15/47, Pool #BE4664 13,013
384,027 4.00%, 12/20/47, Pool #MA4901 365,603
12,914 4.00%, 1/15/48, Pool #BE0204 12,362
19,589 4.00%, 1/15/48, Pool #BE0143 18,343
156,735 4.50%, 9/20/48, Pool #BD0560 151,602
310,430 4.50%, 3/20/49, Pool #MA5818 305,527
13,328 4.50%, 4/20/49, Pool #MA5877 13,118
139,170 4.50%, 5/20/49, Pool #MA5932 136,974
451,231 3.00%, 4/20/50, Pool #MA6599
404,290
260,377 4.50%, 4/20/50, Pool #MA6602 256,323
201,432 4.00%, 5/20/50, Pool #MA6658 191,907
58,188 3.00%, 5/20/50, Pool #MA6656 52,103
1,422,058 Class LP , Series 2020-127, 1.50%, 6/20/50 1,152,353
4,577,703 2.00%, 8/20/50, Pool #MA6818 3,779,481
1,022,253 3.00%, 10/20/50, Pool #MA6932 914,893
807,906 2.00%, 11/20/50, Pool #MA6994 666,588
14,382,453 2.00%, 12/20/50, Pool #MA7051 11,866,679
9,991,074 2.00%, 1/20/51, Pool #MA7135 8,243,431
938,766 3.00%, 1/20/51, Pool #MA7137 841,169
1,516,719 2.00%, 2/20/51, Pool #MA7192 1,251,413
4,447,858 2.50%, 4/20/51, Pool #MA7312 3,827,692
4,991,662 3.00%, 6/20/51, Pool #MA7419 4,463,979
6,485,927 3.00%, 8/20/51, Pool #MA7535 5,794,234
2,326,200 2.50%, 10/20/51, Pool #MA7649 2,001,272
1,608,362 3.00%, 12/20/51, Pool #MA7768 1,436,896
1,594,241 2.50%, 12/20/51, Pool #MA7767 1,371,572
67,833 3.00%, 1/20/52, Pool #MA7828 60,665
6,832,885 3.50%, 5/20/52, Pool #MA8044 6,297,776
3,727,758 2.50%, 5/20/52, Pool #MA8042 3,206,939
14,664,981 2.50%, 6/20/52, Pool #MA8097 12,620,608
4,198,743 2.50%, 7/20/52, Pool #MA8147 3,613,430
175,677 2.50%, 8/20/52, Pool #MA8197 151,202
1,011,517 3.50%, 9/20/52, Pool #MA8266 934,495
184,511 3.50%, 10/20/52, Pool #MA8345 170,448
973,609 2.50%, 12/20/52, Pool #MA8485 837,995
3,958,510 4.00%, 12/20/52, Pool #MA8488 3,716,723
3,124,991 2.50%, 1/20/53, Pool #MA8564 2,689,832
181,668 6.00%, 4/20/53, Pool #CT7444 186,275
18,222,000 5.50%, 4/20/56, TBA 18,327,346
4,219,000 6.50%, 4/20/56, TBA 4,383,805
10,170,000 4.50%, 4/20/56, TBA 9,814,050
17,484,000 5.00%, 4/20/56, TBA 17,298,233
1,960,000 4.00%, 4/20/56, TBA 1,835,356
1,303,000 3.00%, 4/20/56, TBA 1,162,978
9,959,000 6.00%, 4/20/56, TBA 10,123,946
159,430,759
Federal Home Loan Mortgage Corporation (9.1%):
10,906 3.00%, 9/1/27, Pool #U70060 10,834
7,950 3.00%, 7/1/28, Pool #U79018 7,883
4,403,831 Class XFX , Series KL06, 1.36%, 12/25/29, Callable
9/25/29 @ 100.00 158,385
6,866 3.00%, 1/1/30, Pool #V60696 6,627
9,781 3.00%, 1/1/30, Pool #V60724 9,512
16,180 2.50%, 3/1/30, Pool #V60770 15,475

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$ 26,388 2.50%, 5/1/30, Pool #V60796 $ 25,715
32,451 3.00%, 5/1/30, Pool #J31689 31,858
17,227 2.50%, 5/1/30, Pool #J31418 16,769
38,841 2.50%, 5/1/30, Pool #J31728 37,821
63,469 3.00%, 6/1/30, Pool #V60840 62,398
1,264 2.50%, 7/1/30, Pool #J32491 1,227
6,987 2.50%, 7/1/30, Pool #J32204 6,692
5,649 2.50%, 7/1/30, Pool #J32209 5,498
1,720 2.50%, 7/1/30, Pool #V60905 1,678
31,908 3.00%, 7/1/30, Pool #G15520 31,226
3,687 3.00%, 7/1/30, Pool #J32181 3,622
23,643 2.50%, 8/1/30, Pool #V60902 22,953
4,110 3.00%, 8/1/30, Pool #J32436 4,017
29,105 2.50%, 8/1/30, Pool #V60886 28,286
6,005 3.00%, 8/1/30, Pool #V60909 5,898
23,988 2.50%, 9/1/30, Pool #V60903 23,277
74,517 2.50%, 9/1/30, Pool #V60904 72,542
7,022,457 Class X1 , Series K121, 1.01%, 10/25/30 259,137
137,355 2.50%, 4/1/31, Pool #G16186 133,174
2,614,513 1.50%, 5/1/31, Pool #RD5057 2,477,566
407,211 1.50%, 6/1/31, Pool #RD5059 385,504
3,510 3.00%, 10/1/32, Pool #J37706 3,408
4,529 3.00%, 11/1/32, Pool #J37835 4,397
3,232 3.00%, 12/1/32, Pool #J38060 3,138
1,159,737 2.50%, 4/1/33, Pool #ZS8087 1,125,304
307,464 Class A2 , Series KG08, 4.13%, 5/25/33 301,196
4,491,000 Class A3 , Series K156, 3.70%, 6/25/33 4,252,381
58,022 3.50%, 1/1/34, Pool #ZS9068 58,024
621,904 2.50%, 1/1/35, Pool #SB0298 582,450
37,129 5.50%, 2/1/35, Pool #G04692 38,389
202,077 3.50%, 5/1/35, Pool #SC0063 197,468
568,787 2.00%, 9/1/35, Pool #SB0539 526,987
1,146,304 2.00%, 1/1/36, Pool #SB0546 1,063,177
647,441 2.00%, 2/1/36, Pool #RC1819 600,536
754,348 2.00%, 2/1/36, Pool #SB8507 703,056
241,692 2.00%, 3/1/36, Pool #SB0544 223,461
1,416,317 1.50%, 4/1/36, Pool #SB0514 1,288,052
210,197 1.50%, 4/1/36, Pool #SB0510 190,311
1,414,003 2.00%, 5/1/36, Pool #RC1999 1,311,486
298,708 1.50%, 5/1/36, Pool #RC1975 271,647
3,267,703 2.00%, 6/1/36, Pool #RC2071 3,017,638
1,408,668 2.00%, 7/1/36, Pool #RC2097 1,300,954
1,148,604 2.00%, 4/1/37, Pool #SB0679 1,061,180
29,294 3.00%, 9/1/37, Pool #ZA2471 27,784
586,989 3.00%, 6/1/38, Pool #SC0111 559,049
58,248 6.00%, 4/1/39, Pool #G07613 60,675
10,705 4.50%, 12/1/39, Pool #A90196 10,683
312,825 3.50%, 1/1/40, Pool #RB5028 296,761
39,014 3.50%, 2/1/40, Pool #RB5034 37,011
11,480 4.50%, 7/1/40, Pool #A93010 11,408
11,531 4.00%, 8/1/40, Pool #A93534 11,155
207,938 4.50%, 9/1/40, Pool #A93700 207,088
72,029 4.00%, 9/1/40, Pool #A93851 69,455
15,197 4.00%, 10/1/40, Pool #A95923 14,844
10,887 4.00%, 11/1/40, Pool #A94779 10,634
9,985 4.00%, 11/1/40, Pool #A94977 9,753
10,543 4.00%, 11/1/40, Pool #A95144 10,299
721 4.00%, 4/1/41, Pool #Q00093 699
24,999 4.50%, 5/1/41, Pool #Q00959 24,724
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$ 24,445 4.50%, 5/1/41, Pool #Q00804 $ 24,176
167,448 5.50%, 6/1/41, Pool #G07553 173,015
14,469 4.00%, 10/1/41, Pool #Q03841 14,071
40,204 5.00%, 10/1/41, Pool #G07642 40,422
16,409 4.00%, 10/1/41, Pool #Q04022 15,959
278,916 2.00%, 2/1/42, Pool #RB5145 240,372
1,471,389 2.00%, 3/1/42, Pool #RB5148 1,268,040
294,997 2.00%, 4/1/42, Pool #RB5153 254,252
96,290 3.50%, 4/1/42, Pool #Q07417 92,604
94,010 3.50%, 4/1/42, Pool #C03811 89,481
8,513 3.50%, 5/1/42, Pool #Q08239 8,104
3,080 3.50%, 5/1/42, Pool #Q08306 2,932
12,653 3.50%, 8/1/42, Pool #Q12162 12,169
72,506 3.50%, 8/1/42, Pool #G07106 69,731
4,371 3.50%, 10/1/42, Pool #Q11909 4,204
118,974 3.00%, 1/1/43, Pool #Q14866 109,302
52,540 3.00%, 3/1/43, Pool #Q16403 47,342
96,390 3.00%, 3/1/43, Pool #Q16673 86,851
56,304 3.50%, 6/1/43, Pool #Q18718 54,103
81,175 3.50%, 7/1/43, Pool #Q20206 77,114
33,406 4.00%, 9/1/43, Pool #Q21579 32,305
65,360 4.50%, 12/1/43, Pool #G60018 65,432
98,782 4.50%, 12/1/43, Pool #Q23779 99,075
9,729 3.50%, 1/1/44, Pool #Q24368 9,243
383,360 3.50%, 4/1/44, Pool #G07848 364,151
38,628 4.00%, 4/1/44, Pool #Q25643 37,360
6,018 3.50%, 5/1/44, Pool #Q26218 5,749
47,638 3.50%, 6/1/44, Pool #Q28764 45,814
1,289,789 3.00%, 6/1/44, Pool #SD0498 1,183,221
9,161 3.50%, 7/1/44, Pool #Q27319 8,751
34,004 4.00%, 7/1/44, Pool #G60901 32,882
14,033 3.50%, 9/1/44, Pool #Q28604 13,405
1,290,090 4.00%, 1/1/45, Pool #SD0478 1,253,990
1,453,158 4.00%, 1/1/45, Pool #SD0490 1,410,198
8,427 4.00%, 2/1/45, Pool #Q31338 8,177
4,432 4.00%, 2/1/45, Pool #Q31128 4,300
1,812,997 4.00%, 9/1/45, Pool #SD0507 1,754,901
9,513 3.50%, 9/1/45, Pool #Q36302 9,123
12,119 4.00%, 12/1/45, Pool #Q37955 11,760
12,052 4.00%, 12/1/45, Pool #Q37957 11,665
928,852 3.50%, 3/1/46, Pool #SD0485 887,438
175,603 3.50%, 9/1/46, Pool #SD0486 165,001
515,258 3.00%, 9/1/46, Pool #Q42979 467,444
154,870 3.00%, 9/1/46, Pool #G60718 140,492
44,216 3.00%, 12/1/46, Pool #Q45083 40,622
176,151 3.00%, 12/1/46, Pool #Q45064 159,796
94,129 3.00%, 12/1/46, Pool #Q45080 84,655
586,160 3.00%, 12/1/46, Pool #V82781 526,584
476,133 3.00%, 2/1/47, Pool #SD0496 435,318
234,184 3.50%, 3/1/47, Pool #G60968 221,303
602,091 4.50%, 7/1/47, Pool #G61047 591,456
488,618 4.00%, 7/1/47, Pool #SD0504 478,724
253,375 3.50%, 10/1/47, Pool #G61178 237,871
295,984 3.50%, 12/1/47, Pool #G61208 277,873
40,110 3.50%, 1/1/48, Pool #Q53630 37,655
298,341 3.50%, 1/1/48, Pool #ZS4751 278,384
66,012 3.50%, 1/1/48, Pool #Q53648 62,352
299,888 3.50%, 2/1/48, Pool #ZT1353 279,734
2,348,500 3.50%, 4/1/48, Pool #Q55389 2,179,373

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$ 2,128,078 3.50%, 4/1/48, Pool #G08808 $ 1,974,795
198,926 4.00%, 4/1/48, Pool #ZM6153 190,133
417,170 4.00%, 4/1/48, Pool #SD0489 403,832
2,141,485 3.50%, 5/1/48, Pool #G08813 1,987,214
2,104,455 4.00%, 8/1/48, Pool #SD0492 2,030,618
1,689,576 4.00%, 5/1/49, Pool #SD0488 1,622,401
1,925,617 4.00%, 3/1/50, Pool #SD0296 1,849,677
1,315,901 4.50%, 3/1/50, Pool #SD0294 1,285,594
660,128 4.00%, 6/1/50, Pool #SD0520 627,556
377,190 2.50%, 7/1/50, Pool #QB1193 324,563
1,273,990 4.00%, 7/1/50, Pool #SD1146 1,215,858
454,415 4.00%, 7/1/50, Pool #SD0878 433,672
81,475 3.00%, 7/1/50, Pool #QB1479 73,259
638,879 1.50%, 8/1/50, Pool #RA3217 493,553
837,097 3.00%, 8/1/50, Pool #SD0519 749,734
634,142 3.00%, 8/1/50, Pool #RA3282 566,494
216,346 2.00%, 8/1/50, Pool #QB2296 178,041
628,786 3.00%, 8/1/50, Pool #RA3313 562,810
4,102,520 3.00%, 9/1/50, Pool #SL3070 3,677,712
929,231 2.00%, 9/1/50, Pool #SI2075 754,447
1,625,085 1.50%, 10/1/50, Pool #SD8082 1,255,446
481,497 2.00%, 11/1/50, Pool #SD7528 394,414
2,891,637 2.50%, 2/1/51, Pool #SD7534 2,497,894
24,972,443 2.00%, 3/1/51, Pool #SD2903 20,264,685
4,442,158 2.00%, 3/1/51, Pool #SD8134 3,601,376
1,591,435 2.00%, 4/1/51, Pool #SD7539 1,307,918
877,375 2.00%, 5/1/51, Pool #SD7541 723,735
4,981,537 2.50%, 5/1/51, Pool #RA5077 4,253,163
1,827,951 2.50%, 5/1/51, Pool #SD0702 1,584,514
2,118,533 1.50%, 5/1/51, Pool #SD8145 1,635,861
895,260 3.00%, 7/1/51, Pool #SD7544 801,382
2,774,268 2.00%, 7/1/51, Pool #SD0716 2,255,580
841,293 2.00%, 9/1/51, Pool #SD0732 689,362
611,970 2.00%, 9/1/51, Pool #SD0730 502,412
779,978 3.00%, 10/1/51, Pool #RA6015 693,755
175,278 1.50%, 10/1/51, Pool #QC9344 135,340
2,813,934 2.00%, 10/1/51, Pool #RA6071 2,295,889
5,823,652 2.50%, 11/1/51, Pool #SD7548 5,003,470
1,796,043 2.50%, 11/1/51, Pool #RA6397 1,545,180
872,585 2.00%, 12/1/51, Pool #SD0786 713,658
161,838 2.00%, 12/1/51, Pool #SD0789 131,586
332,069 2.00%, 12/1/51, Pool #SD0783 273,922
3,494,989 2.50%, 12/1/51, Pool #RA6388 2,984,307
840,228 2.00%, 12/1/51, Pool #SD0785 693,657
5,602,463 2.50%, 1/1/52, Pool #SD0923 4,799,798
2,111,575 2.00%, 1/1/52, Pool #SD0892 1,726,895
1,504,522 2.00%, 1/1/52, Pool #SD0894 1,223,260
6,516,690 2.00%, 1/1/52, Pool #SD7549 5,373,545
18,399,746 2.50%, 1/1/52, Pool #SD7552 15,770,323
660,871 3.00%, 2/1/52, Pool #SD7550 594,683
1,109,495 2.00%, 2/1/52, Pool #RA6768 877,146
18,144,807 3.00%, 3/1/52, Pool #SD7553 16,224,812
71,532 5.00%, 6/1/52, Pool #QE4965 71,494
455,924 4.00%, 6/1/52, Pool #SD1952 436,954
324,065 3.50%, 6/1/52, Pool #SD1086 298,497
871,224 3.50%, 6/1/52, Pool #SD1049 804,607
832,915 3.50%, 6/1/52, Pool #SD1053 773,591
2,080,906 4.50%, 7/1/52, Pool #RA7506 2,024,595
1,041,285 5.00%, 7/1/52, Pool #SD1300 1,042,557
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$ 2,654,704 3.00%, 8/1/52, Pool #SD7556 $ 2,365,411
2,641,888 5.00%, 8/1/52, Pool #SD1465 2,634,545
105,136 5.00%, 9/1/52, Pool #QF0409 105,080
300,537 5.00%, 10/1/52, Pool #QF0895 299,859
1,585,887 4.50%, 11/1/52, Pool #SD2000 1,541,476
297,622 6.00%, 11/1/52, Pool #RA8216 304,634
405,929 5.50%, 1/1/53, Pool #SD2275 412,554
1,224,338 5.50%, 1/1/53, Pool #QF6560 1,243,346
1,402,399 6.00%, 1/1/53, Pool #SD2163 1,458,371
4,053,573 5.00%, 2/1/53, Pool #SL3072 4,035,490
884,471 6.00%, 2/1/53, Pool #RA8560 906,105
416,490 6.00%, 3/1/53, Pool #SD2598 426,678
3,302,253 5.50%, 3/1/53, Pool #RA8758 3,353,673
1,010,769 6.00%, 4/1/53, Pool #SD2760 1,033,997
2,613,658 5.50%, 5/1/53, Pool #SD2893 2,655,933
2,944,358 5.50%, 5/1/53, Pool #RA9063 2,986,756
396,953 5.50%, 8/1/53, Pool #RA9625 399,894
145,865 6.50%, 9/1/53, Pool #RA9868 152,442
811,195 6.50%, 11/1/53, Pool #RJ0320 842,288
4,830,976 6.00%, 12/1/53, Pool #SL3074 4,965,997
135,943 6.00%, 3/1/54, Pool #QI1182 139,143
1,140,150 6.00%, 4/1/54, Pool #RJ1274 1,166,859
1,872,297 6.00%, 5/1/54, Pool #RJ1528 1,916,084
1,014,960 6.00%, 6/1/54, Pool #RJ1718 1,038,667
2,111,511 6.00%, 6/1/54, Pool #RJ1783 2,160,833
254,704 6.00%, 11/1/54, Pool #QJ9080 260,653
2,980,231 5.50%, 12/1/54, Pool #RJ3084 3,018,074
7,589,382 5.50%, 1/1/55, Pool #SL3073 7,660,410
851,498 Class FC , Series 5539, 5.16%(SOFR30A+150bps),
5/25/55 865,130
5,442,307 Class FA , Series 5570, 5.06%(SOFR30A+140bps),
5/25/55 5,550,326
225,113,991
Federal National Mortgage Association (18.0%):
9,109 2.50%, 9/1/27, Pool #AB6194 9,011
6,739 2.50%, 9/1/27, Pool #AP5205 6,663
3,946 2.50%, 2/1/28, Pool #AB8446 3,892
6,184 3.00%, 4/1/28, Pool #AT3121 6,133
7,397 2.50%, 4/1/28, Pool #AB8870 7,308
7,131 3.00%, 5/1/28, Pool #AT6033 7,073
26,790 2.50%, 8/1/28, Pool #AS0190 26,421
36,002 3.50%, 10/1/28, Pool #AV0198 35,546
18,867 3.00%, 10/1/28, Pool #AU8774 18,692
1,479 3.00%, 10/1/28, Pool #AQ4132 1,452
2,237 3.00%, 11/1/28, Pool #AV0298 2,193
65,907 3.50%, 11/1/28, Pool #AV1360 65,056
51,108 3.00%, 4/1/29, Pool #AW0937 50,197
52,701 3.00%, 5/1/29, Pool #AW2544 51,985
75,135 3.00%, 6/1/29, Pool #AS2676 73,754
93,699 3.00%, 7/1/29, Pool #AW4229 92,345
18,464 3.00%, 7/1/29, Pool #AW1281 18,196
47,819 3.00%, 9/1/29, Pool #AS3220 46,890
14,922 3.50%, 9/1/29, Pool #AX0105 14,774
121,843 3.00%, 9/1/29, Pool #AL6897 120,275
27,081 3.00%, 10/1/29, Pool #AS3594 26,670
5,692 3.50%, 10/1/29, Pool #AX2741 5,629
107,456 3.00%, 1/1/30, Pool #AL6144 105,238
3,963 2.50%, 2/1/30, Pool #AS4485 3,866
10,214 2.50%, 2/1/30, Pool #BM3403 10,053

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 4,583 2.50%, 2/1/30, Pool #AS4488 $ 4,465
33,617 2.50%, 3/1/30, Pool #AS4688 32,674
25,290 3.00%, 3/1/30, Pool #AL6583 24,811
12,483 2.50%, 4/1/30, Pool #AY3416 12,152
20,288 3.00%, 4/1/30, Pool #AL6584 19,889
6,131 2.50%, 5/1/30, Pool #AY0828 5,965
10,694 3.00%, 5/1/30, Pool #AL6761 10,490
60,135 3.00%, 6/1/30, Pool #AL9381 58,957
26,754 3.00%, 7/1/30, Pool #AX9701 26,160
18,107 3.00%, 7/1/30, Pool #AL7139 17,709
8,799 2.50%, 7/1/30, Pool #AZ2170 8,549
3,277 3.00%, 7/1/30, Pool #AZ2297 3,207
5,209 3.00%, 7/1/30, Pool #AX9700 5,101
4,750 2.50%, 7/1/30, Pool #AS5405 4,618
27,883 2.50%, 7/1/30, Pool #AS5403 27,152
25,387 2.50%, 8/1/30, Pool #AS5616 24,699
31,058 3.00%, 8/1/30, Pool #AL7225 30,371
22,014 3.00%, 8/1/30, Pool #AL7227 21,592
18,777 3.00%, 8/1/30, Pool #AS5622 18,370
24,261 3.00%, 8/1/30, Pool #AS5623 23,809
17,127 3.50%, 8/1/30, Pool #AS5708 16,946
35,076 2.50%, 8/1/30, Pool #BM3552 34,252
15,712 2.50%, 8/1/30, Pool #AS5614 15,253
3,835 3.00%, 8/1/30, Pool #AX3298 3,753
13,602 2.50%, 8/1/30, Pool #AS5548 13,237
3,685 3.00%, 8/1/30, Pool #AZ7833 3,606
1,388 3.00%, 8/1/30, Pool #AZ8597 1,360
4,827 3.00%, 9/1/30, Pool #AL7320 4,752
21,801 3.00%, 9/1/30, Pool #AS5728 21,338
24,417 2.50%, 9/1/30, Pool #AS5872 23,665
7,960 3.00%, 9/1/30, Pool #AZ5719 7,789
19,799 3.00%, 9/1/30, Pool #AS5714 19,364
18,481 2.50%, 9/1/30, Pool #AS5786 17,970
17,372 2.50%, 11/1/30, Pool #AS6142 16,880
24,189 2.50%, 11/1/30, Pool #AS6141 23,432
19,470 2.50%, 11/1/30, Pool #AS6116 18,899
19,285 2.50%, 11/1/30, Pool #AS6115 18,732
2,865 2.50%, 11/1/30, Pool #AL7800 2,787
160,789 3.00%, 1/1/31, Pool #BM3537 158,012
14,709 2.50%, 3/1/31, Pool #BM1595 14,496
636,474 1.50%, 6/1/31, Pool #MA4367 602,522
37,659 2.50%, 6/1/31, Pool #AS7320 36,484
8,206,000 5.81%, 6/1/31, Pool #BZ1178 8,464,831
1,178,095 1.50%, 7/1/31, Pool #MA4389 1,114,323
57,126 2.50%, 7/1/31, Pool #AS7605 55,297
64,821 2.50%, 7/1/31, Pool #AS7617 62,767
2,396 2.50%, 8/1/31, Pool #BC2777 2,322
343,334 3.00%, 8/1/31, Pool #AL9376 331,445
6,722 4.00%, 8/1/31, Pool #AY4688 6,621
13,247 4.00%, 8/1/31, Pool #AY4707 13,148
39,690 3.00%, 9/1/31, Pool #AL9378 38,829
22,980 2.00%, 10/1/31, Pool #MA2774 21,874
482,399 2.50%, 10/1/31, Pool #BC4773 467,178
115,235 2.50%, 10/1/31, Pool #AS8193 111,534
240,320 2.50%, 10/1/31, Pool #AS8195 232,463
155,984 2.50%, 10/1/31, Pool #AS8208 150,774
83,391 2.50%, 10/1/31, Pool #AS8009 80,654
80,229 2.50%, 11/1/31, Pool #BC2631 77,651
138,345 2.00%, 11/1/31, Pool #BM3054 131,917
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 40,523 2.50%, 11/1/31, Pool #BC2629 $ 39,188
44,347 2.50%, 11/1/31, Pool #BC2628 43,556
93,928 2.50%, 11/1/31, Pool #AS8240 91,426
53,307 2.50%, 11/1/31, Pool #AS8241 51,549
37,637 2.00%, 11/1/31, Pool #BC9040 35,826
7,710 2.00%, 11/1/31, Pool #AS8291 7,339
119,899 2.00%, 11/1/31, Pool #AS8251 114,129
43,024 2.50%, 11/1/31, Pool #AS8245 41,605
33,529 2.00%, 12/1/31, Pool #MA2845 31,915
8,367 2.50%, 2/1/32, Pool #BM1036 8,135
5,492 3.00%, 2/1/32, Pool #BE5670 5,354
85,540 2.50%, 3/1/32, Pool #AS9316 82,977
126,670 3.00%, 3/1/32, Pool #AS9327 123,488
85,359 2.50%, 3/1/32, Pool #AS9317 81,466
163,314 2.50%, 3/1/32, Pool #AS9318 158,836
182,348 2.50%, 3/1/32, Pool #AS9319 176,376
222,407 2.00%, 3/1/32, Pool #BM3061 211,705
160,731 2.50%, 3/1/32, Pool #AS9321 153,752
588,474 3.50%, 4/1/32, Pool #BM3503 576,781
433,935 3.50%, 5/1/32, Pool #BM1602 427,199
643,571 3.00%, 6/1/32, Pool #BM1791 625,893
200,761 2.50%, 8/1/32, Pool #BM3578 195,247
62,284 3.00%, 9/1/32, Pool #BM3240 60,126
28,174 3.50%, 11/1/32, Pool #BJ2054 27,614
27,222 5.50%, 1/1/33, Pool #676661 27,919
16,811 3.50%, 1/1/33, Pool #BJ2096 16,406
343,807 2.50%, 2/1/33, Pool #BM3793 333,960
20,688 5.50%, 5/1/33, Pool #555424 21,114
900,129 3.00%, 5/1/33, Pool #FM1880 879,700
35,117 4.00%, 9/1/33, Pool #BK7642 34,462
82,161 4.00%, 10/1/33, Pool #CA2527 82,365
80,413 4.00%, 11/1/33, Pool #CA2555 78,880
152,144 2.50%, 12/1/33, Pool #FM1680 146,735
158,829 5.00%, 2/1/35, Pool #735226 161,077
51,360 5.50%, 2/1/35, Pool #735989 52,436
13,462 5.00%, 3/1/35, Pool #735288 13,654
4,788 6.00%, 4/1/35, Pool #735504 4,975
391,967 2.00%, 6/1/35, Pool #CA5933 365,058
196,882 2.00%, 6/1/35, Pool #CA5939 182,604
99,963 3.00%, 8/1/35, Pool #CA6876 96,093
102,786 3.00%, 8/1/35, Pool #CA6849 99,482
24,101 5.00%, 9/1/35, Pool #889974 24,167
204,492 2.00%, 9/1/35, Pool #CA7136 190,711
184,429 2.00%, 9/1/35, Pool #CA6840 170,981
29,435 3.00%, 12/1/35, Pool #CA8391 28,467
67,982 3.00%, 12/1/35, Pool #CA8389 65,348
674,925 2.50%, 12/1/35, Pool #CA8388 639,248
700,152 1.50%, 12/1/35, Pool #CA8377 633,144
602,502 2.50%, 12/1/35, Pool #CA8387 572,353
74,971 4.00%, 1/1/36, Pool #AB0686 72,488
261,455 2.00%, 2/1/36, Pool #FM6149 242,389
181,676 1.50%, 3/1/36, Pool #CA9422 164,485
261,672 2.50%, 3/1/36, Pool #CA9444 248,417
366,253 2.00%, 3/1/36, Pool #CA9432 337,932
453,332 2.00%, 4/1/36, Pool #FM7495 420,870
300,532 1.50%, 5/1/36, Pool #CB0622 272,094
341,230 2.00%, 5/1/36, Pool #CB0428 316,491
1,057,748 1.50%, 6/1/36, Pool #FM7423 961,871
526,544 2.00%, 7/1/36, Pool #FM8117 486,209

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 128,867 5.50%, 9/1/36, Pool #995113 $ 133,056
1,257,021 2.00%, 9/1/36, Pool #FM8733 1,160,898
1,175,010 2.00%, 9/1/36, Pool #FM8695 1,094,169
15,849 3.00%, 10/1/36, Pool #AL9227 15,095
256,462 2.00%, 11/1/36, Pool #FM9318 236,989
121,303 3.00%, 11/1/36, Pool #AS8348 115,719
47,357 3.00%, 11/1/36, Pool #AS8349 44,066
159,086 3.00%, 12/1/36, Pool #AS8553 148,037
119,685 3.00%, 12/1/36, Pool #BE1896 113,987
4,129,672 1.50%, 12/1/36, Pool #FS0003 3,748,571
244,239 2.00%, 1/1/37, Pool #FS0216 227,134
249,832 2.00%, 2/1/37, Pool #FS0754 230,940
109,704 2.00%, 2/1/37, Pool #FS0610 100,897
304,325 1.50%, 2/1/37, Pool #FS3221 275,438
587,966 2.00%, 2/1/37, Pool #CB2967 540,097
302,665 2.00%, 3/1/37, Pool #CB2966 279,032
1,021,506 2.00%, 3/1/37, Pool #FS1331 944,412
1,287,144 2.00%, 3/1/37, Pool #FS1330 1,189,318
768,983 2.00%, 4/1/37, Pool #FS3325 711,788
6,796 5.50%, 2/1/38, Pool #961545 6,954
5,553 6.00%, 3/1/38, Pool #889529 5,811
30,793 5.50%, 5/1/38, Pool #889441 31,760
14,104 6.00%, 5/1/38, Pool #889466 14,756
31,938 5.50%, 5/1/38, Pool #889692 32,980
21,765 5.50%, 6/1/38, Pool #995018 22,421
6,439 5.50%, 9/1/38, Pool #889995 6,633
15,266 6.00%, 10/1/38, Pool #889983 15,978
108,144 5.50%, 1/1/39, Pool #AB0200 111,180
29,302 4.50%, 4/1/39, Pool #930922 29,183
34,529 4.50%, 5/1/39, Pool #AL1472 34,332
23,644 3.50%, 5/1/39, Pool #MA3660 23,115
296,358 5.00%, 6/1/39, Pool #AL7521 297,125
226,922 6.00%, 7/1/39, Pool #BF0056 235,160
16,907 5.50%, 10/1/39, Pool #AD0362 17,560
16,087 5.50%, 12/1/39, Pool #AD0571 16,708
144,922 5.50%, 12/1/39, Pool #AC6680 148,012
100,854 3.50%, 12/1/39, Pool #MA3869 95,670
43,966 3.50%, 1/1/40, Pool #MA3891 41,713
1,617,436 4.50%, 1/1/40, Pool #AC8568 1,615,783
79,256 3.50%, 2/1/40, Pool #MA3935 75,194
14,075 5.50%, 3/1/40, Pool #AL5304 14,494
100,080 6.00%, 4/1/40, Pool #AL4141 104,627
12,333 4.50%, 4/1/40, Pool #AD4038 12,264
18,859 6.50%, 5/1/40, Pool #AL1704 19,771
22,483 4.50%, 7/1/40, Pool #AD7127 22,568
23,523 4.50%, 7/1/40, Pool #AB1226 23,442
12,637 6.00%, 9/1/40, Pool #AE0823 13,156
12,124 4.00%, 1/1/41, Pool #AL7167 11,802
829,000 2.50%, 4/25/41, TBA 782,757
881,000 4.00%, 4/25/41, TBA 859,388
51,604,000 4.50%, 4/25/41, TBA 49,749,481
5,627,000 4.50%, 4/25/41, TBA 5,583,039
27,625 6.00%, 6/1/41, Pool #AL4142 28,769
9,966 4.50%, 7/1/41, Pool #AB3314 9,880
171,589 5.00%, 7/1/41, Pool #AL7524 173,947
17,298 4.50%, 9/1/41, Pool #AI8961 17,289
300,183 5.50%, 9/1/41, Pool #AL8430 309,050
11,428,335 1.50%, 11/1/41, Pool #FS0316 9,609,812
5,841,466 1.50%, 12/1/41, Pool #MA4500 4,911,972
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 1,785,956 2.00%, 12/1/41, Pool #MA4501 $ 1,551,792
386,878 4.00%, 1/1/42, Pool #AB4307 376,189
97,728 3.50%, 1/1/42, Pool #AW8154 93,153
449,687 2.00%, 2/1/42, Pool #MA4540 387,549
4,362,561 2.00%, 3/1/42, Pool #MA4570 3,759,742
16,348 3.50%, 4/1/42, Pool #AK7510 15,561
36,890 3.50%, 4/1/42, Pool #AO0777 35,517
691,277 2.00%, 4/1/42, Pool #MA4586 595,732
17,483 4.00%, 5/1/42, Pool #AO2114 16,944
5,961 3.50%, 5/1/42, Pool #AO2881 5,674
84,180 4.00%, 5/1/42, Pool #AO2961 81,585
8,396 3.50%, 6/1/42, Pool #AK9225 7,992
5,778 3.50%, 6/1/42, Pool #AO3048 5,500
21,727 3.50%, 7/1/42, Pool #AO9707 20,681
77,697 4.50%, 9/1/42, Pool #AL2482 77,446
477,581 4.50%, 1/1/43, Pool #AL8206 475,296
38,688 3.00%, 3/1/43, Pool #AR7576 35,057
33,984 3.00%, 3/1/43, Pool #AR7568 30,436
47,681 3.00%, 3/1/43, Pool #AR9218 44,092
478 3.50%, 4/1/43, Pool #CA1530 445
46,160 3.00%, 4/1/43, Pool #AR8630 42,686
17,018 3.00%, 4/1/43, Pool #AT2037 15,241
41,461 3.00%, 4/1/43, Pool #AB8924 37,570
68,352 3.00%, 4/1/43, Pool #AT2040 63,206
40,070 3.00%, 4/1/43, Pool #AT2043 36,311
41,629 3.00%, 4/1/43, Pool #AB8923 38,494
4,731 3.00%, 6/1/43, Pool #AB9564 4,424
328,521 5.00%, 12/1/43, Pool #AL7777 333,964
143,837 5.00%, 11/1/44, Pool #AL8878 146,263
442,941 3.50%, 2/1/45, Pool #FM5294 420,701
136,563 3.50%, 2/1/45, Pool #BM1100 129,436
77,023 5.00%, 6/1/45, Pool #BM3784 78,322
65,958 4.50%, 9/1/45, Pool #AL7936 65,398
41,871 4.50%, 11/1/45, Pool #AL9501 41,248
2,747 4.50%, 11/1/45, Pool #AS6233 2,711
88,103 4.50%, 12/1/45, Pool #BM1756 87,110
11,279 3.00%, 6/1/46, Pool #AS7365 10,247
215,724 4.50%, 7/1/46, Pool #BM3053 214,491
859,067 3.50%, 7/1/46, Pool #BA7748 807,785
267,771 4.50%, 7/1/46, Pool #BM1920 265,085
11,950 3.00%, 8/1/46, Pool #AL9031 10,914
772,941 3.00%, 9/1/46, Pool #BD1469 699,109
98,844 3.00%, 11/1/46, Pool #BD9643 89,934
134,229 3.00%, 11/1/46, Pool #BD9645 121,598
255,734 3.00%, 11/1/46, Pool #BD9644 232,694
710,031 3.00%, 12/1/46, Pool #AS8486 642,178
173,881 3.50%, 12/1/46, Pool #BE2103 161,091
624,197 3.50%, 2/1/47, Pool #AL9920 578,299
273,273 3.50%, 2/1/47, Pool #BE1534 253,092
65,841 3.50%, 3/1/47, Pool #BH0158 60,979
252,718 3.50%, 5/1/47, Pool #BM1174 237,474
151,806 3.50%, 5/1/47, Pool #BE9375 140,597
200,219 4.00%, 5/1/47, Pool #BH0398 192,335
380,995 3.50%, 5/1/47, Pool #BD2417 352,869
96,241 3.50%, 6/1/47, Pool #BH0567 89,137
162,186 4.00%, 7/1/47, Pool #BH3401 155,800
232,636 4.00%, 8/1/47, Pool #BM1619 223,475
15,483 4.00%, 9/1/47, Pool #MA3121 14,780
102,371 4.50%, 10/1/47, Pool #BM3052 100,983

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 491,442 3.50%, 11/1/47, Pool #MA3182 $ 458,580
494,141 3.50%, 12/1/47, Pool #MA3210 461,094
135,981 4.50%, 12/1/47, Pool #BH7067 133,291
301,079 3.50%, 1/1/48, Pool #MA3238 280,942
332,047 4.00%, 1/1/48, Pool #BH9222 316,975
49,028 4.00%, 2/1/48, Pool #BJ9057 47,121
223,741 3.50%, 2/1/48, Pool #BH9277 208,115
54,457 4.00%, 2/1/48, Pool #BJ9058 52,258
152,619 3.50%, 3/1/48, Pool #BJ0648 141,960
284,926 3.50%, 3/1/48, Pool #BJ4916 265,031
87,183 3.50%, 3/1/48, Pool #BK1958 81,098
27,511 4.00%, 4/1/48, Pool #MA3333 26,295
164,510 3.50%, 4/1/48, Pool #FM5295 154,943
2,544,717 4.50%, 4/1/48, Pool #FM7783 2,506,566
102,617 4.50%, 4/1/48, Pool #BM3846 101,112
33,814 4.00%, 5/1/48, Pool #CA2708 32,319
23,031 4.00%, 6/1/48, Pool #MA3384 22,012
102,031 5.00%, 6/1/48, Pool #CA2317 102,738
53,166 4.50%, 7/1/48, Pool #BK6113 52,394
8,323 4.50%, 7/1/48, Pool #BK4471 8,206
22,667 4.00%, 7/1/48, Pool #MA3415 21,665
209,033 4.00%, 8/1/48, Pool #BK4772 199,795
435,949 5.00%, 9/1/48, Pool #MA3472 436,357
307,604 4.00%, 9/1/48, Pool #FM5566 294,696
65,056 4.00%, 10/1/48, Pool #CA2469 62,223
32,861 5.00%, 10/1/48, Pool #MA3501 32,891
96,690 5.00%, 10/1/48, Pool #BK7881 96,780
7,168 3.50%, 11/1/48, Pool #FM1543 6,671
61,906 5.00%, 11/1/48, Pool #MA3527 61,964
16,830 5.00%, 12/1/48, Pool #BN4404 16,955
907,076 4.00%, 1/1/49, Pool #FM5296 878,450
19,278 5.00%, 1/1/49, Pool #BN4430 19,412
57,551 5.00%, 1/1/49, Pool #BN3949 57,605
207,478 3.50%, 6/1/49, Pool #FM5315 193,473
611,926 4.00%, 9/1/49, Pool #FM3665 585,271
3,594,022 3.00%, 3/1/50, Pool #FM5290 3,235,867
254,026 4.00%, 3/1/50, Pool #CA5368 242,257
246,777 4.00%, 5/1/50, Pool #FM7973 234,662
335,131 4.00%, 6/1/50, Pool #CA6106 319,400
2,326,008 2.50%, 7/1/50, Pool #CA6341 2,007,323
2,231,018 2.50%, 7/1/50, Pool #CA6342 1,925,351
1,320,273 2.50%, 7/1/50, Pool #CA6359 1,140,438
2,329,994 2.50%, 7/1/50, Pool #CA6343 2,010,821
675,312 2.50%, 8/1/50, Pool #CA6711 582,803
1,374,612 3.00%, 8/1/50, Pool #FM5292 1,232,612
204,616 4.00%, 8/1/50, Pool #FM7703 195,150
2,182,099 2.50%, 8/1/50, Pool #CA6636 1,883,156
1,570,989 2.00%, 8/1/50, Pool #FP0025 1,271,861
2,636,940 2.50%, 8/1/50, Pool #CA6577 2,275,877
1,023,593 2.00%, 9/1/50, Pool #MA4119 831,862
321,205 2.00%, 9/1/50, Pool #BQ0697 261,574
1,683,895 1.50%, 10/1/50, Pool #MA4157 1,300,913
1,846,735 2.00%, 10/1/50, Pool #MA4158 1,500,792
1,504,332 2.50%, 11/1/50, Pool #CA7597 1,299,401
419,802 2.50%, 11/1/50, Pool #FM4874 362,644
1,469,637 1.50%, 11/1/50, Pool #MA4181 1,135,352
239,072 2.00%, 11/1/50, Pool #BQ6334 195,056
1,113,411 2.00%, 12/1/50, Pool #FM5176 916,297
331,428 2.00%, 12/1/50, Pool #FM5305 271,343
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 1,487,369 1.50%, 12/1/50, Pool #MA4209 $ 1,145,122
407,074 2.50%, 1/1/51, Pool #CA8592 351,289
1,242,937 4.00%, 1/1/51, Pool #FM7031 1,184,670
348,795 3.50%, 1/1/51, Pool #FM7599 322,669
9,362,865 2.00%, 1/1/51, Pool #MA4237 7,610,256
2,318,764 2.00%, 2/1/51, Pool #BR1615 1,878,533
1,137,401 2.50%, 2/1/51, Pool #CA9038 974,860
151,968 2.50%, 3/1/51, Pool #BR4654 130,214
1,386,995 4.00%, 3/1/51, Pool #FM7460 1,320,035
732,328 2.00%, 3/1/51, Pool #BN8997 601,171
401,244 2.00%, 3/1/51, Pool #BN9004 330,963
1,983,860 1.50%, 3/1/51, Pool #MA4280 1,527,955
179,761 2.50%, 4/1/51, Pool #BR8896 154,051
984,164 2.00%, 4/1/51, Pool #FM6863 812,471
99,382 2.50%, 4/1/51, Pool #BR8283 85,165
225,217 2.00%, 4/1/51, Pool #FS0599 184,505
681,605 2.00%, 4/1/51, Pool #BR7802 559,593
103,775 2.50%, 5/1/51, Pool #BR8915 88,932
1,675,517 2.50%, 5/1/51, Pool #CB0383 1,441,804
53,476 2.50%, 5/1/51, Pool #BR8296 45,825
6,994,558 4.00%, 5/1/51, Pool #FS1463 6,675,406
503,522 1.50%, 6/1/51, Pool #BR9265 388,812
4,904,878 3.00%, 6/1/51, Pool #CB0848 4,383,357
2,003,887 2.00%, 7/1/51, Pool #MA4378 1,623,547
162,514 2.50%, 7/1/51, Pool #BP3574 139,272
52,576 2.50%, 10/1/51, Pool #BT8452 45,059
573,556 2.50%, 10/1/51, Pool #CB1806 493,564
3,262,362 4.00%, 10/1/51, Pool #FS1133 3,101,553
2,484,746 2.00%, 11/1/51, Pool #FS1334 2,005,462
1,868,682 2.00%, 11/1/51, Pool #CB2079 1,524,626
706,554 2.50%, 11/1/51, Pool #FS0026 606,684
966,167 2.00%, 11/1/51, Pool #CB2139 793,376
2,027,295 3.00%, 11/1/51, Pool #CB2165 1,807,358
2,019,499 2.00%, 11/1/51, Pool #CB2054 1,665,907
1,246,334 2.00%, 12/1/51, Pool #FS0212 1,023,026
1,304,397 2.00%, 12/1/51, Pool #FS0211 1,060,200
567,646 2.00%, 12/1/51, Pool #FM9730 468,248
219,236 2.00%, 12/1/51, Pool #FS0598 180,608
441,221 2.50%, 12/1/51, Pool #CB2372 379,663
865,318 3.00%, 12/1/51, Pool #CB2418 774,036
848,908 2.50%, 1/1/52, Pool #CB2633 736,001
2,783,313 2.50%, 1/1/52, Pool #CB2622 2,393,518
1,451,112 2.50%, 1/1/52, Pool #FS0193 1,243,601
2,313,563 2.50%, 1/1/52, Pool #FS0209 1,990,839
1,879,720 2.50%, 1/1/52, Pool #FS0208 1,616,566
1,473,663 2.00%, 1/1/52, Pool #FS0497 1,197,988
2,045,475 2.50%, 1/1/52, Pool #FS0378 1,766,686
1,856,232 2.50%, 1/1/52, Pool #CB2621 1,593,980
1,515,567 2.50%, 1/1/52, Pool #CB2620 1,303,974
442,227 2.50%, 2/1/52, Pool #CB2854 376,582
1,591,225 2.50%, 2/1/52, Pool #CB2855 1,358,702
1,892,616 2.50%, 2/1/52, Pool #CB2856 1,627,470
5,778,935 2.00%, 2/1/52, Pool #FS2040 4,660,210
597,253 2.00%, 2/1/52, Pool #CB2836 481,368
3,050,987 2.00%, 2/1/52, Pool #CB2838 2,499,204
288,394 2.50%, 2/1/52, Pool #CB2863 251,785
1,891,585 2.00%, 3/1/52, Pool #CB3101 1,549,381
3,460,519 2.00%, 3/1/52, Pool #CB3102 2,840,642
229,777 3.00%, 3/1/52, Pool #CB3115 205,110

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 716,572 2.50%, 3/1/52, Pool #FS1661 $ 615,353
611,777 4.00%, 4/1/52, Pool #FS1267 583,753
645,803 3.00%, 4/1/52, Pool #FS1520 578,353
9,539,822 2.00%, 4/1/52, Pool #FA2772 7,790,286
410,634 3.50%, 5/1/52, Pool #BV8545 381,459
1,044,082 3.00%, 5/1/52, Pool #FS1522 930,926
3,937,674 4.00%, 5/1/52, Pool #FS3377 3,759,155
599,190 5.00%, 7/1/52, Pool #FS2409 599,922
930,125 5.00%, 7/1/52, Pool #FS2473 930,631
749,182 5.00%, 7/1/52, Pool #FS2458 753,233
493,255 3.50%, 7/1/52, Pool #FS2812 453,880
8,097,384 4.50%, 8/1/52, Pool #CB4345 7,894,563
356,254 3.50%, 8/1/52, Pool #CB4324 330,794
393,986 3.50%, 9/1/52, Pool #CB4661 362,571
77,359 3.50%, 9/1/52, Pool #CB4657 71,599
308,592 3.50%, 9/1/52, Pool #CB4660 285,197
251,447 3.50%, 9/1/52, Pool #CB4658 233,306
343,484 6.00%, 11/1/52, Pool #FS3251 352,785
776,164 5.00%, 12/1/52, Pool #MA4841 769,332
2,081,269 5.00%, 1/1/53, Pool #CB5450 2,063,564
325,875 5.00%, 1/1/53, Pool #BX4207 323,844
1,917,826 6.00%, 1/1/53, Pool #FS3832 1,994,774
1,060,246 5.50%, 1/1/53, Pool #BX6108 1,065,942
744,257 5.50%, 1/1/53, Pool #CB5462 752,704
271,068 5.50%, 2/1/53, Pool #BX6449 275,622
6,972,787 5.00%, 4/1/53, Pool #CB6063 6,945,534
1,653,936 6.00%, 4/1/53, Pool #CB6094 1,692,936
2,330,937 6.00%, 5/1/53, Pool #CB6329 2,403,170
2,426,362 5.50%, 5/1/53, Pool #FS4629 2,461,270
3,150,909 5.50%, 5/1/53, Pool #CB6321 3,196,276
1,008,537 5.50%, 5/1/53, Pool #CB6322 1,017,514
702,083 6.00%, 5/1/53, Pool #FS4641 717,947
600,264 5.50%, 5/1/53, Pool #BY2967 608,895
596,569 5.50%, 5/1/53, Pool #BY0557 605,146
291,299 6.00%, 5/1/53, Pool #BY0568 297,513
306,595 6.50%, 5/1/53, Pool #CB6340 320,421
1,751,698 5.50%, 6/1/53, Pool #CB6463 1,776,923
2,918,691 6.00%, 7/1/53, Pool #CB6757 3,009,267
5,507,898 6.00%, 8/1/53, Pool #CB6872 5,654,362
3,528,416 5.50%, 8/1/53, Pool #CB6868 3,559,643
2,603,187 6.50%, 8/1/53, Pool #FS5537 2,725,141
424,903 6.50%, 8/1/53, Pool #CB6884 444,060
569,674 6.50%, 9/1/53, Pool #CB7142 596,732
1,536,589 6.50%, 10/1/53, Pool #CB7349 1,609,576
226,345 6.00%, 2/1/54, Pool #DA8030 231,631
3,001,232 6.50%, 2/1/54, Pool #CB8018 3,124,669
1,830,479 5.50%, 3/1/54, Pool #FS7428 1,850,140
3,063,101 6.00%, 3/1/54, Pool #CB8154 3,134,771
1,489,616 6.50%, 6/1/54, Pool #CB8727 1,545,936
3,332,734 6.50%, 8/1/54, Pool #FS8574 3,460,161
301,110 6.00%, 11/1/54, Pool #DC5681 308,143
2,800,000 3.50%, 5/25/55, TBA 2,562,000
1,056,115 6.00%, 8/1/55, Pool #CC0872 1,079,567
4,696,000 3.50%, 4/25/56, TBA 4,301,976
5,768,000 6.00%, 4/25/56, TBA 5,877,952
3,256,000 6.50%, 4/25/56, TBA 3,367,925
1,983,000 5.00%, 4/25/56, TBA 1,954,804
81,462,000 5.50%, 4/25/56, TBA 81,818,396
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 15,908,000 6.00%, 5/25/56, TBA $ 16,198,818
445,951,156
Federal National Mortgage Association - REMICS (0.6%):
1,829,533 Class CY, Series 2010-136, 4.00%, 12/25/40 1,784,737
1,950,715 Class ZA, Series 2011-8, 4.00%, 2/25/41 1,888,877
298,589 Class UF, Series 2016-48, 4.18%(SOFR30A+51bps),
8/25/46 297,233
1,668,902 Class AO, Series 2023-36, 1.50%, 8/25/50 1,157,418
882,130 Class IO, Series 2021-88, 2.50%, 12/25/51 115,465
444,968 Class FH, Series 2025-18,
5.06%(SOFR30A+140bps), 8/25/54 447,740
257,173 Class FC, Series 2024-95,
5.06%(SOFR30A+140bps), 12/25/54 260,180
1,646,470 Class FG, Series 2025-2, 5.11%(SOFR30A+145bps),
2/25/55 1,661,321
1,031,046 Class FJ, Series 2025-35,
5.26%(SOFR30A+160bps), 5/25/55 1,051,667
614,031 Class FA, Series 2025-42,
5.16%(SOFR30A+150bps), 6/25/55 624,915
1,141,711 Class FE, Series 2025-42,
5.21%(SOFR30A+155bps), 6/25/55 1,158,095
5,310,694 Class AF, Series 2025-63,
5.06%(SOFR30A+140bps), 8/25/55 5,412,948
15,860,596
Federal Home Loan Mortgage Corporation - REMICS (1.6%):
130,202 Class FL, Series 4248, 4.24%(SOFR30A+56bps),
5/15/41 129,628
790,427 Class XZ, Series 4316, 4.50%, 3/15/44 767,989
656,540 Class ZX, Series 4352, 4.00%, 4/15/44 629,637
257,601 Class FB, Series 4606, 4.29%(SOFR30A+61bps),
8/15/46 255,429
676,402 Class AO, Series 5341, 1.21%, 6/25/50 504,580
1,924,938 Class TJ, Series 5002, 2.00%, 7/25/50 1,570,902
1,924,014 Class AK, Series 4988, 1.00%, 7/25/50 1,523,596
3,160,695 Class PO, Series 5319, 1.43%, 8/25/50 2,232,241
857,772 Class ID, Series 5109, 2.50%, 5/25/51 134,100
493,179 Class FB, Series 5479, 5.06%(SOFR30A+140bps),
12/25/54 497,816
655,420 Class FB, Series 5515, 5.06%(SOFR30A+140bps),
3/25/55 669,171
28,800,560 Class FD, Series 5545, 5.16%(SOFR30A+150bps),
6/25/55 29,507,098
649,262 Class FC, Series 5543, 5.16%(SOFR30A+150bps),
6/25/55 659,528
659,404 Class FG, Series 5543, 5.16%(SOFR30A+150bps),
6/25/55 670,146
871,637 Class FM, Series 5543, 5.16%(SOFR30A+150bps),
6/25/55 885,578
40,637,439
Resolution Funding Corp. Principal Strip (0.1%):
1,290,000 4.33%, 4/15/30(c) 1,095,580
FRESB Mortgage Trust (0.1%):
2,218,417 Class A10F, Series 2021-SB93, 1.81%, 10/25/31,
Callable 9/25/31 @ 100.00 1,959,792
249,452 Class A10F, Series 2024-SB115, 4.41%, 8/25/34,
Callable 7/25/34 @ 100.00 238,931

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
U.S. Government Agency Mortgages, continued
FRESB Mortgage Trust, continued
$ 828,532 Class A10H, Series 2019-SB60, 3.50%, 1/25/39,
Callable 12/25/28 @ 100.00 $ 798,343
2,997,066
Federal Home Loan Banks (0.7%):
4,530,000 3.88%, 6/4/27 4,532,949
4,080,000 3.56%, 5/16/33 3,900,839
1,435,000 1.85%, 1/25/36, Callable 4/25/26 @ 100.00 1,120,650
1,720,000 1.87%, 2/8/36, Callable 5/8/26 @ 100.00 1,345,609
920,000 1.87%, 2/8/36, Callable 5/8/26 @ 100.00 719,119
1,430,000 2.00%, 2/26/36, Callable 5/26/26 @ 100.00 1,131,027
4,545,000 2.65%, 11/5/41, Callable 4/13/26 @ 100.00 3,373,040
16,123,233
Federal Farm Credit Banks Funding Corp. (0.7%):
625,000 3.50%, 9/1/32 600,532
1,045,000 3.88%, 9/20/32 1,025,809
6,095,000 1.68%, 9/17/35, Callable 4/13/26 @ 100.00 4,744,263
3,450,000 1.84%, 1/25/36, Callable 4/13/26 @ 100.00 2,691,524
4,730,000 2.10%, 2/25/36, Callable 4/13/26 @ 100.00 3,778,877
2,569,000 2.50%, 4/14/36, Callable 4/13/26 @ 100.00 2,127,643
2,875,000 2.49%, 5/19/36, Callable 4/13/26 @ 100.00 2,373,600
17,342,248
Total U.S. Government Agency Mortgages (Cost $956,442,130) 924,552,068
U.S. Treasury Obligations (23.3%):
U.S. Treasury Bonds (11.1%):
1,990,000 5.38%, 2/15/31 2,110,022
14,025,000 4.75%, 2/15/37 14,508,753
7,185,000 5.00%, 5/15/37 7,596,173
12,295,000 1.88%, 2/15/41 8,516,209
10,075,000 2.25%, 5/15/41 7,339,401
2,795,000 2.00%, 11/15/41 1,932,917
16,085,000 3.13%, 11/15/41 13,157,027
2,220,000 2.38%, 2/15/42 1,618,779
19,770,000 4.00%, 11/15/42 17,890,305
16,285,000 2.75%, 11/15/42 12,384,870
1,360,000 3.88%, 2/15/43 1,208,541
8,855,000 4.38%, 8/15/43 8,359,328
4,712,500 3.63%, 8/15/43 4,024,770
6,000,000 4.75%, 11/15/43 5,927,344
2,865,000 4.50%, 2/15/44 2,739,880
445,000 4.13%, 8/15/44 403,681
4,380,000 4.63%, 11/15/44 4,240,387
9,005,000 4.75%, 2/15/45 8,847,413
825,000 5.00%, 5/15/45 835,764
955,000 3.00%, 5/15/45 726,285
775,000 2.88%, 8/15/45 575,589
2,415,000 4.88%, 8/15/45 2,407,359
3,800,000 4.63%, 11/15/45 3,664,477
4,200,000 4.63%, 2/15/46 4,048,898
18,635,000 2.25%, 8/15/46 12,141,867
6,855,000 2.88%, 11/15/46 5,009,238
3,105,000 2.75%, 11/15/47 2,188,661
5,645,000 3.00%, 2/15/48 4,160,541
44,535,000 3.13%, 5/15/48 33,502,149
4,055,000 3.38%, 11/15/48 3,174,938
3,935,000 3.00%, 2/15/49 2,872,857
125,000 2.88%, 5/15/49 88,843
11,445,000 1.25%, 5/15/50 5,430,116
Principal Amount Value
U.S. Treasury Obligations, continued
U.S. Treasury Bonds, continued
$ 19,355,000 1.38%, 8/15/50 $ 9,460,512
9,174,000 1.63%, 11/15/50 4,785,889
4,555,000 2.38%, 5/15/51 2,849,544
1,102,000 1.88%, 11/15/51 605,282
1,054,000 2.25%, 2/15/52 635,200
11,498,000 2.88%, 5/15/52 7,974,941
5,054,000 3.00%, 8/15/52 3,593,868
1,052,000 3.63%, 2/15/53 844,353
2,252,000 3.63%, 5/15/53 1,805,471
875,000 4.75%, 11/15/53 851,245
7,880,000 4.25%, 8/15/54 7,059,680
5,305,000 4.50%, 11/15/54 4,956,859
10,908,000 4.63%, 2/15/55 10,407,766
6,072,000 4.75%, 5/15/55 5,912,610
598,000 4.75%, 8/15/55 582,770
5,979,000 4.63%, 11/15/55 5,713,448
2,000,000 4.75%, 2/15/56 1,950,625
273,623,445
U.S. Treasury Notes (12.2%):
26,860,000 3.88%, 3/31/27 26,891,476
20,600,000 3.63%, 8/15/28 20,513,898
6,700,000 3.38%, 9/15/28 6,631,168
9,928,000 3.50%, 10/15/28 9,851,601
818,200 1.50%, 11/30/28 770,450
44,240,000 3.50%, 12/15/28 43,878,822
7,400,000 3.50%, 2/15/29 7,336,406
8,100,000 3.50%, 3/15/29 8,028,492
1,697,000 4.63%, 4/30/29 1,735,381
6,632,000 4.25%, 6/30/29 6,714,123
8,665,000 4.00%, 7/31/29 8,704,602
5,850,000 3.13%, 8/31/29 5,713,119
4,134,000 3.63%, 8/31/29 4,102,188
10,336,000 3.50%, 9/30/29 10,212,856
2,000 4.13%, 10/31/29 2,016
1,000 4.13%, 11/30/29 1,008
6,020,000 4.38%, 12/31/29 6,122,998
3,087,000 3.75%, 5/31/30 3,068,189
882,000 4.00%, 7/31/30 884,825
9,835,000 3.63%, 8/31/30 9,713,599
895,000 4.63%, 9/30/30 920,277
1,419,000 3.63%, 9/30/30 1,401,651
12,471,000 3.63%, 10/31/30 12,311,215
2,637,000 3.75%, 12/31/30 2,614,338
3,960,000 3.63%, 12/31/30 3,906,478
10,598,000 4.00%, 1/31/31 10,619,941
3,825,000 3.75%, 1/31/31 3,792,876
10,294,000 3.50%, 2/28/31 10,093,347
7,910,000 4.25%, 6/30/31 8,007,948
3,000 3.75%, 8/31/31 2,963
3,000 4.38%, 1/31/32 3,051
1,000 4.13%, 2/29/32 1,004
1,000 4.13%, 3/31/32 1,004
2,000 4.13%, 5/31/32 2,006
3,000 3.75%, 10/31/32 2,938
7,904,000 3.88%, 12/31/32 7,790,380
2,643,000 3.75%, 2/28/33 2,583,533
3,946,000 4.63%, 2/15/35 4,048,658
2,867,000 4.25%, 5/15/35 2,859,497
10,745,000 4.25%, 8/15/35 10,706,385

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Percentages indicated are based on net assets as of March 31, 2026 .
Principal Amount Value
U.S. Treasury Obligations, continued
U.S. Treasury Notes, continued
$ 26,696,500 4.00%, 11/15/35 $ 26,041,602
14,445,000 4.13%, 2/15/36 14,218,733
302,807,042
Total U.S. Treasury Obligations (Cost $626,883,610) 576,430,487
Shares
Affiliated Investment Company (0.1%):
Money Market Funds (0.1%):
1,164,990 BlackRock Liquidity FedFund, Institutional Class,
3.55%
+
(c)(d) 1,164,990
Total Affiliated Investment Company (Cost $1,164,990) 1,164,990
Unaffiliated Investment Company (6.7%):
Money Market Funds (6.7%):
165,637,374 Dreyfus Treasury Securities Cash Management
Fund, Institutional Shares, 3.53%(c) 165,637,374
Total Unaffiliated Investment Company (Cost $165,637,374) 165,637,374
Total Investment Securities
(Cost $2,806,118,445 ) — 109.9% 2,715,598,151
Net other assets (liabilities) — (9.9)% (243,557,736)
Net Assets — 100.0% $ 2,472,040,415
GO—General Obligation
H15T5Y—5 Year Treasury Constant Maturity Rate
MTN—Medium Term Note
REIT—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
SOFR30A—Secured Overnight Financing Rate 30-day Average
TBA—To Be Announced Security
^ This security or a partial position of this security was on loan as of March 31, 2026. The total value of securities on loan as of March 31, 2026 was $1,119,665.
† Represents less than 0.05%.
+ Affiliated Securities
(a) Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors.
(b) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at March 31,
2026.
(c) The rate represents the effective yield at March 31, 2026.
(d) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2026.
Securities Sold Short (-3.7%):
At March 31, 2026, the Fund's securities sold short were as follows:
Security Description
Coupon
Rate Maturity Date Par Amount
Proceeds
Received Value
U.S. Government Agency Mortgages
Federal National Mortgage Association
Federal National Mortgage Association, TBA 1.50% 4/25/41 $ (1,781,000) $ (1,601,300) $ (1,600,674)
Federal National Mortgage Association, TBA 2.00% 4/25/41 (10,311,000) (9,478,834) (9,466,787)
Federal National Mortgage Association, TBA 3.00% 4/25/41 (111,000) (105,805) (105,953)
Federal National Mortgage Association, TBA 3.50% 4/25/41 (430,000) (415,264) (413,405)
Federal National Mortgage Association, TBA 4.00% 5/25/41 (12,957,000) (12,176,543) (12,189,703)
Federal National Mortgage Association, TBA 2.00% 4/25/56 (17,909,000) (14,595,521) (14,388,762)
Federal National Mortgage Association, TBA 2.50% 4/25/56 (9,536,000) (8,120,243) (8,016,200)

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Security Description
Coupon
Rate Maturity Date Par Amount
Proceeds
Received Value
Federal National Mortgage Association, TBA 3.00% 4/25/56 $ (8,132,000) $ (7,213,116) $ (7,140,912)
Federal National Mortgage Association, TBA 4.00% 4/25/56 (172,000) (162,310) (162,083)
Federal National Mortgage Association, TBA 5.00% 5/25/56 (22,060,000) (21,862,668) (21,718,759)
Government National Mortgage Association
Government National Mortgage Association, TBA 2.00% 4/20/56 (7,485,000) (6,181,930) (6,170,447)
Government National Mortgage Association, TBA 2.50% 4/20/56 (11,540,000) (9,986,467) (9,918,991)
Government National Mortgage Association, TBA 3.50% 4/20/56 (2,012,000) (1,837,624) (1,843,495)
$ (93,737,625) $ (93,136,171)
Futures Contracts
At March 31, 2026, the Fund's open futures contracts were as follows:
Short Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
30-Day Federal Fund April Futures (U.S. Dollar) 4/30/26 6 $ (2,409,130) $ (10)
30-Day Federal Fund March Futures (U.S. Dollar) 3/31/26 124 (49,788,691) 5,718
U.S. Treasury 10-Year Ultra Note June Futures (U.S. Dollar) 6/18/26 166 (18,843,594) 224,351
U.S. Treasury 10-Year Note June Futures (U.S. Dollar) 6/18/26 118 (13,103,531) (103,420)
U.S. Treasury 30-Year Bond June Futures (U.S. Dollar) 6/18/26 17 (1,935,875) 49,913
$ 176,552
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
U.S. Treasury 2-Year Note June Futures (U.S. Dollar) 6/30/26 2,779 $ 576,490,524 $ (1,033,379)
U.S. Treasury 5-Year Note June Futures (U.S. Dollar) 6/30/26 1,529 165,406,742 (2,000,219)
$ (3,033,598)
Total Net Futures Contracts $ (2,857,046)
Forward Currency Contracts
At March 31, 2026, the Fund's open forward currency contracts were as follows:
Currency Purchased Currency Sold Counterparty
Settlement
Date
Net Unrealized
Appreciation/
(Depreciation)
U.S. Dollar 164,000 European Euro 139,930 Collins Stewart 4/16/26 $ 2,152
U.S. Dollar 198,089 European Euro 169,020 Morgan Stanley 4/16/26 2,595
Total Net Forward Currency Contracts $ 4,747

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks (40.6%):
Aerospace & Defense (1.1%):
667 Boeing Co. (The)* $ 132,753
18,323 General Electric Co. 5,199,518
6,754 HEICO Corp. 1,851,947
5,431 Howmet Aerospace, Inc. 1,251,628
4,414 Lockheed Martin Corp. 2,667,777
302 Northrop Grumman Corp. 206,036
11,596 RTX Corp. 2,236,868
13,546,527
Air Freight & Logistics (0.1%):
2,724 FedEx Corp. 970,234
Automobiles (1.1%):
194,132 Ford Motor Co. 2,240,283
43,174 General Motors Co. 3,216,463
21,434 Tesla, Inc.* 7,968,090
13,424,836
Banks (1.4%):
76,808 Bank of America Corp. 3,744,390
5,126 Citigroup, Inc. 581,340
30,314 JPMorgan Chase & Co. 8,917,166
1 Party City Holdco, Inc.*(a) —
63 PNC Financial Services Group, Inc. (The) 13,110
19,792 US Bancorp 1,029,382
34,530 Wells Fargo & Co. 2,748,933
17,034,321
Beverages (0.3%):
681 Coca-Cola Co. (The) 51,790
771 Coca-Cola Consolidated, Inc. 147,831
20,340 PepsiCo, Inc. 3,158,599
3,358,220
Biotechnology (1.3%):
27,798 AbbVie, Inc. 6,045,787
2,271 Alnylam Pharmaceuticals, Inc.* 751,406
15,305 BioMarin Pharmaceutical, Inc.* 864,579
30,499 Exelixis, Inc.* 1,308,102
29,115 Gilead Sciences, Inc. 4,057,758
12,394 Incyte Corp.* 1,166,523
1,834 PTC Therapeutics, Inc.* 124,950
2,712 Regeneron Pharmaceuticals, Inc. 2,095,400
16,414,505
Broadline Retail (1.6%):
98,034 Amazon.com, Inc.* 20,417,541
Building Products (0.6%):
8,011 Allegion plc 1,163,918
25,700 Johnson Controls International plc 3,365,415
6,844 Trane Technologies plc 2,852,169
7,381,502
Capital Markets (1.4%):
1,411 Ameriprise Financial, Inc. 627,049
27,175 Bank of New York Mellon Corp. (The) 3,223,770
41,781 Charles Schwab Corp. (The) 3,926,578
5,795 CME Group, Inc., Class A 1,711,553
2,719 Goldman Sachs Group, Inc. (The) 2,300,247
Shares Value
Common Stocks, continued
Capital Markets, continued
24,549 Morgan Stanley $ 4,040,029
1,023 Northern Trust Corp. 142,780
7,792 State Street Corp. 986,156
5,300 Virtu Financial, Inc., Class A 233,094
707 White Iris Temp Shares* 9,587
17,200,843
Chemicals (0.3%):
1,441 Ecolab, Inc. 383,335
6,473 Linde plc 3,209,054
3,592,389
Commercial Services & Supplies (0.3%):
9,545 Cintas Corp. 1,614,441
27,396 Veralto Corp. 2,422,355
4,036,796
Communications Equipment (0.6%):
15,506 Arista Networks, Inc.* 1,903,827
50,711 Cisco Systems, Inc. 3,934,666
5,043 Motorola Solutions, Inc. 2,188,511
8,027,004
Construction & Engineering (0.3%):
4,214 AECOM 357,431
1,963 Comfort Systems USA, Inc. 2,706,957
14,829 Tutor Perini Corp. 1,144,651
4,209,039
Consumer Finance (0.4%):
7,249 American Express Co. 2,192,677
15,681 Capital One Financial Corp. 2,860,685
5,053,362
Consumer Staples Distribution & Retail (0.5%):
1,504 Costco Wholesale Corp. 1,498,631
1,596 Dollar General Corp. 189,493
25,571 Maplebear, Inc.* 957,890
3,372 Sysco Corp. 240,525
25,280 Walmart, Inc. 3,141,798
6,028,337
Diversified Telecommunication Services (0.7%):
163,164 AT&T, Inc. 4,730,124
77,206 Comcast Corp., Class A 2,216,584
47,888 Verizon Communications, Inc. 2,403,978
9,350,686
Electric Utilities (0.5%):
5,013 Constellation Energy Corp. 1,399,880
12,593 NextEra Energy, Inc. 1,169,638
18,155 NRG Energy, Inc. 2,653,172
12,702 PPL Corp. 485,217
9,941 Southern Co. (The) 959,505
6,667,412
Electrical Equipment (0.6%):
2,673 Acuity, Inc. 749,028
12,456 AMETEK, Inc. 2,670,068
2,976 GE Vernova, Inc. 2,597,750

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Electrical Equipment, continued
4,919 Rockwell Automation, Inc. $ 1,765,331
7,782,177
Electronic Equipment, Instruments & Components (0.6%):
26,388 Amphenol Corp., Class A 3,334,124
7,803 Keysight Technologies, Inc.* 2,203,333
9,920 Zebra Technologies Corp.* 2,074,074
7,611,531
Energy Equipment & Services (0.2%):
41,195 TechnipFMC plc 2,847,810
Entertainment (0.6%):
15,268 Electronic Arts, Inc. 3,112,687
32,386 Netflix, Inc.* 3,113,914
14,478 Roku, Inc.* 1,369,908
19,447 Warner Bros Discovery, Inc.* 534,015
8,130,524
Financial Services (1.8%):
22,574 Berkshire Hathaway, Inc., Class B* 10,817,461
40,791 Fiserv, Inc.* 2,276,138
12,592 Mastercard, Inc., Class A 6,291,719
9,051 Visa, Inc., Class A 2,735,574
22,120,892
Ground Transportation (0.3%):
88,127 Lyft, Inc., Class A* 1,172,089
534 Norfolk Southern Corp. 153,258
41,491 Uber Technologies, Inc.* 2,984,448
4,309,795
Health Care Equipment & Supplies (0.2%):
19,854 Abbott Laboratories 2,038,410
Health Care Providers & Services (0.5%):
9,091 Alignment Healthcare, Inc.* 160,183
11,087 Cano Health LLC* 93,574
6,836 Cardinal Health, Inc. 1,444,515
6,186 CVS Health Corp. 444,279
2,525 Elevance Health, Inc. 739,194
11,108 UnitedHealth Group, Inc. 3,005,714
5,887,459
Health Care REITs (0.2%):
4,257 Ventas, Inc. 348,137
12,901 Welltower, Inc. 2,550,657
2,898,794
Health Care Technology (0.0%
†
):
1,226 Veeva Systems, Inc., Class A* 215,359
Hotels, Restaurants & Leisure (0.5%):
25,498 Airbnb, Inc., Class A* 3,219,888
201 Booking Holdings, Inc. 846,274
7,971 Expedia Group, Inc. 1,840,424
5,906,586
Household Durables (0.0%
†
):
676 Garmin, Ltd. 156,839
Shares Value
Common Stocks, continued
Household Products (0.2%):
16,681 Procter & Gamble Co. (The) $ 2,409,404
Industrial Conglomerates (0.3%):
15,639 Honeywell International, Inc. 3,534,883
Insurance (0.6%):
5,714 Acrisure Holdings, Inc.* 164,106
7,354 Allstate Corp. (The) 1,524,778
2,191 Assurant, Inc. 477,222
1,297 Hartford Insurance Group, Inc. (The) 175,393
3,485 Loews Corp. 371,989
16,804 Progressive Corp. (The) 3,331,225
4,575 Travelers Cos., Inc. (The) 1,334,436
7,379,149
Interactive Media & Services (3.3%):
53,824 Alphabet, Inc., Class A 15,477,630
45,197 Alphabet, Inc., Class C 12,965,211
22,863 Meta Platforms, Inc., Class A 13,080,608
41,523,449
IT Services (0.0%
†
):
1,594 MongoDB, Inc., Class A* 390,163
Leisure Products (0.2%):
22,508 Hasbro, Inc. 2,106,749
Life Sciences Tools & Services (0.1%):
8,799 Illumina, Inc.* 1,084,565
1,054 Medpace Holdings, Inc.* 506,120
1,590,685
Machinery (0.2%):
1,291 Caterpillar, Inc. 914,622
2,028 Crane Co. 346,788
3,004 Flowserve Corp. 220,824
2,702 Illinois Tool Works, Inc. 703,304
6,885 Toro Co. (The) 643,334
2,828,872
Media (0.0%
†
):
10,308 Versant Media Group, Inc. 381,602
Metals & Mining (0.4%):
39,954 Commercial Metals Co. 2,454,374
8,706 Newmont Corp. 942,425
10,503 Nucor Corp. 1,776,057
5,172,856
Multi-Utilities (0.1%):
331 CMS Energy Corp. 25,679
11,967 Consolidated Edison, Inc. 1,354,425
4,708 Sempra 457,477
1,837,581
Oil, Gas & Consumable Fuels (1.6%):
14,736 Chevron Corp. 3,048,878
13,955 ConocoPhillips 1,842,060
30,631 Devon Energy Corp. 1,541,352
9,233 EOG Resources, Inc. 1,334,815
45,800 Exxon Mobil Corp. 7,770,428

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
97,182 Kinder Morgan, Inc. $ 3,258,513
11,773 Occidental Petroleum Corp. 765,245
9,672 Sanchez Energy Corp.*(a) 221,783
1,523 Williams Cos., Inc. (The) 110,844
19,893,918
Pharmaceuticals (1.4%):
65,645 Bristol-Myers Squibb Co. 3,981,369
8,574 Eli Lilly & Co. 7,886,108
14,119 Johnson & Johnson 3,451,248
14,351 Merck & Co., Inc. 1,726,282
17,045,007
Retail REITs (0.1%):
9,621 Simon Property Group, Inc. 1,794,605
Semiconductors & Semiconductor Equipment (6.1%):
1,313 Advanced Micro Devices, Inc.* 267,104
10,076 Analog Devices, Inc. 3,205,579
5,781 Applied Materials, Inc. 1,975,888
51,605 Broadcom, Inc. 15,972,263
3,222 Cirrus Logic, Inc.* 465,966
31,537 Intel Corp.* 1,391,728
9,472 Lam Research Corp. 2,023,787
16,333 Micron Technology, Inc. 5,517,941
237,469 NVIDIA Corp. 41,414,594
12,516 Qorvo, Inc.* 968,738
29,316 QUALCOMM, Inc. 3,775,314
76,978,902
Software (3.2%):
14,055 Adobe, Inc.* 3,416,489
17,158 Alarm.com Holdings, Inc.* 741,054
4,885 Atlassian Corp., Class A* 333,401
1,098 Crowdstrike Holdings, Inc., Class A* 428,670
23,328 Docusign, Inc.* 1,105,981
3,796 Elastic NV* 189,762
36,615 Fortinet, Inc.* 2,992,178
66,241 Microsoft Corp. 24,520,431
3,197 Oracle Corp., ADR 470,311
5,165 Palantir Technologies, Inc., Class A* 755,536
8,860 Salesforce, Inc. 1,653,896
71,869 Tenable Holdings, Inc.* 1,215,664
16,252 Unity Software, Inc.* 356,569
24,902 Zoom Communications, Inc.* 2,001,872
40,181,814
Specialized REITs (0.3%):
262 American Tower Corp. 45,216
120 Equinix, Inc. 117,629
15,172 Millrose Properties, Inc. 424,816
27,097 Outfront Media, Inc. 718,070
85,887 VICI Properties, Inc. 2,346,433
3,652,164
Specialty Retail (0.6%):
8,378 Abercrombie & Fitch Co.* 765,498
947 Five Below, Inc.* 216,371
17,189 Gap, Inc. (The) 415,974
6,678 Home Depot, Inc. (The) 2,196,327
Shares Value
Common Stocks, continued
Specialty Retail, continued
13,305 Ross Stores, Inc. $ 2,882,262
5,174 TJX Cos., Inc. (The) 826,288
7,302,720
Technology Hardware, Storage & Peripherals (3.2%):
145,707 Apple, Inc. 36,978,980
19,493 NetApp, Inc. 1,995,888
5,294 Western Digital Corp. 1,431,974
40,406,842
Tobacco (0.4%):
22,163 Altria Group, Inc. 1,462,536
19,747 Philip Morris International, Inc. 3,264,969
4,727,505
Trading Companies & Distributors (0.1%):
1,897 Applied Industrial Technologies, Inc. 503,312
7,830 Rush Enterprises, Inc., Class A 517,641
1,020,953
Wireless Telecommunication Services (0.2%):
14,037 T-Mobile US, Inc. 2,948,191
Total Common Stocks (Cost $382,299,427) 511,727,744
Preferred Stocks (0.0%
†
):
Household Durables (0.0%
†
):
2,010 Whirlpool Corp., 8.50%, 2/15/29 82,309
Software (0.0%
†
):
2,379 Oracle Corp., 6.50%, 1/15/29 107,079
950 Strategy, Inc., Series A, 11.50%^ 95,019
202,098
Total Preferred Stocks (Cost $308,534) 284,407
Contracts
Warrant (0.0%
†
):
Health Care Providers & Services (0.0%
†
):
434 Cano Health LLC, 12/30/28* 595
Total Warrant (Cost $35,000) 595
Shares
Right (0.0%
†
):
Diversified Telecommunication Services (0.0%
†
):
179 Altice France Holdings SA CVR, Expires on
2/12/29*(b) 2,007
Total Right (Cost $–) 2,007
Principal Amount
Asset-Backed Securities (1.6%):
$ 318,007 AASET, Class A, Series 2025-1A, 5.94%, 2/16/50(b) 315,571
356,537 AASET, Class A2, Series 2024-1A, 6.26%,
5/16/49(b) 361,380
393,544 AASET, Class A1, Series 2024-1A, 6.26%,
5/16/49(b) 398,011
32,384 AASET Trust, Class A, Series 2020-1A, 3.35%,
1/16/40(b) 31,887
43,758 AASET Trust, Class B, Series 2020-1A, 4.34%,
1/16/40(b) 43,242

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Asset-Backed Securities, continued
$ 279,164 AASET Trust, Class A, Series 2021-1A, 2.95%,
11/16/41(b) $ 267,819
936,222 AASET Trust, Class A, Series 2021-2A, 2.80%,
1/15/47(b) 876,613
429,516 ALTDE Trust, Class A, Series 2025-1A, 5.90%,
8/15/50(b) 432,565
722,892 Blackbird Capital II Aircraft Lease, Ltd., Class A,
Series 2021-1A, 2.44%, 7/15/46, Callable 7/15/28
@ 100(b) 684,602
37,221 Castlelake Aircraft Securitization Trust, Class A,
Series 2018-1, 4.13%, 6/15/43(b) 37,324
44,120 Castlelake Aircraft Structured Trust, Class A, Series
2019-1A, 3.97%, 4/15/39(b) 43,013
186,315 Castlelake Aircraft Structured Trust, Class B, Series
2019-1A, 5.10%, 4/15/39(b) 183,293
215,438 DB Master Finance LLC, Class A2I, Series 2021-1A,
2.05%, 11/20/51, Callable 5/20/26 @ 100(b) 212,573
389,025 DB Master Finance LLC, Class A2I, Series 2025-1A,
4.89%, 8/20/55, Callable 11/20/28 @ 100(b) 388,432
314,213 DB Master Finance LLC, Class A2II, Series 2025-1A,
5.17%, 8/20/55, Callable 11/20/29 @ 100(b) 309,638
338,560 DB Master Finance LLC, Class A2II, Series 2017-1A,
4.03%, 11/20/47, Callable 5/20/26 @ 100(b) 334,624
772,213 Domino's Pizza Master Issuer LLC, Class A2II,
Series 2018-1A, 4.33%, 7/25/48, Callable 4/25/26
@ 100(b) 766,703
1,137,825 Domino's Pizza Master Issuer LLC, Class A2I, Series
2021-1A, 2.66%, 4/25/51, Callable 4/25/26 @
100(b) 1,080,012
594,000 Eaton Vance CLO, Ltd., Class AR2, Series 2019-1A,
5.18%(TSFR3M+151bps), 7/15/37, Callable
7/15/26 @ 100(b) 594,985
930,000 Eaton Vance CLO, Ltd., Class AR2, Series 2020-2A,
5.05%(TSFR3M+138bps), 10/15/37, Callable
7/15/26 @ 100(b) 929,559
997,957 GGAM Master Trust International, Ltd., Class A,
Series 2025-1A, 5.92%, 9/30/60(b) 994,362
1,479,009 Gilead Aviation LLC, Class A, Series 2025-1A,
5.79%, 3/15/50(b) 1,488,072
425,000 GMF Floorplan Owner Revolving Trust, Class A1,
Series 2024-4A, 4.73%, 11/15/29(b) 428,066
134,755 Horizon Aircraft Finance I, Ltd., Class A, Series
2018-1, 4.46%, 12/15/38(b) 133,881
56,761 Horizon Aircraft Finance II, Ltd., Class A, Series
2019-1, 3.72%, 7/15/39(b) 56,224
303,475 Jersey Mike's Funding, Class A2, Series 2025-1A,
5.61%, 8/16/55, Callable 8/15/29 @ 100(b) 306,911
440,550 Jersey Mike's Funding LLC, Class A2, Series 2024-
1A, 5.64%, 2/15/55, Callable 2/15/29 @ 100(b) 444,931
697,026 Navigator Aviation, Ltd., Class A, Series 2025-1,
5.11%, 10/15/50(b) 685,801
249,032 Phantom Aviation, Class A, Series 2026-1A, 5.24%,
1/15/51(b) 252,571
165,543 PK Alift Loan Funding 3 LP, Class A1, Series 2024-1,
5.84%, 9/15/39, Callable 6/15/29 @ 100(b) 168,438
310,000 Planet Fitness Master Issuer LLC, Class A2I, Series
2025-1A, 5.27%, 12/6/55, Callable 12/5/28 @
100(b) 309,606
Principal Amount Value
Asset-Backed Securities, continued
$ 533,760 Planet Fitness Master Issuer LLC, Class A2II, Series
2022-1A, 4.01%, 12/5/51, Callable 12/5/27 @
100(b) $ 489,874
206,250 Planet Fitness Master Issuer LLC, Class A2, Series
2019-1A, 3.86%, 12/5/49, Callable 6/5/26 @ 100(b) 197,664
142,655 Project Silver, Class A, Series 2019-1, 3.97%,
7/15/44(b) 138,941
332,568 SLAM, Ltd., Class A, Series 2025-1A, 5.81%,
5/15/50(b) 335,559
959,850 Subway Funding LLC, Class A2I, Series 2024-1A,
6.03%, 7/30/54, Callable 7/30/27 @ 100(b) 967,787
500,663 Subway Funding LLC, Class A23, Series 2024-1A,
6.51%, 7/30/54, Callable 7/30/30 @ 100(b) 500,941
719,888 Subway Funding LLC, Class A2I, Series 2024-3A,
5.25%, 7/30/54, Callable 7/30/27 @ 100(b) 715,653
690,263 Subway Funding LLC, Class A23, Series 2024-3A,
5.91%, 7/30/54, Callable 7/30/30 @ 100(b) 669,261
340,688 Subway Funding LLC, Class A2II, Series 2024-3A,
5.57%, 7/30/54, Callable 7/30/28 @ 100(b) 339,325
570,775 Subway Funding LLC, Class A2II, Series 2024-1A,
6.27%, 7/30/54, Callable 7/30/28 @ 100(b) 576,885
675,000 Taco Bell Funding LLC, Class A2I, Series 2025-1A,
4.82%, 8/25/55, Callable 2/25/28 @ 100(b) 665,132
28,966 Thunderbolt II Aircraft Lease, Ltd., Class A, Series
2018-A, 5.96%, 9/15/38(b)(c) 28,966
105,373 Thunderbolt III Aircraft Lease, Ltd., Class A, Series
2019-1, 3.67%, 11/15/39(b) 103,421
131,382 Volofin Finance Designated Activity Co., Class A,
Series 2024-1A, 5.94%, 6/15/37(b) 130,607
394,170 Willis Engine Structured Trust VIII, Class A, Series
2025-A, 5.58%, 6/15/50(b) 400,530
Total Asset-Backed Securities (Cost $19,983,418) 19,821,255
Collateralized Mortgage Obligations (3.1%):
370,000 Aimco CLO 11, Ltd., Class A1R2, Series 2020-11A,
5.01%(TSFR3M+134bps), 7/17/37, Callable
10/17/26 @ 100(b) 369,830
387,000 Aimco CLO 14, Ltd., Class A1R, Series 2021-14A,
4.89%(TSFR3M+122bps), 10/20/38, Callable
10/20/27 @ 100(b) 386,615
250,000 Aimco CLO 19, Ltd., Class A, Series 2024-19A,
5.02%(TSFR3M+135bps), 10/20/37, Callable
10/20/26 @ 100(b) 249,880
250,000 Allegro CLO XIII, Ltd., Class A1R, Series 2021-1A,
5.01%(TSFR3M+134bps), 7/20/38, Callable
7/20/27 @ 100(b) 250,233
624,000 Allegro CLO XV, Ltd., Class A1R, Series 2022-1A,
4.85%(TSFR3M+118bps), 4/20/38, Callable
4/20/27 @ 100(b) 622,788
707,000 Ares LIV CLO, Ltd., Class AR2, Series 2019-54A,
4.98%(TSFR3M+131bps), 7/15/38, Callable
7/15/27 @ 100(b) 705,237
637,000 Ares Loan Funding V, Ltd., Class A1, Series
2024-ALF5A, 5.17%(TSFR3M+150bps), 7/27/37,
Callable 7/25/26 @ 100(b) 638,061
603,000 Ares LV CLO, Ltd., Class A1R2, Series 2020-55A,
5.04%(TSFR3M+137bps), 10/15/37, Callable
10/15/26 @ 100(b) 602,713

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Collateralized Mortgage Obligations, continued
$ 543,000 Ares LVIII CLO, Ltd., Class A1R2, Series 2020-58A,
4.91%(TSFR3M+124bps), 4/15/38, Callable
4/15/27 @ 100(b) $ 542,209
449,000 Ares LXX CLO, Ltd., Class A1R, Series 2023-70A,
4.92%(TSFR3M+125bps), 1/25/39, Callable
1/25/28 @ 100(b) 448,040
660,000 Ares XLI CLO, Ltd., Class AR2, Series 2016-41A,
5.00%(TSFR3M+133bps), 4/15/34, Callable
4/15/26 @ 100(b) 660,088
548,000 Bain Capital Credit CLO, Ltd., Class  A1R, Series
2023-2A, 4.99%(TSFR3M+132bps), 7/18/38,
Callable 10/18/27 @ 100(b) 548,511
527,000 Bain Capital Credit CLO, Ltd., Class A1R, Series
2023-4A, 4.96%(TSFR3M+123bps), 1/21/39,
Callable 1/21/28 @ 100(b) 526,416
502,700 Barings 2026-SBP Issuer LLC, Class A, Series 2026-
SBP, 4.82%, 2/26/59, Callable 12/26/32 @ 100(b) 498,844
786,000 Barings CLO, Ltd., Class A1R2, Series 2020-1A,
4.93%(TSFR3M+126bps), 1/15/38, Callable
1/15/27 @ 100(b) 785,608
560,000 Barings CLO, Ltd., Class AR, Series 2020-4A,
5.04%(TSFR3M+137bps), 10/20/37, Callable
10/20/26 @ 100(b) 559,729
375,624 BCRED BSL Static CLO, Ltd., Class AR, Series 2025-
1A, 4.92%(TSFR3M+125bps), 7/24/35, Callable
4/24/26 @ 100(b) 375,504
451,000 Benefit Street Partners CLO 44, Ltd., Class A1,
Series 2025-44A, 4.94%(TSFR3M+122bps),
1/15/39, Callable 1/15/28 @ 100(b) 450,495
434,000 Benefit Street Partners CLO, Ltd., Class AR, Series
2023-33A, 4.85%(TSFR3M+119bps), 1/25/39,
Callable 1/25/28 @ 100(b) 432,701
501,000 Benefit Street Partners CLO, Ltd., Class A, Series
2025-43A, 5.07%(TSFR3M+127bps), 10/20/38,
Callable 10/20/27 @ 100(b) 501,000
889,000 Bethpage Park CLO, Ltd., Class A, Series 2021-1A,
5.06%(TSFR3M+139bps), 1/15/35, Callable
4/15/26 @ 100(b) 889,155
733,000 Blueberry Park CLO, Ltd., Class A, Series 2024-1A,
5.02%(TSFR3M+135bps), 10/20/37, Callable
10/20/26 @ 100(b) 732,644
625,000 Bowling Green Park CLO LLC, Class ARR, Series
2019-1A, 4.67%(TSFR3M+100bps), 4/18/35,
Callable 4/18/26 @ 100(b) 624,381
518,000 Carlyle US CLO, Ltd., Class A1, Series 2025-6A,
4.88%(TSFR3M+122bps), 1/20/39, Callable
1/20/28 @ 100(b) 517,352
738,000 Carlyle US CLO, Ltd., Class A1R, Series 2021-11A,
5.08%(TSFR3M+141bps), 7/25/37, Callable
7/25/26 @ 100(b) 738,280
409,000 Carlyle US CLO, Ltd., Class A1R, Series 2021-10A,
4.98%(TSFR3M+131bps), 1/20/38, Callable
1/20/27 @ 100(b) 409,171
643,000 Cedar Funding X CLO, Ltd., Class AR2, Series 2019-
10A, 5.03%(TSFR3M+136bps), 10/20/37, Callable
10/20/26 @ 100(b) 642,690
506,000 Cedar Funding XII CLO, Ltd., Class ARR, Series
2020-12A, 4.87%(TSFR3M+120bps), 1/25/38,
Callable 1/25/27 @ 100(b) 505,511
Principal Amount Value
Collateralized Mortgage Obligations, continued
$ 311,000 CIFC Funding, Ltd., Class A1, Series 2025-6A,
5.11%(TSFR3M+125bps), 10/23/38, Callable
10/23/27 @ 100(b) $ 310,514
479,000 CIFC Funding, Ltd., Class A1R2, Series 2019-5A,
4.94%(TSFR3M+127bps), 10/15/38, Callable
10/15/27 @ 100(b) 477,540
858,000 CIFC Funding, Ltd., Class A1R, Series 2021-3A,
4.90%(TSFR3M+123bps), 10/15/38, Callable
10/15/27 @ 100(b) 857,103
1,010,000 Dryden 108 CLO, Ltd., Class A1R, Series 2022-
108A, 5.03%(TSFR3M+136bps), 7/18/37, Callable
7/18/26 @ 100(b) 1,008,990
836,000 Dryden 85 CLO, Ltd., Class A1R2, Series 2020-85A,
5.05%(TSFR3M+138bps), 7/15/37, Callable
7/15/26 @ 100(b) 835,376
667,000 Eaton Vance CLO, Ltd., Class ARR, Series 2020-1A,
5.06%(TSFR3M+139bps), 10/15/37, Callable
10/15/26 @ 100(b) 666,204
515,000 Flatiron CLO 21, Ltd., Class A1R, Series 2021-1A,
5.03%(TSFR3M+136bps), 10/19/37, Callable
10/19/26 @ 100(b) 514,753
591,000 Flatiron CLO 26, Ltd., Class A, Series 2024-4A,
5.00%(TSFR3M+133bps), 1/15/38, Callable
1/15/27 @ 100(b) 590,710
452,000 Flatiron CLO 31, Ltd., Class A1, Series 2025-31A,
4.90%(TSFR3M+120bps), 1/18/39, Callable
1/18/28 @ 100(b) 451,500
481,000 Flatiron CLO 32, Ltd., Class A1, Series 2025-32A,
4.96%(TSFR3M+129bps), 10/22/38, Callable
10/22/27 @ 100(b) 480,492
541,000 Flatiron RR CLO 30, Ltd., Class A1, Series 2025-
30A, 4.83%(TSFR3M+116bps), 4/15/38, Callable
4/15/27 @ 100(b) 539,696
267,000 Goldentree Loan Management US CLO, Ltd., Class
A, Series 2026-28A, 4.84%(TSFR3M+117bps),
10/20/39, Callable 4/20/28 @ 100(b) 266,987
542,000 Green Lakes Park CLO LLC, Class ARR, Series 2025-
1A, 4.85%(TSFR3M+118bps), 1/25/38, Callable
1/25/27 @ 100(b) 540,975
584,000 Hamlin Park CLO, Ltd., Class A, Series 2024-1A,
5.01%(TSFR3M+134bps), 10/20/37, Callable
10/20/26 @ 100(b) 583,719
488,000 Invesco US CLO, Ltd., Class A, Series 2024-3A,
5.18%(TSFR3M+151bps), 7/20/37, Callable
7/20/26 @ 100(b) 488,395
394,000 Lakeside Park CLO, Ltd., Class A, Series 2025-1A,
4.82%(TSFR3M+115bps), 4/15/38, Callable
4/15/27 @ 100(b) 393,049
250,000 Madison Park Funding XLV, Ltd., Class ARR, Series
2020-45A, 4.75%(TSFR3M+108bps), 7/15/34,
Callable 4/15/26 @ 100(b) 249,948
337,000 Magnetite Xli, Ltd., Class A, Series 2024-41A,
4.96%(TSFR3M+129bps), 1/25/38, Callable
1/25/27 @ 100(b) 336,060
380,000 Magnetite Xlv, Ltd., Class A1, Series 2025-45A,
4.82%(TSFR3M+115bps), 4/15/38, Callable
4/15/27 @ 100(b) 379,089
250,000 Magnetite XXI, Ltd., Class AR, Series 2019-21A,
4.95%(TSFR3M+128bps), 4/20/34, Callable
4/20/26 @ 100(b) 249,999

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Collateralized Mortgage Obligations, continued
$ 680,000 Magnetite XXIX, Ltd., Class AR, Series 2021-29A,
5.02%(TSFR3M+135bps), 7/15/37, Callable
7/15/26 @ 100(b) $ 679,691
520,000 Magnetite XXVI, Ltd., Class AR2, Series 2020-26A,
4.82%(TSFR3M+115bps), 1/25/38, Callable
1/25/27 @ 100(b) 517,920
827,000 Magnetite XXVIII, Ltd., Class A1RR, Series 2020-
28A, 4.91%(TSFR3M+124bps), 1/15/38, Callable
1/15/27 @ 100(b) 825,842
968,000 Magnetite XXX, Ltd., Class AR, Series 2021-30A,
5.21%(TSFR3M+135bps), 10/25/37, Callable
10/25/26 @ 100(b) 967,533
496,000 Magnetite XXXVI, Ltd., Class AR, Series 2023-36A,
4.99%(TSFR3M+132bps), 7/25/38, Callable
7/25/27 @ 100(b) 496,463
650,000 Morgan Stanley Eaton Vance CLO, Ltd., Class
A1, Series 2025-21A, 4.84%(TSFR3M+117bps),
4/15/38, Callable 4/15/27 @ 100(b) 648,445
457,000 OCP Aegis CLO, Ltd., Class AR2, Series 2020-8RA,
4.89%(TSFR3M+122bps), 10/17/38, Callable
10/17/27 @ 100(b) 456,063
413,000 OCP Aegis CLO, Ltd., Class A1, Series 2025-47A,
4.86%(TSFR3M+111bps), 1/21/38, Callable
1/21/27 @ 100(b) 411,799
339,000 OCP Aegis CLO, Ltd., Class AR, Series 2024-39A,
4.76%(TSFR3M+109bps), 4/16/38, Callable
4/16/27 @ 100(b) 336,881
325,000 OCP Aegis CLO, Ltd., Class A, Series 2025-46A,
5.05%(TSFR3M+120bps), 10/15/38, Callable
10/15/27 @ 100(b) 324,454
320,000 OCP CLO, Ltd., Class AR, Series 2018-15A,
4.92%(TSFR3M+125bps), 1/20/38, Callable
1/20/27 @ 100(b) 319,398
518,000 OCP CLO, Ltd., Class A, Series 2025-44A,
4.97%(TSFR3M+130bps), 10/24/38, Callable
10/24/27 @ 100(b) 516,677
356,000 OHA Credit Funding 14-R, Ltd., Class A, Series
2023-14RA, 4.90%(TSFR3M+123bps), 4/20/38,
Callable 4/20/27 @ 100(b) 355,652
615,000 OHA Credit Funding 4, Ltd., Class AR2, Series 2019-
4A, 4.96%(TSFR3M+129bps), 1/22/38, Callable
1/22/27 @ 100(b) 615,913
494,000 OHA Credit Funding 6, Ltd., Class AR2, Series 2020-
6A, 5.00%(TSFR3M+133bps), 10/20/37, Callable
10/20/26 @ 100(b) 493,764
684,000 OHA Credit Partners VII, Ltd., Class AR4, Series
2012-7A, 4.80%(TSFR3M+114bps), 2/20/38,
Callable 2/20/27 @ 100(b) 682,396
250,000 OHA Credit Partners XVII, Ltd., Class A, Series
2024-17A, 4.99%(TSFR3M+132bps), 1/18/38,
Callable 1/18/27 @ 100(b) 249,675
383,000 Palmer Square CLO, Ltd., Class A, Series 2026-1A,
4.86%(TSFR3M+119bps), 4/20/39, Callable
4/20/28 @ 100(b) 382,154
513,000 Palmer Square CLO, Ltd., Class A, Series 2025-5A,
5.09%(TSFR3M+121bps), 10/20/38, Callable
1/20/28 @ 100(b) 512,385
434,253 Palmer Square Loan Funding, Ltd., Class A1, Series
2025-2A, 4.61%(TSFR3M+94bps), 7/15/33,
Callable 10/15/26 @ 100(b) 433,978
Principal Amount Value
Collateralized Mortgage Obligations, continued
$ 489,410 Palmer Square Loan Funding, Ltd., Class A1, Series
2025-1A, 4.45%(TSFR3M+80bps), 2/15/33,
Callable 5/15/26 @ 100(b) $ 488,169
326,000 Peace Park CLO, Ltd., Class AR, Series 2021-1A,
4.92%(TSFR3M+125bps), 10/20/38, Callable
10/20/27 @ 100(b) 325,674
272,000 RR 34, Ltd., Class A1R, Series 2024-34RA,
5.02%(TSFR3M+135bps), 10/15/39, Callable
10/15/26 @ 100(b) 271,871
490,000 RR 44, Ltd., Class A1A, Series 2026-44A,
4.84%(TSFR3M+117bps), 4/15/41(b) 488,343
315,000 Sixth Street CLO XIX, Ltd., Class A1R, Series 2021-
19A, 4.95%(TSFR3M+128bps), 7/17/38, Callable
7/17/27 @ 100(b) 314,074
475,000 Sixth Street CLO XVIII, Ltd., Class A1R, Series 2021-
18A, 4.92%(TSFR3M+125bps), 10/17/38, Callable
10/17/27 @ 100(b) 474,036
401,000 Sixth Street CLO XX, Ltd., Class A1R, Series 2021-
20A, 4.99%(TSFR3M+132bps), 7/17/38, Callable
7/17/27 @ 100(b) 400,802
250,000 Voya CLO, Ltd., Class A1RR, Series 2020-2A,
4.98%(TSFR3M+131bps), 1/20/38, Callable
1/20/27 @ 100(b) 249,415
370,000 Voya CLO, Ltd., Class A1, Series 2024-1A,
5.19%(TSFR3M+152bps), 4/15/37, Callable
7/15/26 @ 100(b) 370,586
Total Collateralized Mortgage Obligations (Cost $39,072,744) 39,044,838
Collateralized Mortgage-Backed Securities (2.4%):
129,215 BAMLL Commercial Mortgage Securities Trust, Class
ANM, Series 2019-BPR, 3.11%, 11/5/32(b) 123,336
30,000 BANK, Class A5, Series 2019-BN21, 2.85%,
10/17/52, Callable 10/15/29 @ 100 28,089
34,000 Benchmark Mortgage Trust, Class A5, Series 2018-
B4, 4.12%, 7/15/51, Callable 7/15/28 @ 100(c) 33,512
289,550 BLP Commercial Mortgage Trust, Class A, Series
2024-IND2, 5.01%(TSFR1M+134bps), 3/15/41(b) 289,401
214,000 BMP, Class B, Series 2024-MF23,
5.31%(TSFR1M+164bps), 6/15/41(b) 213,881
433,000 BMP, Class A, Series 2024-MF23,
5.04%(TSFR1M+137bps), 6/15/41(b) 432,763
151,000 BMP, Class C, Series 2024-MF23,
5.51%(TSFR1M+184bps), 6/15/41(b) 150,960
2,362,904 BX Commercial Mortgage Trust, Class A, Series
2019-IMC, 4.72%(TSFR1M+105bps), 4/15/34(b) 2,351,229
670,526 BX Commercial Mortgage Trust, Class A, Series
2024-MDHS, 5.31%(TSFR1M+164bps), 5/15/41(b) 670,548
119,000 BX Commercial Mortgage Trust, Class D, Series
2019-IMC, 5.62%(TSFR1M+195bps), 4/15/34(b) 117,824
294,700 BX Commercial Mortgage Trust, Class D, Series
2022-LP2, 5.63%(TSFR1M+196bps), 2/15/39(b) 294,521
561,000 BX Commercial Mortgage Trust, Class A, Series
2026-ALOHA, 5.05%(TSFR1M+135bps), 4/15/43(b) 560,949
156,825 BX Commercial Mortgage Trust, Class A, Series
2024-GPA3, 4.97%(TSFR1M+129bps), 12/15/39(b) 156,840
386,230 BX Commercial Mortgage Trust, Class B, Series
2025-SPOT, 5.42%(TSFR1M+174bps), 4/15/40(b) 386,269
1,074,371 BX Commercial Mortgage Trust, Class A, Series
2025-SPOT, 5.12%(TSFR1M+144bps), 4/15/40(b) 1,074,499

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Collateralized Mortgage-Backed Securities, continued
$ 172,000 BX Commercial Mortgage Trust, Class B, Series
2019-IMC, 5.02%(TSFR1M+135bps), 4/15/34(b) $ 170,726
113,000 BX Commercial Mortgage Trust, Class C, Series
2019-IMC, 5.32%(TSFR1M+165bps), 4/15/34(b) 112,023
292,600 BX Commercial Mortgage Trust, Class C, Series
2024-XL5, 5.61%(TSFR1M+194bps), 3/15/41(b) 292,605
220,500 BX Commercial Mortgage Trust, Class B, Series
2024-XL5, 5.36%(TSFR1M+169bps), 3/15/41(b) 220,506
1,125,988 BX Commercial Mortgage Trust, Class A, Series
2024-XL5, 5.06%(TSFR1M+139bps), 3/15/41(b) 1,126,348
79,918 BX Commercial Mortgage Trust, Class B, Series
2024-XL4, 5.46%(TSFR1M+179bps), 2/15/39(b) 79,964
294,700 BX Commercial Mortgage Trust, Class B, Series
2022-LP2, 4.98%(TSFR1M+131bps), 2/15/39(b) 294,525
627,359 BX Commercial Mortgage Trust, Class A, Series
2024-XL4, 5.11%(TSFR1M+144bps), 2/15/39(b) 627,560
100,000 BX Commercial Mortgage Trust, Class B, Series
2026-XL6, 5.12%(TSFR1M+145bps), 3/15/43(b) 99,507
728,000 BX Commercial Mortgage Trust, Class A, Series
2026-XL6, 4.87%(TSFR1M+120bps), 3/15/43(b) 724,391
95,121 BX Commercial Mortgage Trust, Class A, Series
2022-LP2, 4.69%(TSFR1M+101bps), 2/15/39(b) 95,065
294,700 BX Commercial Mortgage Trust, Class C, Series
2022-LP2, 5.23%(TSFR1M+156bps), 2/15/39(b) 294,524
730,000 BX Mortgage Trust, Class E, Series 2021-PAC,
5.73%(TSFR1M+206bps), 10/15/36(b) 725,016
162,000 BX Mortgage Trust, Class B, Series 2021-PAC,
4.69%(TSFR1M+101bps), 10/15/36(b) 161,494
210,000 BX Mortgage Trust, Class D, Series 2021-PAC,
5.09%(TSFR1M+141bps), 10/15/36(b) 208,959
216,000 BX Mortgage Trust, Class C, Series 2021-PAC,
4.89%(TSFR1M+121bps), 10/15/36(b) 215,197
2,708,000 BX Mortgage Trust, Class A, Series 2021-PAC,
4.48%(TSFR1M+80bps), 10/15/36(b) 2,701,296
833,452 BX Trust, Class A, Series 2024-CNYN,
5.11%(TSFR1M+144bps), 4/15/41(b) 833,493
1,941,295 BX Trust, Class A, Series 2025-ROIC,
4.82%(TSFR1M+114bps), 3/15/30(b) 1,931,677
223,508 BX Trust, Class B, Series 2025-ROIC,
5.07%(TSFR1M+139bps), 3/15/30(b) 221,670
194,000 BX Trust, Class A, Series 2025-TAIL,
5.07%(TSFR1M+140bps), 6/15/35(b) 193,776
407,356 BX Trust, Class A, Series 2022-IND,
5.16%(TSFR1M+149bps), 4/15/37(b) 407,358
530,000 BX Trust, Class A, Series 2025-DIME,
4.82%(TSFR1M+115bps), 2/15/35(b) 526,400
315,253 BX Trust, Class C, Series 2025-ROIC,
5.22%(TSFR1M+154bps), 3/15/30(b) 312,335
66,500 BX Trust, Class D, Series 2022-IND,
6.51%(TSFR1M+284bps), 4/15/37(b) 66,560
79,800 BX Trust, Class C, Series 2022-IND,
5.96%(TSFR1M+229bps), 4/15/37(b) 79,848
352,800 BX Trust, Class B, Series 2022-IND,
5.61%(TSFR1M+194bps), 4/15/37(b) 352,906
132,611 BX Trust, Class B, Series 2024-CNYN,
5.36%(TSFR1M+169bps), 4/15/41(b) 132,540
110,509 BX Trust, Class C, Series 2024-CNYN,
5.61%(TSFR1M+194bps), 4/15/41(b) 110,449
404,000 CENT, Class A, Series 2025-CITY, 4.92%,
7/10/40(b)(c) 404,882
Principal Amount Value
Collateralized Mortgage-Backed Securities, continued
$ 860,000 CSMC Trust, Class D, Series 2017-PFHP,
5.97%(TSFR1M+230bps), 12/15/30(b) $ 795,449
157,000 DTP Commercial Mortgage Trust, Class A, Series
2023-STE2, 5.45%, 1/15/41(b)(c) 158,833
310,000 ELP Commercial Mortgage Trust, Class A, Series
2025-ELP, 4.30%, 11/13/42(b)(c) 306,555
80,000 Extended Stay America Trust, Class C, Series 2025-
ESH, 5.52%(TSFR1M+185bps), 10/15/42(b) 80,129
165,000 Extended Stay America Trust, Class B, Series 2025-
ESH, 5.27%(TSFR1M+160bps), 10/15/42(b) 165,200
940,000 Extended Stay America Trust, Class A, Series 2025-
ESH, 4.97%(TSFR1M+130bps), 10/15/42(b) 939,996
56,469 Extended Stay America Trust, Class C, Series 2026-
ESH2, 5.27%(TSFR1M+160bps), 2/15/43(b) 56,566
83,217 Extended Stay America Trust, Class B, Series 2026-
ESH2, 5.07%(TSFR1M+140bps), 2/15/43(b) 83,289
806,413 Extended Stay America Trust, Class A, Series 2026-
ESH2, 4.87%(TSFR1M+120bps), 2/15/43(b) 806,409
280,000 INT Commercial Mortgage Trust, Class A, Series
2025-PLAZA, 4.55%, 11/5/37(b)(c) 279,280
64,000 J.P. Morgan Chase Commercial Mortgage Securities
Trust, Class DFX, Series 2018-WPT, 5.35%,
7/5/33(b) 36,782
41,000 J.P. Morgan Chase Commercial Mortgage Securities
Trust, Class CFX, Series 2018-WPT, 4.95%,
7/5/33(b) 27,683
70,000 Life Mortgage Trust, Class D, Series 2021-BMR,
5.19%(TSFR1M+151bps), 3/15/38(b) 66,683
70,000 Life Mortgage Trust, Class E, Series 2021-BMR,
5.54%(TSFR1M+186bps), 3/15/38(b) 65,373
10,680 Life Mortgage Trust, Class C, Series 2021-BMR,
4.89%(TSFR1M+121bps), 3/15/38(b) 10,616
1,420,000 Life Mortgage Trust, Class A1, Series 2022-BMR2,
4.97%(TSFR1M+130bps), 5/15/39, Callable
5/15/26 @ 100(b) 1,370,456
479,000 Life Mortgage Trust, Class C, Series 2022-BMR2,
5.77%(TSFR1M+209bps), 5/15/39, Callable
5/15/26 @ 100(b) 426,437
426,000 Life Mortgage Trust, Class D, Series 2022-BMR2,
6.21%(TSFR1M+254bps), 5/15/39, Callable
5/15/26 @ 100(b) 361,101
855,000 Life Mortgage Trust, Class B, Series 2022-BMR2,
5.47%(TSFR1M+179bps), 5/15/39, Callable
5/15/26 @ 100(b) 786,711
132,000 Morgan Stanley Capital I Trust, Class A4, Series
2018-H4, 4.31%, 12/15/51, Callable 1/15/29 @ 100 129,825
775,000 PLYM Commercial Mortgage Trust, Class A, Series
2026-IND, 4.92%(TSFR1M+125bps), 3/15/43(b) 771,207
126,000 PLYM Commercial Mortgage Trust, Class B, Series
2026-IND, 5.12%(TSFR1M+145bps), 3/15/43(b) 125,057
140,000 PLYM Commercial Mortgage Trust, Class C, Series
2026-IND, 5.32%(TSFR1M+165bps), 3/15/43(b) 138,773
152,000 TCO Commercial Mortgage Trust, Class B, Series
2024-DPM, 5.26%(TSFR1M+159bps), 12/15/39(b) 151,445
625,000 TCO Commercial Mortgage Trust, Class A, Series
2024-DPM, 4.92%(TSFR1M+124bps), 12/15/39(b) 623,991
112,000 TCO Commercial Mortgage Trust, Class C, Series
2024-DPM, 5.66%(TSFR1M+199bps), 12/15/39(b) 111,855
285,000 VLS Commercial Mortgage Trust, Class A, Series
2020-LAB, 2.13%, 10/10/42(b) 243,002

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Collateralized Mortgage-Backed Securities, continued
$ 20,000 VLS Commercial Mortgage Trust, Class B, Series
2020-LAB, 2.45%, 10/10/42(b) $ 16,335
155,000 Wells Fargo Commercial Mortgage Trust, Class
A5, Series 2018-C48, 4.30%, 1/15/52, Callable
12/15/28 @ 100 154,171
185,000 Wells Fargo Commercial Mortgage Trust, Class
A, Series 2021-FCMT, 4.99%(TSFR1M+131bps),
5/15/31(b) 184,908
Total Collateralized Mortgage-Backed Securities (Cost
$30,482,501) 30,082,338
Convertible Bonds (0.2%):
Electric Utilities (0.0%
†
):
231,000 PG&E Corp, 4.25%, 12/1/27 240,164
Electrical Components & Equipment (0.0%
†
):
75,000 Eos Energy Enterprises, 1.75%, 12/1/31(b) 43,733
Media (0.0%
†
):
109,992 EchoStar Corp., 3.88%, 11/30/30 395,591
Oil, Gas & Consumable Fuels (0.1%):
148,000 Golar LNG, Ltd., 2.75%, 12/15/30(b) 174,567
334,000 Kosmos Energy, Ltd., 3.13%, 3/15/30 261,511
436,078
Real Estate Management & Development (0.0%
†
):
350,000 Redfin Corp., 0.50%, 4/1/27 334,445
Semiconductors & Semiconductor Equipment (0.0%
†
):
53,000 MKS, Inc., 1.25%, 6/1/30 85,382
79,000 ON Semiconductor Corp., 0.00%, 5/1/27 100,896
118,000 Wolfspeed, Inc., 3.50%, 3/15/31(b) 124,490
18,000 Wolfspeed, Inc., 2.50%, 6/15/31, Callable 9/29/28
@ 100(b) 25,352
33,000 Wolfspeed, Inc., 2.50%, 6/15/31, Callable 9/29/28
@ 100 46,478
382,598
Software (0.1%):
190,000 Riot Platforms, Inc., 0.75%, 1/15/30 216,982
150,000 Strategy, Inc., 0.00%, 12/1/29 125,605
156,000 Terawulf, Inc., 0.00%, 5/1/32(b) 158,457
501,044
Total Convertible Bonds (Cost $1,939,479) 2,333,653
Bank Loans (0.5%):
Banks (0.0%
†
):
30,000 Level 3 Term B4 1Ln, 6.91% (TERM
SOFR+325bps), 3/29/32(b) 29,969
Building Products (0.0%
†
):
284,634 Cornerstone Building Brands Term B, 6.91% (TERM
SOFR+325bps), 4/12/28(b) 160,412
19,897 Cornerstone Building Products Term 1Ln, 9.29%
(TERM SOFR+562.5bps), 8/1/28(b) 10,645
47,880 US LBM Term B 1Ln, 8.66% (TERM
SOFR+500bps), 6/6/31(b) 40,270
148,007 US LBM Term B 1Ln, 7.41% (TERM
SOFR+375bps), 6/6/31(b) 118,018
329,345
Capital Markets (0.0%
†
):
588 SGUS LLC First Out, 3.66% (TERM SOFR+0bps),
7/15/26 541
Principal Amount Value
Bank Loans, continued
Capital Markets, continued
$ 19,118 SGUS LLC Second Out, 16.16% (TERM
SOFR+1250bps), 7/15/26 $ 5,735
— SGUS LLC Term First Out Dip 1Ln, 13.66% (TERM
SOFR+1000bps), 7/15/26(b) —
45,230 SGUS LLC Term Third Out, 11.66% (TERM
SOFR+800bps), 7/15/26(b) 4,071
91,206 TPC Group Term 1Ln, 9.41% (TERM
SOFR+575bps), 12/16/31(b) 83,317
93,664
Chemicals (0.1%):
46,000 Angus Chemical Term 2Ln, 11.41% (TERM
SOFR+775bps), 11/24/28(b) 41,227
25,000 Angus Chemical Term B 1Ln, 7.66% (TERM
SOFR+400bps), 11/24/27 23,844
14,963 Chemours Co. (The) Term 1Ln B3, 7.16% (TERM
SOFR+350bps), 10/15/32(b) 14,832
152,995 Hexion Term 1Ln, 7.66% (TERM SOFR+400bps),
3/15/29 146,078
42,500 Hexion Term 2Ln, 11.10% (TERM
SOFR+743.75bps), 3/15/30(b) 39,419
125,000 Mativ Holdings Term B 1Ln, 7.91% (TERM
SOFR+425bps), 3/26/33(b) 120,000
77,938 Natgasoline Term B 1Ln, 9.16% (TERM
SOFR+550bps), 3/29/30(b) 78,230
89,887 Tronox Term B 1Ln, 6.16% (TERM SOFR+250bps),
9/30/31 68,110
531,740
Commercial Services & Supplies (0.0%
†
):
177,270 Brandsafway Term B 1Ln, 8.16% (TERM
SOFR+450bps), 8/1/30(b) 151,713
125,000 Imperial Dade Term B 1Ln, 7.16% (TERM
SOFR+350bps), 12/29/32(b) 122,891
274,604
Construction & Engineering (0.0%
†
):
99,569 Artera Services Term 1Ln, 8.16% (Term
SOFR+450bps), 2/15/31(b) 84,633
Consumer Finance (0.1%):
448,954 United Planet Fitness Term 1Ln, 7.66% (TERM
SOFR+400bps), 12/30/26(b) 430,098
Consumer Staples Distribution & Retail (0.0%
†
):
89,550 C&S Wholesale Grocers Term B 1Ln, 8.66% (TERM
SOFR+500bps), 9/20/30(b) 87,385
90,000 TKC Holdings Term 1Ln, 8.16% (TERM
SOFR+450bps), 8/19/30(b) 89,353
176,738
Diversified Telecommunication Services (0.0%
†
):
24,000 Brightspeed Term B 1Ln, 8.66% (TERM
SOFR+500bps), 10/3/31(b) 18,906
220,000 Brightspeed Term B-DD 1Ln, 7.91% (TERM
SOFR+425bps), 4/3/31(b) 204,545
86,641 SFR Term B14 1Ln, 10.54% (TERM
SOFR+687.5bps), 5/31/31(b) 86,696
310,147
Energy Equipment & Services (0.1%):
772,187 New Fortress Energy Term B 1Ln, 9.16% (TERM
SOFR+550bps), 10/30/28(b)(d) 429,591

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Bank Loans, continued
Entertainment (0.0%
†
):
$ 75,000 Electronic Arts Term B 1Ln, 7.16% (TERM
SOFR+350bps), 3/24/33(b) $ 74,531
Fertilizers & Agricultural Chemicals (0.0%
†
):
254,363 Envu Term B 1Ln, 7.41% (TERM SOFR+375bps),
10/4/29(b) 249,848
Financial Services (0.0%
†
):
7,959 Altice Financing Term B 1 Ln, 8.66% (TERM
SOFR+500bps), 10/31/27(b) 5,755
35,000 Team Services Term B 1Ln, 8.91% (TERM
SOFR+525bps), 1/31/33(b) 33,042
38,797
Health Care Providers & Services (0.0%
†
):
75,970 Cano Health LLC Term Initial Exchange Term Loans
1Ln, 13.66% (TERM SOFR+1000bps), 6/28/29(b) 53,179
Hotels, Restaurants & Leisure (0.0%
†
):
129,480 Sizzling Platter Term 1Ln, 8.66% (TERM
SOFR+500bps), 7/2/32(b) 116,290
5,520 Sizzling Platter Term DD 1Ln, 6.16% (TERM
SOFR+250bps), 7/2/32+(b) 4,958
144,220 Travel Corp. (The) Term B 1Ln, 8.16% (TERM
SOFR+450bps), 10/31/31(b) 134,124
255,372
Household Durables (0.1%):
557,822 CSC ServiceWorks Exchange FLSO Term TL 1Ln,
7.66% (TERM SOFR+400bps), 9/4/30 424,296
165,877 Traeger Grills Term B 1Ln, 6.91% (TERM
SOFR+325bps), 6/29/28(b) 142,737
125,000 Weber Blackstone Term B 1Ln, 7.41% (TERM
SOFR+375bps), 10/1/32(b) 121,937
688,970
Independent Power and Renewable Electricity Producers
(0.0%
†
):
159,075 Esdec Solar Term B 1Ln, 8.66% (TERM
SOFR+500bps), 8/30/28(b) 66,812
Insurance (0.0%
†
):
200,000 Asurion Term B14 1Ln, 7.41% (TERM
SOFR+375bps), 2/23/33(b) 193,126
Interactive Media & Services (0.0%
†
):
144,896 Constant Contact Term B 1Ln, 7.66% (TERM
SOFR+400bps), 2/10/28(b) 134,444
15,000 Constant Contact, Inc. Term B 2Ln, 11.16% (TERM
SOFR+750bps), 2/12/29(b) 11,914
146,358
Machinery (0.0%
†
):
30,906 Columbus McKinnon Term B 1Ln, 7.16% (TERM
SOFR+350bps), 2/3/33(b) 30,751
Media (0.0%
†
):
99,471 COX Media Group Term B2 1Ln, 7.16% (TERM
SOFR+350bps), 6/18/29(b) 92,905
165,000 Nielsen Holdings Term B 1Ln, 8.66% (TERM
SOFR+500bps), 2/3/33(b) 157,245
250,150
Metals & Mining (0.0%
†
):
136,351 American Rock Salt Term 1Ln, 7.66% (TERM
SOFR+400bps), 6/9/28(b) 122,784
Principal Amount Value
Bank Loans, continued
Metals & Mining, continued
$ 85 American Rock Salt Term 1Ln, 10.66% (TERM
SOFR+700bps), 6/12/28(b) $ 85
— American Rock Salt Term 1Ln DD, 10.66% (TERM
SOFR+700bps), 6/12/28+(b) —
122,869
Multi-Utilities (0.0%
†
):
176,850 Club Car Term 1Ln, 7.66% (TERM SOFR+400bps),
6/1/28(b) 159,989
Oil, Gas & Consumable Fuels (0.0%
†
):
58,342 Canacol Energy, Ltd. Term DIP 1Ln, 12.66% (TERM
SOFR+900bps), 6/30/26(b) 58,342
50,000 Consolidated Energy Term 1Ln, 8.41% (TERM
SOFR+475bps), 11/15/30(b) 47,594
89,394 Consolidated Energy Term B 1Ln, 8.16% (TERM
SOFR+450bps), 11/15/30(b) 85,419
191,355
Paper & Forest Products (0.0%
†
):
29,538 Ahlstrom Term B 1Ln, 7.91% (TERM
SOFR+425bps), 5/23/30(b) 29,200
Pharmaceuticals (0.1%):
496,586 Bausch Health Term B 1Ln, 9.91% (TERM
SOFR+625bps), 10/8/30(b) 478,515
282,325 Lonza Specialty Ingredients Term B 1Ln, 7.59%
(TERM SOFR+392.5bps), 7/3/28(b) 245,857
724,372
Software (0.0%
†
):
210,193 M2S Group Term B 1Ln, 8.41% (TERM
SOFR+475bps), 8/25/31(b) 204,763
Specialty Retail (0.0%
†
):
45,000 Michaels Term 1Ln, 8.66% (TERM SOFR+500bps),
2/22/33(b) 43,574
18,499 Saks Global Enterprises Term Second Out Roll-Up
DIP 1Ln, 16.16% (TERM SOFR+1250bps),
7/15/26(b) 5,550
79,546 Staples Term B 1Ln, 9.41% (TERM SOFR+575bps),
9/4/29(b) 72,113
121,237
Total Bank Loans (Cost $6,690,600) 6,292,208
Corporate Bonds (14.1%):
Aerospace & Defense (0.3%):
1,145,000 Boeing Co. (The), 5.04%, 5/1/27, Callable 3/1/27
@ 100 1,151,509
145,000 Boeing Co. (The), 5.15%, 5/1/30, Callable 2/1/30
@ 100 147,252
165,000 Boeing Co. (The), 6.39%, 5/1/31, Callable 3/1/31
@ 100 175,440
176,000 Boeing Co. (The), 6.53%, 5/1/34, Callable 2/1/34
@ 100 191,637
100,000 Boeing Co. (The), 5.81%, 5/1/50, Callable 11/1/49
@ 100 96,183
266,000 Boeing Co. (The), 6.86%, 5/1/54, Callable 11/1/53
@ 100 292,358
200,000 BWX Technologies, Inc., 4.13%, 6/30/28, Callable
4/17/26 @ 100(b) 193,500

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Aerospace & Defense, continued
$ 105,000 Carpenter Technology Corp., 5.63%, 3/1/34,
Callable 3/1/29 @ 102.81(b) $ 103,819
40,000 Moog, Inc., 5.50%, 10/15/34, Callable 4/15/29 @
102.75(b) 39,950
350,000 TransDigm, Inc., 6.38%, 3/1/29, Callable 4/12/26
@ 103.19(b) 354,375
125,000 TransDigm, Inc., 7.13%, 12/1/31, Callable 12/1/26
@ 103.56(b) 128,438
180,000 TransDigm, Inc., 6.38%, 5/31/33, Callable 5/31/28
@ 103.19(b) 178,650
30,000 TransDigm, Inc., 6.25%, 1/31/34, Callable 8/31/28
@ 103.13(b) 30,225
125,000 TransDigm, Inc., 6.75%, 1/31/34, Callable 8/31/28
@ 103.38(b) 126,406
110,000 TransDigm, Inc., 6.13%, 7/31/34, Callable 2/15/29
@ 103.06(b) 107,800
3,317,542
Air Freight & Logistics (0.0%
†
):
48,000 Azul Secured Finance LLP, 9.88%, 2/15/31, Callable
2/15/28 @ 104.94(b) 43,800
45,000 Beacon Mobility Corp., 7.25%, 8/1/30, Callable
8/1/27 @ 103.63(b) 46,294
81,000 Clue Opco LLC, 9.50%, 10/15/31, Callable 10/15/26
@ 104.75^(b) 78,570
155,000 Rand Parent LLC, 8.50%, 2/15/30, Callable 4/12/26
@ 104.25(b) 159,068
327,732
Automobile Components (0.1%):
60,000 American Axle & Manufacturing, Inc., 6.38%,
10/15/32, Callable 10/15/28 @ 103.19(b) 59,100
105,000 American Axle & Manufacturing, Inc., 7.75%,
10/15/33, Callable 10/15/28 @ 103.88(b) 102,244
146,000 Champions Financing, Inc., 8.75%, 2/15/29, Callable
5/2/26 @ 104.38(b) 129,210
10,000 Clarios Global LP/Clarios US Finance Co., 6.75%,
2/15/30, Callable 2/15/27 @ 103.38(b) 10,137
113,000 Clarios Global LP/Clarios US Finance Co., 6.75%,
9/15/32, Callable 9/15/28 @ 103.38(b) 113,424
87,000 Cooper Standard Automotive, Inc., 9.25%, 3/1/31,
Callable 3/1/28 @ 104.63(b) 82,541
50,000 ZF North America Capital, Inc., 7.50%, 3/24/31,
Callable 1/24/31 @ 100(b) 48,750
75,000 ZF North America Capital, Inc., 6.88%, 4/23/32,
Callable 2/23/32 @ 100(b) 71,250
616,656
Automobiles (0.0%
†
):
190,000 Rivian Holdings LLC/Rivian LLC/Rivian Automotive
LLC, 10.00%, 1/15/31, Callable 1/15/28 @ 105(b) 184,300
Banks (2.5%):
1,300,000 Bank of America Corp., 3.42% (TSFR3M), 12/20/28,
Callable 12/20/27 @ 100 1,275,843
980,000 Bank of America Corp., 2.30% (SOFR), 7/21/32,
Callable 7/21/31 @ 100 863,633
6,359,000 Bank of America Corp., 5.02% (SOFR), 7/22/33,
Callable 7/22/32 @ 100 6,380,888
75,000 Bank of America Corp., 6.25% (H15T5Y), 12/31/99,
Callable 7/26/30 @ 100 75,187
Principal Amount Value
Corporate Bonds, continued
Banks, continued
$ 250,000 Capital One NA, 5.97% (USISOA05), 8/9/28 $ 256,083
1,098,000 Citigroup, Inc., 4.30%, 11/20/26 1,096,577
1,156,000 Citigroup, Inc., 4.41% (SOFR), 3/31/31, Callable
3/31/30 @ 100 1,142,970
2,635,000 Citigroup, Inc., 4.91% (SOFR), 5/24/33, Callable
5/24/32 @ 100 2,614,573
120,000 Citigroup, Inc., 6.63% (H15T5Y), Callable 2/15/31
@ 100 119,700
40,000 Citigroup, Inc., 6.50% (H15T5Y), 12/31/99, Callable
5/15/31 @ 100 39,750
165,000 First-Citizens Bank & Trust Co., 6.13%, 3/9/28 169,068
2,500,000 JPMorgan Chase & Co., 4.49% (TSFR3M), 3/24/31,
Callable 3/24/30 @ 100 2,480,005
181,000 JPMorgan Chase & Co., 2.96% (TSFR3M), 5/13/31,
Callable 5/13/30 @ 100 168,142
4,247,000 JPMorgan Chase & Co., 4.59% (SOFR), 4/26/33,
Callable 4/26/32 @ 100 4,181,116
937,000 JPMorgan Chase & Co., 4.91% (SOFR), 7/25/33,
Callable 7/25/32 @ 100 935,107
633,000 JPMorgan Chase & Co., 5.57% (SOFR), 4/22/36,
Callable 4/22/35 @ 100 649,347
436,000 Pacific LifeCorp, 5.13%, 1/30/43(b) 400,621
724,000 Santander Holdings USA, Inc., 6.50% (SOFR),
3/9/29, Callable 3/9/28 @ 100 745,739
1,099,000 Wells Fargo & Co., 3.53% (SOFR), 3/24/28, Callable
3/24/27 @ 100 1,089,101
2,645,000 Wells Fargo & Co., 4.48% (TSFR3M), 4/4/31,
Callable 4/4/30 @ 100, MTN 2,617,384
2,221,000 Wells Fargo & Co., 5.15% (SOFR), 4/23/31, Callable
4/23/30 @ 100 2,259,743
428,000 Wells Fargo & Co., 5.50% (SOFR), 1/23/35, Callable
1/23/34 @ 100 433,765
637,000 Wells Fargo & Co., 5.60% (SOFR), 4/23/36, Callable
4/23/35 @ 100 651,180
125,000 Wells Fargo & Co., 6.12% (H15T5Y), 12/31/99,
Callable 6/15/31 @ 100 125,156
100,000 Western Alliance Bancorp, 3.00% (TSFR3M),
6/15/31, Callable 6/15/26 @ 100 96,977
30,867,655
Biotechnology (0.0%
†
):
60,000 BioMarin Pharmaceutical, Inc., 5.50%, 2/15/34,
Callable 2/15/29 @ 102.75(b) 58,275
210,000 Emergent BioSolutions, Inc., 3.88%, 8/15/28,
Callable 4/17/26 @ 100(b) 176,400
234,675
Building Products (0.1%):
85,000 Advanced Drainage Systems, Inc., 5.38%, 3/1/34,
Callable 3/1/29 @ 102.69(b) 82,344
80,000 Builders FirstSource, Inc., 4.25%, 2/1/32, Callable
8/1/26 @ 102.13(b) 73,600
180,000 Builders FirstSource, Inc., 6.75%, 5/15/35, Callable
5/15/30 @ 103.38(b) 179,550
50,000 Camelot Return Merger Sub, Inc., 8.75%, 8/1/28,
Callable 5/2/26 @ 103.28^(b) 29,250
73,000 Carrier Global Corp., 5.90%, 3/15/34, Callable
12/15/33 @ 100 76,749
45,000 Carrier Global Corp., 6.20%, 3/15/54, Callable
9/15/53 @ 100 46,733

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Building Products, continued
$ 45,000 Cornerstone Building Brands, Inc., 9.50%, 8/15/29,
Callable 8/15/26 @ 104.75(b) $ 26,550
40,000 Resideo Funding, Inc., 6.50%, 7/15/32, Callable
7/15/27 @ 103.25(b) 39,300
160,000 Standard Building Solutions, Inc., 6.25%, 8/1/33,
Callable 8/1/28 @ 103.13(b) 158,000
80,000 Standard Building Solutions, Inc., 5.88%, 3/15/34,
Callable 3/15/29 @ 102.94(b) 76,500
788,576
Capital Markets (1.5%):
421,000 Ares Strategic Income Fund, 5.45%, 9/9/28, Callable
8/9/28 @ 100(b) 415,961
340,000 Ares Strategic Income Fund, 5.80%, 9/9/30, Callable
8/9/30 @ 100(b) 330,206
115,000 BCPE Flavor Debt Merger Sub LLC and BCPE Flavor
Issuer, Inc., 9.50%, 7/1/32, Callable 7/1/28 @
104.75^(b) 103,644
900,000 Blackstone Private Credit Fund, 7.30%, 11/27/28,
Callable 10/27/28 @ 100 919,176
96,000 Burford Capital Global Finance LLC, 7.50%, 7/15/33,
Callable 7/15/28 @ 103.75(b) 79,920
2,880,000 Goldman Sachs Group, Inc. (The), 3.80%, 3/15/30,
Callable 12/15/29 @ 100 2,787,486
1,263,000 Goldman Sachs Group, Inc. (The), 2.38% (SOFR),
7/21/32, Callable 7/21/31 @ 100 1,114,532
3,062,000 Goldman Sachs Group, Inc. (The), 3.10% (SOFR),
2/24/33, Callable 2/24/32 @ 100 2,752,977
128,000 Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37 137,139
1,452,000 HPS Corporate Lending Fund, 5.45%, 1/14/28,
Callable 12/14/27 @ 100 1,443,918
145,000 Jefferies Finance LLC / JFIN Co.-Issuer Corp.,
5.00%, 8/15/28, Callable 5/2/26 @ 101.25(b) 135,308
180,000 Jefferies Finance LLC/JFIN Co.-Issuer Corp., 6.63%,
10/15/31, Callable 10/15/27 @ 103.31(b) 171,270
2,534,000 Morgan Stanley, 3.62% (SOFR), 4/1/31, Callable
4/1/30 @ 100 2,426,814
483,000 Morgan Stanley, 5.19% (SOFR), 4/17/31, Callable
4/17/30 @ 100 490,033
2,236,000 Morgan Stanley, 4.89% (SOFR), 7/20/33, Callable
7/20/32 @ 100 2,215,299
1,700,000 Morgan Stanley, 6.34% (SOFR), 10/18/33, Callable
10/18/32 @ 100 1,813,461
383,000 Morgan Stanley, 5.66% (SOFR), 4/17/36, Callable
4/17/35 @ 100 392,276
547,000 MSCI, Inc., 5.25%, 9/1/35, Callable 6/1/35 @ 100 533,053
143,000 MSCI, Inc., 5.15%, 3/15/36, Callable 12/15/35 @
100 138,495
105,000 Olympus Water US Holding Corp., 7.25%, 6/15/31,
Callable 6/15/27 @ 103.63(b) 102,113
150,000 Olympus Water US Holding Corp., 6.75%, 8/1/32,
Callable 8/1/28 @ 103.38(b) 142,875
140,000 Olympus Water US Holding Corp., 7.25%, 2/15/33,
Callable 10/1/28 @ 103.63(b) 132,475
140,000 OT Midco, Inc., 10.00%, 2/15/30, Callable 2/15/27
@ 105(b) 58,800
300,000 Pine Street Trust II, 5.57%, 2/15/49, Callable
8/15/48 @ 100(b) 272,293
Principal Amount Value
Corporate Bonds, continued
Capital Markets, continued
$ 308,000 Sixth Street Specialty Lending, Inc., 6.13%, 3/1/29,
Callable 2/1/29 @ 100^ $ 309,909
19,419,433
Chemicals (0.3%):
65,000 Advancion Holdings LLC, 7.78%, 11/24/27, Callable
5/3/26 @ 100(b) 61,994
337,056 Advancion Sciences, Inc., 9.25%, 11/1/26, Callable
5/2/26 @ 100(b) 261,218
249,000 Celanese US Holdings LLC, 6.85%, 11/15/28,
Callable 10/15/28 @ 100 258,960
70,000 Celanese US Holdings LLC, 6.50%, 4/15/30, Callable
4/15/27 @ 103.25 71,407
475,000 Celanese US Holdings LLC, 7.05%, 11/15/30,
Callable 9/15/30 @ 100 500,531
120,000 Celanese US Holdings LLC, 7.00%, 2/15/31, Callable
2/15/28 @ 103.5 122,550
70,000 Celanese US Holdings LLC, 7.38%, 7/15/32, Callable
4/15/32 @ 100 72,887
170,000 Celanese US Holdings LLC, 6.75%, 4/15/33, Callable
4/15/28 @ 103.38^ 174,307
296,000 Celanese US Holdings LLC, 7.20%, 11/15/33,
Callable 8/15/33 @ 100 314,500
230,000 Celanese US Holdings LLC, 7.38%, 2/15/34, Callable
2/15/29 @ 103.69 235,462
147,000 Chemours Co. (The), 5.75%, 11/15/28, Callable
4/12/26 @ 100.96(b) 145,162
30,000 Chemours Co. (The), 4.63%, 11/15/29, Callable
5/2/26 @ 101.16(b) 27,975
140,000 Chemours Co. (The), 8.00%, 1/15/33, Callable
1/15/28 @ 104(b) 140,525
110,000 Chemours Co. (The), 7.88%, 3/15/34, Callable
3/15/29 @ 103.94(b) 110,000
81,018 GPD Cos., Inc., 12.50%, 12/31/29, Callable 6/30/26
@ 106.25(b) 43,952
50,000 Hexion Holdings Corp., 7.66%, 3/15/29, Callable
5/3/26 @ 100(b) 47,852
176,000 Mativ Holdings, Inc., 8.00%, 10/1/29, Callable
10/1/26 @ 104^(b) 162,360
100,000 Methanex US Operations, Inc., 6.25%, 3/15/32,
Callable 9/15/31 @ 100(b) 102,125
85,000 Olin Corp., 5.63%, 8/1/29, Callable 5/2/26 @
101.88 83,513
300,000 Olin Corp., 6.63%, 4/1/33, Callable 4/1/28 @
103.31(b) 293,625
120,000 Perimeter Holdings LLC, 6.25%, 1/15/34, Callable
1/15/29 @ 103.13(b) 117,600
40,000 Solstice Advanced Materials, Inc., 5.63%, 9/30/33,
Callable 9/30/28 @ 102.81(b) 39,500
64,446 Tronox Finance LLC, 6.17%, 9/30/31, Callable
5/3/26 @ 100(b) 48,832
227,000 Tronox, Inc., 4.63%, 3/15/29, Callable 5/2/26 @
100^(b) 181,884
185,000 WR Grace Holdings LLC, 5.63%, 8/15/29, Callable
5/2/26 @ 101.41(b) 170,200
40,000 WR Grace Holdings LLC, 7.38%, 3/1/31, Callable
5/2/26 @ 103.69(b) 40,100
110,000 WR Grace Holdings LLC, 6.63%, 8/15/32, Callable
8/15/28 @ 103.31(b) 106,838

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Chemicals, continued
$ 55,000 WR Grace Holdings LLC, 7.00%, 8/1/33, Callable
2/1/29 @ 103.5(b) $ 53,350
3,989,209
Commercial Services & Supplies (0.1%):
75,000 ADT Security Corp. (The), 5.88%, 10/15/33, Callable
10/15/32 @ 100(b) 72,656
205,000 Brand Industrial Services, Inc., 10.38%, 8/1/30,
Callable 8/1/26 @ 105.19(b) 187,319
40,000 Clean Harbors, Inc., 6.38%, 2/1/31, Callable 5/2/26
@ 103.19(b) 40,500
45,000 CoreCivic, Inc., 8.25%, 4/15/29, Callable 5/2/26
@ 104.13 46,800
95,000 GEO Group, Inc. (The), 8.63%, 4/15/29, Callable
4/15/26 @ 104.31 98,681
100,000 GEO Group, Inc. (The), 10.25%, 4/15/31, Callable
4/15/27 @ 105.13 106,250
40,000 GFL Environmental Holdings U.S., Inc., 5.50%,
2/1/34, Callable 2/1/29 @ 102.75(b) 39,250
45,000 JH North America Holdings, Inc., 6.13%, 7/31/32,
Callable 7/31/28 @ 103.06(b) 44,662
50,000 Reworld Holding Corp., 4.88%, 12/1/29, Callable
5/2/26 @ 101.22(b) 46,813
85,000 Williams Scotsman, Inc., 6.63%, 4/15/30, Callable
4/15/27 @ 103.31(b) 85,744
768,675
Construction & Engineering (0.1%):
185,000 AECOM, 6.00%, 8/1/33, Callable 8/1/28 @ 103(b) 184,769
471,000 Artera Services LLC, 8.50%, 2/15/31, Callable
2/15/27 @ 104.25^(b) 407,415
160,000 Composecure Holdings LLC, 5.63%, 2/1/33, Callable
2/1/29 @ 102.81(b) 155,200
747,384
Construction Materials (0.0%
†
):
75,000 AmeriTex HoldCo Intermediate LLC, 7.63%,
8/15/33, Callable 8/15/28 @ 103.81(b) 76,875
95,000 Quikrete Holdings, Inc., 6.38%, 3/1/32, Callable
3/1/28 @ 103.19(b) 95,831
110,000 Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28,
Callable 5/2/26 @ 101(b) 109,175
281,881
Consumer Finance (0.4%):
1,000,000 Ally Financial, Inc., 7.10%, 11/15/27, Callable
10/15/27 @ 100 1,035,774
250,000 Ally Financial, Inc., 6.65% (H15T5Y), 1/17/40,
Callable 10/19/34 @ 100 240,724
300,000 Ally Financial, Inc., Series B, 4.70% (H15T5Y),
Callable 5/15/26 @ 100 298,427
738,000 Capital One Financial Corp., 3.27% (SOFR), 3/1/30,
Callable 3/1/29 @ 100 709,562
200,000 Ford Motor Credit Co. LLC, 4.97%, 4/6/29, Callable
3/6/29 @ 100 197,076
105,000 Navient Corp., 5.00%, 3/15/27, Callable 9/15/26
@ 100 102,506
65,000 Navient Corp., 4.88%, 3/15/28, Callable 6/15/27
@ 100 61,100
45,000 Navient Corp., 5.50%, 3/15/29, Callable 6/15/28
@ 100 40,725
Principal Amount Value
Corporate Bonds, continued
Consumer Finance, continued
$ 103,000 Navient Corp., 7.88%, 6/15/32, Callable 9/15/31
@ 100 $ 91,155
110,000 OneMain Finance Corp., 6.13%, 5/15/30, Callable
11/15/29 @ 100 107,387
210,000 OneMain Finance Corp., 4.00%, 9/15/30, Callable
5/2/26 @ 102 187,425
140,000 OneMain Finance Corp., 7.13%, 9/15/32, Callable
6/15/28 @ 103.56 137,550
45,000 OneMain Finance Corp., 6.50%, 3/15/33, Callable
9/15/28 @ 103.25 43,031
40,000 OneMain Finance Corp., 6.75%, 9/15/33, Callable
12/15/28 @ 103.38 38,200
40,000 PRA Group, Inc., 8.88%, 1/31/30, Callable 6/1/26
@ 104.44(b) 40,300
80,000 SLM Corp., 6.50%, 1/31/30, Callable 12/31/29 @
100 78,100
110,000 Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/31,
Callable 11/15/26 @ 104.44(b) 112,613
1,303,000 Synchrony Financial, 3.95%, 12/1/27, Callable
9/1/27 @ 100 1,286,518
4,808,173
Consumer Staples Distribution & Retail (0.1%):
80,000 Albertsons Cos., Inc., 5.63%, 3/31/32, Callable
3/31/28 @ 102.81(b) 78,600
70,000 Albertsons Cos., Inc./Safeway, Inc./New Albertsons
LP/Albertsons LLC, 6.25%, 3/15/33, Callable
3/15/28 @ 103.13(b) 70,000
235,000 Albertsons Cos., Inc./Safeway, Inc./New Albertsons
LP/Albertsons LLC, 5.75%, 3/31/34, Callable
11/15/28 @ 102.88(b) 230,006
85,000 Avis Budget Car Rental LLC/Avis Budget Finance,
Inc., 8.38%, 6/15/32, Callable 6/15/28 @ 104.19(b) 84,681
85,000 C&S Group, 5.00%, 12/15/28, Callable 5/2/26 @
100(b) 78,625
100,000 KeHE Distributors LLC/KeHE Finance Corp./
NextWave Distribution, Inc., 9.00%, 2/15/29,
Callable 5/2/26 @ 104.5(b) 103,375
40,000 Performance Food Group, Inc., 6.13%, 9/15/32,
Callable 9/15/27 @ 103.06(b) 39,950
95,000 Performance Food Group, Inc., 5.63%, 3/1/34,
Callable 3/1/29 @ 102.81(b) 91,438
345,000 US Foods, Inc., 4.63%, 6/1/30, Callable 5/2/26 @
102.31(b) 334,650
80,000 US Foods, Inc., 7.25%, 1/15/32, Callable 9/15/26
@ 103.63(b) 82,600
1,193,925
Containers & Packaging (0.0%
†
):
160,000 Ardagh Metal Packaging Finance USA LLC/Ardagh
Metal Packaging Finance plc, 6.25%, 1/30/31,
Callable 12/1/27 @ 103.13(b) 158,600
70,000 Clydesdale Acquisition Holdings, Inc., 8.75%,
4/15/30, Callable 5/2/26 @ 102.19(b) 65,625
105,000 Clydesdale Acquisition Holdings, Inc., 6.75%,
4/15/32, Callable 4/15/28 @ 103.38(b) 99,487
100,000 Crown Americas LLC, 5.88%, 6/1/33, Callable
6/1/28 @ 102.94 99,625
65,000 Graphic Packaging International LLC, 3.75%, 2/1/30,
Callable 8/1/29 @ 100(b) 59,394

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Containers & Packaging, continued
$ 105,000 Graphic Packaging International LLC, 6.38%,
7/15/32, Callable 5/15/27 @ 103.19^(b) $ 104,344
587,075
Distributors (0.0%
†
):
55,000 Ashton Woods USA LLC/Ashton Woods Finance Co.,
4.63%, 4/1/30, Callable 5/2/26 @ 101.16(b) 50,738
45,000 Ashton Woods USA LLC/Ashton Woods Finance Co.,
6.88%, 8/1/33, Callable 8/1/28 @ 103.44(b) 43,425
94,163
Diversified Consumer Services (0.0%
†
):
343,000 Sotheby's, 7.38%, 10/15/27, Callable 4/12/26 @
100(b) 340,428
10,000 Sotheby's/Bidfair Holdings, Inc., 5.88%, 6/1/29,
Callable 5/2/26 @ 101.47(b) 9,425
227,000 StoneMor, Inc., 8.50%, 5/15/29, Callable 5/2/26
@ 102.13(b) 221,041
570,894
Diversified REITs (0.0%
†
):
210,000 CBRE Services, Inc., 2.50%, 4/1/31, Callable 1/1/31
@ 100 187,314
30,000 CTR Partnership LP/CareTrust Capital Corp., 3.88%,
6/30/28, Callable 3/30/28 @ 100(b) 29,025
72,000 Vornado Realty LP, 2.15%, 6/1/26, Callable 5/2/26
@ 100 71,549
66,000 WP Carey, Inc., 3.85%, 7/15/29, Callable 4/15/29
@ 100 64,392
352,280
Diversified Telecommunication Services (0.2%):
135,000 APLD Compute Co. 2 LLC, 6.75%, 3/15/31, Callable
3/15/28 @ 103.38(b) 133,987
365,000 APLD Compute Co.LLC, 9.25%, 12/15/30, Callable
12/15/27 @ 104.63(b) 375,950
92,000 Black Pearl Compute LLC, 6.13%, 2/15/31, Callable
2/15/28 @ 103.06(b) 93,495
200,000 Cogent Communications Group LLC/Cogent Finance,
Inc., 7.00%, 6/15/27, Callable 4/12/26 @ 101.75(b) 197,000
160,000 Cogent Communications Group LLC/Cogent Finance,
Inc., 7.00%, 6/15/27, Callable 5/2/26 @ 101.75^(b) 157,600
85,000 Connect Holding II LLC, 10.50%, 4/3/31, Callable
12/24/27 @ 100(b) 83,938
85,000 Level 3 Financing, Inc., 3.63%, 1/15/29, Callable
4/12/26 @ 100(b) 79,688
55,000 Level 3 Financing, Inc., 3.75%, 7/15/29, Callable
5/2/26 @ 100(b) 50,806
195,000 Level 3 Financing, Inc., 6.88%, 6/30/33, Callable
6/30/28 @ 103.44(b) 197,925
120,000 Level 3 Financing, Inc., 7.00%, 3/31/34, Callable
8/31/28 @ 103.5(b) 122,550
220,000 Level 3 Financing, Inc., 8.50%, 1/15/36, Callable
1/15/31 @ 104.25(b) 228,525
185,000 Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital
LLC, 6.00%, 1/15/30, Callable 5/2/26 @ 101.5(b) 173,900
205,000 Uniti Group LP/Uniti Group Finance, Inc./CSL Capital
LLC, 6.50%, 2/15/29, Callable 4/12/26 @ 100(b) 198,850
120,000 Uniti Group LP/Uniti Group Finance, Inc./CSL Capital
LLC, 8.63%, 6/15/32, Callable 6/15/28 @ 104.31(b) 122,100
Principal Amount Value
Corporate Bonds, continued
Diversified Telecommunication Services, continued
$ 340,000 Uniti Group LP/Uniti Group Finance, Inc./CSL Capital
LLC, 8.63%, 6/15/32, Callable 6/15/28 @ 104.31(b) $ 346,375
2,562,689
Electric Utilities (0.5%):
133,000 AEP Texas, Inc., 5.20%, 4/15/36, Callable 1/15/36
@ 100 130,535
85,000 Alpha Generation LLC, 6.75%, 10/15/32, Callable
10/15/27 @ 103.38(b) 85,744
215,000 Alpha Generation LLC, 6.25%, 1/15/34, Callable
10/15/28 @ 103.13(b) 211,238
165,000 Cleco Corporate Holdings LLC, 3.38%, 9/15/29,
Callable 6/15/29 @ 100 154,769
54,000 Duquesne Light Holdings, Inc., 2.53%, 10/1/30,
Callable 7/1/30 @ 100(b) 49,006
638,000 Duquesne Light Holdings, Inc., 2.78%, 1/7/32,
Callable 10/7/31 @ 100(b) 562,679
85,000 Edison International, 6.25%, 3/15/30, Callable
2/15/30 @ 100 87,910
82,000 Edison International, 4.80%, 3/15/31, Callable
2/15/31 @ 100 79,896
70,000 Edison International, 8.13% (H15T5Y), 6/15/53,
Callable 3/15/28 @ 100 71,138
80,000 Edison International, 7.88% (H15T5Y), 6/15/54,
Callable 3/15/29 @ 100 81,800
173,000 Exelon Corp., 2.75%, 3/15/27, Callable 2/15/27
@ 100 170,237
1,075,000 Exelon Corp., 4.05%, 4/15/30, Callable 1/15/30
@ 100 1,054,024
210,000 Exelon Corp., 3.35%, 3/15/32, Callable 12/15/31
@ 100 193,817
65,000 Hawaiian Electric Co., Inc., 6.00%, 10/1/33, Callable
10/1/28 @ 103(b) 64,594
210,000 NRG Energy, Inc., 5.75%, 1/15/28, Callable 4/17/26
@ 100 209,738
40,000 NRG Energy, Inc., 3.63%, 2/15/31, Callable 4/12/26
@ 101.81(b) 36,640
110,000 NRG Energy, Inc., 5.75%, 1/15/34, Callable
10/15/28 @ 102.88(b) 108,762
65,000 NRG Energy, Inc., 6.25%, 11/1/34, Callable 11/1/29
@ 103.13(b) 65,406
110,000 NRG Energy, Inc., 6.00%, 1/15/36, Callable
10/15/30 @ 103(b) 108,900
2,000 Pacific Gas And Electric Co., 5.20%, 5/1/36, Callable
2/1/36 @ 100 1,941
14,000 Pacific Gas And Electric Co., 6.00%, 5/1/56, Callable
11/1/55 @ 100 13,204
105,000 PacifiCorp, 7.38% (H15T5Y), 9/15/55, Callable
6/17/30 @ 100 100,144
134,000 PG&E Corp, 7.38% (H15T5Y), 3/15/55, Callable
12/15/29 @ 100 134,502
125,000 PG&E Corp., 5.00%, 7/1/28, Callable 4/12/26 @
100.83 123,906
340,000 PG&E Corp., 5.25%, 7/1/30, Callable 4/12/26 @
102.63 333,625
138,000 PG&E Corp., 6.85% (H15T5Y), 9/15/56, Callable
6/15/31 @ 100 135,585
140,000 Puget Energy, Inc., 4.10%, 6/15/30, Callable
3/15/30 @ 100 135,237

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Electric Utilities, continued
$ 714,000 Puget Energy, Inc., 4.22%, 3/15/32, Callable
12/15/31 @ 100 $ 680,082
164,000 Sierra Pacific Power Co., 6.38% (H15T5Y), 9/15/56,
Callable 6/17/31 @ 100 162,770
260,000 Southwestern Electric Power Co., 5.30%, 4/1/33,
Callable 1/1/33 @ 100 263,760
215,000 Southwestern Electric Power Co., 5.20%, 4/1/36,
Callable 1/1/36 @ 100 210,858
130,000 Vistra Operations Co. LLC, 7.75%, 10/15/31,
Callable 10/15/26 @ 103.88(b) 136,175
15,000 XPLR Infrastructure Operating Partners LP, 7.25%,
1/15/29, Callable 10/15/28 @ 100(b) 15,375
120,000 XPLR Infrastructure Operating Partners LP, 8.38%,
1/15/31, Callable 9/15/27 @ 104.19(b) 125,850
138,000 XPLR Infrastructure Operating Partners LP, 8.63%,
3/15/33, Callable 3/15/28 @ 104.31(b) 145,072
180,000 XPLR Infrastructure Operating Partners LP, 7.75%,
4/15/34, Callable 4/15/29 @ 103.88(b) 184,950
6,429,869
Electronic Equipment, Instruments & Components (0.0%
†
):
120,000 Coherent Corp., 5.00%, 12/15/29, Callable 4/12/26
@ 101.25(b) 117,450
220,000 Wrangler Holdco Corp., 6.63%, 4/1/32, Callable
4/1/27 @ 103.31(b) 225,775
185,000 Wulf Compute LLC, 7.75%, 10/15/30, Callable
10/15/27 @ 103.88(b) 194,944
538,169
Energy Equipment & Services (0.0%
†
):
160,000 Archrock Services LP/Archrock Partners Finance
Corp., 6.00%, 2/1/34, Callable 2/1/29 @ 103(b) 158,400
45,000 Kodiak Gas Services LLC, 6.50%, 10/1/33, Callable
10/1/28 @ 103.25(b) 45,338
70,000 Kodiak Gas Services LLC, 6.75%, 10/1/35, Callable
10/1/30 @ 103.38(b) 71,050
55,000 Star Holding LLC, 8.75%, 8/1/31, Callable 8/1/27
@ 104.38(b) 55,756
330,544
Entertainment (0.0%
†
):
140,000 OAK-Eagle Acquireco, Inc., 7.25%, 7/1/33, Callable
7/1/29 @ 103.63(b) 144,550
150,000 OAK-Eagle Acquireco, Inc., 8.75%, 7/1/34, Callable
7/1/29 @ 104.38(b) 156,375
300,925
Financial Services (0.6%):
40,000 Block, Inc., 2.75%, 6/1/26, Callable 5/2/26 @ 100 39,800
65,000 Block, Inc., 5.63%, 8/15/30, Callable 8/15/27 @
102.81(b) 64,431
40,000 Block, Inc., 3.50%, 6/1/31, Callable 3/1/31 @ 100 36,350
205,000 Block, Inc., 6.50%, 5/15/32, Callable 5/15/27 @
103.25 206,025
105,000 Block, Inc., 6.00%, 8/15/33, Callable 8/15/28 @
103(b) 102,769
824,000 Corebridge Financial, Inc., 3.65%, 4/5/27, Callable
3/5/27 @ 100 815,790
339,000 Corebridge Financial, Inc., 3.85%, 4/5/29, Callable
2/5/29 @ 100 331,015
404,000 Corebridge Financial, Inc., 3.90%, 4/5/32, Callable
1/5/32 @ 100 377,967
Principal Amount Value
Corporate Bonds, continued
Financial Services, continued
$ 271,000 Corebridge Financial, Inc., 6.05%, 9/15/33, Callable
6/15/33 @ 100 $ 283,172
92,000 Corebridge Financial, Inc., 4.35%, 4/5/42, Callable
10/5/41 @ 100 75,177
90,000 EF Holdco/EF Cayman Hold/Ellington Fin REIT
Cayman/TRS/EF Cayman Non-MTM, 7.38%,
9/30/30, Callable 9/30/27 @ 103.69(b) 86,625
590,000 Equitable Holdings, Inc., 4.57%, 2/15/29, Callable
11/15/28 @ 100(b) 585,273
518,000 Grand River Funding Trust I, 6.31%, 2/15/36,
Callable 11/15/35 @ 100(b) 519,538
127,000 HA Sustainable Infrastructure Capital, Inc., 6.00%,
3/15/36, Callable 12/15/35 @ 100 122,555
116,000 HA Sustainable Infrastructure Capital, Inc., 8.00%
(H15T5Y), 6/1/56, Callable 3/1/31 @ 100 119,480
81,000 HA Sustainable Infrastructure Capital, Inc., 7.13%
(H15T5Y), 11/15/56, Callable 8/17/31 @ 100 79,435
40,000 Hightower Holding LLC, 6.75%, 4/15/29, Callable
5/2/26 @ 100(b) 39,150
435,000 Icahn Enterprises LP/Icahn Enterprises Finance
Corp., 5.25%, 5/15/27, Callable 11/15/26 @ 100 424,669
40,000 Icahn Enterprises LP/Icahn Enterprises Finance
Corp., 10.00%, 11/15/29, Callable 5/15/29 @
100(b) 39,300
40,000 Icahn Enterprises LP/Icahn Enterprises Finance
Corp., 9.00%, 6/15/30, Callable 12/15/29 @ 100 37,200
358,000 Jackson Financial, Inc., 5.17%, 6/8/27, Callable
5/8/27 @ 100 360,429
91,000 Jackson Financial, Inc., 3.13%, 11/23/31, Callable
8/23/31 @ 100 80,603
386,000 Jackson Financial, Inc., 5.67%, 6/8/32, Callable
3/8/32 @ 100 386,829
140,000 Jane Street Group/JSG Finance, Inc., 6.13%,
11/1/32, Callable 11/1/27 @ 103.06(b) 138,250
215,000 Jane Street Group/JSG Finance, Inc., 6.75%,
5/1/33, Callable 5/1/28 @ 103.38(b) 218,225
40,000 Jefferson Capital Holdings LLC, 8.25%, 5/15/30,
Callable 5/15/27 @ 104.13(b) 41,300
40,000 Ladder Capital Finance Holdings LLLP/Ladder Capital
Finance Corp., 4.75%, 6/15/29, Callable 5/2/26 @
101.19(b) 38,850
65,000 Ladder Capital Finance Holdings LLLP/Ladder Capital
Finance Corp., 7.00%, 7/15/31, Callable 7/15/27
@ 103.5(b) 66,950
125,000 LFS Topco LLC, 8.75%, 7/15/30, Callable 7/15/27
@ 104.38(b) 118,906
505,000 Sixth Street Lending Partners, 6.13%, 7/15/30,
Callable 6/15/30 @ 100 502,049
251,000 Takeoff Merger Sub, Inc., 4.40%, 3/24/28(b) 249,659
249,000 Takeoff Merger Sub, Inc., 4.50%, 3/24/29, Callable
2/24/29 @ 100(b) 247,305
312,000 Takeoff Merger Sub, Inc., 4.85%, 3/24/31, Callable
2/24/31 @ 100(b) 307,753
65,000 Walker & Dunlop, Inc., 6.63%, 4/1/33, Callable
4/1/28 @ 103.31(b) 63,050
25,000 WEX, Inc., 6.50%, 3/15/33, Callable 3/15/28 @
103.25(b) 24,469
7,230,348

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Financials Services (0.0%
†
):
$ 8,000 Team Services Term, 0.00%, 1/31/33 $ 7,552
Food Products (0.2%):
154,000 JBS USA Food Co., 3.63%, 1/15/32, Callable
1/15/27 @ 101.81(b) 139,485
195,000 Lamb Weston Holdings, Inc., 4.38%, 1/31/32,
Callable 1/31/27 @ 102.19(b) 180,862
538,000 Mars, Inc., 4.80%, 3/1/30, Callable 2/1/30 @ 100(b) 543,672
404,000 Mars, Inc., 5.00%, 3/1/32, Callable 1/1/32 @ 100(b) 408,318
336,000 Mars, Inc., 5.20%, 3/1/35, Callable 12/1/34 @
100(b) 338,272
280,000 Post Holdings, Inc., 6.38%, 3/1/33, Callable 9/1/27
@ 103.19(b) 275,800
75,000 Post Holdings, Inc., 6.25%, 10/15/34, Callable
10/15/29 @ 103.13(b) 73,500
40,000 Post Holdings, Inc., 6.50%, 3/15/36, Callable
3/15/31 @ 103.25(b) 39,100
1,999,009
Ground Transportation (0.1%):
100,000 Genesee & Wyoming, Inc., 6.25%, 4/15/32, Callable
4/15/27 @ 103.13(b) 100,750
337,000 Uber Technologies, Inc., 4.15%, 1/15/31, Callable
12/15/30 @ 100 328,230
266,000 Uber Technologies, Inc., 4.80%, 9/15/35, Callable
6/15/35 @ 100 258,632
130,000 XPO, Inc., 7.13%, 2/1/32, Callable 2/1/27 @
103.56(b) 133,575
821,187
Health Care Equipment & Supplies (0.0%
†
):
6,000 DENTSPLY SIRONA, Inc., 8.37% (H15T5Y),
9/12/55, Callable 6/12/30 @ 100 5,835
100,000 Medline Borrower LP/Medline Co-Issuer, Inc., Class
I, 6.25%, 4/1/29, Callable 5/2/26 @ 103.13(b) 101,750
30,000 Mohegan Tribal Gaming Authority/MS Digital
Entertainment Holdings LLC, 11.88%, 4/15/31,
Callable 4/15/27 @ 105.94(b) 31,462
139,047
Health Care Providers & Services (0.8%):
125,000 Acadia Healthcare Co., Inc., 7.38%, 3/15/33,
Callable 3/15/28 @ 103.69^(b) 127,969
223,000 Accendra Health, Inc., 6.63%, 4/1/30, Callable
5/2/26 @ 101.66(b) 105,367
25,000 AdaptHealth LLC, 5.13%, 3/1/30, Callable 4/12/26
@ 101.28(b) 23,875
741,000 Centene Corp., 4.25%, 12/15/27, Callable 4/17/26
@ 100 727,576
1,325,000 Centene Corp., 2.45%, 7/15/28, Callable 5/15/28
@ 100 1,233,493
580,000 Centene Corp., 4.63%, 12/15/29, Callable 5/2/26
@ 101.54 546,858
245,000 Centene Corp., 3.38%, 2/15/30, Callable 4/17/26
@ 101.13 219,397
610,000 Centene Corp., 2.63%, 8/1/31, Callable 5/1/31 @
100 508,902
180,000 CHS/Community Health Systems, Inc., 6.13%,
4/1/30, Callable 5/2/26 @ 101.53(b) 155,250
150,000 CHS/Community Health Systems, Inc., 5.25%,
5/15/30, Callable 5/2/26 @ 102.63(b) 141,187
Principal Amount Value
Corporate Bonds, continued
Health Care Providers & Services, continued
$ 610,000 CHS/Community Health Systems, Inc., 4.75%,
2/15/31, Callable 4/17/26 @ 102.38(b) $ 561,962
75,000 CHS/Community Health Systems, Inc., 9.75%,
1/15/34, Callable 8/15/28 @ 104.88(b) 77,438
343,000 CVS Health Corp., 5.00%, 1/30/29, Callable
12/30/28 @ 100 346,750
140,000 CVS Health Corp., 5.25%, 1/30/31, Callable
11/30/30 @ 100 142,524
495,000 CVS Health Corp., 6.75% (H15T5Y), 12/10/54,
Callable 9/10/34 @ 100 494,414
270,000 DaVita, Inc., 4.63%, 6/1/30, Callable 5/2/26 @
102.31(b) 259,537
105,000 DaVita, Inc., 6.75%, 7/15/33, Callable 7/15/28 @
103.38(b) 106,575
40,000 Global Medical Response, Inc., 7.38%, 10/1/32,
Callable 10/1/28 @ 103.69(b) 41,400
534,000 HCA, Inc., 5.63%, 9/1/28, Callable 3/1/28 @ 100 542,294
503,000 HCA, Inc., 5.88%, 2/1/29, Callable 8/1/28 @ 100 516,397
510,000 HCA, Inc., 3.50%, 9/1/30, Callable 3/1/30 @ 100 483,158
99,000 HCA, Inc., 3.63%, 3/15/32, Callable 12/15/31 @
100 91,891
314,000 Humana, Inc., 3.70%, 3/23/29, Callable 2/23/29
@ 100 304,962
300,000 Humana, Inc., 6.63% (H15T5Y), 9/15/56, Callable
6/15/31 @ 100 285,000
160,000 IQVIA, Inc., 6.25%, 6/1/32, Callable 6/1/28 @
103.13(b) 161,800
65,000 LifePoint Health, Inc., 10.00%, 6/1/32, Callable
6/1/27 @ 105(b) 66,219
120,000 Molina Healthcare, Inc., 6.50%, 2/15/31, Callable
12/15/27 @ 103.25(b) 117,600
145,000 Molina Healthcare, Inc., 3.88%, 5/15/32, Callable
2/15/32 @ 100(b) 125,425
130,000 Molina Healthcare, Inc., 6.25%, 1/15/33, Callable
1/15/28 @ 103.13(b) 125,287
125,000 National Mentor Holdings, Inc., 10.50%, 12/15/30,
Callable 12/15/27 @ 105.25(b) 127,969
45,000 Radiology Partners, Inc., 8.50%, 7/15/32, Callable
7/15/28 @ 104.25(b) 44,606
80,000 Surgery Center Holdings, Inc., 7.25%, 4/15/32,
Callable 4/15/27 @ 103.63(b) 78,200
216,000 Tenet Healthcare Corp., 6.13%, 10/1/28, Callable
5/2/26 @ 100 215,460
90,000 Tenet Healthcare Corp., 4.38%, 1/15/30, Callable
4/17/26 @ 101.09 86,850
125,000 Tenet Healthcare Corp., 5.50%, 11/15/32, Callable
11/15/28 @ 102.75(b) 123,437
75,000 Tenet Healthcare Corp., 6.00%, 11/15/33, Callable
11/15/28 @ 103^(b) 75,750
117,000 Toledo Hospital (The), Series B, 5.33%, 11/15/28 117,878
205,000 US Acute Care Solutions LLC, 9.75%, 5/15/29,
Callable 5/15/26 @ 104.88(b) 197,825
9,708,482
Health Care REITs (0.3%):
66,000 Healthcare Realty Holdings LP, 3.50%, 8/1/26,
Callable 5/1/26 @ 100 65,797
63,000 Healthcare Realty Holdings LP, 3.10%, 2/15/30,
Callable 11/15/29 @ 100 59,268

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Health Care REITs, continued
$ 100,000 MPT Operating Partnership LP/MPT Finance Corp.,
0.99%, 10/15/26, Callable 9/15/26 @ 100 $ 111,532
360,000 MPT Operating Partnership LP/MPT Finance Corp.,
5.00%, 10/15/27, Callable 5/2/26 @ 100 334,350
55,000 MPT Operating Partnership LP/MPT Finance Corp.,
4.63%, 8/1/29, Callable 4/12/26 @ 101.16 42,694
80,000 MPT Operating Partnership LP/MPT Finance Corp.,
3.50%, 3/15/31, Callable 4/12/26 @ 101.75 52,300
2,482,000 Omega Healthcare Investors, Inc., 3.63%, 10/1/29,
Callable 7/1/29 @ 100 2,382,156
105,000 Omega Healthcare Investors, Inc., 3.38%, 2/1/31,
Callable 11/1/30 @ 100 96,830
130,000 Omega Healthcare Investors, Inc., 3.25%, 4/15/33,
Callable 1/15/33 @ 100 114,319
367,000 Ventas Realty LP, 3.00%, 1/15/30, Callable
10/15/29 @ 100 345,340
3,604,586
Hotel & Resort REITs (0.0%
†
):
85,000 RHP Hotel Properties LP/RHP Finance Corp., 6.50%,
6/15/33, Callable 6/15/28 @ 103.25(b) 86,169
Hotels, Restaurants & Leisure (0.1%):
285,000 Fertitta Entertainment LLC/Fertitta Entertainment
Finance Co., Inc., 6.75%, 1/15/30, Callable 5/2/26
@ 101.69(b) 265,050
290,000 Hilton Domestic Operating Co., Inc., 5.88%,
3/15/33, Callable 3/15/28 @ 102.94(b) 291,813
85,000 Hilton Domestic Operating Co., Inc., 5.75%,
9/15/33, Callable 7/1/28 @ 102.88(b) 84,469
40,000 Hilton Domestic Operating Co., Inc., 5.50%,
3/31/34, Callable 12/1/28 @ 102.75(b) 38,950
80,000 Hilton Grand Vacations Borrower LLC/Hilton Grand
Vacations Borrower, Inc., 6.63%, 1/15/32, Callable
1/15/27 @ 103.31(b) 78,900
80,000 Life Time, Inc., 6.00%, 11/15/31, Callable 11/15/27
@ 103(b) 80,300
115,000 Light & Wonder International, Inc., 6.25%, 10/1/33,
Callable 10/1/28 @ 103.13(b) 112,412
105,000 Lightning Power LLC, 7.25%, 8/15/32, Callable
8/15/27 @ 103.63(b) 109,331
155,000 TKC Holdings, Inc., 8.50%, 8/15/30, Callable
8/15/27 @ 104.25(b) 155,581
80,000 TKC Holdings, Inc., 12.00%, 2/15/31, Callable
2/15/28 @ 106(b) 82,500
1,299,306
Household Durables (0.1%):
45,000 Acushnet Co., 5.63%, 12/1/33, Callable 12/1/28 @
102.81(b) 44,550
80,000 Beazer Homes USA, Inc., 7.50%, 3/15/31, Callable
3/15/27 @ 103.75(b) 77,800
90,000 Century Communities, Inc., 6.63%, 9/15/33,
Callable 9/15/28 @ 103.31(b) 87,525
95,000 Dream Finders Homes, Inc., 6.88%, 9/15/30,
Callable 9/15/27 @ 103.44(b) 90,488
295,000 LGI Homes, Inc., 7.00%, 11/15/32, Callable
11/15/27 @ 103.5(b) 271,400
85,000 Risewell Homes, Inc., 8.50%, 11/1/30, Callable
11/1/27 @ 104.25(b) 82,875
Principal Amount Value
Corporate Bonds, continued
Household Durables, continued
$ 70,000 Taylor Morrison Communities, Inc., 5.75%,
11/15/32, Callable 5/15/32 @ 100(b) $ 69,737
140,000 TopBuild Corp., 4.13%, 2/15/32, Callable 10/15/26
@ 102.06(b) 128,275
75,000 TopBuild Corp., 5.63%, 1/31/34, Callable 9/30/28
@ 102.81(b) 73,125
155,000 Whirlpool Corp., 6.13%, 6/15/30, Callable 3/15/30
@ 100 150,350
340,000 Whirlpool Corp., 6.50%, 6/15/33, Callable 3/15/33
@ 100 321,300
15,000 Whirlpool Corp., 5.75%, 3/1/34, Callable 12/1/33
@ 100^ 13,377
1,410,802
Independent Power and Renewable Electricity Producers
(0.2%):
1,412,000 AES Corp. (The), 3.95%, 7/15/30, Callable 4/15/30
@ 100(b) 1,345,033
149,000 AES Corp. (The), 2.45%, 1/15/31, Callable 10/15/30
@ 100 131,726
92,000 AES Corp. (The), 6.95% (H15T5Y), 7/15/55, Callable
4/15/30 @ 100 85,790
30,000 Clearway Energy Operating LLC, 4.75%, 3/15/28,
Callable 4/12/26 @ 100(b) 29,662
120,000 Clearway Energy Operating LLC, 3.75%, 1/15/32,
Callable 1/15/27 @ 101.88(b) 109,650
115,000 Clearway Energy Operating LLC, 5.75%, 1/15/34,
Callable 1/15/29 @ 102.88(b) 112,700
230,000 Sunnova Energy Corp., 5.88%, 9/1/26, Callable
5/2/26 @ 100(b)(d) 472
115,000 Talen Energy Supply LLC, 6.25%, 2/1/34, Callable
10/15/28 @ 103.13(b) 113,706
115,000 Talen Energy Supply LLC, 6.50%, 2/1/36, Callable
10/15/30 @ 103.25(b) 114,713
330,000 Vistra Operations Co. LLC, 5.00%, 7/31/27, Callable
4/12/26 @ 100(b) 329,175
2,372,627
Insurance (0.3%):
135,000 APH Somerset Investor 2 LLC/APH2 Somerset
Investor 2 LLC/APH3 Somerset Investor 2 LLC,
7.88%, 11/1/29, Callable 11/1/26 @ 103.94(b) 121,838
235,000 Asurion LLC And Asurion Co. Issuer, Inc., 8.00%,
12/31/32, Callable 12/31/28 @ 104(b) 242,931
180,000 Asurion LLC And Asurion Co. Issuer, Inc., 8.38%,
2/1/34, Callable 2/1/29 @ 104.19(b) 174,825
1,268,000 Athene Global Funding, 5.34%, 1/15/27(b) 1,278,136
740,000 Athene Global Funding, 4.61% (SOFR), 4/19/27(b) 740,712
573,000 Athene Global Funding, 5.58%, 1/9/29(b) 578,693
166,000 Team Services Holding, Inc., 9.00%, 2/15/33,
Callable 2/15/29 @ 104.5^(b) 161,850
949,000 Unum Group, 5.75%, 8/15/42 924,044
4,223,029
Interactive Media & Services (0.0%
†
):
75,000 Snap, Inc., 6.88%, 3/1/33, Callable 3/1/28 @
103.44(b) 71,250
45,000 Snap, Inc., 6.88%, 3/15/34, Callable 9/15/28 @
103.44(b) 42,300
113,550

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
IT Services (0.1%):
$ 100,000 Cipher Compute LLC, 7.13%, 11/15/30, Callable
11/15/27 @ 103.56(b) $ 103,875
155,000 CoreWeave, Inc., 9.25%, 6/1/30, Callable 6/1/27
@ 104.63(b) 149,769
395,000 CoreWeave, Inc., 9.00%, 2/1/31, Callable 2/1/28
@ 104.5(b) 373,769
165,000 Flash Compute LLC, 7.25%, 12/31/30, Callable
12/31/27 @ 103.63(b) 166,237
793,650
Leisure Products (0.0%
†
):
120,000 MajorDrive Holdings IV LLC, 6.38%, 6/1/29, Callable
5/2/26 @ 101.59(b) 87,900
2,000 Weber Blackstone Term, 0.00%, 10/1/32 1,951
89,851
Machinery (0.0%
†
):
85,000 Allison Transmission, Inc., 5.88%, 12/1/33, Callable
12/1/28 @ 102.94(b) 84,362
82,000 Columbus McKinnon Corp., 7.13%, 2/1/33, Callable
2/1/29 @ 103.56(b) 81,385
61,000 Enpro, Inc., 6.13%, 6/1/33, Callable 6/1/28 @
103.06(b) 61,534
40,000 Synergy Infrastructure Holdings LLC, 7.88%,
12/1/30, Callable 12/1/27 @ 103.94(b) 40,650
160,000 United Rentals North America, Inc., 5.38%,
11/15/33, Callable 11/15/28 @ 102.69(b) 156,200
165,000 United Rentals North America, Inc., 6.13%,
3/15/34, Callable 3/15/29 @ 103.06(b) 166,856
590,987
Media (0.7%):
40,000 CCO Holdings LLC CCO Holdings Capital Corp.,
7.00%, 2/1/33, Callable 2/1/29 @ 103.5(b) 39,950
30,000 CCO Holdings LLC CCO Holdings Capital Corp.,
7.38%, 2/1/36, Callable 2/1/31 @ 103.69^(b) 29,625
160,000 CCO Holdings LLC/CCO Holdings Capital Corp.,
4.25%, 2/1/31, Callable 5/2/26 @ 102.13(b) 145,600
60,000 CCO Holdings LLC/CCO Holdings Capital Corp.,
4.75%, 2/1/32, Callable 2/1/27 @ 102.38(b) 54,150
155,000 CCO Holdings LLC/CCO Holdings Capital Corp.,
4.50%, 5/1/32, Callable 5/1/26 @ 102.25 138,144
90,000 CCO Holdings LLC/CCO Holdings Capital Corp.,
4.50%, 6/1/33, Callable 6/1/27 @ 102.25(b) 78,300
105,000 CCO Holdings LLC/CCO Holdings Capital Corp.,
4.25%, 1/15/34, Callable 1/15/28 @ 102.13^(b) 89,775
405,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 6.10%, 6/1/29,
Callable 5/1/29 @ 100 418,849
95,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 2.30%, 2/1/32,
Callable 11/1/31 @ 100^ 81,325
695,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 4.40%, 4/1/33,
Callable 1/1/33 @ 100 646,746
392,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 6.55%, 6/1/34,
Callable 3/1/34 @ 100 405,750
1,256,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 5.38%, 5/1/47,
Callable 11/1/46 @ 100 1,005,427
Principal Amount Value
Corporate Bonds, continued
Media, continued
$ 394,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 5.75%, 4/1/48,
Callable 10/1/47 @ 100 $ 328,006
332,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 4.80%, 3/1/50,
Callable 9/1/49 @ 100 244,364
1,064,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 5.50%, 4/1/63,
Callable 10/1/62 @ 100 817,090
95,000 Clear Channel Outdoor Holdings, Inc., 7.75%,
4/15/28, Callable 5/2/26 @ 100(b) 95,119
110,000 Clear Channel Outdoor Holdings, Inc., 7.50%,
6/1/29, Callable 5/2/26 @ 101.88(b) 110,275
65,000 Clear Channel Outdoor Holdings, Inc., 7.88%,
4/1/30, Callable 10/1/26 @ 103.94(b) 67,925
105,000 Clear Channel Outdoor Holdings, Inc., 7.13%,
2/15/31, Callable 8/15/27 @ 103.56(b) 109,725
105,000 Clear Channel Outdoor Holdings, Inc., 7.50%,
3/15/33, Callable 9/15/28 @ 103.75(b) 110,775
30,000 CMG Media Corp., 8.88%, 6/18/29, Callable
4/12/26 @ 104.44(b) 25,762
320,000 CSC Holdings LLC, 4.13%, 12/1/30, Callable 5/2/26
@ 102.06(b) 191,200
135,000 CSC Holdings LLC, 4.63%, 12/1/30, Callable 5/2/26
@ 102.31(b) 47,925
195,000 CSC Holdings LLC, 3.38%, 2/15/31, Callable 5/2/26
@ 101.69(b) 114,562
175,000 CSC Holdings LLC, 4.50%, 11/15/31, Callable
11/15/26 @ 102.25(b) 103,250
40,000 DISH DBS Corp., 7.75%, 7/1/26 39,750
85,000 DISH DBS Corp., 5.25%, 12/1/26, Callable 6/1/26
@ 100(b) 84,044
400,801 EchoStar Corp., 6.75%, 11/30/30, Callable 11/30/26
@ 102 403,807
85,000 EW Scripps Co. (The), 9.88%, 8/15/30, Callable
8/15/27 @ 104.94(b) 82,025
26,900 Grubhub Holdings, Inc., 13.00%, 7/31/30, Callable
3/31/27 @ 106.5(b) 21,150
115,000 Lamar Media Corp., 5.38%, 11/1/33, Callable
11/1/28 @ 102.69(b) 112,412
95,000 Neptune Bidco US, Inc., 9.50%, 2/15/33, Callable
2/15/29 @ 104.75(b) 91,437
95,000 Nexstar Media, Inc., 6.50%, 9/15/33, Callable
3/15/29 @ 103.25(b) 95,712
1,620,000 Time Warner Cable LLC, 6.55%, 5/1/37 1,617,086
280,000 Time Warner Cable LLC, 7.30%, 7/1/38 291,213
69,000 Time Warner Cable LLC, 5.50%, 9/1/41, Callable
3/1/41 @ 100 59,307
305,000 Univision Communications, Inc., 8.50%, 7/31/31,
Callable 7/31/27 @ 104.25(b) 306,906
65,000 Univision Communications, Inc., 9.38%, 8/1/32,
Callable 8/1/28 @ 104.69(b) 66,869
8,771,337
Metals & Mining (0.1%):
85,000 Century Aluminum Co., 6.88%, 8/1/32, Callable
8/1/28 @ 103.44(b) 87,656
35,000 Cleveland-Cliffs, Inc., 7.00%, 3/15/32, Callable
3/15/27 @ 103.5(b) 33,863

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Metals & Mining, continued
$ 50,000 Cleveland-Cliffs, Inc., 7.38%, 5/1/33, Callable 5/1/28
@ 103.69(b) $ 48,937
105,000 Cleveland-Cliffs, Inc., 7.63%, 1/15/34, Callable
1/15/29 @ 103.81(b) 102,637
45,000 Commercial Metals Co., 4.13%, 1/15/30, Callable
4/12/26 @ 101.03 42,637
60,000 Commercial Metals Co., 4.38%, 3/15/32, Callable
3/15/27 @ 102.19 55,725
95,000 Commercial Metals Co., 5.75%, 11/15/33, Callable
11/15/28 @ 102.88(b) 93,813
120,000 Commercial Metals Co., 6.00%, 12/15/35, Callable
12/15/30 @ 103(b) 118,350
90,000 Kaiser Aluminum Corp., 5.88%, 3/1/34, Callable
3/1/29 @ 102.94(b) 88,088
180,000 Novelis Corp., 3.88%, 8/15/31, Callable 8/15/26 @
101.94(b) 160,200
45,000 Novelis Corp., 6.38%, 8/15/33, Callable 8/15/28 @
103.19(b) 44,044
875,950
Mortgage Real Estate Investment Trusts (REITs) (0.1%):
110,000 BW Real Estate, Inc., 9.50% (H15T5Y), Callable
3/30/30 @ 100(b) 110,241
65,000 Rithm Capital Corp., 8.00%, 4/1/29, Callable
4/12/26 @ 104(b) 63,863
75,000 Rithm Capital Corp., 8.00%, 7/15/30, Callable
7/15/27 @ 104(b) 72,281
45,000 Starwood Property Trust, Inc., 5.25%, 10/15/28,
Callable 7/15/28 @ 100(b) 44,500
95,000 Starwood Property Trust, Inc., 6.50%, 7/1/30,
Callable 1/1/30 @ 100(b) 96,069
130,000 Starwood Property Trust, Inc., 6.50%, 10/15/30,
Callable 4/15/30 @ 100(b) 131,625
90,000 Starwood Property Trust, Inc., 5.75%, 1/15/31,
Callable 7/15/30 @ 100(b) 88,087
606,666
Multi-Utilities (0.2%):
1,100,000 NiSource, Inc., 2.95%, 9/1/29, Callable 6/1/29 @
100 1,044,372
1,000,000 NiSource, Inc., 5.25%, 2/15/43, Callable 8/15/42
@ 100 919,884
1,964,256
Office REITs (0.2%):
1,265,000 Brandywine Operating Partnership LP, 3.95%,
11/15/27, Callable 8/15/27 @ 100 1,211,350
719,000 Brandywine Operating Partnership LP, 8.30%,
3/15/28, Callable 2/15/28 @ 100 731,533
62,000 Brandywine Operating Partnership LP, 4.55%,
10/1/29, Callable 7/1/29 @ 100 55,645
68,000 COPT Defense Properties LP, 2.00%, 1/15/29,
Callable 11/15/28 @ 100 63,419
67,000 COPT Defense Properties LP, 4.50%, 10/15/30,
Callable 9/15/30 @ 100 65,902
93,000 COPT Defense Properties LP, 2.75%, 4/15/31,
Callable 1/15/31 @ 100 83,972
400,000 Hudson Pacific Properties LP, 4.65%, 4/1/29,
Callable 1/1/29 @ 100^ 340,000
Principal Amount Value
Corporate Bonds, continued
Office REITs, continued
$ 189,000 Piedmont Operating Partnership LP, 2.75%, 4/1/32,
Callable 1/1/32 @ 100 $ 158,689
2,710,510
Oil, Gas & Consumable Fuels (1.8%):
45,000 Antero Midstream Partners LP/Antero Midstream
Finance Corp., 5.75%, 10/15/33, Callable 10/15/28
@ 102.88(b) 44,437
200,000 Antero Midstream Partners LP/Antero Midstream
Finance Corp., 5.75%, 7/1/34, Callable 1/1/29 @
102.88(b) 197,000
30,000 Ascent Resources Utica Holdings LLC/ARU Finance
Corp., 6.63%, 10/15/32, Callable 10/15/27 @
103.31(b) 30,375
45,000 Ascent Resources Utica Holdings LLC/ARU Finance
Corp., 6.63%, 7/15/33, Callable 7/15/28 @
103.31(b) 45,619
131,000 California Resources Corp., 8.25%, 6/15/29, Callable
6/15/26 @ 104.13(b) 136,895
90,000 California Resources Corp., 7.00%, 1/15/34, Callable
1/15/29 @ 103.5(b) 90,450
176,000 Calumet Specialty Products Partners LP/Calumet
Finance Corp., 9.75%, 7/15/28, Callable 4/12/26
@ 104.88(b) 181,720
75,000 Calumet Specialty Products Partners LP/Calumet
Finance Corp., 9.75%, 2/15/31, Callable 2/15/28
@ 104.88(b) 79,406
205,000 Cheniere Energy, Inc., 5.20%, 7/30/36, Callable
1/30/36 @ 100(b) 202,628
41,000 Cheniere Energy, Inc., 6.00%, 7/30/56, Callable
1/30/56 @ 100(b) 40,618
40,000 CITGO Petroleum Corp., 8.38%, 1/15/29, Callable
5/2/26 @ 104.19(b) 41,300
120,000 CNX Midstream Partners LP, 4.75%, 4/15/30,
Callable 5/2/26 @ 101.19(b) 114,300
140,000 CNX Resources Corp., 7.25%, 3/1/32, Callable
3/1/27 @ 103.63(b) 142,800
85,000 CNX Resources Corp., 5.88%, 3/1/34, Callable
3/1/29 @ 102.94(b) 82,663
114,000 Columbia Pipelines Operating Co. LLC, 5.93%,
8/15/30, Callable 6/15/30 @ 100(b) 119,345
309,000 Columbia Pipelines Operating Co. LLC, 6.04%,
11/15/33, Callable 8/15/33 @ 100(b) 324,985
92,000 Columbia Pipelines Operating Co. LLC, 6.50%,
8/15/43, Callable 2/15/43 @ 100(b) 95,440
166,000 Columbia Pipelines Operating Co. LLC, 6.54%,
11/15/53, Callable 5/15/53 @ 100(b) 173,750
99,000 Columbia Pipelines Operating Co. LLC, 6.71%,
8/15/63, Callable 2/15/63 @ 100(b) 105,483
160,000 Comstock Resources, Inc., 6.75%, 3/1/29, Callable
4/17/26 @ 101.13(b) 157,800
70,000 Comstock Resources, Inc., 5.88%, 1/15/30, Callable
5/2/26 @ 101.96(b) 67,200
215,000 CQP Holdco LP/BIP-V Chinook Holdco LLC, 7.50%,
12/15/33, Callable 12/15/28 @ 103.75(b) 225,481
80,000 CVR Energy, Inc., 7.50%, 2/15/31, Callable 2/15/28
@ 103.75(b) 80,400
40,000 CVR Energy, Inc., 7.88%, 2/15/34, Callable 2/15/29
@ 103.94(b) 40,100

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$ 80,000 DBR Land Holdings LLC, 6.25%, 12/1/30, Callable
12/1/27 @ 103.13(b) $ 80,800
2,500,000 DCP Midstream Operating LP, 5.63%, 7/15/27,
Callable 4/15/27 @ 100 2,532,310
321,000 DCP Midstream Operating LP, 5.13%, 5/15/29,
Callable 2/15/29 @ 100 325,134
90,000 Delek Logistics Partners LP/Delek Logistics Finance
Corp., 7.13%, 6/1/28, Callable 5/2/26 @ 101.78(b) 89,887
215,000 Delek Logistics Partners LP/Delek Logistics Finance
Corp., 8.63%, 3/15/29, Callable 4/12/26 @
104.31(b) 221,719
60,000 Delek Logistics Partners LP/Delek Logistics Finance
Corp., 7.38%, 6/30/33, Callable 6/30/28 @
103.69(b) 60,225
2,229,000 Energy Transfer LP, 4.95%, 6/15/28, Callable
3/15/28 @ 100 2,245,472
106,000 Energy Transfer LP, 5.25%, 4/15/29, Callable
1/15/29 @ 100 107,887
109,000 Energy Transfer LP, 3.75%, 5/15/30, Callable
2/15/30 @ 100 104,999
75,000 Energy Transfer LP, 7.38%, 2/1/31, Callable 4/17/26
@ 103.69(b) 77,804
128,000 Energy Transfer LP, Series 20Y, 5.80%, 6/15/38,
Callable 12/15/37 @ 100 128,674
391,000 Energy Transfer LP, 5.00%, 5/15/50, Callable
11/15/49 @ 100 322,939
39,000 Energy Transfer LP, 6.50% (H15T5Y), 2/15/56,
Callable 11/15/30 @ 100 38,366
9,000 Energy Transfer LP, 6.75% (H15T5Y), 2/15/56,
Callable 11/15/35 @ 100 8,921
215,000 Energy Transfer LP, Series G, 7.13% (H15T5Y),
Callable 5/15/30 @ 100 217,688
205,000 Genesis Energy, LP Genesis Energy Finance Corp.,
6.75%, 3/15/34, Callable 3/15/29 @ 103.38 202,950
60,000 Global Partners LP/GLP Finance Corp., 8.25%,
1/15/32, Callable 1/15/27 @ 104.13(b) 61,800
35,000 Global Partners LP/GLP Finance Corp., 7.13%,
7/1/33, Callable 7/1/28 @ 103.56(b) 35,000
145,000 Gran Tierra Energy, Inc., 9.75%, 4/15/31, Callable
4/15/28 @ 104.88(b) 127,237
130,000 Harvest Midstream I LP, 7.50%, 5/15/32, Callable
5/15/27 @ 103.75(b) 132,275
650,000 Hess Corp., 4.30%, 4/1/27, Callable 1/1/27 @ 100 650,324
71,000 Hess Corp., 7.30%, 8/15/31 79,594
50,000 Hess Corp., 7.13%, 3/15/33 56,464
1,166,000 Hess Corp., 5.80%, 4/1/47, Callable 10/1/46 @ 100 1,170,244
145,000 Hess Midstream Operations LP, 5.13%, 6/15/28,
Callable 5/2/26 @ 100.85(b) 144,275
65,000 Howard Midstream Energy Partners LLC, 7.38%,
7/15/32, Callable 7/15/27 @ 103.69(b) 67,194
45,000 Howard Midstream Energy Partners LLC, 6.63%,
1/15/34, Callable 1/15/29 @ 103.31(b) 44,887
180,000 Kinetik Holdings LP, 6.63%, 12/15/28, Callable
5/2/26 @ 103.31(b) 182,925
70,000 Kinetik Holdings LP, 5.88%, 6/15/30, Callable
5/2/26 @ 102.94(b) 69,913
80,000 Kosmos Energy, Ltd., 7.75%, 5/1/27, Callable
4/12/26 @ 100(b) 79,600
Principal Amount Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$ 90,000 Kosmos Energy, Ltd., 7.50%, 3/1/28, Callable
5/2/26 @ 100(b) $ 85,725
100,000 Kosmos Energy, Ltd., 8.75%, 10/1/31, Callable
10/1/27 @ 104.38(b) 87,375
278,000 Mesquite Energy, Inc., 7.25% 28
125,000 Moss Creek Resources Holdings, Inc., 8.25%,
9/1/31, Callable 9/1/27 @ 104.13(b) 124,844
722,000 MPLX LP, 4.95%, 9/1/32, Callable 6/1/32 @ 100 716,571
779,000 Occidental Petroleum Corp., 7.50%, 5/1/31 864,690
78,000 Occidental Petroleum Corp., 6.45%, 9/15/36 83,070
410,000 Occidental Petroleum Corp., 6.60%, 3/15/46,
Callable 9/15/45 @ 100 422,300
197,000 ONEOK, Inc., 4.25%, 9/24/27, Callable 8/24/27
@ 100 196,290
206,000 ONEOK, Inc., 4.40%, 10/15/29, Callable 9/15/29
@ 100 204,519
401,000 ONEOK, Inc., 4.75%, 10/15/31, Callable 8/15/31
@ 100 396,641
125,000 PBF Holding Co. LLC/PBF Finance Corp., 6.00%,
2/15/28, Callable 5/2/26 @ 100 124,375
75,000 PBF Holding Co. LLC/PBF Finance Corp., 9.88%,
3/15/30, Callable 3/15/27 @ 104.94(b) 80,437
95,000 PBF Holding Co. LLC/PBF Finance Corp., 7.88%,
9/15/30, Callable 9/15/26 @ 103.94(b) 97,612
235,000 Plains All American Pipeline LP, Series B, 8.02%
(TSFR3M), Callable 5/2/26 @ 100 235,595
70,000 Prairie Acquiror LP, 9.00%, 8/1/29, Callable 5/2/26
@ 104.5(b) 72,100
70,000 Rockies Express Pipeline LLC, 6.75%, 3/15/33,
Callable 3/15/28 @ 103.38(b) 72,100
335,000 Sabine Pass Liquefaction LLC, 4.50%, 5/15/30,
Callable 11/15/29 @ 100 332,096
74,000 SBA Tower Trust, 2.33%, 1/15/28, Callable 7/15/26
@ 100(b) 71,358
96,000 Store Capital LLC, 4.63%, 3/15/29, Callable
12/15/28 @ 100 95,035
45,000 Sunoco, LP, 5.63%, 3/15/31, Callable 9/15/27 @
102.81(b) 44,606
130,000 Sunoco, LP, 5.38%, 7/15/31, Callable 3/15/28 @
102.69(b) 128,538
155,000 Sunoco, LP, 6.63%, 8/15/32, Callable 8/15/27 @
103.31(b) 157,325
45,000 Sunoco, LP, 5.88%, 3/15/34, Callable 9/15/28 @
102.94(b) 44,381
165,000 Sunoco, LP, 5.63%, 7/15/34, Callable 3/15/29 @
102.81(b) 161,700
140,000 Sunoco, LP, 7.88% (H15T5Y), Callable 9/18/30 @
100(b) 142,673
127,000 Sunoco, LP/Sunoco Finance Corp., 5.88%, 3/15/28,
Callable 5/2/26 @ 100 126,841
215,000 Sunoco, LP/Sunoco Finance Corp., 4.50%, 5/15/29,
Callable 4/17/26 @ 101.5 209,087
357,000 Tallgrass Energy Partners LP/Tallgrass Energy
Finance Corp., 6.00%, 12/31/30, Callable 5/2/26
@ 103(b) 354,323
305,000 Tallgrass Energy Partners LP/Tallgrass Energy
Finance Corp., 6.00%, 9/1/31, Callable 9/1/26 @
103(b) 299,663

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$ 45,000 Tallgrass Energy Partners LP/Tallgrass Energy
Finance Corp., 6.75%, 3/15/34, Callable 3/15/29
@ 103.38(b) $ 45,056
177,000 Targa Resources Corp., 4.35%, 1/15/29, Callable
12/15/28 @ 100 175,768
257,000 Targa Resources Corp., 4.90%, 9/15/30, Callable
8/15/30 @ 100 258,799
199,000 Targa Resources Corp., 4.35%, 4/15/31, Callable
3/15/31 @ 100 194,794
619,000 Targa Resources Corp., 5.65%, 2/15/36, Callable
11/15/35 @ 100 623,761
43,000 Transcontinental Gas Pipe Line Co. LLC, 3.25%,
5/15/30, Callable 2/15/30 @ 100 40,786
75,000 USA Compression Partners LP/USA Compression
Finance Corp., 6.25%, 10/1/33, Callable 10/1/28
@ 103.13(b) 74,625
85,000 Venture Global Plaquemines LNG LLC, 6.13%,
12/15/30, Callable 9/15/30 @ 100(b) 87,231
85,000 Venture Global Plaquemines LNG LLC, 7.50%,
5/1/33, Callable 12/1/32 @ 100(b) 93,181
140,000 Venture Global Plaquemines LNG LLC, 6.50%,
1/15/34, Callable 7/15/33 @ 100(b) 145,950
50,000 Venture Global Plaquemines LNG LLC, 6.50%,
6/15/34, Callable 12/15/33 @ 100(b) 51,875
230,000 Venture Global Plaquemines LNG LLC, 6.75%,
1/15/36, Callable 7/15/35 @ 100(b) 243,225
10,000 WBI Operating LLC, 6.25%, 10/15/30, Callable
10/15/27 @ 103.13(b) 10,075
70,000 WBI Operating LLC, 6.50%, 10/15/33, Callable
10/15/28 @ 103.25(b) 69,300
127,000 Western Midstream Operating LP, 4.65%, 7/1/26 126,968
1,000,000 Western Midstream Operating LP, 4.50%, 3/1/28,
Callable 12/1/27 @ 100 998,681
66,000 Western Midstream Operating LP, 4.75%, 8/15/28,
Callable 5/15/28 @ 100 66,097
755,000 Williams Cos., Inc. (The), 4.65%, 8/15/32, Callable
5/15/32 @ 100 745,784
171,000 Williams Cos., Inc. (The), 5.30%, 8/15/52, Callable
2/15/52 @ 100 153,266
22,724,822
Passenger Airlines (0.1%):
135,000 JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%,
9/20/31, Callable 8/27/27 @ 104.94(b) 127,575
125,000 United Airlines Holdings, Inc., 4.88%, 3/1/29,
Callable 12/1/28 @ 100 122,500
85,000 United Airlines Holdings, Inc., 5.38%, 3/1/31,
Callable 9/1/30 @ 100 83,300
245,000 VistaJet Malta Finance plc/Vista Management
Holding, Inc., 7.88%, 5/1/27, Callable 5/2/26 @
100(b) 240,482
125,000 VistaJet Malta Finance plc/Vista Management
Holding, Inc., 6.38%, 2/1/30, Callable 5/2/26 @
101.59(b) 107,188
681,045
Pharmaceuticals (0.0%
†
):
76,000 Elanco Animal Health, Inc., 6.40%, 8/28/28, Callable
5/28/28 @ 100 77,851
Principal Amount Value
Corporate Bonds, continued
Pharmaceuticals, continued
$ 185,000 Organon & Co./Organon Foreign Debt Co-Issuer BV,
4.13%, 4/30/28, Callable 5/2/26 @ 100(b) $ 179,219
175,000 Organon & Co./Organon Foreign Debt Co-Issuer BV,
5.13%, 4/30/31, Callable 5/2/26 @ 102.56(b) 142,406
95,000 Organon & Co./Organon Foreign Debt Co-Issuer BV,
7.88%, 5/15/34, Callable 5/15/29 @ 103.94(b) 78,138
30,000 Organon & Co./Organon Foreign Debt Co-Issuer BV,
6.75%, 5/15/34, Callable 5/15/29 @ 103.38(b) 26,625
2,000 Spin Holdco, Inc. Term, 0.00%, 9/4/30(b) 1,565
505,804
Professional Services (0.0%
†
):
120,000 CACI International, Inc., 6.38%, 6/15/33, Callable
6/15/28 @ 103.19(b) 121,800
67,000 Paychex, Inc., 5.10%, 4/15/30, Callable 3/15/30
@ 100 67,606
94,000 Paychex, Inc., 5.35%, 4/15/32, Callable 2/15/32
@ 100 94,412
73,000 Paychex, Inc., 5.60%, 4/15/35, Callable 1/15/35
@ 100 72,981
90,000 Verisk Analytics, Inc., 4.45%, 3/15/31, Callable
2/15/31 @ 100 88,440
445,239
Real Estate Management & Development (0.1%):
45,400 Anywhere Real Estate Group LLC/Anywhere
Co.-Issuer Corp., Class I, 7.00%, 4/15/30, Callable
4/17/26 @ 101.31(b) 45,400
42,000 Anywhere Real Estate Group LLC/Realogy Co.-Issuer
Corp., 5.75%, 1/15/29, Callable 4/17/26 @ 100(b) 40,477
30,000 Anywhere Real Estate Group LLC/Realogy Co.-
Issuer Corp., 9.75%, 4/15/30, Callable 4/15/27 @
104.88(b) 31,688
130,000 Cyprium Corp./Cyprium Holdings Luxembourg Sarl,
6.13%, 4/15/31, Callable 4/15/28 @ 103.06(b) 127,725
130,000 Cyprium Corp./Cyprium Holdings Luxembourg Sarl,
6.38%, 4/15/34, Callable 4/15/29 @ 103.19(b) 126,587
110,000 Forestar Group, Inc., 6.50%, 3/15/33, Callable
3/15/28 @ 103.25(b) 108,075
120,000 Howard Hughes Corp. (The), 4.38%, 2/1/31,
Callable 4/17/26 @ 102.19(b) 109,500
95,000 Kennedy-Wilson, Inc., 4.75%, 2/1/30, Callable
5/2/26 @ 101.19 94,763
70,000 Rhp Hotel Properties, LP Rhp Finance Corp., 5.75%,
3/15/34, Callable 3/15/29 @ 102.88(b) 69,037
753,252
Residential REITs (0.1%):
371,000 American Homes 4 Rent LP, 3.63%, 4/15/32,
Callable 1/15/32 @ 100 342,439
550,000 Invitation Homes Operating Partnership LP, 4.15%,
4/15/32, Callable 1/15/32 @ 100 517,476
859,915
Retail REITs (0.4%):
15,000 Kite Realty Group Trust, 4.75%, 9/15/30, Callable
6/15/30 @ 100 14,996
185,000 Phillips Edison Grocery Center Operating Partnership
I LP, 4.75%, 3/15/33, Callable 1/15/33 @ 100 179,777
1,214,000 Sabra Health Care LP, 3.20%, 12/1/31, Callable
9/1/31 @ 100 1,094,117

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Retail REITs, continued
$ 1,277,000 Store Capital LLC, 2.75%, 11/18/30, Callable
8/18/30 @ 100 $ 1,150,028
212,000 Sun Communities Operating LP, 2.30%, 11/1/28,
Callable 9/1/28 @ 100 200,622
272,000 Sun Communities Operating LP, 2.70%, 7/15/31,
Callable 4/15/31 @ 100 242,920
2,200,000 Tanger Properties LP, 3.13%, 9/1/26, Callable
6/1/26 @ 100 2,187,647
581,000 Tanger Properties LP, 2.75%, 9/1/31, Callable
6/1/31 @ 100 518,971
5,589,078
Semiconductors & Semiconductor Equipment (0.3%):
45,000 Amkor Technology, Inc., 5.88%, 10/1/33, Callable
10/1/28 @ 102.94(b) 44,662
65,000 Broadcom, Inc., 1.95%, 2/15/28, Callable 12/15/27
@ 100 62,337
2,830,000 Broadcom, Inc., 2.45%, 2/15/31, Callable 11/15/30
@ 100 2,562,565
564,000 Broadcom, Inc., 2.60%, 2/15/33, Callable 11/15/32
@ 100 490,255
184,000 Broadcom, Inc., 3.42%, 4/15/33, Callable 1/15/33
@ 100 167,987
155,000 Entegris, Inc., 4.38%, 4/15/28, Callable 4/12/26
@ 100(b) 151,513
230,000 Entegris, Inc., 3.63%, 5/1/29, Callable 5/2/26 @
100.91(b) 217,350
160,000 Entegris, Inc., 5.95%, 6/15/30, Callable 4/12/26 @
102.98(b) 161,000
30,000 ON Semiconductor Corp., 3.88%, 9/1/28, Callable
5/2/26 @ 100(b) 28,912
33,288 Wolfspeed, Inc., 13.88%, 6/23/30, Callable 6/23/26
@ 109.88(b) 36,534
43,062 Wolfspeed, Inc., 7.00%, 6/15/31, Callable 9/29/27
@ 100 34,127
3,957,242
Software (0.3%):
210,000 Cloud Software Group, Inc., 9.00%, 9/30/29,
Callable 5/2/26 @ 104.5(b) 201,600
1,000,000 Emera US Finance LP, 3.55%, 6/15/26, Callable
5/2/26 @ 100 998,330
40,000 Oracle Corp., 4.78% (SOFRINDX), 2/4/29 39,730
40,000 Oracle Corp., 4.55%, 2/4/29, Callable 1/4/29 @ 100 39,461
252,000 Oracle Corp., 4.45%, 9/26/30, Callable 8/26/30
@ 100 242,619
81,000 Oracle Corp., 4.95%, 2/4/31, Callable 1/4/31 @ 100 79,173
421,000 Oracle Corp., 4.80%, 9/26/32, Callable 7/26/32
@ 100 399,733
85,000 Oracle Corp., 5.35%, 5/4/33, Callable 3/4/33 @ 100 82,525
383,000 Oracle Corp., 5.20%, 9/26/35, Callable 6/26/35
@ 100 357,074
41,000 Oracle Corp., 5.70%, 2/4/36, Callable 11/4/35 @
100 39,331
544,000 Oracle Corp., 3.60%, 4/1/40, Callable 10/1/39 @
100 391,502
236,000 Oracle Corp., 5.88%, 9/26/45, Callable 3/26/45
@ 100 203,573
56,000 Oracle Corp., 6.55%, 2/4/46, Callable 8/4/45 @ 100 52,100
Principal Amount Value
Corporate Bonds, continued
Software, continued
$ 296,000 Oracle Corp., 5.95%, 9/26/55, Callable 3/26/55
@ 100 $ 248,513
41,000 Oracle Corp., 6.70%, 2/4/56, Callable 8/4/55 @ 100 37,794
305,000 Oracle Corp., 6.10%, 9/26/65, Callable 3/26/65
@ 100 250,685
8,000 Oracle Corp., 6.85%, 2/4/66, Callable 8/4/65 @ 100 7,309
3,671,052
Specialized REITs (0.2%):
70,000 Millrose Properties, Inc., 6.38%, 8/1/30, Callable
8/1/27 @ 103.19(b) 69,737
45,000 Millrose Properties, Inc., 6.25%, 9/15/32, Callable
9/15/28 @ 103.13(b) 44,100
731,000 VICI Properties LP, 4.75%, 2/15/28, Callable
1/15/28 @ 100 731,887
126,000 VICI Properties LP, 4.75%, 4/1/28, Callable 3/1/28
@ 100 126,159
1,082,000 VICI Properties LP, 4.95%, 2/15/30, Callable
12/15/29 @ 100 1,079,923
249,000 VICI Properties LP, 5.13%, 5/15/32, Callable
2/15/32 @ 100 244,423
99,000 VICI Properties LP, 5.75%, 4/1/34, Callable 1/1/34
@ 100 99,768
2,395,997
Specialty Retail (0.2%):
80,000 Advance Auto Parts, Inc., 7.38%, 8/1/33, Callable
8/1/28 @ 103.69(b) 80,984
32,000 AutoNation, Inc., 4.75%, 6/1/30, Callable 3/1/30
@ 100 31,709
1,229,000 AutoZone, Inc., 4.00%, 4/15/30, Callable 1/15/30
@ 100 1,198,357
150,000 Carvana Co., 5.88%, 10/1/28, Callable 4/12/26 @
101.47(b) 147,375
160,000 Carvana Co., 4.88%, 9/1/29, Callable 9/1/26 @
100(b) 148,800
125,000 Carvana Co., 10.25%, 5/1/30, Callable 5/1/27 @
105.13(b) 133,750
125,000 Michaels Cos., Inc. (The), 8.50%, 3/15/33, Callable
3/15/29 @ 104.25(b) 121,250
125,000 Michaels Cos., Inc. (The), 11.00%, 3/15/34, Callable
3/15/29 @ 105.5(b) 116,250
180,000 Railworks Holdings LP/Railworks Rally, Inc., 8.25%,
11/15/28, Callable 5/2/26 @ 102.06(b) 179,550
150,000 Staples, Inc., 10.75%, 9/1/29, Callable 9/1/26 @
105.38(b) 138,375
135,000 Staples, Inc., 12.75%, 1/15/30, Callable 6/15/27
@ 106.38(b) 90,450
205,000 Wayfair LLC, 7.25%, 10/31/29, Callable 10/31/26
@ 103.63(b) 209,100
260,000 Wayfair LLC, 7.75%, 9/15/30, Callable 9/15/27 @
103.88(b) 269,750
140,000 Wayfair LLC, 6.75%, 11/15/32, Callable 11/15/28
@ 103.38(b) 141,050
3,006,750
Technology Hardware, Storage & Peripherals (0.2%):
337,000 Dell International LLC/EMC Corp., 4.15%, 2/15/29,
Callable 1/15/29 @ 100 333,802
87,000 Dell International LLC/EMC Corp., 6.20%, 7/15/30,
Callable 4/15/30 @ 100 91,779

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Technology Hardware, Storage & Peripherals, continued
$ 665,000 Dell International LLC/EMC Corp., 4.50%, 2/15/31,
Callable 1/15/31 @ 100 $ 656,427
443,000 Dell International LLC/EMC Corp., 4.75%, 10/6/32,
Callable 8/6/32 @ 100 436,130
790,000 Dell International LLC/EMC Corp., 5.10%, 2/15/36,
Callable 11/15/35 @ 100 771,359
2,289,497
Textiles, Apparel & Luxury Goods (0.0%
†
):
179,188 Beach Acquisition Bidco LLC, 10.00%, 7/15/33,
Callable 7/15/28 @ 103(b) 190,388
Tobacco (0.0%
†
):
294,000 Altria Group, Inc., 4.25%, 8/9/42 238,608
191,000 Altria Group, Inc., 4.50%, 5/2/43 158,196
72,000 Altria Group, Inc., 5.95%, 2/14/49, Callable 8/14/48
@ 100 69,507
466,311
Trading Companies & Distributors (0.1%):
250,000 Air Lease Corp., Series C, 4.13% (H15T5Y), Callable
12/15/26 @ 100 241,649
70,000 FTAI Aviation Investors LLC, 7.88%, 12/1/30,
Callable 12/1/26 @ 103.94(b) 72,625
60,000 FTAI Aviation Investors LLC, 7.00%, 6/15/32,
Callable 6/15/27 @ 103.5(b) 61,350
145,000 Herc Holdings, Inc., 7.00%, 6/15/30, Callable
6/15/27 @ 103.5(b) 148,081
55,000 Herc Holdings, Inc., 5.75%, 3/15/31, Callable
3/15/28 @ 102.88(b) 53,969
100,000 Herc Holdings, Inc., 7.25%, 6/15/33, Callable
6/15/28 @ 103.63(b) 102,250
50,000 Herc Holdings, Inc., 6.00%, 3/15/34, Callable
3/15/29 @ 103(b) 48,312
105,000 QXO Building Products, Inc., 6.75%, 4/30/32,
Callable 4/30/28 @ 103.38(b) 106,444
80,000 WESCO Distribution, Inc., 5.25%, 4/15/31, Callable
4/15/28 @ 102.63(b) 79,500
40,000 WESCO Distribution, Inc., 6.38%, 3/15/33, Callable
3/15/28 @ 103.19(b) 40,600
125,000 WESCO Distribution, Inc., 5.50%, 4/15/34, Callable
4/15/29 @ 102.75(b) 123,438
1,078,218
Total Corporate Bonds (Cost $184,359,046) 177,345,935
Yankee Debt Obligations (3.1%):
Aerospace & Defense (0.0%
†
):
75,000 Bombardier, Inc., 6.75%, 6/15/33, Callable 6/15/28
@ 103.38(b) 77,344
Automobile Components (0.0%
†
):
75,000 Forvia SE, 6.75%, 9/15/33, Callable 9/15/28 @
103.38(b) 73,313
Automobiles (0.0%
†
):
132,000 Aston Martin Capital Holdings, Ltd., 10.00%,
3/31/29, Callable 5/2/26 @ 105(b) 100,320
Banks (0.4%):
2,377,000 Barclays plc, 5.09% (US0003M), 6/20/30, Callable
6/20/29 @ 100 2,389,425
Principal Amount Value
Yankee Debt Obligations, continued
Banks, continued
$ 778,000 BNP Paribas SA, 5.79% (SOFR), 1/13/33, Callable
1/13/32 @ 100(b) $ 803,285
170,000 BNP Paribas SA, 7.45% (H15T5Y), Callable 6/27/35
@ 100(b) 170,212
200,000 Commonwealth Bank of Australia, 3.61% (H15T5Y),
9/12/34, Callable 9/12/29 @ 100(b) 191,622
100,000 HSBC Holdings PLC, 6.75% (H15T5Y), 12/31/99,
Callable 3/24/31 @ 100 98,750
40,000 HSBC Holdings PLC, 7.00% (H15T5Y), Callable
9/24/35 @ 100 39,700
531,000 Societe Generale SA, 5.50% (H15T1Y), 4/13/29,
Callable 4/13/28 @ 100(b) 538,301
186,000 Westpac Banking Corp., 4.11% (H15T5Y), 7/24/34,
Callable 7/24/29 @ 100 181,303
4,412,598
Capital Markets (0.1%):
40,000 Macquarie Airfinance Holdings, Ltd., 6.40%,
3/26/29, Callable 2/26/29 @ 100(b) 41,439
774,000 UBS Group AG, 1.49% (H15T1Y), 8/10/27, Callable
8/10/26 @ 100(b) 765,348
314,000 UBS Group AG, 4.19% (SOFR), 4/1/31, Callable
4/1/30 @ 100(b) 306,298
1,113,085
Chemicals (0.1%):
130,000 Axalta Coating Systems Dutch Holding B B.V.,
7.25%, 2/15/31, Callable 11/15/26 @ 103.63(b) 135,525
367,000 Herens Holdco Sarl, 4.75%, 5/15/28, Callable 5/2/26
@ 101.88^(b) 307,216
150,000 Methanex Corp., 5.25%, 12/15/29, Callable 9/15/29
@ 100^ 147,937
245,000 Methanex Corp., 5.65%, 12/1/44, Callable 6/1/44
@ 100 218,050
808,728
Commercial Services & Supplies (0.0%
†
):
347,000 Ambipar Lux Sarl, 9.88%, 2/6/31, Callable 2/6/27
@ 104.94(b)(d) 61,159
85,000 GFL Environmental, Inc., 6.75%, 1/15/31, Callable
1/15/27 @ 103.38(b) 87,656
40,000 HTA Group, Ltd., 7.50%, 6/4/29, Callable 6/4/26
@ 103.75(b) 40,500
189,315
Containers & Packaging (0.0%
†
):
70,000 Ahlstrom Holding 3 Oy, 4.88%, 2/4/28, Callable
5/2/26 @ 100(b) 68,160
Diversified Telecommunication Services (0.1%):
43,000 Altice France Lux 3/Altice Holdings 1, 10.00%,
1/15/33, Callable 10/1/26 @ 101(b) 38,969
351,804 Altice France SA, 6.50%, 4/15/32, Callable 10/1/26
@ 101(b) 333,334
226,439 Altice France SA, 6.88%, 7/15/32, Callable 10/15/26
@ 100(b) 214,551
130,000 C&W Senior Finance, Ltd., 9.00%, 1/15/33, Callable
1/15/28 @ 104.5(b) 130,325
100,000 IHS Holding, Ltd., 5.63%, 11/29/26, Callable 5/2/26
@ 100(b) 99,631
170,000 IHS Holding, Ltd., 7.88%, 5/29/30, Callable
11/29/26 @ 103.94(b) 172,125

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Yankee Debt Obligations, continued
Diversified Telecommunication Services, continued
$ 43,000 TELUS Corp., 7.00% (H15T5Y), 10/15/55, Callable
7/15/35 @ 100 $ 43,591
67,000 TELUS Corp., 6.62% (H15T5Y), 10/15/55, Callable
7/15/30 @ 100 67,000
340,000 Vmed O2 UK Financing I plc, 4.25%, 1/31/31,
Callable 5/2/26 @ 102.13(b) 292,400
1,391,926
Energy Equipment & Services (0.1%):
110,000 Consolidated Energy Finance SA, 5.63%, 10/15/28,
Callable 4/12/26 @ 101.41(b) 102,438
140,000 Consolidated Energy Finance SA, 12.00%, 2/15/31,
Callable 2/15/27 @ 106^(b) 137,200
85,000 TGS ASA, 8.50%, 1/15/30, Callable 1/15/27 @
104.25(b) 88,400
25,000 Transocean International, Ltd., 7.88%, 10/15/32,
Callable 10/15/28 @ 103.94(b) 26,562
175,000 Vallourec SACA, 7.50%, 4/15/32, Callable 4/15/27
@ 103.75(b) 183,531
538,131
Financial Services (0.6%):
503,000 AerCap Ireland Capital DAC/AerCap Global Aviation
Trust, 2.45%, 10/29/26, Callable 9/29/26 @ 100 497,565
3,068,000 AerCap Ireland Capital DAC/AerCap Global Aviation
Trust, 6.45%, 4/15/27, Callable 3/15/27 @ 100 3,125,951
527,000 AerCap Ireland Capital DAC/AerCap Global Aviation
Trust, 3.00%, 10/29/28, Callable 8/29/28 @ 100 506,749
82,000 AerCap Ireland Capital DAC/AerCap Global Aviation
Trust, 6.50% (H15T5Y), 1/31/56, Callable 10/31/30
@ 100 81,410
73,000 Altice Financing SA, 9.63%, 7/15/27, Callable
5/2/26 @ 100(b) 53,655
294,000 Altice Financing SA, 5.75%, 8/15/29, Callable
5/2/26 @ 101.44(b) 205,800
845,000 Avolon Holdings Funding, Ltd., 6.38%, 5/4/28,
Callable 4/4/28 @ 100(b) 870,037
55,000 Avolon Holdings Funding, Ltd., 5.15%, 1/15/30,
Callable 12/15/29 @ 100(b) 55,149
301,000 Avolon Holdings Funding, Ltd., 5.38%, 5/30/30,
Callable 4/30/30 @ 100(b) 304,325
710,000 Avolon Holdings Funding, Ltd., 4.70%, 1/30/31,
Callable 12/30/30 @ 100(b) 699,480
41,000 Avolon Holdings Funding, Ltd., 4.85%, 4/1/33,
Callable 2/1/33 @ 100(b) 39,366
105,000 GGAM Finance, Ltd., 6.88%, 4/15/29, Callable
5/2/26 @ 103.44(b) 106,837
300,000 GGAM Finance, Ltd., 5.88%, 3/15/30, Callable
9/15/26 @ 102.94(b) 298,125
210,000 Global Aircraft Leasing Co., Ltd., 8.75%, 9/1/27,
Callable 5/2/26 @ 104.38(b) 212,888
200,000 NTT Finance Corp., 4.62%, 7/16/28(b) 200,809
225,000 Sable International Finance, Ltd., 7.13%, 10/15/32,
Callable 10/15/27 @ 103.56(b) 221,063
7,479,209
Food Products (0.0%
†
):
458,000 JBS NV/JBS USA Foods Group Holdings, Inc./JBS
USA Food Co. Holdings, 3.00%, 5/15/32, Callable
2/15/32 @ 100 405,699
Principal Amount Value
Yankee Debt Obligations, continued
Health Care Equipment & Supplies (0.0%
†
):
$ 200,000 NTT Finance Corp., 4.57%, 7/16/27(b) $ 200,597
259,000 NTT Finance Corp., 4.88%, 7/16/30, Callable
6/16/30 @ 100(b) 260,289
460,886
Hotels, Restaurants & Leisure (0.1%):
130,000 1011778 BC ULC/New Red Finance, Inc., 6.13%,
6/15/29, Callable 6/15/26 @ 103.06(b) 131,625
225,000 1011778 BC ULC/New Red Finance, Inc., 4.00%,
10/15/30, Callable 4/12/26 @ 102(b) 210,656
145,000 Carnival Corp., 5.88%, 6/15/31, Callable 3/15/31
@ 100(b) 146,812
150,000 Carnival Corp., 5.75%, 8/1/32, Callable 5/1/32 @
100(b) 149,438
75,000 NCL Corp., Ltd., 6.25%, 9/15/33, Callable 9/15/28
@ 103.13(b) 72,844
161,000 Royal Caribbean Cruises, Ltd., 6.00%, 2/1/33,
Callable 8/1/27 @ 103(b) 162,409
130,000 Viking Cruises, Ltd., 9.13%, 7/15/31, Callable
7/15/26 @ 104.56(b) 136,825
190,000 Viking Cruises, Ltd., 5.88%, 10/15/33, Callable
10/15/28 @ 102.94(b) 186,912
1,197,521
Independent Power and Renewable Electricity Producers
(0.1%):
245,000 California Buyer, Ltd./Atlantica Sustainable
Infrastructure plc, 6.38%, 2/15/32, Callable
11/15/27 @ 103.19(b) 239,181
94,084 EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime
Energia SpA, 5.38%, 12/30/30, Callable 5/2/26 @
102.69(b) 85,616
70,000 EnfraGen Energia Sur SAU/EnfraGen Chile SpA/
EnfraGen Spain SAU, 8.50%, 6/30/32, Callable
6/30/28 @ 104.25(b) 70,525
125,000 Transalta Corp., 5.88%, 2/1/34, Callable 2/1/29 @
102.94 123,907
80,000 Transalta Corp., 6.50%, 3/15/40 78,700
597,929
Industrial REITs (0.0%
†
):
333,000 Liquid Telecommunications Financing plc, 5.50%,
9/4/26, Callable 4/16/26 @ 100(b) 331,163
Insurance (0.0%
†
):
200,000 Swiss Re Finance Luxembourg SA, 5.00%
(H15T5Y), 4/2/49, Callable 4/2/29 @ 100(b) 197,769
Marine Transportation (0.0%
†
):
85,000 Danaos Corp., 6.88%, 10/15/32, Callable 10/15/28
@ 103.44(b) 86,169
Metals & Mining (0.1%):
45,000 Alcoa Nederland Holding BV, 7.13%, 3/15/31,
Callable 3/15/27 @ 103.56(b) 47,004
205,000 Alumina Pty, Ltd., 6.38%, 9/15/32, Callable 3/15/28
@ 103.19(b) 209,100
90,000 Capstone Copper Corp., 6.75%, 3/31/33, Callable
3/31/28 @ 103.38(b) 89,550
35,000 Champion Iron Canada, Inc., 7.88%, 7/15/32,
Callable 7/15/28 @ 103.94(b) 36,356
120,000 ERO Copper Corp., 6.50%, 2/15/30, Callable 5/2/26
@ 101.63(b) 119,100

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Yankee Debt Obligations, continued
Metals & Mining, continued
$ 245,000 First Quantum Minerals, Ltd., 8.00%, 3/1/33,
Callable 3/1/28 @ 104(b) $ 254,800
170,000 First Quantum Minerals, Ltd., 7.25%, 2/15/34,
Callable 2/15/29 @ 103.63(b) 172,550
200,000 First Quantum Minerals, Ltd., 6.38%, 2/15/36,
Callable 2/15/31 @ 103.19(b) 191,750
70,000 Mineral Resources, Ltd., 8.00%, 11/1/27, Callable
5/2/26 @ 102(b) 70,963
90,000 Mineral Resources, Ltd., 9.25%, 10/1/28, Callable
5/2/26 @ 104.63(b) 93,038
110,000 Mineral Resources, Ltd., 8.50%, 5/1/30, Callable
5/2/26 @ 102.83(b) 113,025
50,000 Mineral Resources, Ltd., 7.00%, 4/1/31, Callable
4/1/28 @ 103.5(b) 50,875
162,606 Samarco Mineracao SA, 9.50%, 6/30/31, Callable
4/17/26 @ 100(b) 159,354
80,000 Volcan Cia Minera Saa, Class B, 8.50%, 10/28/32,
Callable 10/28/28 @ 104.25(b) 81,141
1,688,606
Mortgage Real Estate Investment Trusts (REITs) (0.0%
†
):
390,000 EG Global Finance plc, 12.00%, 11/30/28, Callable
5/30/26 @ 106(b) 416,813
Oil, Gas & Consumable Fuels (0.8%):
105,000 Breakwater Energy Holdings Sarl, 9.25%, 11/15/30,
Callable 11/15/27 @ 104.63(b) 111,300
540,000 Canacol Energy, Ltd., 5.75%, 11/24/28, Callable
5/2/26 @ 101.44(b)(d) 183,600
140,000 Cenovus Energy, Inc., 4.65%, 3/20/31, Callable
2/20/31 @ 100 138,675
108,000 Cenovus Energy, Inc., 5.40%, 3/20/36, Callable
12/20/35 @ 100 107,042
200,000 Golar LNG, Ltd., 7.75%, 9/19/29, Callable 9/19/27
@ 103.1(b) 203,000
95,000 Golar LNG, Ltd., 7.50%, 10/2/30, Callable 10/2/27
@ 103.75(b) 95,950
4,920,000 Petroleos Mexicanos, 5.95%, 1/28/31, Callable
10/28/30 @ 100 4,692,450
776,000 Petroleos Mexicanos, 6.70%, 2/16/32, Callable
11/16/31 @ 100 759,510
2,228,000 Petroleos Mexicanos, 6.75%, 9/21/47 1,779,615
600,000 Petroleos Mexicanos, 6.35%, 2/12/48 461,250
336,000 Petroleos Mexicanos, 6.95%, 1/28/60, Callable
7/28/59 @ 100 263,340
263,000 Sensata Technologies BV, 4.00%, 4/15/29, Callable
5/2/26 @ 100(b) 253,801
85,000 South Bow Canadian Infrastructure Holdings, Ltd.,
7.50% (H15T5Y), 3/1/55, Callable 12/1/34 @ 100 88,400
65,077 Transocean Aquila, Ltd., 8.00%, 9/30/28, Callable
4/12/26 @ 104(b) 66,541
306,000 Tullow Oil plc, 10.25%, 5/15/26, Callable 5/2/26
@ 100(b) 288,405
9,492,879
Pharmaceuticals (0.1%):
498,000 1261229 BC, Ltd., 10.00%, 4/15/32, Callable
4/15/28 @ 105(b) 509,205
14,000 Bausch Health Cos., Inc., 11.00%, 9/30/28(b) 14,245
54,000 Teva Pharmaceutical Finance, 3.15%, 10/1/26 53,460
Principal Amount Value
Yankee Debt Obligations, continued
Pharmaceuticals, continued
$ 245,000 Teva Pharmaceutical Finance, 5.75%, 12/1/30,
Callable 9/1/30 @ 100 $ 246,837
260,000 Teva Pharmaceutical Finance, 6.00%, 12/1/32,
Callable 9/1/32 @ 100 265,850
1,089,597
Semiconductors & Semiconductor Equipment (0.1%):
212,000 NXP BV/NXP Funding LLC/NXP USA, Inc., 4.85%,
8/19/32, Callable 6/19/32 @ 100 207,833
609,000 NXP BV/NXP Funding LLC/NXP USA, Inc., 5.25%,
8/19/35, Callable 5/19/35 @ 100 605,896
813,729
Sovereign Bond (0.3%):
770,000 Colombia Government International Bond, 7.38%,
4/25/30, Callable 3/25/30 @ 100 801,026
3,150,000 Dominican Republic International Bond, 6.00%,
7/19/28(b) 3,177,562
200,000 Saudi Government International Bond, 3.25%,
10/22/30(b) 186,779
200,000 Saudi Government International Bond, 4.50%,
4/22/60(b) 151,779
4,317,146
Technology Hardware, Storage & Peripherals (0.0%
†
):
55,000 Seagate Data Storage Technology Pte, Ltd., 8.25%,
12/15/29, Callable 7/15/26 @ 104.13(b) 57,544
75,000 Seagate Data Storage Technology Pte, Ltd., 5.88%,
7/15/30, Callable 6/1/27 @ 102.94(b) 76,031
133,575
Textiles, Apparel & Luxury Goods (0.0%
†
):
58,000 Gildan Activewear, Inc., 4.70%, 10/7/30, Callable
9/7/30 @ 100(b) 57,338
Trading Companies & Distributors (0.0%
†
):
110,000 Aircastle, Ltd., 5.25% (H15T5Y), Callable 6/15/26
@ 100(b) 109,450
Wireless Telecommunication Services (0.1%):
90,000 Axian Telecom Holding & Management plc, 7.25%,
7/11/30, Callable 7/11/27 @ 103.63(b) 89,438
150,000 HTA Group, Ltd., 6.75%, 4/1/31, Callable 4/1/28
@ 103.38(b) 147,937
145,000 Iliad Holding SAS, 7.00%, 4/15/32, Callable 12/1/27
@ 103.5(b) 144,621
450,000 Millicom International Cellular SA, 6.25%, 3/25/29,
Callable 4/12/26 @ 101.04^(b) 447,187
185,000 Millicom International Cellular SA, 4.50%, 4/27/31,
Callable 4/27/26 @ 102.25(b) 168,813
997,996
Total Yankee Debt Obligations (Cost $39,835,548) 38,646,394
U.S. Government Agency Mortgages (9.4%):
Federal Home Loan Mortgage Corporation (2.8%):
11,881 2.50%, 6/1/31, Pool #J34501 11,566
16,493 2.50%, 7/1/31, Pool #V61246 15,967
27,916 2.50%, 8/1/31, Pool #V61273 26,904
78,084 3.50%, 3/1/32, Pool #C91403 77,543
258,275 3.50%, 7/1/32, Pool #C91467 256,489
58,970 3.00%, 4/1/33, Pool #G18684 57,268
81,609 3.50%, 10/1/34, Pool #C91793 79,631
319,449 1.50%, 8/1/35, Pool #SB8066 289,396

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$ 389,941 1.50%, 11/1/35, Pool #SB8073 $ 353,247
11,869 1.50%, 12/1/35, Pool #SB8078 10,752
376,743 1.50%, 1/1/36, Pool #SB8083 341,281
244,934 4.00%, 5/1/37, Pool #C91938 240,519
18,565 2.50%, 6/1/40, Pool #QK0306 16,795
114,997 4.00%, 11/1/40, Pool #A95150 111,205
25,642 1.50%, 12/1/40, Pool #RB5089 21,695
43,081 1.50%, 2/1/41, Pool #RB5099 36,228
359,252 2.00%, 3/1/41, Pool #SC0136 315,323
43,575 1.50%, 3/1/41, Pool #RB5104 36,644
43,333 1.50%, 4/1/41, Pool #RB5107 36,439
16,346 2.00%, 7/1/41, Pool #RB5118 14,203
552,068 2.00%, 7/1/41, Pool #SC0162 482,767
67,913 2.50%, 10/1/41, Pool #RB5132 61,040
17,036 2.00%, 10/1/41, Pool #RB5131 14,802
264,356 2.00%, 11/1/41, Pool #RB5135 229,698
132,662 2.50%, 1/1/42, Pool #RB5142 119,232
61,701 3.50%, 7/1/42, Pool #ZA1231 58,555
144,633 3.50%, 7/1/42, Pool #ZA1228 137,606
179,982 3.50%, 9/1/42, Pool #ZL3774 170,006
57,990 3.50%, 11/1/42, Pool #ZL4397 55,172
165,872 3.50%, 1/1/44, Pool #G60271 157,254
330,145 3.50%, 1/1/44, Pool #G07922 311,570
39,972 4.00%, 2/1/45, Pool #G07949 38,965
38,953 3.50%, 11/1/45, Pool #Q37467 37,047
5,387 4.00%, 4/1/46, Pool #Q39975 5,199
10,688 4.00%, 4/1/46, Pool #V82292 10,540
78,294 3.50%, 9/1/46, Pool #Q43257 73,362
3,142 4.50%, 12/1/46, Pool #Q45028 3,106
128,248 3.00%, 12/1/46, Pool #G60989 116,651
3,249 4.50%, 1/1/47, Pool #Q45635 3,212
6,769 4.50%, 2/1/47, Pool #Q46222 6,655
19,759 4.50%, 5/1/47, Pool #Q48095 19,427
13,908 4.50%, 5/1/47, Pool #Q47935 13,675
6,466 4.50%, 5/1/47, Pool #Q47942 6,357
27,164 4.50%, 6/1/47, Pool #Q48759 26,708
158,250 4.00%, 6/1/47, Pool #Q48877 151,624
12,023 4.50%, 7/1/47, Pool #Q49393 11,821
68,118 4.50%, 12/1/47, Pool #Q53017 66,865
10,088 4.00%, 2/1/48, Pool #Q54499 9,678
19,809 4.00%, 2/1/48, Pool #G61343 19,067
30,493 4.50%, 4/1/48, Pool #Q55660 29,910
12,210 4.50%, 4/1/48, Pool #Q55500 11,976
12,496 4.50%, 4/1/48, Pool #Q55724 12,256
24,692 4.50%, 5/1/48, Pool #Q55839 24,221
72,004 4.00%, 5/1/48, Pool #Q55992 69,081
102,744 4.00%, 6/1/48, Pool #G67713 98,437
34,580 4.00%, 7/1/48, Pool #Q59935 33,850
17,412 4.50%, 10/1/48, Pool #G67716 17,184
109,461 3.00%, 6/1/49, Pool #ZT2090 97,873
505,298 4.50%, 7/1/49, Pool #RA1171 493,967
11,680 3.00%, 10/1/49, Pool #SD8016 10,444
21,107 3.00%, 3/1/50, Pool #SD0517 18,873
21,250 3.00%, 4/1/50, Pool #SD0516 18,887
114,257 3.00%, 4/1/50, Pool #QA9049 101,662
264,634 2.00%, 6/1/50, Pool #RA2677 217,780
244,483 2.50%, 8/1/50, Pool #SD0430 208,170
48,355 2.00%, 8/1/50, Pool #RA3205 39,767
32,308 2.00%, 9/1/50, Pool #SD8090 26,265
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$ 24,154 3.00%, 11/1/50, Pool #SD8108 $ 21,515
331,992 2.50%, 11/1/50, Pool #SD7530 285,579
198,643 3.00%, 12/1/50, Pool #SD8115 176,947
35,547 2.00%, 1/1/51, Pool #QB7563 29,111
1,673,479 2.50%, 2/1/51, Pool #SD7535 1,444,735
261,880 2.50%, 3/1/51, Pool #RA4749 223,329
4,077,889 1.50%, 4/1/51, Pool #SD8139 3,140,105
36,123 2.00%, 5/1/51, Pool #QC1514 29,655
60,262 3.00%, 5/1/51, Pool #RA5267 53,577
1,028,990 2.00%, 5/1/51, Pool #SD7541 848,801
1,648,666 2.50%, 5/1/51, Pool #SD7540 1,421,651
504,170 2.50%, 5/1/51, Pool #SI2106 427,821
272,469 2.50%, 7/1/51, Pool #RA5574 232,642
21,461 2.00%, 7/1/51, Pool #QC4163 17,619
124,501 2.00%, 7/1/51, Pool #QC4827 101,058
35,996 2.00%, 7/1/51, Pool #QC4665 29,213
65,453 3.00%, 9/1/51, Pool #RA5901 58,184
536,013 2.00%, 10/1/51, Pool #RA6076 439,196
118,507 2.50%, 10/1/51, Pool #QC9148 100,940
343,559 3.00%, 10/1/51, Pool #QC9077 305,379
73,895 3.00%, 11/1/51, Pool #RA6347 65,687
327,951 2.00%, 11/1/51, Pool #RA6302 267,395
957,999 2.00%, 11/1/51, Pool #RA6241 784,961
496,144 2.50%, 12/1/51, Pool #RA6434 424,294
118,653 2.50%, 12/1/51, Pool #SD8183 100,722
1,651,333 2.50%, 12/1/51, Pool #RA6435 1,415,849
377,853 2.00%, 12/1/51, Pool #RA6510 310,214
299,682 3.00%, 1/1/52, Pool #RA6604 266,433
511,440 3.00%, 1/1/52, Pool #SL0417 455,580
217,683 3.00%, 1/1/52, Pool #QD5561 191,930
821,954 2.00%, 2/1/52, Pool #RA6824 674,732
831,573 2.00%, 2/1/52, Pool #RA6823 681,427
500,240 3.50%, 3/1/52, Pool #RA6949 461,976
933,753 3.50%, 3/1/52, Pool #RA6987 864,710
156,230 3.50%, 4/1/52, Pool #SD0927 145,156
22,529 5.00%, 7/1/52, Pool #RA7617 22,401
146,163 5.00%, 9/1/52, Pool #SD1572 146,206
602,889 4.00%, 10/1/52, Pool #SD1772 573,795
237,462 5.00%, 11/1/52, Pool #SD1862 237,753
525,564 5.00%, 12/1/52, Pool #SD1924 525,651
316,258 6.00%, 12/1/52, Pool #RA8306 328,261
1,550,577 5.50%, 5/1/53, Pool #RA9058 1,580,923
151,881 6.00%, 6/1/53, Pool #RA9278 156,341
187,148 6.00%, 6/1/53, Pool #RA9276 193,345
769,814 5.50%, 6/1/53, Pool #RA9161 784,206
70,875 5.00%, 11/1/53, Pool #SD6961 71,041
657,648 5.50%, 3/1/54, Pool #RJ1067 663,650
20,920 5.00%, 4/1/54, Pool #SD5961 21,072
496,204 6.00%, 4/1/54, Pool #SD7569 513,133
655,315 6.00%, 5/1/54, Pool #SD7570 679,888
874,201 6.50%, 6/1/54, Pool #SD5521 925,398
1,052,603 6.50%, 9/1/54, Pool #SD6620 1,114,227
333,869 6.00%, 9/1/54, Pool #SD6419 345,669
82,170 6.00%, 9/1/54, Pool #SD7574 85,116
342,185 6.00%, 11/1/54, Pool #RJ2748 351,189
109,649 6.50%, 3/1/55, Pool #RJ3700 115,944
350,417 6.50%, 3/1/55, Pool #RJ3703 368,201
386,596 6.50%, 3/1/55, Pool #RJ3704 407,556
685,366 6.00%, 3/1/55, Pool #RJ3645 709,329

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$ 462,910 6.00%, 4/1/55, Pool #RJ4028 $ 479,195
1,194,602 6.00%, 8/1/55, Pool #RJ4642 1,240,582
35,435,554
Federal National Mortgage Association (4.1%):
14,230 2.50%, 5/1/31, Pool #BC0919 13,771
20,123 2.50%, 8/1/31, Pool #BC2778 19,443
14,509 2.50%, 10/1/31, Pool #AS8010 14,032
115,338 2.50%, 1/1/32, Pool #BE3032 111,807
17,859 2.50%, 9/1/32, Pool #MA3124 17,224
11,438 1.50%, 11/1/35, Pool #FM4368 10,360
11,735 1.50%, 11/1/35, Pool #MA4178 10,631
19,942 1.50%, 12/1/35, Pool #MA4205 18,065
11,871 1.50%, 12/1/35, Pool #FM4701 10,752
373,028 1.50%, 1/1/36, Pool #MA4228 337,918
129,008 1.50%, 2/1/36, Pool #FM6507 116,227
13,326 1.50%, 3/1/36, Pool #FM6804 12,006
183,666 6.00%, 5/1/36, Pool #745512 189,800
23,803 1.50%, 5/1/36, Pool #BR1069 21,447
24,774 1.50%, 6/1/36, Pool #BR2059 22,322
35,838 2.50%, 9/1/36, Pool #MA4419 33,940
1,328,021 2.50%, 11/1/36, Pool #CB2246 1,256,789
340,107 4.50%, 5/1/39, Pool #FM1194 345,721
30,640 2.50%, 3/1/40, Pool #FM2646 27,918
22,191 2.50%, 5/1/40, Pool #MA4016 20,219
689,240 2.00%, 11/1/40, Pool #MA4176 610,697
120,302 2.50%, 11/1/40, Pool #FM9485 108,822
39,556 1.50%, 11/1/40, Pool #MA4175 33,468
39,780 1.50%, 12/1/40, Pool #MA4202 33,657
46,313 2.00%, 12/1/40, Pool #FM5042 40,734
8,188 3.50%, 12/1/40, Pool #AH1556 7,829
13,980 2.00%, 12/1/40, Pool #MA4204 12,204
41,503 1.50%, 1/1/41, Pool #MA4231 35,115
42,589 1.50%, 2/1/41, Pool #MA4266 35,815
97,681 2.50%, 2/1/41, Pool #MA4269 87,796
14,978 2.00%, 2/1/41, Pool #MA4268 13,015
43,536 1.50%, 3/1/41, Pool #MA4286 36,611
15,352 2.00%, 3/1/41, Pool #MA4287 13,339
154,973 2.00%, 4/1/41, Pool #CB0116 136,016
91,973 2.50%, 4/1/41, Pool #MA4312 82,663
2,550,000 4.50%, 4/25/41, TBA 2,458,359
38,063 2.50%, 5/1/41, Pool #CB0469 34,210
16,435 2.00%, 6/1/41, Pool #MA4364 14,371
111,558 2.00%, 6/1/41, Pool #FM7891 97,912
134,187 2.50%, 7/1/41, Pool #CB1076 120,610
64,055 2.50%, 7/1/41, Pool #CB2014 57,569
151,482 2.00%, 7/1/41, Pool #CB1069 132,460
223,286 2.50%, 8/1/41, Pool #CB1342 200,736
113,213 2.50%, 9/1/41, Pool #FM8850 101,750
105,973 2.00%, 9/1/41, Pool #FM8862 92,061
16,659 2.00%, 10/1/41, Pool #MA4446 14,475
128,401 2.50%, 10/1/41, Pool #CB1842 115,404
62,292 2.00%, 10/1/41, Pool #BQ6615 54,125
221,643 2.00%, 10/1/41, Pool #FM9396 192,538
195,205 2.00%, 11/1/41, Pool #CB2110 169,629
85,111 2.50%, 11/1/41, Pool #MA4475 76,497
136,307 2.50%, 11/1/41, Pool #FM9558 122,504
245,723 2.00%, 11/1/41, Pool #FS0106 213,477
163,928 2.00%, 12/1/41, Pool #BU7091 142,436
3,622,232 2.00%, 5/1/42, Pool #FS4603 3,161,305
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 21,951 4.00%, 10/1/43, Pool #BM1167 $ 21,390
195,700 4.50%, 3/1/44, Pool #AV0957 194,255
121,568 4.50%, 7/1/44, Pool #AS3062 121,650
98,655 4.50%, 12/1/44, Pool #AS4176 97,971
58,525 4.00%, 5/1/45, Pool #AZ1207 55,988
33,553 4.00%, 6/1/45, Pool #AY8126 32,181
97,020 4.00%, 6/1/45, Pool #AY8096 92,817
16,058 4.00%, 12/1/45, Pool #AS6352 15,402
6,464 4.50%, 1/1/46, Pool #AY3890 6,409
40,227 4.00%, 2/1/46, Pool #BC1578 38,694
42,656 4.50%, 3/1/46, Pool #BM4548 42,425
2,106 4.50%, 3/1/46, Pool #BC0287 2,086
16,661 4.00%, 4/1/46, Pool #AS7024 16,037
160,204 4.00%, 4/1/46, Pool #AL8468 155,523
61,975 3.00%, 5/1/46, Pool #BC0887 56,226
117,559 4.00%, 6/1/46, Pool #AL9282 113,074
14,164 4.50%, 6/1/46, Pool #BD1238 13,927
61,681 4.00%, 7/1/46, Pool #BC1443 59,827
73,908 4.00%, 9/1/46, Pool #BC2843 71,685
23,862 4.00%, 9/1/46, Pool #BD1489 22,914
36,180 4.50%, 10/1/46, Pool #BE1671 35,499
152,404 3.00%, 10/1/46, Pool #AL9371 138,867
67,656 4.00%, 10/1/46, Pool #BC4754 65,621
11,638 4.00%, 10/1/46, Pool #BD7599 11,176
191,242 3.00%, 11/1/46, Pool #BC9026 174,011
45,350 4.50%, 11/1/46, Pool #BE2386 44,818
185,431 3.00%, 11/1/46, Pool #AL9547 168,724
538,362 3.50%, 12/1/46, Pool #BM5096 514,185
182,825 3.50%, 12/1/46, Pool #BC9077 170,287
3,568 4.50%, 12/1/46, Pool #BC9079 3,526
60,268 4.50%, 12/1/46, Pool #BE4488 59,561
25,346 4.50%, 1/1/47, Pool #BE6506 24,984
16,728 4.50%, 1/1/47, Pool #BE7087 16,503
28,618 4.50%, 2/1/47, Pool #BE8498 28,051
256,232 4.00%, 2/1/47, Pool #AL9779 248,142
67,339 3.00%, 3/1/47, Pool #BM3114 61,294
31,782 4.00%, 5/1/47, Pool #BM1277 30,607
11,773 4.50%, 6/1/47, Pool #BH0561 11,485
4,684 4.00%, 6/1/47, Pool #BH4269 4,511
5,259 4.50%, 6/1/47, Pool #BE9387 5,189
36,799 4.50%, 6/1/47, Pool #BE3663 36,305
29,207 4.50%, 7/1/47, Pool #BE3749 28,815
18,654 4.00%, 7/1/47, Pool #AS9968 17,964
10,065 4.50%, 4/1/48, Pool #BJ5454 9,895
35,687 4.00%, 4/1/48, Pool #BM3700 34,366
5,668 4.50%, 5/1/48, Pool #BJ5507 5,572
173,540 4.50%, 10/1/48, Pool #CA2432 171,034
191,104 4.50%, 12/1/48, Pool #CA2797 188,406
39,861 3.00%, 8/1/49, Pool #MA3744 35,642
117,908 4.50%, 9/1/49, Pool #FM1534 115,267
171,510 4.00%, 11/1/49, Pool #CA4628 164,349
95,523 3.00%, 1/1/50, Pool #CA5019 84,871
478,301 3.50%, 1/1/50, Pool #FS3728 456,091
129,914 3.00%, 1/1/50, Pool #MA3905 116,161
98,089 3.00%, 4/1/50, Pool #MA3991 87,376
98,972 2.00%, 7/1/50, Pool #CA6275 81,302
63,475 2.00%, 7/1/50, Pool #FM3897 52,237
431,896 3.00%, 8/1/50, Pool #FM6118 384,929
216,562 3.50%, 8/1/50, Pool #FM7147 201,489

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 61,932 2.00%, 8/1/50, Pool #MA4100 $ 50,332
98,341 3.00%, 9/1/50, Pool #CA6998 87,660
65,483 2.00%, 9/1/50, Pool #MA4119 53,217
37,999 3.00%, 9/1/50, Pool #FM4317 33,557
111,601 2.00%, 10/1/50, Pool #BQ3004 90,887
99,288 2.00%, 10/1/50, Pool #CA7323 81,908
116,838 2.50%, 10/1/50, Pool #CA7229 100,832
34,155 2.00%, 10/1/50, Pool #MA4158 27,757
71,121 2.00%, 11/1/50, Pool #MA4182 57,742
71,857 2.00%, 11/1/50, Pool #BQ5112 58,523
69,680 2.00%, 11/1/50, Pool #CA7616 57,062
36,166 3.00%, 11/1/50, Pool #MA4184 32,216
109,932 3.00%, 12/1/50, Pool #FM7827 98,118
58,408 2.00%, 12/1/50, Pool #FM5215 47,836
73,216 2.00%, 12/1/50, Pool #BQ5162 59,628
331,805 3.00%, 12/1/50, Pool #MA4211 295,572
182,579 3.00%, 1/1/51, Pool #MA4239 162,646
155,712 2.50%, 1/1/51, Pool #FM5651 133,130
24,872 2.00%, 1/1/51, Pool #BQ8400 20,369
74,839 2.00%, 1/1/51, Pool #BQ9687 60,738
153,093 2.00%, 1/1/51, Pool #BQ9683 124,250
36,423 2.00%, 2/1/51, Pool #FM5984 29,953
119,234 2.00%, 4/1/51, Pool #BR4435 96,763
778,506 2.50%, 4/1/51, Pool #FM6540 672,444
82,136 2.00%, 4/1/51, Pool #BR7792 66,660
433,382 3.00%, 5/1/51, Pool #CB0531 384,772
361,786 2.50%, 5/1/51, Pool #MA4326 307,118
588,475 3.00%, 6/1/51, Pool #FS4922 525,687
999,820 3.00%, 6/1/51, Pool #CB0850 889,979
200,024 2.00%, 7/1/51, Pool #BT0491 162,356
17,380 2.00%, 7/1/51, Pool #BT1461 14,270
79,144 2.50%, 8/1/51, Pool #MA4399 67,000
32,334 2.00%, 8/1/51, Pool #FM8176 26,674
68,543 2.50%, 10/1/51, Pool #FM9068 58,412
373,730 2.00%, 10/1/51, Pool #CB1799 305,662
753,222 2.50%, 10/1/51, Pool #MA4438 638,084
295,124 2.50%, 11/1/51, Pool #FM9505 251,471
388,729 2.50%, 11/1/51, Pool #FM9517 331,509
636,641 2.00%, 11/1/51, Pool #FM9568 525,163
125,808 2.00%, 11/1/51, Pool #FM9500 103,086
401,957 2.00%, 11/1/51, Pool #FM9539 329,989
1,004,418 2.50%, 11/1/51, Pool #FM9501 860,710
616,381 2.50%, 11/1/51, Pool #MA4466 521,759
269,055 2.50%, 12/1/51, Pool #CB2376 230,670
294,055 2.00%, 12/1/51, Pool #CB2350 240,951
310,652 2.50%, 12/1/51, Pool #CB2321 265,656
284,335 2.50%, 12/1/51, Pool #CB2320 243,678
674,601 2.50%, 12/1/51, Pool #CB2289 575,275
77,022 3.00%, 12/1/51, Pool #FM9777 67,889
220,992 2.00%, 12/1/51, Pool #CB2348 181,432
248,056 3.50%, 1/1/52, Pool #MA4514 228,921
68,547 3.50%, 1/1/52, Pool #CB2679 63,640
119,385 2.50%, 1/1/52, Pool #MA4512 101,055
203,617 3.00%, 1/1/52, Pool #CB2662 180,738
716,632 3.00%, 2/1/52, Pool #FS0631 637,892
213,061 3.50%, 2/1/52, Pool #CB2906 196,768
499,955 3.00%, 3/1/52, Pool #BV0350 442,678
583,927 3.00%, 3/1/52, Pool #FA1625 517,513
308,767 2.50%, 3/1/52, Pool #BV4139 264,311
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 314,359 3.50%, 3/1/52, Pool #CB3174 $ 289,765
544,579 4.00%, 4/1/52, Pool #FS1647 516,380
846,400 5.00%, 8/1/52, Pool #CB4354 846,530
309,200 5.50%, 10/1/52, Pool #CB4843 311,344
37,963 5.00%, 10/1/52, Pool #CB4893 37,974
372,282 5.00%, 11/1/52, Pool #CB5128 372,738
212,594 5.00%, 11/1/52, Pool #FS3248 212,657
118,100 5.00%, 11/1/52, Pool #FS3295 117,955
119,818 5.00%, 12/1/52, Pool #CB5273 119,854
610,171 5.50%, 6/1/53, Pool #CB6527 621,595
280,231 6.00%, 6/1/53, Pool #CB6538 289,495
502,797 6.00%, 7/1/53, Pool #FS5067 519,413
1,878,742 6.00%, 9/1/54, Pool #CB9216 1,921,938
552,304 6.00%, 5/1/55, Pool #CC0404 569,959
768,212 6.00%, 7/1/55, Pool #CC0730 786,501
4,925,000 5.50%, 4/25/56, TBA 4,946,547
1,100,000 2.50%, 4/25/56, TBA 924,687
1,600,000 2.00%, 4/25/56, TBA 1,285,500
450,000 3.00%, 4/25/56, TBA 395,156
525,000 6.50%, 4/25/56, TBA 543,047
2,375,000 5.00%, 4/25/56, TBA 2,341,230
2,025,000 2.00%, 5/25/56, TBA 1,626,645
1,500,000 6.00%, 5/25/56, TBA 1,527,422
51,257,094
Government National Mortgage Association (2.5%):
11,860 4.00%, 10/20/40, Pool #4833 11,555
35,937 4.00%, 1/20/41, Pool #4922 35,013
38,593 4.00%, 8/15/41, Pool #430354 37,517
418,123 4.00%, 1/20/42, Pool #5280 407,061
57,697 4.00%, 11/20/42, Pool #MA0535 56,131
138,612 3.00%, 12/20/42, Pool #AA5872 128,542
90,873 3.00%, 3/20/43, Pool #AA6146 82,766
16,738 3.50%, 3/20/43, Pool #AD8884 15,525
38,019 3.00%, 3/20/43, Pool #AD8812 34,488
7,174 3.50%, 4/20/43, Pool #AB9891 6,654
18,107 3.50%, 4/20/43, Pool #AD9075 16,796
36,814 4.00%, 5/20/46, Pool #MA3664 35,388
183,943 3.00%, 12/20/46, Pool #MA4126 167,071
33,558 4.00%, 1/15/47, Pool #AX5831 32,087
32,352 4.00%, 1/15/47, Pool #AX5857 30,901
261,737 3.00%, 1/20/47, Pool #MA4195 237,731
107,814 4.00%, 3/20/47, Pool #MA4322 103,496
61,447 4.00%, 4/20/47, Pool #784304 59,066
18,331 4.00%, 4/20/47, Pool #MA4383 17,597
54,771 4.00%, 4/20/47, Pool #784303 52,648
12,979 3.50%, 2/20/48, Pool #MA5019 12,189
9,240 4.00%, 4/20/48, Pool #BG3507 8,841
10,465 4.00%, 4/20/48, Pool #BG7744 10,013
1,739 3.50%, 12/20/49, Pool #BR8984 1,621
2,501 3.50%, 12/20/49, Pool #BR8987 2,352
5,660 3.50%, 12/20/49, Pool #BR8985 5,328
138,547 2.00%, 9/20/50, Pool #MA6864 114,310
6,046,456 2.00%, 10/20/50, Pool #MA6930 4,988,671
99,569 2.00%, 1/20/51, Pool #MA7135 82,153
1,400,122 2.00%, 2/20/51, Pool #MA7192 1,155,211
843,676 2.50%, 7/20/51, Pool #MA7472 725,819
160,627 2.50%, 8/20/51, Pool #785575 136,397
142,567 2.50%, 9/20/51, Pool #785616 121,055
189,600 2.50%, 12/20/51, Pool #785792 161,002

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Government National Mortgage Association, continued
$ 52,206 2.50%, 12/20/51, Pool #MA7767 $ 44,914
1,373,854 2.50%, 1/20/52, Pool #MA7827 1,181,961
992,933 2.50%, 2/20/52, Pool #MA7881 854,517
4,635,064 3.00%, 3/20/52, Pool #MA7937 4,140,646
1,266,049 3.00%, 6/20/52, Pool #MA8098 1,130,915
4,999,733 2.50%, 6/20/52, Pool #MA8097 4,302,744
835,583 3.50%, 7/20/52, Pool #MA8149 767,185
1,940,599 3.50%, 9/20/52, Pool #MA8266 1,792,833
1,433,615 3.50%, 10/20/52, Pool #MA8345 1,324,352
1,019,185 4.00%, 10/20/52, Pool #MA8346 966,508
2,641,140 4.50%, 4/20/53, Pool #MA8799 2,553,159
683,954 5.00%, 9/20/53, Pool #MA9170 681,351
164,226 6.50%, 11/20/53, Pool #MA9307 171,328
389,809 3.50%, 5/20/54, Pool #MA9664 358,049
80,334 5.50%, 12/20/54, Pool #MB0092 81,097
336,138 5.50%, 2/20/55, Pool #MB0205 339,261
725,000 5.50%, 4/20/56, TBA 729,191
600,000 5.50%, 5/20/56, TBA 602,344
31,115,350
Total U.S. Government Agency Mortgages (Cost $122,107,050) 117,807,998
U.S. Treasury Obligations (22.8%):
U.S. Treasury Bonds (7.8%):
3,315,000 4.50%, 2/15/44 3,170,228
22,071,000 4.88%, 8/15/45 22,001,166
201,000 4.63%, 2/15/46 193,769
3,395,000 4.00%, 11/15/52 2,917,976
27,993,000 4.13%, 8/15/53 24,561,670
4,200,000 4.25%, 2/15/54 3,762,773
27,400,000 4.63%, 5/15/54 26,130,609
2,905,000 4.25%, 8/15/54 2,602,585
6,948,000 4.75%, 5/15/55 6,765,615
6,529,000 4.75%, 8/15/55 6,362,715
98,469,106
U.S. Treasury Notes (15.0%):
600,000 3.50%, 2/28/31 588,305
16,119,100 4.13%, 11/30/31 16,198,436
19,672,000 2.88%, 5/15/32 18,401,004
24,227,000 4.13%, 5/31/32 24,294,192
6,900,000 4.00%, 6/30/32 6,869,004
3,400,000 4.00%, 7/31/32 3,383,398
6,600,000 3.88%, 8/31/32 6,518,016
4,664,000 4.13%, 11/15/32 4,665,275
2,500,000 4.00%, 1/31/33 2,481,641
27,800,000 3.50%, 2/15/33 26,746,641
3,000,000 3.75%, 2/28/33 2,932,500
6,986,000 3.88%, 8/15/33 6,858,560
1,858,000 4.00%, 2/15/34 1,833,396
32,600,000 3.88%, 8/15/34 31,765,898
4,000,000 4.25%, 11/15/34 3,998,750
9,000,000 4.25%, 5/15/35 8,976,445
13,225,500 4.25%, 8/15/35 13,177,971
9,900,000 4.00%, 11/15/35 9,657,141
189,346,573
Total U.S. Treasury Obligations (Cost $295,356,473) 287,815,679
Shares Value
Unaffiliated Investment Companies (3.6%):
Money Market Funds (3.6%):
3,526,885 BlackRock Liquidity FedFund, Institutional Class,
3.55%(e)(f) $ 3,526,885
42,034,087 Dreyfus Treasury Securities Cash Management
Fund, Institutional Shares, 3.53%(f) 42,034,087
Total Unaffiliated Investment Companies (Cost $45,560,972) 45,560,972
Total Investment Securities
(Cost $1,168,030,792 ) — 101.4% 1,276,766,023
Net other assets (liabilities) — (1.4)% (17,021,082)
Net Assets — 100.0% $ 1,259,744,941

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Percentages indicated are based on net assets as of March 31, 2026.
ADR—American Depository Receipt
CVR—Contingency Valued Rights
H15T1Y—1 Year Treasury Constant Maturity Rate
H15T5Y—5 Year Treasury Constant Maturity Rate
LIBOR—London Interbank Offered Rate
MTN—Medium Term Note
REIT—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
TBA—To Be Announced Security
US0003M—3 Month US Dollar LIBOR
* Non-income producing security.
† Represents less than 0.05%.
+ This security, in part or entirely, represents an unfunded loan commitment.
^ This security or a partial position of this security was on loan as of March 31, 2026. The total value of securities on loan as of March 31, 2026 was $3,402,220.
(a) Security was valued using significant unobservable inputs as of March 31, 2026.
(b) Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors.
(c) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at March 31,
2026.
(d) Defaulted bond.
(e) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2026.
(f) The rate represents the effective yield at March 31, 2026.
Amounts shown as “—“ are either $0 or round to less than $1.
Futures Contracts
At March 31, 2026, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
S&P 500 Index E-Mini June Futures (U.S. Dollar) 6/18/26 8 $ 2,628,300 $ (80,632)
U.S. Treasury 5-Year Note June Futures (U.S. Dollar) 6/30/26 453 49,005,398 (581,951)
$ (662,583)

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks (0.3%):
Banks (0.0%
†
):
1 Party City Holdco, Inc.*(a) $ —
Capital Markets (0.0%
†
):
327 White Iris Temp Shares* 4,434
Health Care Providers & Services (0.0%
†
):
4,657 Cano Health LLC* 39,305
Insurance (0.0%
†
):
963 Acrisure Holdings, Inc.* 27,658
Oil, Gas & Consumable Fuels (0.3%):
14,199 Sanchez Energy Corp.*(a) 325,587
Total Common Stocks (Cost $287,515) 396,984
Preferred Stocks (0.0%
†
):
Household Durables (0.0%
†
):
336 Whirlpool Corp., 8.50%, 2/15/29 13,759
Software (0.0%
†
):
397 Oracle Corp., 6.50%, 1/15/29 17,869
140 Strategy, Inc., Series A, 11.50%^ 14,003
31,872
Total Preferred Stocks (Cost $49,520) 45,631
Contracts
Warrant (0.0%
†
):
Health Care Providers & Services (0.0%
†
):
156 Cano Health LLC, 12/30/28* 214
Total Warrant (Cost $5,000) 214
Shares
Rights (0.0%
†
):
Diversified Telecommunication Services (0.0%
†
):
33 Altice France Holdings SA CVR, Expires on
2/12/29*(b) 370
Media (0.0%
†
):
13 SES Intelsat CVR, Expires on 12/31/26* 189
Total Rights (Cost $–) 559
Principal Amount
Asset-Backed Securities (4.1%):
$ 225,656 AASET, Class A1, Series 2024-1A, 6.26%,
5/16/49(b) 228,217
225,656 AASET, Class A2, Series 2024-1A, 6.26%,
5/16/49(b) 228,721
229,774 AASET, Class A, Series 2025-1A, 5.94%, 2/16/50(b) 228,014
43,758 AASET Trust, Class B, Series 2020-1A, 4.34%,
1/16/40(b) 43,242
32,384 AASET Trust, Class A, Series 2020-1A, 3.35%,
1/16/40(b) 31,887
231,420 ALTDE Trust, Class A, Series 2025-1A, 5.90%,
8/15/50(b) 233,063
56,748 Castlelake Aircraft Securitization Trust, Class A,
Series 2018-1, 4.13%, 6/15/43(b) 56,905
186,315 Castlelake Aircraft Structured Trust, Class B, Series
2019-1A, 5.10%, 4/15/39(b) 183,293
Principal Amount Value
Asset-Backed Securities, continued
$ 49,875 DB Master Finance LLC, Class A2II, Series 2025-1A,
5.17%, 8/20/55, Callable 11/20/29 @ 100(b) $ 49,149
64,838 DB Master Finance LLC, Class A2I, Series 2025-1A,
4.89%, 8/20/55, Callable 11/20/28 @ 100(b) 64,739
47,875 DB Master Finance LLC, Class A2I, Series 2021-1A,
2.05%, 11/20/51, Callable 5/20/26 @ 100(b) 47,239
128,860 Domino's Pizza Master Issuer LLC, Class A2II,
Series 2018-1A, 4.33%, 7/25/48, Callable 4/25/26
@ 100(b) 127,941
189,638 Domino's Pizza Master Issuer LLC, Class A2I, Series
2021-1A, 2.66%, 4/25/51, Callable 4/25/26 @
100(b) 180,002
250,000 Eaton Vance CLO, Ltd., Class AR2, Series 2019-1A,
5.18%(TSFR3M+151bps), 7/15/37, Callable
7/15/26 @ 100(b) 250,415
378,000 Eaton Vance CLO, Ltd., Class AR2, Series 2020-2A,
5.05%(TSFR3M+138bps), 10/15/37, Callable
7/15/26 @ 100(b) 377,821
226,808 GGAM Master Trust International, Ltd., Class A,
Series 2025-1A, 5.92%, 9/30/60(b) 225,991
237,477 Gilead Aviation LLC, Class A, Series 2025-1A,
5.79%, 3/15/50(b) 238,933
100,000 GMF Floorplan Owner Revolving Trust, Class A1,
Series 2024-4A, 4.73%, 11/15/29(b) 100,721
92,249 Horizon Aircraft Finance I, Ltd., Class A, Series
2018-1, 4.46%, 12/15/38(b) 91,650
56,761 Horizon Aircraft Finance II, Ltd., Class A, Series
2019-1, 3.72%, 7/15/39(b) 56,224
49,750 Jersey Mike's Funding, Class A2, Series 2025-1A,
5.61%, 8/16/55, Callable 8/15/29 @ 100(b) 50,313
74,250 Jersey Mike's Funding LLC, Class A2, Series 2024-
1A, 5.64%, 2/15/55, Callable 2/15/29 @ 100(b) 74,988
243,715 Navigator Aviation, Ltd., Class A, Series 2025-1,
5.11%, 10/15/50(b) 239,791
137,813 Planet Fitness Master Issuer LLC, Class A2, Series
2019-1A, 3.86%, 12/5/49, Callable 6/5/26 @ 100(b) 132,076
141,120 Planet Fitness Master Issuer LLC, Class A2II, Series
2022-1A, 4.01%, 12/5/51, Callable 12/5/27 @
100(b) 129,517
50,000 Planet Fitness Master Issuer LLC, Class A2I, Series
2025-1A, 5.27%, 12/6/55, Callable 12/5/28 @
100(b) 49,937
220,611 Project Silver, Class A, Series 2019-1, 3.97%,
7/15/44(b) 214,867
96,775 Subway Funding LLC, Class A2II, Series 2024-1A,
6.27%, 7/30/54, Callable 7/30/28 @ 100(b) 97,811
162,938 Subway Funding LLC, Class A2I, Series 2024-1A,
6.03%, 7/30/54, Callable 7/30/27 @ 100(b) 164,285
84,925 Subway Funding LLC, Class A23, Series 2024-1A,
6.51%, 7/30/54, Callable 7/30/30 @ 100(b) 84,972
120,475 Subway Funding LLC, Class A2I, Series 2024-3A,
5.25%, 7/30/54, Callable 7/30/27 @ 100(b) 119,766
57,275 Subway Funding LLC, Class A2II, Series 2024-3A,
5.57%, 7/30/54, Callable 7/30/28 @ 100(b) 57,046
115,538 Subway Funding LLC, Class A23, Series 2024-3A,
5.91%, 7/30/54, Callable 7/30/30 @ 100(b) 112,022
115,000 Taco Bell Funding LLC, Class A2I, Series 2025-1A,
4.82%, 8/25/55, Callable 2/25/28 @ 100(b) 113,319

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Asset-Backed Securities, continued
$ 44,169 Thunderbolt II Aircraft Lease, Ltd., Class A, Series
2018-A, 5.96%, 9/15/38(b)(c) $ 44,169
111,719 Volofin Finance Designated Activity Co., Class A,
Series 2024-1A, 5.94%, 6/15/37(b) 111,060
243,315 Willis Engine Structured Trust VIII, Class A, Series
2025-A, 5.58%, 6/15/50(b) 247,241
Total Asset-Backed Securities (Cost $5,110,534) 5,087,347
Collateralized Mortgage Obligations (6.6%):
250,000 Aimco CLO 11, Ltd., Class A1R2, Series 2020-11A,
5.01%(TSFR3M+134bps), 7/17/37, Callable
10/17/26 @ 100(b) 249,885
273,000 Allegro CLO XIII, Ltd., Class A1R, Series 2021-1A,
5.01%(TSFR3M+134bps), 7/20/38, Callable
7/20/27 @ 100(b) 273,254
150,000 Allegro CLO XV, Ltd., Class A1R, Series 2022-1A,
4.85%(TSFR3M+118bps), 4/20/38, Callable
4/20/27 @ 100(b) 149,709
250,000 Ares LIV CLO, Ltd., Class AR2, Series 2019-54A,
4.98%(TSFR3M+131bps), 7/15/38, Callable
7/15/27 @ 100(b) 249,376
100,000 Ares LVIII CLO, Ltd., Class A1R2, Series 2020-58A,
4.91%(TSFR3M+124bps), 4/15/38, Callable
4/15/27 @ 100(b) 99,854
250,000 Bain Capital Credit CLO, Ltd., Class  A1R, Series
2023-2A, 4.99%(TSFR3M+132bps), 7/18/38,
Callable 10/18/27 @ 100(b) 250,233
99,742 Barings 2026-SBP Issuer LLC, Class A, Series 2026-
SBP, 4.82%, 2/26/59, Callable 12/26/32 @ 100(b) 98,977
250,000 Barings CLO, Ltd., Class AR, Series 2020-4A,
5.04%(TSFR3M+137bps), 10/20/37, Callable
10/20/26 @ 100(b) 249,879
250,000 Blueberry Park CLO, Ltd., Class A, Series 2024-1A,
5.02%(TSFR3M+135bps), 10/20/37, Callable
10/20/26 @ 100(b) 249,879
250,000 Carlyle US CLO, Ltd., Class A1R, Series 2021-10A,
4.98%(TSFR3M+131bps), 1/20/38, Callable
1/20/27 @ 100(b) 250,105
264,000 Cedar Funding X CLO, Ltd., Class AR2, Series 2019-
10A, 5.03%(TSFR3M+136bps), 10/20/37, Callable
10/20/26 @ 100(b) 263,873
100,000 Cedar Funding XII CLO, Ltd., Class ARR, Series
2020-12A, 4.87%(TSFR3M+120bps), 1/25/38,
Callable 1/25/27 @ 100(b) 99,903
250,000 CIFC Funding, Ltd., Class A1R2, Series 2019-5A,
4.94%(TSFR3M+127bps), 10/15/38, Callable
10/15/27 @ 100(b) 249,238
100,000 CIFC Funding, Ltd., Class A1, Series 2025-6A,
5.11%(TSFR3M+125bps), 10/23/38, Callable
10/23/27 @ 100(b) 99,844
250,000 Flatiron CLO 21, Ltd., Class A1R, Series 2021-1A,
5.03%(TSFR3M+136bps), 10/19/37, Callable
10/19/26 @ 100(b) 249,880
250,000 Flatiron CLO 26, Ltd., Class A, Series 2024-4A,
5.00%(TSFR3M+133bps), 1/15/38, Callable
1/15/27 @ 100(b) 249,877
150,000 Flatiron RR CLO 30, Ltd., Class A1, Series 2025-
30A, 4.83%(TSFR3M+116bps), 4/15/38, Callable
4/15/27 @ 100(b) 149,638
Principal Amount Value
Collateralized Mortgage Obligations, continued
$ 250,000 Green Lakes Park CLO LLC, Class ARR, Series 2025-
1A, 4.85%(TSFR3M+118bps), 1/25/38, Callable
1/25/27 @ 100(b) $ 249,527
250,000 Hamlin Park CLO, Ltd., Class A, Series 2024-1A,
5.01%(TSFR3M+134bps), 10/20/37, Callable
10/20/26 @ 100(b) 249,880
250,000 Lakeside Park CLO, Ltd., Class A, Series 2025-1A,
4.82%(TSFR3M+115bps), 4/15/38, Callable
4/15/27 @ 100(b) 249,397
100,000 Magnetite Xlv, Ltd., Class A1, Series 2025-45A,
4.82%(TSFR3M+115bps), 4/15/38, Callable
4/15/27 @ 100(b) 99,760
250,000 Magnetite XXVI, Ltd., Class AR2, Series 2020-26A,
4.82%(TSFR3M+115bps), 1/25/38, Callable
1/25/27 @ 100(b) 249,000
250,000 Magnetite XXVIII, Ltd., Class A1RR, Series 2020-
28A, 4.91%(TSFR3M+124bps), 1/15/38, Callable
1/15/27 @ 100(b) 249,650
400,000 Magnetite XXX, Ltd., Class AR, Series 2021-30A,
5.21%(TSFR3M+135bps), 10/25/37, Callable
10/25/26 @ 100(b) 399,807
250,000 Magnetite XXXVI, Ltd., Class AR, Series 2023-36A,
4.99%(TSFR3M+132bps), 7/25/38, Callable
7/25/27 @ 100(b) 250,233
107,000 Morgan Stanley Eaton Vance CLO, Ltd., Class
A1, Series 2025-21A, 4.84%(TSFR3M+117bps),
4/15/38, Callable 4/15/27 @ 100(b) 106,744
250,000 OCP CLO, Ltd., Class AR, Series 2018-15A,
4.92%(TSFR3M+125bps), 1/20/38, Callable
1/20/27 @ 100(b) 249,530
250,000 OCP CLO, Ltd., Class A, Series 2025-44A,
4.97%(TSFR3M+130bps), 10/24/38, Callable
10/24/27 @ 100(b) 249,361
250,000 OHA Credit Funding 4, Ltd., Class AR2, Series 2019-
4A, 4.96%(TSFR3M+129bps), 1/22/38, Callable
1/22/27 @ 100(b) 250,371
250,000 OHA Credit Partners VII, Ltd., Class AR4, Series
2012-7A, 4.80%(TSFR3M+114bps), 2/20/38,
Callable 2/20/27 @ 100(b) 249,414
250,000 Palmer Square CLO, Ltd., Class A, Series 2025-5A,
5.09%(TSFR3M+121bps), 10/20/38, Callable
1/20/28 @ 100(b) 249,700
195,139 Palmer Square Loan Funding, Ltd., Class A1, Series
2025-1A, 4.45%(TSFR3M+80bps), 2/15/33,
Callable 5/15/26 @ 100(b) 194,645
222,923 Palmer Square Loan Funding, Ltd., Class A1, Series
2025-2A, 4.61%(TSFR3M+94bps), 7/15/33,
Callable 10/15/26 @ 100(b) 222,781
420,000 RR 7, Ltd., Class A1AB, Series 2019-7A,
5.01%(TSFR3M+134bps), 1/15/37, Callable
4/15/26 @ 100(b) 419,715
250,000 Sixth Street CLO XX, Ltd., Class A1R, Series 2021-
20A, 4.99%(TSFR3M+132bps), 7/17/38, Callable
7/17/27 @ 100(b) 249,877
250,000 Voya CLO, Ltd., Class A1RR, Series 2020-2A,
4.98%(TSFR3M+131bps), 1/20/38, Callable
1/20/27 @ 100(b) 249,415
Total Collateralized Mortgage Obligations (Cost $8,182,285) 8,172,211

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Collateralized Mortgage-Backed Securities (5.1%):
$ 199,298 BAMLL Commercial Mortgage Securities Trust, Class
ANM, Series 2019-BPR, 3.11%, 11/5/32(b) $ 190,229
100,000 BAMLL Commercial Mortgage Securities Trust, Class
BNM, Series 2019-BPR, 3.47%, 11/5/32(b) 93,940
85,666 BLP Commercial Mortgage Trust, Class A, Series
2024-IND2, 5.01%(TSFR1M+134bps), 3/15/41(b) 85,622
100,000 BMP, Class A, Series 2024-MF23,
5.04%(TSFR1M+137bps), 6/15/41(b) 99,945
100,000 BMP, Class B, Series 2024-MF23,
5.31%(TSFR1M+164bps), 6/15/41(b) 99,944
111,975 BX Commercial Mortgage Trust, Class A, Series
2024-MDHS, 5.31%(TSFR1M+164bps), 5/15/41(b) 111,979
25,092 BX Commercial Mortgage Trust, Class A, Series
2024-GPA3, 4.97%(TSFR1M+129bps), 12/15/39(b) 25,094
185,000 BX Commercial Mortgage Trust, Class D, Series
2019-IMC, 5.62%(TSFR1M+195bps), 4/15/34(b) 183,172
79,918 BX Commercial Mortgage Trust, Class B, Series
2024-XL4, 5.46%(TSFR1M+179bps), 2/15/39(b) 79,964
266,000 BX Commercial Mortgage Trust, Class B, Series
2019-IMC, 5.02%(TSFR1M+135bps), 4/15/34(b) 264,029
188,392 BX Commercial Mortgage Trust, Class A, Series
2019-IMC, 4.72%(TSFR1M+105bps), 4/15/34(b) 187,461
100,000 BX Commercial Mortgage Trust, Class A, Series
2026-ALOHA, 5.05%(TSFR1M+135bps), 4/15/43(b) 99,991
111,086 BX Commercial Mortgage Trust, Class A, Series
2024-XL4, 5.11%(TSFR1M+144bps), 2/15/39(b) 111,122
70,000 BX Commercial Mortgage Trust, Class B, Series
2024-XL5, 5.36%(TSFR1M+169bps), 3/15/41(b) 70,002
193,166 BX Commercial Mortgage Trust, Class A, Series
2024-XL5, 5.06%(TSFR1M+139bps), 3/15/41(b) 193,228
122,000 BX Commercial Mortgage Trust, Class A, Series
2026-XL6, 4.87%(TSFR1M+120bps), 3/15/43(b) 121,395
176,000 BX Commercial Mortgage Trust, Class C, Series
2019-IMC, 5.32%(TSFR1M+165bps), 4/15/34(b) 174,478
70,000 BX Commercial Mortgage Trust, Class C, Series
2024-XL5, 5.61%(TSFR1M+194bps), 3/15/41(b) 70,001
176,795 BX Commercial Mortgage Trust, Class A, Series
2025-SPOT, 5.12%(TSFR1M+144bps), 4/15/40(b) 176,816
100,000 BX Commercial Mortgage Trust, Class B, Series
2026-XL6, 5.12%(TSFR1M+145bps), 3/15/43(b) 99,507
121,100 BX Commercial Mortgage Trust, Class B, Series
2022-LP2, 4.98%(TSFR1M+131bps), 2/15/39(b) 121,028
121,100 BX Commercial Mortgage Trust, Class C, Series
2022-LP2, 5.23%(TSFR1M+156bps), 2/15/39(b) 121,028
121,100 BX Commercial Mortgage Trust, Class D, Series
2022-LP2, 5.63%(TSFR1M+196bps), 2/15/39(b) 121,027
100,000 BX Mortgage Trust, Class C, Series 2021-PAC,
4.89%(TSFR1M+121bps), 10/15/36(b) 99,628
302,000 BX Mortgage Trust, Class E, Series 2021-PAC,
5.73%(TSFR1M+206bps), 10/15/36(b) 299,938
100,000 BX Mortgage Trust, Class D, Series 2021-PAC,
5.09%(TSFR1M+141bps), 10/15/36(b) 99,505
32,200 BX Trust, Class C, Series 2022-IND,
5.96%(TSFR1M+229bps), 4/15/37(b) 32,220
27,300 BX Trust, Class D, Series 2022-IND,
6.51%(TSFR1M+284bps), 4/15/37(b) 27,325
100,000 BX Trust, Class A, Series 2025-TAIL,
5.07%(TSFR1M+140bps), 6/15/35(b) 99,884
99,000 BX Trust, Class A, Series 2025-DIME,
4.82%(TSFR1M+115bps), 2/15/35(b) 98,328
Principal Amount Value
Collateralized Mortgage-Backed Securities, continued
$ 142,592 BX Trust, Class A, Series 2024-CNYN,
5.11%(TSFR1M+144bps), 4/15/41(b) $ 142,599
37,089 BX Trust, Class B, Series 2025-ROIC,
5.07%(TSFR1M+139bps), 3/15/30(b) 36,784
71,296 BX Trust, Class B, Series 2024-CNYN,
5.36%(TSFR1M+169bps), 4/15/41(b) 71,258
51,729 BX Trust, Class C, Series 2025-ROIC,
5.22%(TSFR1M+154bps), 3/15/30(b) 51,250
249,860 BX Trust, Class A, Series 2025-ROIC,
4.82%(TSFR1M+114bps), 3/15/30(b) 248,622
71,296 BX Trust, Class C, Series 2024-CNYN,
5.61%(TSFR1M+194bps), 4/15/41(b) 71,257
100,000 CENT, Class A, Series 2025-CITY, 4.92%,
7/10/40(b)(c) 100,218
137,000 CSMC Trust, Class D, Series 2017-PFHP,
5.97%(TSFR1M+230bps), 12/15/30(b) 126,717
100,000 DTP Commercial Mortgage Trust, Class A, Series
2023-STE2, 5.45%, 1/15/41(b)(c) 101,168
100,000 ELP Commercial Mortgage Trust, Class A, Series
2025-ELP, 4.30%, 11/13/42(b)(c) 98,889
135,723 Extended Stay America Trust, Class A, Series 2026-
ESH2, 4.87%(TSFR1M+120bps), 2/15/43(b) 135,723
30,000 Extended Stay America Trust, Class B, Series 2025-
ESH, 5.27%(TSFR1M+160bps), 10/15/42(b) 30,036
160,000 Extended Stay America Trust, Class A, Series 2025-
ESH, 4.97%(TSFR1M+130bps), 10/15/42(b) 159,999
9,907 Extended Stay America Trust, Class C, Series 2026-
ESH2, 5.27%(TSFR1M+160bps), 2/15/43(b) 9,924
13,870 Extended Stay America Trust, Class B, Series 2026-
ESH2, 5.07%(TSFR1M+140bps), 2/15/43(b) 13,882
15,000 Extended Stay America Trust, Class C, Series 2025-
ESH, 5.52%(TSFR1M+185bps), 10/15/42(b) 15,024
100,000 INT Commercial Mortgage Trust, Class A, Series
2025-PLAZA, 4.55%, 11/5/37(b)(c) 99,743
97,000 J.P. Morgan Chase Commercial Mortgage Securities
Trust, Class DFX, Series 2018-WPT, 5.35%,
7/5/33(b) 55,748
63,000 J.P. Morgan Chase Commercial Mortgage Securities
Trust, Class CFX, Series 2018-WPT, 4.95%,
7/5/33(b) 42,537
194,000 Life Mortgage Trust, Class C, Series 2022-BMR2,
5.77%(TSFR1M+209bps), 5/15/39, Callable
5/15/26 @ 100(b) 172,711
70,000 Life Mortgage Trust, Class E, Series 2021-BMR,
5.54%(TSFR1M+186bps), 3/15/38(b) 65,373
70,000 Life Mortgage Trust, Class D, Series 2021-BMR,
5.19%(TSFR1M+151bps), 3/15/38(b) 66,683
10,680 Life Mortgage Trust, Class C, Series 2021-BMR,
4.89%(TSFR1M+121bps), 3/15/38(b) 10,616
173,000 Life Mortgage Trust, Class D, Series 2022-BMR2,
6.21%(TSFR1M+254bps), 5/15/39, Callable
5/15/26 @ 100(b) 146,644
130,000 PLYM Commercial Mortgage Trust, Class A, Series
2026-IND, 4.92%(TSFR1M+125bps), 3/15/43(b) 129,364
100,000 PLYM Commercial Mortgage Trust, Class B, Series
2026-IND, 5.12%(TSFR1M+145bps), 3/15/43(b) 99,251
100,000 PLYM Commercial Mortgage Trust, Class C, Series
2026-IND, 5.32%(TSFR1M+165bps), 3/15/43(b) 99,124
100,000 TCO Commercial Mortgage Trust, Class C, Series
2024-DPM, 5.66%(TSFR1M+199bps), 12/15/39(b) 99,870

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Collateralized Mortgage-Backed Securities, continued
$ 100,000 TCO Commercial Mortgage Trust, Class B, Series
2024-DPM, 5.26%(TSFR1M+159bps), 12/15/39(b) $ 99,635
106,000 TCO Commercial Mortgage Trust, Class A, Series
2024-DPM, 4.92%(TSFR1M+124bps), 12/15/39(b) 105,829
20,000 VLS Commercial Mortgage Trust, Class B, Series
2020-LAB, 2.45%, 10/10/42(b) 16,336
Total Collateralized Mortgage-Backed Securities (Cost $6,541,823) 6,380,644
Convertible Bonds (0.3%):
Electric Utilities (0.0%
†
):
39,000 PG&E Corp, 4.25%, 12/1/27 40,547
Energy Equipment & Services (0.0%
†
):
12,000 Eos Energy Enterprises, 1.75%, 12/1/31(b) 6,997
Media (0.0%
†
):
16,845 EchoStar Corp., 3.88%, 11/30/30 60,584
Oil, Gas & Consumable Fuels (0.1%):
25,000 Golar LNG, Ltd., 2.75%, 12/15/30(b) 29,488
55,000 Kosmos Energy, Ltd., 3.13%, 3/15/30 43,063
72,551
Real Estate Management & Development (0.0%
†
):
59,000 Redfin Corp., 0.50%, 4/1/27 56,378
Semiconductors & Semiconductor Equipment (0.1%):
9,000 MKS, Inc., 1.25%, 6/1/30 14,499
13,000 ON Semiconductor Corp., 0.00%, 5/1/27 16,603
19,000 Wolfspeed, Inc., 3.50%, 3/15/31(b) 20,045
3,000 Wolfspeed, Inc., 2.50%, 6/15/31, Callable 9/29/28
@ 100(b) 4,225
5,000 Wolfspeed, Inc., 2.50%, 6/15/31, Callable 9/29/28
@ 100 7,042
62,414
Software (0.1%):
32,000 Riot Platforms, Inc., 0.75%, 1/15/30 36,544
25,000 Strategy, Inc., 0.00%, 12/1/29 20,934
26,000 Terawulf, Inc., 0.00%, 5/1/32(b) 26,410
83,888
Total Convertible Bonds (Cost $323,418) 383,359
Bank Loans (0.9%):
Banks (0.0%
†
):
5,000 Level 3 Term B4 1Ln, 6.91% (Term SOFR+325bps),
3/29/32(b) 4,995
Building Products (0.1%):
52,914 Cornerstone Building Brands Term B, 6.91% (TERM
SOFR+325bps), 4/12/28(b) 29,821
4,974 Cornerstone Building Products Term 1Ln, 9.29%
(TERM SOFR+562.5bps), 8/1/28(b) 2,661
7,980 US LBM Term B 1Ln, 8.66% (TERM
SOFR+500bps), 6/6/31(b) 6,712
24,882 US LBM Term B 1Ln, 7.41% (TERM
SOFR+375bps), 6/6/31(b) 19,840
59,034
Capital Markets (0.0%
†
):
84 SGUS LLC First Out, 3.66% (TERM SOFR+0bps),
7/15/26 77
3,295 SGUS LLC Second Out, 16.16% (TERM
SOFR+1250bps), 7/15/26 988
Principal Amount Value
Bank Loans, continued
Capital Markets, continued
$ — SGUS LLC Term First Out Dip 1Ln, 13.66% (TERM
SOFR+1000bps), 7/15/26(b) $ —
6,699 SGUS LLC Term Third Out, 11.66% (TERM
SOFR+800bps), 7/15/26(b) 603
15,803 TPC Group Term 1Ln, 9.41% (TERM
SOFR+575bps), 12/16/31(b) 14,436
16,104
Chemicals (0.1%):
9,000 Angus Chemical Term 2Ln, 11.41% (TERM
SOFR+775bps), 11/24/28(b) 8,066
15,000 Angus Chemical Term B 1Ln, 7.66% (TERM
SOFR+400bps), 11/24/27 14,306
27,011 Hexion Term 1Ln, 7.66% (TERM SOFR+400bps),
3/15/29 25,790
8,500 Hexion Term 2Ln, 11.10% (TERM
SOFR+743.75bps), 3/15/30(b) 7,884
20,000 Mativ Holdings Term B 1Ln, 7.91% (TERM
SOFR+425bps), 3/26/33(b) 19,200
8,707 Natgasoline Term B 1Ln, 9.16% (TERM
SOFR+550bps), 3/29/30(b) 8,740
25,952 Tronox Term B 1Ln, 6.16% (TERM SOFR+250bps),
9/30/31 19,665
103,651
Commercial Services & Supplies (0.1%):
— Bradyplus Term B 1Ln, 0.00% (Term
SOFR+350bps), 12/11/32(b) —
39,536 Brandsafway Term B 1Ln, 8.16% (TERM
SOFR+450bps), 8/1/30(b) 33,836
21,000 Imperial Dade Term B 1Ln, 7.16% (TERM
SOFR+350bps), 12/29/32(b) 20,646
54,482
Construction & Engineering (0.0%
†
):
17,916 Artera Services Term 1Ln, 8.16% (Term
SOFR+450bps), 2/15/31(b) 15,229
Consumer Finance (0.1%):
72,003 United Planet Fitness Term 1Ln, 7.66% (TERM
SOFR+400bps), 12/30/26(b) 68,979
Consumer Staples Distribution & Retail (0.0%
†
):
14,925 C&S Wholesale Grocers Term B 1Ln, 8.66% (TERM
SOFR+500bps), 9/20/30(b) 14,564
15,000 TKC Holdings Term 1Ln, 8.16% (TERM
SOFR+450bps), 8/19/30(b) 14,892
29,456
Diversified Telecommunication Services (0.0%
†
):
4,000 Brightspeed Term B 1Ln, 8.66% (TERM
SOFR+500bps), 10/3/31(b) 3,151
35,000 Brightspeed Term B-DD 1Ln, 7.91% (TERM
SOFR+425bps), 4/3/31(b) 32,541
35,692
Energy Equipment & Services (0.1%):
130,490 New Fortress Energy Term B 1Ln, 9.16% (TERM
SOFR+550bps), 10/30/28(b)(d) 72,595
Entertainment (0.0%
†
):
10,000 Electronic Arts Term B 1Ln, 7.16% (TERM
SOFR+350bps), 3/24/33(b) 9,938

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Bank Loans, continued
Fertilizers & Agricultural Chemicals (0.0%
†
):
$ 41,895 Envu Term B 1Ln, 7.41% (TERM SOFR+375bps),
10/4/29(b) $ 41,151
Financial Services (0.0%
†
):
1,990 Altice Financing Term B 1 Ln, 8.66% (TERM
SOFR+500bps), 10/31/27(b) 1,439
5,000 Team Services Term B 1Ln, 8.91% (TERM
SOFR+525bps), 1/31/33(b) 4,720
6,159
Health Care Providers & Services (0.0%
†
):
31,907 Cano Health LLC Term Initial Exchange Term Loans
1Ln, 13.66% (TERM SOFR+1000bps), 6/28/29(b) 22,335
Hotels, Restaurants & Leisure (0.1%):
23,019 Sizzling Platter Term 1Ln, 8.66% (TERM
SOFR+500bps), 7/2/32(b) 20,674
981 Sizzling Platter Term DD 1Ln, 6.16% (TERM
SOFR+250bps), 7/2/32+(b) 881
21,855 Travel Corp. (The) Term B 1Ln, 8.16% (TERM
SOFR+450bps), 10/31/31(b) 20,325
41,880
Household Durables (0.1%):
97,774 CSC ServiceWorks Exchange FLSO Term TL 1Ln,
7.66% (TERM SOFR+400bps), 9/4/30 74,370
27,978 Traeger Grills Term B 1Ln, 6.91% (TERM
SOFR+325bps), 6/29/28(b) 24,075
21,000 Weber Blackstone Term B 1Ln, 7.41% (TERM
SOFR+375bps), 10/1/32(b) 20,486
118,931
Independent Power and Renewable Electricity Producers
(0.0%
†
):
33,949 Esdec Solar Term B 1Ln, 8.66% (TERM
SOFR+500bps), 8/30/28(b) 14,259
Insurance (0.0%
†
):
35,000 Asurion Term B14 1Ln, 7.41% (TERM
SOFR+375bps), 2/23/33(b) 33,797
Interactive Media & Services (0.0%
†
):
22,662 Constant Contact Term B 1Ln, 7.66% (TERM
SOFR+400bps), 2/10/28(b) 21,027
2,000 Constant Contact, Inc. Term B 2Ln, 11.16% (TERM
SOFR+750bps), 2/12/29(b) 1,588
22,615
Machinery (0.0%
†
):
4,415 Columbus McKinnon Term B 1Ln, 7.16% (TERM
SOFR+350bps), 2/3/33(b) 4,393
Media (0.1%):
16,298 COX Media Group Term B2 1Ln, 7.16% (TERM
SOFR+350bps), 6/18/29(b) 15,222
28,000 Nielsen Holdings Term B 1Ln, 8.66% (TERM
SOFR+500bps), 2/3/33(b) 26,684
41,906
Metals & Mining (0.0%
†
):
24,322 American Rock Salt Term 1Ln, 7.66% (TERM
SOFR+400bps), 6/9/28(b) 21,902
16 American Rock Salt Term 1Ln, 10.66% (TERM
SOFR+700bps), 6/12/28(b) 16
Principal Amount Value
Bank Loans, continued
Metals & Mining, continued
$ — American Rock Salt Term 1Ln DD, 10.66% (TERM
SOFR+700bps), 6/12/28+(b) $ —
21,918
Multi-Utilities (0.0%
†
):
28,659 Club Car Term 1Ln, 7.66% (TERM SOFR+400bps),
6/1/28(b) 25,926
Oil, Gas & Consumable Fuels (0.0%
†
):
11,005 Canacol Energy, Ltd. Term DIP 1Ln, 12.66% (TERM
SOFR+900bps), 6/30/26(b) 11,005
10,000 Consolidated Energy Term 1Ln, 8.41% (TERM
SOFR+475bps), 11/15/30(b) 9,519
19,848 Consolidated Energy Term B 1Ln, 8.16% (TERM
SOFR+450bps), 11/15/30(b) 18,966
39,490
Pharmaceuticals (0.1%):
96,357 Bausch Health Term B 1Ln, 9.91% (TERM
SOFR+625bps), 10/8/30(b) 92,851
49,537 Lonza Specialty Ingredients Term B 1Ln, 7.59%
(TERM SOFR+392.5bps), 7/3/28(b) 43,138
135,989
Software (0.0%
†
):
34,890 M2S Group Term B 1Ln, 8.41% (TERM
SOFR+475bps), 8/25/31(b) 33,989
Specialty Retail (0.0%
†
):
7,000 Michaels Term 1Ln, 8.66% (TERM SOFR+500bps),
2/22/33(b) 6,778
2,094 Saks Global Enterprises Term Second Out Roll-Up
DIP 1Ln, 16.16% (TERM SOFR+1250bps),
7/15/26(b) 628
19,887 Staples Term B 1Ln, 9.41% (TERM SOFR+575bps),
9/4/29(b) 18,029
25,435
Total Bank Loans (Cost $1,178,772) 1,100,328
Corporate Bonds (24.0%):
Aerospace & Defense (0.5%):
10,000 Boeing Co. (The), 6.30%, 5/1/29, Callable 4/1/29
@ 100 10,472
214,000 Boeing Co. (The), 5.15%, 5/1/30, Callable 2/1/30
@ 100 217,324
28,000 Boeing Co. (The), 6.39%, 5/1/31, Callable 3/1/31
@ 100 29,772
29,000 Boeing Co. (The), 6.53%, 5/1/34, Callable 2/1/34
@ 100 31,577
100,000 Boeing Co. (The), 5.71%, 5/1/40, Callable 11/1/39
@ 100 99,555
44,000 Boeing Co. (The), 6.86%, 5/1/54, Callable 11/1/53
@ 100 48,360
10,000 Carpenter Technology Corp., 5.63%, 3/1/34,
Callable 3/1/29 @ 102.81(b) 9,888
5,000 Moog, Inc., 5.50%, 10/15/34, Callable 4/15/29 @
102.75(b) 4,994
55,000 TransDigm, Inc., 6.38%, 3/1/29, Callable 4/12/26
@ 103.19(b) 55,688
25,000 TransDigm, Inc., 6.00%, 1/15/33, Callable 9/15/27
@ 103(b) 24,906

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Aerospace & Defense, continued
$ 25,000 TransDigm, Inc., 6.38%, 5/31/33, Callable 5/31/28
@ 103.19(b) $ 24,812
5,000 TransDigm, Inc., 6.25%, 1/31/34, Callable 8/31/28
@ 103.13(b) 5,037
20,000 TransDigm, Inc., 6.75%, 1/31/34, Callable 8/31/28
@ 103.38(b) 20,225
20,000 TransDigm, Inc., 6.13%, 7/31/34, Callable 2/15/29
@ 103.06(b) 19,600
602,210
Air Freight & Logistics (0.1%):
8,000 Azul Secured Finance LLP, 9.88%, 2/15/31, Callable
2/15/28 @ 104.94(b) 7,300
8,000 Beacon Mobility Corp., 7.25%, 8/1/30, Callable
8/1/27 @ 103.63(b) 8,230
14,000 Clue Opco LLC, 9.50%, 10/15/31, Callable 10/15/26
@ 104.75^(b) 13,580
25,000 EMRLD Borrower LP/Emerald Co.-Issuer, Inc.,
6.63%, 12/15/30, Callable 6/15/26 @ 103.31(b) 25,437
28,000 Rand Parent LLC, 8.50%, 2/15/30, Callable 4/12/26
@ 104.25(b) 28,735
83,282
Automobile Components (0.1%):
10,000 American Axle & Manufacturing, Inc., 6.38%,
10/15/32, Callable 10/15/28 @ 103.19(b) 9,850
15,000 American Axle & Manufacturing, Inc., 7.75%,
10/15/33, Callable 10/15/28 @ 103.88(b) 14,606
24,000 Champions Financing, Inc., 8.75%, 2/15/29, Callable
5/2/26 @ 104.38(b) 21,240
5,000 Clarios Global LP/Clarios US Finance Co., 6.75%,
2/15/30, Callable 2/15/27 @ 103.38(b) 5,069
15,000 Clarios Global LP/Clarios US Finance Co., 6.75%,
9/15/32, Callable 9/15/28 @ 103.38(b) 15,056
15,000 Cooper Standard Automotive, Inc., 9.25%, 3/1/31,
Callable 3/1/28 @ 104.63(b) 14,231
5,000 ZF North America Capital, Inc., 7.50%, 3/24/31,
Callable 1/24/31 @ 100(b) 4,875
10,000 ZF North America Capital, Inc., 6.88%, 4/23/32,
Callable 2/23/32 @ 100(b) 9,500
94,427
Automobiles (0.0%
†
):
36,000 Rivian Holdings LLC/Rivian LLC/Rivian Automotive
LLC, 10.00%, 1/15/31, Callable 1/15/28 @ 105(b) 34,920
Banks (4.1%):
269,000 Bank of America Corp., 4.62% (SOFR), 5/9/29,
Callable 5/9/28 @ 100 270,005
790,000 Bank of America Corp., 5.02% (SOFR), 7/22/33,
Callable 7/22/32 @ 100 792,719
770,000 Citigroup, Inc., 4.30%, 11/20/26 769,002
150,000 Citigroup, Inc., 4.91% (SOFR), 5/24/33, Callable
5/24/32 @ 100 148,837
5,000 Citigroup, Inc., 6.50% (H15T5Y), 12/31/99, Callable
5/15/31 @ 100 4,969
20,000 Citigroup, Inc., 6.63% (H15T5Y), Callable 2/15/31
@ 100 19,950
100,000 Citizens Financial Group, Inc., 2.64%, 9/30/32,
Callable 7/2/32 @ 100 85,213
120,000 First-Citizens Bank & Trust Co., 6.13%, 3/9/28 122,959
Principal Amount Value
Corporate Bonds, continued
Banks, continued
$ 91,000 JPMorgan Chase & Co., 5.10% (SOFR), 4/22/31,
Callable 4/22/30 @ 100 $ 92,405
1,250,000 JPMorgan Chase & Co., 4.59% (SOFR), 4/26/33,
Callable 4/26/32 @ 100 1,230,609
108,000 JPMorgan Chase & Co., 5.57% (SOFR), 4/22/36,
Callable 4/22/35 @ 100 110,789
160,000 Pacific LifeCorp, 5.13%, 1/30/43(b) 147,017
449,000 Wells Fargo & Co., 3.53% (SOFR), 3/24/28, Callable
3/24/27 @ 100 444,956
123,000 Wells Fargo & Co., 5.15% (SOFR), 4/23/31, Callable
4/23/30 @ 100 125,146
662,000 Wells Fargo & Co., 4.90% (SOFR), 7/25/33, Callable
7/25/32 @ 100 657,502
108,000 Wells Fargo & Co., 5.60% (SOFR), 4/23/36, Callable
4/23/35 @ 100 110,404
21,000 Wells Fargo & Co., 6.12% (H15T5Y), 12/31/99,
Callable 6/15/31 @ 100 21,026
15,000 Western Alliance Bancorp, 3.00% (TSFR3M),
6/15/31, Callable 6/15/26 @ 100 14,546
5,168,054
Biotechnology (0.0%
†
):
35,000 Emergent BioSolutions, Inc., 3.88%, 8/15/28,
Callable 4/17/26 @ 100(b) 29,400
Building Products (0.1%):
15,000 Advanced Drainage Systems, Inc., 5.38%, 3/1/34,
Callable 3/1/29 @ 102.69(b) 14,531
10,000 Builders FirstSource, Inc., 4.25%, 2/1/32, Callable
8/1/26 @ 102.13(b) 9,200
40,000 Builders FirstSource, Inc., 6.75%, 5/15/35, Callable
5/15/30 @ 103.38(b) 39,900
5,000 Camelot Return Merger Sub, Inc., 8.75%, 8/1/28,
Callable 5/2/26 @ 103.28^(b) 2,925
14,000 Carrier Global Corp., 5.90%, 3/15/34, Callable
12/15/33 @ 100 14,719
8,000 Carrier Global Corp., 6.20%, 3/15/54, Callable
9/15/53 @ 100 8,308
5,000 Cornerstone Building Brands, Inc., 9.50%, 8/15/29,
Callable 8/15/26 @ 104.75(b) 2,950
6,000 Resideo Funding, Inc., 6.50%, 7/15/32, Callable
7/15/27 @ 103.25(b) 5,895
25,000 Standard Building Solutions, Inc., 6.25%, 8/1/33,
Callable 8/1/28 @ 103.13(b) 24,688
15,000 Standard Building Solutions, Inc., 5.88%, 3/15/34,
Callable 3/15/29 @ 102.94(b) 14,344
137,460
Capital Markets (2.4%):
71,000 Ares Strategic Income Fund, 5.45%, 9/9/28, Callable
8/9/28 @ 100(b) 70,150
58,000 Ares Strategic Income Fund, 5.80%, 9/9/30, Callable
8/9/30 @ 100(b) 56,329
21,000 BCPE Flavor Debt Merger Sub LLC and BCPE Flavor
Issuer, Inc., 9.50%, 7/1/32, Callable 7/1/28 @
104.75^(b) 18,926
150,000 Blackstone Private Credit Fund, 7.30%, 11/27/28,
Callable 10/27/28 @ 100 153,196
16,000 Burford Capital Global Finance LLC, 7.50%, 7/15/33,
Callable 7/15/28 @ 103.75(b) 13,320

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Capital Markets, continued
$ 530,000 Goldman Sachs Group, Inc. (The), 3.80%, 3/15/30,
Callable 12/15/29 @ 100 $ 512,975
270,000 Goldman Sachs Group, Inc. (The), 3.10% (SOFR),
2/24/33, Callable 2/24/32 @ 100 242,751
90,000 Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37 96,426
242,000 HPS Corporate Lending Fund, 5.45%, 1/14/28,
Callable 12/14/27 @ 100 240,653
24,000 Jefferies Finance LLC / JFIN Co.-Issuer Corp.,
5.00%, 8/15/28, Callable 5/2/26 @ 101.25(b) 22,396
25,000 Jefferies Finance LLC/JFIN Co.-Issuer Corp., 6.63%,
10/15/31, Callable 10/15/27 @ 103.31(b) 23,788
82,000 Morgan Stanley, 5.19% (SOFR), 4/17/31, Callable
4/17/30 @ 100 83,194
965,000 Morgan Stanley, 6.34% (SOFR), 10/18/33, Callable
10/18/32 @ 100 1,029,406
65,000 Morgan Stanley, 5.66% (SOFR), 4/17/36, Callable
4/17/35 @ 100 66,574
92,000 MSCI, Inc., 5.25%, 9/1/35, Callable 6/1/35 @ 100 89,654
23,000 MSCI, Inc., 5.15%, 3/15/36, Callable 12/15/35 @
100 22,276
94,000 Olympus Water US Holding Corp., 7.25%, 2/15/33,
Callable 10/1/28 @ 103.63(b) 88,948
25,000 OT Midco, Inc., 10.00%, 2/15/30, Callable 2/15/27
@ 105(b) 10,500
100,000 Pine Street Trust II, 5.57%, 2/15/49, Callable
8/15/48 @ 100(b) 90,764
52,000 Sixth Street Specialty Lending, Inc., 6.13%, 3/1/29,
Callable 2/1/29 @ 100^ 52,322
2,984,548
Chemicals (0.5%):
– Advancion Holdings LLC, 7.78%, 11/24/27, Callable
5/3/26 @ 100(b) —
81,438 Advancion Sciences, Inc., 9.25%, 11/1/26, Callable
5/2/26 @ 100(b) 63,114
45,000 Celanese US Holdings LLC, 6.85%, 11/15/28,
Callable 10/15/28 @ 100 46,800
10,000 Celanese US Holdings LLC, 6.50%, 4/15/30, Callable
4/15/27 @ 103.25 10,201
82,000 Celanese US Holdings LLC, 7.05%, 11/15/30,
Callable 9/15/30 @ 100 86,408
20,000 Celanese US Holdings LLC, 7.00%, 2/15/31, Callable
2/15/28 @ 103.5 20,425
10,000 Celanese US Holdings LLC, 7.38%, 7/15/32, Callable
4/15/32 @ 100 10,413
30,000 Celanese US Holdings LLC, 6.75%, 4/15/33, Callable
4/15/28 @ 103.38^ 30,760
53,000 Celanese US Holdings LLC, 7.20%, 11/15/33,
Callable 8/15/33 @ 100 56,312
41,000 Celanese US Holdings LLC, 7.38%, 2/15/34, Callable
2/15/29 @ 103.69 41,974
38,000 Chemours Co. (The), 5.75%, 11/15/28, Callable
4/12/26 @ 100.96(b) 37,525
5,000 Chemours Co. (The), 4.63%, 11/15/29, Callable
5/2/26 @ 101.16(b) 4,663
20,000 Chemours Co. (The), 8.00%, 1/15/33, Callable
1/15/28 @ 104(b) 20,075
15,000 Chemours Co. (The), 7.88%, 3/15/34, Callable
3/15/29 @ 103.94(b) 15,000
Principal Amount Value
Corporate Bonds, continued
Chemicals, continued
$ 12,152 GPD Cos., Inc., 12.50%, 12/31/29, Callable 6/30/26
@ 106.25(b) $ 6,592
5,000 Hexion Holdings Corp., 7.66%, 3/15/29, Callable
5/3/26 @ 100(b) 4,785
2,000 Hexion Term 1Ln 03 15 2029, 0.00%, 3/15/29 1,910
30,000 Mativ Holdings, Inc., 8.00%, 10/1/29, Callable
10/1/26 @ 104^(b) 27,675
15,000 Methanex US Operations, Inc., 6.25%, 3/15/32,
Callable 9/15/31 @ 100(b) 15,319
15,000 Olin Corp., 5.63%, 8/1/29, Callable 5/2/26 @
101.88 14,737
50,000 Olin Corp., 6.63%, 4/1/33, Callable 4/1/28 @
103.31(b) 48,938
15,000 Perimeter Holdings LLC, 6.25%, 1/15/34, Callable
1/15/29 @ 103.13(b) 14,700
8,000 Solstice Advanced Materials, Inc., 5.63%, 9/30/33,
Callable 9/30/28 @ 102.81(b) 7,900
– Tronox Finance LLC, 6.17%, 9/30/31, Callable
5/3/26 @ 100(b) —
37,000 Tronox, Inc., 4.63%, 3/15/29, Callable 5/2/26 @
100^(b) 29,646
25,000 WR Grace Holdings LLC, 5.63%, 8/15/29, Callable
5/2/26 @ 101.41(b) 23,000
15,000 WR Grace Holdings LLC, 7.38%, 3/1/31, Callable
5/2/26 @ 103.69(b) 15,037
15,000 WR Grace Holdings LLC, 6.63%, 8/15/32, Callable
8/15/28 @ 103.31(b) 14,569
10,000 WR Grace Holdings LLC, 7.00%, 8/1/33, Callable
2/1/29 @ 103.5(b) 9,700
678,178
Commercial Services & Supplies (0.1%):
11,000 ADT Security Corp. (The), 5.88%, 10/15/33, Callable
10/15/32 @ 100(b) 10,656
25,000 Brand Industrial Services, Inc., 10.38%, 8/1/30,
Callable 8/1/26 @ 105.19(b) 22,844
5,000 Clean Harbors, Inc., 6.38%, 2/1/31, Callable 5/2/26
@ 103.19(b) 5,062
10,000 CoreCivic, Inc., 8.25%, 4/15/29, Callable 5/2/26
@ 104.13 10,400
15,000 GEO Group, Inc. (The), 8.63%, 4/15/29, Callable
4/15/26 @ 104.31 15,581
15,000 GEO Group, Inc. (The), 10.25%, 4/15/31, Callable
4/15/27 @ 105.13 15,938
5,000 GFL Environmental Holdings U.S., Inc., 5.50%,
2/1/34, Callable 2/1/29 @ 102.75(b) 4,906
6,000 JH North America Holdings, Inc., 6.13%, 7/31/32,
Callable 7/31/28 @ 103.06(b) 5,955
10,000 Reworld Holding Corp., 4.88%, 12/1/29, Callable
5/2/26 @ 101.22(b) 9,363
10,000 Williams Scotsman, Inc., 6.63%, 4/15/30, Callable
4/15/27 @ 103.31(b) 10,088
110,793
Construction & Engineering (0.1%):
25,000 AECOM, 6.00%, 8/1/33, Callable 8/1/28 @ 103(b) 24,969
77,000 Artera Services LLC, 8.50%, 2/15/31, Callable
2/15/27 @ 104.25^(b) 66,605

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Construction & Engineering, continued
$ 27,000 Composecure Holdings LLC, 5.63%, 2/1/33, Callable
2/1/29 @ 102.81(b) $ 26,190
117,764
Construction Materials (0.0%
†
):
10,000 AmeriTex HoldCo Intermediate LLC, 7.63%,
8/15/33, Callable 8/15/28 @ 103.81(b) 10,250
15,000 Quikrete Holdings, Inc., 6.38%, 3/1/32, Callable
3/1/28 @ 103.19(b) 15,131
25,000 Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28,
Callable 5/2/26 @ 101(b) 24,813
50,194
Consumer Finance (1.2%):
370,000 Ally Financial, Inc., 7.10%, 11/15/27, Callable
10/15/27 @ 100 383,236
57,000 Ally Financial, Inc., 6.65% (H15T5Y), 1/17/40,
Callable 10/19/34 @ 100 54,885
4,000 Ally Financial, Inc., Series C, 4.70% (H15T7Y),
Callable 5/15/28 @ 100 3,699
35,000 Ally Financial, Inc., Series B, 4.70% (H15T5Y),
Callable 5/15/26 @ 100 34,816
355,000 Capital One Financial Corp., 4.10%, 2/9/27, Callable
11/9/26 @ 100 354,208
275,000 Capital One Financial Corp., 5.25% (SOFR), 7/26/30,
Callable 7/26/29 @ 100 278,132
20,000 Navient Corp., 5.00%, 3/15/27, Callable 9/15/26
@ 100 19,525
10,000 Navient Corp., 4.88%, 3/15/28, Callable 6/15/27
@ 100 9,400
7,000 Navient Corp., 5.50%, 3/15/29, Callable 6/15/28
@ 100 6,335
5,000 Navient Corp., 7.88%, 6/15/32, Callable 9/15/31
@ 100 4,425
15,000 OneMain Finance Corp., 6.13%, 5/15/30, Callable
11/15/29 @ 100 14,644
30,000 OneMain Finance Corp., 4.00%, 9/15/30, Callable
5/2/26 @ 102 26,775
10,000 OneMain Finance Corp., 7.13%, 9/15/32, Callable
6/15/28 @ 103.56 9,825
10,000 OneMain Finance Corp., 6.50%, 3/15/33, Callable
9/15/28 @ 103.25 9,563
35,000 OneMain Finance Corp., 6.75%, 9/15/33, Callable
12/15/28 @ 103.38 33,425
7,000 PRA Group, Inc., 8.88%, 1/31/30, Callable 6/1/26
@ 104.44(b) 7,053
14,000 SLM Corp., 6.50%, 1/31/30, Callable 12/31/29 @
100 13,667
15,000 Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/31,
Callable 11/15/26 @ 104.44(b) 15,356
215,000 Synchrony Financial, 3.95%, 12/1/27, Callable
9/1/27 @ 100 212,280
1,491,249
Consumer Staples Distribution & Retail (0.1%):
15,000 Albertsons Cos., Inc., 5.63%, 3/31/32, Callable
3/31/28 @ 102.81(b) 14,738
20,000 Albertsons Cos., Inc./Safeway, Inc./New Albertsons
LP/Albertsons LLC, 5.75%, 3/31/34, Callable
11/15/28 @ 102.88(b) 19,575
Principal Amount Value
Corporate Bonds, continued
Consumer Staples Distribution & Retail, continued
$ 10,000 Avis Budget Car Rental LLC/Avis Budget Finance,
Inc., 8.38%, 6/15/32, Callable 6/15/28 @
104.19^(b) $ 9,962
13,000 C&S Group, 5.00%, 12/15/28, Callable 5/2/26 @
100(b) 12,025
15,000 KeHE Distributors LLC/KeHE Finance Corp./
NextWave Distribution, Inc., 9.00%, 2/15/29,
Callable 5/2/26 @ 104.5(b) 15,506
7,000 Performance Food Group, Inc., 6.13%, 9/15/32,
Callable 9/15/27 @ 103.06(b) 6,991
15,000 Performance Food Group, Inc., 5.63%, 3/1/34,
Callable 3/1/29 @ 102.81(b) 14,437
10,000 US Foods, Inc., 4.63%, 6/1/30, Callable 5/2/26 @
102.31(b) 9,700
10,000 US Foods, Inc., 7.25%, 1/15/32, Callable 9/15/26
@ 103.63(b) 10,325
10,000 US Foods, Inc., 5.75%, 4/15/33, Callable 10/15/27
@ 102.88(b) 9,938
123,197
Containers & Packaging (0.1%):
29,000 Ardagh Metal Packaging Finance USA LLC/Ardagh
Metal Packaging Finance plc, 4.00%, 9/1/29,
Callable 5/2/26 @ 101(b) 26,571
30,000 Ardagh Metal Packaging Finance USA LLC/Ardagh
Metal Packaging Finance plc, 6.25%, 1/30/31,
Callable 12/1/27 @ 103.13(b) 29,738
15,000 Clydesdale Acquisition Holdings, Inc., 8.75%,
4/15/30, Callable 5/2/26 @ 102.19(b) 14,062
20,000 Clydesdale Acquisition Holdings, Inc., 6.75%,
4/15/32, Callable 4/15/28 @ 103.38(b) 18,950
15,000 Crown Americas LLC, 5.88%, 6/1/33, Callable
6/1/28 @ 102.94 14,944
20,000 Graphic Packaging International LLC, 3.75%, 2/1/30,
Callable 8/1/29 @ 100(b) 18,275
15,000 Graphic Packaging International LLC, 6.38%,
7/15/32, Callable 5/15/27 @ 103.19^(b) 14,906
137,446
Distributors (0.0%
†
):
15,000 Ashton Woods USA LLC/Ashton Woods Finance Co.,
4.63%, 4/1/30, Callable 5/2/26 @ 101.16(b) 13,837
10,000 Ashton Woods USA LLC/Ashton Woods Finance Co.,
6.88%, 8/1/33, Callable 8/1/28 @ 103.44(b) 9,650
23,487
Diversified Consumer Services (0.1%):
58,000 Sotheby's, 7.38%, 10/15/27, Callable 4/12/26 @
100(b) 57,565
5,000 Sotheby's/Bidfair Holdings, Inc., 5.88%, 6/1/29,
Callable 5/2/26 @ 101.47(b) 4,713
38,000 StoneMor, Inc., 8.50%, 5/15/29, Callable 5/2/26
@ 102.13(b) 37,002
99,280
Diversified REITs (0.2%):
150,000 CBRE Services, Inc., 2.50%, 4/1/31, Callable 1/1/31
@ 100^ 133,796
15,000 CTR Partnership LP/CareTrust Capital Corp., 3.88%,
6/30/28, Callable 3/30/28 @ 100(b) 14,512

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Diversified REITs, continued
$ 50,000 Vornado Realty LP, 2.15%, 6/1/26, Callable 5/2/26
@ 100 $ 49,687
197,995
Diversified Telecommunication Services (0.3%):
25,000 APLD Compute Co. 2 LLC, 6.75%, 3/15/31, Callable
3/15/28 @ 103.38(b) 24,812
61,000 APLD Compute Co.LLC, 9.25%, 12/15/30, Callable
12/15/27 @ 104.63(b) 62,830
15,000 Black Pearl Compute LLC, 6.13%, 2/15/31, Callable
2/15/28 @ 103.06(b) 15,244
24,000 Cogent Communications Group LLC/Cogent Finance,
Inc., 7.00%, 6/15/27, Callable 5/2/26 @ 101.75^(b) 23,640
36,000 Cogent Communications Group LLC/Cogent Finance,
Inc., 7.00%, 6/15/27, Callable 4/12/26 @ 101.75(b) 35,460
15,000 Connect Holding II LLC, 10.50%, 4/3/31, Callable
12/24/27 @ 100(b) 14,813
15,000 Level 3 Financing, Inc., 3.63%, 1/15/29, Callable
4/12/26 @ 100(b) 14,062
9,000 Level 3 Financing, Inc., 3.75%, 7/15/29, Callable
5/2/26 @ 100(b) 8,314
30,000 Level 3 Financing, Inc., 6.88%, 6/30/33, Callable
6/30/28 @ 103.44(b) 30,450
20,000 Level 3 Financing, Inc., 7.00%, 3/31/34, Callable
8/31/28 @ 103.5(b) 20,425
35,000 Level 3 Financing, Inc., 8.50%, 1/15/36, Callable
1/15/31 @ 104.25(b) 36,356
15,000 Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital
LLC, 6.00%, 1/15/30, Callable 5/2/26 @ 101.5(b) 14,100
10,000 Uniti Group LP/Uniti Group Finance, Inc./CSL Capital
LLC, 6.50%, 2/15/29, Callable 4/12/26 @ 100(b) 9,700
25,000 Uniti Group LP/Uniti Group Finance, Inc./CSL Capital
LLC, 8.63%, 6/15/32, Callable 6/15/28 @ 104.31(b) 25,438
50,000 Uniti Group LP/Uniti Group Finance, Inc./CSL Capital
LLC, 8.63%, 6/15/32, Callable 6/15/28 @ 104.31(b) 50,937
25,000 Windstream Services LLC/Windstream Escrow
Finance Corp., 8.25%, 10/1/31, Callable 10/1/27
@ 104.13(b) 26,125
412,706
Electric Utilities (0.9%):
22,000 AEP Texas, Inc., 5.20%, 4/15/36, Callable 1/15/36
@ 100 21,592
15,000 Alpha Generation LLC, 6.75%, 10/15/32, Callable
10/15/27 @ 103.38(b) 15,131
6,000 Alpha Generation LLC, 6.25%, 1/15/34, Callable
10/15/28 @ 103.13(b) 5,895
130,000 Cleco Corporate Holdings LLC, 3.38%, 9/15/29,
Callable 6/15/29 @ 100 121,939
169,000 Duquesne Light Holdings, Inc., 2.78%, 1/7/32,
Callable 10/7/31 @ 100(b) 149,048
15,000 Edison International, 6.25%, 3/15/30, Callable
2/15/30 @ 100 15,513
14,000 Edison International, 4.80%, 3/15/31, Callable
2/15/31 @ 100 13,641
10,000 Edison International, 8.13% (H15T5Y), 6/15/53,
Callable 3/15/28 @ 100 10,162
13,000 Edison International, 7.88% (H15T5Y), 6/15/54,
Callable 3/15/29 @ 100 13,293
Principal Amount Value
Corporate Bonds, continued
Electric Utilities, continued
$ 110,000 Exelon Corp., 4.05%, 4/15/30, Callable 1/15/30
@ 100 $ 107,854
10,000 Hawaiian Electric Co., Inc., 6.00%, 10/1/33, Callable
10/1/28 @ 103(b) 9,938
15,000 NRG Energy, Inc., 5.75%, 1/15/28, Callable 4/17/26
@ 100 14,981
25,000 NRG Energy, Inc., 3.63%, 2/15/31, Callable 4/12/26
@ 101.81(b) 22,900
15,000 NRG Energy, Inc., 5.75%, 1/15/34, Callable
10/15/28 @ 102.88(b) 14,831
20,000 NRG Energy, Inc., 6.25%, 11/1/34, Callable 11/1/29
@ 103.13(b) 20,125
15,000 NRG Energy, Inc., 6.00%, 1/15/36, Callable
10/15/30 @ 103(b) 14,850
2,000 Pacific Gas And Electric Co., 5.20%, 5/1/36, Callable
2/1/36 @ 100 1,941
9,000 Pacific Gas And Electric Co., 6.00%, 5/1/56, Callable
11/1/55 @ 100 8,488
15,000 PacifiCorp, 7.38% (H15T5Y), 9/15/55, Callable
6/17/30 @ 100 14,306
16,000 PG&E Corp, 7.38% (H15T5Y), 3/15/55, Callable
12/15/29 @ 100 16,060
20,000 PG&E Corp., 5.00%, 7/1/28, Callable 4/12/26 @
100.83 19,825
60,000 PG&E Corp., 5.25%, 7/1/30, Callable 4/12/26 @
102.63 58,875
26,000 PG&E Corp., 6.85% (H15T5Y), 9/15/56, Callable
6/15/31 @ 100 25,545
100,000 Puget Energy, Inc., 4.10%, 6/15/30, Callable
3/15/30 @ 100 96,598
141,000 Puget Energy, Inc., 4.22%, 3/15/32, Callable
12/15/31 @ 100 134,302
27,000 Sierra Pacific Power Co., 6.38% (H15T5Y), 9/15/56,
Callable 6/17/31 @ 100 26,798
43,000 Southwestern Electric Power Co., 5.30%, 4/1/33,
Callable 1/1/33 @ 100 43,622
36,000 Southwestern Electric Power Co., 5.20%, 4/1/36,
Callable 1/1/36 @ 100 35,307
25,000 Vistra Operations Co. LLC, 7.75%, 10/15/31,
Callable 10/15/26 @ 103.88(b) 26,188
15,000 XPLR Infrastructure Operating Partners LP, 8.38%,
1/15/31, Callable 9/15/27 @ 104.19(b) 15,731
27,000 XPLR Infrastructure Operating Partners LP, 8.63%,
3/15/33, Callable 3/15/28 @ 104.31(b) 28,384
36,000 XPLR Infrastructure Operating Partners LP, 7.75%,
4/15/34, Callable 4/15/29 @ 103.88(b) 36,990
1,160,653
Electronic Equipment, Instruments & Components (0.1%):
20,000 Coherent Corp., 5.00%, 12/15/29, Callable 4/12/26
@ 101.25(b) 19,575
35,000 Wrangler Holdco Corp., 6.63%, 4/1/32, Callable
4/1/27 @ 103.31(b) 35,919
31,000 Wulf Compute LLC, 7.75%, 10/15/30, Callable
10/15/27 @ 103.88(b) 32,666
88,160
Energy Equipment & Services (0.0%
†
):
25,000 Archrock Services LP/Archrock Partners Finance
Corp., 6.00%, 2/1/34, Callable 2/1/29 @ 103(b) 24,750

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Energy Equipment & Services, continued
$ 11,000 Kodiak Gas Services LLC, 6.50%, 10/1/33, Callable
10/1/28 @ 103.25(b) $ 11,083
10,000 Kodiak Gas Services LLC, 6.75%, 10/1/35, Callable
10/1/30 @ 103.38(b) 10,150
10,000 Star Holding LLC, 8.75%, 8/1/31, Callable 8/1/27
@ 104.38(b) 10,137
56,120
Entertainment (0.0%
†
):
25,000 OAK-Eagle Acquireco, Inc., 7.25%, 7/1/33, Callable
7/1/29 @ 103.63(b) 25,813
25,000 OAK-Eagle Acquireco, Inc., 8.75%, 7/1/34, Callable
7/1/29 @ 104.38(b) 26,062
51,875
Financial Services (1.0%):
15,000 Block, Inc., 2.75%, 6/1/26, Callable 5/2/26 @ 100 14,925
15,000 Block, Inc., 5.63%, 8/15/30, Callable 8/15/27 @
102.81(b) 14,869
15,000 Block, Inc., 3.50%, 6/1/31, Callable 3/1/31 @ 100 13,631
15,000 Block, Inc., 6.50%, 5/15/32, Callable 5/15/27 @
103.25 15,075
15,000 Block, Inc., 6.00%, 8/15/33, Callable 8/15/28 @
103(b) 14,681
190,000 Corebridge Financial, Inc., 3.65%, 4/5/27, Callable
3/5/27 @ 100 188,107
130,000 Corebridge Financial, Inc., 3.90%, 4/5/32, Callable
1/5/32 @ 100 121,623
70,000 Corebridge Financial, Inc., 6.05%, 9/15/33, Callable
6/15/33 @ 100 73,144
11,000 EF Holdco/EF Cayman Hold/Ellington Fin REIT
Cayman/TRS/EF Cayman Non-MTM, 7.38%,
9/30/30, Callable 9/30/27 @ 103.69(b) 10,587
60,000 Equitable Holdings, Inc., 4.57%, 2/15/29, Callable
11/15/28 @ 100(b) 59,519
100,000 Grand River Funding Trust I, 6.31%, 2/15/36,
Callable 11/15/35 @ 100(b) 100,297
21,000 HA Sustainable Infrastructure Capital, Inc., 6.00%,
3/15/36, Callable 12/15/35 @ 100 20,265
19,000 HA Sustainable Infrastructure Capital, Inc., 8.00%
(H15T5Y), 6/1/56, Callable 3/1/31 @ 100 19,570
17,000 HA Sustainable Infrastructure Capital, Inc., 7.13%
(H15T5Y), 11/15/56, Callable 8/17/31 @ 100 16,671
6,000 Hightower Holding LLC, 6.75%, 4/15/29, Callable
5/2/26 @ 100(b) 5,872
66,000 Icahn Enterprises LP/Icahn Enterprises Finance
Corp., 5.25%, 5/15/27, Callable 11/15/26 @ 100 64,433
10,000 Icahn Enterprises LP/Icahn Enterprises Finance
Corp., 10.00%, 11/15/29, Callable 5/15/29 @
100(b) 9,825
8,000 Icahn Enterprises LP/Icahn Enterprises Finance
Corp., 9.00%, 6/15/30, Callable 12/15/29 @ 100 7,440
70,000 Jackson Financial, Inc., 5.17%, 6/8/27, Callable
5/8/27 @ 100 70,475
17,000 Jackson Financial, Inc., 3.13%, 11/23/31, Callable
8/23/31 @ 100 15,058
76,000 Jackson Financial, Inc., 5.67%, 6/8/32, Callable
3/8/32 @ 100 76,163
27,000 Jane Street Group/JSG Finance, Inc., 6.13%,
11/1/32, Callable 11/1/27 @ 103.06(b) 26,663
Principal Amount Value
Corporate Bonds, continued
Financial Services, continued
$ 30,000 Jane Street Group/JSG Finance, Inc., 6.75%,
5/1/33, Callable 5/1/28 @ 103.38(b) $ 30,450
7,000 Jefferson Capital Holdings LLC, 8.25%, 5/15/30,
Callable 5/15/27 @ 104.13(b) 7,228
15,000 Ladder Capital Finance Holdings LLLP/Ladder Capital
Finance Corp., 4.75%, 6/15/29, Callable 5/2/26 @
101.19(b) 14,569
10,000 Ladder Capital Finance Holdings LLLP/Ladder Capital
Finance Corp., 7.00%, 7/15/31, Callable 7/15/27
@ 103.5(b) 10,300
22,000 LFS Topco LLC, 8.75%, 7/15/30, Callable 7/15/27
@ 104.38(b) 20,928
84,000 Sixth Street Lending Partners, 6.13%, 7/15/30,
Callable 6/15/30 @ 100 83,509
42,000 Takeoff Merger Sub, Inc., 4.40%, 3/24/28(b) 41,776
42,000 Takeoff Merger Sub, Inc., 4.50%, 3/24/29, Callable
2/24/29 @ 100(b) 41,714
52,000 Takeoff Merger Sub, Inc., 4.85%, 3/24/31, Callable
2/24/31 @ 100(b) 51,292
2,000 Team Services Term, 0.00%, 1/31/33 1,888
10,000 Walker & Dunlop, Inc., 6.63%, 4/1/33, Callable
4/1/28 @ 103.31(b) 9,700
1,272,247
Food Products (0.2%):
30,000 Lamb Weston Holdings, Inc., 4.38%, 1/31/32,
Callable 1/31/27 @ 102.19(b) 27,825
88,000 Mars, Inc., 4.80%, 3/1/30, Callable 2/1/30 @ 100(b) 88,928
66,000 Mars, Inc., 5.00%, 3/1/32, Callable 1/1/32 @ 100(b) 66,705
55,000 Mars, Inc., 5.20%, 3/1/35, Callable 12/1/34 @
100(b) 55,372
25,000 Post Holdings, Inc., 6.38%, 3/1/33, Callable 9/1/27
@ 103.19(b) 24,625
15,000 Post Holdings, Inc., 6.25%, 10/15/34, Callable
10/15/29 @ 103.13(b) 14,700
15,000 Post Holdings, Inc., 6.50%, 3/15/36, Callable
3/15/31 @ 103.25(b) 14,662
292,817
Ground Transportation (0.1%):
15,000 Genesee & Wyoming, Inc., 6.25%, 4/15/32, Callable
4/15/27 @ 103.13(b) 15,112
57,000 Uber Technologies, Inc., 4.15%, 1/15/31, Callable
12/15/30 @ 100 55,517
45,000 Uber Technologies, Inc., 4.80%, 9/15/35, Callable
6/15/35 @ 100 43,754
114,383
Health Care Equipment & Supplies (0.0%
†
):
2,000 DENTSPLY SIRONA, Inc., 8.37% (H15T5Y),
9/12/55, Callable 6/12/30 @ 100 1,945
Health Care Providers & Services (1.4%):
22,000 Acadia Healthcare Co., Inc., 7.38%, 3/15/33,
Callable 3/15/28 @ 103.69^(b) 22,522
39,000 Accendra Health, Inc., 6.63%, 4/1/30, Callable
5/2/26 @ 101.66(b) 18,427
659,000 Centene Corp., 4.63%, 12/15/29, Callable 5/2/26
@ 101.54 621,344
30,000 CHS/Community Health Systems, Inc., 6.13%,
4/1/30, Callable 5/2/26 @ 101.53(b) 25,875

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Health Care Providers & Services, continued
$ 30,000 CHS/Community Health Systems, Inc., 5.25%,
5/15/30, Callable 5/2/26 @ 102.63(b) $ 28,238
95,000 CHS/Community Health Systems, Inc., 4.75%,
2/15/31, Callable 4/17/26 @ 102.38(b) 87,519
10,000 CHS/Community Health Systems, Inc., 9.75%,
1/15/34, Callable 8/15/28 @ 104.88(b) 10,325
62,000 CVS Health Corp., 5.00%, 1/30/29, Callable
12/30/28 @ 100 62,678
25,000 CVS Health Corp., 5.25%, 1/30/31, Callable
11/30/30 @ 100 25,451
56,000 CVS Health Corp., 6.75% (H15T5Y), 12/10/54,
Callable 9/10/34 @ 100 55,934
40,000 DaVita, Inc., 4.63%, 6/1/30, Callable 5/2/26 @
102.31(b) 38,450
15,000 DaVita, Inc., 6.75%, 7/15/33, Callable 7/15/28 @
103.38(b) 15,225
6,000 Global Medical Response, Inc., 7.38%, 10/1/32,
Callable 10/1/28 @ 103.69(b) 6,210
203,000 HCA, Inc., 5.88%, 2/1/29, Callable 8/1/28 @ 100 208,407
110,000 HCA, Inc., 3.50%, 9/1/30, Callable 3/1/30 @ 100 104,210
64,000 Humana, Inc., 3.70%, 3/23/29, Callable 2/23/29
@ 100 62,158
51,000 Humana, Inc., 6.63% (H15T5Y), 9/15/56, Callable
6/15/31 @ 100 48,450
22,000 IQVIA, Inc., 6.25%, 6/1/32, Callable 6/1/28 @
103.13(b) 22,247
14,000 LifePoint Health, Inc., 10.00%, 6/1/32, Callable
6/1/27 @ 105(b) 14,263
15,000 Molina Healthcare, Inc., 3.88%, 11/15/30, Callable
8/17/30 @ 100(b) 13,406
21,000 Molina Healthcare, Inc., 6.50%, 2/15/31, Callable
12/15/27 @ 103.25(b) 20,580
31,000 Molina Healthcare, Inc., 6.25%, 1/15/33, Callable
1/15/28 @ 103.13(b) 29,876
21,000 National Mentor Holdings, Inc., 10.50%, 12/15/30,
Callable 12/15/27 @ 105.25(b) 21,499
10,000 Radiology Partners, Inc., 8.50%, 7/15/32, Callable
7/15/28 @ 104.25(b) 9,912
13,000 Surgery Center Holdings, Inc., 7.25%, 4/15/32,
Callable 4/15/27 @ 103.63(b) 12,707
87,000 Tenet Healthcare Corp., 6.13%, 10/1/28, Callable
5/2/26 @ 100 86,783
30,000 Tenet Healthcare Corp., 4.38%, 1/15/30, Callable
4/17/26 @ 101.09 28,950
10,000 Tenet Healthcare Corp., 5.50%, 11/15/32, Callable
11/15/28 @ 102.75(b) 9,875
10,000 Tenet Healthcare Corp., 6.00%, 11/15/33, Callable
11/15/28 @ 103(b) 10,100
34,000 US Acute Care Solutions LLC, 9.75%, 5/15/29,
Callable 5/15/26 @ 104.88(b) 32,810
1,754,431
Health Care REITs (0.5%):
98,000 Healthcare Realty Holdings LP, 3.10%, 2/15/30,
Callable 11/15/29 @ 100 92,194
66,000 MPT Operating Partnership LP/MPT Finance Corp.,
5.00%, 10/15/27, Callable 5/2/26 @ 100^ 61,298
10,000 MPT Operating Partnership LP/MPT Finance Corp.,
4.63%, 8/1/29, Callable 4/12/26 @ 101.16 7,762
Principal Amount Value
Corporate Bonds, continued
Health Care REITs, continued
$ 25,000 MPT Operating Partnership LP/MPT Finance Corp.,
3.50%, 3/15/31, Callable 4/12/26 @ 101.75 $ 16,344
435,000 Omega Healthcare Investors, Inc., 3.63%, 10/1/29,
Callable 7/1/29 @ 100 417,501
20,000 Omega Healthcare Investors, Inc., 3.25%, 4/15/33,
Callable 1/15/33 @ 100 17,588
612,687
Hotel & Resort REITs (0.0%
†
):
10,000 RHP Hotel Properties LP/RHP Finance Corp., 6.50%,
6/15/33, Callable 6/15/28 @ 103.25(b) 10,138
Hotels, Restaurants & Leisure (0.2%):
48,000 Fertitta Entertainment LLC/Fertitta Entertainment
Finance Co., Inc., 6.75%, 1/15/30, Callable 5/2/26
@ 101.69(b) 44,640
55,000 Hilton Domestic Operating Co., Inc., 5.88%,
3/15/33, Callable 3/15/28 @ 102.94(b) 55,344
15,000 Hilton Domestic Operating Co., Inc., 5.75%,
9/15/33, Callable 7/1/28 @ 102.88(b) 14,906
10,000 Hilton Domestic Operating Co., Inc., 5.50%,
3/31/34, Callable 12/1/28 @ 102.75(b) 9,737
13,000 Hilton Grand Vacations Borrower LLC/Hilton Grand
Vacations Borrower, Inc., 6.63%, 1/15/32, Callable
1/15/27 @ 103.31(b) 12,821
15,000 Life Time, Inc., 6.00%, 11/15/31, Callable 11/15/27
@ 103(b) 15,056
19,000 Light & Wonder International, Inc., 6.25%, 10/1/33,
Callable 10/1/28 @ 103.13(b) 18,573
10,000 Lightning Power LLC, 7.25%, 8/15/32, Callable
8/15/27 @ 103.63(b) 10,413
25,000 TKC Holdings, Inc., 8.50%, 8/15/30, Callable
8/15/27 @ 104.25(b) 25,094
13,000 TKC Holdings, Inc., 12.00%, 2/15/31, Callable
2/15/28 @ 106(b) 13,406
219,990
Household Durables (0.2%):
8,000 Acushnet Co., 5.63%, 12/1/33, Callable 12/1/28 @
102.81(b) 7,920
15,000 Beazer Homes USA, Inc., 7.50%, 3/15/31, Callable
3/15/27 @ 103.75(b) 14,587
15,000 Century Communities, Inc., 6.63%, 9/15/33,
Callable 9/15/28 @ 103.31(b) 14,588
16,000 Dream Finders Homes, Inc., 6.88%, 9/15/30,
Callable 9/15/27 @ 103.44(b) 15,240
49,000 LGI Homes, Inc., 7.00%, 11/15/32, Callable
11/15/27 @ 103.5(b) 45,080
14,000 Risewell Homes, Inc., 8.50%, 11/1/30, Callable
11/1/27 @ 104.25(b) 13,650
15,000 Taylor Morrison Communities, Inc., 5.75%,
11/15/32, Callable 5/15/32 @ 100(b) 14,944
15,000 TopBuild Corp., 4.13%, 2/15/32, Callable 10/15/26
@ 102.06(b) 13,744
11,000 TopBuild Corp., 5.63%, 1/31/34, Callable 9/30/28
@ 102.81(b) 10,725
1,000 Weber Blackstone Term, 0.00%, 10/1/32 975
25,000 Whirlpool Corp., 6.13%, 6/15/30, Callable 3/15/30
@ 100 24,250
57,000 Whirlpool Corp., 6.50%, 6/15/33, Callable 3/15/33
@ 100 53,865

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Household Durables, continued
$ 5,000 Whirlpool Corp., 5.75%, 3/1/34, Callable 12/1/33
@ 100^ $ 4,459
234,027
Independent Power and Renewable Electricity Producers
(0.3%):
280,000 AES Corp. (The), 3.95%, 7/15/30, Callable 4/15/30
@ 100(b) 266,720
11,000 AES Corp. (The), 6.95% (H15T5Y), 7/15/55, Callable
4/15/30 @ 100 10,258
15,000 Clearway Energy Operating LLC, 4.75%, 3/15/28,
Callable 4/12/26 @ 100(b) 14,831
20,000 Clearway Energy Operating LLC, 3.75%, 1/15/32,
Callable 1/15/27 @ 101.88(b) 18,275
15,000 Clearway Energy Operating LLC, 5.75%, 1/15/34,
Callable 1/15/29 @ 102.88(b) 14,700
20,000 Sunnova Energy Corp., 5.88%, 9/1/26, Callable
5/2/26 @ 100(b)(d) 41
20,000 Talen Energy Supply LLC, 6.25%, 2/1/34, Callable
10/15/28 @ 103.13(b) 19,775
20,000 Talen Energy Supply LLC, 6.50%, 2/1/36, Callable
10/15/30 @ 103.25(b) 19,950
45,000 Vistra Operations Co. LLC, 5.00%, 7/31/27, Callable
4/12/26 @ 100(b) 44,888
409,438
Insurance (0.5%):
22,000 APH Somerset Investor 2 LLC/APH2 Somerset
Investor 2 LLC/APH3 Somerset Investor 2 LLC,
7.88%, 11/1/29, Callable 11/1/26 @ 103.94(b) 19,855
40,000 Asurion LLC And Asurion Co. Issuer, Inc., 8.00%,
12/31/32, Callable 12/31/28 @ 104(b) 41,350
30,000 Asurion LLC And Asurion Co. Issuer, Inc., 8.38%,
2/1/34, Callable 2/1/29 @ 104.19(b) 29,138
224,000 Athene Global Funding, 5.34%, 1/15/27(b) 225,791
120,000 Athene Global Funding, 4.61% (SOFR), 4/19/27(b) 120,115
101,000 Athene Global Funding, 5.58%, 1/9/29(b) 102,003
28,000 Team Services Holding, Inc., 9.00%, 2/15/33,
Callable 2/15/29 @ 104.5^(b) 27,300
565,552
Interactive Media & Services (0.0%
†
):
11,000 Snap, Inc., 6.88%, 3/1/33, Callable 3/1/28 @
103.44(b) 10,450
10,000 Snap, Inc., 6.88%, 3/15/34, Callable 9/15/28 @
103.44(b) 9,400
19,850
IT Services (0.1%):
19,000 Cipher Compute LLC, 7.13%, 11/15/30, Callable
11/15/27 @ 103.56(b) 19,736
25,000 CoreWeave, Inc., 9.25%, 6/1/30, Callable 6/1/27
@ 104.63(b) 24,156
67,000 CoreWeave, Inc., 9.00%, 2/1/31, Callable 2/1/28
@ 104.5(b) 63,399
25,000 Flash Compute LLC, 7.25%, 12/31/30, Callable
12/31/27 @ 103.63(b) 25,188
132,479
Leisure Products (0.0%
†
):
21,000 MajorDrive Holdings IV LLC, 6.38%, 6/1/29, Callable
5/2/26 @ 101.59(b) 15,383
Principal Amount Value
Corporate Bonds, continued
Machinery (0.1%):
$ 10,000 Allison Transmission, Inc., 5.88%, 12/1/33, Callable
12/1/28 @ 102.94(b) $ 9,925
14,000 Columbus McKinnon Corp., 7.13%, 2/1/33, Callable
2/1/29 @ 103.56(b) 13,895
5,000 Enpro, Inc., 6.13%, 6/1/33, Callable 6/1/28 @
103.06(b) 5,044
5,000 Synergy Infrastructure Holdings LLC, 7.88%,
12/1/30, Callable 12/1/27 @ 103.94(b) 5,081
25,000 United Rentals North America, Inc., 5.38%,
11/15/33, Callable 11/15/28 @ 102.69(b) 24,407
25,000 United Rentals North America, Inc., 6.13%,
3/15/34, Callable 3/15/29 @ 103.06(b) 25,280
83,632
Media (1.0%):
5,000 CCO Holdings LLC CCO Holdings Capital Corp.,
7.00%, 2/1/33, Callable 2/1/29 @ 103.5(b) 4,994
5,000 CCO Holdings LLC CCO Holdings Capital Corp.,
7.38%, 2/1/36, Callable 2/1/31 @ 103.69^(b) 4,938
25,000 CCO Holdings LLC/CCO Holdings Capital Corp.,
4.25%, 2/1/31, Callable 5/2/26 @ 102.13(b) 22,750
10,000 CCO Holdings LLC/CCO Holdings Capital Corp.,
4.75%, 2/1/32, Callable 2/1/27 @ 102.38(b) 9,025
25,000 CCO Holdings LLC/CCO Holdings Capital Corp.,
4.50%, 5/1/32, Callable 5/1/26 @ 102.25 22,281
15,000 CCO Holdings LLC/CCO Holdings Capital Corp.,
4.50%, 6/1/33, Callable 6/1/27 @ 102.25(b) 13,050
17,000 CCO Holdings LLC/CCO Holdings Capital Corp.,
4.25%, 1/15/34, Callable 1/15/28 @ 102.13^(b) 14,535
68,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 6.10%, 6/1/29,
Callable 5/1/29 @ 100 70,325
16,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 2.30%, 2/1/32,
Callable 11/1/31 @ 100^ 13,697
137,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 4.40%, 4/1/33,
Callable 1/1/33 @ 100 127,488
69,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 6.55%, 6/1/34,
Callable 3/1/34 @ 100 71,420
80,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 5.38%, 5/1/47,
Callable 11/1/46 @ 100 64,040
109,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 5.75%, 4/1/48,
Callable 10/1/47 @ 100 90,743
103,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 4.80%, 3/1/50,
Callable 9/1/49 @ 100 75,812
10,000 Clear Channel Outdoor Holdings, Inc., 7.75%,
4/15/28, Callable 5/2/26 @ 100(b) 10,012
20,000 Clear Channel Outdoor Holdings, Inc., 7.50%,
6/1/29, Callable 5/2/26 @ 101.88(b) 20,050
15,000 Clear Channel Outdoor Holdings, Inc., 7.88%,
4/1/30, Callable 10/1/26 @ 103.94(b) 15,675
20,000 Clear Channel Outdoor Holdings, Inc., 7.13%,
2/15/31, Callable 8/15/27 @ 103.56(b) 20,900
20,000 Clear Channel Outdoor Holdings, Inc., 7.50%,
3/15/33, Callable 9/15/28 @ 103.75(b) 21,100

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Media, continued
$ 100,000 CSC Holdings LLC, 4.13%, 12/1/30, Callable 5/2/26
@ 102.06(b) $ 59,750
24,000 CSC Holdings LLC, 4.63%, 12/1/30, Callable 5/2/26
@ 102.31(b) 8,520
15,000 CSC Holdings LLC, 4.50%, 11/15/31, Callable
11/15/26 @ 102.25(b) 8,850
8,000 DISH DBS Corp., 7.75%, 7/1/26 7,950
14,000 DISH DBS Corp., 5.25%, 12/1/26, Callable 6/1/26
@ 100(b) 13,843
14,000 EW Scripps Co. (The), 9.88%, 8/15/30, Callable
8/15/27 @ 104.94(b) 13,510
4,842 Grubhub Holdings, Inc., 13.00%, 7/31/30, Callable
3/31/27 @ 106.5(b) 3,807
20,000 Lamar Media Corp., 5.38%, 11/1/33, Callable
11/1/28 @ 102.69(b) 19,550
16,000 Neptune Bidco US, Inc., 9.50%, 2/15/33, Callable
2/15/29 @ 104.75(b) 15,400
15,000 Nexstar Media, Inc., 6.50%, 9/15/33, Callable
3/15/29 @ 103.25(b) 15,112
243,000 Time Warner Cable LLC, 6.75%, 6/15/39 239,156
107,000 Time Warner Cable, Inc., 4.50%, 9/15/42, Callable
3/15/42 @ 100 79,832
42,000 Univision Communications, Inc., 8.50%, 7/31/31,
Callable 7/31/27 @ 104.25(b) 42,263
15,000 Univision Communications, Inc., 9.38%, 8/1/32,
Callable 8/1/28 @ 104.69(b) 15,431
1,235,809
Metals & Mining (0.1%):
15,000 Century Aluminum Co., 6.88%, 8/1/32, Callable
8/1/28 @ 103.44(b) 15,469
10,000 Cleveland-Cliffs, Inc., 7.38%, 5/1/33, Callable 5/1/28
@ 103.69(b) 9,788
10,000 Cleveland-Cliffs, Inc., 7.63%, 1/15/34, Callable
1/15/29 @ 103.81(b) 9,775
10,000 Commercial Metals Co., 4.13%, 1/15/30, Callable
4/12/26 @ 101.03 9,475
15,000 Commercial Metals Co., 5.75%, 11/15/33, Callable
11/15/28 @ 102.88(b) 14,813
20,000 Commercial Metals Co., 6.00%, 12/15/35, Callable
12/15/30 @ 103(b) 19,725
11,000 Kaiser Aluminum Corp., 5.88%, 3/1/34, Callable
3/1/29 @ 102.94(b) 10,766
20,000 Novelis Corp., 3.88%, 8/15/31, Callable 8/15/26 @
101.94(b) 17,800
10,000 Novelis Corp., 6.38%, 8/15/33, Callable 8/15/28 @
103.19(b) 9,787
117,398
Mortgage Real Estate Investment Trusts (REITs) (0.1%):
17,000 BW Real Estate, Inc., 9.50% (H15T5Y), Callable
3/30/30 @ 100(b) 17,037
15,000 Rithm Capital Corp., 8.00%, 4/1/29, Callable
4/12/26 @ 104(b) 14,738
10,000 Rithm Capital Corp., 8.00%, 7/15/30, Callable
7/15/27 @ 104(b) 9,637
10,000 Starwood Property Trust, Inc., 5.25%, 10/15/28,
Callable 7/15/28 @ 100(b) 9,889
15,000 Starwood Property Trust, Inc., 6.50%, 7/1/30,
Callable 1/1/30 @ 100(b) 15,169
Principal Amount Value
Corporate Bonds, continued
Mortgage Real Estate Investment Trusts (REITs), continued
$ 20,000 Starwood Property Trust, Inc., 6.50%, 10/15/30,
Callable 4/15/30 @ 100(b) $ 20,250
10,000 Starwood Property Trust, Inc., 5.75%, 1/15/31,
Callable 7/15/30 @ 100(b) 9,787
96,507
Office REITs (0.9%):
421,000 Brandywine Operating Partnership LP, 3.95%,
11/15/27, Callable 8/15/27 @ 100 403,145
288,000 Brandywine Operating Partnership LP, 8.30%,
3/15/28, Callable 2/15/28 @ 100 293,020
27,000 COPT Defense Properties LP, 2.00%, 1/15/29,
Callable 11/15/28 @ 100 25,181
11,000 COPT Defense Properties LP, 4.50%, 10/15/30,
Callable 9/15/30 @ 100 10,820
85,000 COPT Defense Properties LP, 2.75%, 4/15/31,
Callable 1/15/31 @ 100 76,748
290,000 Hudson Pacific Properties LP, 4.65%, 4/1/29,
Callable 1/1/29 @ 100^ 246,500
35,000 Piedmont Operating Partnership LP, 2.75%, 4/1/32,
Callable 1/1/32 @ 100 29,387
1,084,801
Oil, Gas & Consumable Fuels (2.8%):
10,000 Antero Midstream Partners LP/Antero Midstream
Finance Corp., 5.75%, 10/15/33, Callable 10/15/28
@ 102.88(b) 9,875
20,000 Antero Midstream Partners LP/Antero Midstream
Finance Corp., 5.75%, 7/1/34, Callable 1/1/29 @
102.88(b) 19,700
10,000 Ascent Resources Utica Holdings LLC/ARU Finance
Corp., 6.63%, 10/15/32, Callable 10/15/27 @
103.31(b) 10,125
5,000 Ascent Resources Utica Holdings LLC/ARU Finance
Corp., 6.63%, 7/15/33, Callable 7/15/28 @
103.31(b) 5,069
15,000 California Resources Corp., 8.25%, 6/15/29, Callable
6/15/26 @ 104.13(b) 15,675
20,000 California Resources Corp., 7.00%, 1/15/34, Callable
1/15/29 @ 103.5(b) 20,100
26,000 Calumet Specialty Products Partners LP/Calumet
Finance Corp., 9.75%, 7/15/28, Callable 4/12/26
@ 104.88(b) 26,845
10,000 Calumet Specialty Products Partners LP/Calumet
Finance Corp., 9.75%, 2/15/31, Callable 2/15/28
@ 104.88(b) 10,587
34,000 Cheniere Energy, Inc., 5.20%, 7/30/36, Callable
1/30/36 @ 100(b) 33,607
32,000 Cheniere Energy, Inc., 6.00%, 7/30/56, Callable
1/30/56 @ 100(b) 31,702
6,000 CITGO Petroleum Corp., 8.38%, 1/15/29, Callable
5/2/26 @ 104.19(b) 6,195
40,000 CNX Midstream Partners LP, 4.75%, 4/15/30,
Callable 5/2/26 @ 101.19(b) 38,100
15,000 CNX Resources Corp., 5.88%, 3/1/34, Callable
3/1/29 @ 102.94(b) 14,587
20,000 Columbia Pipelines Operating Co. LLC, 5.93%,
8/15/30, Callable 6/15/30 @ 100(b) 20,938
55,000 Columbia Pipelines Operating Co. LLC, 6.04%,
11/15/33, Callable 8/15/33 @ 100(b) 57,845

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$ 16,000 Columbia Pipelines Operating Co. LLC, 6.50%,
8/15/43, Callable 2/15/43 @ 100(b) $ 16,598
30,000 Columbia Pipelines Operating Co. LLC, 6.54%,
11/15/53, Callable 5/15/53 @ 100(b) 31,401
18,000 Columbia Pipelines Operating Co. LLC, 6.71%,
8/15/63, Callable 2/15/63 @ 100(b) 19,179
40,000 Comstock Resources, Inc., 6.75%, 3/1/29, Callable
4/17/26 @ 101.13(b) 39,450
10,000 CVR Energy, Inc., 7.50%, 2/15/31, Callable 2/15/28
@ 103.75(b) 10,050
7,000 CVR Energy, Inc., 7.88%, 2/15/34, Callable 2/15/29
@ 103.94(b) 7,017
13,000 DBR Land Holdings LLC, 6.25%, 12/1/30, Callable
12/1/27 @ 103.13(b) 13,130
60,000 DCP Midstream Operating LP, 5.13%, 5/15/29,
Callable 2/15/29 @ 100 60,773
100,000 DCP Midstream Operating LP, 5.60%, 4/1/44,
Callable 10/1/43 @ 100 94,795
25,000 Delek Logistics Partners LP/Delek Logistics Finance
Corp., 7.13%, 6/1/28, Callable 5/2/26 @ 101.78(b) 24,969
20,000 Delek Logistics Partners LP/Delek Logistics Finance
Corp., 8.63%, 3/15/29, Callable 4/12/26 @
104.31(b) 20,625
10,000 Delek Logistics Partners LP/Delek Logistics Finance
Corp., 7.38%, 6/30/33, Callable 6/30/28 @
103.69(b) 10,037
190,000 Energy Transfer LP, 4.95%, 6/15/28, Callable
3/15/28 @ 100 191,404
25,000 Energy Transfer LP, 7.38%, 2/1/31, Callable 4/17/26
@ 103.69(b) 25,935
87,000 Energy Transfer LP, 5.00%, 5/15/50, Callable
11/15/49 @ 100 71,856
2,000 Energy Transfer LP, 6.75% (H15T5Y), 2/15/56,
Callable 11/15/35 @ 100 1,982
7,000 Energy Transfer LP, 6.50% (H15T5Y), 2/15/56,
Callable 11/15/30 @ 100 6,886
8,000 Energy Transfer LP, Series G, 7.13% (H15T5Y),
Callable 5/15/30 @ 100 8,100
30,000 Genesis Energy, LP Genesis Energy Finance Corp.,
6.75%, 3/15/34, Callable 3/15/29 @ 103.38 29,700
10,000 Global Partners LP/GLP Finance Corp., 8.25%,
1/15/32, Callable 1/15/27 @ 104.13(b) 10,300
5,000 Global Partners LP/GLP Finance Corp., 7.13%,
7/1/33, Callable 7/1/28 @ 103.56(b) 5,000
25,000 Gran Tierra Energy, Inc., 9.75%, 4/15/31, Callable
4/15/28 @ 104.88(b) 21,937
20,000 Harvest Midstream I LP, 7.50%, 5/15/32, Callable
5/15/27 @ 103.75(b) 20,350
150,000 Hess Corp., 4.30%, 4/1/27, Callable 1/1/27 @ 100 150,075
109,000 Hess Corp., 7.30%, 8/15/31 122,193
25,000 Hess Midstream Operations LP, 5.13%, 6/15/28,
Callable 5/2/26 @ 100.85(b) 24,875
10,000 Howard Midstream Energy Partners LLC, 7.38%,
7/15/32, Callable 7/15/27 @ 103.69(b) 10,338
10,000 Howard Midstream Energy Partners LLC, 6.63%,
1/15/34, Callable 1/15/29 @ 103.31(b) 9,975
25,000 Kinetik Holdings LP, 6.63%, 12/15/28, Callable
5/2/26 @ 103.31(b) 25,406
Principal Amount Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$ 15,000 Kinetik Holdings LP, 5.88%, 6/15/30, Callable
5/2/26 @ 102.94(b) $ 14,981
12,000 Kosmos Energy, Ltd., 7.75%, 5/1/27, Callable
4/12/26 @ 100(b) 11,940
15,000 Kosmos Energy, Ltd., 7.50%, 3/1/28, Callable
5/2/26 @ 100(b) 14,287
16,000 Kosmos Energy, Ltd., 8.75%, 10/1/31, Callable
10/1/27 @ 104.38(b) 13,980
408,000 Mesquite Energy, Inc., 7.25% 41
20,000 Moss Creek Resources Holdings, Inc., 8.25%,
9/1/31, Callable 9/1/27 @ 104.13(b) 19,975
200,000 MPLX LP, 4.95%, 9/1/32, Callable 6/1/32 @ 100 198,496
112,000 Occidental Petroleum Corp., 7.50%, 5/1/31 124,320
33,000 ONEOK, Inc., 4.25%, 9/24/27, Callable 8/24/27
@ 100 32,881
34,000 ONEOK, Inc., 4.40%, 10/15/29, Callable 9/15/29
@ 100 33,756
67,000 ONEOK, Inc., 4.75%, 10/15/31, Callable 8/15/31
@ 100 66,272
25,000 PBF Holding Co. LLC/PBF Finance Corp., 6.00%,
2/15/28, Callable 5/2/26 @ 100 24,875
10,000 PBF Holding Co. LLC/PBF Finance Corp., 9.88%,
3/15/30, Callable 3/15/27 @ 104.94(b) 10,725
10,000 PBF Holding Co. LLC/PBF Finance Corp., 7.88%,
9/15/30, Callable 9/15/26 @ 103.94(b) 10,275
35,000 Plains All American Pipeline LP, Series B, 8.02%
(TSFR3M), Callable 5/2/26 @ 100 35,089
15,000 Prairie Acquiror LP, 9.00%, 8/1/29, Callable 5/2/26
@ 104.5(b) 15,450
10,000 Rockies Express Pipeline LLC, 6.75%, 3/15/33,
Callable 3/15/28 @ 103.38(b) 10,300
230,000 Sabine Pass Liquefaction LLC, 4.50%, 5/15/30,
Callable 11/15/29 @ 100 228,006
10,000 Sunoco, LP, 5.63%, 3/15/31, Callable 9/15/27 @
102.81(b) 9,913
20,000 Sunoco, LP, 5.38%, 7/15/31, Callable 3/15/28 @
102.69(b) 19,775
20,000 Sunoco, LP, 6.63%, 8/15/32, Callable 8/15/27 @
103.31(b) 20,300
10,000 Sunoco, LP, 5.88%, 3/15/34, Callable 9/15/28 @
102.94(b) 9,863
15,000 Sunoco, LP, 5.63%, 7/15/34, Callable 3/15/29 @
102.81(b) 14,700
25,000 Sunoco, LP, 7.88% (H15T5Y), Callable 9/18/30 @
100(b) 25,477
45,000 Sunoco, LP/Sunoco Finance Corp., 5.88%, 3/15/28,
Callable 5/2/26 @ 100 44,944
56,000 Tallgrass Energy Partners LP/Tallgrass Energy
Finance Corp., 6.00%, 12/31/30, Callable 5/2/26
@ 103(b) 55,580
45,000 Tallgrass Energy Partners LP/Tallgrass Energy
Finance Corp., 6.00%, 9/1/31, Callable 9/1/26 @
103(b) 44,213
15,000 Tallgrass Energy Partners LP/Tallgrass Energy
Finance Corp., 6.75%, 3/15/34, Callable 3/15/29
@ 103.38(b) 15,019
29,000 Targa Resources Corp., 4.35%, 1/15/29, Callable
12/15/28 @ 100 28,798

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$ 43,000 Targa Resources Corp., 4.90%, 9/15/30, Callable
8/15/30 @ 100 $ 43,301
33,000 Targa Resources Corp., 4.35%, 4/15/31, Callable
3/15/31 @ 100 32,302
105,000 Targa Resources Corp., 5.65%, 2/15/36, Callable
11/15/35 @ 100 105,808
11,000 USA Compression Partners LP/USA Compression
Finance Corp., 6.25%, 10/1/33, Callable 10/1/28
@ 103.13(b) 10,945
15,000 Venture Global Plaquemines LNG LLC, 6.13%,
12/15/30, Callable 9/15/30 @ 100(b) 15,394
15,000 Venture Global Plaquemines LNG LLC, 7.50%,
5/1/33, Callable 12/1/32 @ 100(b) 16,444
20,000 Venture Global Plaquemines LNG LLC, 6.50%,
1/15/34, Callable 7/15/33 @ 100(b) 20,850
10,000 Venture Global Plaquemines LNG LLC, 6.50%,
6/15/34, Callable 12/15/33 @ 100(b) 10,375
33,000 Venture Global Plaquemines LNG LLC, 6.75%,
1/15/36, Callable 7/15/35 @ 100(b) 34,897
6,000 WBI Operating LLC, 6.25%, 10/15/30, Callable
10/15/27 @ 103.13(b) 6,045
15,000 WBI Operating LLC, 6.50%, 10/15/33, Callable
10/15/28 @ 103.25(b) 14,850
400,000 Western Midstream Operating LP, 4.50%, 3/1/28,
Callable 12/1/27 @ 100 399,472
220,000 Williams Cos., Inc. (The), 4.65%, 8/15/32, Callable
5/15/32 @ 100 217,315
3,487,515
Passenger Airlines (0.1%):
22,000 JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%,
9/20/31, Callable 8/27/27 @ 104.94(b) 20,790
13,000 United Airlines Holdings, Inc., 4.88%, 3/1/29,
Callable 12/1/28 @ 100 12,740
14,000 United Airlines Holdings, Inc., 5.38%, 3/1/31,
Callable 9/1/30 @ 100 13,720
21,000 VistaJet Malta Finance plc/Vista Management
Holding, Inc., 7.88%, 5/1/27, Callable 5/2/26 @
100(b) 20,613
21,000 VistaJet Malta Finance plc/Vista Management
Holding, Inc., 6.38%, 2/1/30, Callable 5/2/26 @
101.59(b) 18,007
85,870
Pharmaceuticals (0.1%):
31,000 Organon & Co./Organon Foreign Debt Co-Issuer BV,
4.13%, 4/30/28, Callable 5/2/26 @ 100(b) 30,031
19,000 Organon & Co./Organon Foreign Debt Co-Issuer BV,
5.13%, 4/30/31, Callable 5/2/26 @ 102.56(b) 15,461
8,000 Organon & Co./Organon Foreign Debt Co-Issuer BV,
6.75%, 5/15/34, Callable 5/15/29 @ 103.38(b) 7,100
24,000 Organon & Co./Organon Foreign Debt Co-Issuer BV,
7.88%, 5/15/34, Callable 5/15/29 @ 103.94(b) 19,740
– Spin Holdco, Inc. Term, 0.00%, 9/4/30(b) —
72,332
Professional Services (0.1%):
20,000 CACI International, Inc., 6.38%, 6/15/33, Callable
6/15/28 @ 103.19(b) 20,300
11,000 Paychex, Inc., 5.10%, 4/15/30, Callable 3/15/30
@ 100 11,099
Principal Amount Value
Corporate Bonds, continued
Professional Services, continued
$ 15,000 Paychex, Inc., 5.35%, 4/15/32, Callable 2/15/32
@ 100 $ 15,066
12,000 Paychex, Inc., 5.60%, 4/15/35, Callable 1/15/35
@ 100 11,997
15,000 Verisk Analytics, Inc., 4.45%, 3/15/31, Callable
2/15/31 @ 100 14,740
73,202
Real Estate Management & Development (0.1%):
9,000 Anywhere Real Estate Group LLC/Anywhere
Co.-Issuer Corp., Class I, 7.00%, 4/15/30, Callable
4/17/26 @ 101.31(b) 9,000
5,000 Anywhere Real Estate Group LLC/Realogy Co.-Issuer
Corp., 5.75%, 1/15/29, Callable 4/17/26 @ 100(b) 4,819
5,000 Anywhere Real Estate Group LLC/Realogy Co.-
Issuer Corp., 9.75%, 4/15/30, Callable 4/15/27 @
104.88(b) 5,281
25,000 Cyprium Corp./Cyprium Holdings Luxembourg Sarl,
6.13%, 4/15/31, Callable 4/15/28 @ 103.06(b) 24,562
25,000 Cyprium Corp./Cyprium Holdings Luxembourg Sarl,
6.38%, 4/15/34, Callable 4/15/29 @ 103.19(b) 24,344
15,000 Forestar Group, Inc., 6.50%, 3/15/33, Callable
3/15/28 @ 103.25(b) 14,738
20,000 Howard Hughes Corp. (The), 4.38%, 2/1/31,
Callable 4/17/26 @ 102.19(b) 18,250
15,000 Kennedy-Wilson, Inc., 4.75%, 2/1/30, Callable
5/2/26 @ 101.19 14,963
10,000 Rhp Hotel Properties, LP Rhp Finance Corp., 5.75%,
3/15/34, Callable 3/15/29 @ 102.88(b) 9,862
125,819
Retail REITs (1.0%):
22,000 Kite Realty Group Trust, 4.75%, 9/15/30, Callable
6/15/30 @ 100 21,994
31,000 Phillips Edison Grocery Center Operating Partnership
I LP, 4.75%, 3/15/33, Callable 1/15/33 @ 100 30,125
230,000 Sabra Health Care LP, 3.20%, 12/1/31, Callable
9/1/31 @ 100 207,287
112,000 Store Capital LLC, 2.75%, 11/18/30, Callable
8/18/30 @ 100 100,864
87,000 Sun Communities Operating LP, 2.30%, 11/1/28,
Callable 9/1/28 @ 100 82,331
232,000 Sun Communities Operating LP, 2.70%, 7/15/31,
Callable 4/15/31 @ 100 207,196
387,000 Tanger Properties LP, 3.13%, 9/1/26, Callable
6/1/26 @ 100 384,827
237,000 Tanger Properties LP, 2.75%, 9/1/31, Callable
6/1/31 @ 100 211,697
1,246,321
Semiconductors & Semiconductor Equipment (0.5%):
10,000 Amkor Technology, Inc., 5.88%, 10/1/33, Callable
10/1/28 @ 102.94(b) 9,925
597,000 Broadcom, Inc., 2.60%, 2/15/33, Callable 11/15/32
@ 100 518,940
55,000 Broadcom, Inc., 3.42%, 4/15/33, Callable 1/15/33
@ 100 50,214
25,000 Entegris, Inc., 3.63%, 5/1/29, Callable 5/2/26 @
100.91(b) 23,625
40,000 Entegris, Inc., 5.95%, 6/15/30, Callable 4/12/26 @
102.98(b) 40,250

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Semiconductors & Semiconductor Equipment, continued
$ 10,000 ON Semiconductor Corp., 3.88%, 9/1/28, Callable
5/2/26 @ 100(b) $ 9,637
5,682 Wolfspeed, Inc., 13.88%, 6/23/30, Callable 6/23/26
@ 109.88(b) 6,236
7,548 Wolfspeed, Inc., 7.00%, 6/15/31, Callable 9/29/27
@ 100 5,982
664,809
Software (0.4%):
35,000 Cloud Software Group, Inc., 9.00%, 9/30/29,
Callable 5/2/26 @ 104.5(b) 33,600
10,000 Oracle Corp., 4.78% (SOFRINDX), 2/4/29 9,932
43,000 Oracle Corp., 4.45%, 9/26/30, Callable 8/26/30
@ 100 41,399
13,000 Oracle Corp., 4.95%, 2/4/31, Callable 1/4/31 @ 100 12,707
71,000 Oracle Corp., 4.80%, 9/26/32, Callable 7/26/32
@ 100 67,413
15,000 Oracle Corp., 5.35%, 5/4/33, Callable 3/4/33 @ 100 14,563
65,000 Oracle Corp., 5.20%, 9/26/35, Callable 6/26/35
@ 100 60,600
7,000 Oracle Corp., 5.70%, 2/4/36, Callable 11/4/35 @
100 6,715
91,000 Oracle Corp., 3.60%, 4/1/40, Callable 10/1/39 @
100 65,490
40,000 Oracle Corp., 5.88%, 9/26/45, Callable 3/26/45
@ 100 34,504
7,000 Oracle Corp., 6.55%, 2/4/46, Callable 8/4/45 @ 100 6,513
50,000 Oracle Corp., 5.95%, 9/26/55, Callable 3/26/55
@ 100 41,979
7,000 Oracle Corp., 6.70%, 2/4/56, Callable 8/4/55 @ 100 6,453
52,000 Oracle Corp., 6.10%, 9/26/65, Callable 3/26/65
@ 100 42,740
2,000 Oracle Corp., 6.85%, 2/4/66, Callable 8/4/65 @ 100 1,827
446,435
Specialized REITs (0.4%):
10,000 Millrose Properties, Inc., 6.38%, 8/1/30, Callable
8/1/27 @ 103.19(b) 9,963
10,000 Millrose Properties, Inc., 6.25%, 9/15/32, Callable
9/15/28 @ 103.13(b) 9,800
21,000 VICI Properties LP, 4.75%, 4/1/28, Callable 3/1/28
@ 100 21,026
390,000 VICI Properties LP, 4.95%, 2/15/30, Callable
12/15/29 @ 100 389,251
17,000 VICI Properties LP, 5.75%, 4/1/34, Callable 1/1/34
@ 100 17,132
447,172
Specialty Retail (0.4%):
14,000 Advance Auto Parts, Inc., 7.38%, 8/1/33, Callable
8/1/28 @ 103.69(b) 14,172
47,000 AutoNation, Inc., 4.75%, 6/1/30, Callable 3/1/30
@ 100 46,572
200,000 AutoZone, Inc., 4.00%, 4/15/30, Callable 1/15/30
@ 100 195,013
41,000 Carvana Co., 5.88%, 10/1/28, Callable 4/12/26 @
101.47(b) 40,283
10,000 Carvana Co., 4.88%, 9/1/29, Callable 9/1/26 @
100(b) 9,300
35,000 Carvana Co., 10.25%, 5/1/30, Callable 5/1/27 @
105.13(b) 37,450
Principal Amount Value
Corporate Bonds, continued
Specialty Retail, continued
$ 20,000 Michaels Cos., Inc. (The), 8.50%, 3/15/33, Callable
3/15/29 @ 104.25(b) $ 19,400
20,000 Michaels Cos., Inc. (The), 11.00%, 3/15/34, Callable
3/15/29 @ 105.5(b) 18,600
25,000 Railworks Holdings LP/Railworks Rally, Inc., 8.25%,
11/15/28, Callable 5/2/26 @ 102.06(b) 24,938
19,000 Staples, Inc., 10.75%, 9/1/29, Callable 9/1/26 @
105.38(b) 17,528
20,000 Staples, Inc., 12.75%, 1/15/30, Callable 6/15/27
@ 106.38(b) 13,400
35,000 Wayfair LLC, 7.25%, 10/31/29, Callable 10/31/26
@ 103.63(b) 35,700
38,000 Wayfair LLC, 7.75%, 9/15/30, Callable 9/15/27 @
103.88(b) 39,425
27,000 Wayfair LLC, 6.75%, 11/15/32, Callable 11/15/28
@ 103.38(b) 27,202
538,983
Technology Hardware, Storage & Peripherals (0.3%):
58,000 Dell International LLC/EMC Corp., 4.15%, 2/15/29,
Callable 1/15/29 @ 100 57,450
100,000 Dell International LLC/EMC Corp., 4.50%, 2/15/31,
Callable 1/15/31 @ 100 98,711
75,000 Dell International LLC/EMC Corp., 4.75%, 10/6/32,
Callable 8/6/32 @ 100 73,837
130,000 Dell International LLC/EMC Corp., 5.10%, 2/15/36,
Callable 11/15/35 @ 100 126,932
356,930
Textiles, Apparel & Luxury Goods (0.0%
†
):
36,892 Beach Acquisition Bidco LLC, 10.00%, 7/15/33,
Callable 7/15/28 @ 103(b) 39,197
Trading Companies & Distributors (0.1%):
42,000 Air Lease Corp., Series C, 4.13% (H15T5Y), Callable
12/15/26 @ 100 40,597
10,000 FTAI Aviation Investors LLC, 7.88%, 12/1/30,
Callable 12/1/26 @ 103.94(b) 10,375
10,000 FTAI Aviation Investors LLC, 7.00%, 6/15/32,
Callable 6/15/27 @ 103.5(b) 10,225
25,000 Herc Holdings, Inc., 7.00%, 6/15/30, Callable
6/15/27 @ 103.5(b) 25,531
10,000 Herc Holdings, Inc., 5.75%, 3/15/31, Callable
3/15/28 @ 102.88(b) 9,813
15,000 Herc Holdings, Inc., 7.25%, 6/15/33, Callable
6/15/28 @ 103.63(b) 15,337
10,000 Herc Holdings, Inc., 6.00%, 3/15/34, Callable
3/15/29 @ 103(b) 9,663
15,000 QXO Building Products, Inc., 6.75%, 4/30/32,
Callable 4/30/28 @ 103.38(b) 15,206
14,000 WESCO Distribution, Inc., 5.25%, 4/15/31, Callable
4/15/28 @ 102.63(b) 13,913
8,000 WESCO Distribution, Inc., 6.38%, 3/15/33, Callable
3/15/28 @ 103.19(b) 8,120
20,000 WESCO Distribution, Inc., 5.50%, 4/15/34, Callable
4/15/29 @ 102.75(b) 19,750
178,530
Total Corporate Bonds (Cost $30,962,651) 29,970,027

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Yankee Debt Obligations (5.9%):
Aerospace & Defense (0.0%
†
):
$ 30,000 Bombardier, Inc., 7.00%, 6/1/32, Callable 6/1/27
@ 103.5(b) $ 31,013
Automobile Components (0.0%
†
):
15,000 Forvia SE, 6.75%, 9/15/33, Callable 9/15/28 @
103.38(b) 14,662
Automobiles (0.0%
†
):
22,000 Aston Martin Capital Holdings, Ltd., 10.00%,
3/31/29, Callable 5/2/26 @ 105(b) 16,720
Banks (1.0%):
270,000 Barclays plc, 5.09% (US0003M), 6/20/30, Callable
6/20/29 @ 100 271,411
129,000 BNP Paribas SA, 5.79% (SOFR), 1/13/33, Callable
1/13/32 @ 100(b) 133,193
15,000 BNP Paribas SA, 7.45% (H15T5Y), Callable 6/27/35
@ 100(b) 15,019
200,000 Commonwealth Bank of Australia, 3.61% (H15T5Y),
9/12/34, Callable 9/12/29 @ 100(b) 191,622
286,000 NatWest Group plc, 3.07% (H15T1Y), 5/22/28,
Callable 5/22/27 @ 100 280,948
200,000 Societe Generale SA, 5.50% (H15T1Y), 4/13/29,
Callable 4/13/28 @ 100(b) 202,750
135,000 Westpac Banking Corp., 4.11% (H15T5Y), 7/24/34,
Callable 7/24/29 @ 100 131,591
1,226,534
Capital Markets (0.3%):
5,000 Macquarie Airfinance Holdings, Ltd., 6.40%,
3/26/29, Callable 2/26/29 @ 100(b) 5,180
314,000 UBS Group AG, 1.49% (H15T1Y), 8/10/27, Callable
8/10/26 @ 100(b) 310,490
315,670
Chemicals (0.1%):
58,000 Herens Holdco Sarl, 4.75%, 5/15/28, Callable 5/2/26
@ 101.88^(b) 48,552
25,000 Methanex Corp., 5.25%, 12/15/29, Callable 9/15/29
@ 100 24,656
40,000 Methanex Corp., 5.65%, 12/1/44, Callable 6/1/44
@ 100 35,600
108,808
Commercial Services & Supplies (0.0%
†
):
64,000 Ambipar Lux Sarl, 9.88%, 2/6/31, Callable 2/6/27
@ 104.94(b)(d) 11,280
15,000 GFL Environmental, Inc., 6.75%, 1/15/31, Callable
1/15/27 @ 103.38(b) 15,469
26,749
Containers & Packaging (0.0%
†
):
10,000 Ahlstrom Holding 3 Oy, 4.88%, 2/4/28, Callable
5/2/26 @ 100(b) 9,737
Diversified Telecommunication Services (0.1%):
8,000 Altice France Lux 3/Altice Holdings 1, 10.00%,
1/15/33, Callable 10/1/26 @ 101(b) 7,250
56,424 Altice France SA, 6.50%, 10/15/31, Callable 10/1/26
@ 101(b) 53,321
20,590 Altice France SA, 6.50%, 4/15/32, Callable 10/1/26
@ 101(b) 19,509
19,055 Altice France SA, 6.88%, 7/15/32, Callable 10/15/26
@ 100(b) 18,055
Principal Amount Value
Yankee Debt Obligations, continued
Diversified Telecommunication Services, continued
$ 25,000 C&W Senior Finance, Ltd., 9.00%, 1/15/33, Callable
1/15/28 @ 104.5(b) $ 25,062
20,000 IHS Holding, Ltd., 5.63%, 11/29/26, Callable 5/2/26
@ 100(b) 19,926
8,000 TELUS Corp., 7.00% (H15T5Y), 10/15/55, Callable
7/15/35 @ 100 8,110
10,000 TELUS Corp., 6.62% (H15T5Y), 10/15/55, Callable
7/15/30 @ 100 10,000
161,233
Energy Equipment & Services (0.1%):
20,000 Consolidated Energy Finance SA, 5.63%, 10/15/28,
Callable 4/12/26 @ 101.41(b) 18,625
24,000 Consolidated Energy Finance SA, 12.00%, 2/15/31,
Callable 2/15/27 @ 106(b) 23,520
10,000 TGS ASA, 8.50%, 1/15/30, Callable 1/15/27 @
104.25(b) 10,400
5,000 Transocean International, Ltd., 7.88%, 10/15/32,
Callable 10/15/28 @ 103.94(b) 5,312
57,857
Financial Services (0.9%):
209,000 AerCap Ireland Capital DAC/AerCap Global Aviation
Trust, 2.45%, 10/29/26, Callable 9/29/26 @ 100 206,742
234,000 AerCap Ireland Capital DAC/AerCap Global Aviation
Trust, 3.30%, 1/30/32, Callable 10/30/31 @ 100 212,317
14,000 AerCap Ireland Capital DAC/AerCap Global Aviation
Trust, 6.50% (H15T5Y), 1/31/56, Callable 10/31/30
@ 100 13,899
14,000 Altice Financing SA, 9.63%, 7/15/27, Callable
5/2/26 @ 100(b) 10,290
42,000 Altice Financing SA, 5.75%, 8/15/29, Callable
5/2/26 @ 101.44(b) 29,400
14,000 Avolon Holdings Funding, Ltd., 6.38%, 5/4/28,
Callable 4/4/28 @ 100(b) 14,415
10,000 Avolon Holdings Funding, Ltd., 5.15%, 1/15/30,
Callable 12/15/29 @ 100(b) 10,027
49,000 Avolon Holdings Funding, Ltd., 5.38%, 5/30/30,
Callable 4/30/30 @ 100(b) 49,541
250,000 Avolon Holdings Funding, Ltd., 4.70%, 1/30/31,
Callable 12/30/30 @ 100(b) 246,296
7,000 Avolon Holdings Funding, Ltd., 4.85%, 4/1/33,
Callable 2/1/33 @ 100(b) 6,721
15,000 GGAM Finance, Ltd., 6.88%, 4/15/29, Callable
5/2/26 @ 103.44(b) 15,262
51,000 GGAM Finance, Ltd., 5.88%, 3/15/30, Callable
9/15/26 @ 102.94(b) 50,681
32,000 Global Aircraft Leasing Co., Ltd., 8.75%, 9/1/27,
Callable 5/2/26 @ 104.38(b) 32,440
200,000 NTT Finance Corp., 4.62%, 7/16/28(b) 200,809
31,000 Sable International Finance, Ltd., 7.13%, 10/15/32,
Callable 10/15/27 @ 103.56(b) 30,458
1,129,298
Food Products (0.1%):
183,000 JBS NV/JBS USA Foods Group Holdings, Inc./JBS
USA Food Co. Holdings, 3.00%, 5/15/32, Callable
2/15/32 @ 100 162,102

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Yankee Debt Obligations, continued
Hotels, Restaurants & Leisure (0.2%):
$ 20,000 1011778 BC ULC/New Red Finance, Inc., 5.63%,
9/15/29, Callable 9/15/26 @ 102.81(b) $ 20,025
30,000 1011778 BC ULC/New Red Finance, Inc., 4.00%,
10/15/30, Callable 4/12/26 @ 102(b) 28,087
20,000 Carnival Corp., 5.88%, 6/15/31, Callable 3/15/31
@ 100(b) 20,250
10,000 Carnival Corp., 5.75%, 8/1/32, Callable 5/1/32 @
100(b) 9,962
40,000 Carnival Corp., 6.13%, 2/15/33, Callable 2/15/28
@ 103.06(b) 40,400
15,000 NCL Corp., Ltd., 6.75%, 2/1/32, Callable 2/1/28 @
103.38(b) 14,888
15,000 NCL Corp., Ltd., 6.25%, 9/15/33, Callable 9/15/28
@ 103.13(b) 14,569
22,000 Royal Caribbean Cruises, Ltd., 6.00%, 2/1/33,
Callable 8/1/27 @ 103(b) 22,193
25,000 Viking Cruises, Ltd., 9.13%, 7/15/31, Callable
7/15/26 @ 104.56(b) 26,312
25,000 Viking Cruises, Ltd., 5.88%, 10/15/33, Callable
10/15/28 @ 102.94(b) 24,594
221,280
Independent Power and Renewable Electricity Producers
(0.1%):
37,000 California Buyer, Ltd./Atlantica Sustainable
Infrastructure plc, 6.38%, 2/15/32, Callable
11/15/27 @ 103.19(b) 36,121
30,701 EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime
Energia SpA, 5.38%, 12/30/30, Callable 5/2/26 @
102.69(b) 27,938
20,000 Transalta Corp., 5.88%, 2/1/34, Callable 2/1/29 @
102.94 19,825
15,000 Transalta Corp., 6.50%, 3/15/40 14,756
98,640
Industrial REITs (0.0%
†
):
56,000 Liquid Telecommunications Financing plc, 5.50%,
9/4/26, Callable 4/16/26 @ 100(b) 55,691
Insurance (0.2%):
200,000 Swiss Re Finance Luxembourg SA, 5.00%
(H15T5Y), 4/2/49, Callable 4/2/29 @ 100(b) 197,769
Media (0.0%
†
):
40,000 Virgin Media Finance plc, 5.00%, 7/15/30, Callable
5/2/26 @ 102.5(b) 32,800
Metals & Mining (0.2%):
10,000 Alcoa Nederland Holding BV, 7.13%, 3/15/31,
Callable 3/15/27 @ 103.56(b) 10,445
35,000 Alumina Pty, Ltd., 6.38%, 9/15/32, Callable 3/15/28
@ 103.19(b) 35,700
15,000 Capstone Copper Corp., 6.75%, 3/31/33, Callable
3/31/28 @ 103.38(b) 14,925
5,000 Champion Iron Canada, Inc., 7.88%, 7/15/32,
Callable 7/15/28 @ 103.94(b) 5,194
20,000 ERO Copper Corp., 6.50%, 2/15/30, Callable 5/2/26
@ 101.63(b) 19,850
25,000 First Quantum Minerals, Ltd., 8.00%, 3/1/33,
Callable 3/1/28 @ 104(b) 26,000
40,000 First Quantum Minerals, Ltd., 6.38%, 2/15/36,
Callable 2/15/31 @ 103.19(b) 38,350
Principal Amount Value
Yankee Debt Obligations, continued
Metals & Mining, continued
$ 15,000 Mineral Resources, Ltd., 8.00%, 11/1/27, Callable
5/2/26 @ 102(b) $ 15,206
15,000 Mineral Resources, Ltd., 9.25%, 10/1/28, Callable
5/2/26 @ 104.63(b) 15,506
15,000 Mineral Resources, Ltd., 8.50%, 5/1/30, Callable
5/2/26 @ 102.83(b) 15,413
10,000 Mineral Resources, Ltd., 7.00%, 4/1/31, Callable
4/1/28 @ 103.5(b) 10,175
24,167 Samarco Mineracao SA, 9.50%, 6/30/31, Callable
4/17/26 @ 100(b) 23,684
13,000 Volcan Cia Minera Saa, Class B, 8.50%, 10/28/32,
Callable 10/28/28 @ 104.25(b) 13,186
243,634
Mortgage Real Estate Investment Trusts (REITs) (0.1%):
65,000 EG Global Finance plc, 12.00%, 11/30/28, Callable
5/30/26 @ 106(b) 69,469
Oil, Gas & Consumable Fuels (1.2%):
14,000 Breakwater Energy Holdings Sarl, 9.25%, 11/15/30,
Callable 11/15/27 @ 104.63(b) 14,840
93,000 Canacol Energy, Ltd., 5.75%, 11/24/28, Callable
5/2/26 @ 101.44(b)(d) 31,620
23,000 Cenovus Energy, Inc., 4.65%, 3/20/31, Callable
2/20/31 @ 100 22,782
18,000 Cenovus Energy, Inc., 5.40%, 3/20/36, Callable
12/20/35 @ 100 17,840
20,000 Golar LNG, Ltd., 7.50%, 10/2/30, Callable 10/2/27
@ 103.75(b) 20,200
120,000 Petroleos Mexicanos, 5.95%, 1/28/31, Callable
10/28/30 @ 100 114,450
665,000 Petroleos Mexicanos, 6.70%, 2/16/32, Callable
11/16/31 @ 100 650,869
662,000 Petroleos Mexicanos, 6.75%, 9/21/47 528,773
10,000 South Bow Canadian Infrastructure Holdings, Ltd.,
7.50% (H15T5Y), 3/1/55, Callable 12/1/34 @ 100 10,400
7,231 Transocean Aquila, Ltd., 8.00%, 9/30/28, Callable
4/12/26 @ 104(b) 7,393
51,000 Tullow Oil plc, 10.25%, 5/15/26, Callable 5/2/26
@ 100(b) 48,068
1,467,235
Pharmaceuticals (0.4%):
46,000 1261229 BC, Ltd., 10.00%, 4/15/32, Callable
4/15/28 @ 105(b) 47,035
3,000 Bausch Health Cos., Inc., 11.00%, 9/30/28(b) 3,052
11,000 Teva Pharmaceutical Finance, 3.15%, 10/1/26 10,890
210,000 Teva Pharmaceutical Finance, 5.75%, 12/1/30,
Callable 9/1/30 @ 100 211,575
200,000 Teva Pharmaceutical Finance, 6.00%, 12/1/32,
Callable 9/1/32 @ 100 204,500
477,052
Semiconductors & Semiconductor Equipment (0.1%):
35,000 NXP BV/NXP Funding LLC/NXP USA, Inc., 4.85%,
8/19/32, Callable 6/19/32 @ 100 34,312
102,000 NXP BV/NXP Funding LLC/NXP USA, Inc., 5.25%,
8/19/35, Callable 5/19/35 @ 100 101,480
135,792

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Yankee Debt Obligations, continued
Sovereign Bond (0.5%):
$ 200,000 Colombia Government International Bond, 7.38%,
4/25/30, Callable 3/25/30 @ 100 $ 208,059
250,000 Dominican Republic International Bond, 6.00%,
7/19/28(b) 252,188
230,000 Saudi Government International Bond, 3.25%,
10/22/30(b) 214,795
675,042
Technology Hardware, Storage & Peripherals (0.0%
†
):
10,000 Seagate Data Storage Technology Pte, Ltd., 8.25%,
12/15/29, Callable 7/15/26 @ 104.13(b) 10,463
10,000 Seagate Data Storage Technology Pte, Ltd., 5.88%,
7/15/30, Callable 6/1/27 @ 102.94(b) 10,137
20,600
Textiles, Apparel & Luxury Goods (0.0%
†
):
10,000 Gildan Activewear, Inc., 4.70%, 10/7/30, Callable
9/7/30 @ 100(b) 9,886
Trading Companies & Distributors (0.0%
†
):
15,000 Aircastle, Ltd., 5.25% (H15T5Y), Callable 6/15/26
@ 100(b) 14,925
Wireless Telecommunication Services (0.3%):
15,000 Axian Telecom Holding & Management plc, 7.25%,
7/11/30, Callable 7/11/27 @ 103.63(b) 14,906
25,000 HTA Group, Ltd., 6.75%, 4/1/31, Callable 4/1/28
@ 103.38(b) 24,657
20,000 Iliad Holding SAS, 7.00%, 4/15/32, Callable 12/1/27
@ 103.5(b) 19,948
315,000 Millicom International Cellular SA, 6.25%, 3/25/29,
Callable 4/12/26 @ 101.04^(b) 313,031
30,000 Millicom International Cellular SA, 4.50%, 4/27/31,
Callable 4/27/26 @ 102.25(b) 27,375
399,917
Total Yankee Debt Obligations (Cost $7,567,894) 7,380,115
U.S. Government Agency Mortgages (16.4%):
Federal National Mortgage Association (7.7%):
36,870 2.50%, 6/1/29, Pool #MA3734 35,792
24,379 2.50%, 9/1/31, Pool #AS8012 23,611
85,000 2.50%, 12/1/32, Pool #CA3748 81,978
527 4.50%, 7/1/33, Pool #720240 530
1,108 4.50%, 7/1/33, Pool #729327 1,115
1,294 4.50%, 8/1/33, Pool #729713 1,293
2,614 4.50%, 8/1/33, Pool #723124 2,633
5,005 4.50%, 8/1/33, Pool #726928 5,040
5,438 4.50%, 8/1/33, Pool #726956 5,476
593 4.50%, 8/1/33, Pool #727029 597
1,277 4.50%, 8/1/33, Pool #727160 1,286
8,077 4.50%, 8/1/33, Pool #729380 8,131
8,098 4.50%, 9/1/33, Pool #727147 8,154
2,627 4.50%, 9/1/33, Pool #734922 2,645
12,459 4.50%, 12/1/33, Pool #AL5321 12,547
9,201 6.00%, 10/1/34, Pool #AL2130 9,488
19,235 4.50%, 9/1/35, Pool #AB8198 19,365
183,666 6.00%, 5/1/36, Pool #745512 189,800
98,940 6.00%, 1/1/37, Pool #932030 103,347
17,570 6.00%, 3/1/37, Pool #889506 18,483
25,361 6.00%, 1/1/38, Pool #889371 26,630
9,516 6.00%, 3/1/38, Pool #889219 10,022
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 4,092 6.00%, 7/1/38, Pool #889733 $ 4,309
23,357 4.50%, 3/1/39, Pool #AB0051 23,518
111,884 4.50%, 4/1/39, Pool #AB0043 112,665
110,432 2.50%, 8/1/39, Pool #MA3761 100,427
12,376 4.50%, 11/1/39, Pool #AC5442 12,342
35,884 6.00%, 5/1/40, Pool #AL2129 37,677
94,947 2.00%, 11/1/40, Pool #MA4176 84,128
13,979 2.00%, 12/1/40, Pool #MA4204 12,204
18,134 4.50%, 2/1/41, Pool #AH5580 18,116
14,978 2.00%, 2/1/41, Pool #MA4268 13,015
15,352 2.00%, 3/1/41, Pool #MA4287 13,339
44,279 2.00%, 4/1/41, Pool #CB0116 38,862
31,873 2.00%, 6/1/41, Pool #FM7891 27,974
16,435 2.00%, 6/1/41, Pool #MA4364 14,371
125,322 2.00%, 10/1/41, Pool #MA4446 108,895
354,299 1.50%, 11/1/41, Pool #MA4473 297,925
2,246 6.00%, 1/1/42, Pool #AL2128 2,262
643,780 2.00%, 5/1/42, Pool #FS4603 561,860
103,503 2.50%, 2/1/43, Pool #AB8465 92,291
111,913 4.50%, 3/1/44, Pool #AL5082 110,931
32,874 3.00%, 5/1/45, Pool #AS4972 29,868
21,933 5.00%, 6/1/45, Pool #AZ3448 22,268
9,079 3.00%, 8/1/45, Pool #AZ3728 8,250
24,291 3.00%, 8/1/45, Pool #AZ8288 22,070
69,758 3.00%, 8/1/45, Pool #AS5634 63,379
25,166 4.50%, 2/1/46, Pool #BM5199 25,038
21,537 4.50%, 8/1/46, Pool #AL9111 21,361
284,584 4.50%, 2/1/47, Pool #AL9846 282,783
20,705 3.00%, 5/1/49, Pool #MA3670 18,514
79,237 3.50%, 1/1/50, Pool #FS3728 75,557
156,678 1.50%, 12/1/50, Pool #CA8005 120,879
194,627 2.50%, 4/1/51, Pool #FM6540 168,111
399,928 3.00%, 6/1/51, Pool #CB0850 355,991
117,695 3.00%, 6/1/51, Pool #FS4922 105,137
8,690 2.00%, 7/1/51, Pool #BT1461 7,135
65,891 3.00%, 8/1/51, Pool #FM9973 58,798
186,865 2.00%, 10/1/51, Pool #CB1799 152,831
152,491 3.00%, 11/1/51, Pool #CB2164 136,288
110,804 3.00%, 11/1/51, Pool #FM9632 99,005
263,438 2.00%, 11/1/51, Pool #FM9568 217,309
166,327 2.00%, 11/1/51, Pool #FM9539 136,548
573,949 2.50%, 11/1/51, Pool #FM9501 491,831
142,167 2.50%, 12/1/51, Pool #CB2320 121,839
73,664 2.00%, 12/1/51, Pool #CB2348 60,478
47,729 3.00%, 12/1/51, Pool #CB2420 42,656
109,128 5.50%, 10/1/52, Pool #CB4843 109,885
39,366 5.00%, 11/1/52, Pool #FS3295 39,318
70,865 5.00%, 11/1/52, Pool #FS3248 70,886
148,913 5.00%, 11/1/52, Pool #CB5128 149,095
70,058 6.00%, 6/1/53, Pool #CB6538 72,374
34,859 5.50%, 6/1/53, Pool #CB6642 35,593
76,271 5.50%, 6/1/53, Pool #CB6527 77,699
91,418 6.00%, 7/1/53, Pool #FS5067 94,439
231,636 5.50%, 7/1/53, Pool #CB6673 235,971
119,425 5.50%, 8/1/53, Pool #CB6911 121,939
107,901 6.50%, 9/1/53, Pool #CB7134 112,999
276,152 6.00%, 5/1/55, Pool #CC0404 284,979
69,313 6.50%, 8/1/55, Pool #CC0888 73,371
550,000 2.50%, 3/25/56, TBA 462,599

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 75,000 3.50%, 3/25/56, TBA $ 68,755
200,000 6.00%, 3/25/56, TBA 203,794
100,000 6.00%, 4/25/56, TBA 101,906
950,000 5.50%, 4/25/56, TBA 954,156
1,325,000 2.00%, 4/25/56, TBA 1,064,555
300,000 2.00%, 5/25/56, TBA 240,984
9,674,295
Federal Home Loan Mortgage Corporation (4.6%):
16,493 2.50%, 7/1/31, Pool #V61246 15,967
27,916 2.50%, 8/1/31, Pool #V61273 26,904
106,477 3.50%, 3/1/32, Pool #C91403 105,741
352,193 3.50%, 7/1/32, Pool #C91467 349,758
34,857 3.00%, 4/1/33, Pool #G18684 33,851
142,815 3.50%, 10/1/34, Pool #C91793 139,354
306,167 4.00%, 5/1/37, Pool #C91938 300,649
15,227 3.50%, 4/1/40, Pool #V81744 14,243
28,290 3.50%, 5/1/40, Pool #V81750 26,462
25,703 3.50%, 6/1/40, Pool #V81792 24,042
16,496 3.50%, 8/1/40, Pool #V81886 15,429
11,205 3.50%, 9/1/40, Pool #V81958 10,481
17,300 4.50%, 1/1/41, Pool #A96051 17,119
102,644 2.00%, 3/1/41, Pool #SC0136 90,093
18,967 4.50%, 3/1/41, Pool #A97673 18,758
29,265 4.50%, 4/1/41, Pool #A97942 28,943
95,528 5.00%, 6/1/41, Pool #G06596 98,524
16,346 2.00%, 7/1/41, Pool #RB5118 14,203
17,036 2.00%, 10/1/41, Pool #RB5131 14,802
352,424 4.50%, 1/1/42, Pool #G60517 346,153
52,104 3.00%, 12/1/42, Pool #C04320 47,814
14,160 4.00%, 5/1/43, Pool #Q18481 13,663
18,753 4.00%, 7/1/43, Pool #Q19597 18,094
17,651 4.00%, 10/1/43, Pool #Q22499 17,031
62,201 3.50%, 1/1/44, Pool #G60271 58,969
16,884 4.00%, 1/1/44, Pool #V80950 16,242
123,805 3.50%, 1/1/44, Pool #G07922 116,840
81,239 4.00%, 1/1/45, Pool #Q30720 78,740
59,958 4.00%, 2/1/45, Pool #G07949 58,447
13,232 3.50%, 3/1/45, Pool #Q32328 12,585
27,443 3.50%, 3/1/45, Pool #Q32008 26,101
20,617 3.50%, 3/1/45, Pool #Q31974 19,608
80,428 3.50%, 5/1/45, Pool #Q33547 75,551
10,046 3.00%, 5/1/45, Pool #Q33468 9,261
90,036 3.00%, 6/1/45, Pool #Q34156 82,176
95,987 3.50%, 6/1/45, Pool #Q34164 90,166
15,886 3.50%, 6/1/45, Pool #Q33791 14,923
21,167 3.00%, 7/1/45, Pool #Q34759 19,398
7,784 3.00%, 7/1/45, Pool #Q34979 7,172
42,388 4.00%, 8/1/45, Pool #Q35845 41,109
6,868 4.00%, 9/1/45, Pool #Q37853 6,621
116,850 3.50%, 11/1/45, Pool #Q37467 111,133
2,755 4.00%, 11/1/45, Pool #Q38812 2,661
10,493 4.00%, 2/1/46, Pool #Q38783 10,082
5,503 4.00%, 2/1/46, Pool #Q38782 5,310
1,306 4.00%, 2/1/46, Pool #Q38879 1,287
20,011 4.00%, 4/1/46, Pool #V82292 19,734
5,387 4.00%, 4/1/46, Pool #Q39975 5,199
43,439 3.50%, 5/1/46, Pool #G60603 40,817
38,259 3.50%, 5/1/46, Pool #Q40647 35,758
128,461 3.50%, 5/1/46, Pool #G60553 121,273
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$ 117,441 3.50%, 9/1/46, Pool #Q43257 $ 110,042
6,872 4.00%, 9/1/47, Pool #Q50433 6,692
13,385 4.00%, 10/1/47, Pool #Q51189 13,034
8,144 4.00%, 2/1/48, Pool #Q54192 7,813
88,671 4.00%, 5/1/48, Pool #Q55992 85,072
267,135 4.00%, 6/1/48, Pool #G67713 255,937
34,580 4.00%, 7/1/48, Pool #Q59935 33,850
262,011 2.50%, 10/1/50, Pool #SD7525 227,183
387,324 2.50%, 11/1/50, Pool #SD7530 333,176
30,427 2.50%, 2/1/51, Pool #SD7535 26,268
20,171 2.50%, 3/1/51, Pool #RA4749 17,201
523,938 3.00%, 5/1/51, Pool #QC1881 465,043
102,745 2.00%, 5/1/51, Pool #SD7541 84,753
10,730 2.00%, 7/1/51, Pool #QC4163 8,810
145,756 2.00%, 11/1/51, Pool #RA6302 118,842
151,141 2.00%, 12/1/51, Pool #RA6510 124,085
68,847 5.50%, 9/1/52, Pool #SD1579 70,008
79,154 5.00%, 11/1/52, Pool #SD1862 79,251
55,811 6.00%, 12/1/52, Pool #RA8306 57,929
79,393 6.00%, 4/1/54, Pool #SD7569 82,101
126,810 6.00%, 5/1/54, Pool #SD7570 131,565
28,200 6.50%, 6/1/54, Pool #SD5521 29,852
33,955 6.50%, 9/1/54, Pool #SD6620 35,943
83,467 6.00%, 9/1/54, Pool #SD6419 86,417
106,933 6.00%, 11/1/54, Pool #RJ2748 109,746
33,696 6.50%, 3/1/55, Pool #RJ3704 35,523
30,229 6.50%, 3/1/55, Pool #RJ3703 31,763
20,294 6.50%, 3/1/55, Pool #RJ3700 21,459
143,352 6.00%, 8/1/55, Pool #RJ4642 148,870
5,713,469
Government National Mortgage Association (4.1%):
1,898 5.00%, 6/15/34, Pool #629493 1,922
1,278 5.00%, 3/15/38, Pool #676766 1,300
1,092 5.00%, 4/15/38, Pool #672672 1,111
4,128 5.00%, 8/15/38, Pool #687818 4,200
31,630 5.00%, 1/15/39, Pool #705997 32,326
61,733 5.00%, 3/15/39, Pool #646746 63,096
427 5.00%, 3/15/39, Pool #697946 436
65,785 4.00%, 10/15/40, Pool #783143 64,073
17,789 4.00%, 10/20/40, Pool #4833 17,332
53,906 4.00%, 1/20/41, Pool #4922 52,519
147,865 4.50%, 3/20/41, Pool #4978 146,777
52,169 4.50%, 5/20/41, Pool #5055 51,785
107,390 4.00%, 5/20/41, Pool #5054 104,549
52,668 4.50%, 6/15/41, Pool #366975 51,843
34,931 4.50%, 6/20/41, Pool #5082 34,674
140,430 3.50%, 12/20/41, Pool #5258 133,411
247,074 4.00%, 1/20/42, Pool #5280 240,537
88,764 3.00%, 12/20/42, Pool #MA0624 82,122
138,612 3.00%, 12/20/42, Pool #AA5872 128,542
15,454 3.00%, 1/20/43, Pool #MA0698 14,256
194,199 3.50%, 2/20/43, Pool #MA0783 183,637
90,873 3.00%, 3/20/43, Pool #AA6146 82,766
25,107 3.50%, 3/20/43, Pool #AD8884 23,288
38,019 3.00%, 3/20/43, Pool #AD8812 34,488
27,161 3.50%, 4/20/43, Pool #AD9075 25,193
10,761 3.50%, 4/20/43, Pool #AB9891 9,981
2,230 4.00%, 7/20/44, Pool #MA2074 2,155
94,444 4.00%, 4/15/46, Pool #784232 90,730

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Government National Mortgage Association, continued
$ 14,338 3.50%, 7/20/46, Pool #784391 $ 13,513
8,161 3.00%, 10/20/46, Pool #MA4003 7,393
426,777 3.00%, 12/20/46, Pool #MA4126 387,630
46,142 4.00%, 1/15/47, Pool #AX5831 44,119
44,484 4.00%, 1/15/47, Pool #AX5857 42,488
134,713 3.00%, 1/20/47, Pool #MA4195 122,357
81,840 3.00%, 2/20/47, Pool #MA4261 74,144
135,184 4.00%, 4/20/47, Pool #784304 129,944
120,497 4.00%, 4/20/47, Pool #784303 115,826
36,959 4.00%, 4/20/48, Pool #BG3507 35,364
41,858 4.00%, 4/20/48, Pool #BG7744 40,051
46,184 2.00%, 9/20/50, Pool #MA6864 38,104
84,733 2.00%, 10/20/50, Pool #MA6930 69,910
234,532 2.00%, 11/20/50, Pool #MA6994 193,508
1,136,158 2.50%, 6/20/51, Pool #MA7418 977,416
247,061 2.00%, 1/20/52, Pool #MA7826 203,847
40,584 4.00%, 10/20/52, Pool #MA8346 38,486
577,749 4.50%, 4/20/53, Pool #MA8799 558,504
79,091 5.50%, 2/20/55, Pool #MB0205 79,826
21,522 5.50%, 5/20/55, Pool #MB0366 21,660
125,000 5.50%, 4/20/56, TBA 125,723
100,000 5.50%, 5/20/56, TBA 100,391
5,099,253
Total U.S. Government Agency Mortgages (Cost $21,651,557) 20,487,017
U.S. Treasury Obligations (34.7%):
U.S. Treasury Bonds (12.9%):
2,112,000 4.88%, 8/15/45 2,105,317
34,000 4.63%, 2/15/46 32,777
946,000 4.00%, 11/15/52 813,080
3,690,000 3.63%, 2/15/53 2,961,657
Principal Amount Value
U.S. Treasury Obligations, continued
U.S. Treasury Bonds, continued
$ 8,364,000 4.13%, 8/15/53 $ 7,338,756
810,000 4.25%, 8/15/54 725,678
1,601,000 4.75%, 5/15/55 1,558,974
628,000 4.75%, 8/15/55 612,006
16,148,245
U.S. Treasury Notes (21.8%):
660,000 3.50%, 2/28/31 647,135
1,915,100 4.13%, 5/31/32 1,920,411
8,100,000 3.50%, 2/15/33 7,793,086
3,200,000 3.38%, 5/15/33 3,048,875
524,000 4.00%, 2/15/34 517,061
4,500,000 3.88%, 8/15/34 4,384,863
2,170,000 4.25%, 11/15/34 2,169,322
2,140,000 4.25%, 5/15/35 2,134,399
2,395,700 4.25%, 8/15/35 2,387,091
2,258,300 4.00%, 11/15/35 2,202,901
27,205,144
Total U.S. Treasury Obligations (Cost $45,222,919) 43,353,389
Shares
Unaffiliated Investment Companies (4.8%):
Money Market Funds (4.8%):
1,155,163 BlackRock Liquidity FedFund, Institutional Class,
3.55%(e)(f) 1,155,163
4,827,592 Dreyfus Treasury Securities Cash Management
Fund, Institutional Shares, 3.53%(f) 4,827,592
Total Unaffiliated Investment Companies (Cost $5,982,755) 5,982,755
Total Investment Securities
(Cost $133,066,642 ) — 103.1% 128,740,580
Net other assets (liabilities) — (3.1)% (3,860,852)
Net Assets — 100.0% $ 124,879,728
CVR—Contingency Valued Rights
H15T1Y—1 Year Treasury Constant Maturity Rate
H15T5Y—5 Year Treasury Constant Maturity Rate
LIBOR—London Interbank Offered Rate
REIT—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
TBA—To Be Announced Security
US0003M—3 Month US Dollar LIBOR
* Non-income producing security.
† Represents less than 0.05%.
^ This security or a partial position of this security was on loan as of March 31, 2026. The total value of securities on loan as of March 31, 2026 was $1,112,873.
+ This security, in part or entirely, represents an unfunded loan commitment.
(a) Security was valued using significant unobservable inputs as of March 31, 2026.
(b) Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors.
(c) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at March 31,
2026.
(d) Defaulted bond.
(e) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2026.
(f) The rate represents the effective yield at March 31, 2026.
Amounts shown as “—“ are either $0 or round to less than $1.

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total value of investments as of March 31, 2026:
Futures Contracts
At March 31, 2026, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
U.S. Treasury 10-Year Note June Futures (U.S. Dollar) 6/18/26 10 $ 1,110,469 $ (18,535)
U.S. Treasury 5-Year Note June Futures (U.S. Dollar) 6/30/26 106 11,467,047 (136,174)
$ (154,709)
Securities Sold Short (-0.7%):
At March 31, 2026, the Fund's securities sold short were as follows:
Security Description
Coupon
Rate Maturity Date Par Amount
Proceeds
Received Value
U.S. Government Agency Mortgages
Federal National Mortgage Association
Federal National Mortgage Association, TBA 2.50% 3/25/26 $ (550,000) $ (467,877) $ (462,599)
Federal National Mortgage Association, TBA 3.50% 3/25/26 (75,000) (69,331) (68,755)
Federal National Mortgage Association, TBA 6.00% 3/25/26 (200,000) (204,638) (203,794)
Federal National Mortgage Association, TBA 6.00% 4/25/26 (100,000) (102,328) (101,906)
Federal National Mortgage Association, TBA 3.50% 4/25/56 (75,000) (70,072) (68,707)
$ (914,246) $ (905,761)
Country Percentage
Australia 0.3%
Bermuda 0.1%
Brazil —%
†
Canada 0.4%
Cayman Islands 6.5%
Colombia 0.2%
Dominican Republic 0.2%
Finland —%
†
France 0.4%
Ireland 0.3%
Japan 0.2%
Jersey 0.9%
Liberia —%
†
Luxembourg 0.5%
Mauritius —%
†
Mexico 1.0%
Netherlands 0.5%
Norway —%
†
Panama 0.1%
Peru —%
†
Saudi Arabia 0.2%
Singapore —%
†
Spain —%
†
Switzerland 0.2%
United Arab Emirates —%
†
United Kingdom 0.6%
United States 87.4%
100.0%
† Represents less than 0.05%.

AZL International Index Fund
Consolidated Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks (98.2%):
Aerospace & Defense (3.4%):
31,932 Airbus SE $ 5,996,836
161,550 BAE Systems plc 4,701,841
11,186 CSG NV* 300,954
987 Dassault Aviation SA 366,029
1,503 Elbit Systems, Ltd. 1,260,065
3,296 Hensoldt AG 286,087
23,173 Kongsberg Gruppen ASA 992,913
21,918 Leonardo SpA 1,471,992
66,235 Melrose Industries plc 446,088
2,825 MTU Aero Engines AG 1,011,225
2,456 Rheinmetall AG 4,095,328
450,356 Rolls-Royce Holdings plc 6,876,319
17,377 Saab AB, Class B 1,140,517
19,041 Safran SA 6,226,392
83,200 Singapore Technologies Engineering, Ltd. 709,252
4,946 Thales SA 1,451,987
37,333,825
Air Freight & Logistics (0.5%):
49,014 Deutsche Post AG 2,527,372
10,889 DSV A/S 2,601,789
12,145 InPost SA* 213,181
5,342,342
Automobile Components (0.6%):
25,800 Aisin Corp. 357,176
62,000 Bridgestone Corp. 1,286,987
34,432 Cie Generale des Etablissements Michelin SCA 1,172,333
5,947 Continental AG 408,761
92,600 Denso Corp. 1,149,838
38,700 Sumitomo Electric Industries, Ltd. 2,167,218
6,542,313
Automobiles (2.0%):
15,056 Bayerische Motoren Werke AG 1,359,592
6,777 Ferrari NV 2,284,020
195,400 Honda Motor Co., Ltd. 1,581,831
27,700 Isuzu Motors, Ltd. 397,935
38,566 Mercedes-Benz Group AG 2,336,193
109,900 Nissan Motor Co., Ltd.* 233,302
10,790 Renault SA 366,054
110,172 Stellantis NV 795,652
1,047 Stellantis NV Milan 7,459
32,000 Subaru Corp. 511,259
85,300 Suzuki Motor Corp. 1,022,073
509,230 Toyota Motor Corp. 10,556,977
51,500 Yamaha Motor Co., Ltd. 367,120
21,819,467
Banks (14.5%):
31,403 ABN AMRO Bank NV, Class CV 1,004,295
113,481 AIB Group plc 1,206,813
161,228 ANZ Group Holdings, Ltd. 4,052,103
104,522 Banca Monte dei Paschi di Siena SpA 910,596
306,657 Banco Bilbao Vizcaya Argentaria SA 6,692,297
61,793 Banco BPM SpA 863,224
403,954 Banco Comercial Portugues SA, Class R 395,950
266,794 Banco de Sabadell SA 959,078
787,724 Banco Santander SA 8,912,155
Shares Value
Common Stocks, continued
Banks, continued
66,526 Bank Hapoalim BM $ 1,558,373
79,310 Bank Leumi Le-Israel BM, Class IS 1,768,850
50,602 Bank of Ireland Group plc 925,918
36,410 Bankinter SA^ 573,110
1,647 Banque Cantonale Vaudoise, Registered Shares 266,893
743,102 Barclays plc 3,915,143
4,190 BAWAG Group AG* 639,426
53,990 BNP Paribas SA 5,142,452
197,000 BOC Hong Kong Holdings, Ltd. 1,085,517
79,444 BPER Banca SpA 1,036,908
206,849 CaixaBank SA 2,481,523
29,400 Chiba Bank, Ltd. (The) 378,840
39,176 Commerzbank AG 1,406,287
89,607 Commonwealth Bank of Australia 10,464,422
56,662 Credit Agricole SA 1,063,578
36,513 Danske Bank A/S 1,772,887
113,740 DBS Group Holdings, Ltd. 5,055,027
46,983 DNB Bank ASA 1,466,293
16,494 Erste Group Bank AG 1,782,033
31,970 FinecoBank Banca Fineco SpA 709,733
920,445 HSBC Holdings plc 15,059,161
156,800 ING Groep NV 4,096,523
748,897 Intesa Sanpaolo SpA 4,551,725
66,085 Israel Discount Bank, Ltd., Class A 663,119
94,600 Japan Post Bank Co., Ltd. 1,556,520
12,216 KBC Group NV 1,493,135
3,167,050 Lloyds Banking Group plc 3,913,736
603,300 Mitsubishi UFJ Financial Group, Inc. 10,194,119
8,243 Mizrahi Tefahot Bank, Ltd. 598,214
132,963 Mizuho Financial Group, Inc. 5,307,700
164,830 National Australia Bank, Ltd. 4,766,057
428,246 NatWest Group plc 3,177,125
165,414 Nordea Bank Abp 2,846,832
182,299 Oversea-Chinese Banking Corp., Ltd. 3,140,465
6,619 Raiffeisen Bank International AG* 283,086
110,487 Resona Holdings, Inc. 1,229,501
317,881 Sberbank of Russia*(a)(b) —
80,238 Skandinaviska Enskilda Banken AB, Class A 1,474,982
36,830 Societe Generale SA 2,688,823
103,280 Standard Chartered plc 2,144,576
196,207 Sumitomo Mitsui Financial Group, Inc. 6,468,309
34,506 Sumitomo Mitsui Trust Group, Inc. 1,098,187
79,603 Svenska Handelsbanken AB, Class A^ 1,039,961
46,082 Swedbank AB, Class A^ 1,565,434
3,719 T-Tekhnologii MKPAO, GDR*(a) —
— Turkiye Is Bankasi AS —
75,322 UniCredit SpA 5,426,784
68,873 United Overseas Bank, Ltd. 1,981,360
19,456 VTB Bank PJSC*(a)(b) —
183,962 Westpac Banking Corp. 5,052,534
54,400 Yokohama Financial Group, Inc. 483,683
160,791,375
Beverages (1.1%):
53,389 Anheuser-Busch InBev SA/NV 3,704,179
81,900 Asahi Group Holdings, Ltd. 822,024
4,991 Carlsberg AS, Class B 622,839
11,304 Coca-Cola Europacific Partners plc 1,024,934
11,460 Coca-Cola HBC AG* 649,558

AZL International Index Fund
Consolidated Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Beverages, continued
29,231 Davide Campari-Milano NV, Class M $ 208,161
118,697 Diageo plc 2,205,091
7,070 Heineken Holding NV 505,636
15,833 Heineken NV 1,218,239
41,300 Kirin Holdings Co., Ltd. 657,164
10,817 Pernod Ricard SA 807,262
6,700 Suntory Beverage & Food, Ltd. 189,480
12,614,567
Biotechnology (0.6%):
3,310 Argenx SE* 2,411,378
26,017 CSL, Ltd. 2,555,306
3,244 Genmab A/S* 868,090
17,194 Grifols SA 180,563
9,929 Swedish Orphan Biovitrum AB* 415,342
6,430,679
Broadline Retail (1.0%):
6,348 Next plc 1,070,353
965 Ozon Holdings plc, ADR*(a) —
321 Ozon Holdings plc*(a)(b) —
105,700 Pan Pacific International Holdings Corp. 648,449
70,418 Prosus NV* 3,218,588
79,600 Rakuten Group, Inc.*^ 371,305
26,500 Ryohin Keikaku Co., Ltd. 563,619
20,945 Sea, Ltd., ADR* 1,734,455
60,863 Wesfarmers, Ltd. 3,084,611
10,691,380
Building Products (0.8%):
10,900 AGC, Inc. 384,433
54,422 Assa Abloy AB, Class B 1,952,656
557 Belimo Holding AG, Class R 450,319
23,924 Cie de Saint-Gobain SA 1,968,568
14,000 Daikin Industries, Ltd. 1,698,583
1,823 Geberit AG, Registered Shares 1,233,901
8,486 Kingspan Group plc 716,200
81,263 Nibe Industrier AB, Class B 338,949
4,595 ROCKWOOL A/S, Class B 128,290
8,871,899
Capital Markets (2.9%):
52,662 3i Group plc 1,725,313
3,294 Amundi SA 283,269
10,180 ASX, Ltd. 369,504
12,365 CVC Capital Partners plc 162,086
70,000 Daiwa Securities Group, Inc. 658,492
98,170 Deutsche Bank AG, Registered Shares 2,872,265
10,115 Deutsche Boerse AG 2,940,401
25,898 EQT AB 795,722
4,193 Euronext NV 674,558
2,802 Futu Holdings, Ltd., ADR* 383,202
64,993 Hong Kong Exchanges & Clearing, Ltd. 3,294,274
50,800 Japan Exchange Group, Inc. 589,888
11,064 Julius Baer Group, Ltd. 815,494
24,467 London Stock Exchange Group plc 2,891,215
19,470 Macquarie Group, Ltd. 2,761,802
162,500 Nomura Holdings, Inc. 1,285,432
1,215 Partners Group Holding AG 1,305,679
31,280 SBI Holdings, Inc. 582,721
Shares Value
Common Stocks, continued
Capital Markets, continued
38,684 Schroders plc $ 294,916
44,700 Singapore Exchange, Ltd. 686,031
45,462 The Moscow Exchange*(a)(b) —
170,520 UBS Group AG 6,633,866
32,006,130
Chemicals (2.1%):
31,023 Air Liquide SA 6,389,891
9,139 Akzo Nobel NV 524,373
69,900 Asahi Kasei Corp. 676,925
48,155 BASF SE 2,909,437
9,413 DSM-Firmenich AG 672,192
357 EMS-Chemie Holding AG 278,838
12,366 Evonik Industries AG 239,493
499 Givaudan SA, Registered Shares 1,688,195
44,215 ICL Group, Ltd. 228,003
67,000 Mitsubishi Chemical Group Corp. 388,036
49,000 Nippon Paint Holdings Co., Ltd. 305,870
8,800 Nippon Sanso Holdings Corp. 314,217
36,200 Nitto Denko Corp. 724,325
18,552 Novonesis (Novozymes) B 1,097,870
27 PhosAgro PJSC, GDR*(a) —
1,447 PhosAgro PJSC(a)(b) —
90,900 Shin-Etsu Chemical Co., Ltd. 3,698,851
8,307 Sika AG, Registered Shares 1,381,877
4,071 Syensqo SA 235,490
7,332 Symrise AG 620,706
77,600 Toray Industries, Inc. 547,167
9,037 Yara International ASA 526,409
23,448,165
Commercial Services & Supplies (0.4%):
73,260 Brambles, Ltd. 1,144,503
21,400 Dai Nippon Printing Co., Ltd. 388,644
138,167 Rentokil Initial plc 858,941
21,900 Secom Co., Ltd. 840,982
25,366 Securitas AB, Class B 426,647
12,200 TOPPAN Holdings, Inc. 323,332
14,066 Verisure PLC* 145,587
4,128,636
Communications Equipment (0.4%):
284,006 Nokia Oyj 2,263,206
149,483 Telefonaktiebolaget LM Ericsson, Class B 1,694,136
3,957,342
Construction & Engineering (1.1%):
9,435 ACS Actividades de Construccion y Servicios SA 1,167,354
10,791 Bouygues SA 622,477
3,520 Eiffage SA 540,365
27,631 Ferrovial SE 1,796,283
784 HOCHTIEF AG 344,761
22,700 Kajima Corp. 862,411
34,900 Obayashi Corp. 840,543
27,300 Shimizu Corp. 492,183
17,977 Skanska AB, Class B^ 485,101
8,100 Taisei Corp. 845,992
26,291 Vinci SA 3,937,009
11,934,479

AZL International Index Fund
Consolidated Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Construction Materials (0.4%):
4,578 Buzzi SpA $ 230,892
7,141 Heidelberg Materials AG 1,470,554
27,233 Holcim AG* 2,260,442
3,961,888
Consumer Finance (0.0%
†
):
— Isracard, Ltd. 2
Consumer Staples Distribution & Retail (1.1%):
118,300 Aeon Co., Ltd. 1,412,111
30,890 Carrefour SA 569,405
73,164 Coles Group, Ltd. 1,110,226
89,868 J Sainsbury plc 403,503
16,064 Jeronimo Martins SGPS SA 385,308
14,547 Kesko Oyj, Class B^ 321,875
47,313 Koninklijke Ahold Delhaize NV 2,208,455
111,016 Marks & Spencer Group plc 498,522
18,700 MatsukiyoCocokara & Co. 298,862
113,100 Seven & i Holdings Co., Ltd. 1,522,401
342,262 Tesco plc 2,157,749
11,900 Tsuruha Holdings, Inc. 187,864
65,547 Woolworths Group, Ltd. 1,650,089
3,565 X5 Retail Group NV, GDR*(a) —
12,726,370
Distributors (0.0%
†
):
1,103 D'ieteren Group 203,892
Diversified Consumer Services (0.0%
†
):
32,930 Pearson plc 432,044
Diversified REITs (0.1%):
325,237 CapitaLand Integrated Commercial Trust 584,257
2,651 Covivio SA 158,474
37,299 Land Securities Group plc 276,726
126,604 Stockland 379,062
1,398,519
Diversified Telecommunication Services (1.9%):
321,793 BT Group plc 901,842
24,951 Cellnex Telecom SA 809,987
197,218 Deutsche Telekom AG 7,271,253
7,261 Elisa Oyj 352,011
198,525 HKT Trust & HKT, Ltd., Class SS 309,533
207,711 Koninklijke KPN NV 1,155,118
1,598,200 NTT, Inc. 1,586,889
99,365 Orange SA 2,029,980
402,400 Singapore Telecommunications, Ltd. 1,558,115
1,390 Swisscom AG, Registered Shares 1,160,605
608,665 Telecom Italia SpA 426,270
328,019 Telecom Italia SpA, Savings Share 270,899
202,986 Telefonica SA 897,452
34,830 Telenor ASA 613,868
125,168 Telia Co. AB 640,400
207,027 Telstra Group, Ltd. 762,322
20,746,544
Electric Utilities (2.1%):
1,342 Acciona SA 354,117
1,257 BKW AG 247,643
Shares Value
Common Stocks, continued
Electric Utilities, continued
35,200 Chubu Electric Power Co., Inc. $ 577,916
35,570 CK Infrastructure Holdings, Ltd. 283,905
85,000 CLP Holdings, Ltd. 800,325
45,124 Contact Energy, Ltd. 240,757
163,662 EDP - Energias de Portugal SA 866,366
2,245 Elia Group SA/NV* 343,993
17,406 Endesa SA 733,922
434,613 Enel SpA 4,730,938
23,826 Fortum Oyj 605,512
345,033 Iberdrola SA 7,919,422
952,130 Inter Rao Ues PJSC*(a)(b) —
50,500 Kansai Electric Power Co., Inc. (The) 831,886
90,311 Origin Energy, Ltd. 773,828
77,000 Power Assets Holdings, Ltd. 599,946
20,751 Redeia Corp. SA 351,124
64,379 SSE plc 2,222,285
76,919 Terna - Rete Elettrica Nazionale 880,747
3,583 Verbund AG 272,953
23,637,585
Electrical Equipment (3.1%):
84,297 ABB, Ltd., Registered Shares 6,857,817
7,600 Fuji Electric Co., Ltd. 532,253
80,400 Fujikura, Ltd. 2,187,809
13,993 Legrand SA 2,161,974
101,800 Mitsubishi Electric Corp. 3,324,846
46,800 NIDEC Corp.* 589,053
14,828 Prysmian SpA 1,733,662
29,445 Schneider Electric SE 8,086,576
41,612 Siemens Energy AG 6,847,400
54,129 Vestas Wind Systems A/S 1,620,875
33,942,265
Electronic Equipment, Instruments & Components (1.0%):
20,279 Halma plc 1,030,107
111,772 Hexagon AB, Class B 1,088,118
13,000 Ibiden Co., Ltd. 637,612
10,480 Keyence Corp. 3,711,898
70,600 Kyocera Corp. 1,091,543
88,900 Murata Manufacturing Co., Ltd. 1,993,390
13,300 Shimadzu Corp. 315,546
102,800 TDK Corp. 1,332,980
12,400 Yokogawa Electric Corp. 384,140
11,585,334
Energy Equipment & Services (0.0%
†
):
20,137 Tenaris SA 588,113
Entertainment (0.9%):
19,800 Capcom Co., Ltd. 419,895
3,692 CTS Eventim AG & Co. KGaA 211,705
5,300 Konami Group Corp. 659,488
20,300 Nexon Co., Ltd. 382,650
59,500 Nintendo Co., Ltd. 3,395,442
8,361 Spotify Technology SA* 4,054,332
27,000 Toho Co., Ltd. 284,844
58,223 Universal Music Group NV 1,128,803
10,537,159

AZL International Index Fund
Consolidated Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Financial Services (1.1%):
1,328 Adyen NV* $ 1,328,684
11,770 Banca Mediolanum SpA 239,022
5,200 EXOR NV 398,484
3,901 Groupe Bruxelles Lambert NV 352,571
6,010 Industrivarden AB, Class A 299,241
8,707 Industrivarden AB, Class C 433,881
49,579 Infratil, Ltd. 333,664
98,174 Investor AB, Class B 3,718,369
4,233 L E Lundbergforetagen AB, Class B 241,907
127,295 M&G plc 462,612
46,700 Mitsubishi HC Capital, Inc. 417,273
63,200 ORIX Corp. 1,893,649
25,204 Poste Italiane SpA^ 592,911
947 Sofina SA 229,405
324,700 Sony Financial Group, Inc. 295,825
18,119 Washington H Soul Pattinson & Co., Ltd. 506,367
35,387 Wise plc, Class A* 424,659
12,168,524
Food Products (2.2%):
48,900 Ajinomoto Co., Inc. 1,371,218
18,269 Associated British Foods plc 457,169
193 Barry Callebaut AG, Registered Shares 338,479
274,400 China Huishan Dairy Holdings Co., Ltd.*(a) —
5 Chocoladefabriken Lindt & Spruengli AG 711,288
50 Chocoladefabriken Lindt & Spruengli AG, Class PC 702,253
34,593 Danone SA 2,777,868
8,664 JDE Peet's NV 318,957
9,038 Kerry Group plc, Class A 715,677
37,700 Kikkoman Corp. 343,691
21 Lotus Bakeries NV 238,620
25,408 Magnum Ice Cream Co. NV (The)* 374,958
27,016 Mowi ASA 614,083
138,074 Nestle SA, Registered Shares 13,698,841
36,955 Orkla ASA 465,091
3,689 Salmar ASA 215,639
458,797 WH Group, Ltd. 604,565
99,500 Wilmar International, Ltd. 299,838
24,248,235
Gas Utilities (0.4%):
68,092 APA Group 468,132
624,135 Hong Kong & China Gas Co., Ltd. 572,123
33,163 Italgas SpA 386,219
12,281 Naturgy Energy Group SA 368,670
19,100 Osaka Gas Co., Ltd. 774,614
110,483 Snam SpA 840,165
17,600 Tokyo Gas Co., Ltd. 831,096
4,241,019
Ground Transportation (0.4%):
19,195 Ayvens SA 226,113
42,400 Central Japan Railway Co. 1,098,054
50,939 East Japan Railway Co. 1,162,648
128,935 Grab Holdings, Ltd.* 471,902
12,500 Hankyu Hanshin Holdings, Inc. 361,386
80,494 MTR Corp., Ltd. 330,328
10,400 Seibu Holdings, Inc. 290,437
25,100 Tokyu Corp. 296,505
Shares Value
Common Stocks, continued
Ground Transportation, continued
21,800 West Japan Railway Co. $ 433,035
4,670,408
Health Care Equipment & Supplies (1.5%):
26,835 Alcon AG 2,013,689
2,194 BioMerieux 233,612
3,457 Cochlear, Ltd. 405,884
6,914 Coloplast A/S, Class B 471,484
4,743 Demant A/S* 144,169
16,033 EssilorLuxottica SA 3,730,944
32,596 Fisher & Paykel Healthcare Corp., Ltd. 705,756
18,000 Hoya Corp. 3,105,221
41,835 Koninklijke Philips NV 1,145,695
58,700 Olympus Corp. 558,900
18,617 Siemens Healthineers AG 780,885
42,144 Smith & Nephew plc 665,629
2,800 Sonova Holding AG 634,844
5,847 Straumann Holding AG, Class R 610,120
24,800 Sysmex Corp. 216,223
71,500 Terumo Corp. 957,453
16,380,508
Health Care Providers & Services (0.2%):
12,048 Fresenius Medical Care AG 535,960
22,809 Fresenius SE & Co. KGaA 1,168,225
270,640 Sigma Healthcare, Ltd. 497,513
23,999 Sonic Healthcare, Ltd. 339,618
2,541,316
Health Care Technology (0.0%
†
):
22,300 M3, Inc. 227,683
3,250 Pro Medicus, Ltd. 268,442
496,125
Hotels, Restaurants & Leisure (0.9%):
10,411 Accor SA 498,748
24,287 Amadeus IT Group SA 1,380,416
29,232 Aristocrat Leisure, Ltd. 928,623
91,035 Compass Group plc 2,528,908
11,173 Delivery Hero SE* 199,362
31,759 Entain plc 239,781
6,971 Evolution AB 434,993
105,000 Galaxy Entertainment Group, Ltd. 473,378
7,813 InterContinental Hotels Group plc 1,028,987
115,872 Lottery Corp., Ltd. (The) 431,787
58,900 Oriental Land Co., Ltd. 1,002,797
135,932 Sands China, Ltd. 288,915
4,943 Sodexo SA 253,712
9,071 Whitbread plc 275,668
5,200 Zensho Holdings Co., Ltd. 301,657
10,267,732
Household Durables (0.9%):
67,890 Barratt Redrow plc 237,437
124,200 Panasonic Holdings Corp. 2,062,435
30,900 Sekisui House, Ltd. 689,879
329,900 Sony Group Corp. 6,805,274
9,795,025

AZL International Index Fund
Consolidated Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Household Products (0.4%):
32,436 Essity AB, Class B $ 836,596
5,544 Henkel AG & Co. KGaA 397,014
34,629 Reckitt Benckiser Group plc 2,349,659
65,400 Unicharm Corp. 380,873
3,964,142
Independent Power and Renewable Electricity Producers
(0.3%):
18,495 ACEN Corp. 901
14,847 EDP Renovaveis SA 237,538
67,249 Meridian Energy, Ltd. 214,848
28,975 Orsted AS* 709,510
33,800 RWE AG 2,250,906
3,413,703
Industrial Conglomerates (1.9%):
141,744 CK Hutchison Holdings, Ltd. 1,089,387
900 Hikari Tsushin, Inc. 227,869
245,000 Hitachi, Ltd. 7,160,954
7,682 Investment AB Latour, Class B 165,120
8,800 Jardine Matheson Holdings, Ltd. 631,720
80,500 Keppel, Ltd. 747,268
12,181 Lifco AB, Class B 366,696
19,000 Sekisui Chemical Co., Ltd. 316,799
40,676 Siemens AG, Registered Shares 9,646,663
16,615 Smiths Group plc 505,982
19,464 Swire Pacific, Ltd., Class A 213,479
21,071,937
Industrial REITs (0.3%):
215,283 CapitaLand Ascendas REIT 416,051
110,365 Goodman Group 1,964,278
68,557 Segro plc 596,104
2,976,433
Insurance (5.7%):
14,378 Admiral Group plc 606,473
64,946 Aegon, Ltd. 473,451
8,356 Ageas SA/NV 611,929
565,400 AIA Group, Ltd. 6,351,780
20,429 Allianz SE, Registered Shares
+
8,464,395
8,714 ASR Nederland NV 600,245
164,221 Aviva plc 1,307,906
89,751 AXA SA 4,114,144
191,100 Daiichi Life Group, Inc. 1,746,451
45,774 Generali 1,845,396
10,681 Gjensidige Forsikring ASA 279,019
3,221 Hannover Rueck SE 996,779
4,229 Helvetia Baloise Holding AG 1,092,665
128,023 Insurance Australia Group, Ltd. 644,117
93,900 Japan Post Holdings Co., Ltd. 1,077,383
30,600 Japan Post Insurance Co., Ltd. 309,173
295,815 Legal & General Group plc 974,821
54,896 Mapfre SA 245,705
145,695 Medibank Pvt, Ltd. 440,824
69,333 MS&AD Insurance Group Holdings, Inc. 1,814,580
7,013 Muenchener Rueckversicherungs-Gesellschaft AG in
Muenchen, Class R 4,368,018
13,762 NN Group NV 1,076,338
11,849 Phoenix Financial, Ltd. 629,912
Shares Value
Common Stocks, continued
Insurance, continued
136,225 Prudential plc $ 1,899,414
79,612 QBE Insurance Group, Ltd. 1,169,483
128,588 Sampo Oyj, A Shares 1,377,689
48,175 Sompo Holdings, Inc. 1,882,535
35,128 Standard Life plc 317,621
59,632 Suncorp Group, Ltd. 665,119
1,527 Swiss Life Holding AG 1,674,108
16,053 Swiss Re AG 2,681,376
25,136 T&D Holdings, Inc. 638,921
3,409 Talanx AG 414,817
98,200 Tokio Marine Holdings, Inc. 4,586,157
17,500 Tryg A/S 418,965
19,303 Unipol Assicurazioni SpA 451,810
7,857 Zurich Insurance Group AG 5,603,446
63,852,965
Interactive Media & Services (0.1%):
47,026 Auto Trader Group plc 294,117
19,892 CAR Group, Ltd. 321,612
143,900 LY Corp. 348,796
2,759 REA Group, Ltd. 305,506
4,293 Scout24 SE 328,892
3,760 VK IPJSC, GDR*(a) —
1,598,923
IT Services (0.6%):
8,362 Capgemini SE 977,260
95,700 Fujitsu, Ltd. 1,945,053
4,326 Indra Sistemas SA^ 238,345
68,400 NEC Corp. 1,704,254
19,338 Nomura Research Institute, Ltd. 535,859
18,300 Obic Co., Ltd. 445,988
11,700 Otsuka Corp. 224,398
11,700 TIS, Inc. 252,490
6,323,647
Leisure Products (0.1%):
31,900 Bandai Namco Holdings, Inc. 788,020
3,800 Shimano, Inc. 398,246
1,186,266
Life Sciences Tools & Services (0.3%):
6,140 Eurofins Scientific SE 448,970
3,771 Lonza Group AG, Registered Shares 2,413,249
11,494 Qiagen NV 460,361
1,691 Sartorius Stedim Biotech 331,028
3,653,608
Machinery (3.3%):
15,839 Alfa Laval AB 864,708
19,169 Alstom SA* 546,131
145,250 Atlas Copco AB, Class A 2,556,188
81,874 Atlas Copco AB, Class B 1,272,806
17,800 Daifuku Co., Ltd. 621,941
24,690 Daimler Truck Holding AG 1,176,848
25,400 Ebara Corp. 715,776
35,019 Epiroc AB, Class A 860,244
20,504 Epiroc AB, Class B 441,192
50,200 FANUC Corp. 1,748,600
7,619 GEA Group AG 538,366

AZL International Index Fund
Consolidated Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Machinery, continued
55,100 IHI Corp. $ 1,126,231
13,818 Indutrade AB 319,730
40,000 Kawasaki Heavy Industries, Ltd. 759,035
3,913 Knorr-Bremse AG 436,814
51,300 Komatsu, Ltd. 2,013,969
18,518 Kone Oyj, Class B 1,180,481
51,100 Kubota Corp. 806,386
12,300 Makita Corp. 399,529
35,479 Metso Oyj 613,528
19,800 MINEBEA MITSUMI, Inc. 324,825
171,500 Mitsubishi Heavy Industries, Ltd. 4,678,850
280 Rational AG 202,650
57,478 Sandvik AB 2,197,733
2,259 Schindler Holding AG, Class PC 744,122
1,306 Schindler Holding AG, Registered Shares 410,869
18,218 SKF AB, B Shares 435,359
3,000 SMC Corp. 1,173,531
4,155 Spirax Group plc 371,808
80,000 Techtronic Industries Co., Ltd. 1,064,879
1,820 Toyota Industries Corp.* 234,180
10,212 Trelleborg AB, Class B 380,720
1,414 VAT Group AG 872,501
85,256 Volvo AB, Class B^ 2,782,980
26,161 Wartsila OYJ Abp 978,073
131,300 Yangzijiang Shipbuilding Holdings, Ltd. 390,246
36,241,829
Marine Transportation (0.3%):
159 AP Moller - Maersk A/S, Class A 386,293
200 AP Moller - Maersk A/S, Class B 495,719
20,500 Kawasaki Kisen Kaisha, Ltd. 345,156
2,645 Kuehne + Nagel International AG, Class R 604,418
17,800 Mitsui OSK Lines, Ltd. 736,794
22,600 Nippon Yusen KK 829,550
66,000 SITC International Holdings Co., Ltd. 291,378
3,689,308
Media (0.2%):
69,819 Informa plc 695,929
12,239 Publicis Groupe SA 1,012,041
1,707,970
Metals & Mining (3.3%):
77,337 Alrosa PAO(a)(b) —
59,722 Anglo American plc 2,536,887
20,870 Antofagasta plc 928,298
23,196 ArcelorMittal SA 1,208,385
272,726 BHP Group, Ltd. 9,962,725
15,207 Boliden AB* 807,644
10,448 Endeavour Mining plc 632,425
108,386 Evolution Mining, Ltd. 982,061
89,215 Fortescue, Ltd. 1,259,974
12,249 Fresnillo plc 542,542
537,146 Glencore plc* 4,092,432
29,500 JFE Holdings, Inc. 343,657
29,500 JX Advanced Metals Corp. 641,283
48,361 Lynas Rare Earths, Ltd.* 657,071
185,700 MMC Norilsk Nickel PJSC*(a)(b) —
261,140 Nippon Steel Corp. 959,447
74,312 Norsk Hydro ASA 788,503
Shares Value
Common Stocks, continued
Metals & Mining, continued
73,571 Northern Star Resources, Ltd. $ 1,073,814
42,350 Novolipetsk Steel PJSC*(a)(b) —
1,026 Polyus PJSC*(a)(b) —
60,256 Rio Tinto plc 5,600,051
20,117 Rio Tinto, Ltd. 2,261,333
6,613 Severstal(a)(b) —
235,955 South32, Ltd. 709,107
13,600 Sumitomo Metal Mining Co., Ltd. 788,516
84,297 United Co. RUSAL International PJSC*(a)(b) —
36,776,155
Multi-Utilities (1.1%):
250,851 Centrica plc 709,454
120,608 E.ON SE 2,635,749
97,944 Engie SA 3,157,310
267,137 National Grid plc 4,502,962
43,600 Sembcorp Industries, Ltd.^ 226,481
34,298 Veolia Environnement SA 1,310,016
12,541,972
Office REITs (0.0%
†
):
2,741 Gecina SA 216,708
430 Nippon Building Fund, Inc. 360,960
577,668
Oil, Gas & Consumable Fuels (4.2%):
17,254 Aker BP ASA 633,881
38,316 Bollore SE 218,974
847,766 BP plc 6,681,572
142,620 ENEOS Holdings, Inc. 1,272,843
110,077 Eni SpA^ 3,125,360
40,876 Equinor ASA 1,731,320
22,524 Galp Energia SGPS SA 547,519
354,974 Gazprom PJSC*(a)(b) —
39,635 Idemitsu Kosan Co., Ltd. 385,355
46,400 Inpex Corp. 1,361,590
12,219 LUKOIL PJSC*(a)(b) —
23,454 Neste Oyj 757,323
27,220 Novatek PJSC*(a)(b) —
7,722 OMV AG 560,718
60,128 Repsol SA 1,689,138
34,912 Rosneft Oil Co. PJSC*(a)(b) —
175,047 Santos, Ltd. 961,122
305,635 Shell plc 14,270,012
171,452 Surgutneftegas PJSC(a)(b) —
199,091 Surgutneftegas Prefernce(a)(b) —
43,241 Tatneft PJSC*(a)(b) —
106,497 TotalEnergies SE 9,831,897
102,127 Woodside Energy Group, Ltd. 2,435,250
46,463,874
Paper & Forest Products (0.2%):
4,415 Holmen AB, B Shares 158,122
30,804 Stora Enso Oyj, Class R^ 362,797
33,117 Svenska Cellulosa AB SCA, Class B^ 383,526
28,802 UPM-Kymmene Oyj^ 895,777
1,800,222
Passenger Airlines (0.2%):
9,000 ANA Holdings, Inc. 160,036

AZL International Index Fund
Consolidated Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Passenger Airlines, continued
29,978 Deutsche Lufthansa AG, Registered Shares $ 247,407
68,891 International Consolidated Airlines Group SA 329,207
8,770 Japan Airlines Co., Ltd. 142,702
43,692 Qantas Airways, Ltd. 256,552
43,995 Ryanair Holdings plc 1,246,231
82,250 Singapore Airlines, Ltd. 425,706
2,807,841
Personal Care Products (1.2%):
5,410 Beiersdorf AG 478,572
24,600 Kao Corp. 961,339
12,860 L'Oreal SA 5,272,737
22,800 Shiseido Co., Ltd. 467,665
116,679 Unilever plc 6,540,815
13,721,128
Pharmaceuticals (8.3%):
98,000 Astellas Pharma, Inc. 1,600,196
83,160 AstraZeneca plc 16,240,181
52,667 Bayer AG, Registered Shares 2,393,977
36,300 Chugai Pharmaceutical Co., Ltd. 2,008,609
95,100 Daiichi Sankyo Co., Ltd. 1,676,816
13,300 Eisai Co., Ltd. 413,365
1,190 Financiere de Tubize SA 294,187
9,744 Galderma Group AG 1,889,448
218,954 GSK plc 6,003,870
476,413 Haleon plc 2,357,852
2,102 Ipsen SA 394,138
2,251 Kangmei Pharmaceutical Co.*(a) —
10,900 Kyowa Kirin Co., Ltd. 180,071
7,120 Merck KGaA 884,110
101,920 Novartis AG, Registered Shares 15,478,339
173,154 Novo Nordisk A/S, Class B 6,381,471
5,975 Orion Oyj, Class B 483,165
23,300 Otsuka Holdings Co., Ltd. 1,644,823
5,724 Recordati Industria Chimica e Farmaceutica SpA 325,563
37,665 Roche Holding AG 14,876,343
1,723 Roche Holding AG, Class BR 713,882
22,487 Sandoz Group AG 1,764,287
58,828 Sanofi SA 5,673,541
40,000 Shionogi & Co., Ltd. 890,046
85,473 Takeda Pharmaceutical Co., Ltd. 3,153,470
62,259 Teva Pharmaceutical Industries, Ltd., ADR* 1,875,241
6,813 UCB SA 2,051,876
91,648,867
Professional Services (1.1%):
18,868 Bureau Veritas SA 566,708
28,501 Computershare, Ltd. 562,737
48,600 Experian plc 1,689,010
8,671 Intertek Group plc 422,707
4,647 Randstad NV^ 122,070
76,000 Recruit Holdings Co., Ltd. 3,288,140
97,779 RELX plc 3,223,206
9,030 SGS SA, Registered Shares 955,990
12,594 Wolters Kluwer NV 942,033
11,772,601
Real Estate Management & Development (1.1%):
2,307 Azrieli Group, Ltd. 309,232
Shares Value
Common Stocks, continued
Real Estate Management & Development, continued
139,300 CapitaLand Investment, Ltd. $ 297,000
60,000 China Evergrande Group* 1,247
98,744 CK Asset Holdings, Ltd. 564,057
14,200 Daito Trust Construction Co., Ltd. 330,757
29,400 Daiwa House Industry Co., Ltd. 919,119
40,156 Fastighets AB Balder, B Shares* 236,296
73,956 Henderson Land Development Co., Ltd. 274,306
59,600 Hongkong Land Holdings, Ltd. 466,159
23,900 Hulic Co., Ltd. 278,248
3,795 LEG Immobilien SE 247,117
2,004 Magnit PJSC(a)(b) —
57,900 Mitsubishi Estate Co., Ltd. 1,602,322
142,000 Mitsui Fudosan Co., Ltd. 1,503,149
10,811 Sagax AB, Class B 201,617
202,601 Sino Land Co., Ltd. 301,910
33,300 Sumitomo Realty & Development Co., Ltd. 936,309
79,000 Sun Hung Kai Properties, Ltd. 1,338,998
4,195 Swiss Prime Site AG, Registered Shares 710,918
40,835 Vonovia SE 1,016,834
59,931 Wharf Holdings, Ltd. (The) 165,591
86,300 Wharf Real Estate Investment Co., Ltd. 250,207
11,951,393
Retail REITs (0.2%):
12,213 Klepierre SA 460,259
143,420 Link REIT 664,061
274,125 Scentre Group 632,304
6,377 Unibail-Rodamco-Westfield 712,626
211,704 Vicinity, Ltd. 343,396
2,812,646
Semiconductors & Semiconductor Equipment (4.9%):
41,200 Advantest Corp. 5,574,708
2,505 ASM International NV 1,907,871
20,815 ASML Holding NV 27,547,813
3,896 BE Semiconductor Industries NV 821,899
5,000 Disco Corp. 2,003,674
70,565 Infineon Technologies AG 3,100,084
10,000 Kioxia Holdings Corp.* 1,271,382
4,200 Lasertec Corp. 926,142
1,516 Nova, Ltd.* 673,976
97,400 Renesas Electronics Corp. 1,383,262
8,800 SCREEN Holdings Co., Ltd. 518,541
35,547 STMicroelectronics NV 1,220,122
24,000 Tokyo Electron, Ltd. 5,869,805
6,124 Tower Semiconductor, Ltd.* 1,074,693
53,893,972
Software (1.3%):
4,567 Check Point Software Technologies, Ltd.* 652,396
2,750 Cyberark Software, Ltd.* 123,750
36,155 Dassault Systemes SE 736,013
2,370 Monday.com, Ltd.* 163,791
11,481 Nebius Group NV, Class A* 1,191,268
2,837 Nemetschek SE 208,784
3,127 Nice, Ltd.* 345,055
2,300 Oracle Corp. 125,983
50,700 Sage Group plc (The) 566,167
55,965 SAP SE 9,469,858
11,033 WiseTech Global, Ltd. 301,068

AZL International Index Fund
Consolidated Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Software, continued
9,241 Xero, Ltd.* $ 494,197
14,378,330
Specialty Retail (0.9%):
5,181 Avolta AG* 310,862
10,200 Fast Retailing Co., Ltd. 4,060,110
26,135 H & M Hennes & Mauritz AB, Class B 487,513
58,974 Industria de Diseno Textil SA 3,390,315
137,007 JD Sports Fashion plc 128,622
85,848 Kingfisher plc 325,938
22,300 Nitori Holdings Co., Ltd. 354,213
44,500 Sanrio Co., Ltd. 274,624
12,428 Zalando SE* 297,286
25,300 ZOZO, Inc. 176,962
9,806,445
Technology Hardware, Storage & Peripherals (0.3%):
46,200 Canon, Inc. 1,286,773
61,500 FUJIFILM Holdings Corp. 1,168,957
7,893 Logitech International SA, Class R 721,354
3,177,084
Textiles, Apparel & Luxury Goods (1.9%):
9,126 adidas AG 1,437,939
37,000 Asics Corp. 983,969
28,741 Cie Financiere Richemont SA, Registered Shares 5,122,722
2,316 FF Group*(a) —
1,688 Hermes International SCA 3,223,480
4,022 Kering SA 1,216,037
13,384 LVMH Moet Hennessy Louis Vuitton SE 7,438,702
12,257 Moncler SpA 738,597
4,602 Pandora A/S 323,267
1,567 Swatch Group AG (The), Class BR^ 348,429
20,833,142
Tobacco (1.0%):
116,332 British American Tobacco plc 6,775,390
40,181 Imperial Brands plc 1,635,096
65,200 Japan Tobacco, Inc. 2,501,991
10,912,477
Trading Companies & Distributors (2.4%):
14,336 AddTech AB, B Shares 487,377
9,112 AerCap Holdings NV 1,249,984
23,474 Beijer Ref AB, Class B 322,778
6,299 Brenntag SE 415,531
17,641 Bunzl plc 528,440
316,900 ITOCHU Corp. 4,028,311
75,400 Marubeni Corp. 2,772,809
172,100 Mitsubishi Corp. 5,910,681
132,800 Mitsui & Co., Ltd. 5,113,320
15,500 MonotaRO Co., Ltd. 166,645
11,404 Rexel SA 445,946
11,585 SGH, Ltd. 328,484
57,800 Sumitomo Corp. 2,151,462
22,637 Sunbelt Rentals Holdings, Inc. 1,445,341
37,800 Toyota Tsusho Corp. 1,479,288
26,846,397
Shares Value
Common Stocks, continued
Transportation Infrastructure (0.3%):
41,111 Aena SME SA $ 1,223,926
1,705 Aeroports de Paris SA 207,431
96,608 Auckland International Airport, Ltd. 442,937
16,392 Getlink SE 353,192
166,502 Transurban Group 1,617,820
3,845,306
Water Utilities (0.1%):
14,304 Severn Trent plc 587,250
35,900 United Utilities Group plc 627,522
1,214,772
Wireless Telecommunication Services (1.1%):
49,629 Airtel Africa plc 228,916
156,700 KDDI Corp. 2,683,726
29,884 Mobile TeleSystems PJSC(a)(b) —
1,537,000 SoftBank Corp. 2,051,387
199,600 SoftBank Group Corp. 4,797,667
28,842 Tele2 AB, B Shares 593,207
997,213 Vodafone Group plc 1,511,810
11,866,713
Total Common Stocks (Cost $476,629,785) 1,089,810,942
Preferred Stocks (0.3%):
Automobiles (0.2%):
3,081 Bayerische Motoren Werke AG, 5.56% 276,774
5,520 Dr. Ing hc F Porsche AG, 2.11%^ 247,345
8,529 Porsche Automobil Holding SE, 6.14% 306,753
11,103 Volkswagen AG, 7.34% 1,111,726
1,942,598
Household Products (0.1%):
8,469 Henkel AG & Co. KGaA, 3.07% 650,608
Life Sciences Tools & Services (0.0%
†
):
1,510 Sartorius AG, 0.35% 368,433
Total Preferred Stocks (Cost $3,006,023) 2,961,639
Right (0.0%
†
):
Diversified Telecommunication Services (0.0%
†
):
936,684 Telecom Italia SpA, Expires on 4/1/26* 20
Total Right (Cost $–) 20
Affiliated Investment Company (0.8%):
Money Market Funds (0.8%):
9,323,612 BlackRock Liquidity FedFund, Institutional Class,
3.55%
+
(c)(d) 9,323,612
Total Affiliated Investment Company (Cost $9,323,612) 9,323,612
Unaffiliated Investment Company (0.0%
†
):
Money Market Funds (0.0%
†
):
70 Dreyfus Treasury Securities Cash Management
Fund, Institutional Shares, 3.53%(d) 70
Total Unaffiliated Investment Company (Cost $70) 70

AZL International Index Fund
Consolidated Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Percentages indicated are based on net assets as of March 31, 2026 .
The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total value of investments as of March 31, 2026 :
Total Investment Securities
(Cost $488,959,49 0 ) — 99.3% $ 1,102,096,283
Net other assets (liabilities) — 0.7% 7,896,428
Net Assets — 100.0% $ 1,109,992,711
ADR—American Depository Receipt
GDR—Global Depositary Receipt
REIT—Real Estate Investment Trust
* Non-income producing security.
^ This security or a partial position of this security was on loan as of March 31, 2026. The total value of securities on loan as of March 31, 2026 was $7,620,412.
† Represents less than 0.05%.
+ Affiliated Securities
(a) Security was valued using significant unobservable inputs as of March 31, 2026.
(b) These securities are held by the AZL MSCI Emerging Markets Equity Index Fund (the “Subsidiary”). See Note 1 in Notes to the Consolidated Financial Statements.
(c) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2026.
(d) The rate represents the effective yield at March 31, 2026.
Amounts shown as “—“ are either $0 or round to less than $1.
Country Percentage
Australia 6.6%
Austria 0.3%
Belgium 0.9%
Chile 0.1%
China —%
†
Cyprus —%
†
Czech Republic —%
†
Denmark 1.6%
Finland 1.2%
France 9.8%
Germany 8.8%
Greece —%
†
Hong Kong 2.2%
Ireland 0.7%
Israel 1.1%
Italy 3.1%
Japan 22.8%
Luxembourg 0.2%
Macau —%
†
Mexico —%
†
Netherlands 5.4%
New Zealand 0.2%
Norway 0.8%
Philippines —%
†
Poland —%
†
Portugal 0.2%
Russia —%
†
Russian Federation —%
†
Singapore 1.7%
Spain 3.7%
Sweden 3.6%
Switzerland 9.9%
Turkey —%
†
United Kingdom 14.1%

AZL International Index Fund
Consolidated Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Country Percentage
United States 1.0%
100.0%
† Represents less than 0.05%.
Futures Contracts
At March 31, 2026, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
ASX SPI 200 Index June Futures (Australian Dollar) 6/22/26 14 $ 2,055,287 $ (17,166)
DJ EURO STOXX 50 June Futures (Euro) 6/19/26 78 4,953,425 (86,831)
FTSE 100 Index June Futures (British Pounds) 6/19/26 24 3,239,363 4,432
SGX Nikkei 225 Index June Futures (Japanese Yen) 6/11/26 14 2,264,226 (70,705)
$ (170,270)

AZL Mid Cap Index Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks (99.2%):
Aerospace & Defense (4.4%):
4,369 AeroVironment, Inc.* $ 799,745
18,931 ATI, Inc.* 2,753,703
12,797 BWX Technologies, Inc. 2,616,859
6,937 Carpenter Technology Corp. 2,734,219
5,158 Curtiss-Wright Corp. 3,513,217
10,982 Hexcel Corp. 888,773
25,803 Kratos Defense & Security Solutions, Inc.* 1,819,370
3,806 Moog, Inc., Class A 1,113,788
26,997 StandardAero, Inc.* 697,332
8,333 Woodward, Inc. 2,982,547
19,919,553
Air Freight & Logistics (0.2%):
16,187 GXO Logistics, Inc.* 839,296
Automobile Components (1.1%):
9,645 Autoliv, Inc. 1,014,268
29,547 BorgWarner, Inc. 1,603,220
30,410 Gentex Corp. 664,459
39,877 Goodyear Tire & Rubber Co. (The)* 264,385
7,171 Lear Corp. 868,265
3,668 Visteon Corp. 334,191
4,748,788
Automobiles (0.2%):
16,269 Harley-Davidson, Inc. 328,959
7,366 Thor Industries, Inc. 588,470
917,429
Banks (5.9%):
22,337 Associated Banc-Corp. 577,635
14,297 Bank OZK 656,089
42,227 Columbia Banking System, Inc. 1,158,287
18,480 Commerce Bancshares, Inc. 909,216
8,863 Cullen/Frost Bankers, Inc. 1,214,940
19,052 East West Bancorp, Inc. 2,033,991
17,628 First Financial Bankshares, Inc. 519,145
68,912 First Horizon Corp. 1,568,437
40,974 Flagstar Financial, Inc. 539,628
51,382 FNB Corp. 859,107
18,246 Glacier Bancorp, Inc. 815,049
11,552 Hancock Whitney Corp. 734,592
26,516 Home BancShares, Inc. 714,076
7,345 International Bancshares Corp. 494,245
48,411 Old National Bancorp 1,069,883
20,945 Pinnacle Financial Partners, Inc. 1,804,202
13,660 Prosperity Bancshares, Inc. 917,679
13,790 Southstate Bank Corp. 1,275,851
6,231 Texas Capital Bancshares, Inc.* 591,197
9,949 UMB Financial Corp. 1,122,148
19,655 United Bankshares, Inc. 814,110
67,840 Valley National Bancorp 833,075
22,744 Webster Financial Corp. 1,578,888
14,527 Western Alliance Bancorp 1,029,238
9,353 Wintrust Financial Corp. 1,299,506
20,555 Zions Bancorp NA 1,184,379
26,314,593
Shares Value
Common Stocks, continued
Beverages (0.6%):
1,028 Boston Beer Co., Inc. (The), Class A* $ 236,851
22,384 Celsius Holdings, Inc.* 794,184
7,836 Coca-Cola Consolidated, Inc. 1,502,475
2,533,510
Biotechnology (3.0%):
19,610 Arrowhead Pharmaceuticals, Inc.* 1,229,547
26,533 BioMarin Pharmaceutical, Inc.* 1,498,849
16,812 Cytokinetics, Inc.* 1,108,079
36,853 Exelixis, Inc.* 1,580,625
16,566 Halozyme Therapeutics, Inc.* 1,070,661
14,060 Neurocrine Biosciences, Inc.* 1,852,265
63,162 Roivant Sciences, Ltd.* 1,749,587
5,997 United Therapeutics Corp.* 3,556,101
13,645,714
Broadline Retail (0.3%):
36,857 Macy's, Inc. 666,743
8,508 Ollie's Bargain Outlet Holdings, Inc.* 783,076
1,449,819
Building Products (1.8%):
9,445 AAON, Inc. 781,574
10,018 Advanced Drainage Systems, Inc. 1,373,768
5,710 Carlisle Cos., Inc. 1,904,970
16,757 Fortune Brands Innovations, Inc. 653,020
11,576 Owens Corning 1,252,755
5,741 Simpson Manufacturing Co., Inc. 985,270
14,768 Trex Co., Inc.* 537,851
8,223 UFP Industries, Inc. 757,503
8,246,711
Capital Markets (2.6%):
3,966 Affiliated Managers Group, Inc. 1,097,392
36,783 Carlyle Group, Inc. (The) 1,779,930
5,344 Evercore, Inc., Class A 1,595,238
9,979 Federated Hermes, Inc., Class B 565,909
5,895 Hamilton Lane, Inc., Class A 585,963
7,744 Houlihan Lokey, Inc., Class A 1,112,193
16,933 Janus Henderson Group plc 869,848
23,564 Jefferies Financial Group, Inc. 972,486
3,283 Morningstar, Inc. 554,991
13,039 SEI Investments Co. 1,023,170
21,576 Stifel Financial Corp. 1,594,898
11,752,018
Chemicals (1.7%):
6,648 Ashland, Inc. 369,695
12,682 Avient Corp. 460,357
29,850 Axalta Coating Systems, Ltd.* 826,845
7,349 Cabot Corp. 553,453
1,098 NewMarket Corp. 703,763
15,919 Olin Corp. 473,272
17,972 RPM International, Inc. 1,786,417
6,345 Scotts Miracle-Gro Co. (The) 385,839
21,389 Solstice Advanced Materials, Inc. 1,628,986
4,829 Westlake Corp. 564,124
7,752,751

AZL Mid Cap Index Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Commercial Services & Supplies (1.6%):
5,889 Brink's Co. (The) $ 610,277
6,875 Clean Harbors, Inc.* 1,971,269
5,109 MSA Safety, Inc. 837,620
26,062 RB Global, Inc. 2,498,043
36,525 Tetra Tech, Inc. 1,100,133
7,017,342
Construction & Engineering (2.6%):
18,209 AECOM 1,544,487
53,445 API Group Corp.* 2,165,591
4,181 Dycom Industries, Inc.* 1,416,606
22,511 Fluor Corp.* 1,050,138
8,532 MasTec, Inc.* 2,745,086
4,288 Sterling Infrastructure, Inc.* 1,746,374
2,759 Valmont Industries, Inc. 1,102,414
11,770,696
Construction Materials (0.3%):
4,442 Eagle Materials, Inc. 841,537
7,791 Knife River Corp.* 636,135
1,477,672
Consumer Finance (0.7%):
39,273 Ally Financial, Inc. 1,540,680
5,407 FirstCash Holdings, Inc. 1,016,516
28,166 SLM Corp. 603,034
3,160,230
Consumer Staples Distribution & Retail (2.9%):
55,426 Albertsons Cos., Inc., Class A 944,459
18,152 BJ's Wholesale Club Holdings, Inc.* 1,786,520
5,127 Casey's General Stores, Inc. 3,731,738
25,474 Maplebear, Inc.* 954,256
21,752 Performance Food Group Co.* 1,863,276
13,260 Sprouts Farmers Market, Inc.* 1,022,744
30,593 US Foods Holding Corp.* 2,820,981
13,123,974
Containers & Packaging (1.0%):
8,948 AptarGroup, Inc. 1,127,627
15,646 Crown Holdings, Inc. 1,568,512
41,369 Graphic Packaging Holding Co. 411,208
3,499 Greif, Inc., Class A 234,678
12,179 Silgan Holdings, Inc. 472,545
13,303 Sonoco Products Co. 719,559
4,534,129
Diversified Consumer Services (0.9%):
5,586 Duolingo, Inc.* 550,612
482 Graham Holdings Co., Class B 509,599
3,761 Grand Canyon Education, Inc.* 639,483
17,450 H&R Block, Inc. 553,863
19,403 Service Corp. International 1,600,942
3,854,499
Diversified REITs (0.5%):
31,007 WP Carey, Inc. 2,107,236
Electric Utilities (0.9%):
7,353 IDACORP, Inc. 1,051,258
28,638 OGE Energy Corp. 1,373,479
Shares Value
Common Stocks, continued
Electric Utilities, continued
16,092 Portland General Electric Co. $ 849,175
13,301 TXNM Energy, Inc. 777,576
4,051,488
Electrical Equipment (2.3%):
4,264 Acuity, Inc. 1,194,858
5,191 EnerSys 901,780
20,686 Nextpower, Inc., Class A* 2,493,697
22,032 nVent Electric plc 2,605,945
9,260 Regal Rexnord Corp. 1,734,028
19,885 Sensata Technologies Holding plc 700,350
3,097 Vicor Corp.* 498,617
10,129,275
Electronic Equipment, Instruments & Components (3.9%):
5,250 Advanced Energy Industries, Inc. 1,694,228
7,103 Arrow Electronics, Inc.* 1,018,641
11,319 Avnet, Inc. 697,477
5,515 Belden, Inc. 633,287
23,174 Cognex Corp. 1,135,294
6,820 Crane NXT Co. 276,824
4,993 Fabrinet* 2,603,949
51,213 Flex, Ltd.* 3,352,403
3,474 IPG Photonics Corp.* 398,086
3,461 Littelfuse, Inc. 1,174,490
5,085 Novanta, Inc.* 600,589
10,635 TD SYNNEX Corp. 1,794,231
14,219 TTM Technologies, Inc.* 1,385,215
19,642 Vontier Corp. 696,702
17,461,416
Energy Equipment & Services (1.5%):
51,168 NOV, Inc. 962,470
56,505 TechnipFMC plc 3,906,191
8,986 Valaris, Ltd.* 880,988
10,049 Weatherford International plc 950,434
6,700,083
Entertainment (0.1%):
21,246 Warner Music Group Corp., Class A 542,623
Financial Services (1.2%):
40,466 Equitable Holdings, Inc. 1,501,693
13,338 Essent Group, Ltd. 779,473
5,279 Euronet Worldwide, Inc.* 350,367
30,842 MGIC Investment Corp. 809,603
9,400 Shift4 Payments, Inc., Class A* 411,062
13,492 Voya Financial, Inc. 921,774
4,735 WEX, Inc.* 724,644
5,498,616
Food Products (0.9%):
21,953 Darling Ingredients, Inc.* 1,357,793
29,651 Flowers Foods, Inc. 241,656
8,620 Ingredion, Inc. 971,129
2,746 Marzetti Company (The) 379,854
5,704 Pilgrim's Pride Corp. 215,383
6,521 Post Holdings, Inc.* 644,666
3,810,481

AZL Mid Cap Index Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Gas Utilities (1.2%):
13,144 National Fuel Gas Co. $ 1,235,010
13,995 New Jersey Resources Corp. 768,605
8,444 ONE Gas, Inc. 727,282
8,877 Southwest Gas Holdings, Inc. 771,411
8,160 Spire, Inc. 738,806
29,913 UGI Corp. 1,089,432
5,330,546
Ground Transportation (1.8%):
2,486 Avis Budget Group, Inc.*^ 362,583
22,376 Knight-Swift Transportation Holdings, Inc. 1,288,410
4,759 Landstar System, Inc. 762,915
5,550 Ryder System, Inc. 1,136,141
3,640 Saia, Inc.* 1,278,659
16,337 XPO, Inc.* 3,178,363
8,007,071
Health Care Equipment & Supplies (1.5%):
27,795 DENTSPLY SIRONA, Inc. 322,422
22,656 Envista Holdings Corp.* 574,783
15,542 Globus Medical, Inc.* 1,339,099
6,343 Haemonetics Corp.* 357,491
9,152 Lantheus Holdings, Inc.* 694,179
7,695 LivaNova plc* 489,094
6,364 Masimo Corp.* 1,131,965
5,488 Penumbra, Inc.* 1,802,095
6,711,128
Health Care Providers & Services (1.8%):
1,978 Chemed Corp. 747,170
14,094 Encompass Health Corp. 1,363,312
7,914 Ensign Group, Inc. (The) 1,594,671
12,024 HealthEquity, Inc.* 1,004,846
28,746 Hims & Hers Health, Inc.* 596,767
22,550 Option Care Health, Inc.* 607,046
12,201 Tenet Healthcare Corp.* 2,302,451
8,216,263
Health Care REITs (1.2%):
25,056 American Healthcare REIT, Inc. 1,181,641
29,298 CareTrust REIT, Inc. 1,073,772
48,909 Healthcare Realty Trust, Inc., Class A 830,964
41,225 Omega Healthcare Investors, Inc. 1,806,480
34,576 Sabra Health Care REIT, Inc. 664,896
5,557,753
Health Care Technology (0.1%):
19,375 Doximity, Inc., Class A* 451,437
Hotel & Resort REITs (0.1%):
29,510 Park Hotels & Resorts, Inc. 310,740
Hotels, Restaurants & Leisure (2.6%):
36,156 Aramark 1,465,764
7,751 Boyd Gaming Corp. 636,977
13,905 Cava Group, Inc.* 1,124,914
2,770 Choice Hotels International, Inc.^ 286,695
9,309 Churchill Downs, Inc. 836,227
17,860 Dutch Bros, Inc., Class A* 904,788
8,022 Hilton Grand Vacations, Inc.* 313,821
Shares Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
5,764 Hyatt Hotels Corp., Class A $ 828,806
11,584 Planet Fitness, Inc., Class A* 861,618
9,197 Texas Roadhouse, Inc., Class A 1,518,793
9,029 Travel + Leisure Co. 624,716
4,934 Vail Resorts, Inc.^ 633,131
3,849 Wingstop, Inc. 596,479
10,386 Wyndham Hotels & Resorts, Inc. 843,655
11,476,384
Household Durables (1.6%):
8,780 KB Home 454,365
29,290 Somnigroup International, Inc. 2,165,117
13,273 Taylor Morrison Home Corp., Class A* 773,020
13,352 Toll Brothers, Inc. 1,822,147
3,905 TopBuild Corp.* 1,371,826
9,061 Whirlpool Corp.^ 488,569
7,075,044
Independent Power and Renewable Electricity Producers
(0.7%):
8,575 Ormat Technologies, Inc. 959,714
6,413 Talen Energy Corp.* 2,047,222
3,006,936
Industrial REITs (1.0%):
7,502 EastGroup Properties, Inc. 1,388,545
18,647 First Industrial Realty Trust, Inc. 1,078,729
32,721 Rexford Industrial Realty, Inc. 1,070,958
26,627 STAG Industrial, Inc. 960,170
4,498,402
Insurance (3.7%):
9,899 American Financial Group, Inc. 1,264,201
8,223 Brighthouse Financial, Inc.* 492,393
14,257 CNO Financial Group, Inc. 585,392
35,541 Fidelity National Financial, Inc. 1,648,392
14,363 First American Financial Corp. 865,945
5,201 Hanover Insurance Group, Inc. (The) 901,593
3,048 Kinsale Capital Group, Inc. 1,041,380
31,982 Old Republic International Corp. 1,276,082
4,767 Primerica, Inc. 1,194,038
9,268 Reinsurance Group of America, Inc. 1,892,155
6,299 RenaissanceRe Holdings, Ltd. 1,872,252
12,754 RLI Corp. 727,488
16,559 Ryan Specialty Holdings, Inc., Class A 558,701
8,685 Selective Insurance Group, Inc. 654,762
22,258 Unum Group 1,625,502
16,600,276
Interactive Media & Services (0.3%):
81,614 Pinterest, Inc., Class A* 1,496,801
IT Services (1.1%):
32,788 Kyndryl Holdings, Inc.* 430,179
23,694 Okta, Inc.* 1,864,955
21,143 Twilio, Inc., Class A* 2,660,212
4,955,346
Leisure Products (0.5%):
9,244 Brunswick Corp. 672,593

AZL Mid Cap Index Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Leisure Products, continued
43,392 Mattel, Inc.* $ 630,486
7,719 Polaris, Inc. 420,686
10,668 YETI Holdings, Inc.* 390,342
2,114,107
Life Sciences Tools & Services (1.7%):
95,599 Avantor, Inc.* 749,496
2,560 Bio-Rad Laboratories, Inc., Class A* 713,600
15,839 Bruker Corp. 572,105
20,994 Illumina, Inc.* 2,587,720
3,131 Medpace Holdings, Inc.* 1,503,475
7,398 Repligen Corp.* 871,632
33,284 Sotera Health Co.* 477,293
7,475,321
Machinery (5.8%):
8,516 AGCO Corp. 986,749
6,311 Chart Industries, Inc.* 1,304,799
125,147 CNH Industrial NV 1,376,617
6,808 Crane Co. 1,164,168
16,178 Donaldson Co., Inc. 1,373,027
8,084 Esab Corp. 781,399
17,737 Flowserve Corp. 1,303,847
22,653 Graco, Inc. 1,917,577
11,972 ITT, Inc. 2,281,025
7,652 Lincoln Electric Holdings, Inc. 1,905,960
6,481 Middleby Corp. (The)* 859,251
15,432 Mueller Industries, Inc. 1,709,866
8,798 Oshkosh Corp. 1,295,154
4,327 RBC Bearings, Inc.* 2,350,080
6,946 SPX Technologies, Inc.* 1,388,783
15,761 Terex Corp. 931,475
8,783 Timken Co. (The) 883,306
13,533 Toro Co. (The) 1,264,524
3,831 Watts Water Technologies, Inc., Class A 1,112,101
26,189,708
Marine Transportation (0.2%):
7,527 Kirby Corp.* 1,000,188
Media (0.6%):
22,454 New York Times Co. (The), Class A 1,880,073
3,948 Nexstar Media Group, Inc., Class A 713,917
2,593,990
Metals & Mining (2.6%):
36,338 Alcoa Corp. 2,410,300
79,910 Cleveland-Cliffs, Inc.* 675,239
15,668 Commercial Metals Co. 962,485
94,020 Hecla Mining Co. 1,751,593
18,471 MP Materials Corp.* 891,410
7,320 Reliance, Inc. 2,224,694
11,126 Royal Gold, Inc. 2,831,456
11,747,177
Mortgage Real Estate Investment Trusts (REITs) (0.7%):
98,577 Annaly Capital Management, Inc. 2,084,904
49,183 Starwood Property Trust, Inc. 846,931
2,931,835
Shares Value
Common Stocks, continued
Multi-Utilities (0.3%):
10,767 Black Hills Corp. $ 747,337
8,599 Northwestern Energy Group, Inc. 567,018
1,314,355
Office REITs (0.4%):
15,619 COPT Defense Properties 477,941
23,164 Cousins Properties, Inc. 522,812
15,179 Kilroy Realty Corp. 428,200
22,588 Vornado Realty Trust 587,062
2,016,015
Oil, Gas & Consumable Fuels (3.9%):
45,910 Antero Midstream Corp. 1,046,748
40,251 Antero Resources Corp.* 1,708,253
8,049 Chord Energy Corp. 1,144,407
19,565 CNX Resources Corp.* 754,231
14,211 DT Midstream, Inc. 1,913,795
21,770 HF Sinclair Corp. 1,358,230
15,961 Matador Resources Co. 1,008,416
19,017 Murphy Oil Corp. 784,451
38,528 Ovintiv, Inc. 2,287,022
11,551 PBF Energy, Inc., Class A 550,059
102,162 Permian Resources Corp., Class A 2,178,094
32,841 Range Resources Corp. 1,483,756
26,703 Viper Energy, Inc., Class A 1,254,774
17,472,236
Paper & Forest Products (0.1%):
8,919 Louisiana-Pacific Corp. 648,857
Passenger Airlines (0.4%):
16,244 Alaska Air Group, Inc.* 597,454
92,630 American Airlines Group, Inc.* 994,846
1,592,300
Personal Care Products (0.2%):
16,703 BellRing Brands, Inc.* 268,751
53,777 Coty, Inc., Class A* 108,092
8,309 elf Beauty, Inc.* 503,608
880,451
Pharmaceuticals (0.7%):
68,791 Elanco Animal Health, Inc.* 1,646,168
8,376 Jazz Pharmaceuticals plc* 1,583,483
120 Jazz Pharmaceuticals plc, ADR* 22,686
3,252,337
Professional Services (2.5%):
16,905 Booz Allen Hamilton Holding Corp., Class A 1,319,097
3,033 CACI International, Inc., Class A* 1,649,558
6,240 Concentrix Corp. 170,727
21,893 ExlService Holdings, Inc.* 666,642
6,641 Exponent, Inc. 433,325
4,216 FTI Consulting, Inc.* 745,262
22,348 Genpact, Ltd. 832,463
17,705 KBR, Inc. 652,606
7,767 Maximus, Inc. 497,865
7,424 Parsons Corp.* 402,158
5,998 Paylocity Holding Corp.* 648,024
6,385 Science Applications International Corp. 606,064

AZL Mid Cap Index Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Professional Services, continued
26,912 TransUnion $ 1,862,041
10,705 Ul Solutions, Inc., Class A 917,526
11,403,358
Real Estate Management & Development (0.4%):
6,601 Jones Lang LaSalle, Inc.* 2,008,816
Residential REITs (0.8%):
46,359 American Homes 4 Rent, Class A 1,294,343
27,142 Equity LifeStyle Properties, Inc. 1,694,204
31,694 Independence Realty Trust, Inc. 471,924
3,460,471
Retail REITs (1.0%):
16,631 Agree Realty Corp. 1,253,645
42,389 Brixmor Property Group, Inc. 1,220,803
29,381 Kite Realty Group Trust 721,304
26,646 NNN REIT, Inc. 1,119,931
4,315,683
Semiconductors & Semiconductor Equipment (3.7%):
17,439 Allegro MicroSystems, Inc.* 549,852
16,050 Amkor Technology, Inc. 722,732
7,004 Cirrus Logic, Inc.* 1,012,919
21,195 Entegris, Inc. 2,484,902
19,071 Lattice Semiconductor Corp.* 1,769,026
9,005 MACOM Technology Solutions Holdings, Inc.* 1,999,740
9,404 MKS, Inc. 2,161,133
6,929 Onto Innovation, Inc.* 1,420,930
15,073 Rambus, Inc.* 1,296,730
4,605 Silicon Laboratories, Inc.* 958,531
3,040 SiTime Corp.* 1,049,864
5,462 Synaptics, Inc.* 382,558
6,217 Universal Display Corp. 569,850
16,378,767
Software (3.0%):
3,374 Appfolio, Inc., Class A* 532,485
20,645 Bentley Systems, Inc., Class B 725,052
12,301 BILL Holdings, Inc.* 471,128
4,936 Blackbaud, Inc.* 190,579
6,132 Commvault Systems, Inc.* 477,621
27,776 Docusign, Inc.* 1,316,860
8,571 Dolby Laboratories, Inc., Class A 514,774
24,015 Dropbox, Inc., Class A* 545,621
42,017 Dynatrace, Inc.* 1,553,789
11,826 Guidewire Software, Inc.* 1,768,697
3,417 InterDigital, Inc. 1,031,934
8,374 Manhattan Associates, Inc.* 1,114,747
37,752 Nutanix, Inc., Class A* 1,434,954
12,977 Pegasystems, Inc. 552,301
5,091 Qualys, Inc.* 447,244
59,750 UiPath, Inc., Class A* 663,225
13,341,011
Specialized REITs (1.4%):
32,018 CubeSmart 1,173,460
10,560 EPR Properties 527,577
39,460 Gaming and Leisure Properties, Inc. 1,750,840
12,207 Lamar Advertising Co., Class A 1,546,139
Shares Value
Common Stocks, continued
Specialized REITs, continued
9,769 National Storage Affiliates Trust $ 368,682
38,803 Rayonier, Inc. 800,118
6,166,816
Specialty Retail (3.4%):
6,245 Abercrombie & Fitch Co.* 570,606
3,814 AutoNation, Inc.* 744,722
28,438 Bath & Body Works, Inc. 530,937
8,651 Burlington Stores, Inc.* 2,814,862
33,049 Chewy, Inc., Class A* 892,323
9,219 Dick's Sporting Goods, Inc. 1,828,036
7,682 Five Below, Inc.* 1,755,183
15,033 Floor & Decor Holdings, Inc., Class A* 763,676
57,109 GameStop Corp., Class A* 1,315,791
31,553 Gap, Inc. (The) 763,583
3,396 Lithia Motors, Inc., Class A 848,049
2,346 Murphy USA, Inc. 1,158,854
2,559 Penske Automotive Group, Inc. 382,622
2,162 RH* 302,291
17,637 Valvoline, Inc.* 594,014
15,265,549
Technology Hardware, Storage & Peripherals (0.6%):
43,816 Everpure, Inc., Class A* 2,586,897
Textiles, Apparel & Luxury Goods (0.5%):
16,467 Capri Holdings, Ltd.* 290,149
3,483 Columbia Sportswear Co. 190,903
7,152 Crocs, Inc.* 593,759
6,437 PVH Corp. 449,045
45,996 VF Corp. 781,472
2,305,328
Trading Companies & Distributors (1.7%):
5,163 Applied Industrial Technologies, Inc. 1,369,847
26,582 Core & Main, Inc., Class A* 1,313,151
4,957 GATX Corp. 846,358
6,391 MSC Industrial Direct Co., Inc., Class A 589,698
4,779 Watsco, Inc. 1,738,552
6,682 WESCO International, Inc. 1,828,329
7,685,935
Water Utilities (0.3%):
38,952 Essential Utilities, Inc. 1,568,598
Total Common Stocks (Cost $289,525,160) 444,770,175
Affiliated Investment Company (0.3%):
Money Market Funds (0.3%):
1,279,364 BlackRock Liquidity FedFund, Institutional Class,
3.55%
+
(a)(b) 1,279,364
Total Affiliated Investment Company (Cost $1,279,364) 1,279,364
Unaffiliated Investment Company (0.7%):
Money Market Funds (0.7%):
3,087,605 Dreyfus Treasury Securities Cash Management
Fund, Institutional Shares, 3.53%(b) 3,087,605
Total Unaffiliated Investment Company (Cost $3,087,605) 3,087,605

AZL Mid Cap Index Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Percentages indicated are based on net assets as of March 31, 2026.
Shares Value
Total Investment Securities
(Cost $293,892,129 ) — 100.2% $ 449,137,144
Net other assets (liabilities) — (0.2)% (832,962)
Net Assets — 100.0% $ 448,304,182
ADR—American Depository Receipt
REIT—Real Estate Investment Trust
* Non-income producing security.
^ This security or a partial position of this security was on loan as of March 31, 2026. The total value of securities on loan as of March 31, 2026 was $1,307,302.
+ Affiliated Securities
(a) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2026.
(b) The rate represents the effective yield at March 31, 2026.
Futures Contracts
At March 31, 2026, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
S&P 400 Index E-mini June Future 6/18/26 11 $ 3,736,150 $ 81,742
$ 81,742

AZL Moderate Index Strategy Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Percentages indicated are based on net assets as of March 31, 2026.
Shares Value
Affiliated Investment Companies (100.1%):
Domestic Equity Funds (43.5%):
2,451,483 AZL Mid Cap Index Fund, Class 2 $ 41,209,434
20,184,283 AZL S&P 500 Index Fund, Class 2 444,054,236
2,601,863 AZL Small Cap Stock Index Fund, Class 2 29,999,486
515,263,156
Fixed Income Fund (40.5%):
49,196,640 AZL Enhanced Bond Index Fund 480,159,209
International Equity Fund (16.1%):
8,684,136 AZL International Index Fund, Class 2 191,311,526
Total Affiliated Investment Companies (Cost $1,138,567,780) 1,186,733,891
Total Investment Securities
(Cost $1,138,567,780 ) — 100.1% 1,186,733,891
Net other assets (liabilities) — (0.1)% (1,755,876)
Net Assets — 100.0% $ 1,184,978,015

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks (99.3%):
Aerospace & Defense (2.6%):
2,475 Airbus SE $ 464,806
302 Axon Enterprise, Inc.* 128,256
12,421 BAE Systems plc 361,508
3,183 Boeing Co. (The)* 633,512
410 Bombardier, Inc., Class B* 72,520
1,009 CAE, Inc.* 26,275
837 CSG NV* 22,519
153 Curtiss-Wright Corp. 104,211
94 Dassault Aviation SA 34,860
124 Elbit Systems, Ltd. 103,957
426 FTAI Aviation, Ltd. 104,370
927 General Dynamics Corp. 318,165
4,333 General Electric Co. 1,229,575
206 HEICO Corp. 56,485
317 HEICO Corp., Class A 66,916
1,562 Howmet Aerospace, Inc. 359,979
1,671 Kongsberg Gruppen ASA 71,599
768 L3Harris Technologies, Inc. 265,075
1,848 Leonardo SpA 124,110
864 Lockheed Martin Corp. 522,193
4,838 Melrose Industries plc 32,584
214 MTU Aero Engines AG 76,602
563 Northrop Grumman Corp. 384,101
192 Rheinmetall AG 320,156
1,759 Rocket Lab Corp.* 112,963
34,871 Rolls-Royce Holdings plc 532,432
5,464 RTX Corp. 1,054,006
1,282 Saab AB, Class B 84,142
1,467 Safran SA 479,708
6,400 Singapore Technologies Engineering, Ltd. 54,558
776 Textron, Inc. 67,947
377 Thales SA 110,675
232 TransDigm Group, Inc. 268,879
8,649,644
Air Freight & Logistics (0.4%):
466 CH Robinson Worldwide, Inc. 77,389
3,771 Deutsche Post AG 194,449
869 DSV A/S 207,637
549 Expeditors International of Washington, Inc. 78,633
944 FedEx Corp. 336,234
3,112 United Parcel Service, Inc., Class B 306,158
1,200,500
Automobile Components (0.2%):
2,400 Aisin Corp. 33,226
988 Aptiv plc* 68,607
4,400 Bridgestone Corp. 91,335
2,691 Cie Generale des Etablissements Michelin SCA 91,622
513 Continental AG 35,261
7,500 Denso Corp. 93,129
1,166 Magna International, Inc. 65,128
3,000 Sumitomo Electric Industries, Ltd. 168,001
646,309
Automobiles (2.0%):
1,096 Bayerische Motoren Werke AG, ADR 98,971
524 Ferrari NV 176,601
16,307 Ford Motor Co. 188,183
Shares Value
Common Stocks, continued
Automobiles, continued
3,751 General Motors Co. $ 279,450
16,100 Honda Motor Co., Ltd. 130,335
2,100 Isuzu Motors, Ltd. 30,168
3,058 Mercedes-Benz Group AG 185,243
11,300 Nissan Motor Co., Ltd.* 23,988
950 Renault SA 32,229
3,269 Rivian Automotive, Inc., Class A* 49,198
8,011 Stellantis NV 57,855
2,200 Subaru Corp. 35,149
6,100 Suzuki Motor Corp. 73,091
11,614 Tesla, Inc.* 4,317,505
38,700 Toyota Motor Corp. 802,300
2,800 Yamaha Motor Co., Ltd. 19,960
6,500,226
Banks (7.1%):
1,998 ABN AMRO Bank NV, Class CV 63,898
8,889 AIB Group plc 94,530
12,396 ANZ Group Holdings, Ltd. 311,546
8,975 Banca Monte dei Paschi di Siena SpA 78,190
23,720 Banco Bilbao Vizcaya Argentaria SA 517,651
4,873 Banco BPM SpA 68,074
19,945 Banco de Sabadell SA 71,699
60,597 Banco Santander SA 685,583
4,899 Bank Hapoalim BM 114,759
6,317 Bank Leumi Le-Israel BM, Class IS 140,888
28,075 Bank of America Corp. 1,368,656
3,706 Bank of Ireland Group plc 67,813
2,889 Bank of Montreal 391,362
5,073 Bank of Nova Scotia (The) 351,853
3,353 Bankinter SA^ 52,778
93 Banque Cantonale Vaudoise, Registered Shares 15,070
55,956 Barclays plc 294,812
319 BAWAG Group AG* 48,682
4,078 BNP Paribas SA 388,422
15,500 BOC Hong Kong Holdings, Ltd. 85,409
5,891 BPER Banca SpA 76,890
16,402 CaixaBank SA 196,771
3,794 Canadian Imperial Bank of Commerce 359,624
2,800 Chiba Bank, Ltd. (The) 36,080
7,391 Citigroup, Inc. 838,213
1,797 Citizens Financial Group, Inc. 107,766
3,113 Commerzbank AG 111,746
6,850 Commonwealth Bank of Australia 799,952
4,189 Credit Agricole SA 78,630
2,799 Danske Bank A/S 135,905
8,660 DBS Group Holdings, Ltd. 384,883
3,895 DNB Bank ASA 121,559
1,304 Erste Group Bank AG 140,886
3,781 Fifth Third Bancorp 175,665
2,912 FinecoBank Banca Fineco SpA 64,646
32 First Citizens BancShares, Inc., Class A 60,309
69,993 HSBC Holdings plc 1,145,137
8,503 Huntington Bancshares, Inc. 133,072
12,048 ING Groep NV 314,763
58,531 Intesa Sanpaolo SpA 355,746
5,286 Israel Discount Bank, Ltd., Class A 53,041
7,700 Japan Post Bank Co., Ltd. 126,694
11,170 JPMorgan Chase & Co. 3,285,767

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Banks, continued
1,044 KBC Group NV $ 127,606
3,497 KeyCorp 70,115
247,993 Lloyds Banking Group plc 306,462
616 M&T Bank Corp. 127,340
45,700 Mitsubishi UFJ Financial Group, Inc. 772,205
608 Mizrahi Tefahot Bank, Ltd. 44,124
10,350 Mizuho Financial Group, Inc. 413,158
12,840 National Australia Bank, Ltd. 371,268
1,556 National Bank of Canada 201,377
32,772 NatWest Group plc 243,133
13,314 Nordea Bank Abp 229,138
15,000 Oversea-Chinese Banking Corp., Ltd. 258,405
646 Pinnacle Financial Partners, Inc. 55,646
1,588 PNC Financial Services Group, Inc. (The) 330,447
3,406 Regions Financial Corp. 88,965
9,000 Resona Holdings, Inc. 100,152
5,760 Royal Bank of Canada 931,274
6,517 Skandinaviska Enskilda Banken AB, Class A 119,799
2,810 Societe Generale SA 205,148
8,191 Standard Chartered plc 170,084
14,700 Sumitomo Mitsui Financial Group, Inc. 484,611
2,400 Sumitomo Mitsui Trust Group, Inc. 76,382
5,761 Svenska Handelsbanken AB, Class A 75,264
3,453 Swedbank AB, Class A 117,301
6,987 Toronto-Dominion Bank (The) 652,636
5,135 Truist Financial Corp. 236,056
5,687 UniCredit SpA 409,736
5,004 United Overseas Bank, Ltd. 143,957
6,440 US Bancorp 334,944
12,802 Wells Fargo & Co. 1,019,167
14,243 Westpac Banking Corp. 391,185
4,700 Yokohama Financial Group, Inc. 41,789
23,464,294
Beverages (1.1%):
4,185 Anheuser-Busch InBev SA/NV 290,359
6,900 Asahi Group Holdings, Ltd. 69,255
395 Carlsberg AS, Class B 49,293
16,736 Coca-Cola Co. (The) 1,272,773
774 Coca-Cola Europacific Partners plc 70,179
931 Coca-Cola HBC AG* 52,769
550 Constellation Brands, Inc., Class A 82,500
3,162 Davide Campari-Milano NV, Class M 22,517
9,388 Diageo plc 174,405
436 Heineken Holding NV 31,182
1,107 Heineken NV 85,176
5,151 Keurig Dr Pepper, Inc. 135,626
3,400 Kirin Holdings Co., Ltd. 54,101
3,072 Monster Beverage Corp.* 222,597
5,600 PepsiCo, Inc. 869,624
895 Pernod Ricard SA 66,793
800 Suntory Beverage & Food, Ltd. 22,625
3,571,774
Biotechnology (1.6%):
7,263 AbbVie, Inc. 1,579,630
557 Alnylam Pharmaceuticals, Inc.* 184,295
2,221 Amgen, Inc. 781,459
247 Argenx SE* 179,943
596 Biogen, Inc.* 109,265
Shares Value
Common Stocks, continued
Biotechnology, continued
2,013 CSL, Ltd. $ 197,710
239 Genmab A/S* 63,956
5,125 Gilead Sciences, Inc. 714,271
1,231 Grifols SA 12,927
740 Incyte Corp.* 69,649
927 Insmed, Inc.* 151,583
531 Natera, Inc.* 106,195
385 Neurocrine Biosciences, Inc.* 50,720
421 Regeneron Pharmaceuticals, Inc. 325,281
602 Revolution Medicines, Inc.* 58,544
832 Swedish Orphan Biovitrum AB* 34,804
175 United Therapeutics Corp.* 103,771
1,037 Vertex Pharmaceuticals, Inc.* 463,062
5,187,065
Broadline Retail (2.9%):
39,528 Amazon.com, Inc.* 8,232,496
221 Canadian Tire Corp., Ltd., Class A 29,725
1,160 Dollarama, Inc. 142,387
1,787 eBay, Inc. 162,653
190 MercadoLibre, Inc.* 328,514
455 Next plc 76,719
9,000 Pan Pacific International Holdings Corp. 55,213
5,262 Prosus NV* 240,510
5,100 Rakuten Group, Inc.* 23,790
2,400 Ryohin Keikaku Co., Ltd. 51,045
1,657 Sea, Ltd., ADR* 137,216
4,622 Wesfarmers, Ltd. 234,249
9,714,517
Building Products (0.6%):
600 AGC, Inc. 21,161
357 Allegion plc, ADR 51,868
4,067 Assa Abloy AB, Class B 145,924
46 Belimo Holding AG, Class R 37,190
500 Builders FirstSource, Inc.* 41,165
183 Carlisle Cos., Inc. 61,052
3,122 Carrier Global Corp. 175,800
1,795 Cie de Saint-Gobain SA 147,700
1,100 Daikin Industries, Ltd. 133,460
136 Geberit AG, Registered Shares 92,052
2,539 Johnson Controls International plc 332,482
618 Kingspan Group plc 52,158
118 Lennox International, Inc. 54,767
999 Masco Corp. 60,310
7,728 Nibe Industrier AB, Class B 32,234
520 ROCKWOOL A/S, Class B 14,518
897 Trane Technologies plc 373,816
1,827,657
Capital Markets (3.2%):
4,244 3i Group plc 139,042
378 Ameriprise Financial, Inc. 167,983
158 Amundi SA 13,587
885 Ares Management Corp., Class A 96,554
934 ASX, Ltd. 33,901
2,822 Bank of New York Mellon Corp. (The) 334,774
607 Blackrock, Inc.
+
583,758
2,994 Blackstone, Inc. 344,280
1,764 Brookfield Asset Management, Ltd., Class A 78,441

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Capital Markets, continued
8,345 Brookfield Corp., Class A $ 338,204
1,101 Carlyle Group, Inc. (The) 53,277
433 Cboe Global Markets, Inc. 121,703
6,930 Charles Schwab Corp. (The) 651,281
1,477 CME Group, Inc., Class A 436,232
881 Coinbase Global, Inc., Class A* 153,831
1,102 CVC Capital Partners plc 14,446
6,000 Daiwa Securities Group, Inc. 56,442
7,314 Deutsche Bank AG, Registered Shares 213,994
801 Deutsche Boerse AG 232,848
1,617 EQT AB 49,683
380 Euronext NV 61,133
285 Futu Holdings, Ltd., ADR* 38,977
1,227 Goldman Sachs Group, Inc. (The) 1,038,030
4,900 Hong Kong Exchanges & Clearing, Ltd. 248,364
160 IGM Financial, Inc.^ 7,624
1,947 Interactive Brokers Group, Inc., Class A 130,585
2,362 Intercontinental Exchange, Inc. 371,495
3,500 Japan Exchange Group, Inc. 40,642
797 Julius Baer Group, Ltd. 58,745
2,532 KKR & Co., Inc. 234,210
1,907 London Stock Exchange Group plc 225,346
331 LPL Financial Holdings, Inc. 99,575
1,430 Macquarie Group, Ltd. 202,844
648 Moody's Corp. 282,690
4,922 Morgan Stanley 810,014
311 MSCI, Inc., Class A 167,632
1,807 Nasdaq, Inc. 153,396
12,800 Nomura Holdings, Inc. 101,253
722 Northern Trust Corp. 100,770
101 Partners Group Holding AG 108,538
772 Raymond James Financial, Inc. 111,778
3,142 Robinhood Markets, Inc., Class A* 217,741
1,263 S&P Global, Inc. 537,204
2,000 SBI Holdings, Inc. 37,258
2,664 Schroders plc 20,310
3,200 Singapore Exchange, Ltd. 49,112
1,136 State Street Corp. 143,772
988 T. Rowe Price Group, Inc. 89,058
1,169 TMX Group, Ltd. 41,460
538 Tradeweb Markets, Inc., Class A 63,301
13,165 UBS Group AG 512,168
10,419,286
Chemicals (1.4%):
2,396 Air Liquide SA 493,511
904 Air Products and Chemicals, Inc. 262,603
722 Akzo Nobel NV 41,426
5,000 Asahi Kasei Corp. 48,421
3,741 BASF SE 226,024
598 CF Industries Holdings, Inc. 77,644
2,761 Corteva, Inc. 231,123
2,709 Dow, Inc. 112,830
855 DSM-Firmenich AG 61,056
1,832 DuPont de Nemours, Inc. 83,906
1,064 Ecolab, Inc. 283,045
36 EMS-Chemie Holding AG 28,118
988 Evonik Industries AG 19,135
38 Givaudan SA, Registered Shares 128,560
2,385 ICL Group, Ltd. 12,299
Shares Value
Common Stocks, continued
Chemicals, continued
968 International Flavors & Fragrances, Inc. $ 70,228
1,931 Linde plc 957,313
970 LyondellBasell Industries NV, Class A 78,143
4,700 Mitsubishi Chemical Group Corp. 27,220
3,800 Nippon Paint Holdings Co., Ltd. 23,721
600 Nippon Sanso Holdings Corp. 21,424
2,700 Nitto Denko Corp. 54,024
1,496 Novonesis (Novozymes) B 88,530
1,871 Nutrien, Ltd.^ 141,257
933 PPG Industries, Inc. 99,719
463 RPM International, Inc. 46,022
960 Sherwin-Williams Co. (The) 307,728
6,700 Shin-Etsu Chemical Co., Ltd. 272,633
674 Sika AG, Registered Shares 112,121
456 Syensqo SA 26,378
641 Symrise AG 54,265
6,300 Toray Industries, Inc. 44,422
557 Yara International ASA 32,445
4,567,294
Commercial Services & Supplies (0.5%):
5,864 Brambles, Ltd. 91,610
1,501 Cintas Corp. 253,879
3,800 Copart, Inc.* 126,160
1,300 Dai Nippon Printing Co., Ltd. 23,609
1,877 Element Fleet Management Corp. 40,714
1,105 GFL Environmental, Inc. 46,102
844 RB Global, Inc. 80,953
9,519 Rentokil Initial plc 59,177
895 Republic Services, Inc., Class A 196,023
1,131 Rollins, Inc. 60,407
1,900 Secom Co., Ltd. 72,962
1,439 Securitas AB, Class B 24,204
900 TOPPAN Holdings, Inc. 23,852
1,020 Veralto Corp. 90,188
1,088 Waste Connections, Inc. 176,735
1,665 Waste Management, Inc. 382,600
1,749,175
Communications Equipment (0.9%):
4,452 Arista Networks, Inc.* 546,617
565 Ciena Corp.* 219,350
16,194 Cisco Systems, Inc. 1,256,493
270 F5, Inc.* 78,119
294 Lumentum Holdings, Inc.* 206,611
699 Motorola Solutions, Inc. 303,345
21,253 Nokia Oyj 169,362
11,248 Telefonaktiebolaget LM Ericsson, Class B 127,477
2,907,374
Construction & Engineering (0.5%):
711 ACS Actividades de Construccion y Servicios SA 87,969
605 AECOM 51,316
775 AtkinsRealis Group, Inc. 49,869
977 Bouygues SA 56,358
141 Comfort Systems USA, Inc. 194,438
239 Eiffage SA 36,689
178 EMCOR Group, Inc. 131,419
2,271 Ferrovial SE 147,637
1,700 Kajima Corp. 64,586

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Construction & Engineering, continued
2,400 Obayashi Corp. $ 57,802
605 Quanta Services, Inc. 332,157
2,100 Shimizu Corp. 37,860
1,177 Skanska AB, Class B 31,761
534 Stantec, Inc. 46,171
500 Taisei Corp. 52,222
2,040 Vinci SA 305,485
553 WSP Global, Inc. 86,077
1,769,816
Construction Materials (0.3%):
2,156 Amrize, Ltd.* 119,931
2,779 CRH plc 292,128
580 Heidelberg Materials AG 119,440
2,128 Holcim AG* 176,632
240 Martin Marietta Materials, Inc. 141,283
529 Vulcan Materials Co. 144,047
993,461
Consumer Finance (0.4%):
2,277 American Express Co. 688,747
2,655 Capital One Financial Corp. 484,352
1 Isracard, Ltd. 2
4,596 SoFi Technologies, Inc.* 72,984
1,532 Synchrony Financial 104,207
1,350,292
Consumer Staples Distribution & Retail (1.9%):
9,600 Aeon Co., Ltd. 114,592
2,990 Alimentation Couche-Tard, Inc. 169,503
2,172 Carrefour SA 40,037
154 Casey's General Stores, Inc. 112,090
5,817 Coles Group, Ltd. 88,270
1,831 Costco Wholesale Corp. 1,824,463
882 Dollar General Corp. 104,720
770 Dollar Tree, Inc.* 84,323
274 Empire Co., Ltd. 9,816
714 George Weston, Ltd. 50,451
5,394 J Sainsbury plc 24,219
981 Jeronimo Martins SGPS SA 23,530
807 Kesko Oyj, Class B^ 17,856
3,775 Koninklijke Ahold Delhaize NV 176,208
2,572 Kroger Co. (The) 186,110
2,477 Loblaw Cos., Ltd. 112,942
7,330 Marks & Spencer Group plc 32,916
1,300 MatsukiyoCocokara & Co. 20,777
888 Metro, Inc. 60,766
9,200 Seven & i Holdings Co., Ltd. 123,838
2,024 Sysco Corp. 144,372
1,849 Target Corp. 224,099
26,849 Tesco plc 169,266
1,200 Tsuruha Holdings, Inc. 18,944
18,062 Walmart, Inc. 2,244,745
4,924 Woolworths Group, Ltd. 123,958
6,302,811
Containers & Packaging (0.1%):
1,783 Amcor PLC 70,874
345 Avery Dennison Corp. 59,575
1,191 Ball Corp. 70,400
Shares Value
Common Stocks, continued
Containers & Packaging, continued
681 CCL Industries, Inc. $ 42,675
2,244 International Paper Co. 80,111
384 Packaging Corp. of America 81,492
1,370 Smurfit WestRock plc 54,360
599 Smurfit WestRock plc, ADR 23,870
483,357
Distributors (0.0%
†
):
91 D'ieteren Group 16,822
628 Genuine Parts Co. 66,411
83,233
Diversified Consumer Services (0.0%
†
):
1,931 Pearson plc 25,335
Diversified REITs (0.1%):
22,973 CapitaLand Integrated Commercial Trust 41,269
316 Covivio SA 18,890
4,133 Land Securities Group plc 30,663
9,485 Stockland 28,399
900 WP Carey, Inc. 61,164
180,385
Diversified Telecommunication Services (1.2%):
933 AST SpaceMobile, Inc., Class A*^ 77,318
29,069 AT&T, Inc. 842,710
113 BCE, Inc. 2,852
25,258 BT Group plc 70,787
1,863 Cellnex Telecom SA 60,479
14,873 Comcast Corp., Class A 427,004
15,048 Deutsche Telekom AG 554,807
602 Elisa Oyj 29,185
20,000 HKT Trust & HKT, Ltd., Class SS 31,183
15,541 Koninklijke KPN NV 86,426
128,700 NTT, Inc. 127,789
8,034 Orange SA 164,131
30,200 Singapore Telecommunications, Ltd. 116,936
104 Swisscom AG, Registered Shares 86,837
59,823 Telecom Italia SpA 41,896
15,654 Telefonica SA 69,210
1,998 Telenor ASA 35,214
11,109 Telia Co. AB 56,837
16,754 Telstra Group, Ltd. 61,692
1,970 TELUS Corp. 25,324
17,214 Verizon Communications, Inc. 864,143
3,832,760
Electric Utilities (1.8%):
35 Acciona SA 9,236
1,052 Alliant Energy Corp. 75,492
2,210 American Electric Power Co., Inc. 289,687
77 BKW AG 15,170
2,700 Chubu Electric Power Co., Inc. 44,329
3,500 CK Infrastructure Holdings, Ltd. 27,936
7,500 CLP Holdings, Ltd. 70,617
1,270 Constellation Energy Corp. 354,647
4,136 Contact Energy, Ltd. 22,067
3,140 Duke Energy Corp. 411,152
1,665 Edison International 121,845
15,813 EDP - Energias de Portugal SA 83,708

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Electric Utilities, continued
1,347 Emera, Inc. $ 69,834
1,281 Endesa SA 54,013
34,207 Enel SpA 372,357
1,852 Entergy Corp. 208,091
1,046 Evergy, Inc. 85,688
1,439 Eversource Energy 99,694
4,196 Exelon Corp. 205,688
2,111 FirstEnergy Corp. 106,943
2,039 Fortis, Inc. 113,773
1,820 Fortum Oyj 46,253
1,170 Hydro One, Ltd. 48,326
26,415 Iberdrola SA 606,294
3,900 Kansai Electric Power Co., Inc. (The) 64,245
8,497 NextEra Energy, Inc. 789,201
828 NRG Energy, Inc. 121,004
485 Oklo, Inc., Class A* 24,051
7,022 Origin Energy, Ltd. 60,168
8,912 PG&E Corp. 156,584
6,500 Power Assets Holdings, Ltd. 50,645
3,041 PPL Corp. 116,166
1,850 Redeia Corp. SA 31,303
4,449 Southern Co. (The) 429,417
4,700 SSE plc 162,238
6,068 Terna - Rete Elettrica Nazionale 69,481
453 Verbund AG 34,510
2,473 Xcel Energy, Inc. 196,455
5,848,308
Electrical Equipment (1.6%):
6,470 ABB, Ltd., Registered Shares 526,354
974 AMETEK, Inc. 208,787
975 Bloom Energy Corp., Class A* 132,103
1,583 Eaton Corp. plc 566,192
2,328 Emerson Electric Co. 305,014
700 Fuji Electric Co., Ltd. 49,023
6,000 Fujikura, Ltd. 163,269
1,111 GE Vernova, Inc. 969,792
203 Hubbell, Inc., Class B 99,620
1,040 Legrand SA 160,684
8,000 Mitsubishi Electric Corp. 261,284
4,100 NIDEC Corp.* 51,605
1,090 Prysmian SpA 127,441
455 Rockwell Automation, Inc. 163,290
2,223 Schneider Electric SE 610,510
3,181 Siemens Energy AG 523,445
1,517 Vertiv Holdings Co., Class A 380,130
4,019 Vestas Wind Systems A/S 120,348
5,418,891
Electronic Equipment, Instruments & Components (0.9%):
4,982 Amphenol Corp., Class A 629,476
484 CDW Corp. 58,574
449 Celestica, Inc.* 126,678
646 Coherent Corp.* 153,883
3,332 Corning, Inc. 453,052
1,639 Flex, Ltd.* 107,289
1,688 Halma plc 85,745
8,241 Hexagon AB, Class B 80,227
1,000 Ibiden Co., Ltd. 49,047
414 Jabil, Inc. 109,971
Shares Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
800 Keyence Corp. $ 283,351
709 Keysight Technologies, Inc.* 200,200
5,300 Kyocera Corp. 81,943
6,600 Murata Manufacturing Co., Ltd. 147,991
700 Shimadzu Corp. 16,608
7,600 TDK Corp. 98,547
1,199 TE Connectivity plc 250,615
200 Teledyne Technologies, Inc.* 121,002
1,200 Yokogawa Electric Corp. 37,175
223 Zebra Technologies Corp.* 46,625
3,137,999
Energy Equipment & Services (0.2%):
4,020 Baker Hughes Co., Class A 245,421
3,522 Halliburton Co. 137,323
6,257 SLB, Ltd. 321,547
1,426 Tenaris SA 41,647
745,938
Entertainment (1.2%):
1,500 Capcom Co., Ltd. 31,810
323 CTS Eventim AG & Co. KGaA 18,521
943 Electronic Arts, Inc. 192,249
300 Konami Group Corp. 37,330
949 Liberty Media Corp.-Liberty Formula One, Class C* 80,684
618 Live Nation Entertainment, Inc.* 94,251
17,479 Netflix, Inc.* 1,680,606
1,400 Nexon Co., Ltd. 26,390
4,500 Nintendo Co., Ltd. 256,798
2,550 ROBLOX Corp., Class A* 144,228
646 Spotify Technology SA* 313,252
796 Take-Two Interactive Software, Inc.* 157,210
1,000 Toho Co., Ltd. 10,550
4,809 Universal Music Group NV 93,235
7,384 Walt Disney Co. (The) 711,670
9,665 Warner Bros Discovery, Inc.* 265,401
4,114,185
Financial Services (2.6%):
109 Adyen NV* 109,056
1,250 Affirm Holdings, Inc., Class A* 57,275
1,773 Apollo Global Management, Inc. 197,548
5,635 Berkshire Hathaway, Inc., Class B* 2,700,292
2,151 Block, Inc.* 129,447
279 Corpay, Inc.* 81,186
1,361 Equitable Holdings, Inc. 50,507
330 EXOR NV 25,288
2,267 Fidelity National Information Services, Inc. 106,345
2,244 Fiserv, Inc.* 125,215
1,072 Global Payments, Inc. 72,146
359 Groupe Bruxelles Lambert NV 32,446
417 Industrivarden AB, Class A 20,763
840 Industrivarden AB, Class C 41,858
4,767 Infratil, Ltd. 32,082
7,506 Investor AB, Class B 284,292
331 Jack Henry & Associates, Inc. 52,311
418 L E Lundbergforetagen AB, Class B 23,888
9,161 M&G plc 33,293
3,465 Mastercard, Inc., Class A 1,731,322
4,100 Mitsubishi HC Capital, Inc. 36,634

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Financial Services, continued
4,900 ORIX Corp. $ 146,818
3,514 PayPal Holdings, Inc. 158,938
2,089 Poste Italiane SpA^ 49,143
4,120 Rocket Cos., Inc., Class A* 58,710
67 Sofina SA 16,230
28,600 Sony Financial Group, Inc. 26,057
1,929 Toast, Inc., Class A* 51,138
6,939 Visa, Inc., Class A 2,097,243
985 Washington H Soul Pattinson & Co., Ltd. 27,527
2,757 Wise plc, Class A* 33,085
8,608,083
Food Products (0.8%):
3,900 Ajinomoto Co., Inc. 109,361
1,879 Archer-Daniels-Midland Co. 136,584
1,259 Associated British Foods plc 31,506
11 Barry Callebaut AG, Registered Shares 19,292
599 Bunge Global SA 76,193
3 Chocoladefabriken Lindt & Spruengli AG, Class PC 42,135
2,588 Danone SA 207,820
2,367 General Mills, Inc. 88,100
607 Hershey Co. (The) 126,189
937 Hormel Foods Corp. 21,223
476 JDE Peet's NV 17,523
680 Kerry Group plc, Class A 53,846
2,400 Kikkoman Corp. 21,880
3,761 Kraft Heinz Co. (The) 84,585
2,156 Magnum Ice Cream Co. NV (The)* 31,642
922 McCormick & Co., Inc. 46,506
5,272 Mondelez International, Inc., Class A 303,878
2,304 Mowi ASA 52,371
10,737 Nestle SA, Registered Shares 1,065,258
3,513 Orkla ASA 44,212
461 Salmar ASA 26,947
1,273 Saputo, Inc. 39,776
1,186 Tyson Foods, Inc., Class A 75,987
41,033 WH Group, Ltd. 54,070
10,600 Wilmar International, Ltd. 31,943
2,808,827
Gas Utilities (0.1%):
1,037 AltaGas, Ltd. 35,973
5,182 APA Group 35,626
691 Atmos Energy Corp. 127,642
56,117 Hong Kong & China Gas Co., Ltd. 51,441
611 Naturgy Energy Group SA 18,342
1,400 Osaka Gas Co., Ltd. 56,778
10,274 Snam SpA 78,128
1,100 Tokyo Gas Co., Ltd. 51,943
455,873
Ground Transportation (0.9%):
2,218 Canadian National Railway Co.^ 228,322
3,662 Canadian Pacific Kansas City, Ltd. 288,216
3,600 Central Japan Railway Co. 93,231
7,616 CSX Corp. 312,637
3,900 East Japan Railway Co. 89,015
8,772 Grab Holdings, Ltd.* 32,105
700 Hankyu Hanshin Holdings, Inc. 20,238
287 JB Hunt Transport Services, Inc. 60,815
Shares Value
Common Stocks, continued
Ground Transportation, continued
5,000 MTR Corp., Ltd. $ 20,519
904 Norfolk Southern Corp. 259,448
762 Old Dominion Freight Line, Inc. 148,895
395 TFI International, Inc.^ 43,002
2,900 Tokyu Corp. 34,257
8,047 Uber Technologies, Inc.* 578,821
2,441 Union Pacific Corp. 592,235
1,900 West Japan Railway Co. 37,741
2,839,497
Health Care Equipment & Supplies (1.6%):
7,183 Abbott Laboratories 737,479
2,131 Alcon AG 159,909
1,182 Becton Dickinson & Co. 185,846
245 BioMerieux 26,087
6,223 Boston Scientific Corp.* 390,493
275 Cochlear, Ltd. 32,288
597 Coloplast A/S, Class B 40,711
743 Cooper Cos., Inc. (The)* 53,124
522 Demant A/S* 15,867
1,527 Dexcom, Inc.* 95,896
2,466 Edwards Lifesciences Corp.* 197,477
1,234 EssilorLuxottica SA 287,157
2,286 Fisher & Paykel Healthcare Corp., Ltd. 49,496
1,805 GE HealthCare Technologies, Inc. 128,480
964 Hologic, Inc.* 72,869
1,300 Hoya Corp. 224,266
320 IDEXX Laboratories, Inc.* 179,805
257 Insulet Corp.* 53,929
1,455 Intuitive Surgical, Inc.* 670,740
3,150 Koninklijke Philips NV 86,266
5,307 Medtronic plc 459,851
4,500 Olympus Corp. 42,846
635 ResMed, Inc. 142,545
1,391 Siemens Healthineers AG 58,345
2,880 Smith & Nephew plc 45,487
604 Solventum Corp.* 39,441
205 Sonova Holding AG 46,480
448 STERIS plc 99,066
445 Straumann Holding AG, Class R 46,435
1,403 Stryker Corp. 461,012
2,200 Sysmex Corp. 19,181
4,800 Terumo Corp. 64,276
846 Zimmer Biomet Holdings, Inc. 76,495
5,289,645
Health Care Providers & Services (1.1%):
1,001 Cardinal Health, Inc. 211,521
754 Cencora, Inc. 236,862
1,936 Centene Corp.* 63,385
1,095 Cigna Group (The) 292,091
5,167 CVS Health Corp. 371,094
891 Elevance Health, Inc. 260,840
969 Fresenius Medical Care AG 43,106
1,848 Fresenius SE & Co. KGaA 94,650
647 HCA Healthcare, Inc. 306,186
472 Humana, Inc. 81,840
319 Labcorp Holdings, Inc. 85,112
513 McKesson Corp. 443,930
429 Quest Diagnostics, Inc. 84,076

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Health Care Providers & Services, continued
22,963 Sigma Healthcare, Ltd. $ 42,213
2,275 Sonic Healthcare, Ltd. 32,194
3,707 UnitedHealth Group, Inc. 1,003,077
208 Universal Health Services, Inc., Class B 37,226
3,689,403
Health Care REITs (0.2%):
3,283 Healthpeak Properties, Inc. 53,940
1,914 Ventas, Inc. 156,527
2,785 Welltower, Inc. 550,622
761,089
Health Care Technology (0.0%
†
):
1,400 M3, Inc. 14,294
312 Pro Medicus, Ltd. 25,771
664 Veeva Systems, Inc., Class A* 116,638
156,703
Hotels, Restaurants & Leisure (1.5%):
701 Accor SA 33,582
1,705 Airbnb, Inc., Class A* 215,307
2,070 Amadeus IT Group SA 117,654
2,449 Aristocrat Leisure, Ltd. 77,798
132 Booking Holdings, Inc. 555,762
4,230 Carnival Corp. 109,472
5,436 Chipotle Mexican Grill, Inc., Class A* 174,006
6,834 Compass Group plc 189,845
459 Darden Restaurants, Inc. 89,982
858 Delivery Hero SE* 15,310
127 Domino's Pizza, Inc. 45,566
1,570 DoorDash, Inc., Class A* 235,736
2,081 DraftKings, Inc.* 44,991
1,939 Entain plc 14,640
605 Evolution AB 37,752
497 Expedia Group, Inc. 114,752
712 Flutter Entertainment plc, Class DI* 72,588
8,000 Galaxy Entertainment Group, Ltd. 36,067
956 Hilton Worldwide Holdings, Inc. 290,701
145 Hyatt Hotels Corp., Class A 20,850
573 InterContinental Hotels Group plc 75,465
1,263 Las Vegas Sands Corp. 68,050
8,492 Lottery Corp., Ltd. (The) 31,645
933 Marriott International, Inc., Class A 305,156
2,940 McDonald's Corp. 913,723
4,600 Oriental Land Co., Ltd. 78,317
1,302 Restaurant Brands International, Inc. 96,218
1,087 Royal Caribbean Cruises, Ltd. 299,121
8,400 Sands China, Ltd. 17,854
370 Sodexo SA 18,991
4,718 Starbucks Corp. 422,686
808 Whitbread plc 24,555
1,135 Yum! Brands, Inc. 176,470
500 Zensho Holdings Co., Ltd. 29,006
5,049,618
Household Durables (0.4%):
6,179 Barratt Redrow plc 21,610
1,050 D.R. Horton, Inc. 144,081
653 Garmin, Ltd. 151,503
860 Lennar Corp., Class A 74,683
Shares Value
Common Stocks, continued
Household Durables, continued
10 NVR, Inc.* $ 65,898
9,900 Panasonic Holdings Corp. 164,397
817 PulteGroup, Inc. 96,087
2,600 Sekisui House, Ltd. 58,048
25,600 Sony Group Corp. 528,084
1,304,391
Household Products (0.7%):
959 Church & Dwight Co., Inc. 89,494
482 Clorox Co. (The) 49,950
3,072 Colgate-Palmolive Co. 261,827
2,741 Essity AB, Class B 70,696
411 Henkel AG & Co. KGaA 29,432
1,308 Kimberly-Clark Corp. 126,183
9,633 Procter & Gamble Co. (The) 1,391,390
2,677 Reckitt Benckiser Group plc 181,641
4,800 Unicharm Corp. 27,954
2,228,567
Independent Power and Renewable Electricity Producers
(0.2%):
787 Brookfield Renewable Corp. 31,369
2,093 EDP Renovaveis SA 33,486
7,411 Meridian Energy, Ltd. 23,677
1,895 Orsted AS* 46,403
2,510 RWE AG 167,153
1,408 Vistra Corp. 211,664
513,752
Industrial Conglomerates (0.8%):
2,161 3M Co. 313,842
11,000 CK Hutchison Holdings, Ltd. 84,542
19,100 Hitachi, Ltd. 558,262
2,594 Honeywell International, Inc. 586,322
315 Investment AB Latour, Class B 6,771
700 Jardine Matheson Holdings, Ltd. 50,250
5,000 Keppel, Ltd. 46,414
1,031 Lifco AB, Class B 31,037
2,100 Sekisui Chemical Co., Ltd. 35,015
3,140 Siemens AG, Registered Shares 744,678
1,653 Smiths Group plc 50,339
2,000 Swire Pacific, Ltd., Class A 21,936
2,529,408
Industrial REITs (0.2%):
19,644 CapitaLand Ascendas REIT 37,964
8,801 Goodman Group 156,640
3,835 Prologis, Inc. 506,910
5,450 Segro plc 47,388
748,902
Insurance (3.0%):
1,160 Admiral Group plc 48,929
6,025 Aegon, Ltd. 43,922
2,028 Aflac, Inc. 222,492
810 Ageas SA/NV 59,318
42,600 AIA Group, Ltd. 478,574
1,551 Allianz SE, Registered Shares
+
642,629
1,042 Allstate Corp. (The) 216,048
2,195 American International Group, Inc. 165,174

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Insurance, continued
840 Aon plc, Class A $ 271,135
1,486 Arch Capital Group, Ltd.* 142,641
1,069 Arthur J. Gallagher & Co. 231,524
708 ASR Nederland NV 48,769
12,858 Aviva plc 102,405
6,933 AXA SA 317,805
1,198 Brown & Brown, Inc. 78,122
1,556 Chubb, Ltd. 507,147
609 Cincinnati Financial Corp. 95,826
14,800 Daiichi Life Group, Inc. 135,256
85 Erie Indemnity Co., Class A 21,361
174 Everest Group, Ltd. 56,872
81 Fairfax Financial Holdings, Ltd. 138,037
1,192 Fidelity National Financial, Inc. 55,285
3,385 Generali 136,468
673 Gjensidige Forsikring ASA 17,581
1,253 Great-West Lifeco, Inc. 58,691
226 Hannover Rueck SE 69,939
1,104 Hartford Insurance Group, Inc. (The) 149,294
329 Helvetia Baloise Holding AG 85,005
447 iA Financial Corp., Inc. 49,614
9,533 Insurance Australia Group, Ltd. 47,963
740 Intact Financial Corp. 134,114
7,100 Japan Post Holdings Co., Ltd. 81,463
1,800 Japan Post Insurance Co., Ltd. 18,187
23,027 Legal & General Group plc 75,883
654 Loews Corp. 69,808
6,958 Manulife Financial Corp. 239,721
55 Markel Group, Inc.* 105,274
1,985 Marsh & McLennan Cos., Inc. 344,298
11,639 Medibank Pvt, Ltd. 35,216
2,355 MetLife, Inc. 166,546
5,300 MS&AD Insurance Group Holdings, Inc. 138,711
549 Muenchener Rueckversicherungs-Gesellschaft AG in
Muenchen, Class R 341,942
1,049 NN Group NV 82,043
1,003 Phoenix Financial, Ltd. 53,321
2,113 Power Corp. of Canada^ 101,738
922 Principal Financial Group, Inc. 83,081
2,373 Progressive Corp. (The) 470,423
1,498 Prudential Financial, Inc. 146,340
10,239 Prudential plc 142,765
6,031 QBE Insurance Group, Ltd. 88,594
10,161 Sampo Oyj, A Shares 108,865
3,400 Sompo Holdings, Inc. 132,862
3,380 Standard Life plc 30,561
2,167 Sun Life Financial, Inc. 135,778
4,738 Suncorp Group, Ltd. 52,846
120 Swiss Life Holding AG 131,561
1,189 Swiss Re AG 198,602
2,100 T&D Holdings, Inc. 53,379
335 Talanx AG 40,764
7,600 Tokio Marine Holdings, Inc. 354,937
935 Travelers Cos., Inc. (The) 272,721
1,645 Tryg A/S 39,383
1,488 Unipol Assicurazioni SpA 34,828
1,025 W R Berkley Corp. 67,937
387 Willis Towers Watson plc 112,501
Shares Value
Common Stocks, continued
Insurance, continued
602 Zurich Insurance Group AG $ 429,334
9,810,153
Interactive Media & Services (5.4%):
23,910 Alphabet, Inc., Class A 6,875,560
19,993 Alphabet, Inc., Class C 5,735,192
4,250 Auto Trader Group plc 26,581
1,633 CAR Group, Ltd. 26,402
12,600 LY Corp. 30,541
8,949 Meta Platforms, Inc., Class A 5,119,991
2,707 Pinterest, Inc., Class A* 49,647
154 REA Group, Ltd. 17,053
465 Reddit, Inc., Class A* 62,612
349 Scout24 SE 26,737
5,042 Snap, Inc., Class A* 23,193
17,993,509
IT Services (1.1%):
2,499 Accenture plc, Class A 495,527
629 Capgemini SE 73,511
845 CGI, Inc. 61,785
1,253 Cloudflare, Inc., Class A* 258,544
2,096 Cognizant Technology Solutions Corp., Class A 128,590
754 CoreWeave, Inc., Class A* 58,412
7,100 Fujitsu, Ltd. 144,304
284 Gartner, Inc.* 44,969
534 GoDaddy, Inc., Class A* 44,146
3,856 International Business Machines Corp. 934,656
349 MongoDB, Inc., Class A* 85,425
5,500 NEC Corp. 137,038
1,420 Nomura Research Institute, Ltd. 39,348
1,700 Obic Co., Ltd. 41,431
761 Okta, Inc.* 59,898
1,000 Otsuka Corp. 19,179
5,032 Shopify, Inc., Class A* 597,154
1,297 Snowflake, Inc.* 195,613
800 TIS, Inc. 17,264
637 Twilio, Inc., Class A* 80,147
351 VeriSign, Inc. 87,174
3,604,115
Leisure Products (0.0%
†
):
2,600 Bandai Namco Holdings, Inc. 64,227
400 Shimano, Inc. 41,921
106,148
Life Sciences Tools & Services (0.6%):
1,199 Agilent Technologies, Inc. 136,662
2,575 Danaher Corp. 488,220
454 Eurofins Scientific SE 33,197
625 Illumina, Inc.* 77,037
722 IQVIA Holdings, Inc.* 123,130
284 Lonza Group AG, Registered Shares 181,745
78 Mettler-Toledo International, Inc.* 98,374
749 Qiagen NV 29,999
104 Sartorius Stedim Biotech 20,359
1,536 Thermo Fisher Scientific, Inc. 754,990
422 Waters Corp.* 125,672

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Life Sciences Tools & Services, continued
301 West Pharmaceutical Services, Inc. $ 75,443
2,144,828
Machinery (2.2%):
1,215 Alfa Laval AB 66,331
1,428 Alstom SA* 40,684
10,959 Atlas Copco AB, Class A 192,862
6,228 Atlas Copco AB, Class B 96,820
1,913 Caterpillar, Inc. 1,355,284
4,485 CNH Industrial NV 48,791
571 Cummins, Inc. 307,209
1,300 Daifuku Co., Ltd. 45,423
1,874 Daimler Truck Holding AG 89,324
1,060 Deere & Co. 597,098
582 Dover Corp. 121,318
1,900 Ebara Corp. 53,542
3,076 Epiroc AB, Class A 75,562
1,398 Epiroc AB, Class B 30,081
3,700 FANUC Corp. 128,881
1,306 Fortive Corp. 72,196
686 GEA Group AG 48,473
610 Graco, Inc. 51,637
288 IDEX Corp. 54,590
4,200 IHI Corp. 85,847
1,164 Illinois Tool Works, Inc. 302,978
1,318 Indutrade AB 30,497
1,637 Ingersoll Rand, Inc. 131,156
3,500 Kawasaki Heavy Industries, Ltd. 66,416
213 Knorr-Bremse AG 23,778
3,800 Komatsu, Ltd. 149,183
1,368 Kone Oyj, Class B 87,207
4,000 Kubota Corp. 63,122
900 Makita Corp. 29,234
2,406 Metso Oyj 41,606
1,200 MINEBEA MITSUMI, Inc. 19,686
13,200 Mitsubishi Heavy Industries, Ltd. 360,121
194 Nordson Corp. 51,616
1,613 Otis Worldwide Corp. 124,330
2,197 PACCAR, Inc. 253,754
526 Parker-Hannifin Corp. 470,896
750 Pentair plc 65,333
32 Rational AG 23,160
4,239 Sandvik AB 162,083
204 Schindler Holding AG, Class PC 67,198
110 Schindler Holding AG, Registered Shares 34,606
1,412 SKF AB, B Shares 33,743
200 SMC Corp. 78,235
206 Snap-on, Inc. 74,823
405 Spirax Group plc 36,241
6,000 Techtronic Industries Co., Ltd. 79,866
140 Toyota Industries Corp.* 18,014
786 Trelleborg AB, Class B 29,303
114 VAT Group AG 70,343
6,647 Volvo AB, Class B 216,976
1,984 Wartsila OYJ Abp 74,175
676 Westinghouse Air Brake Technologies Corp. 168,939
965 Xylem, Inc. 115,318
6,700 Yangzijiang Shipbuilding Holdings, Ltd. 19,914
7,135,803
Shares Value
Common Stocks, continued
Marine Transportation (0.1%):
7 AP Moller - Maersk A/S, Class A $ 17,007
16 AP Moller - Maersk A/S, Class B 39,657
1,100 Kawasaki Kisen Kaisha, Ltd. 18,521
194 Kuehne + Nagel International AG, Class R 44,332
1,500 Mitsui OSK Lines, Ltd. 62,089
1,800 Nippon Yusen KK 66,070
4,000 SITC International Holdings Co., Ltd. 17,659
265,335
Media (0.2%):
377 Charter Communications, Inc., Class A* 81,387
617 EchoStar Corp., Class A* 72,232
856 Fox Corp., Class A 49,990
566 Fox Corp., Class B 30,055
5,466 Informa plc 54,483
1,746 News Corp., Class A 43,528
1,401 Omnicom Group, Inc. 105,509
913 Publicis Groupe SA 75,496
2,087 Trade Desk, Inc. (The), Class A* 47,354
560,034
Metals & Mining (1.8%):
2,082 Agnico Eagle Mines, Ltd. 422,672
1,608 Alamos Gold, Inc. 71,550
4,361 Anglo American plc 185,248
1,719 Antofagasta plc 76,461
1,825 ArcelorMittal SA 95,073
6,943 Barrick Mining Corp. 283,780
20,549 BHP Group, Ltd. 750,658
1,090 Boliden AB* 57,890
4,250 Coeur Mining, Inc.* 79,773
847 Endeavour Mining plc 51,270
8,342 Evolution Mining, Ltd. 75,585
3,038 First Quantum Minerals, Ltd.* 72,646
6,918 Fortescue, Ltd. 97,702
787 Franco-Nevada Corp. 194,897
5,965 Freeport-McMoRan, Inc. 350,623
990 Fresnillo plc 43,850
41,909 Glencore plc* 319,298
2,745 Ivanhoe Mines, Ltd., Class A* 23,465
1,800 JFE Holdings, Inc. 20,969
2,300 JX Advanced Metals Corp. 49,998
5,085 Kinross Gold Corp. 155,486
476 Lundin Gold, Inc. 36,382
2,775 Lundin Mining Corp. 69,210
3,971 Lynas Rare Earths, Ltd.* 53,953
4,406 Newmont Corp. 476,950
21,000 Nippon Steel Corp. 77,156
6,687 Norsk Hydro ASA 70,954
5,735 Northern Star Resources, Ltd. 83,706
941 Nucor Corp. 159,123
1,719 Pan American Silver Corp. 94,051
196 Reliance, Inc. 59,568
4,577 Rio Tinto plc 425,376
1,512 Rio Tinto, Ltd. 169,962
17,850 South32, Ltd. 53,644
575 Steel Dynamics, Inc. 103,500
1,100 Sumitomo Metal Mining Co., Ltd. 63,777
1,795 Teck Resources, Ltd., Class B 93,047

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Metals & Mining, continued
1,860 Wheaton Precious Metals Corp. $ 244,184
5,813,437
Mortgage Real Estate Investment Trusts (REITs) (0.0%
†
):
2,345 Annaly Capital Management, Inc. 49,597
Multi-Utilities (0.8%):
1,177 Ameren Corp. 129,376
310 Canadian Utilities, Ltd., Class A 10,890
2,763 CenterPoint Energy, Inc. 119,251
16,567 Centrica plc 46,855
1,365 CMS Energy Corp. 105,897
1,445 Consolidated Edison, Inc. 163,545
3,381 Dominion Energy, Inc. 209,013
807 DTE Energy Co. 117,999
9,213 E.ON SE 201,339
7,423 Engie SA 239,287
20,338 National Grid plc 342,825
1,805 NiSource, Inc. 84,221
2,126 Public Service Enterprise Group, Inc. 172,100
4,600 Sembcorp Industries, Ltd.^ 23,895
2,729 Sempra 265,177
2,827 Veolia Environnement SA 107,978
1,381 WEC Energy Group, Inc. 159,878
2,499,526
Office REITs (0.0%
†
):
236 Gecina SA 18,658
31 Nippon Building Fund, Inc. 26,023
44,681
Oil, Gas & Consumable Fuels (4.4%):
1,032 Aker BP ASA 37,914
2,696 ARC Resources, Ltd. 56,114
2,610 Bollore SE 14,916
66,439 BP plc 523,631
1,739 Cameco Corp. 189,141
8,518 Canadian Natural Resources, Ltd. 415,581
5,550 Cenovus Energy, Inc. 147,319
915 Cheniere Energy, Inc. 259,640
7,823 Chevron Corp. 1,618,579
5,102 ConocoPhillips 673,464
2,979 Coterra Energy, Inc. 104,682
2,403 Devon Energy Corp. 120,919
802 Diamondback Energy, Inc. 158,628
8,968 Enbridge, Inc. 486,215
10,650 ENEOS Holdings, Inc. 95,048
8,808 Eni SpA^ 250,081
2,214 EOG Resources, Inc. 320,078
2,459 EQT Corp. 156,491
2,955 Equinor ASA 125,160
1,050 Expand Energy Corp. 115,269
17,382 Exxon Mobil Corp. 2,949,030
2,144 Galp Energia SGPS SA 52,117
2,210 Idemitsu Kosan Co., Ltd. 21,487
778 Imperial Oil, Ltd. 101,919
3,500 Inpex Corp. 102,706
1,180 Keyera Corp. 45,651
8,160 Kinder Morgan, Inc. 273,605
1,253 Marathon Petroleum Corp. 305,958
Shares Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
1,950 Neste Oyj $ 62,965
2,915 Occidental Petroleum Corp. 189,475
601 OMV AG 43,641
2,549 ONEOK, Inc. 230,404
2,261 Pembina Pipeline Corp. 101,224
1,624 Phillips 66 295,860
4,778 Repsol SA 134,225
12,300 Santos, Ltd. 67,535
23,511 Shell plc 1,097,722
4,929 Suncor Energy, Inc. 326,060
900 Targa Resources Corp. 225,657
4,413 TC Energy Corp.^ 276,380
228 Texas Pacific Land Corp. 108,200
8,194 TotalEnergies SE 756,477
1,447 Tourmaline Oil Corp. 69,265
1,265 Valero Energy Corp. 312,556
4,225 Whitecap Resources, Inc.^ 47,690
4,969 Williams Cos., Inc. (The) 361,644
7,567 Woodside Energy Group, Ltd. 180,438
14,608,761
Paper & Forest Products (0.0%
†
):
239 Holmen AB, B Shares 8,560
2,811 Stora Enso Oyj, Class R^ 33,107
2,963 Svenska Cellulosa AB SCA, Class B 34,314
2,028 UPM-Kymmene Oyj^ 63,073
139,054
Passenger Airlines (0.1%):
1,000 ANA Holdings, Inc. 17,782
638 Delta Air Lines, Inc. 42,414
1,788 Deutsche Lufthansa AG, Registered Shares 14,756
1,000 Japan Airlines Co., Ltd. 16,272
2,183 Qantas Airways, Ltd. 12,818
3,613 Ryanair Holdings plc 102,344
8,850 Singapore Airlines, Ltd. 45,806
269 United Airlines Holdings, Inc.* 24,767
276,959
Personal Care Products (0.4%):
450 Beiersdorf AG 39,807
947 Estee Lauder Cos., Inc. (The), Class A 67,966
2,000 Kao Corp. 78,158
7,796 Kenvue, Inc. 134,403
1,002 L'Oreal SA 410,831
2,100 Shiseido Co., Ltd. 43,074
9,035 Unilever plc 506,486
1,280,725
Pharmaceuticals (4.6%):
7,900 Astellas Pharma, Inc. 128,995
6,341 AstraZeneca plc 1,238,324
4,099 Bayer AG, Registered Shares 186,320
8,341 Bristol-Myers Squibb Co. 505,882
2,700 Chugai Pharmaceutical Co., Ltd. 149,401
7,500 Daiichi Sankyo Co., Ltd. 132,241
1,200 Eisai Co., Ltd. 37,296
3,298 Eli Lilly & Co. 3,033,401
630 Galderma Group AG 122,163
17,023 GSK plc 466,782

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Pharmaceuticals, continued
35,498 Haleon plc $ 175,686
123 Ipsen SA 23,063
9,939 Johnson & Johnson 2,429,489
1,400 Kyowa Kirin Co., Ltd. 23,128
10,274 Merck & Co., Inc. 1,235,859
510 Merck KGaA 63,328
7,864 Novartis AG, Registered Shares 1,194,286
13,139 Novo Nordisk A/S, Class B 484,229
379 Orion Oyj, Class B 30,648
1,600 Otsuka Holdings Co., Ltd. 112,949
23,267 Pfizer, Inc. 653,337
582 Recordati Industria Chimica e Farmaceutica SpA 33,102
2,886 Roche Holding AG 1,139,868
131 Roche Holding AG, Class BR 54,277
1,624 Royalty Pharma plc, Class A 77,903
1,702 Sandoz Group AG 133,536
4,515 Sanofi SA 435,440
3,400 Shionogi & Co., Ltd. 75,654
6,750 Takeda Pharmaceutical Co., Ltd. 249,037
5,004 Teva Pharmaceutical Industries, Ltd., ADR* 150,720
562 UCB SA 169,258
1,837 Zoetis, Inc. 217,152
15,162,754
Professional Services (0.6%):
1,625 Automatic Data Processing, Inc. 330,168
447 Broadridge Financial Solutions, Inc. 72,629
1,383 Bureau Veritas SA 41,539
2,101 Computershare, Ltd. 41,483
463 Equifax, Inc. 83,372
3,757 Experian plc 130,568
594 Intertek Group plc 28,957
470 Jacobs Solutions, Inc. 59,822
548 Leidos Holdings, Inc. 85,225
1,388 Paychex, Inc. 127,863
647 Randstad NV^ 16,996
5,800 Recruit Holdings Co., Ltd. 250,937
7,668 RELX plc 252,769
767 SGS SA, Registered Shares 81,201
937 SS&C Technologies Holdings, Inc. 63,313
719 Thomson Reuters Corp. 64,906
802 TransUnion 55,490
604 Verisk Analytics, Inc., Class A 114,609
920 Wolters Kluwer NV 68,816
1,970,663
Real Estate Management & Development (0.4%):
116 Azrieli Group, Ltd. 15,549
8,900 CapitaLand Investment, Ltd. 18,975
1,189 CBRE Group, Inc., Class A* 161,062
8,500 CK Asset Holdings, Ltd. 48,555
1,699 CoStar Group, Inc.* 68,538
1,500 Daito Trust Construction Co., Ltd. 34,939
2,200 Daiwa House Industry Co., Ltd. 68,777
3,858 Fastighets AB Balder, B Shares* 22,702
158 FirstService Corp. 21,983
6,324 Henderson Land Development Co., Ltd. 23,456
3,700 Hongkong Land Holdings, Ltd. 28,939
2,400 Hulic Co., Ltd. 27,941
403 LEG Immobilien SE 26,242
Shares Value
Common Stocks, continued
Real Estate Management & Development, continued
4,300 Mitsubishi Estate Co., Ltd. $ 118,998
11,100 Mitsui Fudosan Co., Ltd. 117,500
1,352 Sagax AB, Class B 25,214
8,117 Sino Land Co., Ltd. 12,096
2,400 Sumitomo Realty & Development Co., Ltd. 67,482
6,000 Sun Hung Kai Properties, Ltd. 101,696
371 Swiss Prime Site AG, Registered Shares 62,873
3,524 Vonovia SE 87,751
4,000 Wharf Real Estate Investment Co., Ltd. 11,597
751 Zillow Group, Inc., Class C* 31,076
1,203,941
Residential REITs (0.1%):
591 AvalonBay Communities, Inc. 96,540
1,582 Equity Residential 93,575
289 Essex Property Trust, Inc. 69,938
2,052 Invitation Homes, Inc. 50,992
535 Mid-America Apartment Communities, Inc. 65,334
562 Sun Communities, Inc. 70,790
1,276 UDR, Inc. 43,103
490,272
Retail REITs (0.2%):
3,182 Kimco Realty Corp. 71,499
672 Klepierre SA 25,325
13,100 Link REIT 60,655
3,719 Realty Income Corp. 227,528
651 Regency Centers Corp. 49,255
20,751 Scentre Group 47,865
1,315 Simon Property Group, Inc. 245,287
572 Unibail-Rodamco-Westfield 63,921
13,569 Vicinity, Ltd. 22,010
813,345
Semiconductors & Semiconductor Equipment (11.4%):
6,683 Advanced Micro Devices, Inc.* 1,359,523
3,100 Advantest Corp. 419,456
2,031 Analog Devices, Inc. 646,142
3,271 Applied Materials, Inc. 1,117,995
192 ASM International NV 146,232
1,595 ASML Holding NV 2,110,918
396 Astera Labs, Inc.* 43,402
296 BE Semiconductor Industries NV 62,444
18,505 Broadcom, Inc. 5,727,483
683 Credo Technology Group Holding, Ltd.* 64,113
400 Disco Corp. 160,294
560 Entegris, Inc. 65,654
417 First Solar, Inc.* 82,257
5,367 Infineon Technologies AG 235,785
18,569 Intel Corp.* 819,450
800 Kioxia Holdings Corp.* 101,711
546 KLA Corp. 803,936
5,144 Lam Research Corp. 1,099,067
300 Lasertec Corp. 66,153
3,432 Marvell Technology, Inc. 339,940
2,346 Microchip Technology, Inc. 151,575
4,640 Micron Technology, Inc. 1,567,578
205 Monolithic Power Systems, Inc. 224,137
129 Nova, Ltd.* 57,350
99,834 NVIDIA Corp. 17,411,050

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
1,044 NXP Semiconductors NV $ 205,522
1,588 ON Semiconductor Corp.* 98,329
916 Qnity Electronics, Inc. 105,688
4,384 QUALCOMM, Inc. 564,571
7,200 Renesas Electronics Corp. 102,253
600 SCREEN Holdings Co., Ltd. 35,355
3,170 STMicroelectronics NV 108,808
659 Teradyne, Inc. 195,367
3,752 Texas Instruments, Inc. 728,413
1,800 Tokyo Electron, Ltd. 440,235
251 Tower Semiconductor, Ltd.* 44,048
37,512,234
Software (6.1%):
1,735 Adobe, Inc.* 421,744
937 AppLovin Corp., Class A* 372,926
679 Atlassian Corp., Class A* 46,342
840 Autodesk, Inc.* 201,096
1,122 Cadence Design Systems, Inc.* 311,770
313 Check Point Software Technologies, Ltd.* 44,712
88 Constellation Software, Inc. 154,501
1,032 Crowdstrike Holdings, Inc., Class A* 402,903
221 Cyberark Software, Ltd.* 9,945
2,772 Dassault Systemes SE 56,430
1,229 Datadog, Inc., Class A* 145,083
425 Descartes Systems Group, Inc. (The)* 30,446
95 Fair Isaac Corp.* 101,416
2,664 Fortinet, Inc.* 217,702
2,191 Gen Digital, Inc. 41,257
214 HubSpot, Inc.* 52,237
1,141 Intuit, Inc. 493,346
1,362 IREN, Ltd.* 46,689
29,008 Microsoft Corp. 10,737,891
219 Monday.com, Ltd.* 15,135
930 Nebius Group NV, Class A* 96,497
236 Nemetschek SE 17,368
278 Nice, Ltd.* 30,677
1,019 Open Text Corp. 22,711
100 Oracle Corp. 5,478
7,103 Oracle Corp., ADR 1,044,922
9,412 Palantir Technologies, Inc., Class A* 1,376,787
3,274 Palo Alto Networks, Inc.* 524,888
524 PTC, Inc.* 74,665
450 Roper Technologies, Inc. 159,237
3,873 Sage Group plc (The) 43,250
3,879 Salesforce, Inc. 724,093
1,209 Samsara, Inc., Class A* 38,313
4,287 SAP SE 725,405
4,202 ServiceNow, Inc.* 439,319
1,118 Strategy, Inc., Class A* 139,526
752 Synopsys, Inc.* 298,153
1,040 Trimble, Inc.* 67,839
163 Tyler Technologies, Inc.* 55,808
846 WiseTech Global, Ltd. 23,086
829 Workday, Inc., Class A* 107,704
757 Xero, Ltd.* 40,483
1,082 Zoom Communications, Inc.* 86,982
465 Zscaler, Inc.* 65,235
20,111,997
Shares Value
Common Stocks, continued
Specialized REITs (0.6%):
1,888 American Tower Corp. $ 325,831
1,777 Crown Castle, Inc. 144,488
1,392 Digital Realty Trust, Inc. 250,852
402 Equinix, Inc. 394,056
843 Extra Space Storage, Inc. 110,542
1,147 Gaming and Leisure Properties, Inc. 50,892
1,250 Iron Mountain, Inc. 127,675
644 Public Storage 174,447
479 SBA Communications Corp., Class A 82,441
4,530 VICI Properties, Inc. 123,760
3,076 Weyerhaeuser Co. 75,147
1,860,131
Specialty Retail (1.5%):
66 AutoZone, Inc.* 222,933
852 Best Buy Co., Inc. 54,698
265 Burlington Stores, Inc.* 86,226
554 Carvana Co., Class A* 174,167
261 Dick's Sporting Goods, Inc. 51,754
700 Fast Retailing Co., Ltd. 278,635
2,097 H & M Hennes & Mauritz AB, Class B 39,117
4,085 Home Depot, Inc. (The) 1,343,516
4,715 Industria de Diseno Textil SA 271,057
17,355 JD Sports Fashion plc 16,293
7,650 Kingfisher plc 29,045
2,310 Lowe's Cos., Inc. 545,807
1,000 Nitori Holdings Co., Ltd. 15,884
3,510 O'Reilly Automotive, Inc.* 324,008
1,296 Ross Stores, Inc. 280,752
4,500 Sanrio Co., Ltd. 27,771
4,555 TJX Cos., Inc. (The) 727,433
2,308 Tractor Supply Co. 104,552
177 Ulta Beauty, Inc.* 92,520
541 Williams-Sonoma, Inc. 98,641
829 Zalando SE* 19,830
1,200 ZOZO, Inc. 8,393
4,813,032
Technology Hardware, Storage & Peripherals (5.1%):
60,385 Apple, Inc. 15,325,109
3,800 Canon, Inc. 105,839
1,278 Dell Technologies, Inc., Class C 209,758
1,332 Everpure, Inc., Class A* 78,641
4,800 FUJIFILM Holdings Corp. 91,236
5,210 Hewlett Packard Enterprise Co. 124,050
4,065 HP, Inc. 78,089
1,295 IonQ, Inc.*^ 37,335
677 Logitech International SA, Class R 61,872
898 NetApp, Inc. 91,946
865 Seagate Technology Holdings plc 338,873
2,281 Super Micro Computer, Inc.* 51,938
1,372 Western Digital Corp. 371,112
16,965,798
Textiles, Apparel & Luxury Goods (0.6%):
694 adidas AG 109,350
3,200 Asics Corp. 85,100
2,266 Cie Financiere Richemont SA, Registered Shares 403,886
627 Deckers Outdoor Corp.* 62,756
709 Gildan Activewear, Inc. 39,490

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods, continued
133 Hermes International SCA $ 253,983
299 Kering SA 90,402
421 Lululemon Athletica, Inc.* 64,455
1,029 LVMH Moet Hennessy Louis Vuitton SE 571,909
955 Moncler SpA 57,548
4,743 NIKE, Inc., Class B 250,525
281 Pandora A/S 19,739
120 Swatch Group AG (The), Class BR^ 26,682
830 Tapestry, Inc. 117,121
2,152,946
Tobacco (0.7%):
6,875 Altria Group, Inc. 453,681
8,920 British American Tobacco plc 519,517
2,934 Imperial Brands plc 119,394
5,200 Japan Tobacco, Inc. 199,546
6,394 Philip Morris International, Inc. 1,057,183
2,349,321
Trading Companies & Distributors (0.9%):
969 AddTech AB, B Shares 32,943
659 AerCap Holdings NV 90,402
1,995 Beijer Ref AB, Class B 27,432
609 Brenntag SE 40,174
1,532 Bunzl plc 45,891
4,646 Fastenal Co. 215,574
793 Ferguson Enterprises, Inc. 184,975
24,200 ITOCHU Corp. 307,621
5,600 Marubeni Corp. 205,938
13,200 Mitsubishi Corp. 453,347
10,400 Mitsui & Co., Ltd. 400,441
1,400 MonotaRO Co., Ltd. 15,052
758 Rexel SA 29,641
1,046 SGH, Ltd. 29,659
4,600 Sumitomo Corp. 171,224
1,717 Sunbelt Rentals Holdings, Inc. 109,628
305 Toromont Industries, Ltd. 42,708
2,600 Toyota Tsusho Corp. 101,750
263 United Rentals, Inc. 191,611
180 W.W. Grainger, Inc. 196,346
160 Watsco, Inc. 58,206
2,950,563
Transportation Infrastructure (0.1%):
2,967 Aena SME SA 88,331
215 Aeroports de Paris SA^ 26,157
8,354 Auckland International Airport, Ltd. 38,302
902 Getlink SE 19,435
13,024 Transurban Group 126,548
298,773
Water Utilities (0.1%):
822 American Water Works Co., Inc. 111,866
1,203 Severn Trent plc 49,389
2,410 United Utilities Group plc 42,126
203,381
Wireless Telecommunication Services (0.4%):
11,700 KDDI Corp. 200,380
1,306 Rogers Communications, Inc., Class B 50,234
Shares Value
Common Stocks, continued
Wireless Telecommunication Services, continued
126,000 SoftBank Corp. $ 168,168
15,700 SoftBank Group Corp. 377,372
2,292 Tele2 AB, B Shares 47,141
2,050 T-Mobile US, Inc. 430,562
74,774 Vodafone Group plc 113,360
1,387,217
Total Common Stocks (Cost $154,976,070) 328,254,677
Preferred Stocks (0.1%):
Automobiles (0.1%):
132 Bayerische Motoren Werke AG, 5.56% 11,858
634 Dr. Ing hc F Porsche AG, 2.11%^ 28,409
796 Porsche Automobil Holding SE, 6.14% 28,629
836 Volkswagen AG, 7.34% 83,707
152,603
Household Products (0.0%
†
):
607 Henkel AG & Co. KGaA, 3.07% 46,631
Life Sciences Tools & Services (0.0%
†
):
83 Sartorius AG, 0.35% 20,252
Total Preferred Stocks (Cost $330,990) 219,486
Contracts
Warrant (0.0%
†
):
Software (0.0%
†
):
147 Constellation Software, Inc., 3/31/40*(a) —
Total Warrant (Cost $—) —
Shares
Right (0.0%
†
):
Diversified Telecommunication Services (0.0%
†
):
59,823 Telecom Italia SpA, Expires on 4/1/26* 1
Total Right (Cost $–) 1
Affiliated Investment Company (0.4%):
Money Market Funds (0.4%):
1,461,012 BlackRock Liquidity FedFund, Institutional Class,
3.55%
+
(b)(c) 1,461,012
Total Affiliated Investment Company (Cost $1,461,012) 1,461,012
Unaffiliated Investment Company (0.2%):
Money Market Funds (0.2%):
604,026 Dreyfus Treasury Securities Cash Management
Fund, Institutional Shares, 3.53%(c) 604,026
Total Unaffiliated Investment Company (Cost $604,026) 604,026
Total Investment Securities
(Cost $157,372,098 ) — 100.0% 330,539,202
Net other assets (liabilities) — 0.0%
†
(90,605)
Net Assets — 100.0% $ 330,448,597

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Percentages indicated are based on net assets as of March 31, 2026.
ADR—American Depository Receipt
REIT—Real Estate Investment Trust
* Non-income producing security.
^ This security or a partial position of this security was on loan as of March 31, 2026. The total value of securities on loan as of March 31, 2026 was $1,406,859.
+ Affiliated Securities
† Represents less than 0.05%.
(a) Security was valued using significant unobservable inputs as of March 31, 2026.
(b) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2026.
(c) The rate represents the effective yield at March 31, 2026.
Amounts shown as “—“ are either $0 or round to less than $1.

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total value of investments as of March 31, 2026:
Country Percentage
Australia 1.7%
Austria 0.1%
Belgium 0.2%
Bermuda 0.1%
Britain 0.1%
Canada 3.5%
Chile —%
†
China —%
†
Czech Republic —%
†
Denmark 0.4%
Finland 0.3%
France 2.5%
Germany 2.2%
Hong Kong 0.6%
Ireland 1.0%
Israel 0.3%
Italy 0.8%
Japan 5.8%
Luxembourg 0.1%
Macau —%
†
Mexico —%
†
Netherlands 1.4%
New Zealand 0.1%
Norway 0.2%
Portugal —%
†
Singapore 0.4%
Spain 0.9%
Sweden 0.9%
Switzerland 2.8%
United Kingdom 3.7%
United States 69.8%
Uruguay 0.1%
100.0%
† Represents less than 0.05%.
Futures Contracts
At March 31, 2026, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
DJ EURO STOXX 50 June Futures (Euro) 6/19/26 4 $ 254,022 $ (145)
FTSE 100 Index June Futures (British Pounds) 6/19/26 1 134,973 (1,119)
S&P 500 Index E-Mini June Futures (U.S. Dollar) 6/18/26 4 1,314,150 (24,607)
$ (25,871)

AZL Russell 1000 Growth Index Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks (99.7%):
Aerospace & Defense (2.1%):
1,460 Axon Enterprise, Inc.* $ 620,047
2,074 Boeing Co. (The)* 412,788
280 BWX Technologies, Inc. 57,257
174 Carpenter Technology Corp. 68,582
1,946 FTAI Aviation, Ltd. 476,770
20,116 General Electric Co. 5,708,317
827 HEICO Corp. 226,763
1,462 HEICO Corp., Class A 308,614
7,755 Howmet Aerospace, Inc. 1,787,217
1,039 Karman Holdings, Inc.* 83,172
607 Leonardo DRS, Inc. 27,024
664 Loar Holdings, Inc.* 38,041
1,123 Lockheed Martin Corp. 678,730
9,467 Rocket Lab Corp.* 607,971
184 TransDigm Group, Inc. 213,249
11,314,542
Automobiles (3.5%):
51,177 Tesla, Inc.* 19,025,050
Banks (0.4%):
10,093 Bank of America Corp. 492,034
5,984 Citigroup, Inc. 678,645
64,688 NU Holdings, Ltd., Class A* 929,567
56 Popular, Inc. 7,513
462 Western Alliance Bancorp 32,733
2,140,492
Beverages (0.8%):
3,170 Celsius Holdings, Inc.* 112,472
36,749 Coca-Cola Co. (The) 2,794,762
156 Coca-Cola Consolidated, Inc. 29,911
13,490 Monster Beverage Corp.* 977,485
3,627 PepsiCo, Inc. 563,237
4,477,867
Biotechnology (3.0%):
34,261 AbbVie, Inc. 7,451,425
2,434 Alnylam Pharmaceuticals, Inc.* 805,338
7,673 Amgen, Inc. 2,699,745
2,288 Apellis Pharmaceuticals, Inc.* 92,046
4,286 Exelixis, Inc.* 183,827
6,481 Gilead Sciences, Inc. 903,257
2,248 Halozyme Therapeutics, Inc.* 145,288
837 Incyte Corp.* 78,779
3,786 Insmed, Inc.* 619,087
2,793 Ionis Pharmaceuticals, Inc.* 209,726
2,569 Natera, Inc.* 513,774
1,567 Neurocrine Biosciences, Inc.* 206,437
1,822 Sarepta Therapeutics, Inc.* 39,647
2,391 Summit Therapeutics, Inc.* 45,333
1,855 Ultragenyx Pharmaceutical, Inc.* 38,862
4,908 Vertex Pharmaceuticals, Inc.* 2,191,618
176 Viking Therapeutics, Inc.* 5,727
16,229,916
Broadline Retail (4.8%):
119,904 Amazon.com, Inc.* 24,972,406
24,963 Coupang, Inc., Class A* 471,301
Shares Value
Common Stocks, continued
Broadline Retail, continued
877 Etsy, Inc.* $ 43,833
25,487,540
Building Products (0.4%):
1,398 AAON, Inc. 115,685
219 Armstrong World Industries, Inc. 36,091
100 Carlisle Cos., Inc. 33,362
618 Lennox International, Inc. 286,832
14 Simpson Manufacturing Co., Inc. 2,403
4,311 Trane Technologies plc 1,796,566
2,270,939
Capital Markets (1.3%):
1,604 Ameriprise Financial, Inc. 712,818
3,566 Ares Management Corp., Class A 389,051
919 Bank of New York Mellon Corp. (The) 109,021
14,344 Blackstone, Inc. 1,649,417
12,487 Blue Owl Capital, Inc., Class A 114,006
2,701 Brookfield Asset Management, Ltd., Class A 120,059
2,867 Charles Schwab Corp. (The) 269,441
412 Coinbase Global, Inc., Class A* 71,939
51 FactSet Research Systems, Inc. 11,066
307 Freedom Holding Corp. NV*^ 44,478
312 Goldman Sachs Group, Inc. (The) 263,949
533 Hamilton Lane, Inc., Class A 52,980
422 Houlihan Lokey, Inc., Class A 60,608
468 Interactive Brokers Group, Inc., Class A 31,389
622 Jefferies Financial Group, Inc. 25,670
3,265 KKR & Co., Inc. 302,013
436 Lazard, Inc., Class A 18,521
1,524 LPL Financial Holdings, Inc. 458,465
3,006 Moody's Corp. 1,311,367
235 Morningstar, Inc. 39,727
692 MSCI, Inc., Class A 372,995
2,037 Robinhood Markets, Inc., Class A* 141,164
2,487 TPG, Inc. 100,748
200 Tradeweb Markets, Inc., Class A 23,532
705 XP, Inc., Class A 13,423
6,707,847
Chemicals (0.3%):
1,197 Ecolab, Inc. 318,426
4,045 Sherwin-Williams Co. (The) 1,296,625
1,615,051
Commercial Services & Supplies (0.7%):
6,649 Cintas Corp. 1,124,612
15,902 Copart, Inc.* 527,946
230 RB Global, Inc. 22,046
5,652 Rollins, Inc. 301,873
1,166 Tetra Tech, Inc. 35,120
1,922 Veralto Corp. 169,943
7,154 Waste Management, Inc. 1,643,918
3,825,458
Communications Equipment (0.6%):
19,950 Arista Networks, Inc.* 2,449,461
113 Lumentum Holdings, Inc.* 79,412
1,357 Motorola Solutions, Inc. 588,897

AZL Russell 1000 Growth Index Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Communications Equipment, continued
86 Ubiquiti, Inc. $ 67,965
3,185,735
Construction & Engineering (0.5%):
671 Comfort Systems USA, Inc. 925,302
286 EMCOR Group, Inc. 211,157
268 MasTec, Inc.* 86,227
2,206 Quanta Services, Inc. 1,211,138
498 WillScot Holdings Corp. 8,645
2,442,469
Construction Materials (0.0%
†
):
41 Eagle Materials, Inc. 7,767
1,984 James Hardie Industries plc* 37,577
45,344
Consumer Finance (0.2%):
455 Ally Financial, Inc. 17,850
3,425 American Express Co. 1,035,994
3,522 SoFi Technologies, Inc.* 55,929
1,109,773
Consumer Staples Distribution & Retail (1.9%):
396 BJ's Wholesale Club Holdings, Inc.* 38,974
101 Casey's General Stores, Inc. 73,514
8,584 Costco Wholesale Corp. 8,553,355
316 Performance Food Group Co.* 27,069
2,004 Sprouts Farmers Market, Inc.* 154,568
4,884 Sysco Corp. 348,376
8,407 Walmart, Inc. 1,044,822
10,240,678
Distributors (0.0%
†
):
137 Pool Corp. 27,719
Diversified Consumer Services (0.0%
†
):
181 Bright Horizons Family Solutions, Inc.* 14,865
745 Duolingo, Inc.* 73,435
196 Grand Canyon Education, Inc.* 33,326
246 H&R Block, Inc. 7,808
129,434
Diversified Telecommunication Services (0.1%):
3,957 AST SpaceMobile, Inc., Class A*^ 327,917
5 GCI Liberty, Inc., Class A* 184
2 GCI Liberty, Inc., Class C* 74
328,175
Electric Utilities (0.1%):
3,907 NRG Energy, Inc. 570,969
Electrical Equipment (1.2%):
5,221 GE Vernova, Inc. 4,557,411
186 Rockwell Automation, Inc. 66,752
7,357 Vertiv Holdings Co., Class A 1,843,517
6,467,680
Electronic Equipment, Instruments & Components (0.6%):
23,597 Amphenol Corp., Class A 2,981,481
194 CDW Corp. 23,478
Shares Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
1,340 Jabil, Inc. $ 355,944
3,360,903
Energy Equipment & Services (0.0%
†
):
2,407 SLB, Ltd. 123,696
Entertainment (2.0%):
202 Liberty Media Corp.-Liberty Formula One, Class A* 15,772
1,246 Liberty Media Corp.-Liberty Formula One, Class C* 105,935
3,114 Live Nation Entertainment, Inc.* 474,916
81,961 Netflix, Inc.* 7,880,550
11,911 ROBLOX Corp., Class A* 673,686
391 Roku, Inc.* 36,996
2,975 Spotify Technology SA* 1,442,607
1,181 Take-Two Interactive Software, Inc.* 233,248
515 TKO Group Holdings, Inc., Class A 103,850
10,967,560
Financial Services (3.7%):
3,340 Affirm Holdings, Inc., Class A* 153,039
5,576 Apollo Global Management, Inc. 621,278
3,862 Block, Inc.* 232,415
1,308 Corpay, Inc.* 380,615
5,346 Equitable Holdings, Inc. 198,390
2,985 Fiserv, Inc.* 166,563
15,558 Mastercard, Inc., Class A 7,773,710
1,091 Shift4 Payments, Inc., Class A* 47,709
8,868 Toast, Inc., Class A* 235,091
32,554 Visa, Inc., Class A 9,839,121
89 WEX, Inc.* 13,621
19,661,552
Food Products (0.0%
†
):
159 Darling Ingredients, Inc.* 9,834
318 Freshpet, Inc.* 18,749
369 Hershey Co. (The) 76,712
105,295
Ground Transportation (0.6%):
72 Avis Budget Group, Inc.*^ 10,501
1,306 Lyft, Inc., Class A* 17,370
215 Old Dominion Freight Line, Inc. 42,011
38,935 Uber Technologies, Inc.* 2,800,595
787 U-Haul Holding Co. 35,155
896 Union Pacific Corp. 217,387
483 XPO, Inc.* 93,968
3,216,987
Health Care Equipment & Supplies (1.2%):
4,985 Boston Scientific Corp.* 312,809
7,496 Dexcom, Inc.* 470,749
1,541 IDEXX Laboratories, Inc.* 865,873
485 Inspire Medical Systems, Inc.* 25,016
1,384 Insulet Corp.* 290,419
6,826 Intuitive Surgical, Inc.* 3,146,718
826 Masimo Corp.* 146,921
747 Penumbra, Inc.* 245,292
701 ResMed, Inc. 157,360

AZL Russell 1000 Growth Index Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
1,711 Stryker Corp. $ 562,217
6,223,374
Health Care Providers & Services (0.8%):
2,301 Cardinal Health, Inc. 486,224
3,541 Cencora, Inc. 1,112,370
415 Cigna Group (The) 110,701
649 DaVita, Inc.* 99,745
673 HCA Healthcare, Inc. 318,490
2,206 McKesson Corp. 1,908,984
602 Molina Healthcare, Inc.* 80,247
4,116,761
Health Care Technology (0.1%):
2,673 Doximity, Inc., Class A* 62,281
2,305 Veeva Systems, Inc., Class A* 404,896
467,177
Hotels, Restaurants & Leisure (2.5%):
8,077 Airbnb, Inc., Class A* 1,019,964
591 Booking Holdings, Inc. 2,488,299
6,824 Carnival Corp. 176,605
1,850 Cava Group, Inc.* 149,665
25,458 Chipotle Mexican Grill, Inc., Class A* 814,911
169 Choice Hotels International, Inc.^ 17,492
1,114 Churchill Downs, Inc. 100,071
2,102 Darden Restaurants, Inc. 412,076
196 Domino's Pizza, Inc. 70,323
7,052 DoorDash, Inc., Class A* 1,058,858
9,148 DraftKings, Inc.* 197,780
2,367 Dutch Bros, Inc., Class A* 119,912
2,234 Expedia Group, Inc. 515,808
2,497 Flutter Entertainment plc, Class DI* 254,569
4,411 Hilton Worldwide Holdings, Inc. 1,341,297
5,877 Las Vegas Sands Corp. 316,653
3,292 Marriott International, Inc., Class A 1,076,714
774 McDonald's Corp. 240,551
8,110 Norwegian Cruise Line Holdings, Ltd.* 151,657
1,718 Planet Fitness, Inc., Class A* 127,785
3,990 Restaurant Brands International, Inc. 294,861
4,900 Royal Caribbean Cruises, Ltd. 1,348,382
2,911 Starbucks Corp. 260,796
1,238 Texas Roadhouse, Inc., Class A 204,443
411 Travel + Leisure Co. 28,437
493 Vail Resorts, Inc.^ 63,262
3,326 Viking Holdings, Ltd.* 244,394
1,932 Wendy's Co. (The)^ 13,427
573 Wingstop, Inc. 88,798
1,392 Wyndham Hotels & Resorts, Inc. 113,072
1,808 Yum! Brands, Inc. 281,108
13,591,970
Household Durables (0.1%):
300 SharkNinja, Inc.* 31,770
3,956 Somnigroup International, Inc. 292,427
53 TopBuild Corp.* 18,619
342,816
Household Products (0.2%):
7,368 Colgate-Palmolive Co. 627,975
Shares Value
Common Stocks, continued
Household Products, continued
2,283 Kimberly-Clark Corp. $ 220,241
848,216
Independent Power and Renewable Electricity Producers
(0.2%):
6,543 Vistra Corp. 983,609
Industrial Conglomerates (0.0%
†
):
1,671 3M Co. 242,679
Insurance (0.4%):
3,751 Aon plc, Class A 1,210,748
281 Arthur J. Gallagher & Co. 60,859
597 Brown & Brown, Inc. 38,930
92 Everest Group, Ltd. 30,070
439 Kinsale Capital Group, Inc. 149,989
48 Markel Group, Inc.* 91,875
1,101 Marsh & McLennan Cos., Inc. 190,969
602 Progressive Corp. (The) 119,341
2,318 Ryan Specialty Holdings, Inc., Class A 78,209
1,970,990
Interactive Media & Services (9.9%):
65,905 Alphabet, Inc., Class A 18,951,642
53,663 Alphabet, Inc., Class C 15,393,768
32,390 Meta Platforms, Inc., Class A 18,531,291
6,004 Pinterest, Inc., Class A* 110,113
2,421 Reddit, Inc., Class A* 325,987
1,910 Trump Media & Technology Group Corp.* 17,725
53,330,526
IT Services (0.5%):
6,063 Cloudflare, Inc., Class A* 1,251,039
1,395 Gartner, Inc.* 220,884
86 Globant SA* 3,966
2,510 GoDaddy, Inc., Class A* 207,502
154 MongoDB, Inc., Class A* 37,695
1,364 Okta, Inc.* 107,360
6,413 Snowflake, Inc.* 967,209
442 Twilio, Inc., Class A* 55,612
2,851,267
Life Sciences Tools & Services (0.1%):
425 Medpace Holdings, Inc.* 204,081
72 Repligen Corp.* 8,483
1,962 Tempus AI, Inc., Class A* 88,721
581 Waters Corp.* 173,022
474,307
Machinery (0.3%):
288 Allison Transmission Holdings, Inc. 33,713
1,102 Caterpillar, Inc. 780,723
1,821 Illinois Tool Works, Inc. 473,988
129 RBC Bearings, Inc.* 70,063
1,358,487
Media (0.0%
†
):
1,860 DoubleVerify Holdings, Inc.* 17,670
26 Liberty Broadband Corp., Class A* 1,306
410 Liberty Broadband Corp., Class C* 20,623
34 Nexstar Media Group, Inc., Class A 6,148

AZL Russell 1000 Growth Index Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Media, continued
8,316 Trade Desk, Inc. (The), Class A* $ 188,690
234,437
Metals & Mining (0.0%
†
):
1,250 Anglogold Ashanti plc 121,700
276 Steel Dynamics, Inc. 49,680
171,380
Oil, Gas & Consumable Fuels (0.4%):
1,872 Cheniere Energy, Inc. 531,199
367 HF Sinclair Corp. 22,897
597 Phillips 66 108,762
4,103 Targa Resources Corp. 1,028,745
1,114 Texas Pacific Land Corp. 528,660
1,322 Williams Cos., Inc. (The) 96,215
2,316,478
Passenger Airlines (0.0%
†
):
405 Alaska Air Group, Inc.* 14,896
1,145 American Airlines Group, Inc.* 12,297
1,101 Southwest Airlines Co. 41,365
68,558
Pharmaceuticals (2.9%):
7,441 Bristol-Myers Squibb Co. 451,297
1,924 Corcept Therapeutics, Inc.* 77,556
15,493 Eli Lilly & Co. 14,249,997
6,801 Zoetis, Inc. 803,946
15,582,796
Professional Services (0.5%):
7,231 Automatic Data Processing, Inc. 1,469,195
2,411 Booz Allen Hamilton Holding Corp., Class A 188,130
2,071 Broadridge Financial Solutions, Inc. 336,496
424 Equifax, Inc. 76,350
3,239 ExlService Holdings, Inc.* 98,627
1,883 Paychex, Inc. 173,462
570 Paycom Software, Inc. 69,278
798 Paylocity Holding Corp.* 86,216
1,641 Verisk Analytics, Inc., Class A 311,380
2,809,134
Real Estate Management & Development (0.0%
†
):
669 CBRE Group, Inc., Class A* 90,623
1,059 CoStar Group, Inc.* 42,720
271 Jones Lang LaSalle, Inc.* 82,471
215,814
Residential REITs (0.0%
†
):
495 Sun Communities, Inc. 62,350
502 UDR, Inc. 16,958
79,308
Retail REITs (0.1%):
1,387 Simon Property Group, Inc. 258,717
Semiconductors & Semiconductor Equipment (21.1%):
18,218 Advanced Micro Devices, Inc.* 3,706,088
4,352 Applied Materials, Inc. 1,487,470
2,491 Astera Labs, Inc.* 273,014
82,952 Broadcom, Inc. 25,674,474
Shares Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
2,598 Enphase Energy, Inc.* $ 98,230
500 Entegris, Inc. 58,620
2,545 KLA Corp. 3,747,283
24,282 Lam Research Corp. 5,188,092
2,320 Lattice Semiconductor Corp.* 215,203
321 MACOM Technology Solutions Holdings, Inc.* 71,284
1,132 Marvell Technology, Inc. 112,125
895 Monolithic Power Systems, Inc. 978,548
397,271 NVIDIA Corp. 69,284,062
180 Onto Innovation, Inc.* 36,913
4,728 QUALCOMM, Inc. 608,872
7,191 Texas Instruments, Inc. 1,396,061
112,936,339
Software (14.9%):
7,927 Adobe, Inc.* 1,926,895
431 Appfolio, Inc., Class A* 68,020
4,611 AppLovin Corp., Class A* 1,835,178
3,168 Atlassian Corp., Class A* 216,216
4,120 Autodesk, Inc.* 986,328
3,214 Bentley Systems, Inc., Class B 112,876
5,277 Cadence Design Systems, Inc.* 1,466,320
150 Circle Internet Group, Inc., Class A* 14,312
4,782 Crowdstrike Holdings, Inc., Class A* 1,866,941
6,095 Datadog, Inc., Class A* 719,515
3,106 Docusign, Inc.* 147,255
1,177 Dropbox, Inc., Class A* 26,741
5,818 Dynatrace, Inc.* 215,150
1,804 Elastic NV* 90,182
368 Fair Isaac Corp.* 392,855
11,966 Fortinet, Inc.* 977,862
1,221 Gen Digital, Inc. 22,991
2,778 Gitlab, Inc., Class A* 60,116
1,630 Guidewire Software, Inc.* 243,783
982 HubSpot, Inc.* 239,706
5,280 Intuit, Inc. 2,282,966
1,180 Manhattan Associates, Inc.* 157,082
127,761 Microsoft Corp. 47,293,289
304 nCino, Inc.* 4,554
1,177 Nutanix, Inc., Class A* 44,738
32,554 Oracle Corp., ADR 4,789,019
42,243 Palantir Technologies, Inc., Class A* 6,179,306
15,371 Palo Alto Networks, Inc.* 2,464,279
485 Pegasystems, Inc. 20,642
2,104 Procore Technologies, Inc.* 119,928
282 PTC, Inc.* 40,182
1,339 RingCentral, Inc., Class A 49,797
1,672 Rubrik, Inc., Class A* 81,878
1,967 Salesforce, Inc. 367,180
6,377 Samsara, Inc., Class A* 202,087
4,305 SentinelOne, Inc., Class A* 55,448
20,197 ServiceNow, Inc.* 2,111,596
300 Strategy, Inc., Class A* 37,440
2,688 Synopsys, Inc.* 1,065,738
444 Teradata Corp.* 11,380
705 Tyler Technologies, Inc.* 241,378
378 Unity Software, Inc.* 8,293
4,091 Workday, Inc., Class A* 531,503

AZL Russell 1000 Growth Index Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Percentages indicated are based on net assets as of March 31, 2026.
Shares Value
Common Stocks, continued
Software, continued
1,925 Zscaler, Inc.* $ 270,058
80,059,003
Specialized REITs (0.4%):
9,046 American Tower Corp. 1,561,159
1,670 Lamar Advertising Co., Class A 211,522
422 Public Storage 114,311
1,886,992
Specialty Retail (2.0%):
49 AutoZone, Inc.* 165,511
1,198 Burlington Stores, Inc.* 389,805
2,613 Carvana Co., Class A* 821,475
4,350 Chewy, Inc., Class A* 117,450
698 Floor & Decor Holdings, Inc., Class A* 35,458
14,674 Home Depot, Inc. (The) 4,826,132
59 Lithia Motors, Inc., Class A 14,734
324 Murphy USA, Inc. 160,046
14,973 O'Reilly Automotive, Inc.* 1,382,158
15 RH* 2,097
1,227 Ross Stores, Inc. 265,805
10,816 TJX Cos., Inc. (The) 1,727,315
10,190 Tractor Supply Co. 461,607
231 Ulta Beauty, Inc.* 120,746
2,053 Valvoline, Inc.* 69,145
348 Wayfair, Inc., Class A* 26,173
362 Williams-Sonoma, Inc. 66,004
10,651,661
Technology Hardware, Storage & Peripherals (11.8%):
245,823 Apple, Inc. 62,387,419
785 Dell Technologies, Inc., Class C 128,842
5,247 Everpure, Inc., Class A* 309,783
1,470 NetApp, Inc. 150,513
4,818 Super Micro Computer, Inc.* 109,706
63,086,263
Shares Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods (0.2%):
411 Birkenstock Holding plc* $ 14,726
2,781 Deckers Outdoor Corp.* 278,350
1,133 Lululemon Athletica, Inc.* 173,462
4,559 On Holding AG, Class A* 155,097
60 Ralph Lauren Corp., Class A 20,640
3,626 Tapestry, Inc. 511,665
1,153,940
Trading Companies & Distributors (0.3%):
2,206 Core & Main, Inc., Class A* 108,976
18,116 Fastenal Co. 840,582
201 Ferguson Enterprises, Inc. 46,885
232 SiteOne Landscape Supply, Inc.* 30,882
722 W.W. Grainger, Inc. 787,565
1,814,890
Total Common Stocks (Cost $177,326,677) 535,206,560
Affiliated Investment Company (0.1%):
Money Market Funds (0.1%):
430,908 BlackRock Liquidity FedFund, Institutional Class,
3.55%
+
(a)(b) 430,908
Total Affiliated Investment Company (Cost $430,908) 430,908
Unaffiliated Investment Company (0.3%):
Money Market Funds (0.3%):
1,659,115 Dreyfus Treasury Securities Cash Management
Fund, Institutional Shares, 3.53%(b) 1,659,115
Total Unaffiliated Investment Company (Cost $1,659,115) 1,659,115
Total Investment Securities
(Cost $179,416,70 0 ) — 100.1% 537,296,583
Net other assets (liabilities) — (0.1)% (698,690)
Net Assets — 100.0% $ 536,597,893
ADR—American Depository Receipt
REIT—Real Estate Investment Trust
* Non-income producing security.
+ Affiliated Securities
† Represents less than 0.05%.
^ This security or a partial position of this security was on loan as of March 31, 2026. The total value of securities on loan as of March 31, 2026 was $461,373.
(a) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2026.
(b) The rate represents the effective yield at March 31, 2026.
Futures Contracts
At March 31, 2026, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
E-Mini Russell 1000 Growth Index June Futures (U.S. Dollar) 6/18/26 8 $ 1,730,320 $ (64,174)
$ (64,174)

AZL Russell 1000 Value Index Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks (99.8%):
Aerospace & Defense (3.0%):
2,728 ATI, Inc.* $ 396,815
12,976 Boeing Co. (The)* 2,582,613
1,514 BWX Technologies, Inc. 309,598
828 Carpenter Technology Corp. 326,356
742 Curtiss-Wright Corp. 505,391
5,104 General Dynamics Corp. 1,751,795
1,688 Hexcel Corp. 136,610
804 Huntington Ingalls Industries, Inc. 305,440
3,792 L3Harris Technologies, Inc. 1,308,809
1,024 Leonardo DRS, Inc. 45,588
2,999 Lockheed Martin Corp. 1,812,566
2,700 Northrop Grumman Corp. 1,842,048
27,021 RTX Corp. 5,212,351
4,207 StandardAero, Inc.* 108,667
3,579 Textron, Inc. 313,377
918 TransDigm Group, Inc. 1,063,925
1,198 Woodward, Inc. 428,788
18,450,737
Air Freight & Logistics (0.6%):
2,390 CH Robinson Worldwide, Inc. 396,907
2,655 Expeditors International of Washington, Inc. 380,276
4,347 FedEx Corp. 1,548,315
2,418 GXO Logistics, Inc.* 125,373
14,842 United Parcel Service, Inc., Class B 1,460,156
3,911,027
Automobile Components (0.1%):
4,420 Aptiv plc* 306,925
4,255 BorgWarner, Inc. 230,876
4,058 Gentex Corp. 88,667
1,013 Lear Corp. 122,654
9,262 QuantumScape Corp., Class A* 59,092
808,214
Automobiles (0.4%):
78,286 Ford Motor Co. 903,421
18,254 General Motors Co. 1,359,923
2,497 Harley-Davidson, Inc. 50,489
2,545 Lucid Group, Inc., Class A* 24,254
16,083 Rivian Automotive, Inc., Class A* 242,049
1,046 Thor Industries, Inc. 83,565
2,663,701
Banks (6.7%):
122,079 Bank of America Corp. 5,951,351
2,242 Bank OZK 102,885
420 BOK Financial Corp. 53,785
28,751 Citigroup, Inc. 3,260,651
8,698 Citizens Financial Group, Inc. 521,619
5,925 Columbia Banking System, Inc. 162,523
2,462 Commerce Bancshares, Inc. 121,130
1,190 Cullen/Frost Bankers, Inc. 163,125
2,688 East West Bancorp, Inc. 286,971
18,175 Fifth Third Bancorp 844,410
176 First Citizens BancShares, Inc., Class A 331,700
2,198 First Hawaiian, Inc. 54,159
10,316 First Horizon Corp. 234,792
6,931 FNB Corp. 115,886
Shares Value
Common Stocks, continued
Banks, continued
40,563 Huntington Bancshares, Inc. $ 634,811
54,866 JPMorgan Chase & Co. 16,139,383
19,174 KeyCorp 384,439
3,034 M&T Bank Corp. 627,188
3,012 Pinnacle Financial Partners, Inc. 259,454
7,862 PNC Financial Services Group, Inc. (The) 1,636,004
1,225 Popular, Inc. 164,358
1,959 Prosperity Bancshares, Inc. 131,606
17,253 Regions Financial Corp. 450,648
2,030 Southstate Bank Corp. 187,816
690 TFS Financial Corp. 9,695
25,504 Truist Financial Corp. 1,172,419
31,495 US Bancorp 1,638,055
3,364 Webster Financial Corp. 233,529
62,536 Wells Fargo & Co. 4,978,491
1,691 Western Alliance Bancorp 119,807
1,391 Wintrust Financial Corp. 193,266
3,104 Zions Bancorp NA 178,852
41,344,808
Beverages (1.4%):
121 Boston Beer Co., Inc. (The), Class A* 27,879
746 Brown-Forman Corp., Class A 19,985
3,298 Brown-Forman Corp., Class B 87,199
40,164 Coca-Cola Co. (The) 3,054,472
998 Coca-Cola Consolidated, Inc. 191,357
2,880 Constellation Brands, Inc., Class A 432,000
26,358 Keurig Dr Pepper, Inc. 694,006
2,959 Molson Coors Beverage Co., Class B 127,415
23,886 PepsiCo, Inc. 3,709,257
4,845 Primo Brands Corp., Class A 91,231
8,434,801
Biotechnology (1.3%):
2,858 Amgen, Inc. 1,005,587
2,924 Biogen, Inc.* 536,057
3,883 BioMarin Pharmaceutical, Inc.* 219,351
855 Exelixis, Inc.* 36,671
18,345 Gilead Sciences, Inc. 2,556,743
2,443 Incyte Corp.* 229,935
254 Insmed, Inc.* 41,534
101 Ionis Pharmaceuticals, Inc.* 7,584
7,342 Moderna, Inc.* 372,973
312 Neurocrine Biosciences, Inc.* 41,103
2,062 Regeneron Pharmaceuticals, Inc. 1,593,184
3,564 Revolution Medicines, Inc.* 346,599
8,393 Roivant Sciences, Ltd.* 232,486
851 United Therapeutics Corp.* 504,626
2,241 Viking Therapeutics, Inc.* 72,922
7,797,355
Broadline Retail (2.0%):
53,264 Amazon.com, Inc.* 11,093,293
51 Dillard's, Inc., Class A 29,178
9,183 eBay, Inc. 835,837
799 Etsy, Inc.* 39,934
5,915 Macy's, Inc. 107,002

AZL Russell 1000 Value Index Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Broadline Retail, continued
1,190 Ollie's Bargain Outlet Holdings, Inc.* $ 109,528
12,214,772
Building Products (0.7%):
2,318 A O Smith Corp. 152,849
1,451 Advanced Drainage Systems, Inc. 198,976
1,682 Allegion plc 244,378
638 Armstrong World Industries, Inc. 105,142
2,210 Builders FirstSource, Inc.* 181,949
738 Carlisle Cos., Inc. 246,212
15,883 Carrier Global Corp. 894,372
2,527 Fortune Brands Innovations, Inc. 98,477
2,751 Hayward Holdings, Inc.* 36,808
12,360 Johnson Controls International plc 1,618,542
4,165 Masco Corp. 251,441
1,729 Owens Corning 187,112
741 Simpson Manufacturing Co., Inc. 127,171
2,383 Trex Co., Inc.* 86,789
4,430,218
Capital Markets (5.3%):
587 Affiliated Managers Group, Inc. 162,423
170 Ameriprise Financial, Inc. 75,548
12,895 Bank of New York Mellon Corp. (The) 1,529,734
3,082 Blackrock, Inc.
+
2,963,990
5,244 Brookfield Asset Management, Ltd., Class A 233,096
5,205 Carlyle Group, Inc. (The) 251,870
2,116 Cboe Global Markets, Inc. 594,744
30,775 Charles Schwab Corp. (The) 2,892,235
7,246 CME Group, Inc., Class A 2,140,106
4,055 Coinbase Global, Inc., Class A* 708,044
764 Evercore, Inc., Class A 228,062
725 FactSet Research Systems, Inc. 157,318
5,380 Franklin Resources, Inc. 127,076
5,615 Goldman Sachs Group, Inc. (The) 4,750,234
310 Hamilton Lane, Inc., Class A 30,814
614 Houlihan Lokey, Inc., Class A 88,183
8,105 Interactive Brokers Group, Inc., Class A 543,602
11,550 Intercontinental Exchange, Inc. 1,816,584
7,534 Invesco, Ltd. 183,001
2,650 Janus Henderson Group plc 136,131
2,528 Jefferies Financial Group, Inc. 104,331
10,208 KKR & Co., Inc. 944,240
1,614 Lazard, Inc., Class A 68,563
790 MarketAxess Holdings, Inc. 130,334
22,909 Morgan Stanley 3,770,134
169 Morningstar, Inc. 28,569
744 MSCI, Inc., Class A 401,023
9,124 Nasdaq, Inc. 774,536
3,758 Northern Trust Corp. 524,504
3,622 Raymond James Financial, Inc. 524,429
13,043 Robinhood Markets, Inc., Class A* 903,880
6,116 S&P Global, Inc. 2,601,379
2,086 SEI Investments Co. 163,688
5,640 State Street Corp. 713,798
3,105 Stifel Financial Corp. 229,522
4,315 T. Rowe Price Group, Inc. 388,954
2,214 Tradeweb Markets, Inc., Class A 260,499
1,429 Virtu Financial, Inc., Class A 62,847
Shares Value
Common Stocks, continued
Capital Markets, continued
7,220 XP, Inc., Class A $ 137,469
32,345,494
Chemicals (2.1%):
4,475 Air Products and Chemicals, Inc. 1,299,943
2,345 Albemarle Corp. 420,998
1,050 Ashland, Inc. 58,390
4,230 Axalta Coating Systems, Ltd.* 117,171
2,120 Celanese Corp., Class A 139,432
3,108 CF Industries Holdings, Inc. 403,543
13,663 Corteva, Inc. 1,143,730
14,346 Dow, Inc. 597,511
8,627 DuPont de Nemours, Inc. 395,117
2,282 Eastman Chemical Co. 174,162
3,790 Ecolab, Inc. 1,008,216
4,704 Element Solutions, Inc. 160,595
2,873 FMC Corp. 49,473
4,149 Huntsman Corp. 55,223
5,175 International Flavors & Fragrances, Inc. 375,446
9,484 Linde plc 4,701,788
5,094 LyondellBasell Industries NV, Class A 410,373
6,261 Mosaic Co. (The) 159,655
105 NewMarket Corp. 67,300
2,575 Olin Corp. 76,555
4,556 PPG Industries, Inc. 486,945
2,485 RPM International, Inc. 247,009
892 Scotts Miracle-Gro Co. (The) 54,243
415 Sherwin-Williams Co. (The) 133,028
3,171 Solstice Advanced Materials, Inc. 241,503
666 Westlake Corp. 77,802
13,055,151
Commercial Services & Supplies (0.3%):
1,051 Clean Harbors, Inc.* 301,353
1,340 Copart, Inc.* 44,488
720 MSA Safety, Inc. 118,044
3,557 RB Global, Inc. 340,939
4,096 Republic Services, Inc., Class A 897,106
4,316 Tetra Tech, Inc. 129,998
2,839 Veralto Corp. 251,024
2,082,952
Communications Equipment (1.5%):
2,862 Ciena Corp.* 1,111,114
80,387 Cisco Systems, Inc. 6,237,227
1,157 F5, Inc.* 334,755
1,311 Lumentum Holdings, Inc.* 921,318
1,953 Motorola Solutions, Inc. 847,544
9,451,958
Construction & Engineering (0.3%):
2,605 AECOM 220,956
7,134 API Group Corp.* 289,070
591 EMCOR Group, Inc. 436,341
1,086 Everus Construction Group, Inc.* 128,213
1,007 MasTec, Inc.* 323,992
660 Quanta Services, Inc. 362,353
394 Valmont Industries, Inc. 157,431

AZL Russell 1000 Value Index Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Construction & Engineering, continued
3,020 WillScot Holdings Corp. $ 52,427
1,970,783
Construction Materials (0.5%):
13,503 CRH plc 1,419,435
610 Eagle Materials, Inc. 115,564
1,229 James Hardie Industries plc* 23,277
1,216 Martin Marietta Materials, Inc. 715,835
2,695 Vulcan Materials Co. 733,849
3,007,960
Consumer Finance (0.9%):
5,115 Ally Financial, Inc. 200,662
7,331 American Express Co. 2,217,481
12,408 Capital One Financial Corp. 2,263,591
87 Credit Acceptance Corp.* 36,841
2,506 OneMain Holdings, Inc. 134,046
3,325 SLM Corp. 71,188
21,039 SoFi Technologies, Inc.* 334,099
6,974 Synchrony Financial 474,372
5,732,280
Consumer Staples Distribution & Retail (2.4%):
7,124 Albertsons Cos., Inc., Class A 121,393
2,283 BJ's Wholesale Club Holdings, Inc.* 224,693
637 Casey's General Stores, Inc. 463,647
4,432 Dollar General Corp. 526,211
3,735 Dollar Tree, Inc.* 409,020
11,725 Kroger Co. (The) 848,421
3,463 Maplebear, Inc.* 129,724
2,753 Performance Food Group Co.* 235,822
4,536 Sysco Corp. 323,553
9,212 Target Corp. 1,116,494
4,507 US Foods Holding Corp.* 415,591
79,090 Walmart, Inc. 9,829,305
14,643,874
Containers & Packaging (0.5%):
9,386 Amcor PLC 373,094
1,304 AptarGroup, Inc. 164,330
1,528 Avery Dennison Corp. 263,855
5,565 Ball Corp. 328,947
2,393 Crown Holdings, Inc. 239,898
6,268 Graphic Packaging Holding Co. 62,304
10,841 International Paper Co. 387,024
1,797 Packaging Corp. of America 381,359
2,432 Sealed Air Corp. 102,266
1,670 Silgan Holdings, Inc. 64,796
10,754 Smurfit WestRock plc 428,547
1,871 Sonoco Products Co. 101,202
2,897,622
Distributors (0.1%):
2,819 Genuine Parts Co. 298,109
5,181 LKQ Corp. 152,166
565 Pool Corp. 114,317
564,592
Diversified Consumer Services (0.1%):
11,107 ADT, Inc. 72,973
Shares Value
Common Stocks, continued
Diversified Consumer Services, continued
973 Bright Horizons Family Solutions, Inc.* $ 79,912
461 Grand Canyon Education, Inc.* 78,384
2,415 H&R Block, Inc. 76,652
278 Liberty Live Holdings, Inc., Class A* 25,476
873 Liberty Live Holdings, Inc., Class C* 82,158
2,880 Service Corp. International 237,629
653,184
Diversified REITs (0.1%):
4,278 WP Carey, Inc. 290,733
Diversified Telecommunication Services (1.7%):
139,584 AT&T, Inc. 4,046,540
72,821 Comcast Corp., Class A 2,090,691
67 GCI Liberty, Inc., Class A* 2,469
598 GCI Liberty, Inc., Class C* 22,252
1,733 Iridium Communications, Inc. 48,073
3,029 Liberty Global, Ltd., Class A* 36,621
3,840 Liberty Global, Ltd., Class C* 45,043
85,300 Verizon Communications, Inc. 4,282,060
10,573,749
Electric Utilities (3.0%):
5,163 Alliant Energy Corp. 370,497
10,805 American Electric Power Co., Inc. 1,416,319
6,351 Constellation Energy Corp. 1,773,517
15,772 Duke Energy Corp. 2,065,186
7,594 Edison International 555,729
9,030 Entergy Corp. 1,014,611
4,757 Evergy, Inc. 389,694
7,380 Eversource Energy 511,286
20,509 Exelon Corp. 1,005,351
11,035 FirstEnergy Corp. 559,033
1,110 IDACORP, Inc. 158,697
42,134 NextEra Energy, Inc. 3,913,406
4,065 OGE Energy Corp. 194,957
44,320 PG&E Corp. 778,702
2,355 Pinnacle West Capital Corp. 237,266
14,970 PPL Corp. 571,854
22,254 Southern Co. (The) 2,147,956
11,872 Xcel Energy, Inc. 943,112
18,607,173
Electrical Equipment (1.3%):
657 Acuity, Inc. 184,105
4,669 AMETEK, Inc. 1,000,847
7,915 Eaton Corp. plc 2,830,958
11,437 Emerson Electric Co. 1,498,476
1,177 Generac Holdings, Inc.* 229,904
1,068 Hubbell, Inc., Class B 524,110
3,279 nVent Electric plc 387,840
1,336 Regal Rexnord Corp. 250,179
2,116 Rockwell Automation, Inc. 759,390
2,701 Sensata Technologies Holding plc 95,129
7,760,938
Electronic Equipment, Instruments & Components (1.1%):
986 Arrow Electronics, Inc.* 141,402
1,398 Avnet, Inc. 86,145
2,467 CDW Corp. 298,556

AZL Russell 1000 Value Index Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
3,567 Cognex Corp. $ 174,747
3,531 Coherent Corp.* 841,120
15,737 Corning, Inc. 2,139,760
1,052 Crane NXT Co. 42,701
7,544 Flex, Ltd.* 493,830
514 IPG Photonics Corp.* 58,899
738 Jabil, Inc. 196,035
3,467 Keysight Technologies, Inc.* 978,977
490 Littelfuse, Inc. 166,282
2,434 Ralliant Corp. 101,230
1,603 TD SYNNEX Corp. 270,442
934 Teledyne Technologies, Inc.* 565,079
2,781 Vontier Corp. 98,642
1,073 Zebra Technologies Corp.* 224,343
6,878,190
Energy Equipment & Services (0.7%):
19,924 Baker Hughes Co., Class A 1,216,360
17,047 Halliburton Co. 664,662
7,156 NOV, Inc. 134,604
28,066 SLB, Ltd. 1,442,312
8,066 TechnipFMC plc 557,603
1,393 Weatherford International plc 131,750
4,147,291
Entertainment (1.1%):
5,093 Electronic Arts, Inc. 1,038,310
334 Liberty Media Corp.-Liberty Formula One, Class A* 26,079
2,894 Liberty Media Corp.-Liberty Formula One, Class C* 246,048
341 Madison Square Garden Sports Corp.* 109,598
2,336 Roku, Inc.* 221,032
2,398 Take-Two Interactive Software, Inc.* 473,605
783 TKO Group Holdings, Inc., Class A 157,892
35,872 Walt Disney Co. (The) 3,457,343
46,933 Warner Bros Discovery, Inc.* 1,288,780
7,018,687
Financial Services (3.5%):
2,428 Affirm Holdings, Inc., Class A* 111,251
2,469 Apollo Global Management, Inc. 275,096
37,251 Berkshire Hathaway, Inc., Class B* 17,850,679
6,699 Block, Inc.* 403,146
799 Euronet Worldwide, Inc.* 53,030
10,564 Fidelity National Information Services, Inc. 495,557
7,815 Fiserv, Inc.* 436,077
4,996 Global Payments, Inc. 336,231
1,505 Jack Henry & Associates, Inc. 237,850
3,909 MGIC Investment Corp. 102,611
18,993 PayPal Holdings, Inc. 859,053
18,904 Rocket Cos., Inc., Class A* 269,382
1,828 Voya Financial, Inc. 124,889
6,578 Western Union Co. (The) 57,426
687 WEX, Inc.* 105,139
21,717,417
Food Products (0.9%):
9,752 Archer-Daniels-Midland Co. 708,873
2,618 Bunge Global SA 333,010
4,152 Campbell's Company (The)^ 92,465
9,514 Conagra Brands, Inc. 149,560
Shares Value
Common Stocks, continued
Food Products, continued
2,722 Darling Ingredients, Inc.* $ 168,356
3,898 Flowers Foods, Inc. 31,769
776 Freshpet, Inc.* 45,753
11,002 General Mills, Inc. 409,494
2,572 Hershey Co. (The) 534,693
6,217 Hormel Foods Corp. 140,815
1,250 Ingredion, Inc. 140,825
2,140 JM Smucker Co. (The) 206,382
16,875 Kraft Heinz Co. (The) 379,519
2,743 Lamb Weston Holdings, Inc. 115,919
5,096 McCormick & Co., Inc. 257,042
26,013 Mondelez International, Inc., Class A 1,499,389
925 Pilgrim's Pride Corp. 34,928
996 Post Holdings, Inc.* 98,464
7 Seaboard Corp. 39,578
5,583 Tyson Foods, Inc., Class A 357,703
5,744,537
Gas Utilities (0.2%):
3,216 Atmos Energy Corp. 594,060
4,525 MDU Resources Group, Inc. 93,758
1,763 National Fuel Gas Co. 165,651
4,265 UGI Corp. 155,331
1,008,800
Ground Transportation (1.3%):
283 Avis Budget Group, Inc.*^ 41,276
37,753 CSX Corp. 1,549,761
1,551 JB Hunt Transport Services, Inc. 328,657
3,176 Knight-Swift Transportation Holdings, Inc. 182,874
744 Landstar System, Inc. 119,271
6,482 Lyft, Inc., Class A* 86,211
4,578 Norfolk Southern Corp. 1,313,886
3,566 Old Dominion Freight Line, Inc. 696,796
799 Ryder System, Inc. 163,563
539 Saia, Inc.* 189,340
1,105 Schneider National, Inc., Class B 29,128
1,396 U-Haul Holding Co. 62,359
11,125 Union Pacific Corp. 2,699,147
1,788 XPO, Inc.* 347,855
7,810,124
Health Care Equipment & Supplies (2.4%):
34,972 Abbott Laboratories 3,590,575
1,401 Align Technology, Inc.* 240,173
10,617 Baxter International, Inc. 178,366
5,780 Becton Dickinson & Co. 908,789
24,762 Boston Scientific Corp.* 1,553,816
3,958 Cooper Cos., Inc. (The)* 282,997
4,595 DENTSPLY SIRONA, Inc. 53,302
11,665 Edwards Lifesciences Corp.* 934,133
3,156 Envista Holdings Corp.* 80,068
9,312 GE HealthCare Technologies, Inc. 662,828
2,294 Globus Medical, Inc.* 197,651
4,464 Hologic, Inc.* 337,434
6,544 Medline, Inc., Class A* 291,208
25,795 Medtronic plc 2,235,137
2,232 ResMed, Inc. 501,039
3,070 Solventum Corp.* 200,471
1,965 STERIS plc 434,520

AZL Russell 1000 Value Index Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
5,164 Stryker Corp. $ 1,696,839
932 Teleflex, Inc. 111,477
4,021 Zimmer Biomet Holdings, Inc. 363,579
14,854,402
Health Care Providers & Services (2.3%):
1,670 Acadia Healthcare Co., Inc.* 39,061
2,377 Cardinal Health, Inc. 502,284
10,100 Centene Corp.* 330,674
248 Chemed Corp. 93,680
4,858 Cigna Group (The) 1,295,872
25,412 CVS Health Corp. 1,825,090
4,509 Elevance Health, Inc. 1,320,010
2,075 Encompass Health Corp. 200,715
2,578 HCA Healthcare, Inc. 1,220,013
2,187 Henry Schein, Inc.* 161,182
2,478 Humana, Inc. 429,660
1,723 Labcorp Holdings, Inc. 459,714
193 McKesson Corp. 167,014
408 Molina Healthcare, Inc.* 54,386
2,277 Quest Diagnostics, Inc. 446,246
1,726 Tenet Healthcare Corp.* 325,713
18,378 UnitedHealth Group, Inc. 4,972,903
1,041 Universal Health Services, Inc., Class B 186,308
14,030,525
Health Care REITs (0.7%):
3,403 Alexandria Real Estate Equities, Inc. 157,967
6,289 Healthcare Realty Trust, Inc., Class A 106,850
14,470 Healthpeak Properties, Inc. 237,742
9,189 Medical Properties Trust, Inc.^ 42,545
5,797 Omega Healthcare Investors, Inc. 254,025
9,396 Ventas, Inc. 768,405
13,878 Welltower, Inc. 2,743,819
4,311,353
Health Care Technology (0.0%
†
):
1,478 Certara, Inc.* 8,425
584 Veeva Systems, Inc., Class A* 102,585
111,010
Hotel & Resort REITs (0.1%):
14,195 Host Hotels & Resorts, Inc. 271,976
3,376 Park Hotels & Resorts, Inc. 35,549
307,525
Hotels, Restaurants & Leisure (1.5%):
5,281 Aramark 214,092
40 Booking Holdings, Inc. 168,413
1,075 Boyd Gaming Corp. 88,344
4,143 Caesars Entertainment, Inc.* 109,500
15,480 Carnival Corp. 400,622
420 Choice Hotels International, Inc.^ 43,470
131 Darden Restaurants, Inc. 25,681
449 Domino's Pizza, Inc. 161,097
574 Flutter Entertainment plc, Class DI* 58,519
788 Hyatt Hotels Corp., Class A 113,307
1,053 Marriott International, Inc., Class A 344,405
13,621 McDonald's Corp. 4,233,271
4,045 MGM Resorts International* 149,705
Shares Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
2,454 Penn Entertainment, Inc.* $ 36,884
2,356 Restaurant Brands International, Inc. 174,108
19,888 Starbucks Corp. 1,781,766
943 Travel + Leisure Co. 65,246
169 Vail Resorts, Inc.^ 21,686
2,435 Wendy's Co. (The)^ 16,923
176 Wyndham Hotels & Resorts, Inc. 14,296
1,562 Wynn Resorts, Ltd. 158,621
3,776 Yum! Brands, Inc. 587,092
8,967,048
Household Durables (0.6%):
5,283 D.R. Horton, Inc. 724,933
3,253 Garmin, Ltd. 754,728
4,159 Lennar Corp., Class A 361,168
245 Lennar Corp., Class B^ 20,609
995 Mohawk Industries, Inc.* 97,968
7,747 Newell Brands, Inc. 26,572
54 NVR, Inc.* 355,851
3,995 PulteGroup, Inc. 469,852
1,300 SharkNinja, Inc.* 137,670
1,944 Toll Brothers, Inc. 265,298
541 TopBuild Corp.* 190,053
1,153 Whirlpool Corp.^ 62,170
3,466,872
Household Products (1.4%):
4,867 Church & Dwight Co., Inc. 454,189
2,434 Clorox Co. (The) 252,235
8,548 Colgate-Palmolive Co. 728,546
4,340 Kimberly-Clark Corp. 418,680
47,439 Procter & Gamble Co. (The) 6,852,089
807 Reynolds Consumer Products, Inc. 17,092
8,722,831
Independent Power and Renewable Electricity Producers
(0.1%):
14,072 AES Corp. (The) 198,274
2,837 Brookfield Renewable Corp. 112,998
581 Clearway Energy, Inc., Class A 22,758
1,476 Clearway Energy, Inc., Class C 57,992
916 Talen Energy Corp.* 292,415
684,437
Industrial Conglomerates (0.7%):
9,021 3M Co. 1,310,120
12,844 Honeywell International, Inc. 2,903,129
4,213,249
Industrial REITs (0.5%):
5,212 Americold Realty Trust, Inc. 59,729
1,043 EastGroup Properties, Inc. 193,049
2,522 First Industrial Realty Trust, Inc. 145,898
1,660 Lineage, Inc. 54,381
18,727 Prologis, Inc. 2,475,335
4,541 Rexford Industrial Realty, Inc. 148,627
3,930 STAG Industrial, Inc. 141,716
3,218,735

AZL Russell 1000 Value Index Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Insurance (3.3%):
9,499 Aflac, Inc. $ 1,042,135
5,334 Allstate Corp. (The) 1,105,952
1,337 American Financial Group, Inc. 170,748
10,893 American International Group, Inc. 819,698
301 Aon plc, Class A 97,157
7,104 Arch Capital Group, Ltd.* 681,913
4,814 Arthur J. Gallagher & Co. 1,042,616
1,042 Assurant, Inc. 226,958
818 Assured Guaranty, Ltd. 66,651
1,518 Axis Capital Holdings, Ltd. 153,940
1,300 Brighthouse Financial, Inc.* 77,844
5,036 Brown & Brown, Inc. 328,398
7,377 Chubb, Ltd. 2,404,386
3,083 Cincinnati Financial Corp. 485,110
546 CNA Financial Corp. 25,072
723 Everest Group, Ltd. 236,313
5,123 Fidelity National Financial, Inc. 237,605
2,060 First American Financial Corp. 124,197
1,575 Globe Life, Inc. 219,193
734 Hanover Insurance Group, Inc. (The) 127,239
5,622 Hartford Insurance Group, Inc. (The) 760,263
1,272 Kemper Corp. 38,872
3,721 Lincoln National Corp. 132,095
3,446 Loews Corp. 367,826
201 Markel Group, Inc.* 384,728
8,646 Marsh & McLennan Cos., Inc. 1,499,649
11,363 MetLife, Inc. 803,591
4,463 Old Republic International Corp. 178,074
662 Primerica, Inc. 165,818
4,298 Principal Financial Group, Inc. 387,293
11,231 Progressive Corp. (The) 2,226,433
6,997 Prudential Financial, Inc. 683,537
1,365 Reinsurance Group of America, Inc. 278,678
920 RenaissanceRe Holdings, Ltd. 273,452
1,585 RLI Corp. 90,408
4,382 Travelers Cos., Inc. (The) 1,278,142
3,357 Unum Group 245,162
4,540 W R Berkley Corp. 300,911
46 White Mountains Insurance Group, Ltd. 101,060
1,920 Willis Towers Watson plc 558,144
20,427,261
Interactive Media & Services (4.3%):
41,670 Alphabet, Inc., Class A 11,982,625
33,930 Alphabet, Inc., Class C 9,733,160
1,494 IAC, Inc.* 59,805
4,873 Match Group, Inc. 149,650
7,865 Meta Platforms, Inc., Class A 4,499,802
5,881 Pinterest, Inc., Class A* 107,858
5,178 ZoomInfo Technologies, Inc., Class A* 30,964
26,563,864
IT Services (1.6%):
12,424 Accenture plc, Class A 2,463,555
2,802 Akamai Technologies, Inc.* 321,810
2,228 Amdocs, Ltd. 145,399
9,662 Cognizant Technology Solutions Corp., Class A 592,764
3,210 DXC Technology Co.* 40,350
1,160 EPAM Systems, Inc.* 157,064
870 Globant SA* 40,116
Shares Value
Common Stocks, continued
IT Services, continued
18,791 International Business Machines Corp. $ 4,554,750
4,830 Kyndryl Holdings, Inc.* 63,370
1,476 MongoDB, Inc., Class A* 361,280
1,964 Okta, Inc.* 154,586
2,297 Twilio, Inc., Class A* 289,008
1,708 VeriSign, Inc. 424,199
9,608,251
Leisure Products (0.1%):
1,371 Brunswick Corp. 99,754
2,707 Hasbro, Inc. 253,375
6,252 Mattel, Inc.* 90,841
1,662 YETI Holdings, Inc.* 60,813
504,783
Life Sciences Tools & Services (1.7%):
5,782 Agilent Technologies, Inc. 659,032
13,032 Avantor, Inc.* 102,171
406 Bio-Rad Laboratories, Inc., Class A* 113,173
3,309 Bio-Techne Corp. 172,928
2,306 Bruker Corp. 83,293
981 Charles River Laboratories International, Inc.* 169,223
12,690 Danaher Corp. 2,406,024
3,045 Illumina, Inc.* 375,327
3,402 IQVIA Holdings, Inc.* 580,177
422 Mettler-Toledo International, Inc.* 532,226
4,127 QIAGEN NV 165,245
914 Repligen Corp.* 107,687
2,243 Revvity, Inc. 196,509
3,490 Sotera Health Co.* 50,047
7,627 Thermo Fisher Scientific, Inc. 3,748,899
1,380 Waters Corp.* 410,964
1,444 West Pharmaceutical Services, Inc. 361,924
10,234,849
Machinery (3.8%):
1,219 AGCO Corp. 141,246
1,387 Allison Transmission Holdings, Inc. 162,362
8,201 Caterpillar, Inc. 5,810,080
17,831 CNH Industrial NV 196,141
1,049 Crane Co. 179,379
2,788 Cummins, Inc. 1,500,000
4,934 Deere & Co. 2,779,322
2,345 Donaldson Co., Inc. 199,020
2,730 Dover Corp. 569,069
1,113 Esab Corp. 107,583
2,643 Flowserve Corp. 194,287
6,346 Fortive Corp. 350,807
5,198 Gates Industrial Corp. plc* 117,527
3,268 Graco, Inc. 276,636
1,574 IDEX Corp. 298,352
3,939 Illinois Tool Works, Inc. 1,025,282
8,092 Ingersoll Rand, Inc. 648,331
1,686 ITT, Inc. 321,234
1,058 Lincoln Electric Holdings, Inc. 263,527
998 Middleby Corp. (The)* 132,315
2,240 Mueller Industries, Inc. 248,192
1,052 Nordson Corp. 279,895
1,281 Oshkosh Corp. 188,576
7,781 Otis Worldwide Corp. 599,759

AZL Russell 1000 Value Index Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Machinery, continued
10,455 PACCAR, Inc. $ 1,207,552
2,552 Parker-Hannifin Corp. 2,284,652
3,271 Pentair plc 284,937
509 RBC Bearings, Inc.* 276,448
1,034 Snap-on, Inc. 375,569
3,180 Stanley Black & Decker, Inc. 225,971
1,217 Timken Co. (The) 122,394
1,946 Toro Co. (The) 181,834
3,435 Westinghouse Air Brake Technologies Corp. 858,441
4,886 Xylem, Inc. 583,877
22,990,597
Marine Transportation (0.0%
†
):
1,080 Kirby Corp.* 143,510
Media (0.4%):
1,679 Charter Communications, Inc., Class A* 362,463
1,756 DoubleVerify Holdings, Inc.* 16,682
4,243 Fox Corp., Class A 247,791
2,913 Fox Corp., Class B 154,680
335 Liberty Broadband Corp., Class A* 16,824
1,773 Liberty Broadband Corp., Class C* 89,182
3,199 New York Times Co. (The), Class A 267,852
7,757 News Corp., Class A 193,382
2,249 News Corp., Class B 64,119
577 Nexstar Media Group, Inc., Class A 104,339
6,194 Omnicom Group, Inc. 466,470
4,238 Sirius XM Holdings, Inc. 97,813
3,020 Versant Media Group, Inc. 111,800
2,193,397
Metals & Mining (1.3%):
5,314 Alcoa Corp. 352,477
8,913 Anglogold Ashanti plc 867,770
11,804 Cleveland-Cliffs, Inc.* 99,744
28,849 Freeport-McMoRan, Inc. 1,695,744
2,545 MP Materials Corp.* 122,822
22,137 Newmont Corp. 2,396,330
4,648 Nucor Corp. 785,977
1,053 Reliance, Inc. 320,028
1,642 Royal Gold, Inc. 417,872
1,734 Southern Copper Corp. 298,352
2,488 Steel Dynamics, Inc. 447,840
7,804,956
Mortgage Real Estate Investment Trusts (REITs) (0.1%):
21,691 AGNC Investment Corp. 217,561
13,565 Annaly Capital Management, Inc. 286,900
11,790 Rithm Capital Corp. 111,769
6,697 Starwood Property Trust, Inc. 115,322
731,552
Multi-Utilities (1.2%):
5,479 Ameren Corp. 602,252
13,134 CenterPoint Energy, Inc. 566,863
6,117 CMS Energy Corp. 474,557
7,318 Consolidated Edison, Inc. 828,251
17,202 Dominion Energy, Inc. 1,063,428
4,206 DTE Energy Co. 615,001
9,645 NiSource, Inc. 450,036
Shares Value
Common Stocks, continued
Multi-Utilities, continued
9,997 Public Service Enterprise Group, Inc. $ 809,257
13,259 Sempra 1,288,377
6,631 WEC Energy Group, Inc. 767,671
7,465,693
Office REITs (0.1%):
3,280 BXP, Inc. 170,232
3,145 Cousins Properties, Inc. 70,983
2,352 Highwoods Properties, Inc. 50,356
2,460 Kilroy Realty Corp. 69,397
3,776 Vornado Realty Trust 98,138
459,106
Oil, Gas & Consumable Fuels (7.0%):
6,535 Antero Midstream Corp. 148,998
5,888 Antero Resources Corp.* 249,887
7,175 APA Corp. 304,507
2,369 Cheniere Energy, Inc. 672,227
37,838 Chevron Corp. 7,828,682
1,108 Chord Energy Corp. 157,535
24,986 ConocoPhillips 3,298,152
15,406 Coterra Energy, Inc. 541,367
12,433 Devon Energy Corp. 625,629
3,954 Diamondback Energy, Inc. 782,062
2,034 DT Midstream, Inc. 273,919
11,037 EOG Resources, Inc. 1,595,619
12,166 EQT Corp. 774,244
4,543 Expand Energy Corp. 498,730
85,326 Exxon Mobil Corp. 14,476,409
2,780 HF Sinclair Corp. 173,444
39,409 Kinder Morgan, Inc. 1,321,384
6,072 Marathon Petroleum Corp. 1,482,661
2,249 Matador Resources Co. 142,092
14,125 Occidental Petroleum Corp. 918,125
12,698 ONEOK, Inc. 1,147,772
5,796 Ovintiv, Inc. 344,051
14,690 Permian Resources Corp., Class A 313,191
7,614 Phillips 66 1,387,118
4,791 Range Resources Corp. 216,457
6,120 Valero Energy Corp. 1,512,130
3,296 Viper Energy, Inc., Class A 154,879
23,206 Williams Cos., Inc. (The) 1,688,933
43,030,204
Paper & Forest Products (0.0%
†
):
1,407 Louisiana-Pacific Corp. 102,359
Passenger Airlines (0.3%):
1,943 Alaska Air Group, Inc.* 71,464
12,466 American Airlines Group, Inc.* 133,885
13,051 Delta Air Lines, Inc. 867,630
8,197 Southwest Airlines Co. 307,961
6,507 United Airlines Holdings, Inc.* 599,100
1,980,040
Personal Care Products (0.2%):
2,777 BellRing Brands, Inc.* 44,682
6,908 Coty, Inc., Class A* 13,885
1,223 elf Beauty, Inc.* 74,126
5,012 Estee Lauder Cos., Inc. (The), Class A 359,711

AZL Russell 1000 Value Index Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Personal Care Products, continued
38,192 Kenvue, Inc. $ 658,430
1,150,834
Pharmaceuticals (4.0%):
33,241 Bristol-Myers Squibb Co. 2,016,067
9,704 Elanco Animal Health, Inc.* 232,217
221 Jazz Pharmaceuticals plc* 41,780
1,005 Jazz Pharmaceuticals plc, ADR* 189,995
48,602 Johnson & Johnson 11,880,273
50,183 Merck & Co., Inc. 6,036,513
5,755 Organon & Co. 34,473
2,835 Perrigo Co. plc 30,448
114,737 Pfizer, Inc. 3,221,815
7,756 Royalty Pharma plc, Class A 372,055
23,140 Viatris, Inc. 312,621
1,895 Zoetis, Inc. 224,008
24,592,265
Professional Services (0.6%):
3,514 Amentum Holdings, Inc.* 91,645
634 Automatic Data Processing, Inc. 128,816
203 Broadridge Financial Solutions, Inc. 32,983
453 CACI International, Inc., Class A* 246,373
6,596 Clarivate plc* 16,688
902 Concentrix Corp. 24,679
2,012 Equifax, Inc. 362,301
629 FTI Consulting, Inc.* 111,188
3,575 Genpact, Ltd. 133,169
2,442 Jacobs Solutions, Inc. 310,818
2,176 KBR, Inc. 80,207
2,537 Leidos Holdings, Inc. 394,554
823 ManpowerGroup, Inc. 24,246
990 Parsons Corp.*^ 53,628
4,418 Paychex, Inc. 406,986
434 Paycom Software, Inc. 52,748
1,894 Robert Half, Inc. 48,108
848 Science Applications International Corp. 80,492
4,287 SS&C Technologies Holdings, Inc. 289,673
3,993 TransUnion 276,276
1,162 Verisk Analytics, Inc., Class A 220,490
3,386,068
Real Estate Management & Development (0.2%):
5,292 CBRE Group, Inc., Class A* 716,854
7,306 CoStar Group, Inc.* 294,724
564 Howard Hughes Holdings, Inc.* 35,679
698 Jones Lang LaSalle, Inc.* 212,416
1,090 Zillow Group, Inc., Class A* 45,115
3,540 Zillow Group, Inc., Class C* 146,485
1,451,273
Residential REITs (0.5%):
7,047 American Homes 4 Rent, Class A 196,752
2,863 AvalonBay Communities, Inc. 467,671
2,210 Camden Property Trust 215,829
3,931 Equity LifeStyle Properties, Inc. 245,373
7,547 Equity Residential 446,405
1,273 Essex Property Trust, Inc. 308,066
12,324 Invitation Homes, Inc. 306,251
2,316 Mid-America Apartment Communities, Inc. 282,830
Shares Value
Common Stocks, continued
Residential REITs, continued
1,980 Sun Communities, Inc. $ 249,401
6,460 UDR, Inc. 218,219
2,936,797
Retail REITs (0.5%):
2,221 Agree Realty Corp. 167,419
5,991 Brixmor Property Group, Inc. 172,541
1,711 Federal Realty Investment Trust 181,725
13,941 Kimco Realty Corp. 313,254
3,654 NNN REIT, Inc. 153,578
18,395 Realty Income Corp. 1,125,406
3,774 Regency Centers Corp. 285,541
5,105 Simon Property Group, Inc. 952,236
3,351,700
Semiconductors & Semiconductor Equipment (5.2%):
13,484 Advanced Micro Devices, Inc.* 2,743,050
2,090 Allegro MicroSystems, Inc.* 65,898
2,276 Amkor Technology, Inc. 102,488
9,870 Analog Devices, Inc. 3,140,042
11,475 Applied Materials, Inc. 3,922,040
986 Cirrus Logic, Inc.* 142,595
2,587 Entegris, Inc. 303,300
2,097 First Solar, Inc.* 413,654
2,283 GLOBALFOUNDRIES, Inc.* 101,548
89,118 Intel Corp.* 3,932,777
427 Lattice Semiconductor Corp.* 39,609
975 MACOM Technology Solutions Holdings, Inc.* 216,518
15,900 Marvell Technology, Inc. 1,574,895
10,616 Microchip Technology, Inc. 685,900
22,566 Micron Technology, Inc. 7,623,697
1,330 MKS, Inc. 305,647
8,289 ON Semiconductor Corp.* 513,255
780 Onto Innovation, Inc.* 159,955
4,062 Qnity Electronics, Inc. 468,674
1,754 Qorvo, Inc.* 135,760
16,657 QUALCOMM, Inc. 2,145,088
3,164 Skyworks Solutions, Inc. 169,432
3,196 Teradyne, Inc. 947,486
10,806 Texas Instruments, Inc. 2,097,877
981 Universal Display Corp. 89,919
32,041,104
Software (1.2%):
21,995 Aurora Innovation, Inc., Class A* 90,619
1,552 BILL Holdings, Inc.* 59,442
10,677 CCC Intelligent Solutions Holdings, Inc.* 64,062
1,937 Circle Internet Group, Inc., Class A* 184,809
1,096 Docusign, Inc.* 51,961
1,122 Dolby Laboratories, Inc., Class A 67,387
2,874 Dropbox, Inc., Class A* 65,297
79 Fair Isaac Corp.* 84,336
10,212 Gen Digital, Inc. 192,292
2,046 nCino, Inc.* 30,649
4,004 Nutanix, Inc., Class A* 152,192
1,298 Pegasystems, Inc. 55,243
2,148 PTC, Inc.* 306,069
2,177 Roper Technologies, Inc. 770,353
874 Rubrik, Inc., Class A* 42,800
1,342 SailPoint, Inc.* 17,768

AZL Russell 1000 Value Index Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Software, continued
16,349 Salesforce, Inc. $ 3,051,868
1,811 SentinelOne, Inc., Class A* 23,326
5,950 Strategy, Inc., Class A* 742,560
1,009 Synopsys, Inc.* 400,048
1,642 Teradata Corp.* 42,085
4,815 Trimble, Inc.* 314,083
145 Tyler Technologies, Inc.* 49,645
8,104 UiPath, Inc., Class A* 89,954
6,194 Unity Software, Inc.* 135,896
5,422 Zoom Communications, Inc.* 435,875
7,520,619
Specialized REITs (1.3%):
8,657 Crown Castle, Inc. 703,901
4,450 CubeSmart 163,092
6,979 Digital Realty Trust, Inc. 1,257,686
1,526 EPR Properties 76,239
1,981 Equinix, Inc. 1,941,855
4,292 Extra Space Storage, Inc. 562,810
5,460 Gaming and Leisure Properties, Inc. 242,260
5,977 Iron Mountain, Inc. 610,491
2,534 Millrose Properties, Inc. 70,952
1,498 National Storage Affiliates Trust 56,534
2,736 Public Storage 741,128
6,274 Rayonier, Inc. 129,370
2,108 SBA Communications Corp., Class A 362,808
21,749 VICI Properties, Inc. 594,183
14,696 Weyerhaeuser Co. 359,023
7,872,332
Specialty Retail (1.8%):
523 AutoNation, Inc.* 102,121
281 AutoZone, Inc.* 949,156
4,481 Bath & Body Works, Inc. 83,660
3,790 Best Buy Co., Inc. 243,318
2,836 CarMax, Inc.* 117,921
1,281 Dick's Sporting Goods, Inc. 254,009
1,085 Five Below, Inc.* 247,901
1,417 Floor & Decor Holdings, Inc., Class A* 71,984
8,677 GameStop Corp., Class A*^ 199,918
4,520 Gap, Inc. (The) 109,384
4,760 Home Depot, Inc. (The) 1,565,516
446 Lithia Motors, Inc., Class A 111,375
11,319 Lowe's Cos., Inc. 2,674,453
1,462 O'Reilly Automotive, Inc.* 134,957
438 Penske Automotive Group, Inc.^ 65,490
302 RH* 42,226
5,112 Ross Stores, Inc. 1,107,413
11,287 TJX Cos., Inc. (The) 1,802,534
693 Ulta Beauty, Inc.* 362,238
1,717 Wayfair, Inc., Class A* 129,136
1,956 Williams-Sonoma, Inc. 356,637
10,731,347
Technology Hardware, Storage & Peripherals (1.0%):
5,504 Dell Technologies, Inc., Class C 903,371
1,032 Everpure, Inc., Class A* 60,929
26,749 Hewlett Packard Enterprise Co. 636,894
18,667 HP, Inc. 358,593
2,489 NetApp, Inc. 254,849
Shares Value
Common Stocks, continued
Technology Hardware, Storage & Peripherals, continued
2,888 Sandisk Corp.* $ 1,834,862
5,851 Super Micro Computer, Inc.* 133,227
6,849 Western Digital Corp. 1,852,586
6,035,311
Textiles, Apparel & Luxury Goods (0.4%):
3,331 Amer Sports, Inc.* 109,656
689 Birkenstock Holding plc* 24,687
486 Columbia Sportswear Co. 26,638
954 Crocs, Inc.* 79,201
813 Lululemon Athletica, Inc.* 124,470
23,200 NIKE, Inc., Class B 1,225,424
1,108 PVH Corp. 77,294
695 Ralph Lauren Corp., Class A 239,073
382 Tapestry, Inc. 53,904
4,348 Under Armour, Inc., Class A* 25,697
4,201 Under Armour, Inc., Class C* 24,324
7,412 VF Corp. 125,930
2,136,298
Tobacco (1.2%):
34,202 Altria Group, Inc. 2,256,990
31,466 Philip Morris International, Inc. 5,202,588
7,459,578
Trading Companies & Distributors (0.6%):
2,164 Air Lease Corp., Class A 140,530
779 Applied Industrial Technologies, Inc. 206,684
1,582 Core & Main, Inc., Class A* 78,151
4,087 Fastenal Co. 189,637
3,589 Ferguson Enterprises, Inc. 837,170
981 MSC Industrial Direct Co., Inc., Class A 90,517
12,511 QXO, Inc.* 242,963
606 SiteOne Landscape Supply, Inc.* 80,665
1,287 United Rentals, Inc. 937,657
123 W.W. Grainger, Inc. 134,170
723 Watsco, Inc. 263,020
991 WESCO International, Inc. 271,157
3,472,321
Water Utilities (0.1%):
3,930 American Water Works Co., Inc. 534,834
5,561 Essential Utilities, Inc. 223,941
758,775
Wireless Telecommunication Services (0.4%):
2,025 Millicom International Cellular SA 151,753
9,732 T-Mobile US, Inc. 2,044,012
2,195,765
Total Common Stocks (Cost $368,299,585) 612,239,918
Affiliated Investment Company (0.1%):
Money Market Funds (0.1%):
397,052 BlackRock Liquidity FedFund, Institutional Class,
3.55%
+
(a)(b) 397,052
Total Affiliated Investment Company (Cost $397,052) 397,052

AZL Russell 1000 Value Index Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Percentages indicated are based on net assets as of March 31, 2026 .
Shares Value
Unaffiliated Investment Company (0.2%):
Money Market Funds (0.2%):
1,062,014 Dreyfus Treasury Securities Cash Management
Fund, Institutional Shares, 3.53%(b) $ 1,062,014
Total Unaffiliated Investment Company (Cost $1,062,014) 1,062,014
Shares Value
Total Investment Securities
(Cost $369,758,651 ) — 100.1% $ 613,698,984
Net other assets (liabilities) — (0.1)% (558,155)
Net Assets — 100.0% $ 613,140,829
ADR—American Depository Receipt
REIT—Real Estate Investment Trust
* Non-income producing security.
^ This security or a partial position of this security was on loan as of March 31, 2026. The total value of securities on loan as of March 31, 2026 was $399,764.
+ Affiliated Securities
† Represents less than 0.05%.
(a) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2026.
(b) The rate represents the effective yield at March 31, 2026.
Futures Contracts
At March 31, 2026, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
E-Mini Russell 1000 Value Index June Futures (U.S. Dollar) 6/18/26 15 $ 1,587,225 $ 10,659
$ 10,659

AZL S&P 500 Index Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks (99.4%):
Aerospace & Defense (2.3%):
3,329 Axon Enterprise, Inc.* $ 1,413,793
33,838 Boeing Co. (The)* 6,734,777
10,975 General Dynamics Corp. 3,766,840
45,207 General Electric Co. 12,828,390
17,402 Howmet Aerospace, Inc. 4,010,465
1,690 Huntington Ingalls Industries, Inc. 642,031
7,979 L3Harris Technologies, Inc. 2,753,952
8,700 Lockheed Martin Corp. 5,258,193
5,732 Northrop Grumman Corp. 3,910,600
58,076 RTX Corp. 11,202,861
7,897 Textron, Inc. 691,461
2,418 TransDigm Group, Inc. 2,802,365
56,015,728
Air Freight & Logistics (0.3%):
5,031 CH Robinson Worldwide, Inc. 835,498
5,597 Expeditors International of Washington, Inc. 801,659
9,234 FedEx Corp. 3,288,966
32,208 United Parcel Service, Inc., Class B 3,168,623
8,094,746
Automobile Components (0.0%
†
):
9,551 Aptiv plc* 663,221
Automobiles (2.1%):
170,558 Ford Motor Co. 1,968,239
38,964 General Motors Co. 2,902,818
121,224 Tesla, Inc.* 45,065,022
49,936,079
Banks (3.5%):
286,008 Bank of America Corp. 13,942,890
75,323 Citigroup, Inc. 8,542,381
17,797 Citizens Financial Group, Inc. 1,067,286
39,710 Fifth Third Bancorp 1,844,927
88,791 Huntington Bancshares, Inc. 1,389,579
116,214 JPMorgan Chase & Co. 34,185,510
39,115 KeyCorp 784,256
6,579 M&T Bank Corp. 1,360,011
16,987 PNC Financial Services Group, Inc. (The) 3,534,825
36,711 Regions Financial Corp. 958,891
54,032 Truist Financial Corp. 2,483,851
66,503 US Bancorp 3,458,821
133,300 Wells Fargo & Co. 10,612,013
84,165,241
Beverages (1.1%):
7,657 Brown-Forman Corp., Class B 202,451
166,765 Coca-Cola Co. (The) 12,682,478
6,164 Constellation Brands, Inc., Class A 924,600
59,654 Keurig Dr Pepper, Inc. 1,570,690
6,830 Molson Coors Beverage Co., Class B 294,100
31,146 Monster Beverage Corp.* 2,256,839
58,746 PepsiCo, Inc. 9,122,666
27,053,824
Biotechnology (1.8%):
76,179 AbbVie, Inc. 16,568,171
23,328 Amgen, Inc. 8,207,957
Shares Value
Common Stocks, continued
Biotechnology, continued
6,156 Biogen, Inc.* $ 1,128,580
53,431 Gilead Sciences, Inc. 7,446,678
7,544 Incyte Corp.* 710,041
14,248 Moderna, Inc.* 723,798
4,388 Regeneron Pharmaceuticals, Inc. 3,390,344
10,972 Vertex Pharmaceuticals, Inc.* 4,899,437
43,075,006
Broadline Retail (3.7%):
421,063 Amazon.com, Inc.* 87,694,791
19,871 eBay, Inc. 1,808,658
89,503,449
Building Products (0.5%):
4,266 A O Smith Corp. 281,300
3,723 Allegion plc 540,915
4,673 Builders FirstSource, Inc.* 384,728
34,374 Carrier Global Corp. 1,935,600
26,593 Johnson Controls International plc 3,482,353
1,356 Lennox International, Inc. 629,360
8,841 Masco Corp. 533,731
9,639 Trane Technologies plc 4,016,957
11,804,944
Capital Markets (3.2%):
3,903 Ameriprise Financial, Inc. 1,734,493
9,208 Ares Management Corp., Class A 1,004,593
29,665 Bank of New York Mellon Corp. (The) 3,519,159
6,251 Blackrock, Inc.
+
6,011,649
31,616 Blackstone, Inc. 3,635,524
4,608 Cboe Global Markets, Inc. 1,295,171
72,076 Charles Schwab Corp. (The) 6,773,702
15,474 CME Group, Inc., Class A 4,570,246
9,614 Coinbase Global, Inc., Class A* 1,678,701
1,733 FactSet Research Systems, Inc. 376,044
12,785 Franklin Resources, Inc. 301,982
12,900 Goldman Sachs Group, Inc. (The) 10,913,271
19,214 Interactive Brokers Group, Inc., Class A 1,288,683
24,496 Intercontinental Exchange, Inc. 3,852,731
20,428 Invesco, Ltd. 496,196
29,761 KKR & Co., Inc. 2,752,892
6,564 Moody's Corp. 2,863,545
51,856 Morgan Stanley 8,533,942
3,153 MSCI, Inc., Class A 1,699,498
18,984 Nasdaq, Inc. 1,611,552
8,192 Northern Trust Corp. 1,143,357
7,431 Raymond James Financial, Inc. 1,075,934
34,440 Robinhood Markets, Inc., Class A* 2,386,692
13,189 S&P Global, Inc. 5,609,809
12,325 State Street Corp. 1,559,852
9,405 T. Rowe Price Group, Inc. 847,767
77,536,985
Chemicals (1.2%):
9,459 Air Products and Chemicals, Inc. 2,747,745
4,920 Albemarle Corp. 883,288
6,688 CF Industries Holdings, Inc. 868,370
29,279 Corteva, Inc. 2,450,945
31,486 Dow, Inc. 1,311,392

AZL S&P 500 Index Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Chemicals, continued
17,333 DuPont de Nemours, Inc. $ 793,851
10,930 Ecolab, Inc. 2,907,599
10,778 International Flavors & Fragrances, Inc. 781,944
20,229 Linde plc 10,028,729
10,963 LyondellBasell Industries NV, Class A 883,179
14,716 Mosaic Co. (The) 375,258
9,918 PPG Industries, Inc. 1,060,036
9,832 Sherwin-Williams Co. (The) 3,151,647
28,243,983
Commercial Services & Supplies (0.4%):
14,766 Cintas Corp. 2,497,521
38,269 Copart, Inc.* 1,270,531
8,564 Republic Services, Inc., Class A 1,875,687
12,340 Rollins, Inc. 659,080
10,433 Veralto Corp. 922,486
16,167 Waste Management, Inc. 3,715,015
10,940,320
Communications Equipment (1.1%):
44,460 Arista Networks, Inc.* 5,458,799
6,154 Ciena Corp.* 2,389,168
170,721 Cisco Systems, Inc. 13,246,242
2,431 F5, Inc.* 703,361
3,078 Lumentum Holdings, Inc.* 2,163,095
7,225 Motorola Solutions, Inc. 3,135,433
27,096,098
Construction & Engineering (0.3%):
1,512 Comfort Systems USA, Inc. 2,085,033
1,912 EMCOR Group, Inc. 1,411,649
6,474 Quanta Services, Inc. 3,554,355
7,051,037
Construction Materials (0.2%):
29,216 CRH plc 3,071,186
2,629 Martin Marietta Materials, Inc. 1,547,640
5,680 Vulcan Materials Co. 1,546,664
6,165,490
Consumer Finance (0.5%):
23,205 American Express Co. 7,019,048
26,944 Capital One Financial Corp. 4,915,394
14,982 Synchrony Financial 1,019,076
12,953,518
Consumer Staples Distribution & Retail (2.1%):
19,124 Costco Wholesale Corp. 19,055,727
9,709 Dollar General Corp. 1,152,749
8,258 Dollar Tree, Inc.* 904,334
25,095 Kroger Co. (The) 1,815,874
20,743 Sysco Corp. 1,479,598
19,668 Target Corp. 2,383,762
188,946 Walmart, Inc. 23,482,209
50,274,253
Containers & Packaging (0.2%):
19,533 Amcor PLC 776,437
3,203 Avery Dennison Corp. 553,094
11,107 Ball Corp. 656,535
Shares Value
Common Stocks, continued
Containers & Packaging, continued
22,207 International Paper Co. $ 792,790
3,810 Packaging Corp. of America 808,558
22,342 Smurfit WestRock plc 890,328
4,477,742
Distributors (0.0%
†
):
6,026 Genuine Parts Co. 637,250
1,522 Pool Corp. 307,946
945,196
Diversified Telecommunication Services (0.9%):
301,745 AT&T, Inc. 8,747,588
154,671 Comcast Corp., Class A 4,440,604
182,045 Verizon Communications, Inc. 9,138,659
22,326,851
Electric Utilities (1.7%):
10,769 Alliant Energy Corp. 772,783
23,348 American Electric Power Co., Inc. 3,060,456
13,497 Constellation Energy Corp. 3,769,037
33,476 Duke Energy Corp. 4,383,347
16,891 Edison International 1,236,083
19,272 Entergy Corp. 2,165,402
9,671 Evergy, Inc. 792,248
16,609 Eversource Energy 1,150,672
43,785 Exelon Corp. 2,146,341
22,200 FirstEnergy Corp. 1,124,652
90,223 NextEra Energy, Inc. 8,379,912
9,201 NRG Energy, Inc. 1,344,634
96,363 PG&E Corp. 1,693,098
5,243 Pinnacle West Capital Corp. 528,232
31,608 PPL Corp. 1,207,426
47,230 Southern Co. (The) 4,558,640
25,413 Xcel Energy, Inc. 2,018,809
40,331,772
Electrical Equipment (1.2%):
9,844 AMETEK, Inc. 2,110,160
16,739 Eaton Corp. plc 5,987,038
24,089 Emerson Electric Co. 3,156,141
11,617 GE Vernova, Inc. 10,140,479
2,593 Generac Holdings, Inc.* 506,491
2,344 Hubbell, Inc., Class B 1,150,294
4,878 Rockwell Automation, Inc. 1,750,617
16,489 Vertiv Holdings Co., Class A 4,131,814
28,933,034
Electronic Equipment, Instruments & Components (0.9%):
53,029 Amphenol Corp., Class A 6,700,214
5,841 CDW Corp. 706,878
8,081 Coherent Corp.* 1,924,975
33,456 Corning, Inc. 4,549,012
4,582 Jabil, Inc. 1,217,117
7,469 Keysight Technologies, Inc.* 2,109,022
12,598 TE Connectivity plc 2,633,234
2,043 Teledyne Technologies, Inc.* 1,236,035
2,109 Zebra Technologies Corp.* 440,950
21,517,437

AZL S&P 500 Index Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Energy Equipment & Services (0.3%):
42,300 Baker Hughes Co., Class A $ 2,582,415
35,789 Halliburton Co. 1,395,413
64,183 SLB, Ltd. 3,298,364
7,276,192
Entertainment (1.4%):
9,791 Electronic Arts, Inc. 1,996,091
6,817 Live Nation Entertainment, Inc.* 1,039,661
181,988 Netflix, Inc.* 17,498,146
7,568 Take-Two Interactive Software, Inc.* 1,494,680
2,744 TKO Group Holdings, Inc., Class A 553,328
76,358 Walt Disney Co. (The) 7,359,384
107,281 Warner Bros Discovery, Inc.* 2,945,936
32,887,226
Financial Services (3.6%):
20,356 Apollo Global Management, Inc. 2,268,066
79,039 Berkshire Hathaway, Inc., Class B* 37,875,489
23,101 Block, Inc.* 1,390,218
3,140 Corpay, Inc.* 913,709
21,823 Fidelity National Information Services, Inc. 1,023,717
22,745 Fiserv, Inc.* 1,269,171
10,157 Global Payments, Inc. 683,566
3,059 Jack Henry & Associates, Inc. 483,444
35,103 Mastercard, Inc., Class A 17,539,565
40,031 PayPal Holdings, Inc. 1,810,602
72,460 Visa, Inc., Class A 21,900,310
87,157,857
Food Products (0.4%):
21,211 Archer-Daniels-Midland Co. 1,541,828
5,861 Bunge Global SA 745,519
8,738 Campbell's Company (The)^ 194,595
19,207 Conagra Brands, Inc. 301,934
23,716 General Mills, Inc. 882,710
6,328 Hershey Co. (The) 1,315,528
11,926 Hormel Foods Corp. 270,124
4,292 JM Smucker Co. (The) 413,920
35,961 Kraft Heinz Co. (The) 808,763
10,785 McCormick & Co., Inc. 543,995
54,773 Mondelez International, Inc., Class A 3,157,116
11,874 Tyson Foods, Inc., Class A 760,767
10,936,799
Gas Utilities (0.1%):
7,149 Atmos Energy Corp. 1,320,563
Ground Transportation (0.9%):
80,739 CSX Corp. 3,314,336
3,323 JB Hunt Transport Services, Inc. 704,144
9,733 Norfolk Southern Corp. 2,793,371
7,988 Old Dominion Freight Line, Inc. 1,560,855
88,711 Uber Technologies, Inc.* 6,380,982
25,495 Union Pacific Corp. 6,185,597
20,939,285
Health Care Equipment & Supplies (1.8%):
75,332 Abbott Laboratories 7,734,337
2,893 Align Technology, Inc.* 495,947
22,383 Baxter International, Inc. 376,034
Shares Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
12,236 Becton Dickinson & Co. $ 1,923,866
63,638 Boston Scientific Corp.* 3,993,285
8,395 Cooper Cos., Inc. (The)* 600,243
16,664 Dexcom, Inc.* 1,046,499
25,064 Edwards Lifesciences Corp.* 2,007,125
19,396 GE HealthCare Technologies, Inc. 1,380,607
9,748 Hologic, Inc.* 736,851
3,460 IDEXX Laboratories, Inc.* 1,944,139
3,167 Insulet Corp.* 664,563
15,319 Intuitive Surgical, Inc.* 7,061,906
55,255 Medtronic plc 4,787,846
6,259 ResMed, Inc. 1,405,020
6,198 Solventum Corp.* 404,730
4,047 STERIS plc 894,913
14,863 Stryker Corp. 4,883,833
8,176 Zimmer Biomet Holdings, Inc. 739,274
43,081,018
Health Care Providers & Services (1.5%):
10,193 Cardinal Health, Inc. 2,153,883
8,326 Cencora, Inc. 2,615,530
20,132 Centene Corp.* 659,122
11,244 Cigna Group (The) 2,999,337
54,774 CVS Health Corp. 3,933,869
1,549 DaVita, Inc.* 238,066
9,434 Elevance Health, Inc. 2,761,803
6,747 HCA Healthcare, Inc. 3,192,950
4,203 Henry Schein, Inc.* 309,761
5,215 Humana, Inc. 904,229
3,536 Labcorp Holdings, Inc. 943,440
5,280 McKesson Corp. 4,569,101
4,832 Quest Diagnostics, Inc. 946,975
38,983 UnitedHealth Group, Inc. 10,548,410
2,348 Universal Health Services, Inc., Class B 420,221
37,196,697
Health Care REITs (0.3%):
7,058 Alexandria Real Estate Equities, Inc. 327,632
31,476 Healthpeak Properties, Inc. 517,151
20,379 Ventas, Inc. 1,666,595
29,733 Welltower, Inc. 5,878,511
8,389,889
Hotel & Resort REITs (0.0%
†
):
26,987 Host Hotels & Resorts, Inc. 517,071
Hotels, Restaurants & Leisure (1.8%):
18,275 Airbnb, Inc., Class A* 2,307,767
1,383 Booking Holdings, Inc. 5,822,873
46,996 Carnival Corp. 1,216,257
55,251 Chipotle Mexican Grill, Inc., Class A* 1,768,585
5,081 Darden Restaurants, Inc. 996,079
1,429 Domino's Pizza, Inc. 512,711
16,275 DoorDash, Inc., Class A* 2,443,691
4,907 Expedia Group, Inc. 1,132,977
9,872 Hilton Worldwide Holdings, Inc. 3,001,878
13,519 Las Vegas Sands Corp. 728,404
9,384 Marriott International, Inc., Class A 3,069,225
30,784 McDonald's Corp. 9,567,359
8,194 MGM Resorts International* 303,260

AZL S&P 500 Index Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
20,362 Norwegian Cruise Line Holdings, Ltd.* $ 380,769
10,779 Royal Caribbean Cruises, Ltd. 2,966,165
48,859 Starbucks Corp. 4,377,278
3,591 Wynn Resorts, Ltd. 364,666
12,036 Yum! Brands, Inc. 1,871,357
42,831,301
Household Durables (0.2%):
11,588 D.R. Horton, Inc. 1,590,105
7,127 Garmin, Ltd. 1,653,535
9,196 Lennar Corp., Class A 798,581
126 NVR, Inc.* 830,319
8,026 PulteGroup, Inc. 943,938
5,816,478
Household Products (0.8%):
10,344 Church & Dwight Co., Inc. 965,302
5,101 Clorox Co. (The) 528,617
34,825 Colgate-Palmolive Co. 2,968,135
14,601 Kimberly-Clark Corp. 1,408,558
100,171 Procter & Gamble Co. (The) 14,468,699
20,339,311
Independent Power and Renewable Electricity Producers
(0.1%):
33,158 AES Corp. (The) 467,196
13,825 Vistra Corp. 2,078,312
2,545,508
Industrial Conglomerates (0.4%):
22,651 3M Co. 3,289,605
27,505 Honeywell International, Inc. 6,216,955
9,506,560
Industrial REITs (0.2%):
40,341 Prologis, Inc. 5,332,273
Insurance (1.7%):
20,316 Aflac, Inc. 2,228,868
11,306 Allstate Corp. (The) 2,344,186
23,423 American International Group, Inc. 1,762,581
9,287 Aon plc, Class A 2,997,658
15,286 Arch Capital Group, Ltd.* 1,467,303
11,017 Arthur J. Gallagher & Co. 2,386,062
2,314 Assurant, Inc. 504,012
12,944 Brown & Brown, Inc. 844,078
15,592 Chubb, Ltd. 5,081,901
6,898 Cincinnati Financial Corp. 1,085,400
1,057 Erie Indemnity Co., Class A 265,635
1,719 Everest Group, Ltd. 561,855
3,303 Globe Life, Inc. 459,678
12,037 Hartford Insurance Group, Inc. (The) 1,627,764
7,426 Loews Corp. 792,651
20,867 Marsh & McLennan Cos., Inc. 3,619,381
23,281 MetLife, Inc. 1,646,432
8,374 Principal Financial Group, Inc. 754,581
25,144 Progressive Corp. (The) 4,984,547
15,066 Prudential Financial, Inc. 1,471,798
9,320 Travelers Cos., Inc. (The) 2,718,458
13,268 W R Berkley Corp. 879,403
Shares Value
Common Stocks, continued
Insurance, continued
4,073 Willis Towers Watson plc $ 1,184,021
41,668,253
Interactive Media & Services (7.6%):
250,945 Alphabet, Inc., Class A 72,161,745
201,449 Alphabet, Inc., Class C 57,787,660
94,232 Meta Platforms, Inc., Class A 53,912,954
183,862,359
IT Services (0.8%):
26,522 Accenture plc, Class A 5,259,047
6,106 Akamai Technologies, Inc.* 701,274
20,941 Cognizant Technology Solutions Corp., Class A 1,284,730
2,320 EPAM Systems, Inc.* 314,128
3,242 Gartner, Inc.* 513,338
5,865 GoDaddy, Inc., Class A* 484,860
40,189 International Business Machines Corp. 9,741,412
3,533 VeriSign, Inc. 877,456
19,176,245
Leisure Products (0.0%
†
):
5,447 Hasbro, Inc. 509,839
Life Sciences Tools & Services (0.8%):
12,451 Agilent Technologies, Inc. 1,419,165
6,911 Bio-Techne Corp. 361,169
2,210 Charles River Laboratories International, Inc.* 381,225
27,274 Danaher Corp. 5,171,150
7,508 IQVIA Holdings, Inc.* 1,280,414
859 Mettler-Toledo International, Inc.* 1,083,371
4,919 Revvity, Inc. 430,954
16,194 Thermo Fisher Scientific, Inc. 7,959,837
4,143 Waters Corp.* 1,233,785
3,076 West Pharmaceutical Services, Inc. 770,969
20,092,039
Machinery (1.8%):
20,055 Caterpillar, Inc. 14,208,165
6,008 Cummins, Inc. 3,232,424
10,891 Deere & Co. 6,134,900
5,714 Dover Corp. 1,191,083
14,145 Fortive Corp. 781,936
3,260 IDEX Corp. 617,933
11,158 Illinois Tool Works, Inc. 2,904,316
15,334 Ingersoll Rand, Inc. 1,228,560
2,298 Nordson Corp. 611,406
16,301 Otis Worldwide Corp. 1,256,481
22,694 PACCAR, Inc. 2,621,157
5,425 Parker-Hannifin Corp. 4,856,677
6,898 Pentair plc 600,885
2,251 Snap-on, Inc. 817,608
6,998 Stanley Black & Decker, Inc. 497,278
7,455 Westinghouse Air Brake Technologies Corp. 1,863,079
10,327 Xylem, Inc. 1,234,077
44,657,965
Media (0.2%):
3,848 Charter Communications, Inc., Class A* 830,706
5,802 EchoStar Corp., Class A* 679,240
9,163 Fox Corp., Class A 535,119

AZL S&P 500 Index Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Media, continued
6,587 Fox Corp., Class B $ 349,770
15,162 News Corp., Class A 377,989
4,576 News Corp., Class B 130,462
13,506 Omnicom Group, Inc. 1,017,137
10,929 Paramount Skydance Corp., Class B 98,580
20,202 Trade Desk, Inc. (The), Class A* 458,383
4,477,386
Metals & Mining (0.5%):
62,152 Freeport-McMoRan, Inc. 3,653,294
47,339 Newmont Corp. 5,124,447
9,969 Nucor Corp. 1,685,758
5,820 Steel Dynamics, Inc. 1,047,600
11,511,099
Multi-Utilities (0.7%):
11,827 Ameren Corp. 1,300,024
27,760 CenterPoint Energy, Inc. 1,198,122
13,397 CMS Energy Corp. 1,039,339
15,360 Consolidated Edison, Inc. 1,738,445
36,376 Dominion Energy, Inc. 2,248,764
9,084 DTE Energy Co. 1,328,262
20,979 NiSource, Inc. 978,880
21,718 Public Service Enterprise Group, Inc. 1,758,072
28,503 Sempra 2,769,637
14,063 WEC Energy Group, Inc. 1,628,074
15,987,619
Office REITs (0.0%
†
):
6,150 BXP, Inc. 319,185
Oil, Gas & Consumable Fuels (3.7%):
14,106 APA Corp. 598,659
80,797 Chevron Corp. 16,716,899
52,808 ConocoPhillips 6,970,656
33,610 Coterra Energy, Inc. 1,181,056
27,364 Devon Energy Corp. 1,376,957
7,900 Diamondback Energy, Inc. 1,562,541
23,325 EOG Resources, Inc. 3,372,095
26,505 EQT Corp. 1,686,778
10,553 Expand Energy Corp. 1,158,508
180,127 Exxon Mobil Corp. 30,560,347
85,274 Kinder Morgan, Inc. 2,859,237
12,715 Marathon Petroleum Corp. 3,104,749
30,626 Occidental Petroleum Corp. 1,990,690
26,983 ONEOK, Inc. 2,438,993
17,215 Phillips 66 3,136,229
9,193 Targa Resources Corp. 2,304,961
2,462 Texas Pacific Land Corp. 1,168,367
13,042 Valero Energy Corp. 3,222,417
52,753 Williams Cos., Inc. (The) 3,839,363
89,249,502
Passenger Airlines (0.2%):
27,901 Delta Air Lines, Inc. 1,854,858
21,766 Southwest Airlines Co. 817,749
13,529 United Airlines Holdings, Inc.* 1,245,615
3,918,222
Shares Value
Common Stocks, continued
Personal Care Products (0.1%):
10,640 Estee Lauder Cos., Inc. (The), Class A $ 763,633
80,997 Kenvue, Inc. 1,396,388
2,160,021
Pharmaceuticals (3.5%):
88,397 Bristol-Myers Squibb Co. 5,361,278
34,156 Eli Lilly & Co. 31,415,664
103,874 Johnson & Johnson 25,390,961
106,884 Merck & Co., Inc. 12,857,076
245,619 Pfizer, Inc. 6,896,982
50,504 Viatris, Inc. 682,309
18,195 Zoetis, Inc. 2,150,831
84,755,101
Professional Services (0.4%):
17,481 Automatic Data Processing, Inc. 3,551,790
5,198 Broadridge Financial Solutions, Inc. 844,571
5,136 Equifax, Inc. 924,840
5,340 Jacobs Solutions, Inc. 679,675
5,543 Leidos Holdings, Inc. 862,047
13,529 Paychex, Inc. 1,246,291
5,864 Verisk Analytics, Inc., Class A 1,112,694
9,221,908
Real Estate Management & Development (0.1%):
12,292 CBRE Group, Inc., Class A* 1,665,074
18,494 CoStar Group, Inc.* 746,048
2,411,122
Residential REITs (0.2%):
6,126 AvalonBay Communities, Inc. 1,000,682
4,832 Camden Property Trust 471,893
14,230 Equity Residential 841,705
2,705 Essex Property Trust, Inc. 654,610
25,201 Invitation Homes, Inc. 626,245
5,072 Mid-America Apartment Communities, Inc. 619,393
12,335 UDR, Inc. 416,676
4,631,204
Retail REITs (0.3%):
3,058 Federal Realty Investment Trust 324,790
28,323 Kimco Realty Corp. 636,418
39,442 Realty Income Corp. 2,413,062
7,392 Regency Centers Corp. 559,279
13,874 Simon Property Group, Inc. 2,587,917
6,521,466
Semiconductors & Semiconductor Equipment (14.4%):
70,152 Advanced Micro Devices, Inc.* 14,271,021
21,008 Analog Devices, Inc. 6,683,485
34,212 Applied Materials, Inc. 11,693,320
204,354 Broadcom, Inc. 63,249,607
4,736 First Solar, Inc.* 934,223
202,381 Intel Corp.* 8,931,074
5,650 KLA Corp. 8,319,117
53,826 Lam Research Corp. 11,500,463
22,960 Microchip Technology, Inc. 1,483,446
48,460 Micron Technology, Inc. 16,371,726
2,115 Monolithic Power Systems, Inc. 2,312,435
1,047,401 NVIDIA Corp. 182,666,734

AZL S&P 500 Index Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
10,640 NXP Semiconductors NV $ 2,094,590
17,289 ON Semiconductor Corp.* 1,070,535
8,798 Qnity Electronics, Inc. 1,015,113
45,956 QUALCOMM, Inc. 5,918,214
6,640 Skyworks Solutions, Inc. 355,572
6,864 Teradyne, Inc. 2,034,901
39,220 Texas Instruments, Inc. 7,614,171
348,519,747
Software (8.2%):
17,694 Adobe, Inc.* 4,301,058
11,643 AppLovin Corp., Class A* 4,633,914
9,153 Autodesk, Inc.* 2,191,228
11,670 Cadence Design Systems, Inc.* 3,242,743
10,876 Crowdstrike Holdings, Inc., Class A* 4,246,099
14,145 Datadog, Inc., Class A* 1,669,817
1,006 Fair Isaac Corp.* 1,073,945
27,174 Fortinet, Inc.* 2,220,659
23,328 Gen Digital, Inc. 439,266
12,075 Intuit, Inc. 5,220,989
320,066 Microsoft Corp. 118,478,831
72,866 Oracle Corp., ADR 10,719,317
98,462 Palantir Technologies, Inc., Class A* 14,403,022
34,700 Palo Alto Networks, Inc.* 5,563,104
5,155 PTC, Inc.* 734,536
4,523 Roper Technologies, Inc. 1,600,509
40,387 Salesforce, Inc. 7,539,041
44,642 ServiceNow, Inc.* 4,667,321
8,023 Synopsys, Inc.* 3,180,959
10,451 Trimble, Inc.* 681,719
1,848 Tyler Technologies, Inc.* 632,718
9,230 Workday, Inc., Class A* 1,199,162
198,639,957
Specialized REITs (0.8%):
20,100 American Tower Corp. 3,468,858
18,718 Crown Castle, Inc. 1,521,961
13,888 Digital Realty Trust, Inc. 2,502,756
4,208 Equinix, Inc. 4,124,850
9,042 Extra Space Storage, Inc. 1,185,677
12,736 Iron Mountain, Inc. 1,300,855
6,909 Public Storage 1,871,510
4,807 SBA Communications Corp., Class A 827,333
44,906 VICI Properties, Inc. 1,226,832
30,344 Weyerhaeuser Co. 741,304
18,771,936
Specialty Retail (1.7%):
723 AutoZone, Inc.* 2,442,135
8,648 Best Buy Co., Inc. 555,202
6,109 Carvana Co., Class A* 1,920,547
42,905 Home Depot, Inc. (The) 14,111,025
24,265 Lowe's Cos., Inc. 5,733,334
35,887 O'Reilly Automotive, Inc.* 3,312,729
13,996 Ross Stores, Inc. 3,031,954
47,739 TJX Cos., Inc. (The) 7,623,918
22,437 Tractor Supply Co. 1,016,396
1,928 Ulta Beauty, Inc.* 1,007,785
Shares Value
Common Stocks, continued
Specialty Retail, continued
5,278 Williams-Sonoma, Inc. $ 962,338
41,717,363
Technology Hardware, Storage & Peripherals (7.3%):
632,800 Apple, Inc. 160,598,312
12,840 Dell Technologies, Inc., Class C 2,107,429
58,372 Hewlett Packard Enterprise Co. 1,389,837
38,507 HP, Inc. 739,720
8,680 NetApp, Inc. 888,745
6,331 Sandisk Corp.* 4,022,338
9,499 Seagate Technology Holdings plc 3,721,328
20,619 Super Micro Computer, Inc.* 469,495
14,747 Western Digital Corp. 3,988,916
177,926,120
Textiles, Apparel & Luxury Goods (0.2%):
6,081 Deckers Outdoor Corp.* 608,647
4,485 Lululemon Athletica, Inc.* 686,654
51,849 NIKE, Inc., Class B 2,738,664
1,559 Ralph Lauren Corp., Class A 536,280
8,868 Tapestry, Inc. 1,251,364
5,821,609
Tobacco (0.7%):
72,429 Altria Group, Inc. 4,779,590
67,012 Philip Morris International, Inc. 11,079,764
15,859,354
Trading Companies & Distributors (0.3%):
50,036 Fastenal Co. 2,321,670
2,730 United Rentals, Inc. 1,988,969
1,874 W.W. Grainger, Inc. 2,044,178
6,354,817
Water Utilities (0.0%
†
):
8,508 American Water Works Co., Inc. 1,157,854
Wireless Telecommunication Services (0.2%):
20,422 T-Mobile US, Inc. 4,289,233
Total Common Stocks (Cost $520,928,689) 2,409,368,507
Affiliated Investment Company (0.0%
†
):
Money Market Funds (0.0%
†
):
194,808 BlackRock Liquidity FedFund, Institutional Class,
3.55%
+
(a)(b) 194,808
Total Affiliated Investment Company (Cost $194,808) 194,808
Unaffiliated Investment Company (0.5%):
Money Market Funds (0.5%):
12,018,702 Dreyfus Treasury Securities Cash Management
Fund, Institutional Shares, 3.53%(b) 12,018,702
Total Unaffiliated Investment Company (Cost $12,018,702) 12,018,702
Total Investment Securities
(Cost $533,142,199 ) — 99.9% 2,421,582,017
Net other assets (liabilities) — 0.1% 1,511,168
Net Assets — 100.0% $ 2,423,093,185

AZL S&P 500 Index Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Percentages indicated are based on net assets as of March 31, 2026 .
ADR—American Depository Receipt
REIT—Real Estate Investment Trust
* Non-income producing security.
^ This security or a partial position of this security was on loan as of March 31, 2026. The total value of securities on loan as of March 31, 2026 was $190,698.
+ Affiliated Securities
† Represents less than 0.05%.
(a) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2026.
(b) The rate represents the effective yield at March 31, 2026.
Futures Contracts
At March 31, 2026, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
S&P 500 Index E-Mini June Futures (U.S. Dollar) 6/18/26 42 $ 13,798,575 $ (129,976)
$ (129,976)

AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks (100.0%):
Aerospace & Defense (0.9%):
10,875 AAR Corp.* $ 1,190,378
14,806 Mercury Systems, Inc.* 1,079,506
1,539 National Presto Industries, Inc. 210,935
7,708 VSE Corp.^ 1,421,355
3,902,174
Air Freight & Logistics (0.2%):
6,160 Forward Air Corp.* 102,934
16,483 Hub Group, Inc., Class A 594,047
696,981
Automobile Components (1.5%):
21,704 Adient plc* 438,638
31,130 Dana, Inc. 1,047,525
66,192 Dauch Corporation* 392,519
7,681 Dorman Products, Inc.* 801,589
11,688 Fox Factory Holding Corp.* 192,384
8,275 Gentherm, Inc.* 229,880
6,705 LCI Industries 824,581
9,402 Patrick Industries, Inc. 1,044,280
10,476 Phinia, Inc. 716,977
5,997 Standard Motor Products, Inc. 208,336
6,971 XPEL, Inc.* 308,536
6,205,245
Automobiles (0.1%):
7,707 Winnebago Industries, Inc. 238,840
Banks (8.6%):
17,719 Ameris Bancorp 1,381,905
39,569 Atlantic Union Bankshares Corp. 1,414,196
15,741 Axos Financial, Inc.* 1,339,402
36,800 Banc of California, Inc. 646,944
5,900 BancFirst Corp. 640,150
11,701 Bancorp, Inc. (The)* 628,695
10,621 Bank of Hawaii Corp. 788,609
21,106 BankUnited, Inc. 953,147
9,605 Banner Corp. 582,831
22,906 Beacon Financial Corp. 687,180
35,560 Capitol Federal Financial, Inc. 253,543
18,561 Cathay General Bancorp 925,452
7,782 Central Pacific Financial Corp. 248,713
4,061 City Holding Co. 485,371
14,168 Community Financial System, Inc. 830,953
8,534 Customers Bancorp, Inc.* 592,345
36,507 CVB Financial Corp. 707,871
11,555 Dime Community Bancshares, Inc. 390,790
7,615 Eagle Bancorp, Inc. 189,385
10,796 FB Financial Corp. 560,744
43,245 First BanCorp 923,713
11,461 First Bancorp/Southern Pines NC 645,827
30,828 First Commonwealth Financial Corp. 541,956
28,694 First Financial Bancorp 799,989
34,323 First Hawaiian, Inc. 845,719
24,702 First Interstate BancSystem, Inc., Class A 825,047
50,327 Fulton Financial Corp. 1,023,651
8,406 Hanmi Financial Corp. 221,582
9,895 Heritage Financial Corp. 257,270
11,256 Hilltop Holdings, Inc. 403,190
Shares Value
Common Stocks, continued
Banks, continued
39,207 Hope Bancorp, Inc. $ 437,942
13,492 Independent Bank Corp. 1,014,733
6,972 Lakeland Financial Corp. 400,053
9,921 National Bank Holdings Corp., Class A 388,506
14,723 NBT Bancorp, Inc. 626,905
42,622 Northwest Bancshares, Inc. 540,873
12,100 OFG Bancorp 489,566
4,104 Park National Corp. 670,799
6,326 Pathward Financial, Inc. 564,469
3,282 Preferred Bank 297,645
36,739 Provident Financial Services, Inc. 777,397
25,875 Renasant Corp. 934,864
10,553 S&T Bancorp, Inc. 441,432
25,701 Seacoast Banking Corp. of Florida 778,483
14,125 ServisFirst Bancshares, Inc. 1,028,724
40,162 Simmons First National Corp., Class A 781,151
8,437 Southside Bancshares, Inc. 262,306
12,313 Stellar Bancorp, Inc. 450,779
3,790 Tompkins Financial Corp. 298,804
6,210 Triumph Financial, Inc.* 370,489
5,295 TrustCo Bank Corp. 231,815
16,726 Trustmark Corp. 704,834
33,094 United Community Banks, Inc. 1,042,130
21,953 WaFd, Inc. 689,324
7,022 Westamerica BanCorp 366,197
14,708 WSFS Financial Corp. 962,786
36,289,176
Beverages (0.2%):
5,883 National Beverage Corp.* 197,963
12,136 Vita Coco Co., Inc. (The)* 581,436
779,399
Biotechnology (3.3%):
35,092 ACADIA Pharmaceuticals, Inc.* 781,148
66,108 ADMA Biologics, Inc.* 595,633
45,593 Alkermes plc, ADR* 1,612,168
28,161 Apellis Pharmaceuticals, Inc.* 1,132,917
23,509 Arcus Biosciences, Inc.* 507,794
31,336 Catalyst Pharmaceuticals, Inc.* 775,879
7,216 Krystal Biotech, Inc.* 1,864,037
16,300 Protagonist Therapeutics, Inc.* 1,718,020
22,296 PTC Therapeutics, Inc.* 1,519,027
28,871 Sarepta Therapeutics, Inc.* 628,233
37,538 TG Therapeutics, Inc.* 1,247,012
21,761 Veracyte, Inc.* 700,922
13,846 Vericel Corp.* 445,426
31,283 Vir Biotechnology, Inc.* 280,296
19,960 Xencor, Inc.* 240,718
14,049,230
Broadline Retail (0.4%):
27,271 Etsy, Inc.* 1,363,004
31,283 Kohl's Corp. 403,551
1,766,555
Building Products (2.4%):
4,085 American Woodmark Corp.* 162,706
5,946 Apogee Enterprises, Inc. 199,429

AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Building Products, continued
11,924 Armstrong World Industries, Inc. $ 1,965,075
8,151 AZZ, Inc. 1,019,935
4,634 CSW Industrials, Inc. 1,207,528
8,050 Gibraltar Industries, Inc.* 320,953
10,565 Griffon Corp. 767,864
56,456 Hayward Holdings, Inc.* 755,381
5,206 Insteel Industries, Inc. 174,974
35,952 Masterbrand, Inc.* 298,761
12,555 Quanex Building Products Corp. 225,613
38,112 Resideo Technologies, Inc.* 1,284,755
41,739 Zurn Elkay Water Solutions Corp. 1,871,577
10,254,551
Capital Markets (3.1%):
7,312 Acadian Asset Management, Inc. 397,919
19,138 Artisan Partners Asset Management, Inc., Class A 696,432
101,326 BGC Group, Inc., Class A 990,968
7,499 Cohen & Steers, Inc. 469,063
7,500 Donnelley Financial Solutions, Inc.* 353,550
10,313 MarketAxess Holdings, Inc. 1,701,439
20,350 Moelis & Co., Class A 1,159,950
18,584 Piper Sandler Cos. 1,422,605
6,881 PJT Partners, Inc., Class A 961,413
20,299 StepStone Group, Inc., Class A 968,668
19,604 StoneX Group, Inc.* 1,581,022
13,207 Victory Capital Holdings, Inc., Class A 864,795
22,340 Virtu Financial, Inc., Class A 982,513
1,917 Virtus Investment Partners, Inc. 257,549
32,052 WisdomTree, Inc. 466,677
13,274,563
Chemicals (3.6%):
9,045 Balchem Corp. 1,532,947
30,278 Celanese Corp., Class A 1,991,384
41,494 Chemours Co. (The) 914,113
31,751 Eastman Chemical Co. 2,423,236
63,119 Element Solutions, Inc. 2,154,883
34,671 FMC Corp. 597,035
5,797 Hawkins, Inc. 890,419
14,691 HB Fuller Co. 906,141
9,862 Ingevity Corp.* 702,470
6,606 Innospec, Inc. 482,370
5,455 Koppers Holdings, Inc. 210,999
8,578 Minerals Technologies, Inc. 608,352
3,788 Quaker Chemical Corp. 470,583
11,748 Sensient Technologies Corp. 1,015,497
5,988 Stepan Co. 299,280
15,199,709
Commercial Services & Supplies (2.2%):
16,561 ABM Industries, Inc. 637,930
12,129 Brady Corp., Class A 985,360
17,322 Casella Waste Systems, Inc., Class A* 1,374,327
28,112 CoreCivic, Inc.* 531,598
12,724 Deluxe Corp. 350,419
22,441 Enviri Corp.* 440,292
38,033 GEO Group, Inc. (The)* 639,335
19,552 Healthcare Services Group, Inc.* 362,690
18,964 HNI Corp. 633,208
16,005 Interface, Inc., Class A 398,845
Shares Value
Common Stocks, continued
Commercial Services & Supplies, continued
6,653 Liquidity Services, Inc.* $ 203,382
19,331 MillerKnoll, Inc. 279,526
29,141 OPENLANE, Inc.* 849,460
40,027 Pitney Bowes, Inc. 442,298
4,023 UniFirst Corp. 1,012,147
31,670 Vestis Corp.* 248,926
9,389,743
Communications Equipment (1.6%):
16,783 Calix, Inc.* 822,199
10,346 Digi International, Inc.* 498,677
36,828 Extreme Networks, Inc.* 555,366
31,890 Harmonic, Inc.* 286,372
19,677 NetScout Systems, Inc.* 625,532
37,631 Viasat, Inc.* 1,723,500
63,699 Viavi Solutions, Inc.* 2,119,903
6,631,549
Construction & Engineering (2.6%):
13,719 Arcosa, Inc. 1,456,135
3,754 Argan, Inc. 2,044,616
14,119 Everus Construction Group, Inc.* 1,666,889
12,129 Granite Construction, Inc. 1,454,025
4,353 MYR Group, Inc.* 1,228,939
15,006 Primoris Services Corp. 2,146,458
50,423 WillScot Holdings Corp. 875,343
10,872,405
Consumer Finance (0.8%):
12,374 Bread Financial Holdings, Inc. 926,689
6,178 Encore Capital Group, Inc.* 433,201
6,863 Enova International, Inc.* 932,201
16,439 EZCORP, Inc., Class A* 417,222
20,486 Navient Corp. 167,576
10,798 PRA Group, Inc.* 188,965
11,412 PROG Holdings, Inc. 327,410
841 World Acceptance Corp.* 113,569
3,506,833
Consumer Staples Distribution & Retail (0.8%):
9,300 Andersons, Inc. (The) 667,554
9,809 Chefs' Warehouse, Inc. (The)* 583,145
27,138 Grocery Outlet Holding Corp.* 191,323
7,068 PriceSmart, Inc. 1,063,734
16,769 United Natural Foods, Inc.* 755,611
3,261,367
Containers & Packaging (0.5%):
42,157 O-I Glass, Inc.* 443,070
41,199 Sealed Air Corp. 1,732,418
2,175,488
Distributors (0.5%):
71,305 LKQ Corp. 2,094,228
Diversified Consumer Services (1.8%):
144,863 ADT, Inc. 951,750
9,653 Covista, Inc.* 1,112,508
19,992 Frontdoor, Inc.* 1,056,777
34,881 Laureate Education, Inc., Class A* 1,215,254

AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Diversified Consumer Services, continued
8,904 Matthews International Corp., Class A $ 229,901
28,335 Mister Car Wash, Inc.* 197,495
28,720 OneSpaWorld Holdings, Ltd. 659,124
16,995 Perdoceo Education Corp. 632,384
6,666 Strategic Education, Inc. 553,012
11,670 Stride, Inc.* 1,028,944
7,637,149
Diversified REITs (0.6%):
13,026 American Assets Trust, Inc. 239,809
56,560 Essential Properties Realty Trust, Inc. 1,717,161
57,730 Global Net Lease, Inc. 540,353
2,497,323
Diversified Telecommunication Services (0.8%):
13,057 Cogent Communications Holdings, Inc. 245,994
28,874 Iridium Communications, Inc. 800,965
262,310 Lumen Technologies, Inc.* 1,823,054
12,499 Shenandoah Telecommunications Co. 192,735
50,218 Uniti Group, Inc.* 471,045
3,533,793
Electric Utilities (0.6%):
47,832 Hawaiian Electric Industries, Inc.* 709,827
10,253 MGE Energy, Inc. 792,454
11,595 Otter Tail Corp. 1,017,693
2,519,974
Electrical Equipment (0.5%):
2,635 Powell Industries, Inc. 1,425,746
64,356 Sunrun, Inc.* 872,667
2,298,413
Electronic Equipment, Instruments & Components (3.4%):
29,291 Arlo Technologies, Inc.* 416,811
8,021 Badger Meter, Inc. 1,221,999
9,631 Benchmark Electronics, Inc. 539,914
7,724 CTS Corp. 368,898
7,451 ePlus, Inc. 560,688
8,709 Insight Enterprises, Inc.* 583,590
12,557 Itron, Inc.* 1,125,484
23,498 Knowles Corp.* 603,429
67,773 Mirion Technologies, Inc., Class A* 1,259,900
9,604 Napco Security Technologies, Inc. 378,301
4,299 OSI Systems, Inc.* 1,141,427
3,346 PC Connection, Inc. 195,607
7,564 Plexus Corp.* 1,532,013
31,274 Ralliant Corp. 1,300,686
4,540 Rogers Corp.* 487,278
15,142 Sanmina Corp.* 1,963,009
5,696 ScanSource, Inc.* 206,765
34,183 Vishay Intertechnology, Inc. 615,294
14,501,093
Energy Equipment & Services (3.0%):
48,659 Archrock, Inc. 1,693,333
21,270 Atlas Energy Solutions, Inc. 279,062
6,955 Bristow Group, Inc. 326,120
18,664 Cactus, Inc., Class A 884,114
13,125 Core Laboratories, Inc. 220,369
Shares Value
Common Stocks, continued
Energy Equipment & Services, continued
38,640 Helix Energy Solutions Group, Inc.* $ 382,150
27,482 Helmerich & Payne, Inc. 990,176
10,775 Innovex International, Inc.* 262,802
22,947 Kodiak Gas Services, Inc. 1,338,269
44,757 Liberty Energy, Inc., Class A 1,289,002
35,146 Noble Corp PLC 1,724,614
27,014 Oceaneering International, Inc.* 958,187
96,266 Patterson-UTI Energy, Inc. 1,042,561
27,191 RPC, Inc. 192,512
12,797 Tidewater, Inc.* 1,069,189
12,652,460
Entertainment (0.8%):
28,587 Cinemark Holdings, Inc. 815,301
5,033 Madison Square Garden Sports Corp.* 1,617,606
7,115 Sphere Entertainment Co.* 835,301
3,268,208
Financial Services (2.0%):
9,751 Enact Holdings, Inc. 397,938
18,294 EVERTEC, Inc. 516,257
35,436 HA Sustainable Infrastructure Capital, Inc. 1,302,273
13,161 Jackson Financial, Inc., Class A 1,391,381
8,140 Merchants Bancorp 349,287
20,563 NCR Atleos Corp.* 896,136
21,787 NMI Holdings, Inc.* 817,230
83,759 Payoneer Global, Inc.* 404,556
37,397 Radian Group, Inc. 1,237,093
4,779 Sezzle, Inc.* 302,463
9,430 Walker & Dunlop, Inc. 418,503
61,049 Western Union Co. (The) 532,958
8,566,075
Food Products (1.2%):
12,752 Cal-Maine Foods, Inc. 1,009,321
9,192 Fresh Del Monte Produce, Inc. 370,070
13,402 Freshpet, Inc.* 790,182
4,132 J & J Snack Foods Corp. 327,543
2,575 John B Sanfilippo & Son, Inc. 204,275
37,922 Lamb Weston Holdings, Inc. 1,602,584
23,581 Simply Good Foods Co. (The)* 338,387
5,592 Tootsie Roll Industries, Inc. 238,885
10,143 Vital Farms, Inc.* 143,219
5,024,466
Gas Utilities (0.6%):
6,482 Chesapeake Utilities Corp. 819,130
57,033 MDU Resources Group, Inc. 1,181,724
11,365 Northwest Natural Holding Co. 604,845
2,605,699
Ground Transportation (1.0%):
6,323 ArcBest Corp. 621,930
13,085 Heartland Express, Inc. 136,084
35,493 Hertz Global Holdings, Inc.*^ 163,623
108,881 Lyft, Inc., Class A* 1,448,117
15,642 Marten Transport, Ltd. 205,379
45,388 RXO, Inc.* 663,573
13,503 Schneider National, Inc., Class B 355,939

AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Ground Transportation, continued
15,928 Werner Enterprises, Inc. $ 468,443
4,063,088
Health Care Equipment & Supplies (2.8%):
11,531 Artivion, Inc.* 422,265
12,824 Avanos Medical, Inc.* 179,664
8,537 CONMED Corp. 301,868
16,881 Embecta Corp. 149,228
15,756 Enovis Corp.* 358,449
15,945 Glaukos Corp.* 1,716,639
6,840 ICU Medical, Inc.* 883,386
7,161 Inspire Medical Systems, Inc.* 369,364
9,615 Integer Holdings Corp.* 846,120
19,312 Integra LifeSciences Holdings Corp.* 181,919
5,781 LeMaitre Vascular, Inc. 631,112
16,178 Merit Medical Systems, Inc.* 1,115,150
60,548 Neogen Corp.* 562,491
12,382 Omnicell, Inc.* 413,311
18,742 QuidelOrtho Corp.* 307,931
13,742 STAAR Surgical Co.* 256,976
18,761 Tandem Diabetes Care, Inc.* 359,648
12,218 Teleflex, Inc. 1,461,395
9,532 TransMedics Group, Inc.* 947,576
2,171 UFP Technologies, Inc.* 420,306
11,884,798
Health Care Providers & Services (2.6%):
25,407 Acadia Healthcare Co., Inc.* 594,270
30,425 AdaptHealth Corp., Class A* 362,057
4,995 Addus HomeCare Corp.* 467,782
10,598 AMN Healthcare Services, Inc.* 194,367
11,947 Astrana Health, Inc.* 292,940
36,970 Brightspring Health Services, Inc.* 1,575,292
32,590 Concentra Group Holdings Parent, Inc. 699,055
8,560 CorVel Corp.* 467,804
14,152 Molina Healthcare, Inc.* 1,886,462
3,597 National HealthCare Corp. 574,441
36,456 NeoGenomics, Inc.* 270,504
23,385 Pediatrix Medical Group, Inc.* 500,205
31,524 Privia Health Group, Inc.* 648,449
22,240 Progyny, Inc.* 377,635
19,318 RadNet, Inc.* 1,079,683
30,354 Select Medical Holdings Corp. 494,467
4,247 US Physical Therapy, Inc. 318,355
10,803,768
Health Care REITs (0.3%):
12,404 LTC Properties, Inc. 460,933
140,588 Medical Properties Trust, Inc.^ 650,922
3,757 Universal Health Realty Income Trust 152,046
1,263,901
Health Care Technology (0.3%):
33,885 Certara, Inc.* 193,145
6,806 HealthStream, Inc. 140,952
15,809 Schrodinger, Inc.* 179,590
32,118 Waystar Holding Corp.* 774,365
1,288,052
Shares Value
Common Stocks, continued
Hotel & Resort REITs (1.0%):
65,246 Apple Hospitality REIT, Inc. $ 750,981
59,270 DiamondRock Hospitality Co. 555,360
31,937 Pebblebrook Hotel Trust 403,364
17,568 Ryman Hospitality Properties, Inc. 1,620,999
55,282 Sunstone Hotel Investors, Inc. 498,091
27,009 Xenia Hotels & Resorts, Inc. 400,544
4,229,339
Hotels, Restaurants & Leisure (2.4%):
5,871 BJ's Restaurants, Inc.* 206,072
12,082 Brinker International, Inc.* 1,724,947
56,470 Caesars Entertainment, Inc.* 1,492,502
12,535 Cheesecake Factory, Inc. (The) 686,291
6,179 Cracker Barrel Old Country Store, Inc.^ 173,692
5,668 Golden Entertainment, Inc. 151,279
40,053 Life Time Group Holdings, Inc.* 1,079,028
7,684 Marriott Vacations Worldwide Corp. 500,382
3,372 Monarch Casino & Resort, Inc. 322,363
9,111 Papa John's International, Inc. 295,288
35,092 Penn Entertainment, Inc.* 527,433
5,731 Pursuit Attractions and Hospitality, Inc.* 209,927
13,545 Red Rock Resorts, Inc., Class A 722,761
112,978 Sabre Corp.* 163,818
11,091 Shake Shack, Inc., Class A* 981,221
28,291 Six Flags Entertainment Corp.* 502,165
7,546 United Parks & Resorts, Inc.* 246,452
46,051 Wendy's Co. (The)^ 320,054
10,305,675
Household Durables (2.7%):
2,136 Cavco Industries, Inc.* 1,034,443
6,822 Century Communities, Inc. 391,446
15,214 Champion Homes, Inc.* 1,131,465
8,122 Dream Finders Homes, Inc., Class A* 113,058
6,329 Ethan Allen Interiors, Inc. 140,884
8,209 Green Brick Partners, Inc.* 529,070
6,277 Installed Building Products, Inc. 1,664,347
11,062 La-Z-Boy, Inc., Class Z 355,533
38,012 Leggett & Platt, Inc. 375,559
5,535 LGI Homes, Inc.* 218,799
7,335 M/I Homes, Inc.* 898,171
18,145 Meritage Homes Corp. 1,122,087
14,450 Mohawk Industries, Inc.* 1,422,747
118,580 Newell Brands, Inc. 406,729
33,288 Sonos, Inc.* 446,059
24,039 Tri Pointe Homes, Inc.* 1,123,342
11,373,739
Household Products (0.4%):
3,246 Central Garden & Pet Co.* 119,355
12,969 Central Garden & Pet Co., Class A* 420,455
16,845 Energizer Holdings, Inc. 276,595
15,266 Reynolds Consumer Products, Inc. 323,334
3,702 WD-40 Co. 754,986
1,894,725
Independent Power and Renewable Electricity Producers
(0.3%):
11,405 Clearway Energy, Inc., Class A 446,734

AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Independent Power and Renewable Electricity Producers,
continued
22,256 Clearway Energy, Inc., Class C $ 874,438
1,321,172
Industrial REITs (0.7%):
7,760 Innovative Industrial Properties, Inc., Class A 389,242
16,099 LXP Industrial Trust 744,740
28,786 Terreno Realty Corp. 1,768,036
2,902,018
Insurance (2.3%):
6,266 AMERISAFE, Inc. 208,846
12,291 Assured Guaranty, Ltd. 1,001,471
5,776 Employers Holdings, Inc. 237,625
119,584 Genworth Financial, Inc., Class A* 971,022
6,962 Goosehead Insurance, Inc., Class A* 296,999
3,108 HCI Group, Inc. 480,528
12,151 Horace Mann Educators Corp. 518,605
14,594 Kemper Corp. 445,992
49,000 Lincoln National Corp. 1,739,500
7,680 Mercury General Corp. 676,992
7,461 Palomar Holdings, Inc.* 891,589
14,421 ProAssurance Corp.* 356,487
4,740 Safety Insurance Group, Inc. 344,313
25,933 SiriusPoint, Ltd.* 558,597
8,136 Stewart Information Services Corp. 501,015
10,177 Trupanion, Inc.* 260,633
6,703 United Fire Group, Inc. 248,413
9,738,627
Interactive Media & Services (1.3%):
22,402 Cargurus, Inc., Class A* 762,788
18,066 IAC, Inc.* 723,182
62,976 Match Group, Inc. 1,933,993
16,133 QuinStreet, Inc.* 193,757
7,120 Shutterstock, Inc.^ 118,263
32,309 TripAdvisor, Inc.* 344,414
16,003 Yelp, Inc., Class A* 395,914
10,949 Ziff Davis, Inc.* 459,420
65,680 ZoomInfo Technologies, Inc., Class A* 392,767
5,324,498
IT Services (0.7%):
10,165 ASGN, Inc.* 393,487
22,036 DigitalOcean Holdings, Inc.* 1,890,248
51,831 DXC Technology Co.* 651,516
19,254 Grid Dynamics Holdings, Inc.* 109,748
3,044,999
Leisure Products (0.3%):
7,635 Acushnet Holdings Corp. 713,720
39,589 Callaway Golf Co.* 549,495
1,263,215
Life Sciences Tools & Services (0.2%):
11,182 Azenta, Inc.* 236,276
11,217 BioLife Solutions, Inc.* 214,021
31,455 Cytek Biosciences, Inc.* 137,458
26,048 Fortrea Holdings, Inc.* 245,372
4,420 OmniAb, Inc. - Vesting 12.5*(a) —
Shares Value
Common Stocks, continued
Life Sciences Tools & Services, continued
4,420 OmniAb, Inc. - Vesting 15*(a) $ —
833,127
Machinery (4.3%):
2,979 Alamo Group, Inc. 491,446
7,767 Albany International Corp., Class A 405,515
6,529 Astec Industries, Inc. 351,521
14,055 Enerpac Tool Group Corp., Class A 512,586
5,868 Enpro, Inc. 1,470,814
7,167 ESCO Technologies, Inc. 2,016,579
16,859 Federal Signal Corp. 1,823,132
10,317 Franklin Electric Co., Inc. 950,918
72,422 Gates Industrial Corp. plc* 1,637,461
8,288 Greenbrier Cos., Inc. (The) 436,363
14,495 JBT Marel Corp. 1,853,476
3,194 Kadant, Inc. 933,766
20,784 Kennametal, Inc. 750,926
2,999 Lindsay Corp. 357,091
42,456 Mueller Water Products, Inc., Class A 1,167,116
6,685 Proto Labs, Inc.* 381,179
3,334 Standex International Corp. 849,703
5,033 Tennant Co. 334,191
13,986 Titan International, Inc.* 96,643
21,853 Trinity Industries, Inc. 703,230
8,523 Worthington Enterprises, Inc. 444,389
17,968,045
Marine Transportation (0.3%):
8,682 Matson, Inc. 1,423,327
Media (0.6%):
1,309 Cable One, Inc.* 119,394
38,292 DoubleVerify Holdings, Inc.* 363,774
11,155 John Wiley & Sons, Inc., Class A 425,005
6,466 Scholastic Corp. 252,562
40,227 Versant Media Group, Inc. 1,489,204
2,649,939
Metals & Mining (1.1%):
3,007 Alpha Metallurgical Resources, Inc.* 617,247
14,811 Century Aluminum Co.* 869,258
4,503 Kaiser Aluminum Corp. 542,656
5,724 Materion Corp. 827,977
9,583 Metallus, Inc.* 156,586
14,506 Warrior Met Coal, Inc. 1,351,234
8,878 Worthington Steel, Inc. 269,447
4,634,405
Mortgage Real Estate Investment Trusts (REITs) (0.8%):
56,476 Arbor Realty Trust, Inc. 435,430
30,894 ARMOUR Residential REIT, Inc. 515,312
28,808 Ellington Financial, Inc. 341,375
27,304 PennyMac Mortgage Investment Trust 318,364
37,956 Redwood Trust, Inc. 212,933
145,768 Rithm Capital Corp. 1,381,881
3,205,295
Mortgage Real Estate Investment Trusts (REITs) (0.5%):
24,308 Adamas Trust, Inc. 178,907
38,257 Apollo Commercial Real Estate Finance, Inc. 403,994

AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Mortgage Real Estate Investment Trusts (REITs), continued
42,772 Blackstone Mortgage Trust, Inc., Class A $ 819,084
24,974 Franklin BSP Realty Trust, Inc. 212,029
30,155 Two Harbors Investment Corp. 344,370
1,958,384
Multi-Utilities (0.3%):
22,373 Avista Corp. 898,052
5,113 Unitil Corp. 267,103
1,165,155
Office REITs (0.6%):
48,266 Douglas Emmett, Inc. 454,666
12,056 Easterly Government Properties, Inc., Class A 258,360
30,672 Highwoods Properties, Inc. 656,688
16,712 JBG SMITH Properties 244,162
19,748 SL Green Realty Corp. 729,491
2,343,367
Oil, Gas & Consumable Fuels (3.3%):
22,089 California Resources Corp. 1,529,001
21,946 Comstock Resources, Inc.* 462,622
14,155 Core Natural Resources, Inc. 1,482,453
67,343 Crescent Energy Co., Class A 909,130
8,279 CVR Energy, Inc.* 278,588
10,234 Dorian LPG, Ltd. 350,003
11,154 International Seaways, Inc. 812,903
12,602 Kinetik Holdings, Inc., Class A 610,063
50,000 Magnolia Oil & Gas Corp., Class A 1,578,500
28,539 Northern Oil & Gas, Inc. 834,195
14,119 Par Pacific Holdings, Inc.* 884,414
34,302 Peabody Energy Corp. 1,130,251
7,660 REX American Resources Corp.* 349,066
62,726 SM Energy Co. 1,955,797
34,155 Talos Energy, Inc.* 538,283
15,070 World Kinect Corp. 347,665
14,052,934
Paper & Forest Products (0.1%):
9,191 Sylvamo Corp. 388,228
Passenger Airlines (0.5%):
3,708 Allegiant Travel Co.* 300,497
83,767 JetBlue Airways Corp.* 370,250
11,069 SkyWest, Inc.* 1,016,466
14,973 Sun Country Airlines Holdings, Inc.* 247,354
1,934,567
Personal Care Products (0.2%):
12,735 Edgewell Personal Care Co. 271,765
5,092 Interparfums, Inc. 462,557
734,322
Pharmaceuticals (2.0%):
48,030 Amneal Pharmaceuticals, Inc.* 597,013
9,781 Amphastar Pharmaceuticals, Inc.* 191,610
4,965 ANI Pharmaceuticals, Inc.* 381,809
8,840 Collegium Pharmaceutical, Inc.* 292,339
25,875 Corcept Therapeutics, Inc.* 1,043,021
11,027 Harmony Biosciences Holdings, Inc.* 308,866
34,570 Indivior Pharmaceuticals, Inc.* 1,053,694
Shares Value
Common Stocks, continued
Pharmaceuticals, continued
17,888 Innoviva, Inc.* $ 416,790
5,486 Ligand Pharmaceuticals, Inc.* 1,095,280
73,297 Organon & Co. 439,049
11,444 Pacira BioSciences, Inc.* 258,634
38,560 Perrigo Co. plc 414,134
5,807 Phibro Animal Health Corp., Class A 321,185
12,980 Prestige Consumer Healthcare, Inc.* 769,325
16,146 Supernus Pharmaceuticals, Inc.* 834,587
8,417,336
Professional Services (1.6%):
42,605 Amentum Holdings, Inc.* 1,111,138
7,436 CSG Systems International, Inc. 594,434
9,713 Insperity, Inc. 262,640
14,343 Korn Ferry 902,892
32,860 Legalzoom.com, Inc.* 186,316
12,831 ManpowerGroup, Inc. 378,001
13,157 Paycom Software, Inc. 1,599,102
27,405 Robert Half, Inc. 696,087
36,368 Upwork, Inc.* 398,593
45,169 Verra Mobility Corp., Class A* 645,465
6,774,668
Real Estate Management & Development (0.5%):
64,995 Cushman & Wakefield, Ltd.* 796,839
26,020 eXp World Holdings, Inc. 155,860
33,339 Kennedy-Wilson Holdings, Inc. 360,728
6,502 Marcus & Millichap, Inc. 172,888
11,149 St. Joe Co. (The) 700,157
2,186,472
Residential REITs (0.2%):
4,733 Centerspace 271,911
6,283 NexPoint Residential Trust, Inc. 157,075
21,957 Veris Residential, Inc. 414,328
843,314
Retail REITs (1.5%):
36,031 Acadia Realty Trust 688,913
26,277 Curbline Properties Corp. 677,684
14,084 Getty Realty Corp. 447,871
71,606 Macerich Co. (The) 1,353,353
34,570 Phillips Edison & Co., Inc. 1,293,609
3,692 Saul Centers, Inc. 120,285
31,569 Tanger, Inc. 1,072,715
34,200 Urban Edge Properties 683,316
13,058 Whitestone REIT, Class B 210,887
6,548,633
Semiconductors & Semiconductor Equipment (3.9%):
14,987 ACM Research, Inc., Class A* 589,738
6,819 Alpha & Omega Semiconductor, Ltd.* 151,109
8,400 Axcelis Technologies, Inc.* 781,872
13,075 Cohu, Inc.* 400,356
12,638 Diodes, Inc.* 862,670
36,200 Enphase Energy, Inc.* 1,368,722
21,480 FormFactor, Inc.* 2,083,345
9,476 Ichor Holdings, Ltd.* 441,676
7,417 Impinj, Inc.* 761,726
14,393 Kulicke & Soffa Industries, Inc. 945,908

AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
22,630 MaxLinear, Inc., Class A* $ 393,536
9,079 PDF Solutions, Inc.* 296,974
13,222 Penguin Solutions, Inc.* 232,707
16,575 Photronics, Inc.* 669,796
15,078 Power Integrations, Inc. 771,994
23,314 Qorvo, Inc.* 1,804,504
25,480 Semtech Corp.* 1,959,157
16,519 SolarEdge Technologies, Inc.* 843,295
12,522 Ultra Clean Holdings, Inc.* 778,618
16,429 Veeco Instruments, Inc.* 556,286
16,693,989
Software (3.0%):
20,007 A10 Networks, Inc. 462,562
28,783 ACI Worldwide, Inc.* 1,180,391
30,527 Adeia, Inc. 733,564
7,152 Agilysys, Inc.* 508,793
13,908 Alarm.com Holdings, Inc.* 600,686
14,000 BlackLine, Inc.* 518,000
40,005 Box, Inc., Class A* 945,718
71,533 Cleanspark, Inc.*^ 608,746
24,600 Clear Secure, Inc., Class A 1,190,886
21,213 Life360, Inc.* 865,915
17,984 LiveRamp Holdings, Inc.* 476,936
105,160 MARA Holdings, Inc.*^ 858,106
21,917 N-able, Inc.* 102,352
40,272 NCR Voyix Corp.* 254,922
11,896 Progress Software Corp.* 305,132
17,310 Q2 Holdings, Inc.* 818,763
21,015 RingCentral, Inc., Class A 781,548
35,170 Sprinklr, Inc., Class A* 211,020
10,450 SPS Commerce, Inc.* 581,751
25,951 Teradata Corp.* 665,124
12,670,915
Specialized REITs (0.7%):
27,638 Four Corners Property Trust, Inc. 653,639
43,050 Millrose Properties, Inc. 1,205,400
41,003 Outfront Media, Inc. 1,086,580
13,382 Safehold, Inc. 181,058
3,126,677
Specialty Retail (3.1%):
18,384 Academy Sports & Outdoors, Inc. 1,037,777
16,571 Advance Auto Parts, Inc. 874,120
43,637 American Eagle Outfitters, Inc. 728,738
5,341 Asbury Automotive Group, Inc.* 1,043,685
8,403 Boot Barn Holdings, Inc.* 1,229,863
8,076 Buckle, Inc. (The) 406,707
39,456 CarMax, Inc.* 1,640,580
3,262 Group 1 Automotive, Inc. 1,078,515
5,268 MarineMax, Inc.* 142,552
8,594 Monro, Inc. 137,848
21,899 National Vision Holdings, Inc.* 567,184
27,207 Sally Beauty Holdings, Inc.* 376,817
11,218 Signet Jewelers, Ltd. 949,492
4,113 Sonic Automotive, Inc., Class A 282,028
14,683 Upbound Group, Inc. 265,028
14,929 Urban Outfitters, Inc.* 945,752
22,189 Victoria's Secret & Co.* 1,028,682
Shares Value
Common Stocks, continued
Specialty Retail, continued
810 Winmark Corp. $ 346,316
13,081,684
Technology Hardware, Storage & Peripherals (0.0%
†
):
8,144 Corsair Gaming, Inc.* 45,199
Textiles, Apparel & Luxury Goods (0.8%):
10,017 Carter's, Inc. 358,208
10,465 G-III Apparel Group, Ltd. 289,881
14,084 Kontoor Brands, Inc. 989,964
3,971 Oxford Industries, Inc. 152,923
19,960 Steven Madden, Ltd. 677,043
62,298 Under Armour, Inc., Class A* 368,181
21,755 Under Armour, Inc., Class C* 125,962
22,695 Wolverine World Wide, Inc. 370,382
3,332,544
Tobacco (0.1%):
6,931 Universal Corp. 365,264
Trading Companies & Distributors (1.2%):
29,158 Air Lease Corp., Class A 1,893,521
10,334 Boise Cascade Co. 783,834
51,037 DNOW, Inc.* 607,851
3,562 DXP Enterprises, Inc.* 497,718
16,765 Rush Enterprises, Inc., Class A 1,108,334
4,891,258
Water Utilities (0.6%):
10,233 American States Water Co. 773,819
16,075 California Water Service Group 728,841
10,341 H2O America 606,706
5,237 Middlesex Water Co. 272,586
2,381,952
Wireless Telecommunication Services (0.3%):
21,275 Gogo, Inc.* 85,526
27,096 Telephone and Data Systems, Inc. 1,140,742
1,226,268
Total Common Stocks (Cost $315,007,108) 422,271,571
Affiliated Investment Company (0.9%):
Money Market Funds (0.9%):
3,925,653 BlackRock Liquidity FedFund, Institutional Class,
3.55%
+
(b)(c) 3,925,653
Total Affiliated Investment Company (Cost $3,925,653) 3,925,653
Unaffiliated Investment Company (0.1%):
Money Market Funds (0.1%):
377,091 Dreyfus Treasury Securities Cash Management
Fund, Institutional Shares, 3.53%(c) 377,091
Total Unaffiliated Investment Company (Cost $377,091) 377,091
Total Investment Securities
(Cost $319,309,852 ) — 101.0% 426,574,315
Net other assets (liabilities) — (1.0)% (4,146,584)
Net Assets — 100.0% $ 422,427,731

AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Percentages indicated are based on net assets as of March 31, 2026.
ADR—American Depository Receipt
REIT—Real Estate Investment Trust
* Non-income producing security.
^ This security or a partial position of this security was on loan as of March 31, 2026. The total value of securities on loan as of March 31, 2026 was $4,054,077.
+ Affiliated Securities
(a) Security was valued using significant unobservable inputs as of March 31, 2026.
(b) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2026.
(c) The rate represents the effective yield at March 31, 2026.
† Represents less than 0.05%.
Amounts shown as “—“ are either $0 or round to less than $1.
Futures Contracts
At March 31, 2026, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
E-Mini Russell 2000 Index June Futures (U.S. Dollar) 6/18/26 6 $ 753,660 $ 14,633
$ 14,633

AZL T. Rowe Price Capital Appreciation Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks (61.8%):
Aerospace & Defense (0.1%):
4,000 General Electric Co. $ 1,135,080
Banks (0.7%):
20,800 JPMorgan Chase & Co. 6,118,528
Beverages (1.4%):
469,700 Keurig Dr Pepper, Inc. 12,367,201
Biotechnology (4.6%):
23,200 Alnylam Pharmaceuticals, Inc.* 7,676,184
71,260 Apogee Therapeutics, Inc.* 5,997,954
20,447 Arcellx, Inc.* 2,347,724
36,898 Ascendis Pharma A/S, ADR* 8,439,680
32,074 BioNTech SE, ADR* 2,850,737
34,375 Cg Oncology, Inc.* 2,326,500
74,067 Cytokinetics, Inc.* 4,881,756
44,344 Dyne Therapeutics, Inc.* 803,957
93,800 Erasca, Inc.* 1,517,684
18,700 Kymera Therapeutics, Inc.*^ 1,557,523
35,605 Vaxcyte, Inc.* 2,069,007
40,468,706
Broadline Retail (5.0%):
212,072 Amazon.com, Inc.
#
* 44,168,236
Capital Markets (0.1%):
2,200 S&P Global, Inc. 935,748
Communications Equipment (0.4%):
20,100 Arista Networks, Inc.* 2,467,878
2,300 Ciena Corp.* 892,929
3,360,807
Electric Utilities (0.8%):
180,631 PPL Corp. 6,900,104
Energy Equipment & Services (0.3%):
46,500 SLB, Ltd. 2,389,635
Entertainment (0.8%):
68,800 Netflix, Inc.* 6,615,120
Financial Services (1.8%):
18,074 Mastercard, Inc., Class A 9,030,855
21,014 Visa, Inc., Class A
#
6,351,271
15,382,126
Health Care Equipment & Supplies (1.8%):
25,213 Abbott Laboratories 2,588,619
84,829 Becton Dickinson & Co. 13,337,663
15,926,282
Health Care Providers & Services (2.2%):
36,404 Cencora, Inc. 11,435,953
27,850 UnitedHealth Group, Inc. 7,535,931
18,971,884
Hotels, Restaurants & Leisure (2.5%):
42,856 DoorDash, Inc., Class A* 6,434,828
113,830 Starbucks Corp. 10,198,030
Shares Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
33,938 Yum! Brands, Inc.
#
$ 5,276,680
21,909,538
Insurance (1.2%):
22,271 Arthur J. Gallagher & Co. 4,823,453
30,627 Ryan Specialty Holdings, Inc., Class A 1,033,355
14,822 Willis Towers Watson plc 4,308,756
10,165,564
Interactive Media & Services (6.3%):
74,560 Alphabet, Inc., Class A
#
21,440,474
58,731 Meta Platforms, Inc., Class A 33,601,767
55,042,241
Life Sciences Tools & Services (4.1%):
30,900 Danaher Corp. 5,858,640
212,820 Revvity, Inc. 18,645,160
37,864 Waters Corp.* 11,275,899
35,779,699
Machinery (0.8%):
92,486 Ingersoll Rand, Inc. 7,409,978
Multi-Utilities (5.5%):
63,596 Ameren Corp. 6,990,472
509,354 CenterPoint Energy, Inc. 21,983,719
421,577 NiSource, Inc. 19,670,783
48,644,974
Oil, Gas & Consumable Fuels (1.0%):
104,666 Canadian Natural Resources, Ltd., ADR 5,100,374
10,300 Chevron Corp. 2,131,070
14,300 ConocoPhillips 1,887,600
9,119,044
Pharmaceuticals (0.9%):
8,479 Eli Lilly & Co. 7,798,730
Semiconductors & Semiconductor Equipment (7.8%):
62,977 Advanced Micro Devices, Inc.
#
* 12,811,411
52,961 Broadcom, Inc. 16,391,959
800 KLA Corp. 1,177,928
4,300 Micron Technology, Inc. 1,452,712
165,172 NVIDIA Corp.
#
28,805,997
23,800 Taiwan Semiconductor Manufacturing Co., Ltd.,
ADR 8,043,210
68,683,217
Software (7.9%):
2,363,993 Aurora Innovation, Inc., Class A* 9,739,651
61,044 Bentley Systems, Inc., Class B 2,143,865
106,868 Microsoft Corp.
#
39,559,328
108,827 PTC, Inc.* 15,506,759
17,276 Workday, Inc., Class A* 2,244,498
69,194,101
Technology Hardware, Storage & Peripherals (3.8%):
131,567 Apple, Inc. 33,390,389
Total Common Stocks (Cost $510,901,823) 541,876,932

AZL T. Rowe Price Capital Appreciation Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Asset-Backed Securities (0.2%):
$ 809,340 Domino's Pizza Master Issuer LLC, Class A23,
Series 2017-1A, 4.12%, 7/25/47, Callable 4/25/26
@ 100(a) $ 808,508
619,200 Domino's Pizza Master Issuer LLC, Class A2, Series
2019-1A, 3.67%, 10/25/49, Callable 10/25/26 @
100(a) 594,236
Total Asset-Backed Securities (Cost $1,420,635) 1,402,744
Bank Loans (9.8%):
Aerospace & Defense (0.6%):
4,727,332 TransDigm Inc. New Tranche K Term Loan, 5.91%
(Term SOFR+225bps), 3/22/30 4,726,056
411,000 TransDigm Inc. Tranche N Term Loan, 6.16% (Term
SOFR+250bps), 2/10/33 411,078
5,137,134
Biotechnology (0.2%):
1,991,684 Icon Parent, Inc. 2025 Term Loan (First Lien),
6.41% (Term SOFR+275bps), 11/13/31 1,907,456
Building Products (0.7%):
1,022,238 Filtration Group Corporation 2025 Incremental Euro
Term Loan, 2.87% (EURIBOR RFR+0bps), 10/21/28 1,022,667
5,135,202 Filtration Group Corporation 2025-B Incremental
Dollar Term Loan, 6.16% (Term SOFR+250bps),
10/21/28 5,133,046
6,155,713
Capital Markets (1.1%):
2,734,650 CPI Holdco B LLC 2025 Fourth Amendment
Incremental Term Loan, 5.66% (Term
SOFR+200bps), 5/17/31 2,713,839
1,570,019 Mariner Wealth Advisors LLC Amendment
No. 9 Refinancing Term Loan, 5.91% (Term
SOFR+225bps), 12/31/30 1,563,802
2,672,585 USI, Inc. 2024-C Term Loan, 5.91% (Term
SOFR+225bps), 9/29/30 2,662,562
2,623,413 USI, Inc. 2024-D Term Loan, 5.91% (Term
SOFR+225bps), 11/21/29 2,615,229
9,555,432
Consumer Finance (0.7%):
6,647,027 AmWINS Group, Inc. 2026 Refinancing Term Loan,
5.66% (Term SOFR+200bps), 1/30/32 6,595,978
Diversified Consumer Services (0.2%):
1,707,779 Ascend Learning, LLC, Amendment No.
5 Incremental Term Loan, 6.66% (Term
SOFR+300bps), 12/11/28 1,665,085
Electronic Equipment, Instruments & Components (0.2%):
1,610,079 Storable, Inc. Initial Term Loan (First Lien), 6.91%
(Term SOFR+325bps), 4/16/31 1,538,430
Financial Services (1.5%):
292,000 EP Wealth Advisors LLC Closing Date Term Loan,
6.66% (Term SOFR+300bps), 10/18/32 292,000
11,631,665 Hub International Limited 2025 Incremental Term
Loan, 5.91% (Term SOFR+225bps), 6/20/30 11,598,282
1,652,700 SBA Senior Finance II LLC Initial Term Loan (2024),
5.43% (SOFR+175bps), 1/25/31 1,657,526
13,547,808
Principal Amount Value
Bank Loans, continued
Health Care Equipment & Supplies (0.3%):
$ 2,808,088 Loire UK Midco 3 Limited. Facility B3 (USD), 7.66%
(Term SOFR+400bps), 1/21/30 $ 2,800,478
Hotels, Restaurants & Leisure (0.4%):
3,392,852 Hilton Worldwide Series B-4 Term Loan, 3.68%
(SOFR+0bps), 11/8/30 3,397,093
578,477 Wyndham Hotels & Resorts 2024 Term B Loan,
5.41% (Term SOFR+175bps), 5/24/30 580,004
3,977,097
Insurance (0.8%):
6,915,370 Broadstreet Partners, Inc. 2025 Tranche B Term
Loan, 6.16% (Term SOFR+250bps), 6/13/31 6,736,469
119,931 Ryan Specialty Group, LLC 2024 Term Loan, 5.66%
(Term SOFR+200bps), 9/15/31 119,631
6,856,100
IT Services (0.3%):
1,891,675 Epicor Software Corporation (fka Eagle Parent Inc.)
Term E Loan, 6.18% (SOFR+250bps), 5/30/31 1,853,368
591,258 Quartz AcquireCo, LLC Term B-2 Loan, 5.91% (Term
SOFR+225bps), 6/28/30 490,744
2,344,112
Software (2.1%):
2,050,146 Applied Systems, Inc. Initial Term Loan (2024)
(Second Lien), 8.16% (Term SOFR+450bps),
2/23/32 2,018,533
13,157,854 Applied Systems, Inc. Tranche B-1 Term Loan (First
Lien), 5.91% (Term SOFR+225bps), 2/24/31 12,887,328
2,603,922 Sophia, L.P. Initial Term Loan (First Lien), 6.16%
(Term SOFR+250bps), 10/8/29 2,528,512
815,128 UKG Inc. 2024 Refinancing Term Loan (First Lien),
3.68% (SOFR+0bps), 2/10/31 777,738
18,212,111
Technology Hardware, Storage & Peripherals (0.3%):
2,844,000 Bending Spoons US Amendment No. 4 Dollar Term
Loan, 9.54% (Term SOFR+587.5bps), 3/7/31 2,588,040
185,244 Bending Spoons US Tranche B Term Loan, 9.54%
(Term SOFR+587.5bps), 3/7/31 168,572
2,756,612
Textiles, Apparel & Luxury Goods (0.4%):
3,253,927 Varsity Brands LLC 2025-2 Replacement Term Loan,
6.41% (Term SOFR+275bps), 8/26/31 3,236,648
Total Bank Loans (Cost $87,438,724) 86,286,194
Corporate Bonds (8.2%):
Aerospace & Defense (1.6%):
419,000 TransDigm, Inc., 6.75%, 8/15/28, Callable 4/12/26
@ 101.69(a) 423,714
762,000 TransDigm, Inc., 4.63%, 1/15/29, Callable 5/2/26
@ 100 748,665
2,571,000 TransDigm, Inc., 6.38%, 3/1/29, Callable 4/12/26
@ 103.19(a) 2,603,138
1,272,000 TransDigm, Inc., 7.13%, 12/1/31, Callable 12/1/26
@ 103.56(a) 1,306,980
3,474,000 TransDigm, Inc., 6.63%, 3/1/32, Callable 3/1/27 @
103.31(a) 3,543,480
2,565,000 TransDigm, Inc., 6.38%, 5/31/33, Callable 5/31/28
@ 103.19(a) 2,545,762

AZL T. Rowe Price Capital Appreciation Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Aerospace & Defense, continued
$ 171,000 TransDigm, Inc., 6.25%, 1/31/34, Callable 8/31/28
@ 103.13(a) $ 172,282
1,910,000 TransDigm, Inc., 6.75%, 1/31/34, Callable 8/31/28
@ 103.38(a) 1,931,488
559,000 TransDigm, Inc., 6.13%, 7/31/34, Callable 2/15/29
@ 103.06(a) 547,820
13,823,329
Capital Markets (0.1%):
1,313,000 MSCI, Inc., 5.25%, 9/1/35, Callable 6/1/35 @ 100 1,279,522
Diversified Consumer Services (0.1%):
103,000 Service Corp. International, 4.63%, 12/15/27,
Callable 5/2/26 @ 100 101,841
340,000 Service Corp. International, 3.38%, 8/15/30,
Callable 4/12/26 @ 101.69 314,925
580,000 Service Corp. International, 5.75%, 10/15/32,
Callable 10/15/27 @ 102.88 577,825
994,591
Electric Utilities (0.8%):
1,340,000 American Electric Power Co., Inc., 6.05% (H15T5Y),
3/15/56, Callable 12/15/35 @ 100 1,326,600
1,543,000 American Electric Power Co., Inc., 5.80% (H15T5Y),
3/15/56, Callable 12/15/30 @ 100 1,523,713
1,107,000 Entergy Corp., 6.10% (H15T5Y), 6/15/56, Callable
3/15/36 @ 100 1,089,011
1,570,000 Entergy Corp., 5.88% (H15T5Y), 6/15/56, Callable
3/15/31 @ 100 1,546,450
1,801,000 Southern Co. (The), 6.00% (H15T5Y), 4/1/58,
Callable 1/1/33 @ 100 1,807,754
7,293,528
Financial Services (0.1%):
517,000 AmWINS Group, Inc., 6.38%, 2/15/29, Callable
5/2/26 @ 103.19(a) 517,000
Health Care Equipment & Supplies (0.0%
†
):
169,000 Hologic, Inc., 3.25%, 2/15/29, Callable 4/8/26 @
100(a) 168,366
Health Care Providers & Services (0.1%):
451,000 Surgery Center Holdings, Inc., 7.25%, 4/15/32,
Callable 4/15/27 @ 103.63(a) 440,853
Health Care Technology (0.1%):
417,000 IQVIA, Inc., 5.00%, 5/15/27, Callable 4/12/26 @
100(a) 415,436
574,000 IQVIA, Inc., 6.50%, 5/15/30, Callable 5/15/26 @
103.25(a) 586,198
1,001,634
Hotels, Restaurants & Leisure (2.0%):
599,000 Hilton Domestic Operating Co., Inc., 5.88%, 4/1/29,
Callable 5/2/26 @ 102.94(a) 602,744
1,237,000 Hilton Domestic Operating Co., Inc., 3.75%, 5/1/29,
Callable 5/2/26 @ 100(a) 1,179,789
1,166,000 Hilton Domestic Operating Co., Inc., 4.88%,
1/15/30, Callable 4/12/26 @ 101.63 1,147,052
1,710,000 Hilton Domestic Operating Co., Inc., 4.00%, 5/1/31,
Callable 5/2/26 @ 102(a) 1,596,713
1,183,000 Hilton Domestic Operating Co., Inc., 3.63%,
2/15/32, Callable 8/15/26 @ 101.81(a) 1,070,615
Principal Amount Value
Corporate Bonds, continued
Hotels, Restaurants & Leisure, continued
$ 1,189,000 Hilton Domestic Operating Co., Inc., 5.75%,
9/15/33, Callable 7/1/28 @ 102.88(a) $ 1,181,569
931,000 Hilton Domestic Operating Co., Inc., 5.50%,
3/31/34, Callable 12/1/28 @ 102.75(a) 906,561
771,000 Hilton Worldwide Finance LLC/Hilton Worldwide
Finance Corp., 4.88%, 4/1/27, Callable 4/17/26
@ 100 769,072
1,883,000 KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell
of America LLC, 4.75%, 6/1/27, Callable 5/2/26 @
100(a) 1,873,585
533,000 Life Time, Inc., 6.00%, 11/15/31, Callable 11/15/27
@ 103(a) 534,999
302,000 Vail Resorts, Inc., 5.63%, 7/15/30, Callable 7/15/27
@ 102.81(a) 298,980
724,000 Vail Resorts, Inc., 6.50%, 5/15/32, Callable 5/15/27
@ 103.25(a) 731,240
448,000 Yum! Brands, Inc., 4.75%, 1/15/30, Callable
10/15/29 @ 100(a) 439,600
628,000 Yum! Brands, Inc., 3.63%, 3/15/31, Callable
12/15/30 @ 100 580,115
1,561,000 Yum! Brands, Inc., 4.63%, 1/31/32, Callable
10/1/26 @ 102.31 1,490,755
1,492,000 Yum! Brands, Inc., 5.38%, 4/1/32, Callable 4/1/27
@ 102.69 1,473,350
484,000 Yum! Brands, Inc., 6.88%, 11/15/37 525,140
998,000 Yum! Brands, Inc., 5.35%, 11/1/43, Callable 5/1/43
@ 100 944,357
17,346,236
Insurance (2.2%):
1,824,000 Broadstreet Partners Group LLC, 5.88%, 4/15/29,
Callable 5/2/26 @ 100(a) 1,778,400
993,000 HUB International, Ltd., 5.63%, 12/1/29, Callable
5/2/26 @ 101.41(a) 957,004
8,222,000 HUB International, Ltd., 7.25%, 6/15/30, Callable
6/15/26 @ 103.63(a) 8,417,272
4,489,000 HUB International, Ltd., 7.38%, 1/31/32, Callable
1/31/27 @ 103.69(a) 4,567,558
465,000 Ryan Specialty LLC, 4.38%, 2/1/30, Callable 5/2/26
@ 101.09(a) 451,631
1,053,000 Ryan Specialty LLC, 5.88%, 8/1/32, Callable 8/1/27
@ 102.94(a) 1,045,103
1,597,000 USI, Inc., 7.50%, 1/15/32, Callable 1/15/27 @
103.75(a) 1,616,962
18,833,930
IT Services (0.1%):
857,000 Ellucian Holdings, Inc., 6.50%, 12/1/29, Callable
12/1/26 @ 103.25(a) 836,646
Multi-Utilities (0.5%):
1,712,000 CenterPoint Energy, Inc., 5.95% (H15T5Y), 4/1/56,
Callable 1/1/31 @ 100 1,697,020
2,630,000 NiSource, Inc., 5.75% (H15T5Y), 7/15/56, Callable
4/15/31 @ 100 2,577,400
4,274,420
Professional Services (0.1%):
311,000 Booz Allen Hamilton, Inc., 4.00%, 7/1/29, Callable
4/12/26 @ 101(a) 300,191

AZL T. Rowe Price Capital Appreciation Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Percentages indicated are based on net assets as of March 31 , 202 6 .
Principal Amount Value
Corporate Bonds, continued
Professional Services, continued
$ 541,000 Booz Allen Hamilton, Inc., 5.95%, 8/4/33, Callable
5/4/33 @ 100 $ 550,122
397,000 Korn Ferry, 4.63%, 12/15/27, Callable 5/2/26 @
100(a) 392,037
1,242,350
Software (0.1%):
60,000 Crowdstrike Holdings, Inc., 3.00%, 2/15/29, Callable
4/12/26 @ 100 57,075
696,000 Fair Isaac Corp., 6.00%, 5/15/33, Callable 5/15/28
@ 103(a) 682,950
545,000 PTC, Inc., 4.00%, 2/15/28, Callable 4/12/26 @
100(a) 530,013
1,270,038
Specialized REITs (0.3%):
1,201,000 SBA Communications Corp., 3.88%, 2/15/27,
Callable 4/12/26 @ 100 1,188,990
1,332,000 SBA Communications Corp., 3.13%, 2/1/29, Callable
5/2/26 @ 100 1,262,070
63,000 SBA Tower Trust, 6.60%, 1/15/28, Callable 1/15/27
@ 100(a) 64,187
2,515,247
Total Corporate Bonds (Cost $71,763,139) 71,837,690
Principal Amount Value
U.S. Treasury Obligations (17.5%):
U.S. Treasury Notes (17.5%):
$ 15,000,000 3.63%, 9/30/30 $ 14,816,602
29,200,000 3.63%, 10/31/30 28,825,875
24,705,000 3.50%, 11/30/30 24,252,397
10,487,000 3.63%, 12/31/30 10,345,261
14,856,000 3.75%, 1/31/31 14,731,233
24,126,600 3.50%, 2/28/31 23,656,320
11,813,000 3.88%, 12/31/32 11,643,188
9,372,000 4.00%, 1/31/33 9,303,174
16,675,800 3.75%, 2/28/33 16,300,595
153,874,645
Total U.S. Treasury Obligations (Cost $155,021,362) 153,874,645
Shares
Unaffiliated Investment Companies (1.2%):
Money Market Funds (1.2%):
8,125 BlackRock Liquidity FedFund, Institutional Class,
3.55%(b)(c) 8,125
10,491,642 Dreyfus Treasury Securities Cash Management
Fund, Institutional Shares, 3.53%(c) 10,491,642
Total Unaffiliated Investment Companies (Cost $10,499,767) 10,499,767
Total Investment Securities
(Cost $837,045,450 ) — 98.7% 865,777,972
Net other assets (liabilities) — 1.3% 11,346,829
Net Assets — 100.0% $ 877,124,801
ADR—American Depository Receipt
EURIBOR RFR—Euro Interbank Offered Rate Risk-Free Rate
H15T5Y—5 Year Treasury Constant Maturity Rate
REIT—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate
* Non-income producing security.
# All or a portion of this security has been pledged as collateral for outstanding call options written.
† Represents less than 0.05%.
^ This security or a partial position of this security was on loan as of March 31, 2026. The total value of securities on loan as of March 31, 2026 was $8,329.
(a) Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors.
(b) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2026.
(c) The rate represents the effective yield at March 31, 2026.
Options Contracts
At March 31, 2026, the Fund's over-the-counter options written were as follows.
Description Counterparty Put/Call Strike Price Expiration Date Contracts
Notional
Amount(a) Value
Advanced Micro Devices, Inc. JPMorgan Chase Call 310.00 USD 1/15/27 23 $ 713,000 $ (34,180)
Advanced Micro Devices, Inc. JPMorgan Chase Call 320.00 USD 1/15/27 23 736,000 (30,864)
Alphabet, Inc. UBS Call 340.00 USD 1/15/27 20 680,000 (39,687)
Alphabet, Inc. UBS Call 350.00 USD 1/15/27 20 700,000 (34,384)
Alphabet, Inc. JPMorgan Chase Call 360.00 USD 1/15/27 19 684,000 (28,256)
Alphabet, Inc. UBS Call 360.00 USD 1/15/27 20 720,000 (29,743)
Alphabet, Inc. JPMorgan Chase Call 370.00 USD 1/15/27 19 703,000 (24,428)

AZL T. Rowe Price Capital Appreciation Fund
Schedule of Portfolio Investments
March 31, 2026 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Description Counterparty Put/Call Strike Price Expiration Date Contracts
Notional
Amount(a) Value
Alphabet, Inc. JPMorgan Chase Call 380.00 USD 1/15/27 19 $ 722,000 $ (21,124)
Alphabet, Inc. JPMorgan Chase Call 400.00 USD 1/15/27 34 1,360,000 (28,361)
Alphabet, Inc. JPMorgan Chase Call 415.00 USD 1/15/27 34 1,411,000 (22,965)
Apple, Inc. Bank of America Call 300.00 USD 1/15/27 56 1,680,000 (66,370)
Broadcom, Inc. Goldman Sachs Call 390.00 USD 1/15/27 35 1,365,000 (100,891)
Broadcom, Inc. Goldman Sachs Call 410.00 USD 1/15/27 35 1,435,000 (84,916)
Cencora, Inc. Goldman Sachs Call 390.00 USD 1/15/27 14 546,000 (14,273)
Cencora, Inc. Goldman Sachs Call 400.00 USD 1/15/27 14 560,000 (11,909)
Doordash, Inc. Nomura Call 230.00 USD 1/15/27 24 552,000 (23,838)
General Electric Co. Citigroup Call 330.00 USD 1/15/27 20 660,000 (46,085)
General Electric Co. Citigroup Call 340.00 USD 1/15/27 20 680,000 (39,925)
Ingersoll Rand, Inc. Goldman Sachs Call 95.00 USD 1/15/27 56 532,000 (31,761)
Ingersoll Rand, Inc. Goldman Sachs Call 100.00 USD 1/15/27 56 560,000 (25,428)
JPMorgan Chase & Co. Wells Fargo Call 330.00 USD 1/15/27 36 1,188,000 (62,607)
JPMorgan Chase & Co. Wells Fargo Call 350.00 USD 1/15/27 16 560,000 (17,787)
KLA-Tencor Corp. Barclays Bank Call 1840.00 USD 1/15/27 4 736,000 (64,227)
KLA-Tencor Corp. Barclays Bank Call 1900.00 USD 1/15/27 4 760,000 (58,087)
Mastercard, Inc. Barclays Bank Call 670.00 USD 6/18/26 20 1,340,000 (427)
Mastercard, Inc. Barclays Bank Call 570.00 USD 1/15/27 10 570,000 (26,007)
Mastercard, Inc. Barclays Bank Call 580.00 USD 1/15/27 15 870,000 (34,231)
Mastercard, Inc. Barclays Bank Call 600.00 USD 1/15/27 25 1,500,000 (43,698)
Netflix, Inc. JPMorgan Chase Call 96.00 USD 1/15/27 229 2,198,400 (334,924)
Netflix, Inc. JPMorgan Chase Call 98.00 USD 1/15/27 229 2,244,200 (311,689)
Netflix, Inc. JPMorgan Chase Call 100.00 USD 1/15/27 230 2,300,000 (290,816)
S&P Global, Inc. Barclays Bank Call 590.00 USD 1/15/27 11 649,000 (9,789)
S&P Global, Inc. Barclays Bank Call 610.00 USD 1/15/27 11 671,000 (7,599)
Starbucks Corp. UBS Call 105.00 USD 1/15/27 111 1,165,500 (65,939)
Starbucks Corp. UBS Call 110.00 USD 1/15/27 111 1,221,000 (51,359)
Starbucks Corp. UBS Call 115.00 USD 1/15/27 40 460,000 (14,309)
Visa, Inc. Goldman Sachs Call 395.00 USD 6/18/26 30 1,185,000 (422)
Visa, Inc. Citigroup Call 345.00 USD 1/15/27 12 414,000 (18,852)
Visa, Inc. Citigroup Call 360.00 USD 1/15/27 21 756,000 (23,851)
Visa, Inc. Citigroup Call 365.00 USD 1/15/27 12 438,000 (12,173)
Visa, Inc. Citigroup Call 375.00 USD 1/15/27 21 787,500 (16,897)
Yum! Brands, Inc. UBS Call 165.00 USD 1/15/27 38 627,000 (44,281)
Yum! Brands, Inc. UBS Call 180.00 USD 1/15/27 29 522,000 (18,956)
Yum! Brands, Inc. UBS Call 185.00 USD 1/15/27 29 536,500 (15,335)
Total (Premiums $2,688,184) $ (2,283,650)
(a) Notional amount is expressed as the number of contracts multiplied by the contract size multiplied by the strike price of the underlying asset.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2026 (Unaudited)

$
(2,860,467)(a)
(2,654,738)(a)
1. Consolidation of Subsidiary
Effective as of the close of business March 10, 2023, the International Index Fund (the “Fund”) via a Purchase Agreement invested in shares of another series of the Trust managed by the Manager, the AZL MSCI Emerging Markets Equity Index Fund (the “Subsidiary”), a wholly-owned and controlled subsidiary of the Fund. As of March 31, 2026, the Fund’s aggregate investment in the Subsidiary was $1, representing less than 0.01% of the Fund’s net assets. The Subsidiary is a disregarded entity for federal income tax purposes and holds certain Russian-based securities which have settlement restrictions. The Subsidiary’s financial statements, including its investments, and its operating results have been consolidated with those of the Fund. All intercompany transactions have been eliminated.
2. Related Party Transactions
Allianz Investment Management LLC (the “Manager”) or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which each Fund invests or is an affiliate of the security. At March 31, 2026, the following investments are noted as affiliated securities in each Fund’s Schedule of Portfolio Investments.
Value
12/31/25
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains/(Losses)
Change in Net
Unrealized
Appreciation/
(Depreciation)
Value
3/31/26
Shares
as of
3/31/26
AZL Enhanced Bond Index
Fund
BlackRock Liquidity Fed Fund,
Institutional Class $ 16 $ 1,164,974 (a) $ — $ — $ — $ 1,164,990 1,164,990
Value
12/31/25
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains/(Losses)
Change in Net
Unrealized
Appreciation/
(Depreciation)
Value
3/31/26
Shares
as of
3/31/26
AZL International Index Fund
Allianz SE, Registered Shares $ 10,315,964 $ — $ (915,137) $ 602,265 $ (1,538,697) $ 8,464,395 20,429
BlackRock Liquidity FedFund,
Institutional Class. 5,453,785 3,869,827 (a) — — 9,323,612 9,323,612
$ 15,769,749 $ 3,869,827 $ (915,137) $ 602,265 $ (1,538,697)
$ 17,788,007
Value
12/31/25
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains/(Losses)
Change in Net
Unrealized
Appreciation/
(Depreciation)
Value
3/31/26
Shares
as of
3/31/26
AZL Mid Cap Index Fund
BlackRock Liquidity Fed Fund,
Institutional Class $ 4,139,831 $ — $ — $ — $ 1,279,364 1,279,364
Value
12/31/25
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains/(Losses)
Change in Net
Unrealized
Appreciation/
(Depreciation)
Value
3/31/26
Shares
as of
3/31/26
AZL Moderate Index Strategy
Fund
AZL Enhanced Bond Index Fund $ 502,219,015 $ — $ (21,688,795) $ (3,786,422) $ 3,415,411 $ 480,159,209 49,196,640
AZL International Index Fund,
Class 2 209,472,549 — (20,350,912) 3,536,056 (1,346,167) 191,311,526 8,684,136
AZL Mid Cap Index Fund, Class 2 44,282,743 — (4,296,269) (236,078) 1,459,038 41,209,434 2,451,483
AZL S&P 500 Index Fund, Class 2 472,069,906 — (7,521,167) 95,659 (20,590,162) 444,054,236 20,184,283
AZL Small Cap Stock Index Fund,
Class 2 31,512,514 — 177,257 964,453 29,999,486 2,601,863
$ 1,259,556,727 $ — $ (56,511,881) $ (213,528) $ (16,097,427)
$ 1,186,733,891

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2026 (Unaudited)

194,808(a)
Value
12/31/25
Purchases
at Cost
Proceeds
from
Sales
Net Realized
Gains/(Losses)
Change in Net
Unrealized
Appreciation/
(Depreciation)
Value
3/31/26
Shares
as of
3/31/26
AZL MSCI Global Equity Index
Fund
Allianz SE, Registered Shares $ 759,033 $ — $ (45,314) $ 18,877 $ (89,967) $ 642,629 1,551
BlackRock Finance, Inc. 667,892 — (19,095) 8,564 (73,603) 583,758 607
BlackRock Liquidity FedFund,
Institutional Class 1,053,523 407,489 (a) — — — 1,461,012 1,461,012
$ 2,480,448 $ 407,489 $ (64,409) $ 27,441 $ (163,570)
$ 2,687,399
Value
12/31/25
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains/(Losses)
Change in Net
Unrealized
Appreciation/
(Depreciation)
Value
3/31/26
Shares
as of
3/31/26
AZL Russell 1000 Growth
Index Fund
BlackRock Liquidity Fed Fund,
Institutional Class $ 364,730 $ 66,178 (a) $ — $ — $ — $ 430,908 430,908
Value
12/31/25
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains/(Losses)
Change in Net
Unrealized
Appreciation/
(Depreciation)
Value
3/31/26
Shares
as of
3/31/26
AZL Russell 1000 Value Index
Fund
BlackRock, Inc. $ 3,449,706 $ — $ (147,253) $ 99,357 $ (437,820) $ 2,963,990 3,082
BlackRock Liquidity Fed Fund,
Institutional Class 1,070,060 — (673,008)(a) — — 397,052 397,052
$ 4,519,766 $ — $ (820,261) $ 99,357 $ (437,820)
$ 3,361,042
Value
12/31/25
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains/(Losses)
Change in Net
Unrealized
Appreciation/
(Depreciation)
Value
3/31/26
Shares
as of
3/31/26
AZL S&P 500 Index Fund
BlackRock, Inc. $ 6,842,684 $ — $ (153,980) $ 7,905 $ (684,960) $ 6,011,649 6,251
BlackRock Liquidity Fed Fund,
Institutional Class — — — — 194,808 194,808
$ 6,842,684 $ 194,808 $ (153,980) $ 7,905 $ (684,960)
$ 6,206,457
Value
12/31/25
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains/(Losses)
Change in Net
Unrealized
Appreciation/
(Depreciation)
Value
3/31/26
Shares
as of
3/31/26
AZL Small Cap Stock Index
Fund
BlackRock Liquidity Fed Fund,
Institutional Class $ 3,353,547 $ 572,106(a) $ — $ — $ — $ 3,925,653 3,925,653
(a) Represents net amount purchased (sold).

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2026 (Unaudited)

3. Restricted Securities
A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of
1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Trustees. Not all restricted securities are considered illiquid. The illiquid restricted securities held as of March 31, 2026 are identified below.
AZL Fidelity Institutional Asset Management Multi-Strategy Fund
AZL Fidelity Institutional Asset Management Total Bond Fund
Security
Acquisition
Date(a)
Acquisition
Cost
Shares or
Principal
Amount($) Value
Percentage of Net
Assets
Altice France Holdings SA CVR, 2/12/29 2/11/26 $ — 179 $ 2,007 0.00%
Canacol Energy, Ltd. Term DIP 1Ln, 12.66%, 6/30/26 1/9/26 55,425 58,342 58,342 0.00%
Sunnova Energy Corp., 5.88%, 9/1/26, Callable 5/2/26 @ 100.00 4/9/25 81,631 230,000 472 0.00%
Security
Acquisition
Date(a)
Acquisition
Cost
Shares or
Principal
Amount($) Value
Percentage of Net
Assets
Altice France Holdings SA CVR, 2/12/29 2/11/26 $ — 33 $ 370 0.00%
Canacol Energy, Ltd. Term DIP 1Ln, 12.66%, 6/30/26 1/9/26 10,455 11,005 11,005 0.01%
Sunnova Energy Corp., 5.88%, 9/1/26, Callable 5/2/26 @ 100.00 4/9/25 8,000 20,000 41 0.00%
(a) Acquisition date represents the initial purchase date of the security.